UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor,

Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 13 of its series: Allspring Alternative Risk Premia Fund, Allspring California Limited-Term Tax-Free Fund, Allspring California Tax-Free Fund, Allspring High Yield Municipal Bond Fund, Allspring Intermediate Tax/AMT-Free Fund, Allspring Minnesota Tax-Free Fund, Allspring Municipal Bond Fund, Allspring Municipal Sustainability Fund, Allspring Pennsylvania Tax-Free Fund, Allspring Short-Term Municipal Bond Fund, Allspring Strategic Municipal Bond Fund, Allspring Ultra Short-Term Municipal Income Fund, and Allspring Wisconsin Tax-Free Fund.

Date of reporting period: June 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

June 30, 2024

Alternative Risk Premia Fund

Class R6

WRPRX

This annual shareholder report contains important information about Alternative Risk Premia Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$63	0.62%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Portfolio changes during the period included enhancements to macro, value, and momentum risk premia strategies as well as the multi-factor equity strategy of the fund. Over the past 12 months, momentum, value, and multi-factor equities were the main drivers of the Fund’s positive performance from a style perspective. Commodities were the most profitable asset class, while trend strategies detracted from relative performance amid the large reversals across rates and currencies.

Total return based on a $10,000 investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
1/29/2019	$9,990	$10,052	$10,001
2/28/2019	$9,950	$10,047	$10,019
3/31/2019	$9,830	$10,240	$10,041
4/30/2019	$9,920	$10,242	$10,060
5/31/2019	$9,790	$10,424	$10,083
6/30/2019	$9,740	$10,555	$10,105
7/31/2019	$9,870	$10,578	$10,124
8/31/2019	$9,960	$10,852	$10,144
9/30/2019	$9,950	$10,794	$10,162
10/31/2019	$9,810	$10,827	$10,182
11/30/2019	$9,850	$10,821	$10,194
12/31/2019	$9,581	$10,814	$10,209
1/31/2020	$9,712	$11,022	$10,223
2/29/2020	$9,369	$11,220	$10,238
3/31/2020	$8,459	$11,154	$10,268
4/30/2020	$8,348	$11,353	$10,268
5/31/2020	$8,298	$11,405	$10,269
6/30/2020	$8,105	$11,477	$10,270
7/31/2020	$8,196	$11,649	$10,272
8/31/2020	$8,166	$11,555	$10,273
9/30/2020	$8,085	$11,548	$10,274
10/31/2020	$8,015	$11,497	$10,275
11/30/2020	$7,924	$11,610	$10,276
12/31/2020	$7,984	$11,626	$10,277
1/31/2021	$8,055	$11,542	$10,278
2/28/2021	$8,075	$11,376	$10,279
3/31/2021	$8,267	$11,234	$10,280
4/30/2021	$8,419	$11,322	$10,280
5/31/2021	$8,580	$11,359	$10,280
6/30/2021	$8,580	$11,439	$10,280
7/31/2021	$8,570	$11,567	$10,280
8/31/2021	$8,510	$11,545	$10,281
9/30/2021	$8,580	$11,445	$10,281
10/31/2021	$8,530	$11,442	$10,281
11/30/2021	$8,368	$11,476	$10,281
12/31/2021	$8,540	$11,446	$10,282
1/31/2022	$8,661	$11,200	$10,282
2/28/2022	$8,530	$11,075	$10,283
3/31/2022	$8,641	$10,767	$10,286
4/30/2022	$8,985	$10,359	$10,288
5/31/2022	$9,045	$10,425	$10,295
6/30/2022	$9,227	$10,262	$10,297
7/31/2022	$9,157	$10,513	$10,302
8/31/2022	$9,359	$10,215	$10,319
9/30/2022	$9,187	$9,774	$10,344
10/31/2022	$9,227	$9,648	$10,361
11/30/2022	$9,197	$10,002	$10,394
12/31/2022	$9,427	$9,957	$10,432
1/31/2023	$9,310	$10,264	$10,464
2/28/2023	$9,462	$9,998	$10,499
3/31/2023	$9,520	$10,252	$10,544
4/30/2023	$9,625	$10,314	$10,577
5/31/2023	$9,590	$10,202	$10,618
6/30/2023	$9,637	$10,166	$10,667
7/31/2023	$9,579	$10,158	$10,709
8/31/2023	$9,719	$10,094	$10,758
9/30/2023	$9,614	$9,837	$10,807
10/31/2023	$9,800	$9,682	$10,855
11/30/2023	$9,695	$10,120	$10,904
12/31/2023	$9,444	$10,508	$10,955
1/31/2024	$9,749	$10,479	$11,002
2/29/2024	$9,835	$10,331	$11,047
3/31/2024	$10,030	$10,426	$11,096
4/30/2024	$9,969	$10,163	$11,144
5/31/2024	$9,884	$10,335	$11,197
6/30/2024	$10,091	$10,433	$11,243

Alternative Risk Premia Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	Since Inception (January 29, 2019)
Class R6	4.71	0.71	0.17
Bloomberg U.S. Aggregate Bond Index	2.63	(0.23)	0.79
ICE BofA 3-Month U.S. Treasury Bill Index	5.40	2.16	2.19

KEY FUND STATISTICS

Total net assets (consolidated)	$116,552,887
# of portfolio holdings (consolidated)	72
Portfolio turnover rate (consolidated)	0%
Total advisory fees paid (consolidated)	$0

What did the Fund invest in?

(as a percent of net assets)

CONSOLIDATED NET ASSET EXPOSURE (%)

	Long Position	Short Position
Equity index futures	15	0
Stocks	58	57
Commodity futures	15	21
Currency forwards	61	89
Bond futures	27	68

Significant fund changes

This is a summary of certain changes of the Fund since June 30, 2023.

Advisor: Effective 1/24/2024, Kevin Cole, CFA was added as a Portfolio Manager on the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4816 06-24

Annual Shareholder Report

June 30, 2024

Alternative Risk Premia Fund

Institutional Class

WRPIX

This annual shareholder report contains important information about Alternative Risk Premia Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$74	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Portfolio changes during the period included enhancements to macro, value, and momentum risk premia strategies as well as the multi-factor equity strategy of the fund. Over the past 12 months, momentum, value, and multi-factor equities were the main drivers of the Fund’s positive performance from a style perspective. Commodities were the most profitable asset class, while trend strategies detracted from relative performance amid the large reversals across rates and currencies.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
1/31/2019	$9,990	$10,052	$10,001
2/28/2019	$9,950	$10,047	$10,019
3/31/2019	$9,820	$10,240	$10,041
4/30/2019	$9,920	$10,242	$10,060
5/31/2019	$9,790	$10,424	$10,083
6/30/2019	$9,740	$10,555	$10,105
7/31/2019	$9,860	$10,578	$10,124
8/31/2019	$9,950	$10,852	$10,144
9/30/2019	$9,940	$10,794	$10,162
10/31/2019	$9,800	$10,827	$10,182
11/30/2019	$9,840	$10,821	$10,194
12/31/2019	$9,571	$10,814	$10,209
1/31/2020	$9,702	$11,022	$10,223
2/29/2020	$9,359	$11,220	$10,238
3/31/2020	$8,450	$11,154	$10,268
4/30/2020	$8,329	$11,353	$10,268
5/31/2020	$8,289	$11,405	$10,269
6/30/2020	$8,097	$11,477	$10,270
7/31/2020	$8,178	$11,649	$10,272
8/31/2020	$8,147	$11,555	$10,273
9/30/2020	$8,067	$11,548	$10,274
10/31/2020	$7,996	$11,497	$10,275
11/30/2020	$7,915	$11,610	$10,276
12/31/2020	$7,966	$11,626	$10,277
1/31/2021	$8,036	$11,542	$10,278
2/28/2021	$8,057	$11,376	$10,279
3/31/2021	$8,248	$11,234	$10,280
4/30/2021	$8,400	$11,322	$10,280
5/31/2021	$8,561	$11,359	$10,280
6/30/2021	$8,551	$11,439	$10,280
7/31/2021	$8,551	$11,567	$10,280
8/31/2021	$8,481	$11,545	$10,281
9/30/2021	$8,551	$11,445	$10,281
10/31/2021	$8,501	$11,442	$10,281
11/30/2021	$8,339	$11,476	$10,281
12/31/2021	$8,511	$11,446	$10,282
1/31/2022	$8,632	$11,200	$10,282
2/28/2022	$8,501	$11,075	$10,283
3/31/2022	$8,612	$10,767	$10,286
4/30/2022	$8,955	$10,359	$10,288
5/31/2022	$9,016	$10,425	$10,295
6/30/2022	$9,187	$10,262	$10,297
7/31/2022	$9,127	$10,513	$10,302
8/31/2022	$9,329	$10,215	$10,319
9/30/2022	$9,157	$9,774	$10,344
10/31/2022	$9,187	$9,648	$10,361
11/30/2022	$9,157	$10,002	$10,394
12/31/2022	$9,396	$9,957	$10,432
1/31/2023	$9,279	$10,264	$10,464
2/28/2023	$9,419	$9,998	$10,499
3/31/2023	$9,478	$10,252	$10,544
4/30/2023	$9,594	$10,314	$10,577
5/31/2023	$9,547	$10,202	$10,618
6/30/2023	$9,594	$10,166	$10,667
7/31/2023	$9,536	$10,158	$10,709
8/31/2023	$9,676	$10,094	$10,758
9/30/2023	$9,571	$9,837	$10,807
10/31/2023	$9,757	$9,682	$10,855
11/30/2023	$9,652	$10,120	$10,904
12/31/2023	$9,392	$10,508	$10,955
1/31/2024	$9,709	$10,479	$11,002
2/29/2024	$9,782	$10,331	$11,047
3/31/2024	$9,977	$10,426	$11,096
4/30/2024	$9,916	$10,163	$11,144
5/31/2024	$9,843	$10,335	$11,197
6/30/2024	$10,038	$10,433	$11,243

Alternative Risk Premia Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	Since Inception (January 29, 2019)
Institutional Class	4.63	0.61	0.07
Bloomberg U.S. Aggregate Bond Index	2.63	(0.23)	0.79
ICE BofA 3-Month U.S. Treasury Bill Index	5.40	2.16	2.19

KEY FUND STATISTICS

Total net assets (consolidated)	$116,552,887
# of portfolio holdings (consolidated)	72
Portfolio turnover rate (consolidated)	0%
Total advisory fees paid (consolidated)	$0

What did the Fund invest in?

(as a percent of net assets)

CONSOLIDATED NET ASSET EXPOSURE (%)

	Long Position	Short Position
Equity index futures	15	0
Stocks	58	57
Commodity futures	15	21
Currency forwards	61	89
Bond futures	27	68

Significant fund changes

This is a summary of certain changes of the Fund since June 30, 2023.

Advisor: Effective 1/24/2024, Kevin Cole, CFA was added as a Portfolio Manager on the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4723 06-24

Annual Shareholder Report

June 30, 2024

California Limited-Term Tax-Free Fund

Administrator Class

SCTIX

This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal 1-5 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal 1-5 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,015	$10,018	$10,012
8/31/2014	$10,067	$10,139	$10,053
9/30/2014	$10,071	$10,149	$10,047
10/31/2014	$10,103	$10,219	$10,062
11/30/2014	$10,108	$10,236	$10,072
12/31/2014	$10,102	$10,288	$10,044
1/31/2015	$10,219	$10,470	$10,128
2/28/2015	$10,159	$10,362	$10,095
3/31/2015	$10,173	$10,392	$10,093
4/30/2015	$10,159	$10,338	$10,086
5/31/2015	$10,136	$10,309	$10,070
6/30/2015	$10,133	$10,300	$10,092
7/31/2015	$10,176	$10,375	$10,130
8/31/2015	$10,192	$10,395	$10,143
9/30/2015	$10,236	$10,470	$10,181
10/31/2015	$10,270	$10,512	$10,209
11/30/2015	$10,266	$10,554	$10,192
12/31/2015	$10,289	$10,628	$10,194
1/31/2016	$10,371	$10,755	$10,264
2/29/2016	$10,396	$10,771	$10,299
3/31/2016	$10,400	$10,806	$10,270
4/30/2016	$10,445	$10,885	$10,297
5/31/2016	$10,432	$10,915	$10,285
6/30/2016	$10,515	$11,088	$10,340
7/31/2016	$10,531	$11,095	$10,370
8/31/2016	$10,536	$11,110	$10,363
9/30/2016	$10,513	$11,054	$10,320
10/31/2016	$10,470	$10,938	$10,304
11/30/2016	$10,214	$10,531	$10,141
12/31/2016	$10,260	$10,654	$10,177
1/31/2017	$10,315	$10,724	$10,254
2/28/2017	$10,372	$10,799	$10,308
3/31/2017	$10,378	$10,822	$10,305
4/30/2017	$10,424	$10,901	$10,343
5/31/2017	$10,499	$11,074	$10,403
6/30/2017	$10,475	$11,034	$10,370
7/31/2017	$10,521	$11,123	$10,422
8/31/2017	$10,587	$11,208	$10,456
9/30/2017	$10,534	$11,151	$10,417
10/31/2017	$10,530	$11,178	$10,416
11/30/2017	$10,458	$11,118	$10,320
12/31/2017	$10,504	$11,235	$10,346
1/31/2018	$10,451	$11,102	$10,357
2/28/2018	$10,419	$11,069	$10,353
3/31/2018	$10,426	$11,110	$10,349
4/30/2018	$10,404	$11,070	$10,320
5/31/2018	$10,481	$11,197	$10,393
6/30/2018	$10,499	$11,207	$10,427
7/31/2018	$10,526	$11,234	$10,456
8/31/2018	$10,524	$11,263	$10,459
9/30/2018	$10,481	$11,190	$10,412
10/31/2018	$10,459	$11,121	$10,399
11/30/2018	$10,518	$11,244	$10,453
12/31/2018	$10,587	$11,379	$10,524
1/31/2019	$10,646	$11,465	$10,579
2/28/2019	$10,686	$11,526	$10,605
3/31/2019	$10,745	$11,708	$10,653
4/30/2019	$10,743	$11,752	$10,656
5/31/2019	$10,833	$11,914	$10,735
6/30/2019	$10,872	$11,958	$10,777
7/31/2019	$10,932	$12,055	$10,839
8/31/2019	$10,970	$12,245	$10,869
9/30/2019	$10,927	$12,147	$10,809
10/31/2019	$10,954	$12,168	$10,854
11/30/2019	$10,962	$12,199	$10,877
12/31/2019	$10,989	$12,236	$10,897
1/31/2020	$11,079	$12,456	$10,968
2/29/2020	$11,139	$12,617	$11,006
3/31/2020	$10,825	$12,159	$10,860
4/30/2020	$10,760	$12,006	$10,885
5/31/2020	$10,965	$12,388	$11,105
6/30/2020	$11,035	$12,490	$11,108
7/31/2020	$11,115	$12,701	$11,179
8/31/2020	$11,109	$12,641	$11,173
9/30/2020	$11,114	$12,644	$11,183
10/31/2020	$11,098	$12,606	$11,164
11/30/2020	$11,166	$12,796	$11,202
12/31/2020	$11,213	$12,874	$11,216
1/31/2021	$11,250	$12,956	$11,235
2/28/2021	$11,182	$12,750	$11,168
3/31/2021	$11,209	$12,829	$11,194
4/30/2021	$11,247	$12,936	$11,224
5/31/2021	$11,262	$12,975	$11,223
6/30/2021	$11,278	$13,010	$11,220
7/31/2021	$11,325	$13,118	$11,260
8/31/2021	$11,307	$13,070	$11,257
9/30/2021	$11,247	$12,976	$11,224
10/31/2021	$11,219	$12,938	$11,207
11/30/2021	$11,256	$13,048	$11,216
12/31/2021	$11,259	$13,069	$11,222
1/31/2022	$11,049	$12,711	$11,021
2/28/2022	$11,012	$12,666	$10,992
3/31/2022	$10,823	$12,255	$10,806
4/30/2022	$10,666	$11,916	$10,692
5/31/2022	$10,736	$12,093	$10,833
6/30/2022	$10,687	$11,895	$10,817
7/31/2022	$10,833	$12,210	$10,953
8/31/2022	$10,699	$11,942	$10,815
9/30/2022	$10,499	$11,484	$10,600
10/31/2022	$10,495	$11,388	$10,597
11/30/2022	$10,721	$11,921	$10,821
12/31/2022	$10,741	$11,955	$10,845
1/31/2023	$10,913	$12,298	$10,999
2/28/2023	$10,770	$12,020	$10,823
3/31/2023	$10,899	$12,287	$10,992
4/30/2023	$10,887	$12,259	$10,941
5/31/2023	$10,830	$12,153	$10,874
6/30/2023	$10,883	$12,274	$10,947
7/31/2023	$10,914	$12,323	$10,969
8/31/2023	$10,867	$12,146	$10,945
9/30/2023	$10,722	$11,790	$10,823
10/31/2023	$10,665	$11,689	$10,816
11/30/2023	$11,024	$12,431	$11,117
12/31/2023	$11,205	$12,720	$11,235
1/31/2024	$11,174	$12,655	$11,214
2/29/2024	$11,199	$12,671	$11,225
3/31/2024	$11,191	$12,671	$11,207
4/30/2024	$11,149	$12,514	$11,151
5/31/2024	$11,129	$12,477	$11,124
6/30/2024	$11,234	$12,669	$11,209

California Limited-Term Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$321,475,590
# of portfolio holdings	284
Portfolio turnover rate	24%
Total advisory fees paid	$1,275,803
	1 Year	5 Years	10 Years
Administrator Class	3.22	0.66	1.17
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.7
1-3 years	32.2
3-5 years	25.6
5-10 years	23.6
10-20 years	1.7
20-30 years	0.2

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10/1/2052	3.6
Oakland Unified School District/Alameda County, 5.00%, 8/1/2029	3.2
California State University Series B-2, 0.55%, 11/1/2049	2.4
California Community Choice Financing Authority Series B-2, 4.33%, 2/1/2052	2.0
California Community Choice Financing Authority Series A-1, 5.00%, 12/1/2053	2.0
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	2.0
State of California, 4.00%, 9/1/2026	1.9
City of Los Angeles Department of Airports Series B, 5.00%, 5/15/2025	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10/15/2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10/1/2054	1.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	1.0
AA/Aa	32.1
A/A	36.1
BBB/Baa	18.0
BB/Ba	7.7
Not rated	5.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0633 06-24

Annual Shareholder Report

June 30, 2024

California Limited-Term Tax-Free Fund

Class A

SFCIX

This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$81	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal 1-5 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg California Municipal 1-5 Year Blend Index
6/30/2014	$9,801	$10,000	$10,000
7/31/2014	$9,823	$10,018	$10,012
8/31/2014	$9,872	$10,139	$10,053
9/30/2014	$9,874	$10,149	$10,047
10/31/2014	$9,904	$10,219	$10,062
11/30/2014	$9,907	$10,236	$10,072
12/31/2014	$9,901	$10,288	$10,044
1/31/2015	$10,012	$10,470	$10,128
2/28/2015	$9,953	$10,362	$10,095
3/31/2015	$9,965	$10,392	$10,093
4/30/2015	$9,950	$10,338	$10,086
5/31/2015	$9,917	$10,309	$10,070
6/30/2015	$9,921	$10,300	$10,092
7/31/2015	$9,962	$10,375	$10,130
8/31/2015	$9,966	$10,395	$10,143
9/30/2015	$10,016	$10,470	$10,181
10/31/2015	$10,047	$10,512	$10,209
11/30/2015	$10,042	$10,554	$10,192
12/31/2015	$10,064	$10,628	$10,194
1/31/2016	$10,141	$10,755	$10,264
2/29/2016	$10,163	$10,771	$10,299
3/31/2016	$10,157	$10,806	$10,270
4/30/2016	$10,207	$10,885	$10,297
5/31/2016	$10,184	$10,915	$10,285
6/30/2016	$10,272	$11,088	$10,340
7/31/2016	$10,285	$11,095	$10,370
8/31/2016	$10,280	$11,110	$10,363
9/30/2016	$10,266	$11,054	$10,320
10/31/2016	$10,214	$10,938	$10,304
11/30/2016	$9,976	$10,531	$10,141
12/31/2016	$10,018	$10,654	$10,177
1/31/2017	$10,070	$10,724	$10,254
2/28/2017	$10,113	$10,799	$10,308
3/31/2017	$10,118	$10,822	$10,305
4/30/2017	$10,160	$10,901	$10,343
5/31/2017	$10,231	$11,074	$10,403
6/30/2017	$10,207	$11,034	$10,370
7/31/2017	$10,259	$11,123	$10,422
8/31/2017	$10,311	$11,208	$10,456
9/30/2017	$10,268	$11,151	$10,417
10/31/2017	$10,254	$11,178	$10,416
11/30/2017	$10,183	$11,118	$10,320
12/31/2017	$10,226	$11,235	$10,346
1/31/2018	$10,174	$11,102	$10,357
2/28/2018	$10,142	$11,069	$10,353
3/31/2018	$10,147	$11,110	$10,349
4/30/2018	$10,124	$11,070	$10,320
5/31/2018	$10,196	$11,197	$10,393
6/30/2018	$10,212	$11,207	$10,427
7/31/2018	$10,237	$11,234	$10,456
8/31/2018	$10,233	$11,263	$10,459
9/30/2018	$10,191	$11,190	$10,412
10/31/2018	$10,168	$11,121	$10,399
11/30/2018	$10,223	$11,244	$10,453
12/31/2018	$10,288	$11,379	$10,524
1/31/2019	$10,352	$11,465	$10,579
2/28/2019	$10,380	$11,526	$10,605
3/31/2019	$10,434	$11,708	$10,653
4/30/2019	$10,431	$11,752	$10,656
5/31/2019	$10,516	$11,914	$10,735
6/30/2019	$10,552	$11,958	$10,777
7/31/2019	$10,607	$12,055	$10,839
8/31/2019	$10,652	$12,245	$10,869
9/30/2019	$10,599	$12,147	$10,809
10/31/2019	$10,624	$12,168	$10,854
11/30/2019	$10,639	$12,199	$10,877
12/31/2019	$10,654	$12,236	$10,897
1/31/2020	$10,749	$12,456	$10,968
2/29/2020	$10,805	$12,617	$11,006
3/31/2020	$10,494	$12,159	$10,860
4/30/2020	$10,430	$12,006	$10,885
5/31/2020	$10,625	$12,388	$11,105
6/30/2020	$10,689	$12,490	$11,108
7/31/2020	$10,774	$12,701	$11,179
8/31/2020	$10,757	$12,641	$11,173
9/30/2020	$10,760	$12,644	$11,183
10/31/2020	$10,753	$12,606	$11,164
11/30/2020	$10,817	$12,796	$11,202
12/31/2020	$10,860	$12,874	$11,216
1/31/2021	$10,893	$12,956	$11,235
2/28/2021	$10,817	$12,750	$11,168
3/31/2021	$10,841	$12,829	$11,194
4/30/2021	$10,886	$12,936	$11,224
5/31/2021	$10,899	$12,975	$11,223
6/30/2021	$10,902	$13,010	$11,220
7/31/2021	$10,945	$13,118	$11,260
8/31/2021	$10,927	$13,070	$11,257
9/30/2021	$10,868	$12,976	$11,224
10/31/2021	$10,850	$12,938	$11,207
11/30/2021	$10,873	$13,048	$11,216
12/31/2021	$10,875	$13,069	$11,222
1/31/2022	$10,673	$12,711	$11,021
2/28/2022	$10,637	$12,666	$10,992
3/31/2022	$10,445	$12,255	$10,806
4/30/2022	$10,294	$11,916	$10,692
5/31/2022	$10,369	$12,093	$10,833
6/30/2022	$10,311	$11,895	$10,817
7/31/2022	$10,449	$12,210	$10,953
8/31/2022	$10,319	$11,942	$10,815
9/30/2022	$10,128	$11,484	$10,600
10/31/2022	$10,123	$11,388	$10,597
11/30/2022	$10,336	$11,921	$10,821
12/31/2022	$10,353	$11,955	$10,845
1/31/2023	$10,525	$12,298	$10,999
2/28/2023	$10,378	$12,020	$10,823
3/31/2023	$10,510	$12,287	$10,992
4/30/2023	$10,486	$12,259	$10,941
5/31/2023	$10,431	$12,153	$10,874
6/30/2023	$10,490	$12,274	$10,947
7/31/2023	$10,507	$12,323	$10,969
8/31/2023	$10,472	$12,146	$10,945
9/30/2023	$10,322	$11,790	$10,823
10/31/2023	$10,267	$11,689	$10,816
11/30/2023	$10,606	$12,431	$11,117
12/31/2023	$10,776	$12,720	$11,235
1/31/2024	$10,756	$12,655	$11,214
2/29/2024	$10,768	$12,671	$11,225
3/31/2024	$10,758	$12,671	$11,207
4/30/2024	$10,717	$12,514	$11,151
5/31/2024	$10,697	$12,477	$11,124
6/30/2024	$10,795	$12,669	$11,209

California Limited-Term Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$321,475,590
# of portfolio holdings	284
Portfolio turnover rate	24%
Total advisory fees paid	$1,275,803
	1 Year	5 Years	10 Years
Class A	2.90	0.46	0.97
Class A with Load	0.89	0.05	0.77
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.7
1-3 years	32.2
3-5 years	25.6
5-10 years	23.6
10-20 years	1.7
20-30 years	0.2

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10/1/2052	3.6
Oakland Unified School District/Alameda County, 5.00%, 8/1/2029	3.2
California State University Series B-2, 0.55%, 11/1/2049	2.4
California Community Choice Financing Authority Series B-2, 4.33%, 2/1/2052	2.0
California Community Choice Financing Authority Series A-1, 5.00%, 12/1/2053	2.0
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	2.0
State of California, 4.00%, 9/1/2026	1.9
City of Los Angeles Department of Airports Series B, 5.00%, 5/15/2025	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10/15/2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10/1/2054	1.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	1.0
AA/Aa	32.1
A/A	36.1
BBB/Baa	18.0
BB/Ba	7.7
Not rated	5.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0033 06-24

Annual Shareholder Report

June 30, 2024

California Limited-Term Tax-Free Fund

Class C

SFCCX

This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$157	1.55%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal 1-5 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg California Municipal 1-5 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,007	$10,018	$10,012
8/31/2014	$10,059	$10,139	$10,053
9/30/2014	$10,046	$10,149	$10,047
10/31/2014	$10,079	$10,219	$10,062
11/30/2014	$10,067	$10,236	$10,072
12/31/2014	$10,063	$10,288	$10,044
1/31/2015	$10,170	$10,470	$10,128
2/28/2015	$10,104	$10,362	$10,095
3/31/2015	$10,100	$10,392	$10,093
4/30/2015	$10,088	$10,338	$10,086
5/31/2015	$10,048	$10,309	$10,070
6/30/2015	$10,047	$10,300	$10,092
7/31/2015	$10,081	$10,375	$10,130
8/31/2015	$10,079	$10,395	$10,143
9/30/2015	$10,124	$10,470	$10,181
10/31/2015	$10,140	$10,512	$10,209
11/30/2015	$10,137	$10,554	$10,192
12/31/2015	$10,153	$10,628	$10,194
1/31/2016	$10,224	$10,755	$10,264
2/29/2016	$10,240	$10,771	$10,299
3/31/2016	$10,228	$10,806	$10,270
4/30/2016	$10,263	$10,885	$10,297
5/31/2016	$10,242	$10,915	$10,285
6/30/2016	$10,324	$11,088	$10,340
7/31/2016	$10,322	$11,095	$10,370
8/31/2016	$10,319	$11,110	$10,363
9/30/2016	$10,299	$11,054	$10,320
10/31/2016	$10,240	$10,938	$10,304
11/30/2016	$9,985	$10,531	$10,141
12/31/2016	$10,021	$10,654	$10,177
1/31/2017	$10,067	$10,724	$10,254
2/28/2017	$10,114	$10,799	$10,308
3/31/2017	$10,112	$10,822	$10,305
4/30/2017	$10,148	$10,901	$10,343
5/31/2017	$10,212	$11,074	$10,403
6/30/2017	$10,182	$11,034	$10,370
7/31/2017	$10,228	$11,123	$10,422
8/31/2017	$10,273	$11,208	$10,456
9/30/2017	$10,224	$11,151	$10,417
10/31/2017	$10,203	$11,178	$10,416
11/30/2017	$10,126	$11,118	$10,320
12/31/2017	$10,163	$11,235	$10,346
1/31/2018	$10,104	$11,102	$10,357
2/28/2018	$10,067	$11,069	$10,353
3/31/2018	$10,065	$11,110	$10,349
4/30/2018	$10,036	$11,070	$10,320
5/31/2018	$10,102	$11,197	$10,393
6/30/2018	$10,111	$11,207	$10,427
7/31/2018	$10,129	$11,234	$10,456
8/31/2018	$10,119	$11,263	$10,459
9/30/2018	$10,071	$11,190	$10,412
10/31/2018	$10,032	$11,121	$10,399
11/30/2018	$10,090	$11,244	$10,453
12/31/2018	$10,148	$11,379	$10,524
1/31/2019	$10,196	$11,465	$10,579
2/28/2019	$10,226	$11,526	$10,605
3/31/2019	$10,273	$11,708	$10,653
4/30/2019	$10,264	$11,752	$10,656
5/31/2019	$10,341	$11,914	$10,735
6/30/2019	$10,370	$11,958	$10,777
7/31/2019	$10,418	$12,055	$10,839
8/31/2019	$10,455	$12,245	$10,869
9/30/2019	$10,397	$12,147	$10,809
10/31/2019	$10,414	$12,168	$10,854
11/30/2019	$10,423	$12,199	$10,877
12/31/2019	$10,431	$12,236	$10,897
1/31/2020	$10,517	$12,456	$10,968
2/29/2020	$10,555	$12,617	$11,006
3/31/2020	$10,254	$12,159	$10,860
4/30/2020	$10,186	$12,006	$10,885
5/31/2020	$10,369	$12,388	$11,105
6/30/2020	$10,426	$12,490	$11,108
7/31/2020	$10,502	$12,701	$11,179
8/31/2020	$10,479	$12,641	$11,173
9/30/2020	$10,475	$12,644	$11,183
10/31/2020	$10,452	$12,606	$11,164
11/30/2020	$10,517	$12,796	$11,202
12/31/2020	$10,553	$12,874	$11,216
1/31/2021	$10,568	$12,956	$11,235
2/28/2021	$10,499	$12,750	$11,168
3/31/2021	$10,515	$12,829	$11,194
4/30/2021	$10,552	$12,936	$11,224
5/31/2021	$10,558	$12,975	$11,223
6/30/2021	$10,555	$13,010	$11,220
7/31/2021	$10,589	$13,118	$11,260
8/31/2021	$10,565	$13,070	$11,257
9/30/2021	$10,501	$12,976	$11,224
10/31/2021	$10,467	$12,938	$11,207
11/30/2021	$10,493	$13,048	$11,216
12/31/2021	$10,488	$13,069	$11,222
1/31/2022	$10,286	$12,711	$11,021
2/28/2022	$10,246	$12,666	$10,992
3/31/2022	$10,055	$12,255	$10,806
4/30/2022	$9,903	$11,916	$10,692
5/31/2022	$9,969	$12,093	$10,833
6/30/2022	$9,907	$11,895	$10,817
7/31/2022	$10,040	$12,210	$10,953
8/31/2022	$9,915	$11,942	$10,815
9/30/2022	$9,731	$11,484	$10,600
10/31/2022	$9,727	$11,388	$10,597
11/30/2022	$9,931	$11,921	$10,821
12/31/2022	$9,948	$11,955	$10,845
1/31/2023	$10,113	$12,298	$10,999
2/28/2023	$9,972	$12,020	$10,823
3/31/2023	$10,098	$12,287	$10,992
4/30/2023	$10,076	$12,259	$10,941
5/31/2023	$10,022	$12,153	$10,874
6/30/2023	$10,079	$12,274	$10,947
7/31/2023	$10,096	$12,323	$10,969
8/31/2023	$10,062	$12,146	$10,945
9/30/2023	$9,918	$11,790	$10,823
10/31/2023	$9,865	$11,689	$10,816
11/30/2023	$10,190	$12,431	$11,117
12/31/2023	$10,354	$12,720	$11,235
1/31/2024	$10,334	$12,655	$11,214
2/29/2024	$10,346	$12,671	$11,225
3/31/2024	$10,337	$12,671	$11,207
4/30/2024	$10,297	$12,514	$11,151
5/31/2024	$10,278	$12,477	$11,124
6/30/2024	$10,372	$12,669	$11,209

California Limited-Term Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$321,475,590
# of portfolio holdings	284
Portfolio turnover rate	24%
Total advisory fees paid	$1,275,803
	1 Year	5 Years	10 Years
Class C	2.24	(0.30)	0.37
Class C with Load	1.24	(0.30)	0.37
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.7
1-3 years	32.2
3-5 years	25.6
5-10 years	23.6
10-20 years	1.7
20-30 years	0.2

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10/1/2052	3.6
Oakland Unified School District/Alameda County, 5.00%, 8/1/2029	3.2
California State University Series B-2, 0.55%, 11/1/2049	2.4
California Community Choice Financing Authority Series B-2, 4.33%, 2/1/2052	2.0
California Community Choice Financing Authority Series A-1, 5.00%, 12/1/2053	2.0
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	2.0
State of California, 4.00%, 9/1/2026	1.9
City of Los Angeles Department of Airports Series B, 5.00%, 5/15/2025	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10/15/2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10/1/2054	1.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	1.0
AA/Aa	32.1
A/A	36.1
BBB/Baa	18.0
BB/Ba	7.7
Not rated	5.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR1809 06-24

Annual Shareholder Report

June 30, 2024

California Limited-Term Tax-Free Fund

Institutional Class

SFCNX

This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal 1-5 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal 1-5 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,015	$10,018	$10,012
8/31/2014	$10,067	$10,139	$10,053
9/30/2014	$10,071	$10,149	$10,047
10/31/2014	$10,103	$10,219	$10,062
11/30/2014	$10,108	$10,236	$10,072
12/31/2014	$10,103	$10,288	$10,044
1/31/2015	$10,221	$10,470	$10,128
2/28/2015	$10,171	$10,362	$10,095
3/31/2015	$10,167	$10,392	$10,093
4/30/2015	$10,164	$10,338	$10,086
5/31/2015	$10,132	$10,309	$10,070
6/30/2015	$10,139	$10,300	$10,092
7/31/2015	$10,183	$10,375	$10,130
8/31/2015	$10,190	$10,395	$10,143
9/30/2015	$10,244	$10,470	$10,181
10/31/2015	$10,270	$10,512	$10,209
11/30/2015	$10,276	$10,554	$10,192
12/31/2015	$10,301	$10,628	$10,194
1/31/2016	$10,374	$10,755	$10,264
2/29/2016	$10,409	$10,771	$10,299
3/31/2016	$10,405	$10,806	$10,270
4/30/2016	$10,450	$10,885	$10,297
5/31/2016	$10,438	$10,915	$10,285
6/30/2016	$10,523	$11,088	$10,340
7/31/2016	$10,539	$11,095	$10,370
8/31/2016	$10,546	$11,110	$10,363
9/30/2016	$10,533	$11,054	$10,320
10/31/2016	$10,481	$10,938	$10,304
11/30/2016	$10,235	$10,531	$10,141
12/31/2016	$10,282	$10,654	$10,177
1/31/2017	$10,338	$10,724	$10,254
2/28/2017	$10,386	$10,799	$10,308
3/31/2017	$10,393	$10,822	$10,305
4/30/2017	$10,440	$10,901	$10,343
5/31/2017	$10,515	$11,074	$10,403
6/30/2017	$10,493	$11,034	$10,370
7/31/2017	$10,550	$11,123	$10,422
8/31/2017	$10,607	$11,208	$10,456
9/30/2017	$10,565	$11,151	$10,417
10/31/2017	$10,552	$11,178	$10,416
11/30/2017	$10,480	$11,118	$10,320
12/31/2017	$10,527	$11,235	$10,346
1/31/2018	$10,475	$11,102	$10,357
2/28/2018	$10,454	$11,069	$10,353
3/31/2018	$10,452	$11,110	$10,349
4/30/2018	$10,430	$11,070	$10,320
5/31/2018	$10,508	$11,197	$10,393
6/30/2018	$10,527	$11,207	$10,427
7/31/2018	$10,555	$11,234	$10,456
8/31/2018	$10,554	$11,263	$10,459
9/30/2018	$10,522	$11,190	$10,412
10/31/2018	$10,490	$11,121	$10,399
11/30/2018	$10,551	$11,244	$10,453
12/31/2018	$10,621	$11,379	$10,524
1/31/2019	$10,691	$11,465	$10,579
2/28/2019	$10,722	$11,526	$10,605
3/31/2019	$10,782	$11,708	$10,653
4/30/2019	$10,791	$11,752	$10,656
5/31/2019	$10,872	$11,914	$10,735
6/30/2019	$10,913	$11,958	$10,777
7/31/2019	$10,973	$12,055	$10,839
8/31/2019	$11,023	$12,245	$10,869
9/30/2019	$10,970	$12,147	$10,809
10/31/2019	$10,998	$12,168	$10,854
11/30/2019	$11,017	$12,199	$10,877
12/31/2019	$11,035	$12,236	$10,897
1/31/2020	$11,137	$12,456	$10,968
2/29/2020	$11,188	$12,617	$11,006
3/31/2020	$10,873	$12,159	$10,860
4/30/2020	$10,819	$12,006	$10,885
5/31/2020	$11,016	$12,388	$11,105
6/30/2020	$11,087	$12,490	$11,108
7/31/2020	$11,179	$12,701	$11,179
8/31/2020	$11,164	$12,641	$11,173
9/30/2020	$11,169	$12,644	$11,183
10/31/2020	$11,164	$12,606	$11,164
11/30/2020	$11,234	$12,796	$11,202
12/31/2020	$11,282	$12,874	$11,216
1/31/2021	$11,309	$12,956	$11,235
2/28/2021	$11,243	$12,750	$11,168
3/31/2021	$11,270	$12,829	$11,194
4/30/2021	$11,320	$12,936	$11,224
5/31/2021	$11,337	$12,975	$11,223
6/30/2021	$11,343	$13,010	$11,220
7/31/2021	$11,391	$13,118	$11,260
8/31/2021	$11,374	$13,070	$11,257
9/30/2021	$11,315	$12,976	$11,224
10/31/2021	$11,298	$12,938	$11,207
11/30/2021	$11,325	$13,048	$11,216
12/31/2021	$11,340	$13,069	$11,222
1/31/2022	$11,129	$12,711	$11,021
2/28/2022	$11,082	$12,666	$10,992
3/31/2022	$10,893	$12,255	$10,806
4/30/2022	$10,746	$11,916	$10,692
5/31/2022	$10,817	$12,093	$10,833
6/30/2022	$10,758	$11,895	$10,817
7/31/2022	$10,907	$12,210	$10,953
8/31/2022	$10,783	$11,942	$10,815
9/30/2022	$10,582	$11,484	$10,600
10/31/2022	$10,579	$11,388	$10,597
11/30/2022	$10,797	$11,921	$10,821
12/31/2022	$10,829	$11,955	$10,845
1/31/2023	$11,003	$12,298	$10,999
2/28/2023	$10,849	$12,020	$10,823
3/31/2023	$10,991	$12,287	$10,992
4/30/2023	$10,980	$12,259	$10,941
5/31/2023	$10,923	$12,153	$10,874
6/30/2023	$10,978	$12,274	$10,947
7/31/2023	$10,998	$12,323	$10,969
8/31/2023	$10,964	$12,146	$10,945
9/30/2023	$10,818	$11,790	$10,823
10/31/2023	$10,761	$11,689	$10,816
11/30/2023	$11,124	$12,431	$11,117
12/31/2023	$11,297	$12,720	$11,235
1/31/2024	$11,277	$12,655	$11,214
2/29/2024	$11,293	$12,671	$11,225
3/31/2024	$11,296	$12,671	$11,207
4/30/2024	$11,255	$12,514	$11,151
5/31/2024	$11,236	$12,477	$11,124
6/30/2024	$11,343	$12,669	$11,209

California Limited-Term Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$321,475,590
# of portfolio holdings	284
Portfolio turnover rate	24%
Total advisory fees paid	$1,275,803
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	3.33	0.78	1.27
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2014 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.7
1-3 years	32.2
3-5 years	25.6
5-10 years	23.6
10-20 years	1.7
20-30 years	0.2

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10/1/2052	3.6
Oakland Unified School District/Alameda County, 5.00%, 8/1/2029	3.2
California State University Series B-2, 0.55%, 11/1/2049	2.4
California Community Choice Financing Authority Series B-2, 4.33%, 2/1/2052	2.0
California Community Choice Financing Authority Series A-1, 5.00%, 12/1/2053	2.0
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	2.0
State of California, 4.00%, 9/1/2026	1.9
City of Los Angeles Department of Airports Series B, 5.00%, 5/15/2025	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10/15/2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10/1/2054	1.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	1.0
AA/Aa	32.1
A/A	36.1
BBB/Baa	18.0
BB/Ba	7.7
Not rated	5.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3178 06-24

Annual Shareholder Report

June 30, 2024

California Tax-Free Fund

Administrator Class

SGCAX

This annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$56	0.55%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal Bond Index. Sector allocation detracted for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,038	$10,018	$10,030
8/31/2014	$10,179	$10,139	$10,159
9/30/2014	$10,243	$10,149	$10,168
10/31/2014	$10,324	$10,219	$10,241
11/30/2014	$10,335	$10,236	$10,254
12/31/2014	$10,408	$10,288	$10,310
1/31/2015	$10,594	$10,470	$10,487
2/28/2015	$10,476	$10,362	$10,392
3/31/2015	$10,504	$10,392	$10,424
4/30/2015	$10,436	$10,338	$10,366
5/31/2015	$10,411	$10,309	$10,342
6/30/2015	$10,395	$10,300	$10,334
7/31/2015	$10,476	$10,375	$10,412
8/31/2015	$10,504	$10,395	$10,441
9/30/2015	$10,586	$10,470	$10,513
10/31/2015	$10,623	$10,512	$10,551
11/30/2015	$10,688	$10,554	$10,592
12/31/2015	$10,778	$10,628	$10,672
1/31/2016	$10,878	$10,755	$10,789
2/29/2016	$10,888	$10,771	$10,807
3/31/2016	$10,979	$10,806	$10,843
4/30/2016	$11,062	$10,885	$10,925
5/31/2016	$11,118	$10,915	$10,956
6/30/2016	$11,337	$11,088	$11,130
7/31/2016	$11,302	$11,095	$11,135
8/31/2016	$11,339	$11,110	$11,154
9/30/2016	$11,267	$11,054	$11,085
10/31/2016	$11,122	$10,938	$10,956
11/30/2016	$10,646	$10,531	$10,534
12/31/2016	$10,768	$10,654	$10,658
1/31/2017	$10,808	$10,724	$10,741
2/28/2017	$10,865	$10,799	$10,804
3/31/2017	$10,895	$10,822	$10,825
4/30/2017	$10,961	$10,901	$10,901
5/31/2017	$11,140	$11,074	$11,083
6/30/2017	$11,123	$11,034	$11,046
7/31/2017	$11,200	$11,123	$11,143
8/31/2017	$11,286	$11,208	$11,211
9/30/2017	$11,250	$11,151	$11,159
10/31/2017	$11,270	$11,178	$11,195
11/30/2017	$11,235	$11,118	$11,135
12/31/2017	$11,333	$11,235	$11,257
1/31/2018	$11,213	$11,102	$11,123
2/28/2018	$11,160	$11,069	$11,087
3/31/2018	$11,202	$11,110	$11,137
4/30/2018	$11,167	$11,070	$11,091
5/31/2018	$11,296	$11,197	$11,241
6/30/2018	$11,309	$11,207	$11,244
7/31/2018	$11,332	$11,234	$11,271
8/31/2018	$11,354	$11,263	$11,306
9/30/2018	$11,289	$11,190	$11,220
10/31/2018	$11,214	$11,121	$11,142
11/30/2018	$11,316	$11,244	$11,258
12/31/2018	$11,418	$11,379	$11,382
1/31/2019	$11,491	$11,465	$11,457
2/28/2019	$11,555	$11,526	$11,513
3/31/2019	$11,717	$11,708	$11,703
4/30/2019	$11,771	$11,752	$11,754
5/31/2019	$11,933	$11,914	$11,926
6/30/2019	$11,987	$11,958	$11,967
7/31/2019	$12,060	$12,055	$12,067
8/31/2019	$12,273	$12,245	$12,262
9/30/2019	$12,184	$12,147	$12,171
10/31/2019	$12,196	$12,168	$12,193
11/30/2019	$12,207	$12,199	$12,220
12/31/2019	$12,248	$12,236	$12,255
1/31/2020	$12,450	$12,456	$12,475
2/29/2020	$12,634	$12,617	$12,636
3/31/2020	$12,071	$12,159	$12,195
4/30/2020	$11,847	$12,006	$12,065
5/31/2020	$12,240	$12,388	$12,473
6/30/2020	$12,352	$12,490	$12,545
7/31/2020	$12,549	$12,701	$12,761
8/31/2020	$12,517	$12,641	$12,676
9/30/2020	$12,527	$12,644	$12,672
10/31/2020	$12,505	$12,606	$12,637
11/30/2020	$12,681	$12,796	$12,832
12/31/2020	$12,764	$12,874	$12,886
1/31/2021	$12,836	$12,956	$12,947
2/28/2021	$12,635	$12,750	$12,712
3/31/2021	$12,717	$12,829	$12,800
4/30/2021	$12,842	$12,936	$12,902
5/31/2021	$12,904	$12,975	$12,937
6/30/2021	$12,956	$13,010	$12,971
7/31/2021	$13,050	$13,118	$13,079
8/31/2021	$13,004	$13,070	$13,035
9/30/2021	$12,894	$12,976	$12,938
10/31/2021	$12,890	$12,938	$12,902
11/30/2021	$13,004	$13,048	$13,017
12/31/2021	$13,011	$13,069	$13,043
1/31/2022	$12,661	$12,711	$12,656
2/28/2022	$12,583	$12,666	$12,618
3/31/2022	$12,189	$12,255	$12,198
4/30/2022	$11,795	$11,916	$11,844
5/31/2022	$11,944	$12,093	$12,044
6/30/2022	$11,690	$11,895	$11,857
7/31/2022	$11,994	$12,210	$12,192
8/31/2022	$11,728	$11,942	$11,931
9/30/2022	$11,330	$11,484	$11,490
10/31/2022	$11,230	$11,388	$11,415
11/30/2022	$11,683	$11,921	$11,939
12/31/2022	$11,695	$11,955	$11,978
1/31/2023	$11,961	$12,298	$12,301
2/28/2023	$11,727	$12,020	$12,022
3/31/2023	$11,927	$12,287	$12,284
4/30/2023	$11,915	$12,259	$12,253
5/31/2023	$11,835	$12,153	$12,150
6/30/2023	$11,937	$12,274	$12,271
7/31/2023	$11,971	$12,323	$12,320
8/31/2023	$11,835	$12,146	$12,178
9/30/2023	$11,495	$11,790	$11,828
10/31/2023	$11,279	$11,689	$11,726
11/30/2023	$12,072	$12,431	$12,442
12/31/2023	$12,361	$12,720	$12,723
1/31/2024	$12,361	$12,655	$12,671
2/29/2024	$12,362	$12,671	$12,686
3/31/2024	$12,386	$12,671	$12,670
4/30/2024	$12,236	$12,514	$12,508
5/31/2024	$12,248	$12,477	$12,470
6/30/2024	$12,436	$12,669	$12,645

California Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$670,315,991
# of portfolio holdings	266
Portfolio turnover rate	26%
Total advisory fees paid	$2,529,474
	1 Year	5 Years	10 Years
Administrator Class	4.18	0.74	2.20
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	10.5
1-3 years	15.3
3-5 years	5.7
5-10 years	11.6
10-20 years	14.8
20-30 years	39.3
30+ years	2.8

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6/15/2049	2.5
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8/15/2039	1.6
State of California, 5.00%, 8/1/2046	1.5
California HFFA Children's Hospital Los Angeles Obligated Group Series A, 5.00%, 8/15/2047	1.5
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6/1/2053	1.5
State of California, 4.00%, 9/1/2043	1.5
Long Beach Unified School District Series C, 4.00%, 8/1/2053	1.5
Riverside County Asset Leasing Corp., 0.00%, 6/1/2026	1.4
Santa Ana Unified School District Series B, 0.00%, 8/1/2038	1.3
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7/1/2054	1.3

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	0.6
AA/Aa	38.5
A/A	27.6
BBB/Baa	18.2
BB/Ba	3.5
Not rated	11.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0632 06-24

Annual Shareholder Report

June 30, 2024

California Tax-Free Fund

Class A

SCTAX

This annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$77	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal Bond Index. Sector allocation detracted for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
6/30/2014	$9,552	$10,000	$10,000
7/31/2014	$9,579	$10,018	$10,030
8/31/2014	$9,720	$10,139	$10,159
9/30/2014	$9,780	$10,149	$10,168
10/31/2014	$9,847	$10,219	$10,241
11/30/2014	$9,856	$10,236	$10,254
12/31/2014	$9,932	$10,288	$10,310
1/31/2015	$10,100	$10,470	$10,487
2/28/2015	$9,985	$10,362	$10,392
3/31/2015	$10,019	$10,392	$10,424
4/30/2015	$9,952	$10,338	$10,366
5/31/2015	$9,927	$10,309	$10,342
6/30/2015	$9,910	$10,300	$10,334
7/31/2015	$9,977	$10,375	$10,412
8/31/2015	$10,002	$10,395	$10,441
9/30/2015	$10,086	$10,470	$10,513
10/31/2015	$10,112	$10,512	$10,551
11/30/2015	$10,172	$10,554	$10,592
12/31/2015	$10,256	$10,628	$10,672
1/31/2016	$10,358	$10,755	$10,789
2/29/2016	$10,366	$10,771	$10,807
3/31/2016	$10,443	$10,806	$10,843
4/30/2016	$10,529	$10,885	$10,925
5/31/2016	$10,580	$10,915	$10,956
6/30/2016	$10,778	$11,088	$11,130
7/31/2016	$10,752	$11,095	$11,135
8/31/2016	$10,785	$11,110	$11,154
9/30/2016	$10,706	$11,054	$11,085
10/31/2016	$10,566	$10,938	$10,956
11/30/2016	$10,111	$10,531	$10,534
12/31/2016	$10,234	$10,654	$10,658
1/31/2017	$10,261	$10,724	$10,741
2/28/2017	$10,324	$10,799	$10,804
3/31/2017	$10,350	$10,822	$10,825
4/30/2017	$10,411	$10,901	$10,901
5/31/2017	$10,571	$11,074	$11,083
6/30/2017	$10,553	$11,034	$11,046
7/31/2017	$10,624	$11,123	$11,143
8/31/2017	$10,704	$11,208	$11,211
9/30/2017	$10,667	$11,151	$11,159
10/31/2017	$10,694	$11,178	$11,195
11/30/2017	$10,650	$11,118	$11,135
12/31/2017	$10,750	$11,235	$11,257
1/31/2018	$10,634	$11,102	$11,123
2/28/2018	$10,582	$11,069	$11,087
3/31/2018	$10,620	$11,110	$11,137
4/30/2018	$10,576	$11,070	$11,091
5/31/2018	$10,706	$11,197	$11,241
6/30/2018	$10,717	$11,207	$11,244
7/31/2018	$10,736	$11,234	$11,271
8/31/2018	$10,756	$11,263	$11,306
9/30/2018	$10,683	$11,190	$11,220
10/31/2018	$10,619	$11,121	$11,142
11/30/2018	$10,704	$11,244	$11,258
12/31/2018	$10,809	$11,379	$11,382
1/31/2019	$10,876	$11,465	$11,457
2/28/2019	$10,935	$11,526	$11,513
3/31/2019	$11,087	$11,708	$11,703
4/30/2019	$11,136	$11,752	$11,754
5/31/2019	$11,288	$11,914	$11,926
6/30/2019	$11,327	$11,958	$11,967
7/31/2019	$11,404	$12,055	$12,067
8/31/2019	$11,594	$12,245	$12,262
9/30/2019	$11,518	$12,147	$12,171
10/31/2019	$11,526	$12,168	$12,193
11/30/2019	$11,535	$12,199	$12,220
12/31/2019	$11,562	$12,236	$12,255
1/31/2020	$11,752	$12,456	$12,475
2/29/2020	$11,923	$12,617	$12,636
3/31/2020	$11,399	$12,159	$12,195
4/30/2020	$11,185	$12,006	$12,065
5/31/2020	$11,554	$12,388	$12,473
6/30/2020	$11,659	$12,490	$12,545
7/31/2020	$11,843	$12,701	$12,761
8/31/2020	$11,811	$12,641	$12,676
9/30/2020	$11,818	$12,644	$12,672
10/31/2020	$11,785	$12,606	$12,637
11/30/2020	$11,960	$12,796	$12,832
12/31/2020	$12,036	$12,874	$12,886
1/31/2021	$12,102	$12,956	$12,947
2/28/2021	$11,910	$12,750	$12,712
3/31/2021	$11,985	$12,829	$12,800
4/30/2021	$12,092	$12,936	$12,902
5/31/2021	$12,158	$12,975	$12,937
6/30/2021	$12,195	$13,010	$12,971
7/31/2021	$12,291	$13,118	$13,079
8/31/2021	$12,236	$13,070	$13,035
9/30/2021	$12,140	$12,976	$12,938
10/31/2021	$12,134	$12,938	$12,902
11/30/2021	$12,230	$13,048	$13,017
12/31/2021	$12,234	$13,069	$13,043
1/31/2022	$11,912	$12,711	$12,656
2/28/2022	$11,837	$12,666	$12,618
3/31/2022	$11,464	$12,255	$12,198
4/30/2022	$11,090	$11,916	$11,844
5/31/2022	$11,229	$12,093	$12,044
6/30/2022	$10,988	$11,895	$11,857
7/31/2022	$11,272	$12,210	$12,192
8/31/2022	$11,020	$11,942	$11,931
9/30/2022	$10,643	$11,484	$11,490
10/31/2022	$10,548	$11,388	$11,415
11/30/2022	$10,972	$11,921	$11,939
12/31/2022	$10,981	$11,955	$11,978
1/31/2023	$11,230	$12,298	$12,301
2/28/2023	$11,007	$12,020	$12,022
3/31/2023	$11,194	$12,287	$12,284
4/30/2023	$11,180	$12,259	$12,253
5/31/2023	$11,103	$12,153	$12,150
6/30/2023	$11,197	$12,274	$12,271
7/31/2023	$11,227	$12,323	$12,320
8/31/2023	$11,098	$12,146	$12,178
9/30/2023	$10,776	$11,790	$11,828
10/31/2023	$10,572	$11,689	$11,726
11/30/2023	$11,315	$12,431	$12,442
12/31/2023	$11,583	$12,720	$12,723
1/31/2024	$11,582	$12,655	$12,671
2/29/2024	$11,581	$12,671	$12,686
3/31/2024	$11,601	$12,671	$12,670
4/30/2024	$11,458	$12,514	$12,508
5/31/2024	$11,479	$12,477	$12,470
6/30/2024	$11,653	$12,669	$12,645

California Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$670,315,991
# of portfolio holdings	266
Portfolio turnover rate	26%
Total advisory fees paid	$2,529,474
	1 Year	5 Years	10 Years
Class A	4.08	0.57	2.01
Class A with Load	(0.65)	(0.35)	1.54
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	10.5
1-3 years	15.3
3-5 years	5.7
5-10 years	11.6
10-20 years	14.8
20-30 years	39.3
30+ years	2.8

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6/15/2049	2.5
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8/15/2039	1.6
State of California, 5.00%, 8/1/2046	1.5
California HFFA Children's Hospital Los Angeles Obligated Group Series A, 5.00%, 8/15/2047	1.5
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6/1/2053	1.5
State of California, 4.00%, 9/1/2043	1.5
Long Beach Unified School District Series C, 4.00%, 8/1/2053	1.5
Riverside County Asset Leasing Corp., 0.00%, 6/1/2026	1.4
Santa Ana Unified School District Series B, 0.00%, 8/1/2038	1.3
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7/1/2054	1.3

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	0.6
AA/Aa	38.5
A/A	27.6
BBB/Baa	18.2
BB/Ba	3.5
Not rated	11.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0032 06-24

Annual Shareholder Report

June 30, 2024

California Tax-Free Fund

Class C

SCTCX

This annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$152	1.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal Bond Index. Sector allocation detracted for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,030	$10,018	$10,030
8/31/2014	$10,169	$10,139	$10,159
9/30/2014	$10,216	$10,149	$10,168
10/31/2014	$10,287	$10,219	$10,241
11/30/2014	$10,291	$10,236	$10,254
12/31/2014	$10,354	$10,288	$10,310
1/31/2015	$10,537	$10,470	$10,487
2/28/2015	$10,405	$10,362	$10,392
3/31/2015	$10,434	$10,392	$10,424
4/30/2015	$10,351	$10,338	$10,366
5/31/2015	$10,319	$10,309	$10,342
6/30/2015	$10,296	$10,300	$10,334
7/31/2015	$10,367	$10,375	$10,412
8/31/2015	$10,386	$10,395	$10,441
9/30/2015	$10,458	$10,470	$10,513
10/31/2015	$10,487	$10,512	$10,551
11/30/2015	$10,542	$10,554	$10,592
12/31/2015	$10,621	$10,628	$10,672
1/31/2016	$10,718	$10,755	$10,789
2/29/2016	$10,720	$10,771	$10,807
3/31/2016	$10,792	$10,806	$10,843
4/30/2016	$10,873	$10,885	$10,925
5/31/2016	$10,918	$10,915	$10,956
6/30/2016	$11,121	$11,088	$11,130
7/31/2016	$11,079	$11,095	$11,135
8/31/2016	$11,106	$11,110	$11,154
9/30/2016	$11,029	$11,054	$11,085
10/31/2016	$10,872	$10,938	$10,956
11/30/2016	$10,399	$10,531	$10,534
12/31/2016	$10,517	$10,654	$10,658
1/31/2017	$10,538	$10,724	$10,741
2/28/2017	$10,595	$10,799	$10,804
3/31/2017	$10,615	$10,822	$10,825
4/30/2017	$10,671	$10,901	$10,901
5/31/2017	$10,834	$11,074	$11,083
6/30/2017	$10,810	$11,034	$11,046
7/31/2017	$10,874	$11,123	$11,143
8/31/2017	$10,948	$11,208	$11,211
9/30/2017	$10,905	$11,151	$11,159
10/31/2017	$10,917	$11,178	$11,195
11/30/2017	$10,875	$11,118	$11,135
12/31/2017	$10,969	$11,235	$11,257
1/31/2018	$10,838	$11,102	$11,123
2/28/2018	$10,780	$11,069	$11,087
3/31/2018	$10,812	$11,110	$11,137
4/30/2018	$10,762	$11,070	$11,091
5/31/2018	$10,885	$11,197	$11,241
6/30/2018	$10,890	$11,207	$11,244
7/31/2018	$10,903	$11,234	$11,271
8/31/2018	$10,916	$11,263	$11,306
9/30/2018	$10,837	$11,190	$11,220
10/31/2018	$10,767	$11,121	$11,142
11/30/2018	$10,846	$11,244	$11,258
12/31/2018	$10,943	$11,379	$11,382
1/31/2019	$11,004	$11,465	$11,457
2/28/2019	$11,056	$11,526	$11,513
3/31/2019	$11,201	$11,708	$11,703
4/30/2019	$11,243	$11,752	$11,754
5/31/2019	$11,396	$11,914	$11,926
6/30/2019	$11,429	$11,958	$11,967
7/31/2019	$11,498	$12,055	$12,067
8/31/2019	$11,679	$12,245	$12,262
9/30/2019	$11,597	$12,147	$12,171
10/31/2019	$11,589	$12,168	$12,193
11/30/2019	$11,601	$12,199	$12,220
12/31/2019	$11,620	$12,236	$12,255
1/31/2020	$11,801	$12,456	$12,475
2/29/2020	$11,972	$12,617	$12,636
3/31/2020	$11,431	$12,159	$12,195
4/30/2020	$11,204	$12,006	$12,065
5/31/2020	$11,570	$12,388	$12,473
6/30/2020	$11,666	$12,490	$12,545
7/31/2020	$11,850	$12,701	$12,761
8/31/2020	$11,811	$12,641	$12,676
9/30/2020	$11,811	$12,644	$12,672
10/31/2020	$11,772	$12,606	$12,637
11/30/2020	$11,936	$12,796	$12,832
12/31/2020	$12,003	$12,874	$12,886
1/31/2021	$12,060	$12,956	$12,947
2/28/2021	$11,866	$12,750	$12,712
3/31/2021	$11,924	$12,829	$12,800
4/30/2021	$12,030	$12,936	$12,902
5/31/2021	$12,088	$12,975	$12,937
6/30/2021	$12,116	$13,010	$12,971
7/31/2021	$12,203	$13,118	$13,079
8/31/2021	$12,142	$13,070	$13,035
9/30/2021	$12,041	$12,976	$12,938
10/31/2021	$12,019	$12,938	$12,902
11/30/2021	$12,115	$13,048	$13,017
12/31/2021	$12,111	$13,069	$13,043
1/31/2022	$11,782	$12,711	$12,656
2/28/2022	$11,703	$12,666	$12,618
3/31/2022	$11,324	$12,255	$12,198
4/30/2022	$10,946	$11,916	$11,844
5/31/2022	$11,074	$12,093	$12,044
6/30/2022	$10,835	$11,895	$11,857
7/31/2022	$11,115	$12,210	$12,192
8/31/2022	$10,866	$11,942	$11,931
9/30/2022	$10,495	$11,484	$11,490
10/31/2022	$10,400	$11,388	$11,415
11/30/2022	$10,819	$11,921	$11,939
12/31/2022	$10,828	$11,955	$11,978
1/31/2023	$11,073	$12,298	$12,301
2/28/2023	$10,854	$12,020	$12,022
3/31/2023	$11,038	$12,287	$12,284
4/30/2023	$11,024	$12,259	$12,253
5/31/2023	$10,948	$12,153	$12,150
6/30/2023	$11,041	$12,274	$12,271
7/31/2023	$11,070	$12,323	$12,320
8/31/2023	$10,943	$12,146	$12,178
9/30/2023	$10,626	$11,790	$11,828
10/31/2023	$10,424	$11,689	$11,726
11/30/2023	$11,157	$12,431	$12,442
12/31/2023	$11,422	$12,720	$12,723
1/31/2024	$11,420	$12,655	$12,671
2/29/2024	$11,419	$12,671	$12,686
3/31/2024	$11,439	$12,671	$12,670
4/30/2024	$11,298	$12,514	$12,508
5/31/2024	$11,318	$12,477	$12,470
6/30/2024	$11,491	$12,669	$12,645

California Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$670,315,991
# of portfolio holdings	266
Portfolio turnover rate	26%
Total advisory fees paid	$2,529,474
	1 Year	5 Years	10 Years
Class C	3.29	(0.19)	1.40
Class C with Load	2.29	(0.19)	1.40
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	10.5
1-3 years	15.3
3-5 years	5.7
5-10 years	11.6
10-20 years	14.8
20-30 years	39.3
30+ years	2.8

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6/15/2049	2.5
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8/15/2039	1.6
State of California, 5.00%, 8/1/2046	1.5
California HFFA Children's Hospital Los Angeles Obligated Group Series A, 5.00%, 8/15/2047	1.5
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6/1/2053	1.5
State of California, 4.00%, 9/1/2043	1.5
Long Beach Unified School District Series C, 4.00%, 8/1/2053	1.5
Riverside County Asset Leasing Corp., 0.00%, 6/1/2026	1.4
Santa Ana Unified School District Series B, 0.00%, 8/1/2038	1.3
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7/1/2054	1.3

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	0.6
AA/Aa	38.5
A/A	27.6
BBB/Baa	18.2
BB/Ba	3.5
Not rated	11.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0532 06-24

Annual Shareholder Report

June 30, 2024

California Tax-Free Fund

Institutional Class

SGTIX

This annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$49	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal Bond Index. Sector allocation detracted for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,038	$10,018	$10,030
8/31/2014	$10,179	$10,139	$10,159
9/30/2014	$10,243	$10,149	$10,168
10/31/2014	$10,324	$10,219	$10,241
11/30/2014	$10,326	$10,236	$10,254
12/31/2014	$10,407	$10,288	$10,310
1/31/2015	$10,594	$10,470	$10,487
2/28/2015	$10,467	$10,362	$10,392
3/31/2015	$10,505	$10,392	$10,424
4/30/2015	$10,437	$10,338	$10,366
5/31/2015	$10,413	$10,309	$10,342
6/30/2015	$10,398	$10,300	$10,334
7/31/2015	$10,479	$10,375	$10,412
8/31/2015	$10,508	$10,395	$10,441
9/30/2015	$10,590	$10,470	$10,513
10/31/2015	$10,629	$10,512	$10,551
11/30/2015	$10,694	$10,554	$10,592
12/31/2015	$10,785	$10,628	$10,672
1/31/2016	$10,885	$10,755	$10,789
2/29/2016	$10,896	$10,771	$10,807
3/31/2016	$10,988	$10,806	$10,843
4/30/2016	$11,072	$10,885	$10,925
5/31/2016	$11,128	$10,915	$10,956
6/30/2016	$11,348	$11,088	$11,130
7/31/2016	$11,313	$11,095	$11,135
8/31/2016	$11,351	$11,110	$11,154
9/30/2016	$11,280	$11,054	$11,085
10/31/2016	$11,135	$10,938	$10,956
11/30/2016	$10,660	$10,531	$10,534
12/31/2016	$10,782	$10,654	$10,658
1/31/2017	$10,823	$10,724	$10,741
2/28/2017	$10,881	$10,799	$10,804
3/31/2017	$10,911	$10,822	$10,825
4/30/2017	$10,979	$10,901	$10,901
5/31/2017	$11,158	$11,074	$11,083
6/30/2017	$11,142	$11,034	$11,046
7/31/2017	$11,219	$11,123	$11,143
8/31/2017	$11,306	$11,208	$11,211
9/30/2017	$11,270	$11,151	$11,159
10/31/2017	$11,292	$11,178	$11,195
11/30/2017	$11,257	$11,118	$11,135
12/31/2017	$11,356	$11,235	$11,257
1/31/2018	$11,236	$11,102	$11,123
2/28/2018	$11,184	$11,069	$11,087
3/31/2018	$11,227	$11,110	$11,137
4/30/2018	$11,193	$11,070	$11,091
5/31/2018	$11,322	$11,197	$11,241
6/30/2018	$11,336	$11,207	$11,244
7/31/2018	$11,360	$11,234	$11,271
8/31/2018	$11,383	$11,263	$11,306
9/30/2018	$11,318	$11,190	$11,220
10/31/2018	$11,243	$11,121	$11,142
11/30/2018	$11,346	$11,244	$11,258
12/31/2018	$11,459	$11,379	$11,382
1/31/2019	$11,533	$11,465	$11,457
2/28/2019	$11,588	$11,526	$11,513
3/31/2019	$11,751	$11,708	$11,703
4/30/2019	$11,805	$11,752	$11,754
5/31/2019	$11,969	$11,914	$11,926
6/30/2019	$12,024	$11,958	$11,967
7/31/2019	$12,098	$12,055	$12,067
8/31/2019	$12,312	$12,245	$12,262
9/30/2019	$12,224	$12,147	$12,171
10/31/2019	$12,236	$12,168	$12,193
11/30/2019	$12,248	$12,199	$12,220
12/31/2019	$12,289	$12,236	$12,255
1/31/2020	$12,494	$12,456	$12,475
2/29/2020	$12,678	$12,617	$12,636
3/31/2020	$12,125	$12,159	$12,195
4/30/2020	$11,890	$12,006	$12,065
5/31/2020	$12,285	$12,388	$12,473
6/30/2020	$12,399	$12,490	$12,545
7/31/2020	$12,597	$12,701	$12,761
8/31/2020	$12,566	$12,641	$12,676
9/30/2020	$12,587	$12,644	$12,672
10/31/2020	$12,555	$12,606	$12,637
11/30/2020	$12,733	$12,796	$12,832
12/31/2020	$12,816	$12,874	$12,886
1/31/2021	$12,889	$12,956	$12,947
2/28/2021	$12,688	$12,750	$12,712
3/31/2021	$12,772	$12,829	$12,800
4/30/2021	$12,898	$12,936	$12,902
5/31/2021	$12,961	$12,975	$12,937
6/30/2021	$13,014	$13,010	$12,971
7/31/2021	$13,109	$13,118	$13,079
8/31/2021	$13,064	$13,070	$13,035
9/30/2021	$12,953	$12,976	$12,938
10/31/2021	$12,950	$12,938	$12,902
11/30/2021	$13,066	$13,048	$13,017
12/31/2021	$13,073	$13,069	$13,043
1/31/2022	$12,723	$12,711	$12,656
2/28/2022	$12,645	$12,666	$12,618
3/31/2022	$12,250	$12,255	$12,198
4/30/2022	$11,854	$11,916	$11,844
5/31/2022	$12,005	$12,093	$12,044
6/30/2022	$11,750	$11,895	$11,857
7/31/2022	$12,057	$12,210	$12,192
8/31/2022	$11,790	$11,942	$11,931
9/30/2022	$11,391	$11,484	$11,490
10/31/2022	$11,291	$11,388	$11,415
11/30/2022	$11,747	$11,921	$11,939
12/31/2022	$11,759	$11,955	$11,978
1/31/2023	$12,028	$12,298	$12,301
2/28/2023	$11,793	$12,020	$12,022
3/31/2023	$11,995	$12,287	$12,284
4/30/2023	$11,983	$12,259	$12,253
5/31/2023	$11,903	$12,153	$12,150
6/30/2023	$12,007	$12,274	$12,271
7/31/2023	$12,042	$12,323	$12,320
8/31/2023	$11,906	$12,146	$12,178
9/30/2023	$11,564	$11,790	$11,828
10/31/2023	$11,348	$11,689	$11,726
11/30/2023	$12,147	$12,431	$12,442
12/31/2023	$12,437	$12,720	$12,723
1/31/2024	$12,438	$12,655	$12,671
2/29/2024	$12,440	$12,671	$12,686
3/31/2024	$12,465	$12,671	$12,670
4/30/2024	$12,314	$12,514	$12,508
5/31/2024	$12,339	$12,477	$12,470
6/30/2024	$12,529	$12,669	$12,645

California Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$670,315,991
# of portfolio holdings	266
Portfolio turnover rate	26%
Total advisory fees paid	$2,529,474
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	4.35	0.83	2.28
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2014 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	10.5
1-3 years	15.3
3-5 years	5.7
5-10 years	11.6
10-20 years	14.8
20-30 years	39.3
30+ years	2.8

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6/15/2049	2.5
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8/15/2039	1.6
State of California, 5.00%, 8/1/2046	1.5
California HFFA Children's Hospital Los Angeles Obligated Group Series A, 5.00%, 8/15/2047	1.5
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6/1/2053	1.5
State of California, 4.00%, 9/1/2043	1.5
Long Beach Unified School District Series C, 4.00%, 8/1/2053	1.5
Riverside County Asset Leasing Corp., 0.00%, 6/1/2026	1.4
Santa Ana Unified School District Series B, 0.00%, 8/1/2038	1.3
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7/1/2054	1.3

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	0.6
AA/Aa	38.5
A/A	27.6
BBB/Baa	18.2
BB/Ba	3.5
Not rated	11.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3179 06-24

Annual Shareholder Report

June 30, 2024

High Yield Municipal Bond Fund

Administrator Class

WHYDX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$72	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were duration/yield curve positioning and sector allocation versus the performance benchmark, High Yield Municipal Bond Blended Index. Security selection detracted slightly during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond Index	High Yield Municipal Bond Blended Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,059	$10,018	$10,045
8/31/2014	$10,207	$10,139	$10,282
9/30/2014	$10,266	$10,149	$10,335
10/31/2014	$10,361	$10,219	$10,341
11/30/2014	$10,397	$10,236	$10,413
12/31/2014	$10,481	$10,288	$10,467
1/31/2015	$10,629	$10,470	$10,654
2/28/2015	$10,547	$10,362	$10,584
3/31/2015	$10,596	$10,392	$10,580
4/30/2015	$10,566	$10,338	$10,532
5/31/2015	$10,536	$10,309	$10,591
6/30/2015	$10,507	$10,300	$10,353
7/31/2015	$10,579	$10,375	$10,349
8/31/2015	$10,581	$10,395	$10,383
9/30/2015	$10,675	$10,470	$10,545
10/31/2015	$10,750	$10,512	$10,639
11/30/2015	$10,834	$10,554	$10,682
12/31/2015	$10,965	$10,628	$10,722
1/31/2016	$11,090	$10,755	$10,809
2/29/2016	$11,091	$10,771	$10,887
3/31/2016	$11,161	$10,806	$10,970
4/30/2016	$11,265	$10,885	$11,042
5/31/2016	$11,346	$10,915	$11,141
6/30/2016	$11,521	$11,088	$11,420
7/31/2016	$11,517	$11,095	$11,468
8/31/2016	$11,559	$11,110	$11,499
9/30/2016	$11,538	$11,054	$11,494
10/31/2016	$11,422	$10,938	$11,360
11/30/2016	$10,859	$10,531	$10,785
12/31/2016	$10,934	$10,654	$10,925
1/31/2017	$10,948	$10,724	$11,046
2/28/2017	$11,039	$10,799	$11,235
3/31/2017	$11,141	$10,822	$11,260
4/30/2017	$11,253	$10,901	$11,338
5/31/2017	$11,431	$11,074	$11,514
6/30/2017	$11,434	$11,034	$11,483
7/31/2017	$11,535	$11,123	$11,565
8/31/2017	$11,680	$11,208	$11,696
9/30/2017	$11,694	$11,151	$11,634
10/31/2017	$11,742	$11,178	$11,665
11/30/2017	$11,747	$11,118	$11,658
12/31/2017	$11,910	$11,235	$11,797
1/31/2018	$11,861	$11,102	$11,675
2/28/2018	$11,846	$11,069	$11,666
3/31/2018	$11,932	$11,110	$11,786
4/30/2018	$11,951	$11,070	$11,801
5/31/2018	$12,105	$11,197	$12,003
6/30/2018	$12,144	$11,207	$12,043
7/31/2018	$12,205	$11,234	$12,080
8/31/2018	$12,255	$11,263	$12,151
9/30/2018	$12,224	$11,190	$12,090
10/31/2018	$12,154	$11,121	$11,970
11/30/2018	$12,218	$11,244	$12,073
12/31/2018	$12,326	$11,379	$12,193
1/31/2019	$12,401	$11,465	$12,279
2/28/2019	$12,489	$11,526	$12,345
3/31/2019	$12,694	$11,708	$12,615
4/30/2019	$12,795	$11,752	$12,676
5/31/2019	$12,980	$11,914	$12,870
6/30/2019	$13,071	$11,958	$12,929
7/31/2019	$13,163	$12,055	$13,019
8/31/2019	$13,398	$12,245	$13,289
9/30/2019	$13,371	$12,147	$13,230
10/31/2019	$13,392	$12,168	$13,257
11/30/2019	$13,438	$12,199	$13,301
12/31/2019	$13,482	$12,236	$13,341
1/31/2020	$13,685	$12,456	$13,634
2/29/2020	$13,889	$12,617	$13,877
3/31/2020	$12,578	$12,159	$12,760
4/30/2020	$12,219	$12,006	$12,438
5/31/2020	$12,575	$12,388	$12,900
6/30/2020	$12,957	$12,490	$13,249
7/31/2020	$13,238	$12,701	$13,555
8/31/2020	$13,258	$12,641	$13,551
9/30/2020	$13,279	$12,644	$13,560
10/31/2020	$13,300	$12,606	$13,558
11/30/2020	$13,572	$12,796	$13,835
12/31/2020	$13,769	$12,874	$14,024
1/31/2021	$13,926	$12,956	$14,236
2/28/2021	$13,739	$12,750	$14,056
3/31/2021	$13,871	$12,829	$14,182
4/30/2021	$14,065	$12,936	$14,354
5/31/2021	$14,209	$12,975	$14,470
6/30/2021	$14,395	$13,010	$14,596
7/31/2021	$14,542	$13,118	$14,750
8/31/2021	$14,495	$13,070	$14,714
9/30/2021	$14,383	$12,976	$14,614
10/31/2021	$14,297	$12,938	$14,561
11/30/2021	$14,456	$13,048	$14,726
12/31/2021	$14,486	$13,069	$14,758
1/31/2022	$14,147	$12,711	$14,348
2/28/2022	$13,978	$12,666	$14,308
3/31/2022	$13,495	$12,255	$13,812
4/30/2022	$13,034	$11,916	$13,365
5/31/2022	$13,237	$12,093	$13,533
6/30/2022	$12,862	$11,895	$13,185
7/31/2022	$13,295	$12,210	$13,619
8/31/2022	$13,044	$11,942	$13,318
9/30/2022	$12,439	$11,484	$12,621
10/31/2022	$12,225	$11,388	$12,424
11/30/2022	$12,816	$11,921	$13,090
12/31/2022	$12,767	$11,955	$13,092
1/31/2023	$13,169	$12,298	$13,592
2/28/2023	$12,886	$12,020	$13,213
3/31/2023	$13,056	$12,287	$13,453
4/30/2023	$13,116	$12,259	$13,487
5/31/2023	$13,052	$12,153	$13,385
6/30/2023	$13,211	$12,274	$13,581
7/31/2023	$13,245	$12,323	$13,655
8/31/2023	$13,096	$12,146	$13,453
9/30/2023	$12,650	$11,790	$13,020
10/31/2023	$12,359	$11,689	$12,851
11/30/2023	$13,208	$12,431	$13,775
12/31/2023	$13,575	$12,720	$14,151
1/31/2024	$13,657	$12,655	$14,083
2/29/2024	$13,741	$12,671	$14,157
3/31/2024	$13,825	$12,671	$14,257
4/30/2024	$13,662	$12,514	$14,134
5/31/2024	$13,745	$12,477	$14,182
6/30/2024	$14,062	$12,669	$14,477

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$163,094,083
# of portfolio holdings	180
Portfolio turnover rate	33%
Total advisory fees paid	$442,138
	1 Year	5 Years	10 Years
Administrator Class	6.44	1.47	3.47
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	18.6
1-3 years	7.8
3-5 years	2.3
5-10 years	7.4
10-20 years	15.7
20-30 years	40.7
30+ years	7.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002, 4.28%, 6/15/2056	1.8
West Jefferson Industrial Development Board Alabama Power Co., 4.35%, 8/1/2063	1.8
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6/30/2058	1.4
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4/15/2053	1.4
Indiana Finance Authority DePauw University Series A, 5.00%, 7/1/2047	1.3
Hempstead Town Local Development Corp. Evergreen Charter School Series A, 5.25%, 6/15/2052	1.3
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT, 5.00%, 12/31/2052	1.2
State of Ohio Department of Transportation AMT, 5.00%, 6/30/2053	1.2
Los Angeles Department of Water & Power System Revenue Series A-1, 4.58%, 7/1/2049	1.2
New York State Dormitory Authority Catholic Health System Obligated Group Series B, 4.02%, 7/1/2048	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	1.0
AA/Aa	7.4
A/A	16.7
BBB/Baa	25.5
BB/Ba	11.5
B/B	0.9
CCC/Caa and below	0.2
Not rated	36.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3772 06-24

Annual Shareholder Report

June 30, 2024

High Yield Municipal Bond Fund

Class A

WHYMX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$82	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were duration/yield curve positioning and sector allocation versus the performance benchmark, High Yield Municipal Bond Blended Index. Security selection detracted slightly during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index	High Yield Municipal Bond Blended Index
6/30/2014	$9,553	$10,000	$10,000
7/31/2014	$9,618	$10,018	$10,045
8/31/2014	$9,749	$10,139	$10,282
9/30/2014	$9,805	$10,149	$10,335
10/31/2014	$9,904	$10,219	$10,341
11/30/2014	$9,937	$10,236	$10,413
12/31/2014	$10,016	$10,288	$10,467
1/31/2015	$10,157	$10,470	$10,654
2/28/2015	$10,078	$10,362	$10,584
3/31/2015	$10,114	$10,392	$10,580
4/30/2015	$10,095	$10,338	$10,532
5/31/2015	$10,065	$10,309	$10,591
6/30/2015	$10,036	$10,300	$10,353
7/31/2015	$10,095	$10,375	$10,349
8/31/2015	$10,096	$10,395	$10,383
9/30/2015	$10,185	$10,470	$10,545
10/31/2015	$10,265	$10,512	$10,639
11/30/2015	$10,344	$10,554	$10,682
12/31/2015	$10,469	$10,628	$10,722
1/31/2016	$10,577	$10,755	$10,809
2/29/2016	$10,587	$10,771	$10,887
3/31/2016	$10,653	$10,806	$10,970
4/30/2016	$10,742	$10,885	$11,042
5/31/2016	$10,828	$10,915	$11,141
6/30/2016	$10,984	$11,088	$11,420
7/31/2016	$10,989	$11,095	$11,468
8/31/2016	$11,028	$11,110	$11,499
9/30/2016	$10,997	$11,054	$11,494
10/31/2016	$10,886	$10,938	$11,360
11/30/2016	$10,358	$10,531	$10,785
12/31/2016	$10,428	$10,654	$10,925
1/31/2017	$10,431	$10,724	$11,046
2/28/2017	$10,527	$10,799	$11,235
3/31/2017	$10,623	$10,822	$11,260
4/30/2017	$10,730	$10,901	$11,338
5/31/2017	$10,888	$11,074	$11,514
6/30/2017	$10,900	$11,034	$11,483
7/31/2017	$10,996	$11,123	$11,565
8/31/2017	$11,133	$11,208	$11,696
9/30/2017	$11,145	$11,151	$11,634
10/31/2017	$11,190	$11,178	$11,665
11/30/2017	$11,194	$11,118	$11,658
12/31/2017	$11,337	$11,235	$11,797
1/31/2018	$11,290	$11,102	$11,675
2/28/2018	$11,285	$11,069	$11,666
3/31/2018	$11,366	$11,110	$11,786
4/30/2018	$11,383	$11,070	$11,801
5/31/2018	$11,529	$11,197	$12,003
6/30/2018	$11,565	$11,207	$12,043
7/31/2018	$11,623	$11,234	$12,080
8/31/2018	$11,659	$11,263	$12,151
9/30/2018	$11,638	$11,190	$12,090
10/31/2018	$11,571	$11,121	$11,970
11/30/2018	$11,631	$11,244	$12,073
12/31/2018	$11,733	$11,379	$12,193
1/31/2019	$11,803	$11,465	$12,279
2/28/2019	$11,886	$11,526	$12,345
3/31/2019	$12,081	$11,708	$12,615
4/30/2019	$12,164	$11,752	$12,676
5/31/2019	$12,351	$11,914	$12,870
6/30/2019	$12,425	$11,958	$12,929
7/31/2019	$12,511	$12,055	$13,019
8/31/2019	$12,734	$12,245	$13,289
9/30/2019	$12,707	$12,147	$13,230
10/31/2019	$12,738	$12,168	$13,257
11/30/2019	$12,780	$12,199	$13,301
12/31/2019	$12,821	$12,236	$13,341
1/31/2020	$13,013	$12,456	$13,634
2/29/2020	$13,206	$12,617	$13,877
3/31/2020	$11,959	$12,159	$12,760
4/30/2020	$11,616	$12,006	$12,438
5/31/2020	$11,953	$12,388	$12,900
6/30/2020	$12,316	$12,490	$13,249
7/31/2020	$12,569	$12,701	$13,555
8/31/2020	$12,588	$12,641	$13,551
9/30/2020	$12,618	$12,644	$13,560
10/31/2020	$12,637	$12,606	$13,558
11/30/2020	$12,894	$12,796	$13,835
12/31/2020	$13,069	$12,874	$14,024
1/31/2021	$13,228	$12,956	$14,236
2/28/2021	$13,037	$12,750	$14,056
3/31/2021	$13,161	$12,829	$14,182
4/30/2021	$13,356	$12,936	$14,354
5/31/2021	$13,493	$12,975	$14,470
6/30/2021	$13,667	$13,010	$14,596
7/31/2021	$13,793	$13,118	$14,750
8/31/2021	$13,760	$13,070	$14,714
9/30/2021	$13,640	$12,976	$14,614
10/31/2021	$13,557	$12,938	$14,561
11/30/2021	$13,719	$13,048	$14,726
12/31/2021	$13,734	$13,069	$14,758
1/31/2022	$13,411	$12,711	$14,348
2/28/2022	$13,250	$12,666	$14,308
3/31/2022	$12,790	$12,255	$13,812
4/30/2022	$12,364	$11,916	$13,365
5/31/2022	$12,555	$12,093	$13,533
6/30/2022	$12,186	$11,895	$13,185
7/31/2022	$12,608	$12,210	$13,619
8/31/2022	$12,368	$11,942	$13,318
9/30/2022	$11,793	$11,484	$12,621
10/31/2022	$11,590	$11,388	$12,424
11/30/2022	$12,149	$11,921	$13,090
12/31/2022	$12,088	$11,955	$13,092
1/31/2023	$12,482	$12,298	$13,592
2/28/2023	$12,212	$12,020	$13,213
3/31/2023	$12,372	$12,287	$13,453
4/30/2023	$12,428	$12,259	$13,487
5/31/2023	$12,366	$12,153	$13,385
6/30/2023	$12,516	$12,274	$13,581
7/31/2023	$12,533	$12,323	$13,655
8/31/2023	$12,391	$12,146	$13,453
9/30/2023	$11,981	$11,790	$13,020
10/31/2023	$11,705	$11,689	$12,851
11/30/2023	$12,507	$12,431	$13,775
12/31/2023	$12,854	$12,720	$14,151
1/31/2024	$12,918	$12,655	$14,083
2/29/2024	$13,009	$12,671	$14,157
3/31/2024	$13,087	$12,671	$14,257
4/30/2024	$12,932	$12,514	$14,134
5/31/2024	$13,010	$12,477	$14,182
6/30/2024	$13,295	$12,669	$14,477

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$163,094,083
# of portfolio holdings	180
Portfolio turnover rate	33%
Total advisory fees paid	$442,138
	1 Year	5 Years	10 Years
Class A	6.22	1.36	3.36
Class A with Load	1.48	0.43	2.89
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	18.6
1-3 years	7.8
3-5 years	2.3
5-10 years	7.4
10-20 years	15.7
20-30 years	40.7
30+ years	7.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002, 4.28%, 6/15/2056	1.8
West Jefferson Industrial Development Board Alabama Power Co., 4.35%, 8/1/2063	1.8
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6/30/2058	1.4
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4/15/2053	1.4
Indiana Finance Authority DePauw University Series A, 5.00%, 7/1/2047	1.3
Hempstead Town Local Development Corp. Evergreen Charter School Series A, 5.25%, 6/15/2052	1.3
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT, 5.00%, 12/31/2052	1.2
State of Ohio Department of Transportation AMT, 5.00%, 6/30/2053	1.2
Los Angeles Department of Water & Power System Revenue Series A-1, 4.58%, 7/1/2049	1.2
New York State Dormitory Authority Catholic Health System Obligated Group Series B, 4.02%, 7/1/2048	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	1.0
AA/Aa	7.4
A/A	16.7
BBB/Baa	25.5
BB/Ba	11.5
B/B	0.9
CCC/Caa and below	0.2
Not rated	36.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3364 06-24

Annual Shareholder Report

June 30, 2024

High Yield Municipal Bond Fund

Class C

WHYCX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$159	1.55%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were duration/yield curve positioning and sector allocation versus the performance benchmark, High Yield Municipal Bond Blended Index. Security selection detracted slightly during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index	High Yield Municipal Bond Blended Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,061	$10,018	$10,045
8/31/2014	$10,192	$10,139	$10,282
9/30/2014	$10,244	$10,149	$10,335
10/31/2014	$10,342	$10,219	$10,341
11/30/2014	$10,370	$10,236	$10,413
12/31/2014	$10,446	$10,288	$10,467
1/31/2015	$10,586	$10,470	$10,654
2/28/2015	$10,497	$10,362	$10,584
3/31/2015	$10,529	$10,392	$10,580
4/30/2015	$10,502	$10,338	$10,532
5/31/2015	$10,464	$10,309	$10,591
6/30/2015	$10,428	$10,300	$10,353
7/31/2015	$10,492	$10,375	$10,349
8/31/2015	$10,486	$10,395	$10,383
9/30/2015	$10,573	$10,470	$10,545
10/31/2015	$10,639	$10,512	$10,639
11/30/2015	$10,714	$10,554	$10,682
12/31/2015	$10,836	$10,628	$10,722
1/31/2016	$10,942	$10,755	$10,809
2/29/2016	$10,945	$10,771	$10,887
3/31/2016	$11,007	$10,806	$10,970
4/30/2016	$11,102	$10,885	$11,042
5/31/2016	$11,173	$10,915	$11,141
6/30/2016	$11,327	$11,088	$11,420
7/31/2016	$11,326	$11,095	$11,468
8/31/2016	$11,358	$11,110	$11,499
9/30/2016	$11,319	$11,054	$11,494
10/31/2016	$11,208	$10,938	$11,360
11/30/2016	$10,649	$10,531	$10,785
12/31/2016	$10,713	$10,654	$10,925
1/31/2017	$10,709	$10,724	$11,046
2/28/2017	$10,802	$10,799	$11,235
3/31/2017	$10,894	$10,822	$11,260
4/30/2017	$10,996	$10,901	$11,338
5/31/2017	$11,162	$11,074	$11,514
6/30/2017	$11,157	$11,034	$11,483
7/31/2017	$11,248	$11,123	$11,565
8/31/2017	$11,381	$11,208	$11,696
9/30/2017	$11,386	$11,151	$11,634
10/31/2017	$11,425	$11,178	$11,665
11/30/2017	$11,422	$11,118	$11,658
12/31/2017	$11,561	$11,235	$11,797
1/31/2018	$11,516	$11,102	$11,675
2/28/2018	$11,494	$11,069	$11,666
3/31/2018	$11,569	$11,110	$11,786
4/30/2018	$11,579	$11,070	$11,801
5/31/2018	$11,720	$11,197	$12,003
6/30/2018	$11,750	$11,207	$12,043
7/31/2018	$11,801	$11,234	$12,080
8/31/2018	$11,829	$11,263	$12,151
9/30/2018	$11,802	$11,190	$12,090
10/31/2018	$11,726	$11,121	$11,970
11/30/2018	$11,779	$11,244	$12,073
12/31/2018	$11,876	$11,379	$12,193
1/31/2019	$11,938	$11,465	$12,279
2/28/2019	$12,015	$11,526	$12,345
3/31/2019	$12,205	$11,708	$12,615
4/30/2019	$12,282	$11,752	$12,676
5/31/2019	$12,462	$11,914	$12,870
6/30/2019	$12,529	$11,958	$12,929
7/31/2019	$12,619	$12,055	$13,019
8/31/2019	$12,825	$12,245	$13,289
9/30/2019	$12,790	$12,147	$13,230
10/31/2019	$12,812	$12,168	$13,257
11/30/2019	$12,847	$12,199	$13,301
12/31/2019	$12,880	$12,236	$13,341
1/31/2020	$13,064	$12,456	$13,634
2/29/2020	$13,250	$12,617	$13,877
3/31/2020	$11,991	$12,159	$12,760
4/30/2020	$11,641	$12,006	$12,438
5/31/2020	$11,971	$12,388	$12,900
6/30/2020	$12,326	$12,490	$13,249
7/31/2020	$12,572	$12,701	$13,555
8/31/2020	$12,594	$12,641	$13,551
9/30/2020	$12,605	$12,644	$13,560
10/31/2020	$12,615	$12,606	$13,558
11/30/2020	$12,864	$12,796	$13,835
12/31/2020	$13,042	$12,874	$14,024
1/31/2021	$13,181	$12,956	$14,236
2/28/2021	$12,995	$12,750	$14,056
3/31/2021	$13,110	$12,829	$14,182
4/30/2021	$13,284	$12,936	$14,354
5/31/2021	$13,411	$12,975	$14,470
6/30/2021	$13,576	$13,010	$14,596
7/31/2021	$13,693	$13,118	$14,750
8/31/2021	$13,651	$13,070	$14,714
9/30/2021	$13,536	$12,976	$14,614
10/31/2021	$13,432	$12,938	$14,561
11/30/2021	$13,585	$13,048	$14,726
12/31/2021	$13,590	$13,069	$14,758
1/31/2022	$13,274	$12,711	$14,348
2/28/2022	$13,095	$12,666	$14,308
3/31/2022	$12,632	$12,255	$13,812
4/30/2022	$12,205	$11,916	$13,365
5/31/2022	$12,386	$12,093	$13,533
6/30/2022	$12,014	$11,895	$13,185
7/31/2022	$12,430	$12,210	$13,619
8/31/2022	$12,194	$11,942	$13,318
9/30/2022	$11,627	$11,484	$12,621
10/31/2022	$11,426	$11,388	$12,424
11/30/2022	$11,978	$11,921	$13,090
12/31/2022	$11,918	$11,955	$13,092
1/31/2023	$12,306	$12,298	$13,592
2/28/2023	$12,040	$12,020	$13,213
3/31/2023	$12,198	$12,287	$13,453
4/30/2023	$12,252	$12,259	$13,487
5/31/2023	$12,191	$12,153	$13,385
6/30/2023	$12,339	$12,274	$13,581
7/31/2023	$12,357	$12,323	$13,655
8/31/2023	$12,216	$12,146	$13,453
9/30/2023	$11,812	$11,790	$13,020
10/31/2023	$11,539	$11,689	$12,851
11/30/2023	$12,331	$12,431	$13,775
12/31/2023	$12,673	$12,720	$14,151
1/31/2024	$12,735	$12,655	$14,083
2/29/2024	$12,826	$12,671	$14,157
3/31/2024	$12,903	$12,671	$14,257
4/30/2024	$12,750	$12,514	$14,134
5/31/2024	$12,826	$12,477	$14,182
6/30/2024	$13,107	$12,669	$14,477

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$163,094,083
# of portfolio holdings	180
Portfolio turnover rate	33%
Total advisory fees paid	$442,138
	1 Year	5 Years	10 Years
Class C	5.43	0.60	2.74
Class C with Load	4.43	0.60	2.74
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	18.6
1-3 years	7.8
3-5 years	2.3
5-10 years	7.4
10-20 years	15.7
20-30 years	40.7
30+ years	7.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002, 4.28%, 6/15/2056	1.8
West Jefferson Industrial Development Board Alabama Power Co., 4.35%, 8/1/2063	1.8
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6/30/2058	1.4
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4/15/2053	1.4
Indiana Finance Authority DePauw University Series A, 5.00%, 7/1/2047	1.3
Hempstead Town Local Development Corp. Evergreen Charter School Series A, 5.25%, 6/15/2052	1.3
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT, 5.00%, 12/31/2052	1.2
State of Ohio Department of Transportation AMT, 5.00%, 6/30/2053	1.2
Los Angeles Department of Water & Power System Revenue Series A-1, 4.58%, 7/1/2049	1.2
New York State Dormitory Authority Catholic Health System Obligated Group Series B, 4.02%, 7/1/2048	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	1.0
AA/Aa	7.4
A/A	16.7
BBB/Baa	25.5
BB/Ba	11.5
B/B	0.9
CCC/Caa and below	0.2
Not rated	36.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3556 06-24

Annual Shareholder Report

June 30, 2024

High Yield Municipal Bond Fund

Class R6

EKHRX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$52	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were duration/yield curve positioning and sector allocation versus the performance benchmark, High Yield Municipal Bond Blended Index. Security selection detracted slightly during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class R6	Bloomberg Municipal Bond Index	High Yield Municipal Bond Blended Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,070	$10,018	$10,045
8/31/2014	$10,220	$10,139	$10,282
9/30/2014	$10,270	$10,149	$10,335
10/31/2014	$10,377	$10,219	$10,341
11/30/2014	$10,413	$10,236	$10,413
12/31/2014	$10,499	$10,288	$10,467
1/31/2015	$10,648	$10,470	$10,654
2/28/2015	$10,568	$10,362	$10,584
3/31/2015	$10,608	$10,392	$10,580
4/30/2015	$10,590	$10,338	$10,532
5/31/2015	$10,561	$10,309	$10,591
6/30/2015	$10,533	$10,300	$10,353
7/31/2015	$10,597	$10,375	$10,349
8/31/2015	$10,600	$10,395	$10,383
9/30/2015	$10,695	$10,470	$10,545
10/31/2015	$10,771	$10,512	$10,639
11/30/2015	$10,867	$10,554	$10,682
12/31/2015	$11,000	$10,628	$10,722
1/31/2016	$11,116	$10,755	$10,809
2/29/2016	$11,129	$10,771	$10,887
3/31/2016	$11,201	$10,806	$10,970
4/30/2016	$11,297	$10,885	$11,042
5/31/2016	$11,389	$10,915	$11,141
6/30/2016	$11,555	$11,088	$11,420
7/31/2016	$11,564	$11,095	$11,468
8/31/2016	$11,596	$11,110	$11,499
9/30/2016	$11,577	$11,054	$11,494
10/31/2016	$11,462	$10,938	$11,360
11/30/2016	$10,909	$10,531	$10,785
12/31/2016	$10,985	$10,654	$10,925
1/31/2017	$10,990	$10,724	$11,046
2/28/2017	$11,083	$10,799	$11,235
3/31/2017	$11,197	$10,822	$11,260
4/30/2017	$11,312	$10,901	$11,338
5/31/2017	$11,481	$11,074	$11,514
6/30/2017	$11,496	$11,034	$11,483
7/31/2017	$11,599	$11,123	$11,565
8/31/2017	$11,747	$11,208	$11,696
9/30/2017	$11,762	$11,151	$11,634
10/31/2017	$11,812	$11,178	$11,665
11/30/2017	$11,818	$11,118	$11,658
12/31/2017	$11,972	$11,235	$11,797
1/31/2018	$11,925	$11,102	$11,675
2/28/2018	$11,922	$11,069	$11,666
3/31/2018	$12,010	$11,110	$11,786
4/30/2018	$12,031	$11,070	$11,801
5/31/2018	$12,187	$11,197	$12,003
6/30/2018	$12,228	$11,207	$12,043
7/31/2018	$12,292	$11,234	$12,080
8/31/2018	$12,333	$11,263	$12,151
9/30/2018	$12,314	$11,190	$12,090
10/31/2018	$12,246	$11,121	$11,970
11/30/2018	$12,313	$11,244	$12,073
12/31/2018	$12,424	$11,379	$12,193
1/31/2019	$12,513	$11,465	$12,279
2/28/2019	$12,592	$11,526	$12,345
3/31/2019	$12,801	$11,708	$12,615
4/30/2019	$12,905	$11,752	$12,676
5/31/2019	$13,106	$11,914	$12,870
6/30/2019	$13,188	$11,958	$12,929
7/31/2019	$13,283	$12,055	$13,019
8/31/2019	$13,523	$12,245	$13,289
9/30/2019	$13,498	$12,147	$13,230
10/31/2019	$13,521	$12,168	$13,257
11/30/2019	$13,569	$12,199	$13,301
12/31/2019	$13,617	$12,236	$13,341
1/31/2020	$13,824	$12,456	$13,634
2/29/2020	$14,032	$12,617	$13,877
3/31/2020	$12,710	$12,159	$12,760
4/30/2020	$12,350	$12,006	$12,438
5/31/2020	$12,711	$12,388	$12,900
6/30/2020	$13,099	$12,490	$13,249
7/31/2020	$13,385	$12,701	$13,555
8/31/2020	$13,408	$12,641	$13,551
9/30/2020	$13,431	$12,644	$13,560
10/31/2020	$13,454	$12,606	$13,558
11/30/2020	$13,731	$12,796	$13,835
12/31/2020	$13,933	$12,874	$14,024
1/31/2021	$14,094	$12,956	$14,236
2/28/2021	$13,907	$12,750	$14,056
3/31/2021	$14,043	$12,829	$14,182
4/30/2021	$14,241	$12,936	$14,354
5/31/2021	$14,390	$12,975	$14,470
6/30/2021	$14,576	$13,010	$14,596
7/31/2021	$14,725	$13,118	$14,750
8/31/2021	$14,691	$13,070	$14,714
9/30/2021	$14,577	$12,976	$14,614
10/31/2021	$14,478	$12,938	$14,561
11/30/2021	$14,654	$13,048	$14,726
12/31/2021	$14,685	$13,069	$14,758
1/31/2022	$14,344	$12,711	$14,348
2/28/2022	$14,170	$12,666	$14,308
3/31/2022	$13,678	$12,255	$13,812
4/30/2022	$13,224	$11,916	$13,365
5/31/2022	$13,431	$12,093	$13,533
6/30/2022	$13,041	$11,895	$13,185
7/31/2022	$13,496	$12,210	$13,619
8/31/2022	$13,241	$11,942	$13,318
9/30/2022	$12,630	$11,484	$12,621
10/31/2022	$12,416	$11,388	$12,424
11/30/2022	$13,017	$11,921	$13,090
12/31/2022	$12,955	$11,955	$13,092
1/31/2023	$13,380	$12,298	$13,592
2/28/2023	$13,095	$12,020	$13,213
3/31/2023	$13,269	$12,287	$13,453
4/30/2023	$13,332	$12,259	$13,487
5/31/2023	$13,269	$12,153	$13,385
6/30/2023	$13,433	$12,274	$13,581
7/31/2023	$13,470	$12,323	$13,655
8/31/2023	$13,307	$12,146	$13,453
9/30/2023	$12,871	$11,790	$13,020
10/31/2023	$12,578	$11,689	$12,851
11/30/2023	$13,442	$12,431	$13,775
12/31/2023	$13,818	$12,720	$14,151
1/31/2024	$13,889	$12,655	$14,083
2/29/2024	$13,991	$12,671	$14,157
3/31/2024	$14,079	$12,671	$14,257
4/30/2024	$13,916	$12,514	$14,134
5/31/2024	$14,003	$12,477	$14,182
6/30/2024	$14,327	$12,669	$14,477

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$163,094,083
# of portfolio holdings	180
Portfolio turnover rate	33%
Total advisory fees paid	$442,138
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	6.65	1.67	3.66
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference†	6.60	2.29	3.77
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	18.6
1-3 years	7.8
3-5 years	2.3
5-10 years	7.4
10-20 years	15.7
20-30 years	40.7
30+ years	7.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002, 4.28%, 6/15/2056	1.8
West Jefferson Industrial Development Board Alabama Power Co., 4.35%, 8/1/2063	1.8
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6/30/2058	1.4
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4/15/2053	1.4
Indiana Finance Authority DePauw University Series A, 5.00%, 7/1/2047	1.3
Hempstead Town Local Development Corp. Evergreen Charter School Series A, 5.25%, 6/15/2052	1.3
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT, 5.00%, 12/31/2052	1.2
State of Ohio Department of Transportation AMT, 5.00%, 6/30/2053	1.2
Los Angeles Department of Water & Power System Revenue Series A-1, 4.58%, 7/1/2049	1.2
New York State Dormitory Authority Catholic Health System Obligated Group Series B, 4.02%, 7/1/2048	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	1.0
AA/Aa	7.4
A/A	16.7
BBB/Baa	25.5
BB/Ba	11.5
B/B	0.9
CCC/Caa and below	0.2
Not rated	36.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4808 06-24

Annual Shareholder Report

June 30, 2024

High Yield Municipal Bond Fund

Institutional Class

WHYIX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$57	0.55%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were duration/yield curve positioning and sector allocation versus the performance benchmark, High Yield Municipal Bond Blended Index. Security selection detracted slightly during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index	High Yield Municipal Bond Blended Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,070	$10,018	$10,045
8/31/2014	$10,220	$10,139	$10,282
9/30/2014	$10,270	$10,149	$10,335
10/31/2014	$10,377	$10,219	$10,341
11/30/2014	$10,413	$10,236	$10,413
12/31/2014	$10,499	$10,288	$10,467
1/31/2015	$10,648	$10,470	$10,654
2/28/2015	$10,568	$10,362	$10,584
3/31/2015	$10,608	$10,392	$10,580
4/30/2015	$10,590	$10,338	$10,532
5/31/2015	$10,561	$10,309	$10,591
6/30/2015	$10,533	$10,300	$10,353
7/31/2015	$10,597	$10,375	$10,349
8/31/2015	$10,600	$10,395	$10,383
9/30/2015	$10,695	$10,470	$10,545
10/31/2015	$10,771	$10,512	$10,639
11/30/2015	$10,867	$10,554	$10,682
12/31/2015	$11,000	$10,628	$10,722
1/31/2016	$11,116	$10,755	$10,809
2/29/2016	$11,129	$10,771	$10,887
3/31/2016	$11,201	$10,806	$10,970
4/30/2016	$11,297	$10,885	$11,042
5/31/2016	$11,389	$10,915	$11,141
6/30/2016	$11,555	$11,088	$11,420
7/31/2016	$11,564	$11,095	$11,468
8/31/2016	$11,596	$11,110	$11,499
9/30/2016	$11,577	$11,054	$11,494
10/31/2016	$11,462	$10,938	$11,360
11/30/2016	$10,909	$10,531	$10,785
12/31/2016	$10,985	$10,654	$10,925
1/31/2017	$10,990	$10,724	$11,046
2/28/2017	$11,083	$10,799	$11,235
3/31/2017	$11,197	$10,822	$11,260
4/30/2017	$11,312	$10,901	$11,338
5/31/2017	$11,481	$11,074	$11,514
6/30/2017	$11,496	$11,034	$11,483
7/31/2017	$11,599	$11,123	$11,565
8/31/2017	$11,747	$11,208	$11,696
9/30/2017	$11,762	$11,151	$11,634
10/31/2017	$11,812	$11,178	$11,665
11/30/2017	$11,818	$11,118	$11,658
12/31/2017	$11,972	$11,235	$11,797
1/31/2018	$11,925	$11,102	$11,675
2/28/2018	$11,922	$11,069	$11,666
3/31/2018	$12,010	$11,110	$11,786
4/30/2018	$12,031	$11,070	$11,801
5/31/2018	$12,187	$11,197	$12,003
6/30/2018	$12,228	$11,207	$12,043
7/31/2018	$12,292	$11,234	$12,080
8/31/2018	$12,332	$11,263	$12,151
9/30/2018	$12,313	$11,190	$12,090
10/31/2018	$12,244	$11,121	$11,970
11/30/2018	$12,310	$11,244	$12,073
12/31/2018	$12,421	$11,379	$12,193
1/31/2019	$12,498	$11,465	$12,279
2/28/2019	$12,588	$11,526	$12,345
3/31/2019	$12,797	$11,708	$12,615
4/30/2019	$12,888	$11,752	$12,676
5/31/2019	$13,088	$11,914	$12,870
6/30/2019	$13,170	$11,958	$12,929
7/31/2019	$13,264	$12,055	$13,019
8/31/2019	$13,503	$12,245	$13,289
9/30/2019	$13,478	$12,147	$13,230
10/31/2019	$13,512	$12,168	$13,257
11/30/2019	$13,560	$12,199	$13,301
12/31/2019	$13,606	$12,236	$13,341
1/31/2020	$13,813	$12,456	$13,634
2/29/2020	$14,020	$12,617	$13,877
3/31/2020	$12,699	$12,159	$12,760
4/30/2020	$12,338	$12,006	$12,438
5/31/2020	$12,698	$12,388	$12,900
6/30/2020	$13,086	$12,490	$13,249
7/31/2020	$13,358	$12,701	$13,555
8/31/2020	$13,380	$12,641	$13,551
9/30/2020	$13,416	$12,644	$13,560
10/31/2020	$13,438	$12,606	$13,558
11/30/2020	$13,701	$12,796	$13,835
12/31/2020	$13,903	$12,874	$14,024
1/31/2021	$14,076	$12,956	$14,236
2/28/2021	$13,875	$12,750	$14,056
3/31/2021	$14,010	$12,829	$14,182
4/30/2021	$14,220	$12,936	$14,354
5/31/2021	$14,355	$12,975	$14,470
6/30/2021	$14,544	$13,010	$14,596
7/31/2021	$14,695	$13,118	$14,750
8/31/2021	$14,662	$13,070	$14,714
9/30/2021	$14,538	$12,976	$14,614
10/31/2021	$14,451	$12,938	$14,561
11/30/2021	$14,614	$13,048	$14,726
12/31/2021	$14,646	$13,069	$14,758
1/31/2022	$14,305	$12,711	$14,348
2/28/2022	$14,136	$12,666	$14,308
3/31/2022	$13,648	$12,255	$13,812
4/30/2022	$13,196	$11,916	$13,365
5/31/2022	$13,403	$12,093	$13,533
6/30/2022	$13,011	$11,895	$13,185
7/31/2022	$13,465	$12,210	$13,619
8/31/2022	$13,212	$11,942	$13,318
9/30/2022	$12,600	$11,484	$12,621
10/31/2022	$12,385	$11,388	$12,424
11/30/2022	$12,986	$11,921	$13,090
12/31/2022	$12,923	$11,955	$13,092
1/31/2023	$13,347	$12,298	$13,592
2/28/2023	$13,061	$12,020	$13,213
3/31/2023	$13,235	$12,287	$13,453
4/30/2023	$13,297	$12,259	$13,487
5/31/2023	$13,234	$12,153	$13,385
6/30/2023	$13,397	$12,274	$13,581
7/31/2023	$13,419	$12,323	$13,655
8/31/2023	$13,269	$12,146	$13,453
9/30/2023	$12,833	$11,790	$13,020
10/31/2023	$12,539	$11,689	$12,851
11/30/2023	$13,402	$12,431	$13,775
12/31/2023	$13,777	$12,720	$14,151
1/31/2024	$13,847	$12,655	$14,083
2/29/2024	$13,948	$12,671	$14,157
3/31/2024	$14,035	$12,671	$14,257
4/30/2024	$13,871	$12,514	$14,134
5/31/2024	$13,958	$12,477	$14,182
6/30/2024	$14,266	$12,669	$14,477

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$163,094,083
# of portfolio holdings	180
Portfolio turnover rate	33%
Total advisory fees paid	$442,138
	1 Year	5 Years	10 Years
Institutional Class	6.49	1.61	3.62
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	18.6
1-3 years	7.8
3-5 years	2.3
5-10 years	7.4
10-20 years	15.7
20-30 years	40.7
30+ years	7.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002, 4.28%, 6/15/2056	1.8
West Jefferson Industrial Development Board Alabama Power Co., 4.35%, 8/1/2063	1.8
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6/30/2058	1.4
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4/15/2053	1.4
Indiana Finance Authority DePauw University Series A, 5.00%, 7/1/2047	1.3
Hempstead Town Local Development Corp. Evergreen Charter School Series A, 5.25%, 6/15/2052	1.3
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT, 5.00%, 12/31/2052	1.2
State of Ohio Department of Transportation AMT, 5.00%, 6/30/2053	1.2
Los Angeles Department of Water & Power System Revenue Series A-1, 4.58%, 7/1/2049	1.2
New York State Dormitory Authority Catholic Health System Obligated Group Series B, 4.02%, 7/1/2048	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	1.0
AA/Aa	7.4
A/A	16.7
BBB/Baa	25.5
BB/Ba	11.5
B/B	0.9
CCC/Caa and below	0.2
Not rated	36.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3172 06-24

Annual Shareholder Report

June 30, 2024

Intermediate Tax/AMT-Free Fund

Administrator Class

WFITX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg Municipal Bond 1-15 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,002	$10,018	$10,019
8/31/2014	$10,127	$10,139	$10,113
9/30/2014	$10,138	$10,149	$10,113
10/31/2014	$10,192	$10,219	$10,166
11/30/2014	$10,194	$10,236	$10,177
12/31/2014	$10,240	$10,288	$10,204
1/31/2015	$10,373	$10,470	$10,359
2/28/2015	$10,287	$10,362	$10,268
3/31/2015	$10,297	$10,392	$10,290
4/30/2015	$10,245	$10,338	$10,252
5/31/2015	$10,194	$10,309	$10,223
6/30/2015	$10,178	$10,300	$10,222
7/31/2015	$10,233	$10,375	$10,284
8/31/2015	$10,234	$10,395	$10,303
9/30/2015	$10,308	$10,470	$10,376
10/31/2015	$10,347	$10,512	$10,416
11/30/2015	$10,395	$10,554	$10,438
12/31/2015	$10,460	$10,628	$10,492
1/31/2016	$10,561	$10,755	$10,617
2/29/2016	$10,555	$10,771	$10,636
3/31/2016	$10,593	$10,806	$10,646
4/30/2016	$10,650	$10,885	$10,710
5/31/2016	$10,660	$10,915	$10,715
6/30/2016	$10,798	$11,088	$10,847
7/31/2016	$10,800	$11,095	$10,862
8/31/2016	$10,811	$11,110	$10,866
9/30/2016	$10,768	$11,054	$10,827
10/31/2016	$10,688	$10,938	$10,739
11/30/2016	$10,289	$10,531	$10,393
12/31/2016	$10,373	$10,654	$10,494
1/31/2017	$10,414	$10,724	$10,567
2/28/2017	$10,455	$10,799	$10,638
3/31/2017	$10,486	$10,822	$10,656
4/30/2017	$10,572	$10,901	$10,732
5/31/2017	$10,696	$11,074	$10,873
6/30/2017	$10,672	$11,034	$10,831
7/31/2017	$10,740	$11,123	$10,910
8/31/2017	$10,836	$11,208	$10,983
9/30/2017	$10,802	$11,151	$10,932
10/31/2017	$10,805	$11,178	$10,947
11/30/2017	$10,752	$11,118	$10,858
12/31/2017	$10,831	$11,235	$10,948
1/31/2018	$10,740	$11,102	$10,853
2/28/2018	$10,707	$11,069	$10,825
3/31/2018	$10,729	$11,110	$10,849
4/30/2018	$10,695	$11,070	$10,820
5/31/2018	$10,794	$11,197	$10,921
6/30/2018	$10,798	$11,207	$10,940
7/31/2018	$10,830	$11,234	$10,975
8/31/2018	$10,844	$11,263	$10,995
9/30/2018	$10,791	$11,190	$10,934
10/31/2018	$10,738	$11,121	$10,889
11/30/2018	$10,839	$11,244	$11,000
12/31/2018	$10,940	$11,379	$11,121
1/31/2019	$11,031	$11,465	$11,215
2/28/2019	$11,095	$11,526	$11,270
3/31/2019	$11,215	$11,708	$11,401
4/30/2019	$11,239	$11,752	$11,424
5/31/2019	$11,378	$11,914	$11,563
6/30/2019	$11,421	$11,958	$11,610
7/31/2019	$11,502	$12,055	$11,702
8/31/2019	$11,642	$12,245	$11,838
9/30/2019	$11,557	$12,147	$11,742
10/31/2019	$11,569	$12,168	$11,772
11/30/2019	$11,582	$12,199	$11,800
12/31/2019	$11,613	$12,236	$11,837
1/31/2020	$11,791	$12,456	$12,019
2/29/2020	$11,921	$12,617	$12,132
3/31/2020	$11,487	$12,159	$11,778
4/30/2020	$11,370	$12,006	$11,694
5/31/2020	$11,651	$12,388	$12,026
6/30/2020	$11,743	$12,490	$12,096
7/31/2020	$11,894	$12,701	$12,265
8/31/2020	$11,886	$12,641	$12,224
9/30/2020	$11,887	$12,644	$12,234
10/31/2020	$11,869	$12,606	$12,203
11/30/2020	$11,994	$12,796	$12,338
12/31/2020	$12,078	$12,874	$12,397
1/31/2021	$12,152	$12,956	$12,456
2/28/2021	$12,003	$12,750	$12,299
3/31/2021	$12,066	$12,829	$12,357
4/30/2021	$12,149	$12,936	$12,434
5/31/2021	$12,181	$12,975	$12,452
6/30/2021	$12,215	$13,010	$12,468
7/31/2021	$12,289	$13,118	$12,559
8/31/2021	$12,260	$13,070	$12,534
9/30/2021	$12,181	$12,976	$12,457
10/31/2021	$12,161	$12,938	$12,420
11/30/2021	$12,224	$13,048	$12,486
12/31/2021	$12,236	$13,069	$12,504
1/31/2022	$11,947	$12,711	$12,199
2/28/2022	$11,879	$12,666	$12,161
3/31/2022	$11,580	$12,255	$11,837
4/30/2022	$11,344	$11,916	$11,589
5/31/2022	$11,483	$12,093	$11,752
6/30/2022	$11,361	$11,895	$11,654
7/31/2022	$11,585	$12,210	$11,914
8/31/2022	$11,399	$11,942	$11,708
9/30/2022	$11,109	$11,484	$11,353
10/31/2022	$11,071	$11,388	$11,309
11/30/2022	$11,414	$11,921	$11,705
12/31/2022	$11,462	$11,955	$11,761
1/31/2023	$11,700	$12,298	$12,025
2/28/2023	$11,493	$12,020	$11,799
3/31/2023	$11,680	$12,287	$12,028
4/30/2023	$11,676	$12,259	$11,994
5/31/2023	$11,585	$12,153	$11,888
6/30/2023	$11,667	$12,274	$11,978
7/31/2023	$11,684	$12,323	$12,025
8/31/2023	$11,604	$12,146	$11,904
9/30/2023	$11,373	$11,790	$11,637
10/31/2023	$11,282	$11,689	$11,589
11/30/2023	$11,802	$12,431	$12,149
12/31/2023	$12,016	$12,720	$12,379
1/31/2024	$12,002	$12,655	$12,331
2/29/2024	$12,020	$12,671	$12,343
3/31/2024	$12,026	$12,671	$12,343
4/30/2024	$11,934	$12,514	$12,216
5/31/2024	$11,897	$12,477	$12,143
6/30/2024	$12,048	$12,669	$12,300

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,011,521,178
# of portfolio holdings	576
Portfolio turnover rate	10%
Total advisory fees paid	$2,454,321
	1 Year	5 Years	10 Years
Administrator Class	3.26	1.07	1.88
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.0
1-3 years	26.2
3-5 years	19.2
5-10 years	26.5
10-20 years	16.5
20-30 years	0.5
30+ years	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11/15/2039	1.5
Tohopekaliga Water Authority, 5.00%, 10/1/2025	1.2
Metropolitan Transportation Authority Series C-1, 5.25%, 11/15/2031	1.2
Bay Area Toll Authority Series A, 5.13%, 4/1/2036	1.0
Metropolitan Pier & Exposition Authority Series A, 0.00%, 12/15/2030	1.0
Town of Clayton, 5.00%, 11/1/2028	0.9
Metropolitan Pier & Exposition Authority Series A, 0.00%, 6/15/2029	0.8
New York Convention Center Development Corp. Hotel Unit Fee Revenue, 5.00%, 11/15/2028	0.8
King County Public Hospital District No. 1, 5.00%, 12/1/2033	0.7
South Carolina Public Service Authority Series E, 5.25%, 12/1/2036	0.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	2.6
AA/Aa	28.6
A/A	42.0
BBB/Baa	19.7
BB/Ba	2.9
B/B	0.2
Not rated	4.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3718 06-24

Annual Shareholder Report

June 30, 2024

Intermediate Tax/AMT-Free Fund

Class A

WFTAX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$68	0.67%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg Municipal Bond 1-15 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend Index
6/30/2014	$9,700	$10,000	$10,000
7/31/2014	$9,710	$10,018	$10,019
8/31/2014	$9,821	$10,139	$10,113
9/30/2014	$9,831	$10,149	$10,113
10/31/2014	$9,883	$10,219	$10,166
11/30/2014	$9,884	$10,236	$10,177
12/31/2014	$9,928	$10,288	$10,204
1/31/2015	$10,064	$10,470	$10,359
2/28/2015	$9,972	$10,362	$10,268
3/31/2015	$9,980	$10,392	$10,290
4/30/2015	$9,938	$10,338	$10,252
5/31/2015	$9,879	$10,309	$10,223
6/30/2015	$9,863	$10,300	$10,222
7/31/2015	$9,915	$10,375	$10,284
8/31/2015	$9,916	$10,395	$10,303
9/30/2015	$9,987	$10,470	$10,376
10/31/2015	$10,023	$10,512	$10,416
11/30/2015	$10,069	$10,554	$10,438
12/31/2015	$10,131	$10,628	$10,492
1/31/2016	$10,228	$10,755	$10,617
2/29/2016	$10,221	$10,771	$10,636
3/31/2016	$10,257	$10,806	$10,646
4/30/2016	$10,311	$10,885	$10,710
5/31/2016	$10,321	$10,915	$10,715
6/30/2016	$10,454	$11,088	$10,847
7/31/2016	$10,455	$11,095	$10,862
8/31/2016	$10,465	$11,110	$10,866
9/30/2016	$10,422	$11,054	$10,827
10/31/2016	$10,344	$10,938	$10,739
11/30/2016	$9,956	$10,531	$10,393
12/31/2016	$10,037	$10,654	$10,494
1/31/2017	$10,075	$10,724	$10,567
2/28/2017	$10,114	$10,799	$10,638
3/31/2017	$10,143	$10,822	$10,656
4/30/2017	$10,226	$10,901	$10,732
5/31/2017	$10,345	$11,074	$10,873
6/30/2017	$10,321	$11,034	$10,831
7/31/2017	$10,386	$11,123	$10,910
8/31/2017	$10,478	$11,208	$10,983
9/30/2017	$10,444	$11,151	$10,932
10/31/2017	$10,455	$11,178	$10,947
11/30/2017	$10,394	$11,118	$10,858
12/31/2017	$10,479	$11,235	$10,948
1/31/2018	$10,381	$11,102	$10,853
2/28/2018	$10,348	$11,069	$10,825
3/31/2018	$10,368	$11,110	$10,849
4/30/2018	$10,344	$11,070	$10,820
5/31/2018	$10,429	$11,197	$10,921
6/30/2018	$10,432	$11,207	$10,940
7/31/2018	$10,462	$11,234	$10,975
8/31/2018	$10,475	$11,263	$10,995
9/30/2018	$10,423	$11,190	$10,934
10/31/2018	$10,371	$11,121	$10,889
11/30/2018	$10,468	$11,244	$11,000
12/31/2018	$10,574	$11,379	$11,121
1/31/2019	$10,661	$11,465	$11,215
2/28/2019	$10,712	$11,526	$11,270
3/31/2019	$10,827	$11,708	$11,401
4/30/2019	$10,858	$11,752	$11,424
5/31/2019	$10,983	$11,914	$11,563
6/30/2019	$11,024	$11,958	$11,610
7/31/2019	$11,101	$12,055	$11,702
8/31/2019	$11,235	$12,245	$11,838
9/30/2019	$11,152	$12,147	$11,742
10/31/2019	$11,163	$12,168	$11,772
11/30/2019	$11,174	$12,199	$11,800
12/31/2019	$11,203	$12,236	$11,837
1/31/2020	$11,375	$12,456	$12,019
2/29/2020	$11,499	$12,617	$12,132
3/31/2020	$11,079	$12,159	$11,778
4/30/2020	$10,965	$12,006	$11,694
5/31/2020	$11,245	$12,388	$12,026
6/30/2020	$11,323	$12,490	$12,096
7/31/2020	$11,468	$12,701	$12,265
8/31/2020	$11,459	$12,641	$12,224
9/30/2020	$11,460	$12,644	$12,234
10/31/2020	$11,442	$12,606	$12,203
11/30/2020	$11,570	$12,796	$12,338
12/31/2020	$11,641	$12,874	$12,397
1/31/2021	$11,721	$12,956	$12,456
2/28/2021	$11,567	$12,750	$12,299
3/31/2021	$11,627	$12,829	$12,357
4/30/2021	$11,706	$12,936	$12,434
5/31/2021	$11,746	$12,975	$12,452
6/30/2021	$11,767	$13,010	$12,468
7/31/2021	$11,838	$13,118	$12,559
8/31/2021	$11,819	$13,070	$12,534
9/30/2021	$11,741	$12,976	$12,457
10/31/2021	$11,711	$12,938	$12,420
11/30/2021	$11,771	$13,048	$12,486
12/31/2021	$11,781	$13,069	$12,504
1/31/2022	$11,502	$12,711	$12,199
2/28/2022	$11,435	$12,666	$12,161
3/31/2022	$11,147	$12,255	$11,837
4/30/2022	$10,919	$11,916	$11,589
5/31/2022	$11,052	$12,093	$11,752
6/30/2022	$10,943	$11,895	$11,654
7/31/2022	$11,147	$12,210	$11,914
8/31/2022	$10,978	$11,942	$11,708
9/30/2022	$10,687	$11,484	$11,353
10/31/2022	$10,650	$11,388	$11,309
11/30/2022	$10,979	$11,921	$11,705
12/31/2022	$11,024	$11,955	$11,761
1/31/2023	$11,253	$12,298	$12,025
2/28/2023	$11,063	$12,020	$11,799
3/31/2023	$11,232	$12,287	$12,028
4/30/2023	$11,227	$12,259	$11,994
5/31/2023	$11,139	$12,153	$11,888
6/30/2023	$11,217	$12,274	$11,978
7/31/2023	$11,243	$12,323	$12,025
8/31/2023	$11,155	$12,146	$11,904
9/30/2023	$10,932	$11,790	$11,637
10/31/2023	$10,844	$11,689	$11,589
11/30/2023	$11,343	$12,431	$12,149
12/31/2023	$11,549	$12,720	$12,379
1/31/2024	$11,545	$12,655	$12,331
2/29/2024	$11,551	$12,671	$12,343
3/31/2024	$11,557	$12,671	$12,343
4/30/2024	$11,467	$12,514	$12,216
5/31/2024	$11,441	$12,477	$12,143
6/30/2024	$11,575	$12,669	$12,300

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,011,521,178
# of portfolio holdings	576
Portfolio turnover rate	10%
Total advisory fees paid	$2,454,321
	1 Year	5 Years	10 Years
Class A	3.19	0.98	1.78
Class A with Load	0.10	0.37	1.47
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.0
1-3 years	26.2
3-5 years	19.2
5-10 years	26.5
10-20 years	16.5
20-30 years	0.5
30+ years	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11/15/2039	1.5
Tohopekaliga Water Authority, 5.00%, 10/1/2025	1.2
Metropolitan Transportation Authority Series C-1, 5.25%, 11/15/2031	1.2
Bay Area Toll Authority Series A, 5.13%, 4/1/2036	1.0
Metropolitan Pier & Exposition Authority Series A, 0.00%, 12/15/2030	1.0
Town of Clayton, 5.00%, 11/1/2028	0.9
Metropolitan Pier & Exposition Authority Series A, 0.00%, 6/15/2029	0.8
New York Convention Center Development Corp. Hotel Unit Fee Revenue, 5.00%, 11/15/2028	0.8
King County Public Hospital District No. 1, 5.00%, 12/1/2033	0.7
South Carolina Public Service Authority Series E, 5.25%, 12/1/2036	0.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	2.6
AA/Aa	28.6
A/A	42.0
BBB/Baa	19.7
BB/Ba	2.9
B/B	0.2
Not rated	4.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3322 06-24

Annual Shareholder Report

June 30, 2024

Intermediate Tax/AMT-Free Fund

Class C

WFTFX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$144	1.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg Municipal Bond 1-15 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,004	$10,018	$10,019
8/31/2014	$10,112	$10,139	$10,113
9/30/2014	$10,117	$10,149	$10,113
10/31/2014	$10,163	$10,219	$10,166
11/30/2014	$10,158	$10,236	$10,177
12/31/2014	$10,196	$10,288	$10,204
1/31/2015	$10,330	$10,470	$10,359
2/28/2015	$10,229	$10,362	$10,268
3/31/2015	$10,232	$10,392	$10,290
4/30/2015	$10,182	$10,338	$10,252
5/31/2015	$10,115	$10,309	$10,223
6/30/2015	$10,092	$10,300	$10,222
7/31/2015	$10,139	$10,375	$10,284
8/31/2015	$10,133	$10,395	$10,303
9/30/2015	$10,200	$10,470	$10,376
10/31/2015	$10,231	$10,512	$10,416
11/30/2015	$10,270	$10,554	$10,438
12/31/2015	$10,327	$10,628	$10,492
1/31/2016	$10,420	$10,755	$10,617
2/29/2016	$10,407	$10,771	$10,636
3/31/2016	$10,437	$10,806	$10,646
4/30/2016	$10,486	$10,885	$10,710
5/31/2016	$10,489	$10,915	$10,715
6/30/2016	$10,617	$11,088	$10,847
7/31/2016	$10,611	$11,095	$10,862
8/31/2016	$10,615	$11,110	$10,866
9/30/2016	$10,565	$11,054	$10,827
10/31/2016	$10,479	$10,938	$10,739
11/30/2016	$10,079	$10,531	$10,393
12/31/2016	$10,155	$10,654	$10,494
1/31/2017	$10,187	$10,724	$10,567
2/28/2017	$10,221	$10,799	$10,638
3/31/2017	$10,244	$10,822	$10,656
4/30/2017	$10,321	$10,901	$10,732
5/31/2017	$10,435	$11,074	$10,873
6/30/2017	$10,404	$11,034	$10,831
7/31/2017	$10,463	$11,123	$10,910
8/31/2017	$10,549	$11,208	$10,983
9/30/2017	$10,509	$11,151	$10,932
10/31/2017	$10,513	$11,178	$10,947
11/30/2017	$10,445	$11,118	$10,858
12/31/2017	$10,523	$11,235	$10,948
1/31/2018	$10,418	$11,102	$10,853
2/28/2018	$10,379	$11,069	$10,825
3/31/2018	$10,393	$11,110	$10,849
4/30/2018	$10,362	$11,070	$10,820
5/31/2018	$10,441	$11,197	$10,921
6/30/2018	$10,437	$11,207	$10,940
7/31/2018	$10,461	$11,234	$10,975
8/31/2018	$10,467	$11,263	$10,995
9/30/2018	$10,409	$11,190	$10,934
10/31/2018	$10,350	$11,121	$10,889
11/30/2018	$10,441	$11,244	$11,000
12/31/2018	$10,540	$11,379	$11,121
1/31/2019	$10,619	$11,465	$11,215
2/28/2019	$10,664	$11,526	$11,270
3/31/2019	$10,772	$11,708	$11,401
4/30/2019	$10,797	$11,752	$11,424
5/31/2019	$10,914	$11,914	$11,563
6/30/2019	$10,947	$11,958	$11,610
7/31/2019	$11,017	$12,055	$11,702
8/31/2019	$11,143	$12,245	$11,838
9/30/2019	$11,054	$12,147	$11,742
10/31/2019	$11,058	$12,168	$11,772
11/30/2019	$11,062	$12,199	$11,800
12/31/2019	$11,083	$12,236	$11,837
1/31/2020	$11,246	$12,456	$12,019
2/29/2020	$11,363	$12,617	$12,132
3/31/2020	$10,940	$12,159	$11,778
4/30/2020	$10,821	$12,006	$11,694
5/31/2020	$11,090	$12,388	$12,026
6/30/2020	$11,160	$12,490	$12,096
7/31/2020	$11,296	$12,701	$12,265
8/31/2020	$11,280	$12,641	$12,224
9/30/2020	$11,274	$12,644	$12,234
10/31/2020	$11,248	$12,606	$12,203
11/30/2020	$11,368	$12,796	$12,338
12/31/2020	$11,430	$12,874	$12,397
1/31/2021	$11,502	$12,956	$12,456
2/28/2021	$11,344	$12,750	$12,299
3/31/2021	$11,395	$12,829	$12,357
4/30/2021	$11,475	$12,936	$12,434
5/31/2021	$11,497	$12,975	$12,452
6/30/2021	$11,511	$13,010	$12,468
7/31/2021	$11,573	$13,118	$12,559
8/31/2021	$11,547	$13,070	$12,534
9/30/2021	$11,464	$12,976	$12,457
10/31/2021	$11,427	$12,938	$12,420
11/30/2021	$11,478	$13,048	$12,486
12/31/2021	$11,481	$13,069	$12,504
1/31/2022	$11,202	$12,711	$12,199
2/28/2022	$11,130	$12,666	$12,161
3/31/2022	$10,842	$12,255	$11,837
4/30/2022	$10,614	$11,916	$11,589
5/31/2022	$10,736	$12,093	$11,752
6/30/2022	$10,625	$11,895	$11,654
7/31/2022	$10,823	$12,210	$11,914
8/31/2022	$10,658	$11,942	$11,708
9/30/2022	$10,376	$11,484	$11,353
10/31/2022	$10,340	$11,388	$11,309
11/30/2022	$10,660	$11,921	$11,705
12/31/2022	$10,703	$11,955	$11,761
1/31/2023	$10,925	$12,298	$12,025
2/28/2023	$10,741	$12,020	$11,799
3/31/2023	$10,905	$12,287	$12,028
4/30/2023	$10,900	$12,259	$11,994
5/31/2023	$10,815	$12,153	$11,888
6/30/2023	$10,891	$12,274	$11,978
7/31/2023	$10,916	$12,323	$12,025
8/31/2023	$10,830	$12,146	$11,904
9/30/2023	$10,614	$11,790	$11,637
10/31/2023	$10,528	$11,689	$11,589
11/30/2023	$11,013	$12,431	$12,149
12/31/2023	$11,213	$12,720	$12,379
1/31/2024	$11,208	$12,655	$12,331
2/29/2024	$11,215	$12,671	$12,343
3/31/2024	$11,220	$12,671	$12,343
4/30/2024	$11,133	$12,514	$12,216
5/31/2024	$11,108	$12,477	$12,143
6/30/2024	$11,238	$12,669	$12,300

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,011,521,178
# of portfolio holdings	576
Portfolio turnover rate	10%
Total advisory fees paid	$2,454,321
	1 Year	5 Years	10 Years
Class C	2.42	0.22	1.17
Class C with Load	1.42	0.22	1.17
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.0
1-3 years	26.2
3-5 years	19.2
5-10 years	26.5
10-20 years	16.5
20-30 years	0.5
30+ years	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11/15/2039	1.5
Tohopekaliga Water Authority, 5.00%, 10/1/2025	1.2
Metropolitan Transportation Authority Series C-1, 5.25%, 11/15/2031	1.2
Bay Area Toll Authority Series A, 5.13%, 4/1/2036	1.0
Metropolitan Pier & Exposition Authority Series A, 0.00%, 12/15/2030	1.0
Town of Clayton, 5.00%, 11/1/2028	0.9
Metropolitan Pier & Exposition Authority Series A, 0.00%, 6/15/2029	0.8
New York Convention Center Development Corp. Hotel Unit Fee Revenue, 5.00%, 11/15/2028	0.8
King County Public Hospital District No. 1, 5.00%, 12/1/2033	0.7
South Carolina Public Service Authority Series E, 5.25%, 12/1/2036	0.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	2.6
AA/Aa	28.6
A/A	42.0
BBB/Baa	19.7
BB/Ba	2.9
B/B	0.2
Not rated	4.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3534 06-24

Annual Shareholder Report

June 30, 2024

Intermediate Tax/AMT-Free Fund

Class R6

WFRTX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$31	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg Municipal Bond 1-15 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class R6	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,004	$10,018	$10,019
8/31/2014	$10,121	$10,139	$10,113
9/30/2014	$10,143	$10,149	$10,113
10/31/2014	$10,198	$10,219	$10,166
11/30/2014	$10,202	$10,236	$10,177
12/31/2014	$10,240	$10,288	$10,204
1/31/2015	$10,383	$10,470	$10,359
2/28/2015	$10,299	$10,362	$10,268
3/31/2015	$10,311	$10,392	$10,290
4/30/2015	$10,261	$10,338	$10,252
5/31/2015	$10,211	$10,309	$10,223
6/30/2015	$10,197	$10,300	$10,222
7/31/2015	$10,253	$10,375	$10,284
8/31/2015	$10,256	$10,395	$10,303
9/30/2015	$10,332	$10,470	$10,376
10/31/2015	$10,372	$10,512	$10,416
11/30/2015	$10,412	$10,554	$10,438
12/31/2015	$10,487	$10,628	$10,492
1/31/2016	$10,590	$10,755	$10,617
2/29/2016	$10,585	$10,771	$10,636
3/31/2016	$10,616	$10,806	$10,646
4/30/2016	$10,683	$10,885	$10,710
5/31/2016	$10,686	$10,915	$10,715
6/30/2016	$10,835	$11,088	$10,847
7/31/2016	$10,838	$11,095	$10,862
8/31/2016	$10,842	$11,110	$10,866
9/30/2016	$10,800	$11,054	$10,827
10/31/2016	$10,721	$10,938	$10,739
11/30/2016	$10,321	$10,531	$10,393
12/31/2016	$10,407	$10,654	$10,494
1/31/2017	$10,450	$10,724	$10,567
2/28/2017	$10,501	$10,799	$10,638
3/31/2017	$10,524	$10,822	$10,656
4/30/2017	$10,613	$10,901	$10,732
5/31/2017	$10,748	$11,074	$10,873
6/30/2017	$10,715	$11,034	$10,831
7/31/2017	$10,794	$11,123	$10,910
8/31/2017	$10,893	$11,208	$10,983
9/30/2017	$10,860	$11,151	$10,932
10/31/2017	$10,864	$11,178	$10,947
11/30/2017	$10,812	$11,118	$10,858
12/31/2017	$10,893	$11,235	$10,948
1/31/2018	$10,803	$11,102	$10,853
2/28/2018	$10,771	$11,069	$10,825
3/31/2018	$10,785	$11,110	$10,849
4/30/2018	$10,762	$11,070	$10,820
5/31/2018	$10,862	$11,197	$10,921
6/30/2018	$10,867	$11,207	$10,940
7/31/2018	$10,892	$11,234	$10,975
8/31/2018	$10,907	$11,263	$10,995
9/30/2018	$10,857	$11,190	$10,934
10/31/2018	$10,805	$11,121	$10,889
11/30/2018	$10,909	$11,244	$11,000
12/31/2018	$11,022	$11,379	$11,121
1/31/2019	$11,115	$11,465	$11,215
2/28/2019	$11,171	$11,526	$11,270
3/31/2019	$11,294	$11,708	$11,401
4/30/2019	$11,329	$11,752	$11,424
5/31/2019	$11,462	$11,914	$11,563
6/30/2019	$11,507	$11,958	$11,610
7/31/2019	$11,601	$12,055	$11,702
8/31/2019	$11,734	$12,245	$11,838
9/30/2019	$11,660	$12,147	$11,742
10/31/2019	$11,664	$12,168	$11,772
11/30/2019	$11,689	$12,199	$11,800
12/31/2019	$11,722	$12,236	$11,837
1/31/2020	$11,904	$12,456	$12,019
2/29/2020	$12,027	$12,617	$12,132
3/31/2020	$11,591	$12,159	$11,778
4/30/2020	$11,485	$12,006	$11,694
5/31/2020	$11,770	$12,388	$12,026
6/30/2020	$11,865	$12,490	$12,096
7/31/2020	$12,020	$12,701	$12,265
8/31/2020	$12,003	$12,641	$12,224
9/30/2020	$12,007	$12,644	$12,234
10/31/2020	$12,001	$12,606	$12,203
11/30/2020	$12,129	$12,796	$12,338
12/31/2020	$12,205	$12,874	$12,397
1/31/2021	$12,293	$12,956	$12,456
2/28/2021	$12,134	$12,750	$12,299
3/31/2021	$12,200	$12,829	$12,357
4/30/2021	$12,296	$12,936	$12,434
5/31/2021	$12,331	$12,975	$12,452
6/30/2021	$12,356	$13,010	$12,468
7/31/2021	$12,444	$13,118	$12,559
8/31/2021	$12,417	$13,070	$12,534
9/30/2021	$12,338	$12,976	$12,457
10/31/2021	$12,310	$12,938	$12,420
11/30/2021	$12,386	$13,048	$12,486
12/31/2021	$12,390	$13,069	$12,504
1/31/2022	$12,099	$12,711	$12,199
2/28/2022	$12,032	$12,666	$12,161
3/31/2022	$11,732	$12,255	$11,837
4/30/2022	$11,495	$11,916	$11,589
5/31/2022	$11,638	$12,093	$11,752
6/30/2022	$11,527	$11,895	$11,654
7/31/2022	$11,755	$12,210	$11,914
8/31/2022	$11,569	$11,942	$11,708
9/30/2022	$11,276	$11,484	$11,353
10/31/2022	$11,240	$11,388	$11,309
11/30/2022	$11,579	$11,921	$11,705
12/31/2022	$11,629	$11,955	$11,761
1/31/2023	$11,884	$12,298	$12,025
2/28/2023	$11,676	$12,020	$11,799
3/31/2023	$11,868	$12,287	$12,028
4/30/2023	$11,866	$12,259	$11,994
5/31/2023	$11,766	$12,153	$11,888
6/30/2023	$11,852	$12,274	$11,978
7/31/2023	$11,883	$12,323	$12,025
8/31/2023	$11,805	$12,146	$11,904
9/30/2023	$11,562	$11,790	$11,637
10/31/2023	$11,473	$11,689	$11,589
11/30/2023	$12,003	$12,431	$12,149
12/31/2023	$12,236	$12,720	$12,379
1/31/2024	$12,224	$12,655	$12,331
2/29/2024	$12,235	$12,671	$12,343
3/31/2024	$12,244	$12,671	$12,343
4/30/2024	$12,165	$12,514	$12,216
5/31/2024	$12,130	$12,477	$12,143
6/30/2024	$12,275	$12,669	$12,300

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,011,521,178
# of portfolio holdings	576
Portfolio turnover rate	10%
Total advisory fees paid	$2,454,321
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.57	1.30	2.07
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.0
1-3 years	26.2
3-5 years	19.2
5-10 years	26.5
10-20 years	16.5
20-30 years	0.5
30+ years	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11/15/2039	1.5
Tohopekaliga Water Authority, 5.00%, 10/1/2025	1.2
Metropolitan Transportation Authority Series C-1, 5.25%, 11/15/2031	1.2
Bay Area Toll Authority Series A, 5.13%, 4/1/2036	1.0
Metropolitan Pier & Exposition Authority Series A, 0.00%, 12/15/2030	1.0
Town of Clayton, 5.00%, 11/1/2028	0.9
Metropolitan Pier & Exposition Authority Series A, 0.00%, 6/15/2029	0.8
New York Convention Center Development Corp. Hotel Unit Fee Revenue, 5.00%, 11/15/2028	0.8
King County Public Hospital District No. 1, 5.00%, 12/1/2033	0.7
South Carolina Public Service Authority Series E, 5.25%, 12/1/2036	0.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	2.6
AA/Aa	28.6
A/A	42.0
BBB/Baa	19.7
BB/Ba	2.9
B/B	0.2
Not rated	4.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4809 06-24

Annual Shareholder Report

June 30, 2024

Intermediate Tax/AMT-Free Fund

Institutional Class

WITIX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.35%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg Municipal Bond 1-15 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,004	$10,018	$10,019
8/31/2014	$10,121	$10,139	$10,113
9/30/2014	$10,143	$10,149	$10,113
10/31/2014	$10,198	$10,219	$10,166
11/30/2014	$10,202	$10,236	$10,177
12/31/2014	$10,240	$10,288	$10,204
1/31/2015	$10,383	$10,470	$10,359
2/28/2015	$10,299	$10,362	$10,268
3/31/2015	$10,311	$10,392	$10,290
4/30/2015	$10,261	$10,338	$10,252
5/31/2015	$10,211	$10,309	$10,223
6/30/2015	$10,197	$10,300	$10,222
7/31/2015	$10,253	$10,375	$10,284
8/31/2015	$10,256	$10,395	$10,303
9/30/2015	$10,332	$10,470	$10,376
10/31/2015	$10,372	$10,512	$10,416
11/30/2015	$10,412	$10,554	$10,438
12/31/2015	$10,487	$10,628	$10,492
1/31/2016	$10,590	$10,755	$10,617
2/29/2016	$10,585	$10,771	$10,636
3/31/2016	$10,616	$10,806	$10,646
4/30/2016	$10,683	$10,885	$10,710
5/31/2016	$10,686	$10,915	$10,715
6/30/2016	$10,835	$11,088	$10,847
7/31/2016	$10,838	$11,095	$10,862
8/31/2016	$10,842	$11,110	$10,866
9/30/2016	$10,800	$11,054	$10,827
10/31/2016	$10,721	$10,938	$10,739
11/30/2016	$10,321	$10,531	$10,393
12/31/2016	$10,407	$10,654	$10,494
1/31/2017	$10,450	$10,724	$10,567
2/28/2017	$10,501	$10,799	$10,638
3/31/2017	$10,524	$10,822	$10,656
4/30/2017	$10,613	$10,901	$10,732
5/31/2017	$10,748	$11,074	$10,873
6/30/2017	$10,715	$11,034	$10,831
7/31/2017	$10,794	$11,123	$10,910
8/31/2017	$10,893	$11,208	$10,983
9/30/2017	$10,860	$11,151	$10,932
10/31/2017	$10,864	$11,178	$10,947
11/30/2017	$10,812	$11,118	$10,858
12/31/2017	$10,893	$11,235	$10,948
1/31/2018	$10,803	$11,102	$10,853
2/28/2018	$10,771	$11,069	$10,825
3/31/2018	$10,785	$11,110	$10,849
4/30/2018	$10,762	$11,070	$10,820
5/31/2018	$10,862	$11,197	$10,921
6/30/2018	$10,867	$11,207	$10,940
7/31/2018	$10,892	$11,234	$10,975
8/31/2018	$10,907	$11,263	$10,995
9/30/2018	$10,856	$11,190	$10,934
10/31/2018	$10,804	$11,121	$10,889
11/30/2018	$10,916	$11,244	$11,000
12/31/2018	$11,019	$11,379	$11,121
1/31/2019	$11,112	$11,465	$11,215
2/28/2019	$11,177	$11,526	$11,270
3/31/2019	$11,300	$11,708	$11,401
4/30/2019	$11,325	$11,752	$11,424
5/31/2019	$11,467	$11,914	$11,563
6/30/2019	$11,512	$11,958	$11,610
7/31/2019	$11,595	$12,055	$11,702
8/31/2019	$11,737	$12,245	$11,838
9/30/2019	$11,653	$12,147	$11,742
10/31/2019	$11,667	$12,168	$11,772
11/30/2019	$11,681	$12,199	$11,800
12/31/2019	$11,713	$12,236	$11,837
1/31/2020	$11,895	$12,456	$12,019
2/29/2020	$12,028	$12,617	$12,132
3/31/2020	$11,591	$12,159	$11,778
4/30/2020	$11,474	$12,006	$11,694
5/31/2020	$11,759	$12,388	$12,026
6/30/2020	$11,853	$12,490	$12,096
7/31/2020	$12,008	$12,701	$12,265
8/31/2020	$12,001	$12,641	$12,224
9/30/2020	$12,004	$12,644	$12,234
10/31/2020	$11,987	$12,606	$12,203
11/30/2020	$12,114	$12,796	$12,338
12/31/2020	$12,201	$12,874	$12,397
1/31/2021	$12,277	$12,956	$12,456
2/28/2021	$12,128	$12,750	$12,299
3/31/2021	$12,183	$12,829	$12,357
4/30/2021	$12,279	$12,936	$12,434
5/31/2021	$12,313	$12,975	$12,452
6/30/2021	$12,348	$13,010	$12,468
7/31/2021	$12,425	$13,118	$12,559
8/31/2021	$12,398	$13,070	$12,534
9/30/2021	$12,319	$12,976	$12,457
10/31/2021	$12,300	$12,938	$12,420
11/30/2021	$12,365	$13,048	$12,486
12/31/2021	$12,379	$13,069	$12,504
1/31/2022	$12,089	$12,711	$12,199
2/28/2022	$12,021	$12,666	$12,161
3/31/2022	$11,721	$12,255	$11,837
4/30/2022	$11,484	$11,916	$11,589
5/31/2022	$11,615	$12,093	$11,752
6/30/2022	$11,504	$11,895	$11,654
7/31/2022	$11,731	$12,210	$11,914
8/31/2022	$11,545	$11,942	$11,708
9/30/2022	$11,253	$11,484	$11,353
10/31/2022	$11,216	$11,388	$11,309
11/30/2022	$11,564	$11,921	$11,705
12/31/2022	$11,614	$11,955	$11,761
1/31/2023	$11,857	$12,298	$12,025
2/28/2023	$11,649	$12,020	$11,799
3/31/2023	$11,840	$12,287	$12,028
4/30/2023	$11,837	$12,259	$11,994
5/31/2023	$11,748	$12,153	$11,888
6/30/2023	$11,834	$12,274	$11,978
7/31/2023	$11,853	$12,323	$12,025
8/31/2023	$11,775	$12,146	$11,904
9/30/2023	$11,543	$11,790	$11,637
10/31/2023	$11,453	$11,689	$11,589
11/30/2023	$11,982	$12,431	$12,149
12/31/2023	$12,203	$12,720	$12,379
1/31/2024	$12,190	$12,655	$12,331
2/29/2024	$12,211	$12,671	$12,343
3/31/2024	$12,221	$12,671	$12,343
4/30/2024	$12,130	$12,514	$12,216
5/31/2024	$12,094	$12,477	$12,143
6/30/2024	$12,250	$12,669	$12,300

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,011,521,178
# of portfolio holdings	576
Portfolio turnover rate	10%
Total advisory fees paid	$2,454,321
	1 Year	5 Years	10 Years
Institutional Class	3.52	1.25	2.05
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.0
1-3 years	26.2
3-5 years	19.2
5-10 years	26.5
10-20 years	16.5
20-30 years	0.5
30+ years	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11/15/2039	1.5
Tohopekaliga Water Authority, 5.00%, 10/1/2025	1.2
Metropolitan Transportation Authority Series C-1, 5.25%, 11/15/2031	1.2
Bay Area Toll Authority Series A, 5.13%, 4/1/2036	1.0
Metropolitan Pier & Exposition Authority Series A, 0.00%, 12/15/2030	1.0
Town of Clayton, 5.00%, 11/1/2028	0.9
Metropolitan Pier & Exposition Authority Series A, 0.00%, 6/15/2029	0.8
New York Convention Center Development Corp. Hotel Unit Fee Revenue, 5.00%, 11/15/2028	0.8
King County Public Hospital District No. 1, 5.00%, 12/1/2033	0.7
South Carolina Public Service Authority Series E, 5.25%, 12/1/2036	0.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	2.6
AA/Aa	28.6
A/A	42.0
BBB/Baa	19.7
BB/Ba	2.9
B/B	0.2
Not rated	4.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3158 06-24

Annual Shareholder Report

June 30, 2024

Minnesota Tax-Free Fund

Administrator Class

NWMIX

This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main driver of performance was positive credit quality allocation versus the performance benchmark, Bloomberg Minnesota Municipal Bond Index. Duration and yield curve positioning and sector allocation detracted from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,019	$10,018	$10,020
8/31/2014	$10,120	$10,139	$10,117
9/30/2014	$10,139	$10,149	$10,108
10/31/2014	$10,195	$10,219	$10,161
11/30/2014	$10,205	$10,236	$10,171
12/31/2014	$10,255	$10,288	$10,216
1/31/2015	$10,386	$10,470	$10,385
2/28/2015	$10,329	$10,362	$10,275
3/31/2015	$10,357	$10,392	$10,313
4/30/2015	$10,328	$10,338	$10,269
5/31/2015	$10,308	$10,309	$10,248
6/30/2015	$10,288	$10,300	$10,253
7/31/2015	$10,346	$10,375	$10,322
8/31/2015	$10,375	$10,395	$10,354
9/30/2015	$10,423	$10,470	$10,424
10/31/2015	$10,453	$10,512	$10,457
11/30/2015	$10,482	$10,554	$10,473
12/31/2015	$10,553	$10,628	$10,524
1/31/2016	$10,639	$10,755	$10,647
2/29/2016	$10,647	$10,771	$10,667
3/31/2016	$10,684	$10,806	$10,682
4/30/2016	$10,741	$10,885	$10,745
5/31/2016	$10,770	$10,915	$10,755
6/30/2016	$10,916	$11,088	$10,903
7/31/2016	$10,914	$11,095	$10,908
8/31/2016	$10,921	$11,110	$10,914
9/30/2016	$10,898	$11,054	$10,854
10/31/2016	$10,834	$10,938	$10,763
11/30/2016	$10,530	$10,531	$10,373
12/31/2016	$10,612	$10,654	$10,492
1/31/2017	$10,638	$10,724	$10,567
2/28/2017	$10,693	$10,799	$10,659
3/31/2017	$10,718	$10,822	$10,680
4/30/2017	$10,774	$10,901	$10,754
5/31/2017	$10,901	$11,074	$10,886
6/30/2017	$10,885	$11,034	$10,842
7/31/2017	$10,941	$11,123	$10,927
8/31/2017	$11,018	$11,208	$10,984
9/30/2017	$10,994	$11,151	$10,926
10/31/2017	$10,999	$11,178	$10,947
11/30/2017	$10,963	$11,118	$10,861
12/31/2017	$11,046	$11,235	$10,968
1/31/2018	$10,948	$11,102	$10,854
2/28/2018	$10,924	$11,069	$10,828
3/31/2018	$10,950	$11,110	$10,855
4/30/2018	$10,925	$11,070	$10,825
5/31/2018	$11,015	$11,197	$10,921
6/30/2018	$11,031	$11,207	$10,932
7/31/2018	$11,048	$11,234	$10,961
8/31/2018	$11,065	$11,263	$10,974
9/30/2018	$11,029	$11,190	$10,905
10/31/2018	$10,962	$11,121	$10,851
11/30/2018	$11,052	$11,244	$10,974
12/31/2018	$11,153	$11,379	$11,119
1/31/2019	$11,221	$11,465	$11,204
2/28/2019	$11,269	$11,526	$11,262
3/31/2019	$11,401	$11,708	$11,418
4/30/2019	$11,447	$11,752	$11,441
5/31/2019	$11,568	$11,914	$11,581
6/30/2019	$11,615	$11,958	$11,630
7/31/2019	$11,694	$12,055	$11,726
8/31/2019	$11,848	$12,245	$11,888
9/30/2019	$11,785	$12,147	$11,784
10/31/2019	$11,788	$12,168	$11,807
11/30/2019	$11,801	$12,199	$11,834
12/31/2019	$11,835	$12,236	$11,860
1/31/2020	$11,999	$12,456	$12,058
2/29/2020	$12,120	$12,617	$12,184
3/31/2020	$11,737	$12,159	$11,878
4/30/2020	$11,595	$12,006	$11,753
5/31/2020	$11,914	$12,388	$12,128
6/30/2020	$12,003	$12,490	$12,170
7/31/2020	$12,169	$12,701	$12,339
8/31/2020	$12,135	$12,641	$12,277
9/30/2020	$12,157	$12,644	$12,288
10/31/2020	$12,144	$12,606	$12,259
11/30/2020	$12,266	$12,796	$12,415
12/31/2020	$12,320	$12,874	$12,467
1/31/2021	$12,363	$12,956	$12,512
2/28/2021	$12,217	$12,750	$12,342
3/31/2021	$12,270	$12,829	$12,401
4/30/2021	$12,359	$12,936	$12,497
5/31/2021	$12,401	$12,975	$12,512
6/30/2021	$12,432	$13,010	$12,534
7/31/2021	$12,508	$13,118	$12,638
8/31/2021	$12,483	$13,070	$12,588
9/30/2021	$12,389	$12,976	$12,504
10/31/2021	$12,374	$12,938	$12,457
11/30/2021	$12,450	$13,048	$12,554
12/31/2021	$12,450	$13,069	$12,573
1/31/2022	$12,207	$12,711	$12,252
2/28/2022	$12,158	$12,666	$12,219
3/31/2022	$11,904	$12,255	$11,858
4/30/2022	$11,649	$11,916	$11,566
5/31/2022	$11,760	$12,093	$11,712
6/30/2022	$11,643	$11,895	$11,550
7/31/2022	$11,859	$12,210	$11,828
8/31/2022	$11,684	$11,942	$11,606
9/30/2022	$11,359	$11,484	$11,205
10/31/2022	$11,312	$11,388	$11,111
11/30/2022	$11,670	$11,921	$11,603
12/31/2022	$11,681	$11,955	$11,647
1/31/2023	$11,925	$12,298	$11,941
2/28/2023	$11,717	$12,020	$11,702
3/31/2023	$11,893	$12,287	$11,948
4/30/2023	$11,883	$12,259	$11,901
5/31/2023	$11,790	$12,153	$11,774
6/30/2023	$11,874	$12,274	$11,837
7/31/2023	$11,886	$12,323	$11,902
8/31/2023	$11,769	$12,146	$11,754
9/30/2023	$11,511	$11,790	$11,388
10/31/2023	$11,395	$11,689	$11,321
11/30/2023	$11,960	$12,431	$12,008
12/31/2023	$12,170	$12,720	$12,239
1/31/2024	$12,153	$12,655	$12,168
2/29/2024	$12,173	$12,671	$12,196
3/31/2024	$12,168	$12,671	$12,175
4/30/2024	$12,069	$12,514	$12,031
5/31/2024	$12,042	$12,477	$11,959
6/30/2024	$12,197	$12,669	$12,154

Minnesota Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$175,850,392
# of portfolio holdings	231
Portfolio turnover rate	19%
Total advisory fees paid	$576,093
	1 Year	5 Years	10 Years
Administrator Class	2.83	0.98	2.01
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.4
1-3 years	26.9
3-5 years	11.8
5-10 years	17.1
10-20 years	17.8
20-30 years	12.3
30+ years	2.7

TOP TEN HOLDINGS (% OF NET ASSETS)

State of Minnesota State Office Building Project COP, 5.00%, 11/1/2042	1.9
City of Rochester Mayo Clinic, 5.00%, 11/15/2057	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7/1/2037	1.8
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10/1/2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2/15/2053	1.5
County of Ramsey Series B, 5.00%, 2/1/2034	1.3
Roseville Independent School District No. 623 Series A, 5.00%, 2/1/2031	1.2
City of Forest Lake Kilkenny Senior Housing LP, 3.97%, 8/15/2038	1.2
County of Hennepin Series C, 5.00%, 12/1/2031	1.2
City of St. Cloud CentraCare Health System Obligated Group Series A, 5.00%, 5/1/2031	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	15.7
AA/Aa	30.8
A/A	27.8
BBB/Baa	13.6
BB/Ba	5.8
B/B	1.4
Not rated	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0063 06-24

Annual Shareholder Report

June 30, 2024

Minnesota Tax-Free Fund

Class A

NMTFX

This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$85	0.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main driver of performance was positive credit quality allocation versus the performance benchmark, Bloomberg Minnesota Municipal Bond Index. Duration and yield curve positioning and sector allocation detracted from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
6/30/2014	$9,550	$10,000	$10,000
7/31/2014	$9,575	$10,018	$10,020
8/31/2014	$9,661	$10,139	$10,117
9/30/2014	$9,677	$10,149	$10,108
10/31/2014	$9,728	$10,219	$10,161
11/30/2014	$9,736	$10,236	$10,171
12/31/2014	$9,781	$10,288	$10,216
1/31/2015	$9,913	$10,470	$10,385
2/28/2015	$9,857	$10,362	$10,275
3/31/2015	$9,872	$10,392	$10,313
4/30/2015	$9,852	$10,338	$10,269
5/31/2015	$9,821	$10,309	$10,248
6/30/2015	$9,810	$10,300	$10,253
7/31/2015	$9,863	$10,375	$10,322
8/31/2015	$9,879	$10,395	$10,354
9/30/2015	$9,923	$10,470	$10,424
10/31/2015	$9,949	$10,512	$10,457
11/30/2015	$9,984	$10,554	$10,473
12/31/2015	$10,040	$10,628	$10,524
1/31/2016	$10,129	$10,755	$10,647
2/29/2016	$10,126	$10,771	$10,667
3/31/2016	$10,168	$10,806	$10,682
4/30/2016	$10,221	$10,885	$10,745
5/31/2016	$10,245	$10,915	$10,755
6/30/2016	$10,373	$11,088	$10,903
7/31/2016	$10,369	$11,095	$10,908
8/31/2016	$10,383	$11,110	$10,914
9/30/2016	$10,349	$11,054	$10,854
10/31/2016	$10,286	$10,938	$10,763
11/30/2016	$10,005	$10,531	$10,373
12/31/2016	$10,081	$10,654	$10,492
1/31/2017	$10,103	$10,724	$10,567
2/28/2017	$10,154	$10,799	$10,659
3/31/2017	$10,176	$10,822	$10,680
4/30/2017	$10,226	$10,901	$10,754
5/31/2017	$10,335	$11,074	$10,886
6/30/2017	$10,318	$11,034	$10,842
7/31/2017	$10,369	$11,123	$10,927
8/31/2017	$10,440	$11,208	$10,984
9/30/2017	$10,414	$11,151	$10,926
10/31/2017	$10,427	$11,178	$10,947
11/30/2017	$10,381	$11,118	$10,861
12/31/2017	$10,458	$11,235	$10,968
1/31/2018	$10,373	$11,102	$10,854
2/28/2018	$10,348	$11,069	$10,828
3/31/2018	$10,371	$11,110	$10,855
4/30/2018	$10,335	$11,070	$10,825
5/31/2018	$10,417	$11,197	$10,921
6/30/2018	$10,431	$11,207	$10,932
7/31/2018	$10,455	$11,234	$10,961
8/31/2018	$10,468	$11,263	$10,974
9/30/2018	$10,423	$11,190	$10,905
10/31/2018	$10,367	$11,121	$10,851
11/30/2018	$10,440	$11,244	$10,974
12/31/2018	$10,533	$11,379	$11,119
1/31/2019	$10,595	$11,465	$11,204
2/28/2019	$10,638	$11,526	$11,262
3/31/2019	$10,770	$11,708	$11,418
4/30/2019	$10,802	$11,752	$11,441
5/31/2019	$10,914	$11,914	$11,581
6/30/2019	$10,966	$11,958	$11,630
7/31/2019	$11,038	$12,055	$11,726
8/31/2019	$11,170	$12,245	$11,888
9/30/2019	$11,109	$12,147	$11,784
10/31/2019	$11,109	$12,168	$11,807
11/30/2019	$11,119	$12,199	$11,834
12/31/2019	$11,149	$12,236	$11,860
1/31/2020	$11,301	$12,456	$12,058
2/29/2020	$11,423	$12,617	$12,184
3/31/2020	$11,050	$12,159	$11,878
4/30/2020	$10,914	$12,006	$11,753
5/31/2020	$11,223	$12,388	$12,128
6/30/2020	$11,294	$12,490	$12,170
7/31/2020	$11,447	$12,701	$12,339
8/31/2020	$11,413	$12,641	$12,277
9/30/2020	$11,431	$12,644	$12,288
10/31/2020	$11,417	$12,606	$12,259
11/30/2020	$11,529	$12,796	$12,415
12/31/2020	$11,577	$12,874	$12,467
1/31/2021	$11,615	$12,956	$12,512
2/28/2021	$11,486	$12,750	$12,342
3/31/2021	$11,524	$12,829	$12,401
4/30/2021	$11,604	$12,936	$12,497
5/31/2021	$11,641	$12,975	$12,512
6/30/2021	$11,669	$13,010	$12,534
7/31/2021	$11,737	$13,118	$12,638
8/31/2021	$11,711	$13,070	$12,588
9/30/2021	$11,631	$12,976	$12,504
10/31/2021	$11,604	$12,938	$12,457
11/30/2021	$11,673	$13,048	$12,554
12/31/2021	$11,681	$13,069	$12,573
1/31/2022	$11,440	$12,711	$12,252
2/28/2022	$11,403	$12,666	$12,219
3/31/2022	$11,151	$12,255	$11,858
4/30/2022	$10,911	$11,916	$11,566
5/31/2022	$11,012	$12,093	$11,712
6/30/2022	$10,900	$11,895	$11,550
7/31/2022	$11,111	$12,210	$11,828
8/31/2022	$10,934	$11,942	$11,606
9/30/2022	$10,628	$11,484	$11,205
10/31/2022	$10,581	$11,388	$11,111
11/30/2022	$10,915	$11,921	$11,603
12/31/2022	$10,922	$11,955	$11,647
1/31/2023	$11,148	$12,298	$11,941
2/28/2023	$10,951	$12,020	$11,702
3/31/2023	$11,114	$12,287	$11,948
4/30/2023	$11,102	$12,259	$11,901
5/31/2023	$11,012	$12,153	$11,774
6/30/2023	$11,088	$12,274	$11,837
7/31/2023	$11,098	$12,323	$11,902
8/31/2023	$10,987	$12,146	$11,754
9/30/2023	$10,744	$11,790	$11,388
10/31/2023	$10,633	$11,689	$11,321
11/30/2023	$11,158	$12,431	$12,008
12/31/2023	$11,352	$12,720	$12,239
1/31/2024	$11,333	$12,655	$12,168
2/29/2024	$11,350	$12,671	$12,196
3/31/2024	$11,344	$12,671	$12,175
4/30/2024	$11,249	$12,514	$12,031
5/31/2024	$11,233	$12,477	$11,959
6/30/2024	$11,375	$12,669	$12,154

Minnesota Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$175,850,392
# of portfolio holdings	231
Portfolio turnover rate	19%
Total advisory fees paid	$576,093
	1 Year	5 Years	10 Years
Class A	2.58	0.73	1.76
Class A with Load	(2.03)	(0.19)	1.30
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.4
1-3 years	26.9
3-5 years	11.8
5-10 years	17.1
10-20 years	17.8
20-30 years	12.3
30+ years	2.7

TOP TEN HOLDINGS (% OF NET ASSETS)

State of Minnesota State Office Building Project COP, 5.00%, 11/1/2042	1.9
City of Rochester Mayo Clinic, 5.00%, 11/15/2057	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7/1/2037	1.8
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10/1/2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2/15/2053	1.5
County of Ramsey Series B, 5.00%, 2/1/2034	1.3
Roseville Independent School District No. 623 Series A, 5.00%, 2/1/2031	1.2
City of Forest Lake Kilkenny Senior Housing LP, 3.97%, 8/15/2038	1.2
County of Hennepin Series C, 5.00%, 12/1/2031	1.2
City of St. Cloud CentraCare Health System Obligated Group Series A, 5.00%, 5/1/2031	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	15.7
AA/Aa	30.8
A/A	27.8
BBB/Baa	13.6
BB/Ba	5.8
B/B	1.4
Not rated	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0003 06-24

Annual Shareholder Report

June 30, 2024

Minnesota Tax-Free Fund

Class C

WMTCX

This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$147	1.46%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main driver of performance was positive credit quality allocation versus the performance benchmark, Bloomberg Minnesota Municipal Bond Index. Duration and yield curve positioning and sector allocation detracted from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,019	$10,018	$10,020
8/31/2014	$10,103	$10,139	$10,117
9/30/2014	$10,114	$10,149	$10,108
10/31/2014	$10,161	$10,219	$10,161
11/30/2014	$10,162	$10,236	$10,171
12/31/2014	$10,204	$10,288	$10,216
1/31/2015	$10,326	$10,470	$10,385
2/28/2015	$10,261	$10,362	$10,275
3/31/2015	$10,280	$10,392	$10,313
4/30/2015	$10,243	$10,338	$10,269
5/31/2015	$10,214	$10,309	$10,248
6/30/2015	$10,196	$10,300	$10,253
7/31/2015	$10,244	$10,375	$10,322
8/31/2015	$10,254	$10,395	$10,354
9/30/2015	$10,294	$10,470	$10,424
10/31/2015	$10,315	$10,512	$10,457
11/30/2015	$10,344	$10,554	$10,473
12/31/2015	$10,396	$10,628	$10,524
1/31/2016	$10,481	$10,755	$10,647
2/29/2016	$10,472	$10,771	$10,667
3/31/2016	$10,499	$10,806	$10,682
4/30/2016	$10,556	$10,885	$10,745
5/31/2016	$10,575	$10,915	$10,755
6/30/2016	$10,700	$11,088	$10,903
7/31/2016	$10,690	$11,095	$10,908
8/31/2016	$10,697	$11,110	$10,914
9/30/2016	$10,656	$11,054	$10,854
10/31/2016	$10,584	$10,938	$10,763
11/30/2016	$10,279	$10,531	$10,373
12/31/2016	$10,360	$10,654	$10,492
1/31/2017	$10,376	$10,724	$10,567
2/28/2017	$10,423	$10,799	$10,659
3/31/2017	$10,438	$10,822	$10,680
4/30/2017	$10,474	$10,901	$10,754
5/31/2017	$10,588	$11,074	$10,886
6/30/2017	$10,564	$11,034	$10,842
7/31/2017	$10,610	$11,123	$10,927
8/31/2017	$10,676	$11,208	$10,984
9/30/2017	$10,643	$11,151	$10,926
10/31/2017	$10,649	$11,178	$10,947
11/30/2017	$10,596	$11,118	$10,861
12/31/2017	$10,667	$11,235	$10,968
1/31/2018	$10,573	$11,102	$10,854
2/28/2018	$10,532	$11,069	$10,828
3/31/2018	$10,559	$11,110	$10,855
4/30/2018	$10,516	$11,070	$10,825
5/31/2018	$10,593	$11,197	$10,921
6/30/2018	$10,600	$11,207	$10,932
7/31/2018	$10,618	$11,234	$10,961
8/31/2018	$10,625	$11,263	$10,974
9/30/2018	$10,572	$11,190	$10,905
10/31/2018	$10,508	$11,121	$10,851
11/30/2018	$10,576	$11,244	$10,974
12/31/2018	$10,663	$11,379	$11,119
1/31/2019	$10,720	$11,465	$11,204
2/28/2019	$10,757	$11,526	$11,262
3/31/2019	$10,884	$11,708	$11,418
4/30/2019	$10,909	$11,752	$11,441
5/31/2019	$11,015	$11,914	$11,581
6/30/2019	$11,061	$11,958	$11,630
7/31/2019	$11,126	$12,055	$11,726
8/31/2019	$11,253	$12,245	$11,888
9/30/2019	$11,185	$12,147	$11,784
10/31/2019	$11,177	$12,168	$11,807
11/30/2019	$11,181	$12,199	$11,834
12/31/2019	$11,204	$12,236	$11,860
1/31/2020	$11,349	$12,456	$12,058
2/29/2020	$11,465	$12,617	$12,184
3/31/2020	$11,083	$12,159	$11,878
4/30/2020	$10,940	$12,006	$11,753
5/31/2020	$11,242	$12,388	$12,128
6/30/2020	$11,306	$12,490	$12,170
7/31/2020	$11,453	$12,701	$12,339
8/31/2020	$11,411	$12,641	$12,277
9/30/2020	$11,422	$12,644	$12,288
10/31/2020	$11,401	$12,606	$12,259
11/30/2020	$11,506	$12,796	$12,415
12/31/2020	$11,547	$12,874	$12,467
1/31/2021	$11,577	$12,956	$12,512
2/28/2021	$11,442	$12,750	$12,342
3/31/2021	$11,472	$12,829	$12,401
4/30/2021	$11,545	$12,936	$12,497
5/31/2021	$11,585	$12,975	$12,512
6/30/2021	$11,594	$13,010	$12,534
7/31/2021	$11,666	$13,118	$12,638
8/31/2021	$11,621	$13,070	$12,588
9/30/2021	$11,535	$12,976	$12,504
10/31/2021	$11,512	$12,938	$12,457
11/30/2021	$11,562	$13,048	$12,554
12/31/2021	$11,563	$13,069	$12,573
1/31/2022	$11,327	$12,711	$12,252
2/28/2022	$11,273	$12,666	$12,219
3/31/2022	$11,018	$12,255	$11,858
4/30/2022	$10,773	$11,916	$11,566
5/31/2022	$10,866	$12,093	$11,712
6/30/2022	$10,749	$11,895	$11,550
7/31/2022	$10,957	$12,210	$11,828
8/31/2022	$10,783	$11,942	$11,606
9/30/2022	$10,481	$11,484	$11,205
10/31/2022	$10,435	$11,388	$11,111
11/30/2022	$10,764	$11,921	$11,603
12/31/2022	$10,771	$11,955	$11,647
1/31/2023	$10,994	$12,298	$11,941
2/28/2023	$10,800	$12,020	$11,702
3/31/2023	$10,960	$12,287	$11,948
4/30/2023	$10,948	$12,259	$11,901
5/31/2023	$10,860	$12,153	$11,774
6/30/2023	$10,935	$12,274	$11,837
7/31/2023	$10,944	$12,323	$11,902
8/31/2023	$10,835	$12,146	$11,754
9/30/2023	$10,595	$11,790	$11,388
10/31/2023	$10,486	$11,689	$11,321
11/30/2023	$11,004	$12,431	$12,008
12/31/2023	$11,195	$12,720	$12,239
1/31/2024	$11,176	$12,655	$12,168
2/29/2024	$11,193	$12,671	$12,196
3/31/2024	$11,187	$12,671	$12,175
4/30/2024	$11,093	$12,514	$12,031
5/31/2024	$11,077	$12,477	$11,959
6/30/2024	$11,218	$12,669	$12,154

Minnesota Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$175,850,392
# of portfolio holdings	231
Portfolio turnover rate	19%
Total advisory fees paid	$576,093
	1 Year	5 Years	10 Years
Class C	1.95	0.01	1.16
Class C with Load	0.95	0.01	1.16
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.4
1-3 years	26.9
3-5 years	11.8
5-10 years	17.1
10-20 years	17.8
20-30 years	12.3
30+ years	2.7

TOP TEN HOLDINGS (% OF NET ASSETS)

State of Minnesota State Office Building Project COP, 5.00%, 11/1/2042	1.9
City of Rochester Mayo Clinic, 5.00%, 11/15/2057	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7/1/2037	1.8
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10/1/2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2/15/2053	1.5
County of Ramsey Series B, 5.00%, 2/1/2034	1.3
Roseville Independent School District No. 623 Series A, 5.00%, 2/1/2031	1.2
City of Forest Lake Kilkenny Senior Housing LP, 3.97%, 8/15/2038	1.2
County of Hennepin Series C, 5.00%, 12/1/2031	1.2
City of St. Cloud CentraCare Health System Obligated Group Series A, 5.00%, 5/1/2031	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	15.7
AA/Aa	30.8
A/A	27.8
BBB/Baa	13.6
BB/Ba	5.8
B/B	1.4
Not rated	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3527 06-24

Annual Shareholder Report

June 30, 2024

Minnesota Tax-Free Fund

Institutional Class

WMTIX

This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	0.52%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main driver of performance was positive credit quality allocation versus the performance benchmark, Bloomberg Minnesota Municipal Bond Index. Duration and yield curve positioning and sector allocation detracted from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,019	$10,018	$10,020
8/31/2014	$10,120	$10,139	$10,117
9/30/2014	$10,139	$10,149	$10,108
10/31/2014	$10,195	$10,219	$10,161
11/30/2014	$10,205	$10,236	$10,171
12/31/2014	$10,255	$10,288	$10,216
1/31/2015	$10,386	$10,470	$10,385
2/28/2015	$10,329	$10,362	$10,275
3/31/2015	$10,357	$10,392	$10,313
4/30/2015	$10,328	$10,338	$10,269
5/31/2015	$10,308	$10,309	$10,248
6/30/2015	$10,288	$10,300	$10,253
7/31/2015	$10,346	$10,375	$10,322
8/31/2015	$10,375	$10,395	$10,354
9/30/2015	$10,423	$10,470	$10,424
10/31/2015	$10,453	$10,512	$10,457
11/30/2015	$10,482	$10,554	$10,473
12/31/2015	$10,553	$10,628	$10,524
1/31/2016	$10,639	$10,755	$10,647
2/29/2016	$10,647	$10,771	$10,667
3/31/2016	$10,684	$10,806	$10,682
4/30/2016	$10,741	$10,885	$10,745
5/31/2016	$10,770	$10,915	$10,755
6/30/2016	$10,916	$11,088	$10,903
7/31/2016	$10,914	$11,095	$10,908
8/31/2016	$10,921	$11,110	$10,914
9/30/2016	$10,898	$11,054	$10,854
10/31/2016	$10,834	$10,938	$10,763
11/30/2016	$10,540	$10,531	$10,373
12/31/2016	$10,623	$10,654	$10,492
1/31/2017	$10,649	$10,724	$10,567
2/28/2017	$10,706	$10,799	$10,659
3/31/2017	$10,731	$10,822	$10,680
4/30/2017	$10,788	$10,901	$10,754
5/31/2017	$10,915	$11,074	$10,886
6/30/2017	$10,900	$11,034	$10,842
7/31/2017	$10,958	$11,123	$10,927
8/31/2017	$11,035	$11,208	$10,984
9/30/2017	$11,011	$11,151	$10,926
10/31/2017	$11,017	$11,178	$10,947
11/30/2017	$10,982	$11,118	$10,861
12/31/2017	$11,066	$11,235	$10,968
1/31/2018	$10,969	$11,102	$10,854
2/28/2018	$10,946	$11,069	$10,828
3/31/2018	$10,984	$11,110	$10,855
4/30/2018	$10,949	$11,070	$10,825
5/31/2018	$11,039	$11,197	$10,921
6/30/2018	$11,057	$11,207	$10,932
7/31/2018	$11,085	$11,234	$10,961
8/31/2018	$11,092	$11,263	$10,974
9/30/2018	$11,057	$11,190	$10,905
10/31/2018	$11,001	$11,121	$10,851
11/30/2018	$11,081	$11,244	$10,974
12/31/2018	$11,183	$11,379	$11,119
1/31/2019	$11,252	$11,465	$11,204
2/28/2019	$11,300	$11,526	$11,262
3/31/2019	$11,434	$11,708	$11,418
4/30/2019	$11,481	$11,752	$11,441
5/31/2019	$11,603	$11,914	$11,581
6/30/2019	$11,651	$11,958	$11,630
7/31/2019	$11,741	$12,055	$11,726
8/31/2019	$11,885	$12,245	$11,888
9/30/2019	$11,824	$12,147	$11,784
10/31/2019	$11,827	$12,168	$11,807
11/30/2019	$11,841	$12,199	$11,834
12/31/2019	$11,876	$12,236	$11,860
1/31/2020	$12,041	$12,456	$12,058
2/29/2020	$12,163	$12,617	$12,184
3/31/2020	$11,780	$12,159	$11,878
4/30/2020	$11,638	$12,006	$11,753
5/31/2020	$11,959	$12,388	$12,128
6/30/2020	$12,049	$12,490	$12,170
7/31/2020	$12,216	$12,701	$12,339
8/31/2020	$12,183	$12,641	$12,277
9/30/2020	$12,206	$12,644	$12,288
10/31/2020	$12,183	$12,606	$12,259
11/30/2020	$12,306	$12,796	$12,415
12/31/2020	$12,361	$12,874	$12,467
1/31/2021	$12,416	$12,956	$12,512
2/28/2021	$12,270	$12,750	$12,342
3/31/2021	$12,314	$12,829	$12,401
4/30/2021	$12,414	$12,936	$12,497
5/31/2021	$12,458	$12,975	$12,512
6/30/2021	$12,479	$13,010	$12,534
7/31/2021	$12,567	$13,118	$12,638
8/31/2021	$12,542	$13,070	$12,588
9/30/2021	$12,449	$12,976	$12,504
10/31/2021	$12,435	$12,938	$12,457
11/30/2021	$12,501	$13,048	$12,554
12/31/2021	$12,513	$13,069	$12,573
1/31/2022	$12,269	$12,711	$12,252
2/28/2022	$12,221	$12,666	$12,219
3/31/2022	$11,955	$12,255	$11,858
4/30/2022	$11,712	$11,916	$11,566
5/31/2022	$11,824	$12,093	$11,712
6/30/2022	$11,695	$11,895	$11,550
7/31/2022	$11,925	$12,210	$11,828
8/31/2022	$11,750	$11,942	$11,606
9/30/2022	$11,425	$11,484	$11,205
10/31/2022	$11,366	$11,388	$11,111
11/30/2022	$11,739	$11,921	$11,603
12/31/2022	$11,751	$11,955	$11,647
1/31/2023	$11,996	$12,298	$11,941
2/28/2023	$11,776	$12,020	$11,702
3/31/2023	$11,966	$12,287	$11,948
4/30/2023	$11,944	$12,259	$11,901
5/31/2023	$11,864	$12,153	$11,774
6/30/2023	$11,937	$12,274	$11,837
7/31/2023	$11,962	$12,323	$11,902
8/31/2023	$11,846	$12,146	$11,754
9/30/2023	$11,587	$11,790	$11,388
10/31/2023	$11,471	$11,689	$11,321
11/30/2023	$12,028	$12,431	$12,008
12/31/2023	$12,252	$12,720	$12,239
1/31/2024	$12,235	$12,655	$12,168
2/29/2024	$12,256	$12,671	$12,196
3/31/2024	$12,253	$12,671	$12,175
4/30/2024	$12,142	$12,514	$12,031
5/31/2024	$12,128	$12,477	$11,959
6/30/2024	$12,284	$12,669	$12,154

Minnesota Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$175,850,392
# of portfolio holdings	231
Portfolio turnover rate	19%
Total advisory fees paid	$576,093
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	2.91	1.06	2.08
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.4
1-3 years	26.9
3-5 years	11.8
5-10 years	17.1
10-20 years	17.8
20-30 years	12.3
30+ years	2.7

TOP TEN HOLDINGS (% OF NET ASSETS)

State of Minnesota State Office Building Project COP, 5.00%, 11/1/2042	1.9
City of Rochester Mayo Clinic, 5.00%, 11/15/2057	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7/1/2037	1.8
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10/1/2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2/15/2053	1.5
County of Ramsey Series B, 5.00%, 2/1/2034	1.3
Roseville Independent School District No. 623 Series A, 5.00%, 2/1/2031	1.2
City of Forest Lake Kilkenny Senior Housing LP, 3.97%, 8/15/2038	1.2
County of Hennepin Series C, 5.00%, 12/1/2031	1.2
City of St. Cloud CentraCare Health System Obligated Group Series A, 5.00%, 5/1/2031	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	15.7
AA/Aa	30.8
A/A	27.8
BBB/Baa	13.6
BB/Ba	5.8
B/B	1.4
Not rated	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4713 06-24

Annual Shareholder Report

June 30, 2024

Municipal Bond Fund

Administrator Class

WMFDX

This annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond Index
6/30/2014	$10,000	$10,000
7/31/2014	$10,023	$10,018
8/31/2014	$10,153	$10,139
9/30/2014	$10,187	$10,149
10/31/2014	$10,258	$10,219
11/30/2014	$10,281	$10,236
12/31/2014	$10,343	$10,288
1/31/2015	$10,486	$10,470
2/28/2015	$10,402	$10,362
3/31/2015	$10,417	$10,392
4/30/2015	$10,363	$10,338
5/31/2015	$10,310	$10,309
6/30/2015	$10,297	$10,300
7/31/2015	$10,364	$10,375
8/31/2015	$10,352	$10,395
9/30/2015	$10,442	$10,470
10/31/2015	$10,511	$10,512
11/30/2015	$10,590	$10,554
12/31/2015	$10,685	$10,628
1/31/2016	$10,772	$10,755
2/29/2016	$10,751	$10,771
3/31/2016	$10,821	$10,806
4/30/2016	$10,911	$10,885
5/31/2016	$10,980	$10,915
6/30/2016	$11,130	$11,088
7/31/2016	$11,135	$11,095
8/31/2016	$11,161	$11,110
9/30/2016	$11,136	$11,054
10/31/2016	$11,059	$10,938
11/30/2016	$10,637	$10,531
12/31/2016	$10,731	$10,654
1/31/2017	$10,753	$10,724
2/28/2017	$10,828	$10,799
3/31/2017	$10,882	$10,822
4/30/2017	$10,968	$10,901
5/31/2017	$11,128	$11,074
6/30/2017	$11,095	$11,034
7/31/2017	$11,179	$11,123
8/31/2017	$11,296	$11,208
9/30/2017	$11,293	$11,151
10/31/2017	$11,322	$11,178
11/30/2017	$11,285	$11,118
12/31/2017	$11,386	$11,235
1/31/2018	$11,285	$11,102
2/28/2018	$11,261	$11,069
3/31/2018	$11,315	$11,110
4/30/2018	$11,302	$11,070
5/31/2018	$11,423	$11,197
6/30/2018	$11,442	$11,207
7/31/2018	$11,472	$11,234
8/31/2018	$11,491	$11,263
9/30/2018	$11,432	$11,190
10/31/2018	$11,360	$11,121
11/30/2018	$11,469	$11,244
12/31/2018	$11,601	$11,379
1/31/2019	$11,688	$11,465
2/28/2019	$11,753	$11,526
3/31/2019	$11,931	$11,708
4/30/2019	$11,984	$11,752
5/31/2019	$12,148	$11,914
6/30/2019	$12,187	$11,958
7/31/2019	$12,283	$12,055
8/31/2019	$12,484	$12,245
9/30/2019	$12,395	$12,147
10/31/2019	$12,398	$12,168
11/30/2019	$12,424	$12,199
12/31/2019	$12,451	$12,236
1/31/2020	$12,676	$12,456
2/29/2020	$12,855	$12,617
3/31/2020	$12,247	$12,159
4/30/2020	$12,048	$12,006
5/31/2020	$12,381	$12,388
6/30/2020	$12,526	$12,490
7/31/2020	$12,729	$12,701
8/31/2020	$12,694	$12,641
9/30/2020	$12,697	$12,644
10/31/2020	$12,675	$12,606
11/30/2020	$12,868	$12,796
12/31/2020	$12,966	$12,874
1/31/2021	$13,051	$12,956
2/28/2021	$12,836	$12,750
3/31/2021	$12,921	$12,829
4/30/2021	$13,043	$12,936
5/31/2021	$13,116	$12,975
6/30/2021	$13,165	$13,010
7/31/2021	$13,263	$13,118
8/31/2021	$13,215	$13,070
9/30/2021	$13,106	$12,976
10/31/2021	$13,094	$12,938
11/30/2021	$13,205	$13,048
12/31/2021	$13,217	$13,069
1/31/2022	$12,884	$12,711
2/28/2022	$12,811	$12,666
3/31/2022	$12,440	$12,255
4/30/2022	$12,118	$11,916
5/31/2022	$12,266	$12,093
6/30/2022	$12,057	$11,895
7/31/2022	$12,344	$12,210
8/31/2022	$12,084	$11,942
9/30/2022	$11,712	$11,484
10/31/2022	$11,590	$11,388
11/30/2022	$12,083	$11,921
12/31/2022	$12,099	$11,955
1/31/2023	$12,405	$12,298
2/28/2023	$12,183	$12,020
3/31/2023	$12,390	$12,287
4/30/2023	$12,395	$12,259
5/31/2023	$12,324	$12,153
6/30/2023	$12,432	$12,274
7/31/2023	$12,450	$12,323
8/31/2023	$12,315	$12,146
9/30/2023	$12,013	$11,790
10/31/2023	$11,852	$11,689
11/30/2023	$12,519	$12,431
12/31/2023	$12,785	$12,720
1/31/2024	$12,779	$12,655
2/29/2024	$12,800	$12,671
3/31/2024	$12,807	$12,671
4/30/2024	$12,697	$12,514
5/31/2024	$12,704	$12,477
6/30/2024	$12,870	$12,669

Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$6,829,137,098
# of portfolio holdings	1,448
Portfolio turnover rate	15%
Total advisory fees paid	$21,563,144
	1 Year	5 Years	10 Years
Administrator Class	3.52	1.10	2.56
Bloomberg Municipal Bond Index	3.21	1.16	2.39

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	12.4
1-3 years	16.3
3-5 years	14.3
5-10 years	17.0
10-20 years	16.3
20-30 years	22.7
30+ years	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

County of Clark, 5.00%, 5/1/2048	0.8
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11/1/2041	0.8
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4/15/2049	0.6
City of New York Series C, 5.25%, 3/1/2053	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B, 5.00%, 5/1/2046	0.6
South Carolina Public Service Authority Series E, 5.75%, 12/1/2047	0.5
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A, 5.00%, 8/15/2047	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.4
Tennergy Corp. Series A, 4.00%, 12/1/2051	0.4
Kentucky Public Energy Authority Series A-1, 4.00%, 12/1/2049	0.4

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	6.5
AA/Aa	41.9
A/A	34.6
BBB/Baa	11.1
BB/Ba	2.7
Not rated	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3707 06-24

Annual Shareholder Report

June 30, 2024

Municipal Bond Fund

Class A

WMFAX

This annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index
6/30/2014	$9,547	$10,000
7/31/2014	$9,568	$10,018
8/31/2014	$9,691	$10,139
9/30/2014	$9,722	$10,149
10/31/2014	$9,798	$10,219
11/30/2014	$9,810	$10,236
12/31/2014	$9,867	$10,288
1/31/2015	$10,003	$10,470
2/28/2015	$9,921	$10,362
3/31/2015	$9,935	$10,392
4/30/2015	$9,882	$10,338
5/31/2015	$9,829	$10,309
6/30/2015	$9,816	$10,300
7/31/2015	$9,879	$10,375
8/31/2015	$9,866	$10,395
9/30/2015	$9,960	$10,470
10/31/2015	$10,025	$10,512
11/30/2015	$10,099	$10,554
12/31/2015	$10,189	$10,628
1/31/2016	$10,270	$10,755
2/29/2016	$10,249	$10,771
3/31/2016	$10,314	$10,806
4/30/2016	$10,389	$10,885
5/31/2016	$10,463	$10,915
6/30/2016	$10,605	$11,088
7/31/2016	$10,599	$11,095
8/31/2016	$10,632	$11,110
9/30/2016	$10,607	$11,054
10/31/2016	$10,522	$10,938
11/30/2016	$10,119	$10,531
12/31/2016	$10,207	$10,654
1/31/2017	$10,236	$10,724
2/28/2017	$10,307	$10,799
3/31/2017	$10,357	$10,822
4/30/2017	$10,437	$10,901
5/31/2017	$10,589	$11,074
6/30/2017	$10,555	$11,034
7/31/2017	$10,634	$11,123
8/31/2017	$10,734	$11,208
9/30/2017	$10,740	$11,151
10/31/2017	$10,766	$11,178
11/30/2017	$10,730	$11,118
12/31/2017	$10,814	$11,235
1/31/2018	$10,727	$11,102
2/28/2018	$10,703	$11,069
3/31/2018	$10,753	$11,110
4/30/2018	$10,729	$11,070
5/31/2018	$10,852	$11,197
6/30/2018	$10,869	$11,207
7/31/2018	$10,896	$11,234
8/31/2018	$10,914	$11,263
9/30/2018	$10,845	$11,190
10/31/2018	$10,786	$11,121
11/30/2018	$10,888	$11,244
12/31/2018	$11,012	$11,379
1/31/2019	$11,082	$11,465
2/28/2019	$11,142	$11,526
3/31/2019	$11,321	$11,708
4/30/2019	$11,369	$11,752
5/31/2019	$11,524	$11,914
6/30/2019	$11,559	$11,958
7/31/2019	$11,638	$12,055
8/31/2019	$11,827	$12,245
9/30/2019	$11,752	$12,147
10/31/2019	$11,754	$12,168
11/30/2019	$11,777	$12,199
12/31/2019	$11,801	$12,236
1/31/2020	$12,013	$12,456
2/29/2020	$12,181	$12,617
3/31/2020	$11,592	$12,159
4/30/2020	$11,403	$12,006
5/31/2020	$11,728	$12,388
6/30/2020	$11,853	$12,490
7/31/2020	$12,054	$12,701
8/31/2020	$12,020	$12,641
9/30/2020	$12,021	$12,644
10/31/2020	$11,988	$12,606
11/30/2020	$12,169	$12,796
12/31/2020	$12,260	$12,874
1/31/2021	$12,339	$12,956
2/28/2021	$12,146	$12,750
3/31/2021	$12,214	$12,829
4/30/2021	$12,338	$12,936
5/31/2021	$12,395	$12,975
6/30/2021	$12,440	$13,010
7/31/2021	$12,542	$13,118
8/31/2021	$12,495	$13,070
9/30/2021	$12,391	$12,976
10/31/2021	$12,378	$12,938
11/30/2021	$12,481	$13,048
12/31/2021	$12,491	$13,069
1/31/2022	$12,175	$12,711
2/28/2022	$12,104	$12,666
3/31/2022	$11,752	$12,255
4/30/2022	$11,447	$11,916
5/31/2022	$11,586	$12,093
6/30/2022	$11,386	$11,895
7/31/2022	$11,644	$12,210
8/31/2022	$11,398	$11,942
9/30/2022	$11,057	$11,484
10/31/2022	$10,940	$11,388
11/30/2022	$11,404	$11,921
12/31/2022	$11,406	$11,955
1/31/2023	$11,705	$12,298
2/28/2023	$11,482	$12,020
3/31/2023	$11,676	$12,287
4/30/2023	$11,692	$12,259
5/31/2023	$11,623	$12,153
6/30/2023	$11,711	$12,274
7/31/2023	$11,739	$12,323
8/31/2023	$11,598	$12,146
9/30/2023	$11,324	$11,790
10/31/2023	$11,171	$11,689
11/30/2023	$11,786	$12,431
12/31/2023	$12,036	$12,720
1/31/2024	$12,040	$12,655
2/29/2024	$12,058	$12,671
3/31/2024	$12,063	$12,671
4/30/2024	$11,958	$12,514
5/31/2024	$11,964	$12,477
6/30/2024	$12,119	$12,669

Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$6,829,137,098
# of portfolio holdings	1,448
Portfolio turnover rate	15%
Total advisory fees paid	$21,563,144
	1 Year	5 Years	10 Years
Class A	3.48	0.95	2.41
Class A with Load	(1.20)	0.02	1.94
Bloomberg Municipal Bond Index	3.21	1.16	2.39

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	12.4
1-3 years	16.3
3-5 years	14.3
5-10 years	17.0
10-20 years	16.3
20-30 years	22.7
30+ years	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

County of Clark, 5.00%, 5/1/2048	0.8
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11/1/2041	0.8
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4/15/2049	0.6
City of New York Series C, 5.25%, 3/1/2053	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B, 5.00%, 5/1/2046	0.6
South Carolina Public Service Authority Series E, 5.75%, 12/1/2047	0.5
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A, 5.00%, 8/15/2047	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.4
Tennergy Corp. Series A, 4.00%, 12/1/2051	0.4
Kentucky Public Energy Authority Series A-1, 4.00%, 12/1/2049	0.4

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	6.5
AA/Aa	41.9
A/A	34.6
BBB/Baa	11.1
BB/Ba	2.7
Not rated	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3317 06-24

Annual Shareholder Report

June 30, 2024

Municipal Bond Fund

Class C

WMFCX

This annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$152	1.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index
6/30/2014	$10,000	$10,000
7/31/2014	$10,015	$10,018
8/31/2014	$10,138	$10,139
9/30/2014	$10,164	$10,149
10/31/2014	$10,228	$10,219
11/30/2014	$10,243	$10,236
12/31/2014	$10,297	$10,288
1/31/2015	$10,431	$10,470
2/28/2015	$10,340	$10,362
3/31/2015	$10,348	$10,392
4/30/2015	$10,286	$10,338
5/31/2015	$10,225	$10,309
6/30/2015	$10,205	$10,300
7/31/2015	$10,264	$10,375
8/31/2015	$10,244	$10,395
9/30/2015	$10,326	$10,470
10/31/2015	$10,396	$10,512
11/30/2015	$10,466	$10,554
12/31/2015	$10,553	$10,628
1/31/2016	$10,630	$10,755
2/29/2016	$10,602	$10,771
3/31/2016	$10,652	$10,806
4/30/2016	$10,733	$10,885
5/31/2016	$10,803	$10,915
6/30/2016	$10,933	$11,088
7/31/2016	$10,930	$11,095
8/31/2016	$10,947	$11,110
9/30/2016	$10,914	$11,054
10/31/2016	$10,830	$10,938
11/30/2016	$10,408	$10,531
12/31/2016	$10,492	$10,654
1/31/2017	$10,516	$10,724
2/28/2017	$10,582	$10,799
3/31/2017	$10,627	$10,822
4/30/2017	$10,703	$10,901
5/31/2017	$10,852	$11,074
6/30/2017	$10,800	$11,034
7/31/2017	$10,874	$11,123
8/31/2017	$10,980	$11,208
9/30/2017	$10,979	$11,151
10/31/2017	$10,988	$11,178
11/30/2017	$10,955	$11,118
12/31/2017	$11,034	$11,235
1/31/2018	$10,938	$11,102
2/28/2018	$10,897	$11,069
3/31/2018	$10,941	$11,110
4/30/2018	$10,920	$11,070
5/31/2018	$11,039	$11,197
6/30/2018	$11,049	$11,207
7/31/2018	$11,059	$11,234
8/31/2018	$11,069	$11,263
9/30/2018	$11,003	$11,190
10/31/2018	$10,936	$11,121
11/30/2018	$11,033	$11,244
12/31/2018	$11,152	$11,379
1/31/2019	$11,216	$11,465
2/28/2019	$11,270	$11,526
3/31/2019	$11,444	$11,708
4/30/2019	$11,486	$11,752
5/31/2019	$11,624	$11,914
6/30/2019	$11,663	$11,958
7/31/2019	$11,735	$12,055
8/31/2019	$11,918	$12,245
9/30/2019	$11,824	$12,147
10/31/2019	$11,818	$12,168
11/30/2019	$11,835	$12,199
12/31/2019	$11,863	$12,236
1/31/2020	$12,057	$12,456
2/29/2020	$12,218	$12,617
3/31/2020	$11,630	$12,159
4/30/2020	$11,433	$12,006
5/31/2020	$11,752	$12,388
6/30/2020	$11,869	$12,490
7/31/2020	$12,052	$12,701
8/31/2020	$12,022	$12,641
9/30/2020	$12,004	$12,644
10/31/2020	$11,974	$12,606
11/30/2020	$12,148	$12,796
12/31/2020	$12,230	$12,874
1/31/2021	$12,302	$12,956
2/28/2021	$12,091	$12,750
3/31/2021	$12,161	$12,829
4/30/2021	$12,278	$12,936
5/31/2021	$12,326	$12,975
6/30/2021	$12,364	$13,010
7/31/2021	$12,446	$13,118
8/31/2021	$12,391	$13,070
9/30/2021	$12,291	$12,976
10/31/2021	$12,259	$12,938
11/30/2021	$12,354	$13,048
12/31/2021	$12,367	$13,069
1/31/2022	$12,046	$12,711
2/28/2022	$11,958	$12,666
3/31/2022	$11,614	$12,255
4/30/2022	$11,305	$11,916
5/31/2022	$11,423	$12,093
6/30/2022	$11,231	$11,895
7/31/2022	$11,486	$12,210
8/31/2022	$11,242	$11,942
9/30/2022	$10,906	$11,484
10/31/2022	$10,791	$11,388
11/30/2022	$11,248	$11,921
12/31/2022	$11,250	$11,955
1/31/2023	$11,545	$12,298
2/28/2023	$11,326	$12,020
3/31/2023	$11,517	$12,287
4/30/2023	$11,532	$12,259
5/31/2023	$11,464	$12,153
6/30/2023	$11,552	$12,274
7/31/2023	$11,579	$12,323
8/31/2023	$11,440	$12,146
9/30/2023	$11,170	$11,790
10/31/2023	$11,019	$11,689
11/30/2023	$11,625	$12,431
12/31/2023	$11,871	$12,720
1/31/2024	$11,876	$12,655
2/29/2024	$11,894	$12,671
3/31/2024	$11,899	$12,671
4/30/2024	$11,795	$12,514
5/31/2024	$11,801	$12,477
6/30/2024	$11,953	$12,669

Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$6,829,137,098
# of portfolio holdings	1,448
Portfolio turnover rate	15%
Total advisory fees paid	$21,563,144
	1 Year	5 Years	10 Years
Class C	2.60	0.17	1.80
Class C with Load	1.60	0.17	1.80
Bloomberg Municipal Bond Index	3.21	1.16	2.39

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	12.4
1-3 years	16.3
3-5 years	14.3
5-10 years	17.0
10-20 years	16.3
20-30 years	22.7
30+ years	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

County of Clark, 5.00%, 5/1/2048	0.8
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11/1/2041	0.8
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4/15/2049	0.6
City of New York Series C, 5.25%, 3/1/2053	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B, 5.00%, 5/1/2046	0.6
South Carolina Public Service Authority Series E, 5.75%, 12/1/2047	0.5
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A, 5.00%, 8/15/2047	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.4
Tennergy Corp. Series A, 4.00%, 12/1/2051	0.4
Kentucky Public Energy Authority Series A-1, 4.00%, 12/1/2049	0.4

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	6.5
AA/Aa	41.9
A/A	34.6
BBB/Baa	11.1
BB/Ba	2.7
Not rated	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3528 06-24

Annual Shareholder Report

June 30, 2024

Municipal Bond Fund

Class R6

WMBRX

This annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$39	0.38%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class R6	Bloomberg Municipal Bond Index
6/30/2014	$10,000	$10,000
7/31/2014	$10,024	$10,018
8/31/2014	$10,155	$10,139
9/30/2014	$10,190	$10,149
10/31/2014	$10,273	$10,219
11/30/2014	$10,287	$10,236
12/31/2014	$10,350	$10,288
1/31/2015	$10,495	$10,470
2/28/2015	$10,412	$10,362
3/31/2015	$10,428	$10,392
4/30/2015	$10,375	$10,338
5/31/2015	$10,323	$10,309
6/30/2015	$10,311	$10,300
7/31/2015	$10,380	$10,375
8/31/2015	$10,369	$10,395
9/30/2015	$10,470	$10,470
10/31/2015	$10,541	$10,512
11/30/2015	$10,621	$10,554
12/31/2015	$10,718	$10,628
1/31/2016	$10,807	$10,755
2/29/2016	$10,786	$10,771
3/31/2016	$10,857	$10,806
4/30/2016	$10,939	$10,885
5/31/2016	$11,020	$10,915
6/30/2016	$11,172	$11,088
7/31/2016	$11,168	$11,095
8/31/2016	$11,206	$11,110
9/30/2016	$11,182	$11,054
10/31/2016	$11,095	$10,938
11/30/2016	$10,672	$10,531
12/31/2016	$10,768	$10,654
1/31/2017	$10,802	$10,724
2/28/2017	$10,879	$10,799
3/31/2017	$10,934	$10,822
4/30/2017	$11,021	$10,901
5/31/2017	$11,184	$11,074
6/30/2017	$11,141	$11,034
7/31/2017	$11,238	$11,123
8/31/2017	$11,346	$11,208
9/30/2017	$11,355	$11,151
10/31/2017	$11,386	$11,178
11/30/2017	$11,350	$11,118
12/31/2017	$11,441	$11,235
1/31/2018	$11,352	$11,102
2/28/2018	$11,329	$11,069
3/31/2018	$11,385	$11,110
4/30/2018	$11,362	$11,070
5/31/2018	$11,496	$11,197
6/30/2018	$11,516	$11,207
7/31/2018	$11,548	$11,234
8/31/2018	$11,570	$11,263
9/30/2018	$11,511	$11,190
10/31/2018	$11,441	$11,121
11/30/2018	$11,552	$11,244
12/31/2018	$11,687	$11,379
1/31/2019	$11,765	$11,465
2/28/2019	$11,844	$11,526
3/31/2019	$12,026	$11,708
4/30/2019	$12,081	$11,752
5/31/2019	$12,249	$11,914
6/30/2019	$12,290	$11,958
7/31/2019	$12,377	$12,055
8/31/2019	$12,582	$12,245
9/30/2019	$12,506	$12,147
10/31/2019	$12,511	$12,168
11/30/2019	$12,540	$12,199
12/31/2019	$12,570	$12,236
1/31/2020	$12,799	$12,456
2/29/2020	$12,982	$12,617
3/31/2020	$12,370	$12,159
4/30/2020	$12,160	$12,006
5/31/2020	$12,510	$12,388
6/30/2020	$12,659	$12,490
7/31/2020	$12,866	$12,701
8/31/2020	$12,833	$12,641
9/30/2020	$12,838	$12,644
10/31/2020	$12,806	$12,606
11/30/2020	$13,016	$12,796
12/31/2020	$13,105	$12,874
1/31/2021	$13,193	$12,956
2/28/2021	$12,990	$12,750
3/31/2021	$13,067	$12,829
4/30/2021	$13,204	$12,936
5/31/2021	$13,268	$12,975
6/30/2021	$13,321	$13,010
7/31/2021	$13,434	$13,118
8/31/2021	$13,388	$13,070
9/30/2021	$13,280	$12,976
10/31/2021	$13,270	$12,938
11/30/2021	$13,385	$13,048
12/31/2021	$13,400	$13,069
1/31/2022	$13,064	$12,711
2/28/2022	$12,992	$12,666
3/31/2022	$12,618	$12,255
4/30/2022	$12,294	$11,916
5/31/2022	$12,447	$12,093
6/30/2022	$12,236	$11,895
7/31/2022	$12,517	$12,210
8/31/2022	$12,269	$11,942
9/30/2022	$11,893	$11,484
10/31/2022	$11,771	$11,388
11/30/2022	$12,274	$11,921
12/31/2022	$12,280	$11,955
1/31/2023	$12,606	$12,298
2/28/2023	$12,382	$12,020
3/31/2023	$12,582	$12,287
4/30/2023	$12,602	$12,259
5/31/2023	$12,532	$12,153
6/30/2023	$12,631	$12,274
7/31/2023	$12,665	$12,323
8/31/2023	$12,530	$12,146
9/30/2023	$12,225	$11,790
10/31/2023	$12,064	$11,689
11/30/2023	$12,745	$12,431
12/31/2023	$13,005	$12,720
1/31/2024	$13,014	$12,655
2/29/2024	$13,037	$12,671
3/31/2024	$13,047	$12,671
4/30/2024	$12,937	$12,514
5/31/2024	$12,947	$12,477
6/30/2024	$13,119	$12,669

Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$6,829,137,098
# of portfolio holdings	1,448
Portfolio turnover rate	15%
Total advisory fees paid	$21,563,144
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.86	1.31	2.75
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	12.4
1-3 years	16.3
3-5 years	14.3
5-10 years	17.0
10-20 years	16.3
20-30 years	22.7
30+ years	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

County of Clark, 5.00%, 5/1/2048	0.8
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11/1/2041	0.8
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4/15/2049	0.6
City of New York Series C, 5.25%, 3/1/2053	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B, 5.00%, 5/1/2046	0.6
South Carolina Public Service Authority Series E, 5.75%, 12/1/2047	0.5
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A, 5.00%, 8/15/2047	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.4
Tennergy Corp. Series A, 4.00%, 12/1/2051	0.4
Kentucky Public Energy Authority Series A-1, 4.00%, 12/1/2049	0.4

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	6.5
AA/Aa	41.9
A/A	34.6
BBB/Baa	11.1
BB/Ba	2.7
Not rated	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4811 06-24

Annual Shareholder Report

June 30, 2024

Municipal Bond Fund

Institutional Class

WMBIX

This annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$44	0.43%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index
6/30/2014	$10,000	$10,000
7/31/2014	$10,024	$10,018
8/31/2014	$10,155	$10,139
9/30/2014	$10,190	$10,149
10/31/2014	$10,273	$10,219
11/30/2014	$10,287	$10,236
12/31/2014	$10,350	$10,288
1/31/2015	$10,495	$10,470
2/28/2015	$10,412	$10,362
3/31/2015	$10,428	$10,392
4/30/2015	$10,375	$10,338
5/31/2015	$10,323	$10,309
6/30/2015	$10,311	$10,300
7/31/2015	$10,380	$10,375
8/31/2015	$10,369	$10,395
9/30/2015	$10,470	$10,470
10/31/2015	$10,541	$10,512
11/30/2015	$10,621	$10,554
12/31/2015	$10,718	$10,628
1/31/2016	$10,807	$10,755
2/29/2016	$10,786	$10,771
3/31/2016	$10,857	$10,806
4/30/2016	$10,939	$10,885
5/31/2016	$11,020	$10,915
6/30/2016	$11,172	$11,088
7/31/2016	$11,168	$11,095
8/31/2016	$11,206	$11,110
9/30/2016	$11,182	$11,054
10/31/2016	$11,095	$10,938
11/30/2016	$10,672	$10,531
12/31/2016	$10,768	$10,654
1/31/2017	$10,802	$10,724
2/28/2017	$10,879	$10,799
3/31/2017	$10,934	$10,822
4/30/2017	$11,021	$10,901
5/31/2017	$11,184	$11,074
6/30/2017	$11,141	$11,034
7/31/2017	$11,238	$11,123
8/31/2017	$11,346	$11,208
9/30/2017	$11,355	$11,151
10/31/2017	$11,386	$11,178
11/30/2017	$11,350	$11,118
12/31/2017	$11,441	$11,235
1/31/2018	$11,352	$11,102
2/28/2018	$11,329	$11,069
3/31/2018	$11,385	$11,110
4/30/2018	$11,362	$11,070
5/31/2018	$11,496	$11,197
6/30/2018	$11,516	$11,207
7/31/2018	$11,548	$11,234
8/31/2018	$11,557	$11,263
9/30/2018	$11,499	$11,190
10/31/2018	$11,439	$11,121
11/30/2018	$11,550	$11,244
12/31/2018	$11,684	$11,379
1/31/2019	$11,762	$11,465
2/28/2019	$11,828	$11,526
3/31/2019	$12,021	$11,708
4/30/2019	$12,076	$11,752
5/31/2019	$12,232	$11,914
6/30/2019	$12,284	$11,958
7/31/2019	$12,371	$12,055
8/31/2019	$12,575	$12,245
9/30/2019	$12,487	$12,147
10/31/2019	$12,503	$12,168
11/30/2019	$12,532	$12,199
12/31/2019	$12,561	$12,236
1/31/2020	$12,789	$12,456
2/29/2020	$12,971	$12,617
3/31/2020	$12,347	$12,159
4/30/2020	$12,149	$12,006
5/31/2020	$12,498	$12,388
6/30/2020	$12,635	$12,490
7/31/2020	$12,853	$12,701
8/31/2020	$12,820	$12,641
9/30/2020	$12,824	$12,644
10/31/2020	$12,791	$12,606
11/30/2020	$12,989	$12,796
12/31/2020	$13,089	$12,874
1/31/2021	$13,177	$12,956
2/28/2021	$12,974	$12,750
3/31/2021	$13,049	$12,829
4/30/2021	$13,186	$12,936
5/31/2021	$13,249	$12,975
6/30/2021	$13,301	$13,010
7/31/2021	$13,414	$13,118
8/31/2021	$13,367	$13,070
9/30/2021	$13,259	$12,976
10/31/2021	$13,249	$12,938
11/30/2021	$13,362	$13,048
12/31/2021	$13,377	$13,069
1/31/2022	$13,041	$12,711
2/28/2022	$12,969	$12,666
3/31/2022	$12,595	$12,255
4/30/2022	$12,271	$11,916
5/31/2022	$12,410	$12,093
6/30/2022	$12,212	$11,895
7/31/2022	$12,492	$12,210
8/31/2022	$12,231	$11,942
9/30/2022	$11,868	$11,484
10/31/2022	$11,746	$11,388
11/30/2022	$12,247	$11,921
12/31/2022	$12,252	$11,955
1/31/2023	$12,577	$12,298
2/28/2023	$12,341	$12,020
3/31/2023	$12,553	$12,287
4/30/2023	$12,572	$12,259
5/31/2023	$12,502	$12,153
6/30/2023	$12,600	$12,274
7/31/2023	$12,633	$12,323
8/31/2023	$12,485	$12,146
9/30/2023	$12,180	$11,790
10/31/2023	$12,019	$11,689
11/30/2023	$12,698	$12,431
12/31/2023	$12,970	$12,720
1/31/2024	$12,978	$12,655
2/29/2024	$12,988	$12,671
3/31/2024	$13,010	$12,671
4/30/2024	$12,900	$12,514
5/31/2024	$12,896	$12,477
6/30/2024	$13,067	$12,669

Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$6,829,137,098
# of portfolio holdings	1,448
Portfolio turnover rate	15%
Total advisory fees paid	$21,563,144
	1 Year	5 Years	10 Years
Institutional Class	3.70	1.24	2.71
Bloomberg Municipal Bond Index	3.21	1.16	2.39

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	12.4
1-3 years	16.3
3-5 years	14.3
5-10 years	17.0
10-20 years	16.3
20-30 years	22.7
30+ years	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

County of Clark, 5.00%, 5/1/2048	0.8
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11/1/2041	0.8
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4/15/2049	0.6
City of New York Series C, 5.25%, 3/1/2053	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B, 5.00%, 5/1/2046	0.6
South Carolina Public Service Authority Series E, 5.75%, 12/1/2047	0.5
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A, 5.00%, 8/15/2047	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.4
Tennergy Corp. Series A, 4.00%, 12/1/2051	0.4
Kentucky Public Energy Authority Series A-1, 4.00%, 12/1/2049	0.4

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	6.5
AA/Aa	41.9
A/A	34.6
BBB/Baa	11.1
BB/Ba	2.7
Not rated	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3160 06-24

Annual Shareholder Report

June 30, 2024

Municipal Sustainability Fund

Administrator Class

WMSDX

This annual shareholder report contains important information about Municipal Sustainability Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that will occur after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, yield curve positioning, and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond Index
2/28/2020	$10,000	$10,000
3/31/2020	$10,019	$9,637
4/30/2020	$9,817	$9,516
5/31/2020	$10,146	$9,819
6/30/2020	$10,232	$9,900
7/31/2020	$10,382	$10,067
8/31/2020	$10,346	$10,019
9/30/2020	$10,357	$10,021
10/31/2020	$10,331	$9,991
11/30/2020	$10,453	$10,142
12/31/2020	$10,555	$10,204
1/31/2021	$10,672	$10,269
2/28/2021	$10,481	$10,106
3/31/2021	$10,542	$10,168
4/30/2021	$10,656	$10,253
5/31/2021	$10,712	$10,284
6/30/2021	$10,764	$10,312
7/31/2021	$10,847	$10,398
8/31/2021	$10,811	$10,360
9/30/2021	$10,724	$10,285
10/31/2021	$10,703	$10,255
11/30/2021	$10,786	$10,342
12/31/2021	$10,785	$10,359
1/31/2022	$10,485	$10,075
2/28/2022	$10,422	$10,039
3/31/2022	$10,106	$9,714
4/30/2022	$9,821	$9,445
5/31/2022	$9,909	$9,585
6/30/2022	$9,759	$9,428
7/31/2022	$9,993	$9,677
8/31/2022	$9,769	$9,465
9/30/2022	$9,446	$9,102
10/31/2022	$9,384	$9,026
11/30/2022	$9,747	$9,449
12/31/2022	$9,758	$9,476
1/31/2023	$10,001	$9,748
2/28/2023	$9,810	$9,527
3/31/2023	$9,981	$9,739
4/30/2023	$9,967	$9,717
5/31/2023	$9,901	$9,632
6/30/2023	$9,963	$9,729
7/31/2023	$9,993	$9,767
8/31/2023	$9,886	$9,627
9/30/2023	$9,662	$9,345
10/31/2023	$9,528	$9,265
11/30/2023	$10,066	$9,853
12/31/2023	$10,303	$10,082
1/31/2024	$10,287	$10,031
2/29/2024	$10,300	$10,044
3/31/2024	$10,296	$10,043
4/30/2024	$10,206	$9,919
5/31/2024	$10,208	$9,890
6/30/2024	$10,368	$10,041

Municipal Sustainability Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$30,415,623
# of portfolio holdings	72
Portfolio turnover rate	9%
Total advisory fees paid	$0
	1 Year	Since Inception (February 28, 2020)
Administrator Class	4.07	0.84
Bloomberg Municipal Bond Index	3.21	0.10

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.2
1-3 years	18.8
3-5 years	15.5
5-10 years	18.9
10-20 years	12.9
20-30 years	22.7

TOP TEN HOLDINGS (% OF NET ASSETS)

University of Utah Series B, 5.00%, 8/1/2042	3.6
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2, 5.50%, 5/15/2052	2.6
Passaic County Improvement Authority Paterson Arts & Science Charter School, 5.25%, 7/1/2043	2.3
Public Building Commission of Chicago, 5.25%, 3/1/2031	2.2
King County Public Hospital District No. 1, 5.00%, 12/1/2026	2.1
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group, 4.00%, 11/1/2051	2.1
Lancaster County Hospital Authority Penn State Health Obligated Group, 5.00%, 11/1/2051	2.1
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, 3.15%, 3/1/2028	2.1
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A, 5.00%, 2/15/2025	1.9
City of Detroit Series C, 6.00%, 5/1/2043	1.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	3.8
AA/Aa	42.2
A/A	20.4
BBB/Baa	20.5
BB/Ba	9.5
B/B	0.4
Not rated	3.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since the beginning of the period.

At a meeting held on August 13-14, 2024, the Board of Trustees unanimously approved the liquidation of the Fund, which is expected to occur on or about the close of business on October 9, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3779 06-24

Annual Shareholder Report

June 30, 2024

Municipal Sustainability Fund

Class A

WMSAX

This annual shareholder report contains important information about Municipal Sustainability Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that will occur after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, yield curve positioning, and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index
2/28/2020	$9,551	$10,000
3/31/2020	$9,568	$9,637
4/30/2020	$9,374	$9,516
5/31/2020	$9,687	$9,819
6/30/2020	$9,768	$9,900
7/31/2020	$9,910	$10,067
8/31/2020	$9,874	$10,019
9/30/2020	$9,883	$10,021
10/31/2020	$9,858	$9,991
11/30/2020	$9,973	$10,142
12/31/2020	$10,068	$10,204
1/31/2021	$10,179	$10,269
2/28/2021	$9,996	$10,106
3/31/2021	$10,053	$10,168
4/30/2021	$10,160	$10,253
5/31/2021	$10,213	$10,284
6/30/2021	$10,261	$10,312
7/31/2021	$10,338	$10,398
8/31/2021	$10,302	$10,360
9/30/2021	$10,219	$10,285
10/31/2021	$10,198	$10,255
11/30/2021	$10,275	$10,342
12/31/2021	$10,273	$10,359
1/31/2022	$9,986	$10,075
2/28/2022	$9,924	$10,039
3/31/2022	$9,622	$9,714
4/30/2022	$9,350	$9,445
5/31/2022	$9,433	$9,585
6/30/2022	$9,289	$9,428
7/31/2022	$9,510	$9,677
8/31/2022	$9,296	$9,465
9/30/2022	$8,987	$9,102
10/31/2022	$8,927	$9,026
11/30/2022	$9,271	$9,449
12/31/2022	$9,281	$9,476
1/31/2023	$9,511	$9,748
2/28/2023	$9,327	$9,527
3/31/2023	$9,489	$9,739
4/30/2023	$9,475	$9,717
5/31/2023	$9,410	$9,632
6/30/2023	$9,463	$9,729
7/31/2023	$9,490	$9,767
8/31/2023	$9,388	$9,627
9/30/2023	$9,174	$9,345
10/31/2023	$9,046	$9,265
11/30/2023	$9,555	$9,853
12/31/2023	$9,774	$10,082
1/31/2024	$9,757	$10,031
2/29/2024	$9,768	$10,044
3/31/2024	$9,763	$10,043
4/30/2024	$9,677	$9,919
5/31/2024	$9,677	$9,890
6/30/2024	$9,828	$10,041

Municipal Sustainability Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$30,415,623
# of portfolio holdings	72
Portfolio turnover rate	9%
Total advisory fees paid	$0
	1 Year	Since Inception (February 28, 2020)
Class A	3.86	0.66
Class A with Load	(0.81)	(0.40)
Bloomberg Municipal Bond Index	3.21	0.10

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.2
1-3 years	18.8
3-5 years	15.5
5-10 years	18.9
10-20 years	12.9
20-30 years	22.7

TOP TEN HOLDINGS (% OF NET ASSETS)

University of Utah Series B, 5.00%, 8/1/2042	3.6
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2, 5.50%, 5/15/2052	2.6
Passaic County Improvement Authority Paterson Arts & Science Charter School, 5.25%, 7/1/2043	2.3
Public Building Commission of Chicago, 5.25%, 3/1/2031	2.2
King County Public Hospital District No. 1, 5.00%, 12/1/2026	2.1
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group, 4.00%, 11/1/2051	2.1
Lancaster County Hospital Authority Penn State Health Obligated Group, 5.00%, 11/1/2051	2.1
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, 3.15%, 3/1/2028	2.1
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A, 5.00%, 2/15/2025	1.9
City of Detroit Series C, 6.00%, 5/1/2043	1.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	3.8
AA/Aa	42.2
A/A	20.4
BBB/Baa	20.5
BB/Ba	9.5
B/B	0.4
Not rated	3.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since the beginning of the period.

At a meeting held on August 13-14, 2024, the Board of Trustees unanimously approved the liquidation of the Fund, which is expected to occur on or about the close of business on October 9, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4336 06-24

Annual Shareholder Report

June 30, 2024

Municipal Sustainability Fund

Class C

WMSCX

This annual shareholder report contains important information about Municipal Sustainability Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that will occur after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$59	0.57%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, yield curve positioning, and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index
2/28/2020	$10,000	$10,000
3/31/2020	$10,014	$9,637
4/30/2020	$9,804	$9,516
5/31/2020	$10,125	$9,819
6/30/2020	$10,204	$9,900
7/31/2020	$10,345	$10,067
8/31/2020	$10,301	$10,019
9/30/2020	$10,304	$10,021
10/31/2020	$10,266	$9,991
11/30/2020	$10,385	$10,142
12/31/2020	$10,477	$10,204
1/31/2021	$10,586	$10,269
2/28/2021	$10,390	$10,106
3/31/2021	$10,444	$10,168
4/30/2021	$10,549	$10,253
5/31/2021	$10,593	$10,284
6/30/2021	$10,642	$10,312
7/31/2021	$10,717	$10,398
8/31/2021	$10,669	$10,360
9/30/2021	$10,577	$10,285
10/31/2021	$10,555	$10,255
11/30/2021	$10,628	$10,342
12/31/2021	$10,616	$10,359
1/31/2022	$10,319	$10,075
2/28/2022	$10,245	$10,039
3/31/2022	$9,958	$9,714
4/30/2022	$9,691	$9,445
5/31/2022	$9,776	$9,585
6/30/2022	$9,621	$9,428
7/31/2022	$9,853	$9,677
8/31/2022	$9,626	$9,465
9/30/2022	$9,299	$9,102
10/31/2022	$9,233	$9,026
11/30/2022	$9,582	$9,449
12/31/2022	$9,592	$9,476
1/31/2023	$9,817	$9,748
2/28/2023	$9,629	$9,527
3/31/2023	$9,785	$9,739
4/30/2023	$9,765	$9,717
5/31/2023	$9,696	$9,632
6/30/2023	$9,804	$9,729
7/31/2023	$10,011	$9,767
8/31/2023	$10,072	$9,627
9/30/2023	$9,930	$9,345
10/31/2023	$9,845	$9,265
11/30/2023	$10,397	$9,853
12/31/2023	$10,626	$10,082
1/31/2024	$10,602	$10,031
2/29/2024	$10,607	$10,044
3/31/2024	$10,601	$10,043
4/30/2024	$10,501	$9,919
5/31/2024	$10,495	$9,890
6/30/2024	$10,651	$10,041

Municipal Sustainability Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$30,415,623
# of portfolio holdings	72
Portfolio turnover rate	9%
Total advisory fees paid	$0
	1 Year	Since Inception (February 28, 2020)
Class C	8.64	1.46
Class C with Load	7.64	1.46
Bloomberg Municipal Bond Index	3.21	0.10

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.2
1-3 years	18.8
3-5 years	15.5
5-10 years	18.9
10-20 years	12.9
20-30 years	22.7

TOP TEN HOLDINGS (% OF NET ASSETS)

University of Utah Series B, 5.00%, 8/1/2042	3.6
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2, 5.50%, 5/15/2052	2.6
Passaic County Improvement Authority Paterson Arts & Science Charter School, 5.25%, 7/1/2043	2.3
Public Building Commission of Chicago, 5.25%, 3/1/2031	2.2
King County Public Hospital District No. 1, 5.00%, 12/1/2026	2.1
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group, 4.00%, 11/1/2051	2.1
Lancaster County Hospital Authority Penn State Health Obligated Group, 5.00%, 11/1/2051	2.1
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, 3.15%, 3/1/2028	2.1
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A, 5.00%, 2/15/2025	1.9
City of Detroit Series C, 6.00%, 5/1/2043	1.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	3.8
AA/Aa	42.2
A/A	20.4
BBB/Baa	20.5
BB/Ba	9.5
B/B	0.4
Not rated	3.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since the beginning of the period.

At a meeting held on August 13-14, 2024, the Board of Trustees unanimously approved the liquidation of the Fund, which is expected to occur on or about the close of business on October 9, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4581 06-24

Annual Shareholder Report

June 30, 2024

Municipal Sustainability Fund

Class R6

WMSRX

This annual shareholder report contains important information about Municipal Sustainability Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that will occur after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, yield curve positioning, and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class R6	Bloomberg Municipal Bond Index
2/28/2020	$10,000	$10,000
3/31/2020	$10,020	$9,637
4/30/2020	$9,820	$9,516
5/31/2020	$10,151	$9,819
6/30/2020	$10,239	$9,900
7/31/2020	$10,390	$10,067
8/31/2020	$10,356	$10,019
9/30/2020	$10,369	$10,021
10/31/2020	$10,345	$9,991
11/30/2020	$10,469	$10,142
12/31/2020	$10,572	$10,204
1/31/2021	$10,691	$10,269
2/28/2021	$10,502	$10,106
3/31/2021	$10,565	$10,168
4/30/2021	$10,681	$10,253
5/31/2021	$10,739	$10,284
6/30/2021	$10,793	$10,312
7/31/2021	$10,877	$10,398
8/31/2021	$10,843	$10,360
9/30/2021	$10,758	$10,285
10/31/2021	$10,739	$10,255
11/30/2021	$10,824	$10,342
12/31/2021	$10,825	$10,359
1/31/2022	$10,525	$10,075
2/28/2022	$10,463	$10,039
3/31/2022	$10,148	$9,714
4/30/2022	$9,864	$9,445
5/31/2022	$9,954	$9,585
6/30/2022	$9,805	$9,428
7/31/2022	$10,042	$9,677
8/31/2022	$9,818	$9,465
9/30/2022	$9,495	$9,102
10/31/2022	$9,434	$9,026
11/30/2022	$9,801	$9,449
12/31/2022	$9,814	$9,476
1/31/2023	$10,060	$9,748
2/28/2023	$9,868	$9,527
3/31/2023	$10,042	$9,739
4/30/2023	$10,030	$9,717
5/31/2023	$9,965	$9,632
6/30/2023	$10,034	$9,729
7/31/2023	$10,061	$9,767
8/31/2023	$9,960	$9,627
9/30/2023	$9,731	$9,345
10/31/2023	$9,604	$9,265
11/30/2023	$10,142	$9,853
12/31/2023	$10,377	$10,082
1/31/2024	$10,368	$10,031
2/29/2024	$10,382	$10,044
3/31/2024	$10,380	$10,043
4/30/2024	$10,291	$9,919
5/31/2024	$10,295	$9,890
6/30/2024	$10,458	$10,041

Municipal Sustainability Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$30,415,623
# of portfolio holdings	72
Portfolio turnover rate	9%
Total advisory fees paid	$0
	1 Year	Since Inception (February 28, 2020)
Class R6	4.22	1.04
Bloomberg Municipal Bond Index	3.21	0.10

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.2
1-3 years	18.8
3-5 years	15.5
5-10 years	18.9
10-20 years	12.9
20-30 years	22.7

TOP TEN HOLDINGS (% OF NET ASSETS)

University of Utah Series B, 5.00%, 8/1/2042	3.6
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2, 5.50%, 5/15/2052	2.6
Passaic County Improvement Authority Paterson Arts & Science Charter School, 5.25%, 7/1/2043	2.3
Public Building Commission of Chicago, 5.25%, 3/1/2031	2.2
King County Public Hospital District No. 1, 5.00%, 12/1/2026	2.1
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group, 4.00%, 11/1/2051	2.1
Lancaster County Hospital Authority Penn State Health Obligated Group, 5.00%, 11/1/2051	2.1
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, 3.15%, 3/1/2028	2.1
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A, 5.00%, 2/15/2025	1.9
City of Detroit Series C, 6.00%, 5/1/2043	1.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	3.8
AA/Aa	42.2
A/A	20.4
BBB/Baa	20.5
BB/Ba	9.5
B/B	0.4
Not rated	3.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since the beginning of the period.

At a meeting held on August 13-14, 2024, the Board of Trustees unanimously approved the liquidation of the Fund, which is expected to occur on or about the close of business on October 9, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4820 06-24

Annual Shareholder Report

June 30, 2024

Municipal Sustainability Fund

Institutional Class

WMSIX

This annual shareholder report contains important information about Municipal Sustainability Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that will occur after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$46	0.45%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, yield curve positioning, and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index
2/28/2020	$10,000	$10,000
3/31/2020	$10,020	$9,637
4/30/2020	$9,819	$9,516
5/31/2020	$10,150	$9,819
6/30/2020	$10,237	$9,900
7/31/2020	$10,388	$10,067
8/31/2020	$10,354	$10,019
9/30/2020	$10,365	$10,021
10/31/2020	$10,341	$9,991
11/30/2020	$10,465	$10,142
12/31/2020	$10,568	$10,204
1/31/2021	$10,686	$10,269
2/28/2021	$10,497	$10,106
3/31/2021	$10,560	$10,168
4/30/2021	$10,675	$10,253
5/31/2021	$10,732	$10,284
6/30/2021	$10,786	$10,312
7/31/2021	$10,875	$10,398
8/31/2021	$10,835	$10,360
9/30/2021	$10,750	$10,285
10/31/2021	$10,730	$10,255
11/30/2021	$10,814	$10,342
12/31/2021	$10,815	$10,359
1/31/2022	$10,515	$10,075
2/28/2022	$10,453	$10,039
3/31/2022	$10,137	$9,714
4/30/2022	$9,853	$9,445
5/31/2022	$9,942	$9,585
6/30/2022	$9,793	$9,428
7/31/2022	$10,030	$9,677
8/31/2022	$9,806	$9,465
9/30/2022	$9,483	$9,102
10/31/2022	$9,422	$9,026
11/30/2022	$9,787	$9,449
12/31/2022	$9,800	$9,476
1/31/2023	$10,045	$9,748
2/28/2023	$9,854	$9,527
3/31/2023	$10,027	$9,739
4/30/2023	$10,014	$9,717
5/31/2023	$9,949	$9,632
6/30/2023	$10,018	$9,729
7/31/2023	$10,044	$9,767
8/31/2023	$9,943	$9,627
9/30/2023	$9,714	$9,345
10/31/2023	$9,586	$9,265
11/30/2023	$10,123	$9,853
12/31/2023	$10,357	$10,082
1/31/2024	$10,347	$10,031
2/29/2024	$10,361	$10,044
3/31/2024	$10,359	$10,043
4/30/2024	$10,270	$9,919
5/31/2024	$10,273	$9,890
6/30/2024	$10,435	$10,041

Municipal Sustainability Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$30,415,623
# of portfolio holdings	72
Portfolio turnover rate	9%
Total advisory fees paid	$0
	1 Year	Since Inception (February 28, 2020)
Institutional Class	4.17	0.99
Bloomberg Municipal Bond Index	3.21	0.10

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.2
1-3 years	18.8
3-5 years	15.5
5-10 years	18.9
10-20 years	12.9
20-30 years	22.7

TOP TEN HOLDINGS (% OF NET ASSETS)

University of Utah Series B, 5.00%, 8/1/2042	3.6
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2, 5.50%, 5/15/2052	2.6
Passaic County Improvement Authority Paterson Arts & Science Charter School, 5.25%, 7/1/2043	2.3
Public Building Commission of Chicago, 5.25%, 3/1/2031	2.2
King County Public Hospital District No. 1, 5.00%, 12/1/2026	2.1
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group, 4.00%, 11/1/2051	2.1
Lancaster County Hospital Authority Penn State Health Obligated Group, 5.00%, 11/1/2051	2.1
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, 3.15%, 3/1/2028	2.1
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A, 5.00%, 2/15/2025	1.9
City of Detroit Series C, 6.00%, 5/1/2043	1.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	3.8
AA/Aa	42.2
A/A	20.4
BBB/Baa	20.5
BB/Ba	9.5
B/B	0.4
Not rated	3.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since the beginning of the period.

At a meeting held on August 13-14, 2024, the Board of Trustees unanimously approved the liquidation of the Fund, which is expected to occur on or about the close of business on October 9, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4726 06-24

Annual Shareholder Report

June 30, 2024

Pennsylvania Tax-Free Fund

Class A

EKVAX

This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.74%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, yield curve positioning, and security selection versus the performance benchmark, Bloomberg Pennsylvania Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
6/30/2014	$9,549	$10,000	$10,000
7/31/2014	$9,595	$10,018	$10,030
8/31/2014	$9,730	$10,139	$10,154
9/30/2014	$9,750	$10,149	$10,167
10/31/2014	$9,820	$10,219	$10,237
11/30/2014	$9,841	$10,236	$10,251
12/31/2014	$9,903	$10,288	$10,306
1/31/2015	$10,056	$10,470	$10,491
2/28/2015	$9,977	$10,362	$10,374
3/31/2015	$10,015	$10,392	$10,408
4/30/2015	$9,986	$10,338	$10,355
5/31/2015	$9,980	$10,309	$10,330
6/30/2015	$9,973	$10,300	$10,318
7/31/2015	$10,045	$10,375	$10,405
8/31/2015	$10,065	$10,395	$10,435
9/30/2015	$10,129	$10,470	$10,506
10/31/2015	$10,166	$10,512	$10,539
11/30/2015	$10,204	$10,554	$10,595
12/31/2015	$10,265	$10,628	$10,671
1/31/2016	$10,360	$10,755	$10,798
2/29/2016	$10,370	$10,771	$10,812
3/31/2016	$10,389	$10,806	$10,854
4/30/2016	$10,450	$10,885	$10,931
5/31/2016	$10,467	$10,915	$10,970
6/30/2016	$10,633	$11,088	$11,147
7/31/2016	$10,633	$11,095	$11,151
8/31/2016	$10,650	$11,110	$11,164
9/30/2016	$10,596	$11,054	$11,099
10/31/2016	$10,489	$10,938	$10,984
11/30/2016	$10,098	$10,531	$10,562
12/31/2016	$10,213	$10,654	$10,697
1/31/2017	$10,238	$10,724	$10,762
2/28/2017	$10,301	$10,799	$10,834
3/31/2017	$10,337	$10,822	$10,875
4/30/2017	$10,409	$10,901	$10,957
5/31/2017	$10,553	$11,074	$11,136
6/30/2017	$10,545	$11,034	$11,123
7/31/2017	$10,599	$11,123	$11,197
8/31/2017	$10,681	$11,208	$11,289
9/30/2017	$10,646	$11,151	$11,214
10/31/2017	$10,665	$11,178	$11,251
11/30/2017	$10,630	$11,118	$11,217
12/31/2017	$10,722	$11,235	$11,340
1/31/2018	$10,631	$11,102	$11,196
2/28/2018	$10,606	$11,069	$11,152
3/31/2018	$10,635	$11,110	$11,202
4/30/2018	$10,601	$11,070	$11,165
5/31/2018	$10,705	$11,197	$11,296
6/30/2018	$10,716	$11,207	$11,310
7/31/2018	$10,736	$11,234	$11,335
8/31/2018	$10,746	$11,263	$11,375
9/30/2018	$10,701	$11,190	$11,304
10/31/2018	$10,655	$11,121	$11,224
11/30/2018	$10,742	$11,244	$11,349
12/31/2018	$10,857	$11,379	$11,506
1/31/2019	$10,934	$11,465	$11,598
2/28/2019	$10,984	$11,526	$11,668
3/31/2019	$11,128	$11,708	$11,873
4/30/2019	$11,157	$11,752	$11,927
5/31/2019	$11,311	$11,914	$12,097
6/30/2019	$11,359	$11,958	$12,147
7/31/2019	$11,446	$12,055	$12,247
8/31/2019	$11,610	$12,245	$12,461
9/30/2019	$11,532	$12,147	$12,359
10/31/2019	$11,531	$12,168	$12,385
11/30/2019	$11,540	$12,199	$12,407
12/31/2019	$11,568	$12,236	$12,455
1/31/2020	$11,742	$12,456	$12,688
2/29/2020	$11,888	$12,617	$12,866
3/31/2020	$11,473	$12,159	$12,422
4/30/2020	$11,312	$12,006	$12,215
5/31/2020	$11,565	$12,388	$12,609
6/30/2020	$11,660	$12,490	$12,716
7/31/2020	$11,796	$12,701	$12,930
8/31/2020	$11,774	$12,641	$12,884
9/30/2020	$11,791	$12,644	$12,923
10/31/2020	$11,777	$12,606	$12,882
11/30/2020	$11,913	$12,796	$13,065
12/31/2020	$11,989	$12,874	$13,131
1/31/2021	$12,075	$12,956	$13,258
2/28/2021	$11,950	$12,750	$13,037
3/31/2021	$11,993	$12,829	$13,120
4/30/2021	$12,098	$12,936	$13,231
5/31/2021	$12,153	$12,975	$13,276
6/30/2021	$12,188	$13,010	$13,325
7/31/2021	$12,282	$13,118	$13,443
8/31/2021	$12,244	$13,070	$13,390
9/30/2021	$12,145	$12,976	$13,295
10/31/2021	$12,137	$12,938	$13,248
11/30/2021	$12,232	$13,048	$13,360
12/31/2021	$12,245	$13,069	$13,374
1/31/2022	$11,960	$12,711	$13,018
2/28/2022	$11,892	$12,666	$12,972
3/31/2022	$11,585	$12,255	$12,548
4/30/2022	$11,258	$11,916	$12,196
5/31/2022	$11,346	$12,093	$12,335
6/30/2022	$11,173	$11,895	$12,128
7/31/2022	$11,397	$12,210	$12,453
8/31/2022	$11,182	$11,942	$12,190
9/30/2022	$10,820	$11,484	$11,701
10/31/2022	$10,730	$11,388	$11,593
11/30/2022	$11,126	$11,921	$12,132
12/31/2022	$11,142	$11,955	$12,164
1/31/2023	$11,423	$12,298	$12,531
2/28/2023	$11,197	$12,020	$12,258
3/31/2023	$11,373	$12,287	$12,524
4/30/2023	$11,380	$12,259	$12,499
5/31/2023	$11,301	$12,153	$12,379
6/30/2023	$11,393	$12,274	$12,522
7/31/2023	$11,411	$12,323	$12,595
8/31/2023	$11,277	$12,146	$12,381
9/30/2023	$11,004	$11,790	$12,034
10/31/2023	$10,849	$11,689	$11,920
11/30/2023	$11,486	$12,431	$12,660
12/31/2023	$11,733	$12,720	$12,973
1/31/2024	$11,739	$12,655	$12,922
2/29/2024	$11,748	$12,671	$12,951
3/31/2024	$11,777	$12,671	$12,965
4/30/2024	$11,653	$12,514	$12,808
5/31/2024	$11,671	$12,477	$12,768
6/30/2024	$11,856	$12,669	$12,965

Pennsylvania Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$92,660,687
# of portfolio holdings	118
Portfolio turnover rate	10%
Total advisory fees paid	$218,953
	1 Year	5 Years	10 Years
Class A	4.06	0.86	2.19
Class A with Load	(0.62)	(0.07)	1.72
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Pennsylvania Municipal Bond Index	3.54	1.31	2.63

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.1
1-3 years	15.2
3-5 years	11.8
5-10 years	13.6
10-20 years	18.1
20-30 years	25.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12/1/2047	2.6
City of Philadelphia Water & Wastewater Revenue Series A, 5.00%, 10/1/2038	2.3
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group, 5.00%, 1/1/2028	2.3
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12/1/2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10/1/2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4/1/2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2042	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12/1/2053	1.8
Lehigh County Authority City Division Fund, 0.00%, 12/1/2030	1.7
Allegheny County Airport Authority Series A, 5.00%, 1/1/2051	1.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AA/Aa	30.3
A/A	39.4
BBB/Baa	22.3
BB/Ba	6.8
Not rated	0.6
CCC/Caa	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4301 06-24

Annual Shareholder Report

June 30, 2024

Pennsylvania Tax-Free Fund

Class C

EKVCX

This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$151	1.49%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, yield curve positioning, and security selection versus the performance benchmark, Bloomberg Pennsylvania Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,041	$10,018	$10,030
8/31/2014	$10,177	$10,139	$10,154
9/30/2014	$10,192	$10,149	$10,167
10/31/2014	$10,258	$10,219	$10,237
11/30/2014	$10,274	$10,236	$10,251
12/31/2014	$10,332	$10,288	$10,306
1/31/2015	$10,485	$10,470	$10,491
2/28/2015	$10,397	$10,362	$10,374
3/31/2015	$10,430	$10,392	$10,408
4/30/2015	$10,393	$10,338	$10,355
5/31/2015	$10,380	$10,309	$10,330
6/30/2015	$10,366	$10,300	$10,318
7/31/2015	$10,434	$10,375	$10,405
8/31/2015	$10,449	$10,395	$10,435
9/30/2015	$10,509	$10,470	$10,506
10/31/2015	$10,541	$10,512	$10,539
11/30/2015	$10,564	$10,554	$10,595
12/31/2015	$10,630	$10,628	$10,671
1/31/2016	$10,713	$10,755	$10,798
2/29/2016	$10,716	$10,771	$10,812
3/31/2016	$10,729	$10,806	$10,854
4/30/2016	$10,795	$10,885	$10,931
5/31/2016	$10,805	$10,915	$10,970
6/30/2016	$10,970	$11,088	$11,147
7/31/2016	$10,963	$11,095	$11,151
8/31/2016	$10,974	$11,110	$11,164
9/30/2016	$10,911	$11,054	$11,099
10/31/2016	$10,794	$10,938	$10,984
11/30/2016	$10,385	$10,531	$10,562
12/31/2016	$10,496	$10,654	$10,697
1/31/2017	$10,516	$10,724	$10,762
2/28/2017	$10,574	$10,799	$10,834
3/31/2017	$10,595	$10,822	$10,875
4/30/2017	$10,672	$10,901	$10,957
5/31/2017	$10,813	$11,074	$11,136
6/30/2017	$10,797	$11,034	$11,123
7/31/2017	$10,846	$11,123	$11,197
8/31/2017	$10,923	$11,208	$11,289
9/30/2017	$10,880	$11,151	$11,214
10/31/2017	$10,893	$11,178	$11,251
11/30/2017	$10,850	$11,118	$11,217
12/31/2017	$10,937	$11,235	$11,340
1/31/2018	$10,838	$11,102	$11,196
2/28/2018	$10,806	$11,069	$11,152
3/31/2018	$10,829	$11,110	$11,202
4/30/2018	$10,786	$11,070	$11,165
5/31/2018	$10,886	$11,197	$11,296
6/30/2018	$10,881	$11,207	$11,310
7/31/2018	$10,904	$11,234	$11,335
8/31/2018	$10,907	$11,263	$11,375
9/30/2018	$10,854	$11,190	$11,304
10/31/2018	$10,801	$11,121	$11,224
11/30/2018	$10,883	$11,244	$11,349
12/31/2018	$10,992	$11,379	$11,506
1/31/2019	$11,063	$11,465	$11,598
2/28/2019	$11,107	$11,526	$11,668
3/31/2019	$11,246	$11,708	$11,873
4/30/2019	$11,268	$11,752	$11,927
5/31/2019	$11,417	$11,914	$12,097
6/30/2019	$11,459	$11,958	$12,147
7/31/2019	$11,539	$12,055	$12,247
8/31/2019	$11,697	$12,245	$12,461
9/30/2019	$11,611	$12,147	$12,359
10/31/2019	$11,603	$12,168	$12,385
11/30/2019	$11,605	$12,199	$12,407
12/31/2019	$11,626	$12,236	$12,455
1/31/2020	$11,794	$12,456	$12,688
2/29/2020	$11,933	$12,617	$12,866
3/31/2020	$11,508	$12,159	$12,422
4/30/2020	$11,339	$12,006	$12,215
5/31/2020	$11,586	$12,388	$12,609
6/30/2020	$11,675	$12,490	$12,716
7/31/2020	$11,803	$12,701	$12,930
8/31/2020	$11,773	$12,641	$12,884
9/30/2020	$11,783	$12,644	$12,923
10/31/2020	$11,761	$12,606	$12,882
11/30/2020	$11,890	$12,796	$13,065
12/31/2020	$11,948	$12,874	$13,131
1/31/2021	$12,036	$12,956	$13,258
2/28/2021	$11,895	$12,750	$13,037
3/31/2021	$11,940	$12,829	$13,120
4/30/2021	$12,038	$12,936	$13,231
5/31/2021	$12,084	$12,975	$13,276
6/30/2021	$12,111	$13,010	$13,325
7/31/2021	$12,198	$13,118	$13,443
8/31/2021	$12,142	$13,070	$13,390
9/30/2021	$12,046	$12,976	$13,295
10/31/2021	$12,020	$12,938	$13,248
11/30/2021	$12,118	$13,048	$13,360
12/31/2021	$12,125	$13,069	$13,374
1/31/2022	$11,826	$12,711	$13,018
2/28/2022	$11,761	$12,666	$12,972
3/31/2022	$11,449	$12,255	$12,548
4/30/2022	$11,117	$11,916	$12,196
5/31/2022	$11,196	$12,093	$12,335
6/30/2022	$11,017	$11,895	$12,128
7/31/2022	$11,238	$12,210	$12,453
8/31/2022	$11,026	$11,942	$12,190
9/30/2022	$10,669	$11,484	$11,701
10/31/2022	$10,581	$11,388	$11,593
11/30/2022	$10,971	$11,921	$12,132
12/31/2022	$10,987	$11,955	$12,164
1/31/2023	$11,264	$12,298	$12,531
2/28/2023	$11,041	$12,020	$12,258
3/31/2023	$11,215	$12,287	$12,524
4/30/2023	$11,221	$12,259	$12,499
5/31/2023	$11,143	$12,153	$12,379
6/30/2023	$11,234	$12,274	$12,522
7/31/2023	$11,251	$12,323	$12,595
8/31/2023	$11,120	$12,146	$12,381
9/30/2023	$10,850	$11,790	$12,034
10/31/2023	$10,697	$11,689	$11,920
11/30/2023	$11,326	$12,431	$12,660
12/31/2023	$11,569	$12,720	$12,973
1/31/2024	$11,575	$12,655	$12,922
2/29/2024	$11,584	$12,671	$12,951
3/31/2024	$11,612	$12,671	$12,965
4/30/2024	$11,490	$12,514	$12,808
5/31/2024	$11,508	$12,477	$12,768
6/30/2024	$11,691	$12,669	$12,965

Pennsylvania Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$92,660,687
# of portfolio holdings	118
Portfolio turnover rate	10%
Total advisory fees paid	$218,953
	1 Year	5 Years	10 Years
Class C	3.29	0.10	1.57
Class C with Load	2.29	0.10	1.57
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Pennsylvania Municipal Bond Index	3.54	1.31	2.63

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.1
1-3 years	15.2
3-5 years	11.8
5-10 years	13.6
10-20 years	18.1
20-30 years	25.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12/1/2047	2.6
City of Philadelphia Water & Wastewater Revenue Series A, 5.00%, 10/1/2038	2.3
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group, 5.00%, 1/1/2028	2.3
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12/1/2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10/1/2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4/1/2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2042	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12/1/2053	1.8
Lehigh County Authority City Division Fund, 0.00%, 12/1/2030	1.7
Allegheny County Airport Authority Series A, 5.00%, 1/1/2051	1.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AA/Aa	30.3
A/A	39.4
BBB/Baa	22.3
BB/Ba	6.8
Not rated	0.6
CCC/Caa	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0416 06-24

Annual Shareholder Report

June 30, 2024

Pennsylvania Tax-Free Fund

Institutional Class

EKVYX

This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$50	0.49%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, yield curve positioning, and security selection versus the performance benchmark, Bloomberg Pennsylvania Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,050	$10,018	$10,030
8/31/2014	$10,194	$10,139	$10,154
9/30/2014	$10,217	$10,149	$10,167
10/31/2014	$10,293	$10,219	$10,237
11/30/2014	$10,316	$10,236	$10,251
12/31/2014	$10,383	$10,288	$10,306
1/31/2015	$10,547	$10,470	$10,491
2/28/2015	$10,466	$10,362	$10,374
3/31/2015	$10,507	$10,392	$10,408
4/30/2015	$10,479	$10,338	$10,355
5/31/2015	$10,475	$10,309	$10,330
6/30/2015	$10,470	$10,300	$10,318
7/31/2015	$10,547	$10,375	$10,405
8/31/2015	$10,571	$10,395	$10,435
9/30/2015	$10,640	$10,470	$10,506
10/31/2015	$10,682	$10,512	$10,539
11/30/2015	$10,723	$10,554	$10,595
12/31/2015	$10,790	$10,628	$10,671
1/31/2016	$10,892	$10,755	$10,798
2/29/2016	$10,905	$10,771	$10,812
3/31/2016	$10,927	$10,806	$10,854
4/30/2016	$10,993	$10,885	$10,931
5/31/2016	$11,013	$10,915	$10,970
6/30/2016	$11,191	$11,088	$11,147
7/31/2016	$11,193	$11,095	$11,151
8/31/2016	$11,213	$11,110	$11,164
9/30/2016	$11,159	$11,054	$11,099
10/31/2016	$11,048	$10,938	$10,984
11/30/2016	$10,639	$10,531	$10,562
12/31/2016	$10,762	$10,654	$10,697
1/31/2017	$10,791	$10,724	$10,762
2/28/2017	$10,860	$10,799	$10,834
3/31/2017	$10,900	$10,822	$10,875
4/30/2017	$10,978	$10,901	$10,957
5/31/2017	$11,132	$11,074	$11,136
6/30/2017	$11,125	$11,034	$11,123
7/31/2017	$11,185	$11,123	$11,197
8/31/2017	$11,274	$11,208	$11,289
9/30/2017	$11,239	$11,151	$11,214
10/31/2017	$11,261	$11,178	$11,251
11/30/2017	$11,227	$11,118	$11,217
12/31/2017	$11,327	$11,235	$11,340
1/31/2018	$11,233	$11,102	$11,196
2/28/2018	$11,209	$11,069	$11,152
3/31/2018	$11,242	$11,110	$11,202
4/30/2018	$11,208	$11,070	$11,165
5/31/2018	$11,320	$11,197	$11,296
6/30/2018	$11,334	$11,207	$11,310
7/31/2018	$11,358	$11,234	$11,335
8/31/2018	$11,371	$11,263	$11,375
9/30/2018	$11,325	$11,190	$11,304
10/31/2018	$11,280	$11,121	$11,224
11/30/2018	$11,374	$11,244	$11,349
12/31/2018	$11,498	$11,379	$11,506
1/31/2019	$11,582	$11,465	$11,598
2/28/2019	$11,637	$11,526	$11,668
3/31/2019	$11,792	$11,708	$11,873
4/30/2019	$11,825	$11,752	$11,927
5/31/2019	$11,991	$11,914	$12,097
6/30/2019	$12,045	$11,958	$12,147
7/31/2019	$12,139	$12,055	$12,247
8/31/2019	$12,315	$12,245	$12,461
9/30/2019	$12,235	$12,147	$12,359
10/31/2019	$12,237	$12,168	$12,385
11/30/2019	$12,250	$12,199	$12,407
12/31/2019	$12,282	$12,236	$12,455
1/31/2020	$12,480	$12,456	$12,688
2/29/2020	$12,626	$12,617	$12,866
3/31/2020	$12,188	$12,159	$12,422
4/30/2020	$12,019	$12,006	$12,215
5/31/2020	$12,290	$12,388	$12,609
6/30/2020	$12,395	$12,490	$12,716
7/31/2020	$12,542	$12,701	$12,930
8/31/2020	$12,520	$12,641	$12,884
9/30/2020	$12,541	$12,644	$12,923
10/31/2020	$12,529	$12,606	$12,882
11/30/2020	$12,676	$12,796	$13,065
12/31/2020	$12,760	$12,874	$13,131
1/31/2021	$12,853	$12,956	$13,258
2/28/2021	$12,723	$12,750	$13,037
3/31/2021	$12,772	$12,829	$13,120
4/30/2021	$12,887	$12,936	$13,231
5/31/2021	$12,947	$12,975	$13,276
6/30/2021	$12,987	$13,010	$13,325
7/31/2021	$13,090	$13,118	$13,443
8/31/2021	$13,053	$13,070	$13,390
9/30/2021	$12,949	$12,976	$13,295
10/31/2021	$12,944	$12,938	$13,248
11/30/2021	$13,048	$13,048	$13,360
12/31/2021	$13,065	$13,069	$13,374
1/31/2022	$12,763	$12,711	$13,018
2/28/2022	$12,693	$12,666	$12,972
3/31/2022	$12,368	$12,255	$12,548
4/30/2022	$12,022	$11,916	$12,196
5/31/2022	$12,118	$12,093	$12,335
6/30/2022	$11,936	$11,895	$12,128
7/31/2022	$12,177	$12,210	$12,453
8/31/2022	$11,950	$11,942	$12,190
9/30/2022	$11,566	$11,484	$11,701
10/31/2022	$11,472	$11,388	$11,593
11/30/2022	$11,898	$11,921	$12,132
12/31/2022	$11,918	$11,955	$12,164
1/31/2023	$12,220	$12,298	$12,531
2/28/2023	$11,981	$12,020	$12,258
3/31/2023	$12,172	$12,287	$12,524
4/30/2023	$12,182	$12,259	$12,499
5/31/2023	$12,100	$12,153	$12,379
6/30/2023	$12,201	$12,274	$12,522
7/31/2023	$12,222	$12,323	$12,595
8/31/2023	$12,082	$12,146	$12,381
9/30/2023	$11,792	$11,790	$12,034
10/31/2023	$11,628	$11,689	$11,920
11/30/2023	$12,313	$12,431	$12,660
12/31/2023	$12,580	$12,720	$12,973
1/31/2024	$12,602	$12,655	$12,922
2/29/2024	$12,601	$12,671	$12,951
3/31/2024	$12,635	$12,671	$12,965
4/30/2024	$12,505	$12,514	$12,808
5/31/2024	$12,528	$12,477	$12,768
6/30/2024	$12,729	$12,669	$12,965

Pennsylvania Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$92,660,687
# of portfolio holdings	118
Portfolio turnover rate	10%
Total advisory fees paid	$218,953
	1 Year	5 Years	10 Years
Institutional Class	4.32	1.11	2.44
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Pennsylvania Municipal Bond Index	3.54	1.31	2.63

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.1
1-3 years	15.2
3-5 years	11.8
5-10 years	13.6
10-20 years	18.1
20-30 years	25.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12/1/2047	2.6
City of Philadelphia Water & Wastewater Revenue Series A, 5.00%, 10/1/2038	2.3
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group, 5.00%, 1/1/2028	2.3
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12/1/2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10/1/2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4/1/2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2042	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12/1/2053	1.8
Lehigh County Authority City Division Fund, 0.00%, 12/1/2030	1.7
Allegheny County Airport Authority Series A, 5.00%, 1/1/2051	1.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AA/Aa	30.3
A/A	39.4
BBB/Baa	22.3
BB/Ba	6.8
Not rated	0.6
CCC/Caa	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0216 06-24

Annual Shareholder Report

June 30, 2024

Short-Term Municipal Bond Fund

Administrator Class

WSTMX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, duration/yield curve positioning, and security selection versus the performance benchmark, Bloomberg 1-3 Year Composite Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg 1-3 Year Composite Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,998	$10,018	$10,004
8/31/2014	$10,025	$10,139	$10,019
9/30/2014	$10,023	$10,149	$10,019
10/31/2014	$10,030	$10,219	$10,026
11/30/2014	$10,037	$10,236	$10,032
12/31/2014	$10,033	$10,288	$10,015
1/31/2015	$10,060	$10,470	$10,056
2/28/2015	$10,057	$10,362	$10,047
3/31/2015	$10,044	$10,392	$10,046
4/30/2015	$10,042	$10,338	$10,044
5/31/2015	$10,019	$10,309	$10,034
6/30/2015	$10,017	$10,300	$10,045
7/31/2015	$10,036	$10,375	$10,069
8/31/2015	$10,034	$10,395	$10,083
9/30/2015	$10,044	$10,470	$10,107
10/31/2015	$10,064	$10,512	$10,125
11/30/2015	$10,073	$10,554	$10,108
12/31/2015	$10,079	$10,628	$10,104
1/31/2016	$10,109	$10,755	$10,152
2/29/2016	$10,108	$10,771	$10,179
3/31/2016	$10,098	$10,806	$10,159
4/30/2016	$10,129	$10,885	$10,178
5/31/2016	$10,129	$10,915	$10,176
6/30/2016	$10,160	$11,088	$10,211
7/31/2016	$10,180	$11,095	$10,235
8/31/2016	$10,180	$11,110	$10,221
9/30/2016	$10,169	$11,054	$10,189
10/31/2016	$10,159	$10,938	$10,187
11/30/2016	$10,056	$10,531	$10,099
12/31/2016	$10,057	$10,654	$10,124
1/31/2017	$10,089	$10,724	$10,178
2/28/2017	$10,111	$10,799	$10,224
3/31/2017	$10,111	$10,822	$10,223
4/30/2017	$10,144	$10,901	$10,246
5/31/2017	$10,176	$11,074	$10,283
6/30/2017	$10,177	$11,034	$10,264
7/31/2017	$10,209	$11,123	$10,298
8/31/2017	$10,240	$11,208	$10,332
9/30/2017	$10,240	$11,151	$10,309
10/31/2017	$10,251	$11,178	$10,308
11/30/2017	$10,220	$11,118	$10,235
12/31/2017	$10,231	$11,235	$10,250
1/31/2018	$10,233	$11,102	$10,271
2/28/2018	$10,235	$11,069	$10,282
3/31/2018	$10,237	$11,110	$10,275
4/30/2018	$10,240	$11,070	$10,255
5/31/2018	$10,274	$11,197	$10,300
6/30/2018	$10,298	$11,207	$10,338
7/31/2018	$10,310	$11,234	$10,366
8/31/2018	$10,323	$11,263	$10,362
9/30/2018	$10,305	$11,190	$10,331
10/31/2018	$10,298	$11,121	$10,333
11/30/2018	$10,334	$11,244	$10,375
12/31/2018	$10,380	$11,379	$10,429
1/31/2019	$10,416	$11,465	$10,474
2/28/2019	$10,442	$11,526	$10,503
3/31/2019	$10,477	$11,708	$10,541
4/30/2019	$10,493	$11,752	$10,545
5/31/2019	$10,529	$11,914	$10,598
6/30/2019	$10,566	$11,958	$10,639
7/31/2019	$10,601	$12,055	$10,687
8/31/2019	$10,626	$12,245	$10,708
9/30/2019	$10,598	$12,147	$10,669
10/31/2019	$10,622	$12,168	$10,708
11/30/2019	$10,636	$12,199	$10,730
12/31/2019	$10,660	$12,236	$10,749
1/31/2020	$10,715	$12,456	$10,803
2/29/2020	$10,750	$12,617	$10,833
3/31/2020	$10,559	$12,159	$10,732
4/30/2020	$10,550	$12,006	$10,751
5/31/2020	$10,659	$12,388	$10,909
6/30/2020	$10,713	$12,490	$10,920
7/31/2020	$10,768	$12,701	$10,966
8/31/2020	$10,780	$12,641	$10,967
9/30/2020	$10,791	$12,644	$10,977
10/31/2020	$10,792	$12,606	$10,964
11/30/2020	$10,824	$12,796	$10,986
12/31/2020	$10,858	$12,874	$11,003
1/31/2021	$10,880	$12,956	$11,025
2/28/2021	$10,837	$12,750	$11,003
3/31/2021	$10,859	$12,829	$11,022
4/30/2021	$10,880	$12,936	$11,039
5/31/2021	$10,890	$12,975	$11,042
6/30/2021	$10,890	$13,010	$11,042
7/31/2021	$10,910	$13,118	$11,068
8/31/2021	$10,909	$13,070	$11,065
9/30/2021	$10,875	$12,976	$11,047
10/31/2021	$10,864	$12,938	$11,038
11/30/2021	$10,886	$13,048	$11,041
12/31/2021	$10,875	$13,069	$11,042
1/31/2022	$10,754	$12,711	$10,914
2/28/2022	$10,721	$12,666	$10,892
3/31/2022	$10,610	$12,255	$10,756
4/30/2022	$10,510	$11,916	$10,681
5/31/2022	$10,576	$12,093	$10,786
6/30/2022	$10,555	$11,895	$10,783
7/31/2022	$10,644	$12,210	$10,873
8/31/2022	$10,558	$11,942	$10,758
9/30/2022	$10,427	$11,484	$10,616
10/31/2022	$10,409	$11,388	$10,621
11/30/2022	$10,558	$11,921	$10,786
12/31/2022	$10,573	$11,955	$10,792
1/31/2023	$10,688	$12,298	$10,912
2/28/2023	$10,594	$12,020	$10,781
3/31/2023	$10,699	$12,287	$10,922
4/30/2023	$10,682	$12,259	$10,880
5/31/2023	$10,655	$12,153	$10,842
6/30/2023	$10,708	$12,274	$10,902
7/31/2023	$10,727	$12,323	$10,926
8/31/2023	$10,725	$12,146	$10,917
9/30/2023	$10,644	$11,790	$10,841
10/31/2023	$10,643	$11,689	$10,863
11/30/2023	$10,859	$12,431	$11,077
12/31/2023	$10,950	$12,720	$11,162
1/31/2024	$10,960	$12,655	$11,148
2/29/2024	$10,982	$12,671	$11,163
3/31/2024	$10,992	$12,671	$11,153
4/30/2024	$10,980	$12,514	$11,133
5/31/2024	$10,991	$12,477	$11,143
6/30/2024	$11,070	$12,669	$11,219

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,718,746,476
# of portfolio holdings	721
Portfolio turnover rate	24%
Total advisory fees paid	$5,579,723
	1 Year	5 Years	10 Years
Administrator Class	3.38	0.94	1.02
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	33.6
1-3 years	36.2
3-5 years	16.9
5-10 years	11.8
10-20 years	1.0
20-30 years	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.7
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	1.2
Michigan Strategic Fund Consumers Energy Co., 1.80%, 10/1/2049	1.1
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2/15/2051	1.1
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11/15/2053	1.0
Minnesota Municipal Gas Agency Series B, 4.58%, 12/1/2052	0.9
State of Illinois Series B, 5.00%, 5/1/2030	0.9
Tohopekaliga Water Authority, 5.00%, 10/1/2025	0.8
Parish of St. John the Baptist Marathon Oil Corp. Series A-2, 2.10%, 6/1/2037	0.8
New York Transportation Development Corp. Delta Air Lines, Inc., 5.00%, 1/1/2025	0.8

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	7.5
AA/Aa	26.5
A/A	40.9
BBB/Baa	16.2
BB/Ba	3.1
B/B	0.4
CCC/Caa and below	0.1
Not rated	5.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3763 06-24

Annual Shareholder Report

June 30, 2024

Short-Term Municipal Bond Fund

Class A

WSMAX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$64	0.63%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, duration/yield curve positioning, and security selection versus the performance benchmark, Bloomberg 1-3 Year Composite Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg 1-3 Year Composite Municipal Bond Index
6/30/2014	$9,800	$10,000	$10,000
7/31/2014	$9,798	$10,018	$10,004
8/31/2014	$9,824	$10,139	$10,019
9/30/2014	$9,832	$10,149	$10,019
10/31/2014	$9,839	$10,219	$10,026
11/30/2014	$9,836	$10,236	$10,032
12/31/2014	$9,842	$10,288	$10,015
1/31/2015	$9,868	$10,470	$10,056
2/28/2015	$9,866	$10,362	$10,047
3/31/2015	$9,843	$10,392	$10,046
4/30/2015	$9,841	$10,338	$10,044
5/31/2015	$9,829	$10,309	$10,034
6/30/2015	$9,827	$10,300	$10,045
7/31/2015	$9,845	$10,375	$10,069
8/31/2015	$9,843	$10,395	$10,083
9/30/2015	$9,862	$10,470	$10,107
10/31/2015	$9,891	$10,512	$10,125
11/30/2015	$9,889	$10,554	$10,108
12/31/2015	$9,895	$10,628	$10,104
1/31/2016	$9,924	$10,755	$10,152
2/29/2016	$9,933	$10,771	$10,179
3/31/2016	$9,923	$10,806	$10,159
4/30/2016	$9,943	$10,885	$10,178
5/31/2016	$9,943	$10,915	$10,176
6/30/2016	$9,973	$11,088	$10,211
7/31/2016	$9,992	$11,095	$10,235
8/31/2016	$10,001	$11,110	$10,221
9/30/2016	$9,981	$11,054	$10,189
10/31/2016	$9,981	$10,938	$10,187
11/30/2016	$9,870	$10,531	$10,099
12/31/2016	$9,870	$10,654	$10,124
1/31/2017	$9,901	$10,724	$10,178
2/28/2017	$9,922	$10,799	$10,224
3/31/2017	$9,933	$10,822	$10,223
4/30/2017	$9,964	$10,901	$10,246
5/31/2017	$9,985	$11,074	$10,283
6/30/2017	$9,986	$11,034	$10,264
7/31/2017	$10,018	$11,123	$10,298
8/31/2017	$10,048	$11,208	$10,332
9/30/2017	$10,048	$11,151	$10,309
10/31/2017	$10,058	$11,178	$10,308
11/30/2017	$10,037	$11,118	$10,235
12/31/2017	$10,038	$11,235	$10,250
1/31/2018	$10,050	$11,102	$10,271
2/28/2018	$10,052	$11,069	$10,282
3/31/2018	$10,043	$11,110	$10,275
4/30/2018	$10,046	$11,070	$10,255
5/31/2018	$10,079	$11,197	$10,300
6/30/2018	$10,102	$11,207	$10,338
7/31/2018	$10,124	$11,234	$10,366
8/31/2018	$10,126	$11,263	$10,362
9/30/2018	$10,109	$11,190	$10,331
10/31/2018	$10,101	$11,121	$10,333
11/30/2018	$10,147	$11,244	$10,375
12/31/2018	$10,181	$11,379	$10,429
1/31/2019	$10,216	$11,465	$10,474
2/28/2019	$10,241	$11,526	$10,503
3/31/2019	$10,276	$11,708	$10,541
4/30/2019	$10,291	$11,752	$10,545
5/31/2019	$10,336	$11,914	$10,598
6/30/2019	$10,362	$11,958	$10,639
7/31/2019	$10,396	$12,055	$10,687
8/31/2019	$10,420	$12,245	$10,708
9/30/2019	$10,403	$12,147	$10,669
10/31/2019	$10,427	$12,168	$10,708
11/30/2019	$10,440	$12,199	$10,730
12/31/2019	$10,453	$12,236	$10,749
1/31/2020	$10,507	$12,456	$10,803
2/29/2020	$10,540	$12,617	$10,833
3/31/2020	$10,353	$12,159	$10,732
4/30/2020	$10,344	$12,006	$10,751
5/31/2020	$10,461	$12,388	$10,909
6/30/2020	$10,514	$12,490	$10,920
7/31/2020	$10,557	$12,701	$10,966
8/31/2020	$10,579	$12,641	$10,967
9/30/2020	$10,590	$12,644	$10,977
10/31/2020	$10,579	$12,606	$10,964
11/30/2020	$10,622	$12,796	$10,986
12/31/2020	$10,644	$12,874	$11,003
1/31/2021	$10,676	$12,956	$11,025
2/28/2021	$10,634	$12,750	$11,003
3/31/2021	$10,644	$12,829	$11,022
4/30/2021	$10,665	$12,936	$11,039
5/31/2021	$10,674	$12,975	$11,042
6/30/2021	$10,674	$13,010	$11,042
7/31/2021	$10,704	$13,118	$11,068
8/31/2021	$10,692	$13,070	$11,065
9/30/2021	$10,669	$12,976	$11,047
10/31/2021	$10,655	$12,938	$11,038
11/30/2021	$10,664	$13,048	$11,041
12/31/2021	$10,662	$13,069	$11,042
1/31/2022	$10,540	$12,711	$10,914
2/28/2022	$10,507	$12,666	$10,892
3/31/2022	$10,398	$12,255	$10,756
4/30/2022	$10,300	$11,916	$10,681
5/31/2022	$10,375	$12,093	$10,786
6/30/2022	$10,343	$11,895	$10,783
7/31/2022	$10,431	$12,210	$10,873
8/31/2022	$10,346	$11,942	$10,758
9/30/2022	$10,218	$11,484	$10,616
10/31/2022	$10,200	$11,388	$10,621
11/30/2022	$10,345	$11,921	$10,786
12/31/2022	$10,360	$11,955	$10,792
1/31/2023	$10,484	$12,298	$10,912
2/28/2023	$10,379	$12,020	$10,781
3/31/2023	$10,483	$12,287	$10,922
4/30/2023	$10,477	$12,259	$10,880
5/31/2023	$10,449	$12,153	$10,842
6/30/2023	$10,501	$12,274	$10,902
7/31/2023	$10,520	$12,323	$10,926
8/31/2023	$10,506	$12,146	$10,917
9/30/2023	$10,438	$11,790	$10,841
10/31/2023	$10,437	$11,689	$10,863
11/30/2023	$10,637	$12,431	$11,077
12/31/2023	$10,737	$12,720	$11,162
1/31/2024	$10,735	$12,655	$11,148
2/29/2024	$10,757	$12,671	$11,163
3/31/2024	$10,778	$12,671	$11,153
4/30/2024	$10,755	$12,514	$11,133
5/31/2024	$10,764	$12,477	$11,143
6/30/2024	$10,842	$12,669	$11,219

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,718,746,476
# of portfolio holdings	721
Portfolio turnover rate	24%
Total advisory fees paid	$5,579,723
	1 Year	5 Years	10 Years
Class A	3.24	0.91	1.02
Class A with Load	1.17	0.50	0.81
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	33.6
1-3 years	36.2
3-5 years	16.9
5-10 years	11.8
10-20 years	1.0
20-30 years	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.7
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	1.2
Michigan Strategic Fund Consumers Energy Co., 1.80%, 10/1/2049	1.1
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2/15/2051	1.1
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11/15/2053	1.0
Minnesota Municipal Gas Agency Series B, 4.58%, 12/1/2052	0.9
State of Illinois Series B, 5.00%, 5/1/2030	0.9
Tohopekaliga Water Authority, 5.00%, 10/1/2025	0.8
Parish of St. John the Baptist Marathon Oil Corp. Series A-2, 2.10%, 6/1/2037	0.8
New York Transportation Development Corp. Delta Air Lines, Inc., 5.00%, 1/1/2025	0.8

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	7.5
AA/Aa	26.5
A/A	40.9
BBB/Baa	16.2
BB/Ba	3.1
B/B	0.4
CCC/Caa and below	0.1
Not rated	5.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3330 06-24

Annual Shareholder Report

June 30, 2024

Short-Term Municipal Bond Fund

Class C

WSSCX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$140	1.38%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, duration/yield curve positioning, and security selection versus the performance benchmark, Bloomberg 1-3 Year Composite Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg 1-3 Year Composite Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,991	$10,018	$10,004
8/31/2014	$10,012	$10,139	$10,019
9/30/2014	$10,014	$10,149	$10,019
10/31/2014	$10,015	$10,219	$10,026
11/30/2014	$10,006	$10,236	$10,032
12/31/2014	$10,005	$10,288	$10,015
1/31/2015	$10,025	$10,470	$10,056
2/28/2015	$10,017	$10,362	$10,047
3/31/2015	$9,998	$10,392	$10,046
4/30/2015	$9,979	$10,338	$10,044
5/31/2015	$9,960	$10,309	$10,034
6/30/2015	$9,952	$10,300	$10,045
7/31/2015	$9,964	$10,375	$10,069
8/31/2015	$9,957	$10,395	$10,083
9/30/2015	$9,969	$10,470	$10,107
10/31/2015	$9,992	$10,512	$10,125
11/30/2015	$9,985	$10,554	$10,108
12/31/2015	$9,984	$10,628	$10,104
1/31/2016	$10,006	$10,755	$10,152
2/29/2016	$10,010	$10,771	$10,179
3/31/2016	$9,993	$10,806	$10,159
4/30/2016	$10,008	$10,885	$10,178
5/31/2016	$10,011	$10,915	$10,176
6/30/2016	$10,025	$11,088	$10,211
7/31/2016	$10,048	$11,095	$10,235
8/31/2016	$10,041	$11,110	$10,221
9/30/2016	$10,015	$11,054	$10,189
10/31/2016	$10,008	$10,938	$10,187
11/30/2016	$9,890	$10,531	$10,099
12/31/2016	$9,884	$10,654	$10,124
1/31/2017	$9,909	$10,724	$10,178
2/28/2017	$9,925	$10,799	$10,224
3/31/2017	$9,929	$10,822	$10,223
4/30/2017	$9,954	$10,901	$10,246
5/31/2017	$9,969	$11,074	$10,283
6/30/2017	$9,964	$11,034	$10,264
7/31/2017	$9,989	$11,123	$10,298
8/31/2017	$10,023	$11,208	$10,332
9/30/2017	$10,006	$11,151	$10,309
10/31/2017	$10,010	$11,178	$10,308
11/30/2017	$9,983	$11,118	$10,235
12/31/2017	$9,977	$11,235	$10,250
1/31/2018	$9,983	$11,102	$10,271
2/28/2018	$9,979	$11,069	$10,282
3/31/2018	$9,974	$11,110	$10,275
4/30/2018	$9,961	$11,070	$10,255
5/31/2018	$9,987	$11,197	$10,300
6/30/2018	$10,004	$11,207	$10,338
7/31/2018	$10,020	$11,234	$10,366
8/31/2018	$10,015	$11,263	$10,362
9/30/2018	$9,992	$11,190	$10,331
10/31/2018	$9,988	$11,121	$10,333
11/30/2018	$10,017	$11,244	$10,375
12/31/2018	$10,045	$11,379	$10,429
1/31/2019	$10,072	$11,465	$10,474
2/28/2019	$10,091	$11,526	$10,503
3/31/2019	$10,129	$11,708	$10,541
4/30/2019	$10,127	$11,752	$10,545
5/31/2019	$10,166	$11,914	$10,598
6/30/2019	$10,184	$11,958	$10,639
7/31/2019	$10,212	$12,055	$10,687
8/31/2019	$10,229	$12,245	$10,708
9/30/2019	$10,206	$12,147	$10,669
10/31/2019	$10,223	$12,168	$10,708
11/30/2019	$10,230	$12,199	$10,730
12/31/2019	$10,236	$12,236	$10,749
1/31/2020	$10,282	$12,456	$10,803
2/29/2020	$10,308	$12,617	$10,833
3/31/2020	$10,119	$12,159	$10,732
4/30/2020	$10,104	$12,006	$10,751
5/31/2020	$10,211	$12,388	$10,909
6/30/2020	$10,256	$12,490	$10,920
7/31/2020	$10,303	$12,701	$10,966
8/31/2020	$10,307	$12,641	$10,967
9/30/2020	$10,311	$12,644	$10,977
10/31/2020	$10,294	$12,606	$10,964
11/30/2020	$10,329	$12,796	$10,986
12/31/2020	$10,344	$12,874	$11,003
1/31/2021	$10,368	$12,956	$11,025
2/28/2021	$10,321	$12,750	$11,003
3/31/2021	$10,325	$12,829	$11,022
4/30/2021	$10,339	$12,936	$11,039
5/31/2021	$10,341	$12,975	$11,042
6/30/2021	$10,334	$13,010	$11,042
7/31/2021	$10,357	$13,118	$11,068
8/31/2021	$10,339	$13,070	$11,065
9/30/2021	$10,310	$12,976	$11,047
10/31/2021	$10,290	$12,938	$11,038
11/30/2021	$10,292	$13,048	$11,041
12/31/2021	$10,283	$13,069	$11,042
1/31/2022	$10,160	$12,711	$10,914
2/28/2022	$10,122	$12,666	$10,892
3/31/2022	$10,010	$12,255	$10,756
4/30/2022	$9,910	$11,916	$10,681
5/31/2022	$9,976	$12,093	$10,786
6/30/2022	$9,939	$11,895	$10,783
7/31/2022	$10,023	$12,210	$10,873
8/31/2022	$9,942	$11,942	$10,758
9/30/2022	$9,819	$11,484	$10,616
10/31/2022	$9,801	$11,388	$10,621
11/30/2022	$9,941	$11,921	$10,786
12/31/2022	$9,955	$11,955	$10,792
1/31/2023	$10,074	$12,298	$10,912
2/28/2023	$9,974	$12,020	$10,781
3/31/2023	$10,073	$12,287	$10,922
4/30/2023	$10,067	$12,259	$10,880
5/31/2023	$10,041	$12,153	$10,842
6/30/2023	$10,091	$12,274	$10,902
7/31/2023	$10,109	$12,323	$10,926
8/31/2023	$10,096	$12,146	$10,917
9/30/2023	$10,030	$11,790	$10,841
10/31/2023	$10,029	$11,689	$10,863
11/30/2023	$10,221	$12,431	$11,077
12/31/2023	$10,317	$12,720	$11,162
1/31/2024	$10,316	$12,655	$11,148
2/29/2024	$10,337	$12,671	$11,163
3/31/2024	$10,356	$12,671	$11,153
4/30/2024	$10,334	$12,514	$11,133
5/31/2024	$10,344	$12,477	$11,143
6/30/2024	$10,418	$12,669	$11,219

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,718,746,476
# of portfolio holdings	721
Portfolio turnover rate	24%
Total advisory fees paid	$5,579,723
	1 Year	5 Years	10 Years
Class C	2.47	0.15	0.41
Class C with Load	1.47	0.15	0.41
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	33.6
1-3 years	36.2
3-5 years	16.9
5-10 years	11.8
10-20 years	1.0
20-30 years	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.7
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	1.2
Michigan Strategic Fund Consumers Energy Co., 1.80%, 10/1/2049	1.1
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2/15/2051	1.1
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11/15/2053	1.0
Minnesota Municipal Gas Agency Series B, 4.58%, 12/1/2052	0.9
State of Illinois Series B, 5.00%, 5/1/2030	0.9
Tohopekaliga Water Authority, 5.00%, 10/1/2025	0.8
Parish of St. John the Baptist Marathon Oil Corp. Series A-2, 2.10%, 6/1/2037	0.8
New York Transportation Development Corp. Delta Air Lines, Inc., 5.00%, 1/1/2025	0.8

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	7.5
AA/Aa	26.5
A/A	40.9
BBB/Baa	16.2
BB/Ba	3.1
B/B	0.4
CCC/Caa and below	0.1
Not rated	5.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3509 06-24

Annual Shareholder Report

June 30, 2024

Short-Term Municipal Bond Fund

Class R6

WSSRX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$36	0.35%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, duration/yield curve positioning, and security selection versus the performance benchmark, Bloomberg 1-3 Year Composite Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class R6	Bloomberg Municipal Bond Index	Bloomberg 1-3 Year Composite Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,999	$10,018	$10,004
8/31/2014	$10,028	$10,139	$10,019
9/30/2014	$10,028	$10,149	$10,019
10/31/2014	$10,047	$10,219	$10,026
11/30/2014	$10,046	$10,236	$10,032
12/31/2014	$10,053	$10,288	$10,015
1/31/2015	$10,082	$10,470	$10,056
2/28/2015	$10,071	$10,362	$10,047
3/31/2015	$10,059	$10,392	$10,046
4/30/2015	$10,058	$10,338	$10,044
5/31/2015	$10,048	$10,309	$10,034
6/30/2015	$10,047	$10,300	$10,045
7/31/2015	$10,057	$10,375	$10,069
8/31/2015	$10,068	$10,395	$10,083
9/30/2015	$10,089	$10,470	$10,107
10/31/2015	$10,119	$10,512	$10,125
11/30/2015	$10,120	$10,554	$10,108
12/31/2015	$10,128	$10,628	$10,104
1/31/2016	$10,159	$10,755	$10,152
2/29/2016	$10,161	$10,771	$10,179
3/31/2016	$10,162	$10,806	$10,159
4/30/2016	$10,185	$10,885	$10,178
5/31/2016	$10,187	$10,915	$10,176
6/30/2016	$10,219	$11,088	$10,211
7/31/2016	$10,241	$11,095	$10,235
8/31/2016	$10,253	$11,110	$10,221
9/30/2016	$10,234	$11,054	$10,189
10/31/2016	$10,235	$10,938	$10,187
11/30/2016	$10,124	$10,531	$10,099
12/31/2016	$10,126	$10,654	$10,124
1/31/2017	$10,160	$10,724	$10,178
2/28/2017	$10,183	$10,799	$10,224
3/31/2017	$10,196	$10,822	$10,223
4/30/2017	$10,230	$10,901	$10,246
5/31/2017	$10,254	$11,074	$10,283
6/30/2017	$10,257	$11,034	$10,264
7/31/2017	$10,291	$11,123	$10,298
8/31/2017	$10,324	$11,208	$10,332
9/30/2017	$10,326	$11,151	$10,309
10/31/2017	$10,338	$11,178	$10,308
11/30/2017	$10,319	$11,118	$10,235
12/31/2017	$10,322	$11,235	$10,250
1/31/2018	$10,336	$11,102	$10,271
2/28/2018	$10,340	$11,069	$10,282
3/31/2018	$10,333	$11,110	$10,275
4/30/2018	$10,338	$11,070	$10,255
5/31/2018	$10,374	$11,197	$10,300
6/30/2018	$10,399	$11,207	$10,338
7/31/2018	$10,425	$11,234	$10,366
8/31/2018	$10,429	$11,263	$10,362
9/30/2018	$10,414	$11,190	$10,331
10/31/2018	$10,419	$11,121	$10,333
11/30/2018	$10,457	$11,244	$10,375
12/31/2018	$10,496	$11,379	$10,429
1/31/2019	$10,534	$11,465	$10,474
2/28/2019	$10,562	$11,526	$10,503
3/31/2019	$10,600	$11,708	$10,541
4/30/2019	$10,618	$11,752	$10,545
5/31/2019	$10,668	$11,914	$10,598
6/30/2019	$10,696	$11,958	$10,639
7/31/2019	$10,735	$12,055	$10,687
8/31/2019	$10,762	$12,245	$10,708
9/30/2019	$10,746	$12,147	$10,669
10/31/2019	$10,774	$12,168	$10,708
11/30/2019	$10,790	$12,199	$10,730
12/31/2019	$10,806	$12,236	$10,749
1/31/2020	$10,864	$12,456	$10,803
2/29/2020	$10,901	$12,617	$10,833
3/31/2020	$10,710	$12,159	$10,732
4/30/2020	$10,703	$12,006	$10,751
5/31/2020	$10,826	$12,388	$10,909
6/30/2020	$10,883	$12,490	$10,920
7/31/2020	$10,931	$12,701	$10,966
8/31/2020	$10,956	$12,641	$10,967
9/30/2020	$10,959	$12,644	$10,977
10/31/2020	$10,961	$12,606	$10,964
11/30/2020	$11,008	$12,796	$10,986
12/31/2020	$11,033	$12,874	$11,003
1/31/2021	$11,069	$12,956	$11,025
2/28/2021	$11,028	$12,750	$11,003
3/31/2021	$11,041	$12,829	$11,022
4/30/2021	$11,065	$12,936	$11,039
5/31/2021	$11,078	$12,975	$11,042
6/30/2021	$11,079	$13,010	$11,042
7/31/2021	$11,114	$13,118	$11,068
8/31/2021	$11,104	$13,070	$11,065
9/30/2021	$11,082	$12,976	$11,047
10/31/2021	$11,071	$12,938	$11,038
11/30/2021	$11,082	$13,048	$11,041
12/31/2021	$11,083	$13,069	$11,042
1/31/2022	$10,959	$12,711	$10,914
2/28/2022	$10,928	$12,666	$10,892
3/31/2022	$10,817	$12,255	$10,756
4/30/2022	$10,717	$11,916	$10,681
5/31/2022	$10,787	$12,093	$10,786
6/30/2022	$10,767	$11,895	$10,783
7/31/2022	$10,861	$12,210	$10,873
8/31/2022	$10,775	$11,942	$10,758
9/30/2022	$10,644	$11,484	$10,616
10/31/2022	$10,628	$11,388	$10,621
11/30/2022	$10,782	$11,921	$10,786
12/31/2022	$10,800	$11,955	$10,792
1/31/2023	$10,920	$12,298	$10,912
2/28/2023	$10,825	$12,020	$10,781
3/31/2023	$10,935	$12,287	$10,922
4/30/2023	$10,931	$12,259	$10,880
5/31/2023	$10,906	$12,153	$10,842
6/30/2023	$10,951	$12,274	$10,902
7/31/2023	$10,973	$12,323	$10,926
8/31/2023	$10,973	$12,146	$10,917
9/30/2023	$10,904	$11,790	$10,841
10/31/2023	$10,894	$11,689	$10,863
11/30/2023	$11,117	$12,431	$11,077
12/31/2023	$11,224	$12,720	$11,162
1/31/2024	$11,224	$12,655	$11,148
2/29/2024	$11,250	$12,671	$11,163
3/31/2024	$11,274	$12,671	$11,153
4/30/2024	$11,253	$12,514	$11,133
5/31/2024	$11,266	$12,477	$11,143
6/30/2024	$11,349	$12,669	$11,219

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,718,746,476
# of portfolio holdings	721
Portfolio turnover rate	24%
Total advisory fees paid	$5,579,723
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.63	1.19	1.27
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	33.6
1-3 years	36.2
3-5 years	16.9
5-10 years	11.8
10-20 years	1.0
20-30 years	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.7
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	1.2
Michigan Strategic Fund Consumers Energy Co., 1.80%, 10/1/2049	1.1
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2/15/2051	1.1
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11/15/2053	1.0
Minnesota Municipal Gas Agency Series B, 4.58%, 12/1/2052	0.9
State of Illinois Series B, 5.00%, 5/1/2030	0.9
Tohopekaliga Water Authority, 5.00%, 10/1/2025	0.8
Parish of St. John the Baptist Marathon Oil Corp. Series A-2, 2.10%, 6/1/2037	0.8
New York Transportation Development Corp. Delta Air Lines, Inc., 5.00%, 1/1/2025	0.8

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	7.5
AA/Aa	26.5
A/A	40.9
BBB/Baa	16.2
BB/Ba	3.1
B/B	0.4
CCC/Caa and below	0.1
Not rated	5.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4813 06-24

Annual Shareholder Report

June 30, 2024

Short-Term Municipal Bond Fund

Institutional Class

WSBIX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, duration/yield curve positioning, and security selection versus the performance benchmark, Bloomberg 1-3 Year Composite Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg 1-3 Year Composite Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,999	$10,018	$10,004
8/31/2014	$10,028	$10,139	$10,019
9/30/2014	$10,028	$10,149	$10,019
10/31/2014	$10,047	$10,219	$10,026
11/30/2014	$10,046	$10,236	$10,032
12/31/2014	$10,053	$10,288	$10,015
1/31/2015	$10,082	$10,470	$10,056
2/28/2015	$10,071	$10,362	$10,047
3/31/2015	$10,059	$10,392	$10,046
4/30/2015	$10,058	$10,338	$10,044
5/31/2015	$10,048	$10,309	$10,034
6/30/2015	$10,047	$10,300	$10,045
7/31/2015	$10,057	$10,375	$10,069
8/31/2015	$10,068	$10,395	$10,083
9/30/2015	$10,089	$10,470	$10,107
10/31/2015	$10,119	$10,512	$10,125
11/30/2015	$10,120	$10,554	$10,108
12/31/2015	$10,128	$10,628	$10,104
1/31/2016	$10,159	$10,755	$10,152
2/29/2016	$10,161	$10,771	$10,179
3/31/2016	$10,162	$10,806	$10,159
4/30/2016	$10,185	$10,885	$10,178
5/31/2016	$10,187	$10,915	$10,176
6/30/2016	$10,219	$11,088	$10,211
7/31/2016	$10,241	$11,095	$10,235
8/31/2016	$10,253	$11,110	$10,221
9/30/2016	$10,234	$11,054	$10,189
10/31/2016	$10,235	$10,938	$10,187
11/30/2016	$10,124	$10,531	$10,099
12/31/2016	$10,126	$10,654	$10,124
1/31/2017	$10,160	$10,724	$10,178
2/28/2017	$10,183	$10,799	$10,224
3/31/2017	$10,196	$10,822	$10,223
4/30/2017	$10,230	$10,901	$10,246
5/31/2017	$10,254	$11,074	$10,283
6/30/2017	$10,257	$11,034	$10,264
7/31/2017	$10,291	$11,123	$10,298
8/31/2017	$10,324	$11,208	$10,332
9/30/2017	$10,326	$11,151	$10,309
10/31/2017	$10,338	$11,178	$10,308
11/30/2017	$10,319	$11,118	$10,235
12/31/2017	$10,322	$11,235	$10,250
1/31/2018	$10,336	$11,102	$10,271
2/28/2018	$10,340	$11,069	$10,282
3/31/2018	$10,333	$11,110	$10,275
4/30/2018	$10,338	$11,070	$10,255
5/31/2018	$10,374	$11,197	$10,300
6/30/2018	$10,399	$11,207	$10,338
7/31/2018	$10,425	$11,234	$10,366
8/31/2018	$10,429	$11,263	$10,362
9/30/2018	$10,413	$11,190	$10,331
10/31/2018	$10,407	$11,121	$10,333
11/30/2018	$10,445	$11,244	$10,375
12/31/2018	$10,493	$11,379	$10,429
1/31/2019	$10,531	$11,465	$10,474
2/28/2019	$10,559	$11,526	$10,503
3/31/2019	$10,597	$11,708	$10,541
4/30/2019	$10,614	$11,752	$10,545
5/31/2019	$10,652	$11,914	$10,598
6/30/2019	$10,691	$11,958	$10,639
7/31/2019	$10,729	$12,055	$10,687
8/31/2019	$10,756	$12,245	$10,708
9/30/2019	$10,740	$12,147	$10,669
10/31/2019	$10,756	$12,168	$10,708
11/30/2019	$10,783	$12,199	$10,730
12/31/2019	$10,798	$12,236	$10,749
1/31/2020	$10,855	$12,456	$10,803
2/29/2020	$10,892	$12,617	$10,833
3/31/2020	$10,701	$12,159	$10,732
4/30/2020	$10,694	$12,006	$10,751
5/31/2020	$10,816	$12,388	$10,909
6/30/2020	$10,873	$12,490	$10,920
7/31/2020	$10,920	$12,701	$10,966
8/31/2020	$10,944	$12,641	$10,967
9/30/2020	$10,947	$12,644	$10,977
10/31/2020	$10,949	$12,606	$10,964
11/30/2020	$10,995	$12,796	$10,986
12/31/2020	$11,020	$12,874	$11,003
1/31/2021	$11,055	$12,956	$11,025
2/28/2021	$11,013	$12,750	$11,003
3/31/2021	$11,026	$12,829	$11,022
4/30/2021	$11,050	$12,936	$11,039
5/31/2021	$11,062	$12,975	$11,042
6/30/2021	$11,063	$13,010	$11,042
7/31/2021	$11,086	$13,118	$11,068
8/31/2021	$11,086	$13,070	$11,065
9/30/2021	$11,053	$12,976	$11,047
10/31/2021	$11,053	$12,938	$11,038
11/30/2021	$11,064	$13,048	$11,041
12/31/2021	$11,063	$13,069	$11,042
1/31/2022	$10,940	$12,711	$10,914
2/28/2022	$10,908	$12,666	$10,892
3/31/2022	$10,797	$12,255	$10,756
4/30/2022	$10,697	$11,916	$10,681
5/31/2022	$10,766	$12,093	$10,786
6/30/2022	$10,746	$11,895	$10,783
7/31/2022	$10,839	$12,210	$10,873
8/31/2022	$10,753	$11,942	$10,758
9/30/2022	$10,622	$11,484	$10,616
10/31/2022	$10,605	$11,388	$10,621
11/30/2022	$10,758	$11,921	$10,786
12/31/2022	$10,776	$11,955	$10,792
1/31/2023	$10,895	$12,298	$10,912
2/28/2023	$10,800	$12,020	$10,781
3/31/2023	$10,909	$12,287	$10,922
4/30/2023	$10,894	$12,259	$10,880
5/31/2023	$10,868	$12,153	$10,842
6/30/2023	$10,924	$12,274	$10,902
7/31/2023	$10,945	$12,323	$10,926
8/31/2023	$10,945	$12,146	$10,917
9/30/2023	$10,864	$11,790	$10,841
10/31/2023	$10,865	$11,689	$10,863
11/30/2023	$11,087	$12,431	$11,077
12/31/2023	$11,182	$12,720	$11,162
1/31/2024	$11,194	$12,655	$11,148
2/29/2024	$11,218	$12,671	$11,163
3/31/2024	$11,230	$12,671	$11,153
4/30/2024	$11,220	$12,514	$11,133
5/31/2024	$11,233	$12,477	$11,143
6/30/2024	$11,315	$12,669	$11,219

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,718,746,476
# of portfolio holdings	721
Portfolio turnover rate	24%
Total advisory fees paid	$5,579,723
	1 Year	5 Years	10 Years
Institutional Class	3.58	1.14	1.24
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	33.6
1-3 years	36.2
3-5 years	16.9
5-10 years	11.8
10-20 years	1.0
20-30 years	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.7
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	1.2
Michigan Strategic Fund Consumers Energy Co., 1.80%, 10/1/2049	1.1
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2/15/2051	1.1
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11/15/2053	1.0
Minnesota Municipal Gas Agency Series B, 4.58%, 12/1/2052	0.9
State of Illinois Series B, 5.00%, 5/1/2030	0.9
Tohopekaliga Water Authority, 5.00%, 10/1/2025	0.8
Parish of St. John the Baptist Marathon Oil Corp. Series A-2, 2.10%, 6/1/2037	0.8
New York Transportation Development Corp. Delta Air Lines, Inc., 5.00%, 1/1/2025	0.8

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	7.5
AA/Aa	26.5
A/A	40.9
BBB/Baa	16.2
BB/Ba	3.1
B/B	0.4
CCC/Caa and below	0.1
Not rated	5.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3161 06-24

Annual Shareholder Report

June 30, 2024

Strategic Municipal Bond Fund

Administrator Class

VMPYX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$69	0.68%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, security selection, and yield curve positioning versus the performance benchmark, Bloomberg Short-Intermediate Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,001	$10,018	$10,012
8/31/2014	$10,069	$10,139	$10,077
9/30/2014	$10,080	$10,149	$10,069
10/31/2014	$10,100	$10,219	$10,109
11/30/2014	$10,098	$10,236	$10,118
12/31/2014	$10,115	$10,288	$10,111
1/31/2015	$10,169	$10,470	$10,243
2/28/2015	$10,146	$10,362	$10,180
3/31/2015	$10,134	$10,392	$10,188
4/30/2015	$10,123	$10,338	$10,169
5/31/2015	$10,090	$10,309	$10,139
6/30/2015	$10,080	$10,300	$10,148
7/31/2015	$10,116	$10,375	$10,195
8/31/2015	$10,118	$10,395	$10,209
9/30/2015	$10,168	$10,470	$10,268
10/31/2015	$10,217	$10,512	$10,308
11/30/2015	$10,242	$10,554	$10,308
12/31/2015	$10,271	$10,628	$10,333
1/31/2016	$10,309	$10,755	$10,436
2/29/2016	$10,300	$10,771	$10,464
3/31/2016	$10,346	$10,806	$10,448
4/30/2016	$10,403	$10,885	$10,496
5/31/2016	$10,417	$10,915	$10,487
6/30/2016	$10,464	$11,088	$10,575
7/31/2016	$10,486	$11,095	$10,601
8/31/2016	$10,497	$11,110	$10,595
9/30/2016	$10,486	$11,054	$10,563
10/31/2016	$10,475	$10,938	$10,515
11/30/2016	$10,312	$10,531	$10,258
12/31/2016	$10,320	$10,654	$10,318
1/31/2017	$10,359	$10,724	$10,399
2/28/2017	$10,399	$10,799	$10,467
3/31/2017	$10,427	$10,822	$10,476
4/30/2017	$10,479	$10,901	$10,538
5/31/2017	$10,554	$11,074	$10,639
6/30/2017	$10,534	$11,034	$10,603
7/31/2017	$10,584	$11,123	$10,671
8/31/2017	$10,646	$11,208	$10,728
9/30/2017	$10,637	$11,151	$10,672
10/31/2017	$10,652	$11,178	$10,676
11/30/2017	$10,643	$11,118	$10,575
12/31/2017	$10,660	$11,235	$10,631
1/31/2018	$10,653	$11,102	$10,589
2/28/2018	$10,658	$11,069	$10,568
3/31/2018	$10,663	$11,110	$10,572
4/30/2018	$10,657	$11,070	$10,542
5/31/2018	$10,735	$11,197	$10,627
6/30/2018	$10,752	$11,207	$10,656
7/31/2018	$10,769	$11,234	$10,694
8/31/2018	$10,787	$11,263	$10,698
9/30/2018	$10,758	$11,190	$10,647
10/31/2018	$10,728	$11,121	$10,627
11/30/2018	$10,809	$11,244	$10,712
12/31/2018	$10,889	$11,379	$10,811
1/31/2019	$10,957	$11,465	$10,901
2/28/2019	$11,002	$11,526	$10,949
3/31/2019	$11,095	$11,708	$11,032
4/30/2019	$11,115	$11,752	$11,041
5/31/2019	$11,195	$11,914	$11,153
6/30/2019	$11,239	$11,958	$11,202
7/31/2019	$11,294	$12,055	$11,282
8/31/2019	$11,374	$12,245	$11,360
9/30/2019	$11,331	$12,147	$11,277
10/31/2019	$11,349	$12,168	$11,319
11/30/2019	$11,367	$12,199	$11,344
12/31/2019	$11,406	$12,236	$11,377
1/31/2020	$11,523	$12,456	$11,510
2/29/2020	$11,603	$12,617	$11,582
3/31/2020	$11,223	$12,159	$11,307
4/30/2020	$11,142	$12,006	$11,285
5/31/2020	$11,385	$12,388	$11,565
6/30/2020	$11,503	$12,490	$11,611
7/31/2020	$11,621	$12,701	$11,736
8/31/2020	$11,625	$12,641	$11,719
9/30/2020	$11,641	$12,644	$11,732
10/31/2020	$11,631	$12,606	$11,708
11/30/2020	$11,710	$12,796	$11,787
12/31/2020	$11,776	$12,874	$11,828
1/31/2021	$11,830	$12,956	$11,869
2/28/2021	$11,744	$12,750	$11,760
3/31/2021	$11,772	$12,829	$11,804
4/30/2021	$11,824	$12,936	$11,853
5/31/2021	$11,851	$12,975	$11,859
6/30/2021	$11,878	$13,010	$11,864
7/31/2021	$11,930	$13,118	$11,932
8/31/2021	$11,918	$13,070	$11,921
9/30/2021	$11,868	$12,976	$11,867
10/31/2021	$11,843	$12,938	$11,836
11/30/2021	$11,882	$13,048	$11,865
12/31/2021	$11,895	$13,069	$11,879
1/31/2022	$11,677	$12,711	$11,629
2/28/2022	$11,629	$12,666	$11,594
3/31/2022	$11,399	$12,255	$11,346
4/30/2022	$11,209	$11,916	$11,170
5/31/2022	$11,303	$12,093	$11,322
6/30/2022	$11,230	$11,895	$11,281
7/31/2022	$11,402	$12,210	$11,477
8/31/2022	$11,265	$11,942	$11,306
9/30/2022	$11,024	$11,484	$11,027
10/31/2022	$10,965	$11,388	$11,004
11/30/2022	$11,232	$11,921	$11,297
12/31/2022	$11,252	$11,955	$11,343
1/31/2023	$11,455	$12,298	$11,554
2/28/2023	$11,307	$12,020	$11,355
3/31/2023	$11,445	$12,287	$11,552
4/30/2023	$11,441	$12,259	$11,508
5/31/2023	$11,383	$12,153	$11,414
6/30/2023	$11,459	$12,274	$11,489
7/31/2023	$11,494	$12,323	$11,525
8/31/2023	$11,438	$12,146	$11,449
9/30/2023	$11,262	$11,790	$11,265
10/31/2023	$11,192	$11,689	$11,248
11/30/2023	$11,590	$12,431	$11,659
12/31/2023	$11,761	$12,720	$11,833
1/31/2024	$11,771	$12,655	$11,797
2/29/2024	$11,796	$12,671	$11,805
3/31/2024	$11,820	$12,671	$11,791
4/30/2024	$11,764	$12,514	$11,699
5/31/2024	$11,762	$12,477	$11,632
6/30/2024	$11,882	$12,669	$11,754

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,845,751,841
# of portfolio holdings	870
Portfolio turnover rate	11%
Total advisory fees paid	$6,978,245
	1 Year	5 Years	10 Years
Administrator Class	3.70	1.12	1.74
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	22.4
1-3 years	24.5
3-5 years	22.0
5-10 years	20.1
10-20 years	9.7
20-30 years	1.2
30+ years	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	1.5
Metropolitan Transportation Authority Series G-3, 4.31%, 11/1/2031	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5/1/2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8/1/2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2029	0.9
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	0.9
Kentucky Public Energy Authority Series C, 4.00%, 2/1/2050	0.8
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	0.8
Will County Community High School District No. 210 Lincoln-Way, 0.00%, 1/1/2025	0.8
Bay Area Toll Authority Series D, 4.18%, 4/1/2056	0.8

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	3.6
AA/Aa	26.2
A/A	34.0
BBB/Baa	19.2
BB/Ba	6.5
B/B	0.4
Not rated	9.9
CCC/Caa	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4702 06-24

Annual Shareholder Report

June 30, 2024

Strategic Municipal Bond Fund

Class A

VMPAX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$80	0.79%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, security selection, and yield curve positioning versus the performance benchmark, Bloomberg Short-Intermediate Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate Municipal Bond Index
6/30/2014	$9,596	$10,000	$10,000
7/31/2014	$9,596	$10,018	$10,012
8/31/2014	$9,649	$10,139	$10,077
9/30/2014	$9,659	$10,149	$10,069
10/31/2014	$9,677	$10,219	$10,109
11/30/2014	$9,685	$10,236	$10,118
12/31/2014	$9,689	$10,288	$10,111
1/31/2015	$9,740	$10,470	$10,243
2/28/2015	$9,717	$10,362	$10,180
3/31/2015	$9,704	$10,392	$10,188
4/30/2015	$9,693	$10,338	$10,169
5/31/2015	$9,660	$10,309	$10,139
6/30/2015	$9,650	$10,300	$10,148
7/31/2015	$9,683	$10,375	$10,195
8/31/2015	$9,684	$10,395	$10,209
9/30/2015	$9,742	$10,470	$10,268
10/31/2015	$9,787	$10,512	$10,308
11/30/2015	$9,800	$10,554	$10,308
12/31/2015	$9,838	$10,628	$10,333
1/31/2016	$9,872	$10,755	$10,436
2/29/2016	$9,852	$10,771	$10,464
3/31/2016	$9,895	$10,806	$10,448
4/30/2016	$9,949	$10,885	$10,496
5/31/2016	$9,960	$10,915	$10,487
6/30/2016	$10,004	$11,088	$10,575
7/31/2016	$10,025	$11,095	$10,601
8/31/2016	$10,045	$11,110	$10,595
9/30/2016	$10,034	$11,054	$10,563
10/31/2016	$10,011	$10,938	$10,515
11/30/2016	$9,855	$10,531	$10,258
12/31/2016	$9,873	$10,654	$10,318
1/31/2017	$9,909	$10,724	$10,399
2/28/2017	$9,946	$10,799	$10,467
3/31/2017	$9,971	$10,822	$10,476
4/30/2017	$10,020	$10,901	$10,538
5/31/2017	$10,079	$11,074	$10,639
6/30/2017	$10,070	$11,034	$10,603
7/31/2017	$10,117	$11,123	$10,671
8/31/2017	$10,175	$11,208	$10,728
9/30/2017	$10,165	$11,151	$10,672
10/31/2017	$10,178	$11,178	$10,676
11/30/2017	$10,156	$11,118	$10,575
12/31/2017	$10,183	$11,235	$10,631
1/31/2018	$10,164	$11,102	$10,589
2/28/2018	$10,167	$11,069	$10,568
3/31/2018	$10,171	$11,110	$10,572
4/30/2018	$10,176	$11,070	$10,542
5/31/2018	$10,237	$11,197	$10,627
6/30/2018	$10,253	$11,207	$10,656
7/31/2018	$10,279	$11,234	$10,694
8/31/2018	$10,296	$11,263	$10,698
9/30/2018	$10,266	$11,190	$10,647
10/31/2018	$10,237	$11,121	$10,627
11/30/2018	$10,301	$11,244	$10,712
12/31/2018	$10,389	$11,379	$10,811
1/31/2019	$10,452	$11,465	$10,901
2/28/2019	$10,495	$11,526	$10,949
3/31/2019	$10,570	$11,708	$11,032
4/30/2019	$10,588	$11,752	$11,041
5/31/2019	$10,675	$11,914	$11,153
6/30/2019	$10,705	$11,958	$11,202
7/31/2019	$10,768	$12,055	$11,282
8/31/2019	$10,843	$12,245	$11,360
9/30/2019	$10,801	$12,147	$11,277
10/31/2019	$10,817	$12,168	$11,319
11/30/2019	$10,833	$12,199	$11,344
12/31/2019	$10,858	$12,236	$11,377
1/31/2020	$10,968	$12,456	$11,510
2/29/2020	$11,055	$12,617	$11,582
3/31/2020	$10,692	$12,159	$11,307
4/30/2020	$10,615	$12,006	$11,285
5/31/2020	$10,833	$12,388	$11,565
6/30/2020	$10,944	$12,490	$11,611
7/31/2020	$11,067	$12,701	$11,736
8/31/2020	$11,070	$12,641	$11,719
9/30/2020	$11,085	$12,644	$11,732
10/31/2020	$11,062	$12,606	$11,708
11/30/2020	$11,148	$12,796	$11,787
12/31/2020	$11,198	$12,874	$11,828
1/31/2021	$11,260	$12,956	$11,869
2/28/2021	$11,165	$12,750	$11,760
3/31/2021	$11,202	$12,829	$11,804
4/30/2021	$11,251	$12,936	$11,853
5/31/2021	$11,276	$12,975	$11,859
6/30/2021	$11,301	$13,010	$11,864
7/31/2021	$11,349	$13,118	$11,932
8/31/2021	$11,336	$13,070	$11,921
9/30/2021	$11,275	$12,976	$11,867
10/31/2021	$11,251	$12,938	$11,836
11/30/2021	$11,299	$13,048	$11,865
12/31/2021	$11,299	$13,069	$11,879
1/31/2022	$11,103	$12,711	$11,629
2/28/2022	$11,043	$12,666	$11,594
3/31/2022	$10,836	$12,255	$11,346
4/30/2022	$10,655	$11,916	$11,170
5/31/2022	$10,743	$12,093	$11,322
6/30/2022	$10,661	$11,895	$11,281
7/31/2022	$10,823	$12,210	$11,477
8/31/2022	$10,692	$11,942	$11,306
9/30/2022	$10,462	$11,484	$11,027
10/31/2022	$10,418	$11,388	$11,004
11/30/2022	$10,658	$11,921	$11,297
12/31/2022	$10,676	$11,955	$11,343
1/31/2023	$10,867	$12,298	$11,554
2/28/2023	$10,725	$12,020	$11,355
3/31/2023	$10,856	$12,287	$11,552
4/30/2023	$10,850	$12,259	$11,508
5/31/2023	$10,807	$12,153	$11,414
6/30/2023	$10,877	$12,274	$11,489
7/31/2023	$10,898	$12,323	$11,525
8/31/2023	$10,856	$12,146	$11,449
9/30/2023	$10,676	$11,790	$11,265
10/31/2023	$10,621	$11,689	$11,248
11/30/2023	$10,984	$12,431	$11,659
12/31/2023	$11,145	$12,720	$11,833
1/31/2024	$11,154	$12,655	$11,797
2/29/2024	$11,176	$12,671	$11,805
3/31/2024	$11,198	$12,671	$11,791
4/30/2024	$11,145	$12,514	$11,699
5/31/2024	$11,142	$12,477	$11,632
6/30/2024	$11,267	$12,669	$11,754

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,845,751,841
# of portfolio holdings	870
Portfolio turnover rate	11%
Total advisory fees paid	$6,978,245
	1 Year	5 Years	10 Years
Class A	3.58	1.03	1.62
Class A with Load	(0.54)	0.21	1.20
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	22.4
1-3 years	24.5
3-5 years	22.0
5-10 years	20.1
10-20 years	9.7
20-30 years	1.2
30+ years	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	1.5
Metropolitan Transportation Authority Series G-3, 4.31%, 11/1/2031	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5/1/2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8/1/2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2029	0.9
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	0.9
Kentucky Public Energy Authority Series C, 4.00%, 2/1/2050	0.8
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	0.8
Will County Community High School District No. 210 Lincoln-Way, 0.00%, 1/1/2025	0.8
Bay Area Toll Authority Series D, 4.18%, 4/1/2056	0.8

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	3.6
AA/Aa	26.2
A/A	34.0
BBB/Baa	19.2
BB/Ba	6.5
B/B	0.4
Not rated	9.9
CCC/Caa	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4313 06-24

Annual Shareholder Report

June 30, 2024

Strategic Municipal Bond Fund

Class C

DHICX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$156	1.54%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, security selection, and yield curve positioning versus the performance benchmark, Bloomberg Short-Intermediate Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,994	$10,018	$10,012
8/31/2014	$10,043	$10,139	$10,077
9/30/2014	$10,046	$10,149	$10,069
10/31/2014	$10,059	$10,219	$10,109
11/30/2014	$10,061	$10,236	$10,118
12/31/2014	$10,059	$10,288	$10,111
1/31/2015	$10,105	$10,470	$10,243
2/28/2015	$10,075	$10,362	$10,180
3/31/2015	$10,056	$10,392	$10,188
4/30/2015	$10,038	$10,338	$10,169
5/31/2015	$9,998	$10,309	$10,139
6/30/2015	$9,992	$10,300	$10,148
7/31/2015	$10,009	$10,375	$10,195
8/31/2015	$10,004	$10,395	$10,209
9/30/2015	$10,057	$10,470	$10,268
10/31/2015	$10,097	$10,512	$10,308
11/30/2015	$10,104	$10,554	$10,308
12/31/2015	$10,137	$10,628	$10,333
1/31/2016	$10,166	$10,755	$10,436
2/29/2016	$10,139	$10,771	$10,464
3/31/2016	$10,177	$10,806	$10,448
4/30/2016	$10,226	$10,885	$10,496
5/31/2016	$10,231	$10,915	$10,487
6/30/2016	$10,270	$11,088	$10,575
7/31/2016	$10,284	$11,095	$10,601
8/31/2016	$10,299	$11,110	$10,595
9/30/2016	$10,280	$11,054	$10,563
10/31/2016	$10,262	$10,938	$10,515
11/30/2016	$10,085	$10,531	$10,258
12/31/2016	$10,097	$10,654	$10,318
1/31/2017	$10,127	$10,724	$10,399
2/28/2017	$10,159	$10,799	$10,467
3/31/2017	$10,179	$10,822	$10,476
4/30/2017	$10,222	$10,901	$10,538
5/31/2017	$10,276	$11,074	$10,639
6/30/2017	$10,260	$11,034	$10,603
7/31/2017	$10,301	$11,123	$10,671
8/31/2017	$10,354	$11,208	$10,728
9/30/2017	$10,337	$11,151	$10,672
10/31/2017	$10,344	$11,178	$10,676
11/30/2017	$10,316	$11,118	$10,575
12/31/2017	$10,336	$11,235	$10,631
1/31/2018	$10,310	$11,102	$10,589
2/28/2018	$10,308	$11,069	$10,568
3/31/2018	$10,317	$11,110	$10,572
4/30/2018	$10,304	$11,070	$10,542
5/31/2018	$10,359	$11,197	$10,627
6/30/2018	$10,368	$11,207	$10,656
7/31/2018	$10,388	$11,234	$10,694
8/31/2018	$10,398	$11,263	$10,698
9/30/2018	$10,362	$11,190	$10,647
10/31/2018	$10,327	$11,121	$10,627
11/30/2018	$10,385	$11,244	$10,712
12/31/2018	$10,466	$11,379	$10,811
1/31/2019	$10,523	$11,465	$10,901
2/28/2019	$10,560	$11,526	$10,949
3/31/2019	$10,629	$11,708	$11,032
4/30/2019	$10,641	$11,752	$11,041
5/31/2019	$10,721	$11,914	$11,153
6/30/2019	$10,744	$11,958	$11,202
7/31/2019	$10,800	$12,055	$11,282
8/31/2019	$10,869	$12,245	$11,360
9/30/2019	$10,820	$12,147	$11,277
10/31/2019	$10,829	$12,168	$11,319
11/30/2019	$10,839	$12,199	$11,344
12/31/2019	$10,856	$12,236	$11,377
1/31/2020	$10,959	$12,456	$11,510
2/29/2020	$11,039	$12,617	$11,582
3/31/2020	$10,672	$12,159	$11,307
4/30/2020	$10,588	$12,006	$11,285
5/31/2020	$10,798	$12,388	$11,565
6/30/2020	$10,902	$12,490	$11,611
7/31/2020	$11,017	$12,701	$11,736
8/31/2020	$11,013	$12,641	$11,719
9/30/2020	$11,021	$12,644	$11,732
10/31/2020	$11,003	$12,606	$11,708
11/30/2020	$11,070	$12,796	$11,787
12/31/2020	$11,112	$12,874	$11,828
1/31/2021	$11,166	$12,956	$11,869
2/28/2021	$11,067	$12,750	$11,760
3/31/2021	$11,096	$12,829	$11,804
4/30/2021	$11,138	$12,936	$11,853
5/31/2021	$11,155	$12,975	$11,859
6/30/2021	$11,173	$13,010	$11,864
7/31/2021	$11,213	$13,118	$11,932
8/31/2021	$11,193	$13,070	$11,921
9/30/2021	$11,139	$12,976	$11,867
10/31/2021	$11,107	$12,938	$11,836
11/30/2021	$11,136	$13,048	$11,865
12/31/2021	$11,129	$13,069	$11,879
1/31/2022	$10,929	$12,711	$11,629
2/28/2022	$10,865	$12,666	$11,594
3/31/2022	$10,655	$12,255	$11,346
4/30/2022	$10,471	$11,916	$11,170
5/31/2022	$10,551	$12,093	$11,322
6/30/2022	$10,464	$11,895	$11,281
7/31/2022	$10,623	$12,210	$11,477
8/31/2022	$10,494	$11,942	$11,306
9/30/2022	$10,269	$11,484	$11,027
10/31/2022	$10,225	$11,388	$11,004
11/30/2022	$10,461	$11,921	$11,297
12/31/2022	$10,478	$11,955	$11,343
1/31/2023	$10,666	$12,298	$11,554
2/28/2023	$10,527	$12,020	$11,355
3/31/2023	$10,655	$12,287	$11,552
4/30/2023	$10,649	$12,259	$11,508
5/31/2023	$10,607	$12,153	$11,414
6/30/2023	$10,676	$12,274	$11,489
7/31/2023	$10,696	$12,323	$11,525
8/31/2023	$10,655	$12,146	$11,449
9/30/2023	$10,478	$11,790	$11,265
10/31/2023	$10,425	$11,689	$11,248
11/30/2023	$10,781	$12,431	$11,659
12/31/2023	$10,939	$12,720	$11,833
1/31/2024	$10,948	$12,655	$11,797
2/29/2024	$10,970	$12,671	$11,805
3/31/2024	$10,991	$12,671	$11,791
4/30/2024	$10,939	$12,514	$11,699
5/31/2024	$10,936	$12,477	$11,632
6/30/2024	$11,059	$12,669	$11,754

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,845,751,841
# of portfolio holdings	870
Portfolio turnover rate	11%
Total advisory fees paid	$6,978,245
	1 Year	5 Years	10 Years
Class C	2.81	0.28	1.01
Class C with Load	1.81	0.28	1.01
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	22.4
1-3 years	24.5
3-5 years	22.0
5-10 years	20.1
10-20 years	9.7
20-30 years	1.2
30+ years	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	1.5
Metropolitan Transportation Authority Series G-3, 4.31%, 11/1/2031	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5/1/2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8/1/2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2029	0.9
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	0.9
Kentucky Public Energy Authority Series C, 4.00%, 2/1/2050	0.8
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	0.8
Will County Community High School District No. 210 Lincoln-Way, 0.00%, 1/1/2025	0.8
Bay Area Toll Authority Series D, 4.18%, 4/1/2056	0.8

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	3.6
AA/Aa	26.2
A/A	34.0
BBB/Baa	19.2
BB/Ba	6.5
B/B	0.4
Not rated	9.9
CCC/Caa	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4503 06-24

Annual Shareholder Report

June 30, 2024

Strategic Municipal Bond Fund

Class R6

VMPRX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, security selection, and yield curve positioning versus the performance benchmark, Bloomberg Short-Intermediate Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class R6	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,001	$10,018	$10,012
8/31/2014	$10,069	$10,139	$10,077
9/30/2014	$10,080	$10,149	$10,069
10/31/2014	$10,100	$10,219	$10,109
11/30/2014	$10,098	$10,236	$10,118
12/31/2014	$10,115	$10,288	$10,111
1/31/2015	$10,169	$10,470	$10,243
2/28/2015	$10,146	$10,362	$10,180
3/31/2015	$10,134	$10,392	$10,188
4/30/2015	$10,123	$10,338	$10,169
5/31/2015	$10,090	$10,309	$10,139
6/30/2015	$10,080	$10,300	$10,148
7/31/2015	$10,116	$10,375	$10,195
8/31/2015	$10,118	$10,395	$10,209
9/30/2015	$10,168	$10,470	$10,268
10/31/2015	$10,217	$10,512	$10,308
11/30/2015	$10,242	$10,554	$10,308
12/31/2015	$10,271	$10,628	$10,333
1/31/2016	$10,309	$10,755	$10,436
2/29/2016	$10,300	$10,771	$10,464
3/31/2016	$10,346	$10,806	$10,448
4/30/2016	$10,403	$10,885	$10,496
5/31/2016	$10,417	$10,915	$10,487
6/30/2016	$10,464	$11,088	$10,575
7/31/2016	$10,486	$11,095	$10,601
8/31/2016	$10,497	$11,110	$10,595
9/30/2016	$10,486	$11,054	$10,563
10/31/2016	$10,475	$10,938	$10,515
11/30/2016	$10,312	$10,531	$10,258
12/31/2016	$10,320	$10,654	$10,318
1/31/2017	$10,359	$10,724	$10,399
2/28/2017	$10,399	$10,799	$10,467
3/31/2017	$10,427	$10,822	$10,476
4/30/2017	$10,479	$10,901	$10,538
5/31/2017	$10,554	$11,074	$10,639
6/30/2017	$10,534	$11,034	$10,603
7/31/2017	$10,584	$11,123	$10,671
8/31/2017	$10,646	$11,208	$10,728
9/30/2017	$10,637	$11,151	$10,672
10/31/2017	$10,652	$11,178	$10,676
11/30/2017	$10,643	$11,118	$10,575
12/31/2017	$10,660	$11,235	$10,631
1/31/2018	$10,653	$11,102	$10,589
2/28/2018	$10,658	$11,069	$10,568
3/31/2018	$10,663	$11,110	$10,572
4/30/2018	$10,657	$11,070	$10,542
5/31/2018	$10,735	$11,197	$10,627
6/30/2018	$10,752	$11,207	$10,656
7/31/2018	$10,769	$11,234	$10,694
8/31/2018	$10,789	$11,263	$10,698
9/30/2018	$10,762	$11,190	$10,647
10/31/2018	$10,735	$11,121	$10,627
11/30/2018	$10,805	$11,244	$10,712
12/31/2018	$10,900	$11,379	$10,811
1/31/2019	$10,971	$11,465	$10,901
2/28/2019	$11,018	$11,526	$10,949
3/31/2019	$11,114	$11,708	$11,032
4/30/2019	$11,136	$11,752	$11,041
5/31/2019	$11,219	$11,914	$11,153
6/30/2019	$11,265	$11,958	$11,202
7/31/2019	$11,323	$12,055	$11,282
8/31/2019	$11,406	$12,245	$11,360
9/30/2019	$11,365	$12,147	$11,277
10/31/2019	$11,386	$12,168	$11,319
11/30/2019	$11,406	$12,199	$11,344
12/31/2019	$11,436	$12,236	$11,377
1/31/2020	$11,555	$12,456	$11,510
2/29/2020	$11,651	$12,617	$11,582
3/31/2020	$11,272	$12,159	$11,307
4/30/2020	$11,194	$12,006	$11,285
5/31/2020	$11,428	$12,388	$11,565
6/30/2020	$11,548	$12,490	$11,611
7/31/2020	$11,682	$12,701	$11,736
8/31/2020	$11,689	$12,641	$11,719
9/30/2020	$11,708	$12,644	$11,732
10/31/2020	$11,688	$12,606	$11,708
11/30/2020	$11,782	$12,796	$11,787
12/31/2020	$11,838	$12,874	$11,828
1/31/2021	$11,908	$12,956	$11,869
2/28/2021	$11,812	$12,750	$11,760
3/31/2021	$11,855	$12,829	$11,804
4/30/2021	$11,910	$12,936	$11,853
5/31/2021	$11,940	$12,975	$11,859
6/30/2021	$11,970	$13,010	$11,864
7/31/2021	$12,025	$13,118	$11,932
8/31/2021	$12,015	$13,070	$11,921
9/30/2021	$11,955	$12,976	$11,867
10/31/2021	$11,932	$12,938	$11,836
11/30/2021	$11,988	$13,048	$11,865
12/31/2021	$11,991	$13,069	$11,879
1/31/2022	$11,787	$12,711	$11,629
2/28/2022	$11,727	$12,666	$11,594
3/31/2022	$11,511	$12,255	$11,346
4/30/2022	$11,322	$11,916	$11,170
5/31/2022	$11,420	$12,093	$11,322
6/30/2022	$11,335	$11,895	$11,281
7/31/2022	$11,512	$12,210	$11,477
8/31/2022	$11,375	$11,942	$11,306
9/30/2022	$11,134	$11,484	$11,027
10/31/2022	$11,091	$11,388	$11,004
11/30/2022	$11,350	$11,921	$11,297
12/31/2022	$11,386	$11,955	$11,343
1/31/2023	$11,580	$12,298	$11,554
2/28/2023	$11,432	$12,020	$11,355
3/31/2023	$11,575	$12,287	$11,552
4/30/2023	$11,573	$12,259	$11,508
5/31/2023	$11,531	$12,153	$11,414
6/30/2023	$11,609	$12,274	$11,489
7/31/2023	$11,635	$12,323	$11,525
8/31/2023	$11,593	$12,146	$11,449
9/30/2023	$11,405	$11,790	$11,265
10/31/2023	$11,350	$11,689	$11,248
11/30/2023	$11,742	$12,431	$11,659
12/31/2023	$11,918	$12,720	$11,833
1/31/2024	$11,931	$12,655	$11,797
2/29/2024	$11,958	$12,671	$11,805
3/31/2024	$11,985	$12,671	$11,791
4/30/2024	$11,931	$12,514	$11,699
5/31/2024	$11,932	$12,477	$11,632
6/30/2024	$12,056	$12,669	$11,754

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,845,751,841
# of portfolio holdings	870
Portfolio turnover rate	11%
Total advisory fees paid	$6,978,245
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.97	1.37	1.89
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	22.4
1-3 years	24.5
3-5 years	22.0
5-10 years	20.1
10-20 years	9.7
20-30 years	1.2
30+ years	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	1.5
Metropolitan Transportation Authority Series G-3, 4.31%, 11/1/2031	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5/1/2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8/1/2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2029	0.9
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	0.9
Kentucky Public Energy Authority Series C, 4.00%, 2/1/2050	0.8
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	0.8
Will County Community High School District No. 210 Lincoln-Way, 0.00%, 1/1/2025	0.8
Bay Area Toll Authority Series D, 4.18%, 4/1/2056	0.8

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	3.6
AA/Aa	26.2
A/A	34.0
BBB/Baa	19.2
BB/Ba	6.5
B/B	0.4
Not rated	9.9
CCC/Caa	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4814 06-24

Annual Shareholder Report

June 30, 2024

Strategic Municipal Bond Fund

Institutional Class

STRIX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.47%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, security selection, and yield curve positioning versus the performance benchmark, Bloomberg Short-Intermediate Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,992	$10,018	$10,012
8/31/2014	$10,061	$10,139	$10,077
9/30/2014	$10,074	$10,149	$10,069
10/31/2014	$10,096	$10,219	$10,109
11/30/2014	$10,096	$10,236	$10,118
12/31/2014	$10,114	$10,288	$10,111
1/31/2015	$10,170	$10,470	$10,243
2/28/2015	$10,149	$10,362	$10,180
3/31/2015	$10,138	$10,392	$10,188
4/30/2015	$10,129	$10,338	$10,169
5/31/2015	$10,098	$10,309	$10,139
6/30/2015	$10,089	$10,300	$10,148
7/31/2015	$10,127	$10,375	$10,195
8/31/2015	$10,131	$10,395	$10,209
9/30/2015	$10,194	$10,470	$10,268
10/31/2015	$10,233	$10,512	$10,308
11/30/2015	$10,260	$10,554	$10,308
12/31/2015	$10,303	$10,628	$10,333
1/31/2016	$10,330	$10,755	$10,436
2/29/2016	$10,324	$10,771	$10,464
3/31/2016	$10,372	$10,806	$10,448
4/30/2016	$10,431	$10,885	$10,496
5/31/2016	$10,446	$10,915	$10,487
6/30/2016	$10,495	$11,088	$10,575
7/31/2016	$10,519	$11,095	$10,601
8/31/2016	$10,532	$11,110	$10,595
9/30/2016	$10,534	$11,054	$10,563
10/31/2016	$10,513	$10,938	$10,515
11/30/2016	$10,352	$10,531	$10,258
12/31/2016	$10,374	$10,654	$10,318
1/31/2017	$10,403	$10,724	$10,399
2/28/2017	$10,456	$10,799	$10,467
3/31/2017	$10,474	$10,822	$10,476
4/30/2017	$10,528	$10,901	$10,538
5/31/2017	$10,605	$11,074	$10,639
6/30/2017	$10,598	$11,034	$10,603
7/31/2017	$10,651	$11,123	$10,671
8/31/2017	$10,715	$11,208	$10,728
9/30/2017	$10,708	$11,151	$10,672
10/31/2017	$10,725	$11,178	$10,676
11/30/2017	$10,705	$11,118	$10,575
12/31/2017	$10,724	$11,235	$10,631
1/31/2018	$10,719	$11,102	$10,589
2/28/2018	$10,726	$11,069	$10,568
3/31/2018	$10,732	$11,110	$10,572
4/30/2018	$10,741	$11,070	$10,542
5/31/2018	$10,809	$11,197	$10,627
6/30/2018	$10,828	$11,207	$10,656
7/31/2018	$10,859	$11,234	$10,694
8/31/2018	$10,879	$11,263	$10,698
9/30/2018	$10,839	$11,190	$10,647
10/31/2018	$10,823	$11,121	$10,627
11/30/2018	$10,894	$11,244	$10,712
12/31/2018	$10,990	$11,379	$10,811
1/31/2019	$11,060	$11,465	$10,901
2/28/2019	$11,108	$11,526	$10,949
3/31/2019	$11,191	$11,708	$11,032
4/30/2019	$11,213	$11,752	$11,041
5/31/2019	$11,308	$11,914	$11,153
6/30/2019	$11,342	$11,958	$11,202
7/31/2019	$11,413	$12,055	$11,282
8/31/2019	$11,495	$12,245	$11,360
9/30/2019	$11,454	$12,147	$11,277
10/31/2019	$11,474	$12,168	$11,319
11/30/2019	$11,494	$12,199	$11,344
12/31/2019	$11,523	$12,236	$11,377
1/31/2020	$11,644	$12,456	$11,510
2/29/2020	$11,727	$12,617	$11,582
3/31/2020	$11,357	$12,159	$11,307
4/30/2020	$11,278	$12,006	$11,285
5/31/2020	$11,513	$12,388	$11,565
6/30/2020	$11,634	$12,490	$11,611
7/31/2020	$11,755	$12,701	$11,736
8/31/2020	$11,775	$12,641	$11,719
9/30/2020	$11,781	$12,644	$11,732
10/31/2020	$11,773	$12,606	$11,708
11/30/2020	$11,867	$12,796	$11,787
12/31/2020	$11,923	$12,874	$11,828
1/31/2021	$11,993	$12,956	$11,869
2/28/2021	$11,895	$12,750	$11,760
3/31/2021	$11,925	$12,829	$11,804
4/30/2021	$11,993	$12,936	$11,853
5/31/2021	$12,023	$12,975	$11,859
6/30/2021	$12,040	$13,010	$11,864
7/31/2021	$12,107	$13,118	$11,932
8/31/2021	$12,097	$13,070	$11,921
9/30/2021	$12,036	$12,976	$11,867
10/31/2021	$12,013	$12,938	$11,836
11/30/2021	$12,068	$13,048	$11,865
12/31/2021	$12,071	$13,069	$11,879
1/31/2022	$11,852	$12,711	$11,629
2/28/2022	$11,804	$12,666	$11,594
3/31/2022	$11,573	$12,255	$11,346
4/30/2022	$11,396	$11,916	$11,170
5/31/2022	$11,493	$12,093	$11,322
6/30/2022	$11,408	$11,895	$11,281
7/31/2022	$11,585	$12,210	$11,477
8/31/2022	$11,447	$11,942	$11,306
9/30/2022	$11,205	$11,484	$11,027
10/31/2022	$11,160	$11,388	$11,004
11/30/2022	$11,420	$11,921	$11,297
12/31/2022	$11,443	$11,955	$11,343
1/31/2023	$11,651	$12,298	$11,554
2/28/2023	$11,502	$12,020	$11,355
3/31/2023	$11,645	$12,287	$11,552
4/30/2023	$11,642	$12,259	$11,508
5/31/2023	$11,586	$12,153	$11,414
6/30/2023	$11,678	$12,274	$11,489
7/31/2023	$11,703	$12,323	$11,525
8/31/2023	$11,647	$12,146	$11,449
9/30/2023	$11,471	$11,790	$11,265
10/31/2023	$11,402	$11,689	$11,248
11/30/2023	$11,809	$12,431	$11,659
12/31/2023	$11,985	$12,720	$11,833
1/31/2024	$11,998	$12,655	$11,797
2/29/2024	$12,025	$12,671	$11,805
3/31/2024	$12,051	$12,671	$11,791
4/30/2024	$11,997	$12,514	$11,699
5/31/2024	$11,997	$12,477	$11,632
6/30/2024	$12,122	$12,669	$11,754

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,845,751,841
# of portfolio holdings	870
Portfolio turnover rate	11%
Total advisory fees paid	$6,978,245
	1 Year	5 Years	10 Years
Institutional Class	3.80	1.34	1.94
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	22.4
1-3 years	24.5
3-5 years	22.0
5-10 years	20.1
10-20 years	9.7
20-30 years	1.2
30+ years	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	1.5
Metropolitan Transportation Authority Series G-3, 4.31%, 11/1/2031	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5/1/2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8/1/2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2029	0.9
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	0.9
Kentucky Public Energy Authority Series C, 4.00%, 2/1/2050	0.8
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	0.8
Will County Community High School District No. 210 Lincoln-Way, 0.00%, 1/1/2025	0.8
Bay Area Toll Authority Series D, 4.18%, 4/1/2056	0.8

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	3.6
AA/Aa	26.2
A/A	34.0
BBB/Baa	19.2
BB/Ba	6.5
B/B	0.4
Not rated	9.9
CCC/Caa	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3171 06-24

Annual Shareholder Report

June 30, 2024

Ultra Short-Term Municipal Income Fund

Administrator Class

WUSMX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,002	$10,018	$10,000	$10,000
8/31/2014	$10,005	$10,139	$10,003	$10,007
9/30/2014	$10,007	$10,149	$10,004	$10,007
10/31/2014	$10,009	$10,219	$10,006	$10,011
11/30/2014	$10,012	$10,236	$10,009	$10,017
12/31/2014	$10,015	$10,288	$10,006	$10,012
1/31/2015	$10,017	$10,470	$10,016	$10,031
2/28/2015	$10,019	$10,362	$10,017	$10,034
3/31/2015	$10,022	$10,392	$10,018	$10,034
4/30/2015	$10,004	$10,338	$10,018	$10,035
5/31/2015	$10,007	$10,309	$10,018	$10,034
6/30/2015	$10,000	$10,300	$10,018	$10,034
7/31/2015	$10,014	$10,375	$10,024	$10,048
8/31/2015	$10,017	$10,395	$10,033	$10,064
9/30/2015	$10,021	$10,470	$10,039	$10,077
10/31/2015	$10,035	$10,512	$10,044	$10,087
11/30/2015	$10,028	$10,554	$10,038	$10,074
12/31/2015	$10,033	$10,628	$10,038	$10,073
1/31/2016	$10,046	$10,755	$10,053	$10,104
2/29/2016	$10,040	$10,771	$10,061	$10,120
3/31/2016	$10,033	$10,806	$10,054	$10,105
4/30/2016	$10,048	$10,885	$10,060	$10,116
5/31/2016	$10,053	$10,915	$10,063	$10,122
6/30/2016	$10,068	$11,088	$10,072	$10,139
7/31/2016	$10,072	$11,095	$10,081	$10,157
8/31/2016	$10,076	$11,110	$10,076	$10,142
9/30/2016	$10,061	$11,054	$10,067	$10,120
10/31/2016	$10,066	$10,938	$10,073	$10,127
11/30/2016	$10,018	$10,531	$10,053	$10,083
12/31/2016	$10,014	$10,654	$10,064	$10,103
1/31/2017	$10,030	$10,724	$10,085	$10,140
2/28/2017	$10,036	$10,799	$10,103	$10,173
3/31/2017	$10,041	$10,822	$10,104	$10,173
4/30/2017	$10,058	$10,901	$10,115	$10,189
5/31/2017	$10,075	$11,074	$10,127	$10,208
6/30/2017	$10,071	$11,034	$10,125	$10,200
7/31/2017	$10,088	$11,123	$10,140	$10,224
8/31/2017	$10,104	$11,208	$10,154	$10,247
9/30/2017	$10,100	$11,151	$10,150	$10,235
10/31/2017	$10,107	$11,178	$10,153	$10,236
11/30/2017	$10,102	$11,118	$10,133	$10,190
12/31/2017	$10,110	$11,235	$10,140	$10,196
1/31/2018	$10,108	$11,102	$10,158	$10,225
2/28/2018	$10,116	$11,069	$10,171	$10,242
3/31/2018	$10,125	$11,110	$10,171	$10,235
4/30/2018	$10,125	$11,070	$10,172	$10,225
5/31/2018	$10,146	$11,197	$10,195	$10,259
6/30/2018	$10,166	$11,207	$10,217	$10,295
7/31/2018	$10,186	$11,234	$10,234	$10,317
8/31/2018	$10,186	$11,263	$10,238	$10,313
9/30/2018	$10,186	$11,190	$10,235	$10,293
10/31/2018	$10,186	$11,121	$10,247	$10,302
11/30/2018	$10,209	$11,244	$10,270	$10,335
12/31/2018	$10,232	$11,379	$10,297	$10,373
1/31/2019	$10,254	$11,465	$10,321	$10,406
2/28/2019	$10,267	$11,526	$10,341	$10,429
3/31/2019	$10,290	$11,708	$10,363	$10,458
4/30/2019	$10,302	$11,752	$10,375	$10,466
5/31/2019	$10,326	$11,914	$10,403	$10,505
6/30/2019	$10,338	$11,958	$10,427	$10,537
7/31/2019	$10,361	$12,055	$10,452	$10,572
8/31/2019	$10,373	$12,245	$10,467	$10,587
9/30/2019	$10,374	$12,147	$10,462	$10,564
10/31/2019	$10,386	$12,168	$10,484	$10,595
11/30/2019	$10,397	$12,199	$10,498	$10,613
12/31/2019	$10,407	$12,236	$10,511	$10,629
1/31/2020	$10,439	$12,456	$10,535	$10,666
2/29/2020	$10,450	$12,617	$10,550	$10,688
3/31/2020	$10,399	$12,159	$10,528	$10,635
4/30/2020	$10,390	$12,006	$10,542	$10,659
5/31/2020	$10,442	$12,388	$10,595	$10,765
6/30/2020	$10,461	$12,490	$10,595	$10,764
7/31/2020	$10,478	$12,701	$10,608	$10,791
8/31/2020	$10,483	$12,641	$10,609	$10,793
9/30/2020	$10,488	$12,644	$10,613	$10,801
10/31/2020	$10,492	$12,606	$10,609	$10,793
11/30/2020	$10,507	$12,796	$10,616	$10,806
12/31/2020	$10,510	$12,874	$10,620	$10,816
1/31/2021	$10,524	$12,956	$10,629	$10,834
2/28/2021	$10,516	$12,750	$10,627	$10,830
3/31/2021	$10,518	$12,829	$10,631	$10,838
4/30/2021	$10,522	$12,936	$10,635	$10,845
5/31/2021	$10,524	$12,975	$10,637	$10,850
6/30/2021	$10,526	$13,010	$10,637	$10,849
7/31/2021	$10,539	$13,118	$10,644	$10,863
8/31/2021	$10,529	$13,070	$10,642	$10,861
9/30/2021	$10,520	$12,976	$10,637	$10,849
10/31/2021	$10,510	$12,938	$10,636	$10,847
11/30/2021	$10,523	$13,048	$10,637	$10,850
12/31/2021	$10,513	$13,069	$10,637	$10,849
1/31/2022	$10,459	$12,711	$10,602	$10,777
2/28/2022	$10,439	$12,666	$10,595	$10,763
3/31/2022	$10,387	$12,255	$10,551	$10,674
4/30/2022	$10,347	$11,916	$10,530	$10,631
5/31/2022	$10,385	$12,093	$10,572	$10,712
6/30/2022	$10,380	$11,895	$10,576	$10,715
7/31/2022	$10,431	$12,210	$10,610	$10,773
8/31/2022	$10,385	$11,942	$10,576	$10,687
9/30/2022	$10,329	$11,484	$10,539	$10,595
10/31/2022	$10,340	$11,388	$10,557	$10,609
11/30/2022	$10,418	$11,921	$10,631	$10,731
12/31/2022	$10,431	$11,955	$10,645	$10,726
1/31/2023	$10,499	$12,298	$10,706	$10,816
2/28/2023	$10,458	$12,020	$10,677	$10,725
3/31/2023	$10,527	$12,287	$10,753	$10,840
4/30/2023	$10,519	$12,259	$10,756	$10,808
5/31/2023	$10,532	$12,153	$10,770	$10,797
6/30/2023	$10,570	$12,274	$10,816	$10,848
7/31/2023	$10,598	$12,323	$10,848	$10,871
8/31/2023	$10,605	$12,146	$10,876	$10,883
9/30/2023	$10,591	$11,790	$10,874	$10,838
10/31/2023	$10,625	$11,689	$10,912	$10,868
11/30/2023	$10,724	$12,431	$11,012	$11,026
12/31/2023	$10,780	$12,720	$11,067	$11,090
1/31/2024	$10,802	$12,655	$11,078	$11,086
2/29/2024	$10,824	$12,671	$11,098	$11,103
3/31/2024	$10,846	$12,671	$11,113	$11,103
4/30/2024	$10,868	$12,514	$11,129	$11,104
5/31/2024	$10,890	$12,477	$11,159	$11,131
6/30/2024	$10,947	$12,669	$11,205	$11,194

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Administrator Class	3.57	1.15	0.91
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	17.2
AA/Aa	25.7
A/A	34.4
BBB/Baa	9.6
BB/Ba	1.0
B/B	0.3
Not rated	11.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3764 06-24

Annual Shareholder Report

June 30, 2024

Ultra Short-Term Municipal Income Fund

Class A

SMAVX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$9,800	$10,000	$10,000	$10,000
7/31/2014	$9,802	$10,018	$10,000	$10,000
8/31/2014	$9,824	$10,139	$10,003	$10,007
9/30/2014	$9,805	$10,149	$10,004	$10,007
10/31/2014	$9,807	$10,219	$10,006	$10,011
11/30/2014	$9,808	$10,236	$10,009	$10,017
12/31/2014	$9,811	$10,288	$10,006	$10,012
1/31/2015	$9,812	$10,470	$10,016	$10,031
2/28/2015	$9,814	$10,362	$10,017	$10,034
3/31/2015	$9,816	$10,392	$10,018	$10,034
4/30/2015	$9,798	$10,338	$10,018	$10,035
5/31/2015	$9,801	$10,309	$10,018	$10,034
6/30/2015	$9,793	$10,300	$10,018	$10,034
7/31/2015	$9,806	$10,375	$10,024	$10,048
8/31/2015	$9,809	$10,395	$10,033	$10,064
9/30/2015	$9,812	$10,470	$10,039	$10,077
10/31/2015	$9,825	$10,512	$10,044	$10,087
11/30/2015	$9,818	$10,554	$10,038	$10,074
12/31/2015	$9,822	$10,628	$10,038	$10,073
1/31/2016	$9,835	$10,755	$10,053	$10,104
2/29/2016	$9,828	$10,771	$10,061	$10,120
3/31/2016	$9,820	$10,806	$10,054	$10,105
4/30/2016	$9,834	$10,885	$10,060	$10,116
5/31/2016	$9,838	$10,915	$10,063	$10,122
6/30/2016	$9,853	$11,088	$10,072	$10,139
7/31/2016	$9,856	$11,095	$10,081	$10,157
8/31/2016	$9,860	$11,110	$10,076	$10,142
9/30/2016	$9,844	$11,054	$10,067	$10,120
10/31/2016	$9,849	$10,938	$10,073	$10,127
11/30/2016	$9,801	$10,531	$10,053	$10,083
12/31/2016	$9,796	$10,654	$10,064	$10,103
1/31/2017	$9,811	$10,724	$10,085	$10,140
2/28/2017	$9,817	$10,799	$10,103	$10,173
3/31/2017	$9,821	$10,822	$10,104	$10,173
4/30/2017	$9,838	$10,901	$10,115	$10,189
5/31/2017	$9,853	$11,074	$10,127	$10,208
6/30/2017	$9,849	$11,034	$10,125	$10,200
7/31/2017	$9,865	$11,123	$10,140	$10,224
8/31/2017	$9,880	$11,208	$10,154	$10,247
9/30/2017	$9,886	$11,151	$10,150	$10,235
10/31/2017	$9,892	$11,178	$10,153	$10,236
11/30/2017	$9,877	$11,118	$10,133	$10,190
12/31/2017	$9,883	$11,235	$10,140	$10,196
1/31/2018	$9,891	$11,102	$10,158	$10,225
2/28/2018	$9,889	$11,069	$10,171	$10,242
3/31/2018	$9,897	$11,110	$10,171	$10,235
4/30/2018	$9,896	$11,070	$10,172	$10,225
5/31/2018	$9,916	$11,197	$10,195	$10,259
6/30/2018	$9,935	$11,207	$10,217	$10,295
7/31/2018	$9,943	$11,234	$10,234	$10,317
8/31/2018	$9,953	$11,263	$10,238	$10,313
9/30/2018	$9,953	$11,190	$10,235	$10,293
10/31/2018	$9,953	$11,121	$10,247	$10,302
11/30/2018	$9,974	$11,244	$10,270	$10,335
12/31/2018	$9,996	$11,379	$10,297	$10,373
1/31/2019	$10,017	$11,465	$10,321	$10,406
2/28/2019	$10,029	$11,526	$10,341	$10,429
3/31/2019	$10,050	$11,708	$10,363	$10,458
4/30/2019	$10,062	$11,752	$10,375	$10,466
5/31/2019	$10,085	$11,914	$10,403	$10,505
6/30/2019	$10,097	$11,958	$10,427	$10,537
7/31/2019	$10,118	$12,055	$10,452	$10,572
8/31/2019	$10,129	$12,245	$10,467	$10,587
9/30/2019	$10,129	$12,147	$10,462	$10,564
10/31/2019	$10,140	$12,168	$10,484	$10,595
11/30/2019	$10,150	$12,199	$10,498	$10,613
12/31/2019	$10,160	$12,236	$10,511	$10,629
1/31/2020	$10,191	$12,456	$10,535	$10,666
2/29/2020	$10,200	$12,617	$10,550	$10,688
3/31/2020	$10,150	$12,159	$10,528	$10,635
4/30/2020	$10,130	$12,006	$10,542	$10,659
5/31/2020	$10,192	$12,388	$10,595	$10,765
6/30/2020	$10,211	$12,490	$10,595	$10,764
7/31/2020	$10,227	$12,701	$10,608	$10,791
8/31/2020	$10,232	$12,641	$10,609	$10,793
9/30/2020	$10,236	$12,644	$10,613	$10,801
10/31/2020	$10,230	$12,606	$10,609	$10,793
11/30/2020	$10,255	$12,796	$10,616	$10,806
12/31/2020	$10,258	$12,874	$10,620	$10,816
1/31/2021	$10,272	$12,956	$10,629	$10,834
2/28/2021	$10,264	$12,750	$10,627	$10,830
3/31/2021	$10,267	$12,829	$10,631	$10,838
4/30/2021	$10,270	$12,936	$10,635	$10,845
5/31/2021	$10,272	$12,975	$10,637	$10,850
6/30/2021	$10,274	$13,010	$10,637	$10,849
7/31/2021	$10,287	$13,118	$10,644	$10,863
8/31/2021	$10,277	$13,070	$10,642	$10,861
9/30/2021	$10,268	$12,976	$10,637	$10,849
10/31/2021	$10,259	$12,938	$10,636	$10,847
11/30/2021	$10,260	$13,048	$10,637	$10,850
12/31/2021	$10,261	$13,069	$10,637	$10,849
1/31/2022	$10,209	$12,711	$10,602	$10,777
2/28/2022	$10,190	$12,666	$10,595	$10,763
3/31/2022	$10,139	$12,255	$10,551	$10,674
4/30/2022	$10,100	$11,916	$10,530	$10,631
5/31/2022	$10,137	$12,093	$10,572	$10,712
6/30/2022	$10,132	$11,895	$10,576	$10,715
7/31/2022	$10,171	$12,210	$10,610	$10,773
8/31/2022	$10,137	$11,942	$10,576	$10,687
9/30/2022	$10,082	$11,484	$10,539	$10,595
10/31/2022	$10,093	$11,388	$10,557	$10,609
11/30/2022	$10,169	$11,921	$10,631	$10,731
12/31/2022	$10,181	$11,955	$10,645	$10,726
1/31/2023	$10,237	$12,298	$10,706	$10,816
2/28/2023	$10,208	$12,020	$10,677	$10,725
3/31/2023	$10,275	$12,287	$10,753	$10,840
4/30/2023	$10,267	$12,259	$10,756	$10,808
5/31/2023	$10,270	$12,153	$10,770	$10,797
6/30/2023	$10,317	$12,274	$10,816	$10,848
7/31/2023	$10,344	$12,323	$10,848	$10,871
8/31/2023	$10,351	$12,146	$10,876	$10,883
9/30/2023	$10,338	$11,790	$10,874	$10,838
10/31/2023	$10,371	$11,689	$10,912	$10,868
11/30/2023	$10,468	$12,431	$11,012	$11,026
12/31/2023	$10,523	$12,720	$11,067	$11,090
1/31/2024	$10,544	$12,655	$11,078	$11,086
2/29/2024	$10,566	$12,671	$11,098	$11,103
3/31/2024	$10,587	$12,671	$11,113	$11,103
4/30/2024	$10,597	$12,514	$11,129	$11,104
5/31/2024	$10,630	$12,477	$11,159	$11,131
6/30/2024	$10,686	$12,669	$11,205	$11,194

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Class A	3.57	1.14	0.87
Class A with Load	1.50	0.73	0.67
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	17.2
AA/Aa	25.7
A/A	34.4
BBB/Baa	9.6
BB/Ba	1.0
B/B	0.3
Not rated	11.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3011 06-24

Annual Shareholder Report

June 30, 2024

Ultra Short-Term Municipal Income Fund

Class A2

WFUNX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A2	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,002	$10,018	$10,000	$10,000
8/31/2014	$10,024	$10,139	$10,003	$10,007
9/30/2014	$10,005	$10,149	$10,004	$10,007
10/31/2014	$10,007	$10,219	$10,006	$10,011
11/30/2014	$10,009	$10,236	$10,009	$10,017
12/31/2014	$10,011	$10,288	$10,006	$10,012
1/31/2015	$10,013	$10,470	$10,016	$10,031
2/28/2015	$10,014	$10,362	$10,017	$10,034
3/31/2015	$10,017	$10,392	$10,018	$10,034
4/30/2015	$9,998	$10,338	$10,018	$10,035
5/31/2015	$10,001	$10,309	$10,018	$10,034
6/30/2015	$9,993	$10,300	$10,018	$10,034
7/31/2015	$10,006	$10,375	$10,024	$10,048
8/31/2015	$10,009	$10,395	$10,033	$10,064
9/30/2015	$10,012	$10,470	$10,039	$10,077
10/31/2015	$10,025	$10,512	$10,044	$10,087
11/30/2015	$10,018	$10,554	$10,038	$10,074
12/31/2015	$10,022	$10,628	$10,038	$10,073
1/31/2016	$10,035	$10,755	$10,053	$10,104
2/29/2016	$10,028	$10,771	$10,061	$10,120
3/31/2016	$10,021	$10,806	$10,054	$10,105
4/30/2016	$10,035	$10,885	$10,060	$10,116
5/31/2016	$10,039	$10,915	$10,063	$10,122
6/30/2016	$10,054	$11,088	$10,072	$10,139
7/31/2016	$10,057	$11,095	$10,081	$10,157
8/31/2016	$10,061	$11,110	$10,076	$10,142
9/30/2016	$10,045	$11,054	$10,067	$10,120
10/31/2016	$10,050	$10,938	$10,073	$10,127
11/30/2016	$10,001	$10,531	$10,053	$10,083
12/31/2016	$9,996	$10,654	$10,064	$10,103
1/31/2017	$10,011	$10,724	$10,085	$10,140
2/28/2017	$10,017	$10,799	$10,103	$10,173
3/31/2017	$10,022	$10,822	$10,104	$10,173
4/30/2017	$10,038	$10,901	$10,115	$10,189
5/31/2017	$10,054	$11,074	$10,127	$10,208
6/30/2017	$10,050	$11,034	$10,125	$10,200
7/31/2017	$10,067	$11,123	$10,140	$10,224
8/31/2017	$10,082	$11,208	$10,154	$10,247
9/30/2017	$10,087	$11,151	$10,150	$10,235
10/31/2017	$10,093	$11,178	$10,153	$10,236
11/30/2017	$10,078	$11,118	$10,133	$10,190
12/31/2017	$10,085	$11,235	$10,140	$10,196
1/31/2018	$10,093	$11,102	$10,158	$10,225
2/28/2018	$10,090	$11,069	$10,171	$10,242
3/31/2018	$10,098	$11,110	$10,171	$10,235
4/30/2018	$10,098	$11,070	$10,172	$10,225
5/31/2018	$10,118	$11,197	$10,195	$10,259
6/30/2018	$10,138	$11,207	$10,217	$10,295
7/31/2018	$10,146	$11,234	$10,234	$10,317
8/31/2018	$10,156	$11,263	$10,238	$10,313
9/30/2018	$10,156	$11,190	$10,235	$10,293
10/31/2018	$10,156	$11,121	$10,247	$10,302
11/30/2018	$10,178	$11,244	$10,270	$10,335
12/31/2018	$10,200	$11,379	$10,297	$10,373
1/31/2019	$10,222	$11,465	$10,321	$10,406
2/28/2019	$10,233	$11,526	$10,341	$10,429
3/31/2019	$10,256	$11,708	$10,363	$10,458
4/30/2019	$10,268	$11,752	$10,375	$10,466
5/31/2019	$10,290	$11,914	$10,403	$10,505
6/30/2019	$10,303	$11,958	$10,427	$10,537
7/31/2019	$10,325	$12,055	$10,452	$10,572
8/31/2019	$10,336	$12,245	$10,467	$10,587
9/30/2019	$10,336	$12,147	$10,462	$10,564
10/31/2019	$10,347	$12,168	$10,484	$10,595
11/30/2019	$10,358	$12,199	$10,498	$10,613
12/31/2019	$10,368	$12,236	$10,511	$10,629
1/31/2020	$10,399	$12,456	$10,535	$10,666
2/29/2020	$10,408	$12,617	$10,550	$10,688
3/31/2020	$10,357	$12,159	$10,528	$10,635
4/30/2020	$10,337	$12,006	$10,542	$10,659
5/31/2020	$10,399	$12,388	$10,595	$10,765
6/30/2020	$10,418	$12,490	$10,595	$10,764
7/31/2020	$10,435	$12,701	$10,608	$10,791
8/31/2020	$10,439	$12,641	$10,609	$10,793
9/30/2020	$10,444	$12,644	$10,613	$10,801
10/31/2020	$10,448	$12,606	$10,609	$10,793
11/30/2020	$10,463	$12,796	$10,616	$10,806
12/31/2020	$10,467	$12,874	$10,620	$10,816
1/31/2021	$10,480	$12,956	$10,629	$10,834
2/28/2021	$10,472	$12,750	$10,627	$10,830
3/31/2021	$10,475	$12,829	$10,631	$10,838
4/30/2021	$10,478	$12,936	$10,635	$10,845
5/31/2021	$10,480	$12,975	$10,637	$10,850
6/30/2021	$10,483	$13,010	$10,637	$10,849
7/31/2021	$10,495	$13,118	$10,644	$10,863
8/31/2021	$10,486	$13,070	$10,642	$10,861
9/30/2021	$10,476	$12,976	$10,637	$10,849
10/31/2021	$10,467	$12,938	$10,636	$10,847
11/30/2021	$10,468	$13,048	$10,637	$10,850
12/31/2021	$10,469	$13,069	$10,637	$10,849
1/31/2022	$10,415	$12,711	$10,602	$10,777
2/28/2022	$10,396	$12,666	$10,595	$10,763
3/31/2022	$10,344	$12,255	$10,551	$10,674
4/30/2022	$10,305	$11,916	$10,530	$10,631
5/31/2022	$10,344	$12,093	$10,572	$10,712
6/30/2022	$10,340	$11,895	$10,576	$10,715
7/31/2022	$10,380	$12,210	$10,610	$10,773
8/31/2022	$10,346	$11,942	$10,576	$10,687
9/30/2022	$10,291	$11,484	$10,539	$10,595
10/31/2022	$10,303	$11,388	$10,557	$10,609
11/30/2022	$10,382	$11,921	$10,631	$10,731
12/31/2022	$10,395	$11,955	$10,645	$10,726
1/31/2023	$10,453	$12,298	$10,706	$10,816
2/28/2023	$10,413	$12,020	$10,677	$10,725
3/31/2023	$10,494	$12,287	$10,753	$10,840
4/30/2023	$10,486	$12,259	$10,756	$10,808
5/31/2023	$10,490	$12,153	$10,770	$10,797
6/30/2023	$10,539	$12,274	$10,816	$10,848
7/31/2023	$10,568	$12,323	$10,848	$10,871
8/31/2023	$10,576	$12,146	$10,876	$10,883
9/30/2023	$10,563	$11,790	$10,874	$10,838
10/31/2023	$10,597	$11,689	$10,912	$10,868
11/30/2023	$10,698	$12,431	$11,012	$11,026
12/31/2023	$10,754	$12,720	$11,067	$11,090
1/31/2024	$10,777	$12,655	$11,078	$11,086
2/29/2024	$10,800	$12,671	$11,098	$11,103
3/31/2024	$10,822	$12,671	$11,113	$11,103
4/30/2024	$10,834	$12,514	$11,129	$11,104
5/31/2024	$10,868	$12,477	$11,159	$11,131
6/30/2024	$10,926	$12,669	$11,205	$11,194

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Class A2Footnote Reference*	3.67	1.18	0.89
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Historical performance for the Class A2 shares prior to their inception on May 29, 2020 reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	17.2
AA/Aa	25.7
A/A	34.4
BBB/Baa	9.6
BB/Ba	1.0
B/B	0.3
Not rated	11.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5102 06-24

Annual Shareholder Report

June 30, 2024

Ultra Short-Term Municipal Income Fund

Class C

WFUSX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$127	1.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,979	$10,018	$10,000	$10,000
8/31/2014	$9,979	$10,139	$10,003	$10,007
9/30/2014	$9,979	$10,149	$10,004	$10,007
10/31/2014	$9,979	$10,219	$10,006	$10,011
11/30/2014	$9,979	$10,236	$10,009	$10,017
12/31/2014	$9,959	$10,288	$10,006	$10,012
1/31/2015	$9,959	$10,470	$10,016	$10,031
2/28/2015	$9,959	$10,362	$10,017	$10,034
3/31/2015	$9,938	$10,392	$10,018	$10,034
4/30/2015	$9,938	$10,338	$10,018	$10,035
5/31/2015	$9,918	$10,309	$10,018	$10,034
6/30/2015	$9,907	$10,300	$10,018	$10,034
7/31/2015	$9,907	$10,375	$10,024	$10,048
8/31/2015	$9,907	$10,395	$10,033	$10,064
9/30/2015	$9,907	$10,470	$10,039	$10,077
10/31/2015	$9,907	$10,512	$10,044	$10,087
11/30/2015	$9,907	$10,554	$10,038	$10,074
12/31/2015	$9,898	$10,628	$10,038	$10,073
1/31/2016	$9,898	$10,755	$10,053	$10,104
2/29/2016	$9,888	$10,771	$10,061	$10,120
3/31/2016	$9,888	$10,806	$10,054	$10,105
4/30/2016	$9,888	$10,885	$10,060	$10,116
5/31/2016	$9,888	$10,915	$10,063	$10,122
6/30/2016	$9,888	$11,088	$10,072	$10,139
7/31/2016	$9,888	$11,095	$10,081	$10,157
8/31/2016	$9,888	$11,110	$10,076	$10,142
9/30/2016	$9,867	$11,054	$10,067	$10,120
10/31/2016	$9,867	$10,938	$10,073	$10,127
11/30/2016	$9,804	$10,531	$10,053	$10,083
12/31/2016	$9,805	$10,654	$10,064	$10,103
1/31/2017	$9,805	$10,724	$10,085	$10,140
2/28/2017	$9,805	$10,799	$10,103	$10,173
3/31/2017	$9,805	$10,822	$10,104	$10,173
4/30/2017	$9,816	$10,901	$10,115	$10,189
5/31/2017	$9,826	$11,074	$10,127	$10,208
6/30/2017	$9,816	$11,034	$10,125	$10,200
7/31/2017	$9,826	$11,123	$10,140	$10,224
8/31/2017	$9,837	$11,208	$10,154	$10,247
9/30/2017	$9,826	$11,151	$10,150	$10,235
10/31/2017	$9,826	$11,178	$10,153	$10,236
11/30/2017	$9,816	$11,118	$10,133	$10,190
12/31/2017	$9,806	$11,235	$10,140	$10,196
1/31/2018	$9,808	$11,102	$10,158	$10,225
2/28/2018	$9,809	$11,069	$10,171	$10,242
3/31/2018	$9,801	$11,110	$10,171	$10,235
4/30/2018	$9,804	$11,070	$10,172	$10,225
5/31/2018	$9,818	$11,197	$10,195	$10,259
6/30/2018	$9,831	$11,207	$10,217	$10,295
7/31/2018	$9,833	$11,234	$10,234	$10,317
8/31/2018	$9,836	$11,263	$10,238	$10,313
9/30/2018	$9,819	$11,190	$10,235	$10,293
10/31/2018	$9,823	$11,121	$10,247	$10,302
11/30/2018	$9,839	$11,244	$10,270	$10,335
12/31/2018	$9,844	$11,379	$10,297	$10,373
1/31/2019	$9,859	$11,465	$10,321	$10,406
2/28/2019	$9,875	$11,526	$10,341	$10,429
3/31/2019	$9,879	$11,708	$10,363	$10,458
4/30/2019	$9,885	$11,752	$10,375	$10,466
5/31/2019	$9,901	$11,914	$10,403	$10,505
6/30/2019	$9,917	$11,958	$10,427	$10,537
7/31/2019	$9,932	$12,055	$10,452	$10,572
8/31/2019	$9,936	$12,245	$10,467	$10,587
9/30/2019	$9,930	$12,147	$10,462	$10,564
10/31/2019	$9,935	$12,168	$10,484	$10,595
11/30/2019	$9,938	$12,199	$10,498	$10,613
12/31/2019	$9,942	$12,236	$10,511	$10,629
1/31/2020	$9,955	$12,456	$10,535	$10,666
2/29/2020	$9,969	$12,617	$10,550	$10,688
3/31/2020	$9,902	$12,159	$10,528	$10,635
4/30/2020	$9,886	$12,006	$10,542	$10,659
5/31/2020	$9,930	$12,388	$10,595	$10,765
6/30/2020	$9,942	$12,490	$10,595	$10,764
7/31/2020	$9,953	$12,701	$10,608	$10,791
8/31/2020	$10,006	$12,641	$10,609	$10,793
9/30/2020	$10,006	$12,644	$10,613	$10,801
10/31/2020	$9,996	$12,606	$10,609	$10,793
11/30/2020	$10,006	$12,796	$10,616	$10,806
12/31/2020	$10,017	$12,874	$10,620	$10,816
1/31/2021	$10,028	$12,956	$10,629	$10,834
2/28/2021	$10,007	$12,750	$10,627	$10,830
3/31/2021	$10,007	$12,829	$10,631	$10,838
4/30/2021	$10,017	$12,936	$10,635	$10,845
5/31/2021	$10,018	$12,975	$10,637	$10,850
6/30/2021	$10,018	$13,010	$10,637	$10,849
7/31/2021	$10,018	$13,118	$10,644	$10,863
8/31/2021	$10,018	$13,070	$10,642	$10,861
9/30/2021	$9,997	$12,976	$10,637	$10,849
10/31/2021	$9,997	$12,938	$10,636	$10,847
11/30/2021	$9,997	$13,048	$10,637	$10,850
12/31/2021	$9,997	$13,069	$10,637	$10,849
1/31/2022	$9,944	$12,711	$10,602	$10,777
2/28/2022	$9,923	$12,666	$10,595	$10,763
3/31/2022	$9,871	$12,255	$10,551	$10,674
4/30/2022	$9,829	$11,916	$10,530	$10,631
5/31/2022	$9,860	$12,093	$10,572	$10,712
6/30/2022	$9,850	$11,895	$10,576	$10,715
7/31/2022	$9,888	$12,210	$10,610	$10,773
8/31/2022	$9,855	$11,942	$10,576	$10,687
9/30/2022	$9,801	$11,484	$10,539	$10,595
10/31/2022	$9,812	$11,388	$10,557	$10,609
11/30/2022	$9,886	$11,921	$10,631	$10,731
12/31/2022	$9,898	$11,955	$10,645	$10,726
1/31/2023	$9,952	$12,298	$10,706	$10,816
2/28/2023	$9,924	$12,020	$10,677	$10,725
3/31/2023	$9,990	$12,287	$10,753	$10,840
4/30/2023	$9,982	$12,259	$10,756	$10,808
5/31/2023	$9,984	$12,153	$10,770	$10,797
6/30/2023	$10,030	$12,274	$10,816	$10,848
7/31/2023	$10,057	$12,323	$10,848	$10,871
8/31/2023	$10,063	$12,146	$10,876	$10,883
9/30/2023	$10,051	$11,790	$10,874	$10,838
10/31/2023	$10,082	$11,689	$10,912	$10,868
11/30/2023	$10,177	$12,431	$11,012	$11,026
12/31/2023	$10,230	$12,720	$11,067	$11,090
1/31/2024	$10,250	$12,655	$11,078	$11,086
2/29/2024	$10,272	$12,671	$11,098	$11,103
3/31/2024	$10,292	$12,671	$11,113	$11,103
4/30/2024	$10,303	$12,514	$11,129	$11,104
5/31/2024	$10,334	$12,477	$11,159	$11,131
6/30/2024	$10,389	$12,669	$11,205	$11,194

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Class C	2.81	0.74	0.38
Class C with Load	1.81	0.74	0.38
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	17.2
AA/Aa	25.7
A/A	34.4
BBB/Baa	9.6
BB/Ba	1.0
B/B	0.3
Not rated	11.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3543 06-24

Annual Shareholder Report

June 30, 2024

Ultra Short-Term Municipal Income Fund

Class R6

WUSRX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$20	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class R6	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,004	$10,018	$10,000	$10,000
8/31/2014	$10,009	$10,139	$10,003	$10,007
9/30/2014	$10,013	$10,149	$10,004	$10,007
10/31/2014	$10,017	$10,219	$10,006	$10,011
11/30/2014	$10,021	$10,236	$10,009	$10,017
12/31/2014	$10,027	$10,288	$10,006	$10,012
1/31/2015	$10,030	$10,470	$10,016	$10,031
2/28/2015	$10,034	$10,362	$10,017	$10,034
3/31/2015	$10,039	$10,392	$10,018	$10,034
4/30/2015	$10,023	$10,338	$10,018	$10,035
5/31/2015	$10,028	$10,309	$10,018	$10,034
6/30/2015	$10,023	$10,300	$10,018	$10,034
7/31/2015	$10,039	$10,375	$10,024	$10,048
8/31/2015	$10,044	$10,395	$10,033	$10,064
9/30/2015	$10,050	$10,470	$10,039	$10,077
10/31/2015	$10,066	$10,512	$10,044	$10,087
11/30/2015	$10,061	$10,554	$10,038	$10,074
12/31/2015	$10,068	$10,628	$10,038	$10,073
1/31/2016	$10,083	$10,755	$10,053	$10,104
2/29/2016	$10,078	$10,771	$10,061	$10,120
3/31/2016	$10,073	$10,806	$10,054	$10,105
4/30/2016	$10,090	$10,885	$10,060	$10,116
5/31/2016	$10,097	$10,915	$10,063	$10,122
6/30/2016	$10,114	$11,088	$10,072	$10,139
7/31/2016	$10,120	$11,095	$10,081	$10,157
8/31/2016	$10,127	$11,110	$10,076	$10,142
9/30/2016	$10,113	$11,054	$10,067	$10,120
10/31/2016	$10,120	$10,938	$10,073	$10,127
11/30/2016	$10,074	$10,531	$10,053	$10,083
12/31/2016	$10,071	$10,654	$10,064	$10,103
1/31/2017	$10,089	$10,724	$10,085	$10,140
2/28/2017	$10,097	$10,799	$10,103	$10,173
3/31/2017	$10,105	$10,822	$10,104	$10,173
4/30/2017	$10,124	$10,901	$10,115	$10,189
5/31/2017	$10,143	$11,074	$10,127	$10,208
6/30/2017	$10,151	$11,034	$10,125	$10,200
7/31/2017	$10,160	$11,123	$10,140	$10,224
8/31/2017	$10,178	$11,208	$10,154	$10,247
9/30/2017	$10,186	$11,151	$10,150	$10,235
10/31/2017	$10,195	$11,178	$10,153	$10,236
11/30/2017	$10,182	$11,118	$10,133	$10,190
12/31/2017	$10,192	$11,235	$10,140	$10,196
1/31/2018	$10,202	$11,102	$10,158	$10,225
2/28/2018	$10,213	$11,069	$10,171	$10,242
3/31/2018	$10,213	$11,110	$10,171	$10,235
4/30/2018	$10,215	$11,070	$10,172	$10,225
5/31/2018	$10,237	$11,197	$10,195	$10,259
6/30/2018	$10,260	$11,207	$10,217	$10,295
7/31/2018	$10,282	$11,234	$10,234	$10,317
8/31/2018	$10,295	$11,263	$10,238	$10,313
9/30/2018	$10,287	$11,190	$10,235	$10,293
10/31/2018	$10,301	$11,121	$10,247	$10,302
11/30/2018	$10,315	$11,244	$10,270	$10,335
12/31/2018	$10,341	$11,379	$10,297	$10,373
1/31/2019	$10,366	$11,465	$10,321	$10,406
2/28/2019	$10,381	$11,526	$10,341	$10,429
3/31/2019	$10,406	$11,708	$10,363	$10,458
4/30/2019	$10,411	$11,752	$10,375	$10,466
5/31/2019	$10,448	$11,914	$10,403	$10,505
6/30/2019	$10,463	$11,958	$10,427	$10,537
7/31/2019	$10,489	$12,055	$10,452	$10,572
8/31/2019	$10,503	$12,245	$10,467	$10,587
9/30/2019	$10,506	$12,147	$10,462	$10,564
10/31/2019	$10,521	$12,168	$10,484	$10,595
11/30/2019	$10,534	$12,199	$10,498	$10,613
12/31/2019	$10,548	$12,236	$10,511	$10,629
1/31/2020	$10,583	$12,456	$10,535	$10,666
2/29/2020	$10,595	$12,617	$10,550	$10,688
3/31/2020	$10,546	$12,159	$10,528	$10,635
4/30/2020	$10,528	$12,006	$10,542	$10,659
5/31/2020	$10,595	$12,388	$10,595	$10,765
6/30/2020	$10,617	$12,490	$10,595	$10,764
7/31/2020	$10,637	$12,701	$10,608	$10,791
8/31/2020	$10,645	$12,641	$10,609	$10,793
9/30/2020	$10,652	$12,644	$10,613	$10,801
10/31/2020	$10,648	$12,606	$10,609	$10,793
11/30/2020	$10,677	$12,796	$10,616	$10,806
12/31/2020	$10,683	$12,874	$10,620	$10,816
1/31/2021	$10,700	$12,956	$10,629	$10,834
2/28/2021	$10,683	$12,750	$10,627	$10,830
3/31/2021	$10,699	$12,829	$10,631	$10,838
4/30/2021	$10,705	$12,936	$10,635	$10,845
5/31/2021	$10,710	$12,975	$10,637	$10,850
6/30/2021	$10,715	$13,010	$10,637	$10,849
7/31/2021	$10,731	$13,118	$10,644	$10,863
8/31/2021	$10,724	$13,070	$10,642	$10,861
9/30/2021	$10,717	$12,976	$10,637	$10,849
10/31/2021	$10,710	$12,938	$10,636	$10,847
11/30/2021	$10,714	$13,048	$10,637	$10,850
12/31/2021	$10,718	$13,069	$10,637	$10,849
1/31/2022	$10,665	$12,711	$10,602	$10,777
2/28/2022	$10,648	$12,666	$10,595	$10,763
3/31/2022	$10,597	$12,255	$10,551	$10,674
4/30/2022	$10,559	$11,916	$10,530	$10,631
5/31/2022	$10,601	$12,093	$10,572	$10,712
6/30/2022	$10,598	$11,895	$10,576	$10,715
7/31/2022	$10,642	$12,210	$10,610	$10,773
8/31/2022	$10,597	$11,942	$10,576	$10,687
9/30/2022	$10,554	$11,484	$10,539	$10,595
10/31/2022	$10,557	$11,388	$10,557	$10,609
11/30/2022	$10,650	$11,921	$10,631	$10,731
12/31/2022	$10,666	$11,955	$10,645	$10,726
1/31/2023	$10,727	$12,298	$10,706	$10,816
2/28/2023	$10,688	$12,020	$10,677	$10,725
3/31/2023	$10,772	$12,287	$10,753	$10,840
4/30/2023	$10,766	$12,259	$10,756	$10,808
5/31/2023	$10,772	$12,153	$10,770	$10,797
6/30/2023	$10,824	$12,274	$10,816	$10,848
7/31/2023	$10,844	$12,323	$10,848	$10,871
8/31/2023	$10,865	$12,146	$10,876	$10,883
9/30/2023	$10,854	$11,790	$10,874	$10,838
10/31/2023	$10,891	$11,689	$10,912	$10,868
11/30/2023	$10,996	$12,431	$11,012	$11,026
12/31/2023	$11,056	$12,720	$11,067	$11,090
1/31/2024	$11,081	$12,655	$11,078	$11,086
2/29/2024	$11,107	$12,671	$11,098	$11,103
3/31/2024	$11,132	$12,671	$11,113	$11,103
4/30/2024	$11,146	$12,514	$11,129	$11,104
5/31/2024	$11,183	$12,477	$11,159	$11,131
6/30/2024	$11,244	$12,669	$11,205	$11,194

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.88	1.45	1.18
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	17.2
AA/Aa	25.7
A/A	34.4
BBB/Baa	9.6
BB/Ba	1.0
B/B	0.3
Not rated	11.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4815 06-24

Annual Shareholder Report

June 30, 2024

Ultra Short-Term Municipal Income Fund

Institutional Class

SMAIX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,004	$10,018	$10,000	$10,000
8/31/2014	$10,009	$10,139	$10,003	$10,007
9/30/2014	$10,013	$10,149	$10,004	$10,007
10/31/2014	$10,017	$10,219	$10,006	$10,011
11/30/2014	$10,021	$10,236	$10,009	$10,017
12/31/2014	$10,027	$10,288	$10,006	$10,012
1/31/2015	$10,030	$10,470	$10,016	$10,031
2/28/2015	$10,034	$10,362	$10,017	$10,034
3/31/2015	$10,039	$10,392	$10,018	$10,034
4/30/2015	$10,023	$10,338	$10,018	$10,035
5/31/2015	$10,028	$10,309	$10,018	$10,034
6/30/2015	$10,023	$10,300	$10,018	$10,034
7/31/2015	$10,039	$10,375	$10,024	$10,048
8/31/2015	$10,044	$10,395	$10,033	$10,064
9/30/2015	$10,050	$10,470	$10,039	$10,077
10/31/2015	$10,066	$10,512	$10,044	$10,087
11/30/2015	$10,061	$10,554	$10,038	$10,074
12/31/2015	$10,068	$10,628	$10,038	$10,073
1/31/2016	$10,083	$10,755	$10,053	$10,104
2/29/2016	$10,078	$10,771	$10,061	$10,120
3/31/2016	$10,073	$10,806	$10,054	$10,105
4/30/2016	$10,090	$10,885	$10,060	$10,116
5/31/2016	$10,097	$10,915	$10,063	$10,122
6/30/2016	$10,114	$11,088	$10,072	$10,139
7/31/2016	$10,120	$11,095	$10,081	$10,157
8/31/2016	$10,127	$11,110	$10,076	$10,142
9/30/2016	$10,113	$11,054	$10,067	$10,120
10/31/2016	$10,120	$10,938	$10,073	$10,127
11/30/2016	$10,074	$10,531	$10,053	$10,083
12/31/2016	$10,071	$10,654	$10,064	$10,103
1/31/2017	$10,089	$10,724	$10,085	$10,140
2/28/2017	$10,097	$10,799	$10,103	$10,173
3/31/2017	$10,105	$10,822	$10,104	$10,173
4/30/2017	$10,124	$10,901	$10,115	$10,189
5/31/2017	$10,143	$11,074	$10,127	$10,208
6/30/2017	$10,151	$11,034	$10,125	$10,200
7/31/2017	$10,160	$11,123	$10,140	$10,224
8/31/2017	$10,178	$11,208	$10,154	$10,247
9/30/2017	$10,186	$11,151	$10,150	$10,235
10/31/2017	$10,195	$11,178	$10,153	$10,236
11/30/2017	$10,182	$11,118	$10,133	$10,190
12/31/2017	$10,192	$11,235	$10,140	$10,196
1/31/2018	$10,202	$11,102	$10,158	$10,225
2/28/2018	$10,213	$11,069	$10,171	$10,242
3/31/2018	$10,213	$11,110	$10,171	$10,235
4/30/2018	$10,215	$11,070	$10,172	$10,225
5/31/2018	$10,237	$11,197	$10,195	$10,259
6/30/2018	$10,260	$11,207	$10,217	$10,295
7/31/2018	$10,282	$11,234	$10,234	$10,317
8/31/2018	$10,284	$11,263	$10,238	$10,313
9/30/2018	$10,286	$11,190	$10,235	$10,293
10/31/2018	$10,289	$11,121	$10,247	$10,302
11/30/2018	$10,314	$11,244	$10,270	$10,335
12/31/2018	$10,339	$11,379	$10,297	$10,373
1/31/2019	$10,363	$11,465	$10,321	$10,406
2/28/2019	$10,378	$11,526	$10,341	$10,429
3/31/2019	$10,403	$11,708	$10,363	$10,458
4/30/2019	$10,418	$11,752	$10,375	$10,466
5/31/2019	$10,443	$11,914	$10,403	$10,505
6/30/2019	$10,458	$11,958	$10,427	$10,537
7/31/2019	$10,483	$12,055	$10,452	$10,572
8/31/2019	$10,497	$12,245	$10,467	$10,587
9/30/2019	$10,500	$12,147	$10,462	$10,564
10/31/2019	$10,525	$12,168	$10,484	$10,595
11/30/2019	$10,538	$12,199	$10,498	$10,613
12/31/2019	$10,551	$12,236	$10,511	$10,629
1/31/2020	$10,575	$12,456	$10,535	$10,666
2/29/2020	$10,587	$12,617	$10,550	$10,688
3/31/2020	$10,537	$12,159	$10,528	$10,635
4/30/2020	$10,530	$12,006	$10,542	$10,659
5/31/2020	$10,586	$12,388	$10,595	$10,765
6/30/2020	$10,607	$12,490	$10,595	$10,764
7/31/2020	$10,627	$12,701	$10,608	$10,791
8/31/2020	$10,634	$12,641	$10,609	$10,793
9/30/2020	$10,640	$12,644	$10,613	$10,801
10/31/2020	$10,647	$12,606	$10,609	$10,793
11/30/2020	$10,664	$12,796	$10,616	$10,806
12/31/2020	$10,670	$12,874	$10,620	$10,816
1/31/2021	$10,686	$12,956	$10,629	$10,834
2/28/2021	$10,680	$12,750	$10,627	$10,830
3/31/2021	$10,685	$12,829	$10,631	$10,838
4/30/2021	$10,690	$12,936	$10,635	$10,845
5/31/2021	$10,695	$12,975	$10,637	$10,850
6/30/2021	$10,700	$13,010	$10,637	$10,849
7/31/2021	$10,715	$13,118	$10,644	$10,863
8/31/2021	$10,707	$13,070	$10,642	$10,861
9/30/2021	$10,700	$12,976	$10,637	$10,849
10/31/2021	$10,692	$12,938	$10,636	$10,847
11/30/2021	$10,696	$13,048	$10,637	$10,850
12/31/2021	$10,699	$13,069	$10,637	$10,849
1/31/2022	$10,647	$12,711	$10,602	$10,777
2/28/2022	$10,629	$12,666	$10,595	$10,763
3/31/2022	$10,578	$12,255	$10,551	$10,674
4/30/2022	$10,540	$11,916	$10,530	$10,631
5/31/2022	$10,580	$12,093	$10,572	$10,712
6/30/2022	$10,578	$11,895	$10,576	$10,715
7/31/2022	$10,632	$12,210	$10,610	$10,773
8/31/2022	$10,587	$11,942	$10,576	$10,687
9/30/2022	$10,532	$11,484	$10,539	$10,595
10/31/2022	$10,546	$11,388	$10,557	$10,609
11/30/2022	$10,627	$11,921	$10,631	$10,731
12/31/2022	$10,642	$11,955	$10,645	$10,726
1/31/2023	$10,714	$12,298	$10,706	$10,816
2/28/2023	$10,675	$12,020	$10,677	$10,725
3/31/2023	$10,747	$12,287	$10,753	$10,840
4/30/2023	$10,741	$12,259	$10,756	$10,808
5/31/2023	$10,746	$12,153	$10,770	$10,797
6/30/2023	$10,798	$12,274	$10,816	$10,848
7/31/2023	$10,828	$12,323	$10,848	$10,871
8/31/2023	$10,838	$12,146	$10,876	$10,883
9/30/2023	$10,826	$11,790	$10,874	$10,838
10/31/2023	$10,863	$11,689	$10,912	$10,868
11/30/2023	$10,967	$12,431	$11,012	$11,026
12/31/2023	$11,027	$12,720	$11,067	$11,090
1/31/2024	$11,051	$12,655	$11,078	$11,086
2/29/2024	$11,076	$12,671	$11,098	$11,103
3/31/2024	$11,100	$12,671	$11,113	$11,103
4/30/2024	$11,126	$12,514	$11,129	$11,104
5/31/2024	$11,150	$12,477	$11,159	$11,131
6/30/2024	$11,211	$12,669	$11,205	$11,194

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Institutional Class	3.83	1.40	1.15
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	17.2
AA/Aa	25.7
A/A	34.4
BBB/Baa	9.6
BB/Ba	1.0
B/B	0.3
Not rated	11.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3107 06-24

Annual Shareholder Report

June 30, 2024

Wisconsin Tax-Free Fund

Class A

WWTFX

This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$71	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation and security selection versus the performance benchmark, Bloomberg Wisconsin Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg Wisconsin Municipal Bond Index
6/30/2014	$9,547	$10,000	$10,000
7/31/2014	$9,540	$10,018	$10,022
8/31/2014	$9,628	$10,139	$10,144
9/30/2014	$9,647	$10,149	$10,145
10/31/2014	$9,691	$10,219	$10,216
11/30/2014	$9,701	$10,236	$10,214
12/31/2014	$9,739	$10,288	$10,255
1/31/2015	$9,864	$10,470	$10,446
2/28/2015	$9,801	$10,362	$10,348
3/31/2015	$9,827	$10,392	$10,373
4/30/2015	$9,799	$10,338	$10,326
5/31/2015	$9,771	$10,309	$10,307
6/30/2015	$9,745	$10,300	$10,296
7/31/2015	$9,798	$10,375	$10,365
8/31/2015	$9,799	$10,395	$10,390
9/30/2015	$9,864	$10,470	$10,468
10/31/2015	$9,911	$10,512	$10,511
11/30/2015	$9,941	$10,554	$10,526
12/31/2015	$9,999	$10,628	$10,582
1/31/2016	$10,081	$10,755	$10,701
2/29/2016	$10,092	$10,771	$10,729
3/31/2016	$10,101	$10,806	$10,749
4/30/2016	$10,156	$10,885	$10,808
5/31/2016	$10,165	$10,915	$10,831
6/30/2016	$10,275	$11,088	$10,992
7/31/2016	$10,257	$11,095	$11,002
8/31/2016	$10,284	$11,110	$11,026
9/30/2016	$10,257	$11,054	$10,959
10/31/2016	$10,193	$10,938	$10,862
11/30/2016	$9,916	$10,531	$10,471
12/31/2016	$9,974	$10,654	$10,587
1/31/2017	$9,976	$10,724	$10,676
2/28/2017	$10,046	$10,799	$10,749
3/31/2017	$10,068	$10,822	$10,770
4/30/2017	$10,127	$10,901	$10,844
5/31/2017	$10,252	$11,074	$10,991
6/30/2017	$10,226	$11,034	$10,955
7/31/2017	$10,295	$11,123	$11,036
8/31/2017	$10,383	$11,208	$11,101
9/30/2017	$10,348	$11,151	$11,041
10/31/2017	$10,360	$11,178	$11,067
11/30/2017	$10,334	$11,118	$10,991
12/31/2017	$10,403	$11,235	$11,096
1/31/2018	$10,310	$11,102	$10,975
2/28/2018	$10,276	$11,069	$10,943
3/31/2018	$10,318	$11,110	$10,974
4/30/2018	$10,293	$11,070	$10,941
5/31/2018	$10,393	$11,197	$11,053
6/30/2018	$10,406	$11,207	$11,066
7/31/2018	$10,429	$11,234	$11,098
8/31/2018	$10,442	$11,263	$11,123
9/30/2018	$10,388	$11,190	$11,048
10/31/2018	$10,344	$11,121	$10,992
11/30/2018	$10,446	$11,244	$11,101
12/31/2018	$10,557	$11,379	$11,243
1/31/2019	$10,630	$11,465	$11,329
2/28/2019	$10,674	$11,526	$11,381
3/31/2019	$10,796	$11,708	$11,529
4/30/2019	$10,830	$11,752	$11,556
5/31/2019	$10,942	$11,914	$11,699
6/30/2019	$10,985	$11,958	$11,750
7/31/2019	$11,058	$12,055	$11,835
8/31/2019	$11,180	$12,245	$11,968
9/30/2019	$11,132	$12,147	$11,885
10/31/2019	$11,144	$12,168	$11,920
11/30/2019	$11,165	$12,199	$11,947
12/31/2019	$11,190	$12,236	$11,986
1/31/2020	$11,321	$12,456	$12,156
2/29/2020	$11,420	$12,617	$12,278
3/31/2020	$11,169	$12,159	$11,970
4/30/2020	$11,058	$12,006	$11,859
5/31/2020	$11,270	$12,388	$12,230
6/30/2020	$11,320	$12,490	$12,284
7/31/2020	$11,441	$12,701	$12,435
8/31/2020	$11,419	$12,641	$12,405
9/30/2020	$11,418	$12,644	$12,425
10/31/2020	$11,406	$12,606	$12,383
11/30/2020	$11,537	$12,796	$12,517
12/31/2020	$11,586	$12,874	$12,564
1/31/2021	$11,624	$12,956	$12,637
2/28/2021	$11,519	$12,750	$12,471
3/31/2021	$11,568	$12,829	$12,539
4/30/2021	$11,637	$12,936	$12,614
5/31/2021	$11,674	$12,975	$12,645
6/30/2021	$11,701	$13,010	$12,680
7/31/2021	$11,779	$13,118	$12,772
8/31/2021	$11,764	$13,070	$12,739
9/30/2021	$11,698	$12,976	$12,670
10/31/2021	$11,672	$12,938	$12,631
11/30/2021	$11,741	$13,048	$12,712
12/31/2021	$11,747	$13,069	$12,731
1/31/2022	$11,522	$12,711	$12,425
2/28/2022	$11,478	$12,666	$12,398
3/31/2022	$11,223	$12,255	$12,036
4/30/2022	$10,957	$11,916	$11,711
5/31/2022	$11,060	$12,093	$11,853
6/30/2022	$10,890	$11,895	$11,654
7/31/2022	$11,131	$12,210	$11,945
8/31/2022	$10,886	$11,942	$11,671
9/30/2022	$10,524	$11,484	$11,208
10/31/2022	$10,450	$11,388	$11,123
11/30/2022	$10,887	$11,921	$11,603
12/31/2022	$10,888	$11,955	$11,652
1/31/2023	$11,156	$12,298	$11,964
2/28/2023	$10,922	$12,020	$11,687
3/31/2023	$11,117	$12,287	$11,939
4/30/2023	$11,097	$12,259	$11,883
5/31/2023	$11,013	$12,153	$11,788
6/30/2023	$11,102	$12,274	$11,929
7/31/2023	$11,115	$12,323	$11,994
8/31/2023	$10,975	$12,146	$11,806
9/30/2023	$10,695	$11,790	$11,444
10/31/2023	$10,568	$11,689	$11,331
11/30/2023	$11,215	$12,431	$12,075
12/31/2023	$11,469	$12,720	$12,371
1/31/2024	$11,448	$12,655	$12,302
2/29/2024	$11,440	$12,671	$12,328
3/31/2024	$11,443	$12,671	$12,333
4/30/2024	$11,314	$12,514	$12,179
5/31/2024	$11,263	$12,477	$12,147
6/30/2024	$11,499	$12,669	$12,358

Wisconsin Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$125,061,266
# of portfolio holdings	143
Portfolio turnover rate	9%
Total advisory fees paid	$370,770
	1 Year	5 Years	10 Years
Class A	3.58	0.92	1.88
Class A with Load	(1.05)	(0.01)	1.41
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Wisconsin Municipal Bond Index	3.59	1.01	2.14

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	14.1
1-3 years	25.5
3-5 years	7.8
5-10 years	14.4
10-20 years	20.2
20-30 years	16.3
30+ years	1.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7/1/2036	3.1
State of Wisconsin Series A, 4.30%, 5/1/2025	2.9
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7/1/2044	2.8
Wisconsin Housing & EDA Flats at Bishops Woods LP PT Series E, 4.75%, 6/1/2043	2.5
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 4.10%, 6/1/2036	2.4
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7/1/2052	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12/1/2052	2.2
Southeast Wisconsin Professional Baseball Park District Series A, 5.50%, 12/15/2026	2.0
Ashwaubenon CDA County of Brown, 0.00%, 6/1/2049	2.0
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C, 5.00%, 2/15/2047	1.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	6.1
AA/Aa	26.1
A/A	41.8
BBB/Baa	22.4
Not rated	3.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3328 06-24

Annual Shareholder Report

June 30, 2024

Wisconsin Tax-Free Fund

Class C

WWTCX

This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$147	1.45%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation and security selection versus the performance benchmark, Bloomberg Wisconsin Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg Wisconsin Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,986	$10,018	$10,022
8/31/2014	$10,072	$10,139	$10,144
9/30/2014	$10,086	$10,149	$10,145
10/31/2014	$10,125	$10,219	$10,216
11/30/2014	$10,130	$10,236	$10,214
12/31/2014	$10,163	$10,288	$10,255
1/31/2015	$10,287	$10,470	$10,446
2/28/2015	$10,215	$10,362	$10,348
3/31/2015	$10,235	$10,392	$10,373
4/30/2015	$10,200	$10,338	$10,326
5/31/2015	$10,165	$10,309	$10,307
6/30/2015	$10,131	$10,300	$10,296
7/31/2015	$10,180	$10,375	$10,365
8/31/2015	$10,174	$10,395	$10,390
9/30/2015	$10,236	$10,470	$10,468
10/31/2015	$10,278	$10,512	$10,511
11/30/2015	$10,302	$10,554	$10,526
12/31/2015	$10,356	$10,628	$10,582
1/31/2016	$10,435	$10,755	$10,701
2/29/2016	$10,439	$10,771	$10,729
3/31/2016	$10,442	$10,806	$10,749
4/30/2016	$10,493	$10,885	$10,808
5/31/2016	$10,495	$10,915	$10,831
6/30/2016	$10,603	$11,088	$10,992
7/31/2016	$10,577	$11,095	$11,002
8/31/2016	$10,599	$11,110	$11,026
9/30/2016	$10,555	$11,054	$10,959
10/31/2016	$10,492	$10,938	$10,862
11/30/2016	$10,200	$10,531	$10,471
12/31/2016	$10,253	$10,654	$10,587
1/31/2017	$10,249	$10,724	$10,676
2/28/2017	$10,314	$10,799	$10,749
3/31/2017	$10,330	$10,822	$10,770
4/30/2017	$10,385	$10,901	$10,844
5/31/2017	$10,506	$11,074	$10,991
6/30/2017	$10,473	$11,034	$10,955
7/31/2017	$10,537	$11,123	$11,036
8/31/2017	$10,620	$11,208	$11,101
9/30/2017	$10,579	$11,151	$11,041
10/31/2017	$10,584	$11,178	$11,067
11/30/2017	$10,551	$11,118	$10,991
12/31/2017	$10,614	$11,235	$11,096
1/31/2018	$10,513	$11,102	$10,975
2/28/2018	$10,472	$11,069	$10,943
3/31/2018	$10,508	$11,110	$10,974
4/30/2018	$10,477	$11,070	$10,941
5/31/2018	$10,572	$11,197	$11,053
6/30/2018	$10,579	$11,207	$11,066
7/31/2018	$10,595	$11,234	$11,098
8/31/2018	$10,602	$11,263	$11,123
9/30/2018	$10,540	$11,190	$11,048
10/31/2018	$10,488	$11,121	$10,992
11/30/2018	$10,586	$11,244	$11,101
12/31/2018	$10,692	$11,379	$11,243
1/31/2019	$10,758	$11,465	$11,329
2/28/2019	$10,797	$11,526	$11,381
3/31/2019	$10,914	$11,708	$11,529
4/30/2019	$10,941	$11,752	$11,556
5/31/2019	$11,047	$11,914	$11,699
6/30/2019	$11,084	$11,958	$11,750
7/31/2019	$11,150	$12,055	$11,835
8/31/2019	$11,266	$12,245	$11,968
9/30/2019	$11,211	$12,147	$11,885
10/31/2019	$11,216	$12,168	$11,920
11/30/2019	$11,230	$12,199	$11,947
12/31/2019	$11,248	$12,236	$11,986
1/31/2020	$11,372	$12,456	$12,156
2/29/2020	$11,466	$12,617	$12,278
3/31/2020	$11,207	$12,159	$11,970
4/30/2020	$11,088	$12,006	$11,859
5/31/2020	$11,293	$12,388	$12,230
6/30/2020	$11,336	$12,490	$12,284
7/31/2020	$11,450	$12,701	$12,435
8/31/2020	$11,421	$12,641	$12,405
9/30/2020	$11,412	$12,644	$12,425
10/31/2020	$11,393	$12,606	$12,383
11/30/2020	$11,517	$12,796	$12,517
12/31/2020	$11,558	$12,874	$12,564
1/31/2021	$11,588	$12,956	$12,637
2/28/2021	$11,477	$12,750	$12,471
3/31/2021	$11,518	$12,829	$12,539
4/30/2021	$11,579	$12,936	$12,614
5/31/2021	$11,609	$12,975	$12,645
6/30/2021	$11,628	$13,010	$12,680
7/31/2021	$11,699	$13,118	$12,772
8/31/2021	$11,676	$13,070	$12,739
9/30/2021	$11,603	$12,976	$12,670
10/31/2021	$11,570	$12,938	$12,631
11/30/2021	$11,630	$13,048	$12,712
12/31/2021	$11,630	$13,069	$12,731
1/31/2022	$11,400	$12,711	$12,425
2/28/2022	$11,349	$12,666	$12,398
3/31/2022	$11,089	$12,255	$12,036
4/30/2022	$10,820	$11,916	$11,711
5/31/2022	$10,914	$12,093	$11,853
6/30/2022	$10,739	$11,895	$11,654
7/31/2022	$10,977	$12,210	$11,945
8/31/2022	$10,735	$11,942	$11,671
9/30/2022	$10,379	$11,484	$11,208
10/31/2022	$10,305	$11,388	$11,123
11/30/2022	$10,736	$11,921	$11,603
12/31/2022	$10,737	$11,955	$11,652
1/31/2023	$11,002	$12,298	$11,964
2/28/2023	$10,771	$12,020	$11,687
3/31/2023	$10,963	$12,287	$11,939
4/30/2023	$10,944	$12,259	$11,883
5/31/2023	$10,861	$12,153	$11,788
6/30/2023	$10,948	$12,274	$11,929
7/31/2023	$10,961	$12,323	$11,994
8/31/2023	$10,824	$12,146	$11,806
9/30/2023	$10,548	$11,790	$11,444
10/31/2023	$10,422	$11,689	$11,331
11/30/2023	$11,060	$12,431	$12,075
12/31/2023	$11,310	$12,720	$12,371
1/31/2024	$11,290	$12,655	$12,302
2/29/2024	$11,283	$12,671	$12,328
3/31/2024	$11,285	$12,671	$12,333
4/30/2024	$11,158	$12,514	$12,179
5/31/2024	$11,108	$12,477	$12,147
6/30/2024	$11,341	$12,669	$12,358

Wisconsin Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$125,061,266
# of portfolio holdings	143
Portfolio turnover rate	9%
Total advisory fees paid	$370,770
	1 Year	5 Years	10 Years
Class C	2.71	0.14	1.27
Class C with Load	1.71	0.14	1.27
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Wisconsin Municipal Bond Index	3.59	1.01	2.14

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	14.1
1-3 years	25.5
3-5 years	7.8
5-10 years	14.4
10-20 years	20.2
20-30 years	16.3
30+ years	1.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7/1/2036	3.1
State of Wisconsin Series A, 4.30%, 5/1/2025	2.9
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7/1/2044	2.8
Wisconsin Housing & EDA Flats at Bishops Woods LP PT Series E, 4.75%, 6/1/2043	2.5
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 4.10%, 6/1/2036	2.4
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7/1/2052	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12/1/2052	2.2
Southeast Wisconsin Professional Baseball Park District Series A, 5.50%, 12/15/2026	2.0
Ashwaubenon CDA County of Brown, 0.00%, 6/1/2049	2.0
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C, 5.00%, 2/15/2047	1.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	6.1
AA/Aa	26.1
A/A	41.8
BBB/Baa	22.4
Not rated	3.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3520 06-24

Annual Shareholder Report

June 30, 2024

Wisconsin Tax-Free Fund

Institutional Class

WWTIX

This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	0.52%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation and security selection versus the performance benchmark, Bloomberg Wisconsin Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Wisconsin Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,992	$10,018	$10,022
8/31/2014	$10,085	$10,139	$10,144
9/30/2014	$10,105	$10,149	$10,145
10/31/2014	$10,151	$10,219	$10,216
11/30/2014	$10,162	$10,236	$10,214
12/31/2014	$10,201	$10,288	$10,255
1/31/2015	$10,332	$10,470	$10,446
2/28/2015	$10,266	$10,362	$10,348
3/31/2015	$10,293	$10,392	$10,373
4/30/2015	$10,264	$10,338	$10,326
5/31/2015	$10,235	$10,309	$10,307
6/30/2015	$10,207	$10,300	$10,296
7/31/2015	$10,263	$10,375	$10,365
8/31/2015	$10,263	$10,395	$10,390
9/30/2015	$10,332	$10,470	$10,468
10/31/2015	$10,382	$10,512	$10,511
11/30/2015	$10,412	$10,554	$10,526
12/31/2015	$10,473	$10,628	$10,582
1/31/2016	$10,559	$10,755	$10,701
2/29/2016	$10,570	$10,771	$10,729
3/31/2016	$10,580	$10,806	$10,749
4/30/2016	$10,638	$10,885	$10,808
5/31/2016	$10,647	$10,915	$10,831
6/30/2016	$10,763	$11,088	$10,992
7/31/2016	$10,743	$11,095	$11,002
8/31/2016	$10,772	$11,110	$11,026
9/30/2016	$10,744	$11,054	$10,959
10/31/2016	$10,677	$10,938	$10,862
11/30/2016	$10,388	$10,531	$10,471
12/31/2016	$10,450	$10,654	$10,587
1/31/2017	$10,454	$10,724	$10,676
2/28/2017	$10,529	$10,799	$10,749
3/31/2017	$10,553	$10,822	$10,770
4/30/2017	$10,617	$10,901	$10,844
5/31/2017	$10,750	$11,074	$10,991
6/30/2017	$10,724	$11,034	$10,955
7/31/2017	$10,798	$11,123	$11,036
8/31/2017	$10,892	$11,208	$11,101
9/30/2017	$10,857	$11,151	$11,041
10/31/2017	$10,871	$11,178	$11,067
11/30/2017	$10,845	$11,118	$10,991
12/31/2017	$10,919	$11,235	$11,096
1/31/2018	$10,824	$11,102	$10,975
2/28/2018	$10,790	$11,069	$10,943
3/31/2018	$10,835	$11,110	$10,974
4/30/2018	$10,811	$11,070	$10,941
5/31/2018	$10,917	$11,197	$11,053
6/30/2018	$10,933	$11,207	$11,066
7/31/2018	$10,959	$11,234	$11,098
8/31/2018	$10,974	$11,263	$11,123
9/30/2018	$10,929	$11,190	$11,048
10/31/2018	$10,874	$11,121	$10,992
11/30/2018	$10,983	$11,244	$11,101
12/31/2018	$11,102	$11,379	$11,243
1/31/2019	$11,180	$11,465	$11,329
2/28/2019	$11,228	$11,526	$11,381
3/31/2019	$11,358	$11,708	$11,529
4/30/2019	$11,395	$11,752	$11,556
5/31/2019	$11,515	$11,914	$11,699
6/30/2019	$11,562	$11,958	$11,750
7/31/2019	$11,640	$12,055	$11,835
8/31/2019	$11,770	$12,245	$11,968
9/30/2019	$11,722	$12,147	$11,885
10/31/2019	$11,736	$12,168	$11,920
11/30/2019	$11,760	$12,199	$11,947
12/31/2019	$11,788	$12,236	$11,986
1/31/2020	$11,927	$12,456	$12,156
2/29/2020	$12,034	$12,617	$12,278
3/31/2020	$11,782	$12,159	$11,970
4/30/2020	$11,656	$12,006	$11,859
5/31/2020	$11,892	$12,388	$12,230
6/30/2020	$11,935	$12,490	$12,284
7/31/2020	$12,064	$12,701	$12,435
8/31/2020	$12,043	$12,641	$12,405
9/30/2020	$12,044	$12,644	$12,425
10/31/2020	$12,032	$12,606	$12,383
11/30/2020	$12,173	$12,796	$12,517
12/31/2020	$12,226	$12,874	$12,564
1/31/2021	$12,268	$12,956	$12,637
2/28/2021	$12,159	$12,750	$12,471
3/31/2021	$12,222	$12,829	$12,539
4/30/2021	$12,286	$12,936	$12,614
5/31/2021	$12,327	$12,975	$12,645
6/30/2021	$12,357	$13,010	$12,680
7/31/2021	$12,442	$13,118	$12,772
8/31/2021	$12,428	$13,070	$12,739
9/30/2021	$12,359	$12,976	$12,670
10/31/2021	$12,334	$12,938	$12,631
11/30/2021	$12,408	$13,048	$12,712
12/31/2021	$12,417	$13,069	$12,731
1/31/2022	$12,181	$12,711	$12,425
2/28/2022	$12,135	$12,666	$12,398
3/31/2022	$11,867	$12,255	$12,036
4/30/2022	$11,588	$11,916	$11,711
5/31/2022	$11,698	$12,093	$11,853
6/30/2022	$11,520	$11,895	$11,654
7/31/2022	$11,776	$12,210	$11,945
8/31/2022	$11,530	$11,942	$11,671
9/30/2022	$11,138	$11,484	$11,208
10/31/2022	$11,060	$11,388	$11,123
11/30/2022	$11,525	$11,921	$11,603
12/31/2022	$11,527	$11,955	$11,652
1/31/2023	$11,813	$12,298	$11,964
2/28/2023	$11,567	$12,020	$11,687
3/31/2023	$11,775	$12,287	$11,939
4/30/2023	$11,756	$12,259	$11,883
5/31/2023	$11,669	$12,153	$11,788
6/30/2023	$11,764	$12,274	$11,929
7/31/2023	$11,780	$12,323	$11,994
8/31/2023	$11,634	$12,146	$11,806
9/30/2023	$11,339	$11,790	$11,444
10/31/2023	$11,205	$11,689	$11,331
11/30/2023	$11,893	$12,431	$12,075
12/31/2023	$12,164	$12,720	$12,371
1/31/2024	$12,145	$12,655	$12,302
2/29/2024	$12,138	$12,671	$12,328
3/31/2024	$12,143	$12,671	$12,333
4/30/2024	$12,008	$12,514	$12,179
5/31/2024	$11,955	$12,477	$12,147
6/30/2024	$12,208	$12,669	$12,358

Wisconsin Tax-Free Fund

Annual Shareholder Report | June 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$125,061,266
# of portfolio holdings	143
Portfolio turnover rate	9%
Total advisory fees paid	$370,770
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	3.77	1.09	2.02
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Wisconsin Municipal Bond Index	3.59	1.01	2.14
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Class A shares and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	14.1
1-3 years	25.5
3-5 years	7.8
5-10 years	14.4
10-20 years	20.2
20-30 years	16.3
30+ years	1.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7/1/2036	3.1
State of Wisconsin Series A, 4.30%, 5/1/2025	2.9
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7/1/2044	2.8
Wisconsin Housing & EDA Flats at Bishops Woods LP PT Series E, 4.75%, 6/1/2043	2.5
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 4.10%, 6/1/2036	2.4
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7/1/2052	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12/1/2052	2.2
Southeast Wisconsin Professional Baseball Park District Series A, 5.50%, 12/15/2026	2.0
Ashwaubenon CDA County of Brown, 0.00%, 6/1/2049	2.0
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C, 5.00%, 2/15/2047	1.9

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	6.1
AA/Aa	26.1
A/A	41.8
BBB/Baa	22.4
Not rated	3.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4716 06-24

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended June 30, 2024	Fiscal year ended June 30, 2023
Audit fees	$744,430	$719,430
Audit-related fees	—	—
Tax fees (1)	34,390	33,240
All other fees	—	—
	$778,820	$752,670

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Strategic Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring Strategic Municipal Bond Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.54%
Alabama: 3.78%
Education revenue: 0.13%
Homewood Educational Building Authority CHF-Horizons I LLC Series A	5.25%	10-1-2034	$260,000	$284,103
Homewood Educational Building Authority CHF-Horizons I LLC Series A	5.25	10-1-2035	1,010,000	1,097,762
Homewood Educational Building Authority CHF-Horizons I LLC Series A	5.25	10-1-2036	1,000,000	1,084,109
				2,465,974
Health revenue: 0.27%
Health Care Authority for Baptist Health Series Bø	5.30	11-1-2042	5,000,000	5,000,000
Housing revenue: 0.54%
Alabama HFA South Oak Residences LP Series Aøø	1.25	12-1-2025	10,000,000	9,864,854
Industrial development revenue: 0.21%
Selma Industrial Development Board International Paper Co. Series Aøø	2.00	11-1-2033	3,925,000	3,896,554
Utilities revenue: 2.63%
Black Belt Energy Gas District Project No. 6 Series Bøø	4.00	10-1-2052	6,500,000	6,514,636
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	7,800,000	8,231,625
Lower Alabama Gas Districtøø	4.00	12-1-2050	8,660,000	8,664,941
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,631,610
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,278,437
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199 (Morgan Stanley Bank LIQ)144Aø	4.18	4-1-2054	8,275,000	8,275,000
				48,596,249
				69,823,631
Alaska: 0.29%
Health revenue: 0.29%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,500,182
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2028	1,530,000	1,593,712
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,337,846
				5,431,740
Arizona: 1.48%
Education revenue: 0.47%
Arizona IDA Agribusiness & Equine Center, Inc. Series B144A	4.00	3-1-2027	625,000	617,156
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	228,425
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	163,670
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2030	190,000	194,417
The accompanying notes are an integral part of these financial statements.
2 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00%	7-1-2031	$200,000	$204,573
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2032	210,000	214,632
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	224,668
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	690,000	690,361
IDA of the County of Pima American Leadership Academy, Inc.144A	4.60	6-15-2025	200,000	200,045
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2026	2,585,000	2,562,302
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2028	2,785,000	2,755,601
IDA of the County of Pima Edkey, Inc. Obligated Group144A	3.50	7-1-2025	685,000	676,633
				8,732,483
Health revenue: 0.15%
Maricopa County IDA Christian Care Surprise, Inc.144A	5.00	1-1-2026	1,795,000	1,733,904
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2024	220,000	219,789
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2025	270,000	269,000
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	243,212
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	345,920
				2,811,825
Housing revenue: 0.26%
Arizona IDA State of Nebraska Department of Transportation	5.00	2-1-2027	1,255,000	1,308,489
Arizona IDA State of Nebraska Department of Transportation	5.00	5-1-2027	1,125,000	1,178,079
Arizona IDA State of Nebraska Department of Transportation	5.00	8-1-2027	1,205,000	1,267,271
Arizona IDA State of Nebraska Department of Transportation	5.00	11-1-2027	1,000,000	1,055,962
				4,809,801
Industrial development revenue: 0.44%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	8,000,000	8,050,284
Miscellaneous revenue: 0.16%
Navajo Nation Series A144A	5.00	12-1-2025	2,815,000	2,840,466
				27,244,859
Arkansas: 0.02%
Tax revenue: 0.02%
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	236,395
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	128,184
				364,579
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
California: 3.48%
Education revenue: 0.03%
California Municipal Finance Authority Nova Academy Series A144A	4.00%	6-15-2026	$270,000	$265,846
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	251,805
				517,651
GO revenue: 0.22%
San Francisco Unified School District International Airport Series F&C	4.00	6-15-2031	4,000,000	4,000,118
Health revenue: 0.98%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	6,000,000	5,932,081
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	413,688
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2027	400,000	398,287
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	2,001,104
California PFA Kendal at Sonoma Obligated Group Series B-2144A	2.38	11-15-2028	670,000	658,348
California Statewide CDA CommonSpirit Health Obligated Group Series D (AGM Insured)€	3.95	7-1-2041	4,625,000	4,625,000
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	6.00	7-1-2040	4,050,000	4,050,000
				18,078,508
Housing revenue: 0.17%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,388,839	1,399,188
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2025	400,000	403,693
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2026	400,000	410,165
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	519,185
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	420,412
				3,152,643
Miscellaneous revenue: 0.02%
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2026	350,000	351,301
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,274,353
Transportation revenue: 0.85%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	4.33	4-1-2056	2,000,000	1,989,799
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	4.18	4-1-2056	14,000,000	13,783,287
				15,773,086
The accompanying notes are an integral part of these financial statements.
4 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.14%
California Community Choice Financing Authority Series Cøø	5.25%	1-1-2054	$15,000,000	$15,808,051
Los Angeles Department of Water & Power System Revenue Series A-4 (Bank of America N.A. SPA)ø	4.67	7-1-2035	1,000,000	1,000,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	4,000,000	4,236,773
				21,044,824
				64,192,484
Colorado: 1.35%
Airport revenue: 0.29%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2030	5,000,000	5,356,792
Education revenue: 0.02%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2031	310,000	302,929
GO revenue: 0.19%
Aviation Station North Metropolitan District No. 2 Series A	4.00	12-1-2029	499,000	471,851
Grand River Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,016,188
Mirabelle Metropolitan District No. 2 Series A	5.00	12-1-2039	700,000	696,965
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	438,128
Sterling Ranch Community Authority Board Colorado Metropolitan District No. 2 Series A	3.38	12-1-2030	416,000	391,026
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	515,000	479,273
				3,493,431
Health revenue: 0.32%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,869,751
Miscellaneous revenue: 0.41%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2024	1,610,000	1,607,554
State of Colorado Series N	4.00	3-15-2043	6,000,000	5,886,580
				7,494,134
Tax revenue: 0.01%
Pueblo Urban Renewal Authority Evraz Project Series B CAB144A¤	0.00	12-1-2025	200,000	181,426
Transportation revenue: 0.04%
E-470 Public Highway Authority Series A	5.00	9-1-2040	800,000	801,729
Utilities revenue: 0.07%
City of Colorado Springs Utilities System Revenue Series B (Barclays Bank plc SPA)ø	3.83	11-1-2036	1,400,000	1,400,000
				24,900,192
Connecticut: 1.91%
Education revenue: 0.29%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2026	575,000	574,104
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	430,797
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State HEFA University of Hartford Series N	5.00%	7-1-2028	$530,000	$532,620
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	1,500,000	1,449,205
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2027	410,000	420,090
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2025	480,000	491,353
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2026	385,000	401,220
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2027	125,000	130,266
Connecticut State Higher Education Supplement Loan Authority Lindsey Wilson College, Inc. Series B AMT	5.00	11-15-2026	940,000	959,991
				5,389,646
GO revenue: 0.24%
City of Bridgeport Series A	5.00	6-1-2026	1,220,000	1,254,110
City of Bridgeport Series A	5.00	6-1-2027	1,425,000	1,488,118
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,701,535
				4,443,763
Health revenue: 0.44%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	7,997,553
Tax revenue: 0.94%
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2029	17,125,000	17,378,359
				35,209,321
Delaware: 0.03%
Education revenue: 0.03%
Delaware State EDA Odyssey Charter School Series A144A	6.25	9-1-2025	650,000	656,835
District of Columbia: 0.51%
Airport revenue: 0.20%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT%%	5.00	10-1-2034	2,000,000	2,185,626
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT%%	5.00	10-1-2040	1,355,000	1,450,929
				3,636,555
Education revenue: 0.10%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00	6-1-2030	875,000	866,704
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	955,000	889,582
				1,756,286
Water & sewer revenue: 0.21%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	4,000,000	3,970,813
				9,363,654
The accompanying notes are an integral part of these financial statements.
6 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Florida: 4.17%
Airport revenue: 0.67%
County of Miami-Dade Aviation Revenue AMT	5.00%	10-1-2029	$11,000,000	$11,015,592
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2030	1,325,000	1,326,952
				12,342,544
Education revenue: 0.78%
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	320,000	297,263
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	590,000	586,314
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	1,785,000	1,725,525
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13	6-15-2033	3,000,000	3,122,102
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,009,062
Florida Development Finance Corp. IDEA Florida, Inc.144A	5.25	6-15-2029	2,200,000	2,222,862
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	470,000	450,923
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2027	650,000	663,817
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,078,816
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,033,866
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.00	9-15-2025	250,000	250,185
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	419,356
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	868,550
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	657,812
				14,386,453
GO revenue: 0.68%
County of Miami-Dade Series A	4.00	7-1-2042	12,605,000	12,548,828
Health revenue: 0.08%
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2029	225,000	216,655
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2030	200,000	190,883
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2031	205,000	193,834
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2036	1,000,000	906,364
				1,507,736
Housing revenue: 0.00%
Deutsche Bank Spears/Lifers Trust Series DBE-8055 (Deutsche Bank LIQ)144Aø	5.10	11-1-2058	14,949	14,949
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 7

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.50%
County of Escambia International Paper Co. Series Bøø	2.00%	11-1-2033	$825,000	$819,021
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,304,908
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	2,028,858
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	5,147,906
				9,300,693
Miscellaneous revenue: 0.19%
Capital Trust Agency, Inc. Marie Selby Botanical Gardens, Inc.144A	4.00	6-15-2025	350,000	347,133
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.25	9-1-2036	600,000	678,549
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2038	725,000	825,181
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	600,000	613,186
Village Community Development District No. 15 Series 2023 Phase I Special Assesment144A	4.38	5-1-2033	1,000,000	1,011,612
				3,475,661
Transportation revenue: 0.08%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2027	950,000	989,471
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2029	450,000	479,601
				1,469,072
Water & sewer revenue: 1.19%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2041	1,250,000	1,145,975
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2029	1,055,000	1,135,784
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2030	1,760,000	1,936,815
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2031	1,980,000	2,183,951
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2032	2,080,000	2,307,701
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,266,852
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2041	900,000	966,802
				21,943,880
				76,989,816
Georgia: 6.09%
Education revenue: 0.04%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2034	710,000	709,752
Health revenue: 0.33%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	4.00	4-1-2034	2,700,000	2,700,000
Fulton County Residential Care Facilities for the Elderly Authority All Saints-St. Luke’s Episcopal Home for the Retired Obligated Group Series B144A	2.25	10-1-2028	3,665,000	3,296,295
				5,996,295
The accompanying notes are an integral part of these financial statements.
8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.20%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63%	1-1-2031	$2,000,000	$1,905,902
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,751,270
				3,657,172
Miscellaneous revenue: 0.19%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2042	3,455,000	3,524,259
Utilities revenue: 5.33%
Bartow County Development Authority Georgia Power Co.øø	1.80	9-1-2029	1,000,000	850,348
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2025	400,000	402,930
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2026	600,000	612,207
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	723,865
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2028	850,000	890,832
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,061,649
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2030	1,100,000	1,180,271
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,068,496
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,068,610
Development Authority of Appling County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2038	2,500,000	2,440,848
Development Authority of Burke County Georgia Power Co.øø	1.70	12-1-2049	3,500,000	3,482,805
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	3,000,000	2,974,963
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	2,950,432
Main Street Natural Gas, Inc. Series A	4.00	12-1-2029	4,500,000	4,378,475
Main Street Natural Gas, Inc. Series Bøø	4.00	8-1-2049	10,000,000	10,004,463
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,590,203
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,705,300
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,766,159
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,254,321
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	7,288,082
Main Street Natural Gas, Inc. Series C144Aøø##	4.00	8-1-2052	28,000,000	27,637,593
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2030	350,000	379,250
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2032	1,100,000	1,219,316
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	310,105
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 9

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00%	1-1-2028	$400,000	$418,728
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	420,478
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,031,858
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	943,879
Municipal Electric Authority of Georgia Series A	5.00	1-1-2027	2,160,000	2,232,757
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,412,921
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,209,949
Municipal Electric Authority of Georgia Series A	5.00	1-1-2030	1,025,000	1,085,470
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,467,785
				98,465,348
				112,352,826
Guam: 0.21%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2029	700,000	710,142
Miscellaneous revenue: 0.17%
Guam Department of Education Series A	3.63	2-1-2025	290,000	287,871
Guam Department of Education Series A	4.25	2-1-2030	1,355,000	1,308,986
Territory of Guam Series F	5.00	1-1-2030	750,000	792,955
Territory of Guam Series F	5.00	1-1-2031	750,000	799,760
				3,189,572
				3,899,714
Hawaii: 0.38%
Health revenue: 0.38%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	4.33	7-1-2039	6,935,000	6,935,000
Idaho: 0.24%
Housing revenue: 0.24%
Idaho Housing & Finance Association Series A (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	4,000,000	4,381,267
Illinois: 13.77%
Airport revenue: 1.69%
Chicago O’Hare International Airport AMT	5.00	1-1-2028	10,820,000	10,856,495
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	4.00	1-1-2029	10,955,000	10,883,804
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2032	5,125,000	5,125,257
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	567,982
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	432,606
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2033	400,000	433,093
The accompanying notes are an integral part of these financial statements.
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Chicago O’Hare International Airport Series C AMT	5.00%	1-1-2034	$325,000	$351,886
Chicago O’Hare International Airport Series D AMT	5.00	1-1-2025	2,450,000	2,461,772
				31,112,895
Education revenue: 0.72%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2028	580,000	573,441
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2030	625,000	616,403
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2031	985,000	968,401
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2032	680,000	666,302
Illinois Finance Authority AIM Art in Motion Series A144A	4.00	7-1-2031	1,655,000	1,441,176
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,678,340
Illinois Finance Authority Bradley University Series C	5.00	8-1-2028	1,860,000	1,936,646
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	726,888
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	708,785
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	847,405
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	609,433
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	538,010
				13,311,230
GO revenue: 7.34%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2033	1,375,000	1,557,548
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,832,364
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,565,335
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,571,121
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,671,641
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,534,945
Chicago Board of Education Series A (AGM Insured)	5.00	12-1-2024	3,000,000	3,009,156
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,045,632
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,674,588
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,631,929
Chicago Board of Education Series C	5.00	12-1-2034	1,945,000	1,988,962
Chicago Board of Education Series C	5.25	12-1-2039	5,095,000	5,095,767
Chicago Park District Series A	5.00	1-1-2025	625,000	628,804
City of Berwyn Series A	5.00	12-1-2028	3,000,000	3,028,142
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,360,593
City of Chicago	5.13	1-1-2027	1,700,000	1,712,988
City of Chicago	5.50	1-1-2032	1,145,000	1,152,312
City of Chicago Series A	5.00	1-1-2025	2,000,000	2,009,973
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,230,695
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,402,068
City of Chicago Series A	5.25	1-1-2036	1,500,000	1,633,131
City of Chicago Series C	5.00	1-1-2026	970,000	986,265
City of Waukegan Series A (AGM Insured)	4.00	12-30-2030	980,000	983,120
City of Waukegan Series A (AGM Insured)	5.00	12-30-2031	1,000,000	1,003,541
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 11

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Cook County Community Consolidated School District No. 15 Palatine	5.00%	12-1-2026	$2,540,000	$2,595,053
Cook County School District No. 99 Cicero	5.00	12-1-2024	1,505,000	1,512,315
Cook County School District No. 99 Cicero	5.00	12-1-2025	1,000,000	1,020,704
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,143,102
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2027	2,950,000	3,103,974
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,441,503
Cook County Township High School District No. 227 Rich Township	3.00	12-1-2024	965,000	960,155
County of Cook Series A	5.00	11-15-2027	2,000,000	2,105,589
County of Cook Series A	5.00	11-15-2030	2,200,000	2,270,587
County of Cook Series A	5.00	11-15-2033	3,850,000	4,203,840
County of Cook Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,122,234
Madison-Macoupin Etc Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,628,265
Madison-Macoupin Etc Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,416,023
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,017,571
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2028	950,000	966,781
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,073,744
State of Illinois	5.00	11-1-2025	5,000,000	5,092,003
State of Illinois	5.00	2-1-2026	2,000,000	2,043,258
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,093,146
State of Illinois Series A	5.00	12-1-2035	650,000	673,926
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,459,993
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2025	14,385,000	14,096,887
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	8,695,000	8,196,297
				135,547,570
Health revenue: 0.46%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	2,495,000	2,500,343
Illinois Finance Authority Ascension Health Credit Group Series C	4.00	2-15-2041	4,785,000	4,673,717
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	4.00	11-1-2024	420,000	417,626
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2025	295,000	290,983
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	640,395
				8,523,064
Housing revenue: 0.65%
Illinois Housing Development Authority Series C	2.90	8-1-2031	1,000,000	902,957
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,041,878
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,153,735
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,537,368
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	363,032
The accompanying notes are an integral part of these financial statements.
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Northern Illinois University (BAM Insured)	5.00%	10-1-2029	$650,000	$687,670
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	346,506
				12,033,146
Miscellaneous revenue: 0.15%
City of Chicago Lakeshore East Special Assessment Area144A	3.20	12-1-2029	300,000	277,008
City of Chicago Lakeshore East Special Assessment Area144A	3.29	12-1-2030	325,000	298,817
City of Chicago Lakeshore East Special Assessment Area144A	3.38	12-1-2031	348,000	317,852
City of Chicago Lakeshore East Special Assessment Area144A	3.45	12-1-2032	275,000	251,180
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,606,545
				2,751,402
Tax revenue: 1.93%
City of St. Charles Sales Tax Revenue	4.00	1-1-2025	925,000	918,758
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,046,610
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	732,668
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	3,914,472
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,456,628
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	5,000,000	5,015,550
Regional Transportation Authority Series Bøø	4.10	6-1-2025	1,270,000	1,270,000
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	4,815,000	4,926,113
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,038,351
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,268,151
State of Illinois Sales Tax Revenue	5.00	6-15-2025	9,025,000	9,039,852
				35,627,153
Utilities revenue: 0.27%
City of Springfield Electric Revenue (AGM Insured)	4.00	3-1-2040	2,000,000	1,972,193
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2032	3,000,000	3,003,668
				4,975,861
Water & sewer revenue: 0.56%
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2042	1,500,000	1,653,075
City of Chicago Wastewater Transmission Revenue Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,245,971
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,560,000	2,630,422
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	2,739,420
				10,268,888
				254,151,209
Indiana: 1.84%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00	7-1-2030	210,000	205,808
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 13

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.24%
City of Valparaiso Pratt Paper LLC AMT144A	4.50%	1-1-2034	$3,205,000	$3,298,708
Indianapolis Local Public Improvement Bond Bank Series E	5.00	3-1-2033	1,000,000	1,079,901
				4,378,609
Miscellaneous revenue: 0.77%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	676,820
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	556,929
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,055,589
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	6,875,537
				14,164,875
Utilities revenue: 0.66%
Indiana Finance Authority Indianapolis Power & Light Co. Series Aøø	0.75	12-1-2038	3,000,000	2,781,454
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	7,655,417
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	2,000,000	1,873,123
				12,309,994
Water & sewer revenue: 0.16%
Terre Haute Sanitary District BAN	5.25	9-28-2028	3,000,000	2,999,990
				34,059,276
Iowa: 0.62%
Education revenue: 0.14%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2025	1,295,000	1,308,772
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,236,379
				2,545,151
Industrial development revenue: 0.11%
Iowa Finance Authority John Maassen & Sons Partnership AMT (Farm Credit Services America LOC)ø	4.00	11-1-2035	2,075,000	2,075,000
Utilities revenue: 0.28%
PEFA, Inc.øø	5.00	9-1-2049	4,975,000	5,073,042
Water & sewer revenue: 0.09%
Xenia Rural Water District	5.00	12-1-2031	1,615,000	1,683,424
				11,376,617
Kansas: 0.64%
GO revenue: 0.10%
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)%%	5.00	9-1-2043	1,655,000	1,755,994
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,080,109
The accompanying notes are an integral part of these financial statements.
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.48%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.00%	12-1-2028	$35,000	$32,999
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	21,260,000	8,901,413
				8,934,412
				11,770,515
Kentucky: 3.45%
Education revenue: 0.13%
City of Columbia Lindsey Wilson College, Inc.	3.00	12-1-2024	805,000	799,965
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2029	570,000	536,064
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2030	590,000	548,477
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	564,600
				2,449,106
Health revenue: 0.18%
Kentucky EDFA Kenton Housing Obligated Group	5.00	11-15-2025	645,000	639,412
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,720,333
				3,359,745
Industrial development revenue: 0.14%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,500,000	2,469,355
Miscellaneous revenue: 0.05%
Kentucky State University (BAM Insured)	3.00	11-1-2032	320,000	299,065
Kentucky State University (BAM Insured)	4.00	11-1-2033	130,000	134,096
Kentucky State University (BAM Insured)	4.00	11-1-2034	130,000	134,365
Kentucky State University (BAM Insured)	5.00	11-1-2029	200,000	216,677
Kentucky State University (BAM Insured)	5.00	11-1-2030	175,000	192,276
				976,479
Utilities revenue: 2.95%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	2,982,373
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,250,000	5,688,282
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	5,617,955
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	3,755,000	3,759,315
Kentucky Public Energy Authority Series Bøø	4.00	1-1-2049	14,725,000	14,761,308
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	14,976,327
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	4,775,000	4,777,075
Louisville/Jefferson County Metropolitan Government Virginia Electric & Power Co. Series B AMT	1.35	11-1-2027	2,000,000	1,803,841
				54,366,476
				63,621,161
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 15

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Louisiana: 1.85%
Airport revenue: 0.38%
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00%	1-1-2031	$1,250,000	$1,321,926
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2032	2,000,000	2,111,970
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2032	1,000,000	1,005,477
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2040	2,500,000	2,503,411
				6,942,784
Industrial development revenue: 0.98%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017B-2øø	2.38	6-1-2037	8,330,000	8,064,520
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	3,250,000	3,250,000
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	6,753,599
				18,068,119
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,505,000	1,395,804
Water & sewer revenue: 0.42%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2026	350,000	359,117
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2027	600,000	624,712
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2028	400,000	421,503
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	638,449
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	643,469
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	3,500,000	3,105,067
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	985,000	990,910
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2024	460,000	460,798
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2025	510,000	517,852
				7,761,877
				34,168,584
Maine: 0.64%
Health revenue: 0.37%
Maine Health & Higher Educational Facilities Authority Northern Light Health Obligated Group Series C	5.00	7-1-2039	1,865,000	1,967,641
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	779,665
Tender Option Bond Trust Receipts/Certificates Series 2023- XX1328 (AGM Insured) (Barclays Bank plc LIQ)144Aø	4.00	7-1-2053	4,000,000	4,000,000
				6,747,306
Housing revenue: 0.27%
Maine State Housing Authority Series C (Department of Housing and Urban Development Insured)%%	4.55	11-15-2044	5,045,000	5,062,008
				11,809,314
The accompanying notes are an integral part of these financial statements.
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Maryland: 1.17%
Education revenue: 0.11%
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.00%	8-1-2026	$825,000	$827,708
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	311,318
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	367,443
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	444,518
				1,950,987
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2026	495,000	499,911
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2027	430,000	436,708
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	306,750
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2029	290,000	298,471
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	295,173
				1,837,013
Housing revenue: 0.31%
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,253,381
Maryland Stadium Authority Series A	5.00	3-1-2037	2,250,000	2,524,928
				5,778,309
Tax revenue: 0.50%
State of Maryland Department of Transportation	4.00	12-15-2027	9,260,000	9,231,044
Transportation revenue: 0.15%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	2,750,000	2,788,732
				21,586,085
Massachusetts: 1.61%
Airport revenue: 0.48%
Massachusetts Port Authority Series E AMT	5.00	7-1-2031	1,000,000	1,088,233
Massachusetts Port Authority Series E AMT	5.00	7-1-2032	1,500,000	1,631,216
Massachusetts Port Authority Series E AMT	5.00	7-1-2033	3,000,000	3,261,896
Massachusetts Port Authority Series E AMT	5.00	7-1-2034	2,615,000	2,843,769
				8,825,114
Education revenue: 0.62%
Collegiate Charter School of Lowell	5.00	6-15-2029	490,000	498,268
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2029	340,000	327,709
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	340,131
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 17

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Massachusetts Development Finance Agency Lasell University	4.00%	7-1-2031	$370,000	$351,692
Massachusetts Development Finance Agency SABIS International Charter School	5.00	4-15-2025	220,000	219,708
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,020,150
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,542,330
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	3,250,000	3,371,913
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,451,923
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2030	2,230,000	2,362,055
				11,485,879
GO revenue: 0.27%
Commonwealth of Massachusetts Series E	4.00	9-1-2044	5,000,000	4,944,884
Health revenue: 0.24%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	4.48	7-1-2049	2,650,000	2,641,847
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2026	150,000	149,655
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2027	160,000	159,869
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2028	175,000	175,069
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2029	300,000	300,957
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2030	320,000	321,621
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2031	350,000	351,947
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2032	400,000	402,189
				4,503,154
				29,759,031
Michigan: 1.53%
Airport revenue: 0.22%
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2030	4,000,000	4,047,912
Education revenue: 0.27%
Lake Superior State University (AGM Insured)	4.00	11-15-2029	1,220,000	1,247,295
Lake Superior State University (AGM Insured)	4.00	11-15-2030	405,000	416,038
Lake Superior State University (AGM Insured)	4.00	11-15-2031	400,000	410,980
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	840,096
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	585,099
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	535,111
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	590,168
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	400,110
				5,024,897
The accompanying notes are an integral part of these financial statements.
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.12%
Utica Community Schools (SBLF Insured)	5.00%	5-1-2037	$1,000,000	$1,137,231
Williamston Community Schools School District Series A (SBLF Insured)	4.00	5-1-2025	1,000,000	1,004,256
				2,141,487
Industrial development revenue: 0.11%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	2,002,462
Miscellaneous revenue: 0.65%
Michigan Finance Authority Detroit Income Tax Revenue Series F1	4.50	10-1-2029	5,685,000	5,687,678
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2032	3,000,000	3,002,192
Michigan Finance Authority Wayne County	5.00	11-1-2028	865,000	920,126
Michigan Finance Authority Wayne County	5.00	11-1-2029	1,500,000	1,596,437
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	860,000	860,297
				12,066,730
Water & sewer revenue: 0.16%
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,002,287
				28,285,775
Minnesota: 1.83%
Education revenue: 0.66%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	796,704
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	6,500,000	6,606,772
City of Woodbury Leadership Academy Series A	4.00	7-1-2031	670,000	639,914
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	722,084
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	625,000	628,757
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.90	4-1-2037	500,000	500,000
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2024	545,000	546,342
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,062,690
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2029	660,000	683,129
				12,186,392
Health revenue: 0.50%
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	2,585,000	2,609,880
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 19

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	3.70%	11-15-2038	$1,300,000	$1,300,000
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	5,410,000	5,298,063
				9,207,943
Housing revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.10	11-15-2032	2,400,000	2,400,000
Utilities revenue: 0.54%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%) (Royal Bank of Canada LIQ)±	4.58	12-1-2052	10,000,000	9,994,984
				33,789,319
Mississippi: 0.58%
Health revenue: 0.38%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	3,000,000	3,021,718
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	4,055,774
				7,077,492
Miscellaneous revenue: 0.20%
Mississippi Development Bank City of Gulfport	4.00	9-1-2029	620,000	624,032
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	567,452
Mississippi Development Bank City of Gulfport	4.00	9-1-2031	400,000	401,248
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	436,324
Mississippi Development Bank City of Gulfport	5.00	9-1-2024	355,000	355,649
Mississippi Development Bank City of Gulfport	5.00	9-1-2025	255,000	259,231
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	231,452
Mississippi Development Bank City of Gulfport	5.00	9-1-2027	385,000	401,226
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	332,094
				3,608,708
				10,686,200
Missouri: 2.21%
Airport revenue: 0.12%
City of St. Louis Airport Revenue Series D AMT (AGM Insured)	5.00	7-1-2030	2,090,000	2,160,325
Education revenue: 0.22%
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2026	925,000	945,721
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2027	975,000	1,006,779
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,066,868
The accompanying notes are an integral part of these financial statements.
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
HEFA of the State of Missouri Webster University	5.00%	4-1-2025	$600,000	$593,355
HEFA of the State of Missouri Webster University	5.00	4-1-2026	500,000	488,992
				4,101,715
Health revenue: 1.33%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	19,013,479
HEFA of the State of Missouri St. Luke’s Health System Obligated Group	5.00	11-15-2030	5,425,000	5,559,603
				24,573,082
Housing revenue: 0.08%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	565,000	556,337
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	983,149
				1,539,486
Miscellaneous revenue: 0.34%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2028	3,000,000	3,119,436
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2030	2,000,000	2,105,038
Riverside-Quindaro Bend Levee District of Platte County 385 Project	5.00	3-1-2025	1,105,000	1,107,804
				6,332,278
Tax revenue: 0.06%
City of Richmond Heights Francis Place Redevelopment Project Area. 1	5.63	11-1-2025	630,000	622,032
City of St. Ann Plaza Redevelopment Project Series A144A	4.63	11-1-2030	435,000	421,622
				1,043,654
Water & sewer revenue: 0.06%
City of Kansas City Sanitary Sewer System Revenue Series B	5.00	1-1-2025	810,000	817,168
City of Kansas City Sanitary Sewer System Revenue Series B	5.00	1-1-2028	275,000	292,344
				1,109,512
				40,860,052
Nebraska: 0.61%
Airport revenue: 0.05%
Lincoln Airport Authority AMT	5.00	7-1-2029	835,000	882,073
Education revenue: 0.12%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	4.41	7-1-2035	2,185,000	2,157,946
Utilities revenue: 0.44%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2025	3,290,000	3,326,488
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 21

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Central Plains Energy Project No. 3 Series A	5.00%	9-1-2026	$3,750,000	$3,831,941
Central Plains Energy Project No. 3 Series A	5.00	9-1-2027	1,000,000	1,030,784
				8,189,213
				11,229,232
Nevada: 0.21%
Miscellaneous revenue: 0.10%
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2025	180,000	175,376
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2026	225,000	213,044
City of Las Vegas Special Improvement District No. 816	2.25	6-1-2027	250,000	231,377
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	245,000	222,118
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	200,000	176,574
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	300,000	260,316
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2031	225,000	192,889
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	515,000	426,205
				1,897,899
Utilities revenue: 0.11%
County of Washoe NV Sierra Pacific Power Co. Series Cøø	4.13	3-1-2036	2,000,000	2,003,449
				3,901,348
New Hampshire: 0.23%
Housing revenue: 0.12%
New Hampshire Business Finance Authority Series 1-A	4.13	1-20-2034	2,332,015	2,287,854
Resource recovery revenue: 0.11%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,000,000	2,052,244
				4,340,098
New Jersey: 3.74%
Airport revenue: 0.30%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2025	2,750,000	2,778,161
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2026	2,130,000	2,174,101
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	520,567
				5,472,829
Education revenue: 0.10%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2036	425,000	430,481
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2037	150,000	151,425
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2038	200,000	200,898
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2032	225,000	246,030
The accompanying notes are an integral part of these financial statements.
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00%	7-1-2034	$225,000	$246,173
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	570,000	574,515
				1,849,522
GO revenue: 0.32%
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2027	400,000	407,023
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2029	400,000	410,318
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2031	350,000	355,934
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2033	300,000	303,370
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2034	260,000	262,824
New Jersey EDA Series GGG144A	5.25	9-1-2026	2,000,000	2,071,793
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	364,508
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	352,535
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	438,588
Newark Board of Education (BAM Insured)	5.00	7-15-2032	430,000	469,733
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	567,319
				6,003,945
Housing revenue: 2.50%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,261,166
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,336,807
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,231,343
New Jersey EDA Motor Vehicle Surcharge Revenue Series I (SIFMA Municipal Swap+1.25%)±	5.13	9-1-2025	4,500,000	4,504,951
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,088,590
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	547,636
New Jersey TTFA Series A¤	0.00	12-15-2026	12,000,000	10,964,718
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,020,939
New Jersey TTFA Series C (Ambac Insured)¤	0.00	12-15-2026	3,500,000	3,198,043
Rib Floater Trust Various States Series 2024-001 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	4.13	11-1-2063	5,000,000	5,000,000
				46,154,193
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50	9-1-2030	250,000	222,168
Tax revenue: 0.09%
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,594,816
Transportation revenue: 0.06%
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2036	500,000	555,951
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	553,744
				1,109,695
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 23

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.36%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20%	10-1-2039	$5,500,000	$4,840,357
New Jersey EDA American Water Co., Inc. Series D AMTøø	1.10	11-1-2029	2,075,000	1,806,947
				6,647,304
				69,054,472
New Mexico: 0.92%
Industrial development revenue: 0.48%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	8,870,925
Tax revenue: 0.08%
Winrock Town Center Tax Increment Development District No. 1144A	3.75	5-1-2028	470,000	458,332
Winrock Town Center Tax Increment Development District No. 1144A	4.00	5-1-2033	1,035,000	989,003
				1,447,335
Utilities revenue: 0.36%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	6,655,000	6,717,935
				17,036,195
New York: 9.96%
Airport revenue: 0.18%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,390,672
Education revenue: 1.50%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,337,336
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,820,957
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00	6-1-2031	650,000	635,307
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	535,250
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	400,000	403,625
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	6.25	4-15-2033	1,270,000	1,446,410
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series B144A	6.25	4-15-2033	1,120,000	1,275,575
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	2,415,000	2,270,502
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	420,200
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76	2-1-2027	970,000	959,701
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45	2-1-2027	2,400,000	2,408,937
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,494,677
The accompanying notes are an integral part of these financial statements.
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76%	2-1-2027	$115,000	$113,779
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	7,115,000	7,594,717
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AGC Insured)	2.25	10-1-2029	980,000	904,569
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	657,977
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2037	200,000	210,034
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	282,232
				27,771,785
GO revenue: 0.82%
City of Dunkirk	6.00	7-26-2024	4,580,000	4,579,196
City of Mount Vernon BAN144A	5.50	5-30-2025	5,000,000	5,017,511
City of New York Series 3ø	4.90	4-1-2042	3,000,000	3,000,000
City of Poughkeepsie	4.00	4-15-2029	245,000	239,133
City of Poughkeepsie	5.00	6-1-2025	235,000	235,387
City of Poughkeepsie	5.00	6-1-2031	600,000	605,946
Village of Washingtonville BAN	7.25	10-4-2024	1,500,000	1,502,725
				15,179,898
Health revenue: 0.72%
New York City Health & Hospitals Corp. Series B (TD Bank N.A. LOC)ø	3.80	2-15-2031	1,200,000	1,200,000
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	4.02	7-1-2048	7,925,000	7,925,000
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,421,957
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2029	1,350,000	1,379,234
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A%%	5.00	8-1-2029	115,000	118,483
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A%%	5.00	8-1-2030	200,000	206,837
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A%%	5.00	8-1-2032	250,000	261,041
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A%%	5.00	8-1-2034	750,000	789,658
				13,302,210
Housing revenue: 1.48%
New York City Housing Development Corp. Series A-2øø	3.73	5-1-2063	5,000,000	5,008,971
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,360,887
New York Liberty Development Corp. Series A	2.10	11-15-2032	5,000,000	4,172,953
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,257,366
New York State Housing Finance Agency Series K-2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	420,000	387,911
New York State Urban Development Corp. Tax Revenue Series A	4.00	3-15-2042	5,000,000	4,966,973
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 25

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.75%	10-1-2024	$825,000	$817,465
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.88	4-1-2025	1,705,000	1,647,080
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.00	10-1-2025	2,415,000	2,291,261
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.05	4-1-2026	1,275,000	1,189,146
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.15	10-1-2026	1,335,000	1,225,334
				27,325,347
Industrial development revenue: 0.79%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	2,000,000	1,797,970
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	1,235,000	1,203,963
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	751,589
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	9,250,000	9,724,456
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	620,800
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	481,589
				14,580,367
Miscellaneous revenue: 1.33%
Battery Park City Authority Series D-1 (TD Bank N.A. SPA)ø	3.85	11-1-2038	3,300,000	3,300,000
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2025	1,250,000	1,258,857
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,750,000	1,885,764
Suffolk Regional Off-Track Betting Co.	5.00	12-1-2034	10,000,000	10,397,330
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	7,900,000	7,286,883
Western Regional Off-Track Betting Corp.144A	3.00	12-1-2026	345,000	328,898
				24,457,732
Resource recovery revenue: 0.11%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMTøø	2.75	9-1-2050	2,000,000	1,961,157
Tax revenue: 0.70%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	3,000,000	2,979,748
The accompanying notes are an integral part of these financial statements.
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00%	8-1-2036	$5,000,000	$5,023,513
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	5,000,000	4,893,040
				12,896,301
Transportation revenue: 1.46%
Metropolitan Transportation Authority Series A-1øø	5.00	11-15-2048	800,000	802,925
Metropolitan Transportation Authority Series C	5.00	11-15-2024	3,535,000	3,550,287
Metropolitan Transportation Authority Series G-1F (U.S. SOFR+0.43%)±	4.01	11-1-2026	720,000	717,783
Metropolitan Transportation Authority Series G-3 (SIFMA Municipal Swap+0.43%)±	4.31	11-1-2031	20,000,000	19,942,138
Triborough Bridge & Tunnel Authority Series B-2A (State Street Bank & Trust Co. LOC)ø	3.76	1-1-2032	1,900,000	1,900,000
				26,913,133
Utilities revenue: 0.55%
Long Island Power Authority Series Bøø	0.85	9-1-2050	3,000,000	2,883,365
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,294,354
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	4,000,000	3,988,699
				10,166,418
Water & sewer revenue: 0.32%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	5,931,182
				183,876,202
North Carolina: 0.54%
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2028	450,000	465,354
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	573,354
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	471,862
				1,510,570
Health revenue: 0.28%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	2,000,000	1,927,484
North Carolina Medical Care Commission Friends Homes Obligated Group Series B-1	2.55	9-1-2026	1,575,000	1,516,617
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	267,115
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	275,988
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 27

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00%	3-1-2031	$290,000	$279,608
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	846,185
				5,112,997
Housing revenue: 0.14%
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.15	7-1-2039	2,500,000	2,520,931
Industrial development revenue: 0.04%
Columbus County Industrial Facilities & PCFA International Paper Co. Series Bøø	2.00	11-1-2033	850,000	843,839
				9,988,337
North Dakota: 0.75%
GO revenue: 0.57%
McKenzie County Public School District No. 1 Series A	5.00	8-1-2025	960,000	973,184
McKenzie County Public School District No. 1 Series A	5.00	8-1-2026	1,115,000	1,145,663
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,218,029
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,290,062
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,359,904
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,429,782
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,501,087
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,575,559
				10,493,270
Health revenue: 0.18%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,650,000	1,681,473
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,631,781
				3,313,254
				13,806,524
Ohio: 2.30%
Airport revenue: 0.12%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,303,628
Education revenue: 0.04%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	710,000	664,637
Health revenue: 0.29%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	624,738
County of Hamilton UC Health Obligated Group	5.00	9-15-2028	650,000	662,085
County of Montgomery Premier Health Partners Obligated Group Series A	5.00	11-15-2033	4,000,000	4,110,451
				5,397,274
The accompanying notes are an integral part of these financial statements.
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.27%
Ohio Air Quality Development Authority American Electric Power Co., Inc. Series C AMTøø	2.10%	12-1-2027	$4,930,000	$4,887,799
Tax revenue: 0.35%
City of Akron Income Tax Revenue	4.00	12-1-2029	4,515,000	4,642,937
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,873,882
				6,516,819
Utilities revenue: 0.91%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2031	1,700,000	1,870,553
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	6,355,000	6,389,669
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	7,000,000	6,720,858
Ohio Air Quality Development Authority Valley Electric Corp. Series Cøø	1.50	2-1-2026	2,000,000	1,897,629
				16,878,709
Water & sewer revenue: 0.32%
City of Columbus Sewerage Revenue	5.00	6-1-2031	5,825,000	5,855,196
				42,504,062
Oklahoma: 0.94%
Education revenue: 0.30%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	5.25	6-15-2034	750,000	760,596
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2025	925,000	927,561
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2026	975,000	984,325
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2027	1,370,000	1,390,388
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2028	715,000	728,825
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2029	755,000	773,815
				5,565,510
Housing revenue: 0.42%
Carter County Public Facilities Authority Independent School District No. 19 Ardmore	5.00	9-1-2025	365,000	368,329
Carter County Public Facilities Authority Independent School District No. 77 Dickson	4.00	9-1-2025	350,000	351,031
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,446,725
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2024	1,780,000	1,782,430
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2025	855,000	863,283
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,847,202
				7,659,000
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 29

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.22%
Tulsa Public Facilities Authority	4.00%	10-1-2027	$4,050,000	$4,093,578
				17,318,088
Oregon: 0.72%
Health revenue: 0.72%
Hospital Facilities Authority of Multnomah County Oregon Adventist Health System/West Obligated Groupøø	5.00	3-1-2040	9,500,000	9,510,795
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2025	400,000	403,741
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	127,017
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2027	300,000	306,647
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,781,038
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,220,000	1,132,554
				13,261,792
Pennsylvania: 5.40%
Airport revenue: 0.30%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,182,431
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,411,246
				5,593,677
Education revenue: 0.83%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,100,000	2,120,049
Chester County IDA Avon Grove Charter School Series A	4.00	12-15-2027	1,025,000	1,011,259
Chester County IDA Collegium Charter School144A	5.00	10-15-2032	2,805,000	2,906,499
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2029	245,000	258,651
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2030	395,000	421,780
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2031	485,000	523,237
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,166,769
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	616,128
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	832,083
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	1,250,000	1,249,821
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	260,000	251,560
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	955,000	953,241
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	625,000	630,840
Philadelphia IDA Tacony Academy Charter School144A	5.00	6-15-2033	1,810,000	1,911,353
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	500,000	523,269
				15,376,539
The accompanying notes are an integral part of these financial statements.
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.03%
Armstrong School District Series A (BAM Insured)	5.00%	3-15-2027	$745,000	$777,662
Armstrong School District Series A (BAM Insured)	5.00	3-15-2029	920,000	983,836
Laurel Highlands School District (BAM Insured)	3.00	2-1-2030	675,000	647,669
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	989,509
Laurel Highlands School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,166,687
Lower Moreland Township School District	4.00	11-1-2043	1,000,000	993,787
Phoenixville Area School District	4.00	11-15-2038	4,290,000	4,378,354
Phoenixville Area School District	4.00	11-15-2039	2,870,000	2,916,443
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,667,368
School District of Philadelphia Series A	5.00	9-1-2031	2,500,000	2,658,432
Scranton School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	719,236
				18,898,983
Health revenue: 1.08%
Berks County Municipal Authority Tower Health Obligated Group Series B-1øø	5.00	2-1-2040	6,000,000	4,470,000
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,339,575
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2028	1,500,000	1,471,762
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2031	1,120,000	1,083,283
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	745,374
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,369,851
Lancaster County Hospital Authority Health System Obligated Group	5.00	8-15-2046	5,500,000	5,567,248
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2031	345,000	333,733
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	314,783
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	1,053,355
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	952,927
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,222,048
				19,923,939
Housing revenue: 0.95%
East Hempfield Township IDA Student Services, Inc.	5.00	7-1-2025	275,000	276,492
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.00	6-30-2032	2,770,000	2,971,710
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	770,000	768,881
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,530,783
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	5,910,700
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,970,000	3,118,800
				17,577,366
Miscellaneous revenue: 0.01%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	125,000	140,593
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 31

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.73%
Pennsylvania EDFA Waste Management, Inc. Series A AMTøø	1.75%	8-1-2038	$13,500,000	$13,466,895
Tax revenue: 0.12%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2029	500,000	521,907
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	525,480
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2031	550,000	581,641
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	638,013
				2,267,041
Transportation revenue: 0.19%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	575,404
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,196,348
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	413,294
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	428,987
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	443,971
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	463,851
				3,521,855
Water & sewer revenue: 0.16%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	2,927,261
				99,694,149
Rhode Island: 0.05%
GO revenue: 0.05%
City of Providence Series A	5.00	1-15-2025	450,000	452,829
City of Providence Series A	5.00	1-15-2026	450,000	458,830
				911,659
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	15,000	15,027
				926,686
South Carolina: 0.21%
Miscellaneous revenue: 0.02%
County of Berkeley Nexton Improvement District	4.00	11-1-2030	370,000	350,299
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	260,000	208,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	5.25	2-1-2027	3,310,000	165,500
				373,500
Utilities revenue: 0.17%
South Carolina Public Service Authority Series A	5.00	12-1-2031	2,850,000	3,077,260
				3,801,059
The accompanying notes are an integral part of these financial statements.
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
South Dakota: 0.38%
Resource recovery revenue: 0.38%
South Dakota EDFA Riverview LLP AMT (AgCountry Farm Credit Services LOC)ø	4.00%	11-1-2051	$7,000,000	$7,000,000
Tennessee: 0.87%
GO revenue: 0.17%
Town of Collierville Series A	4.00	1-1-2046	3,150,000	3,101,978
Utilities revenue: 0.70%
Tennergy Corp. Series Aøø	4.00	12-1-2051	1,190,000	1,190,706
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,558,291
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	2,210,000	2,211,091
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	955,740
				12,915,828
				16,017,806
Texas: 8.29%
Airport revenue: 0.31%
City of El Paso Airport Revenue	5.00	8-15-2027	835,000	878,124
City of El Paso Airport Revenue	5.00	8-15-2028	880,000	940,563
City of El Paso Airport Revenue	5.00	8-15-2029	920,000	1,000,105
City of El Paso Airport Revenue	5.00	8-15-2030	970,000	1,066,835
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,782,006
				5,667,633
Education revenue: 2.08%
Alamo Community College Districtøø	1.70	11-1-2042	200,000	198,177
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A%%	4.13	6-15-2034	785,000	781,402
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A%%	4.25	6-15-2039	1,075,000	1,053,871
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,500,000	1,500,158
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc. Series A144Aøø	4.88	6-15-2056	2,195,000	2,219,084
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	303,920
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	309,293
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2031	315,000	319,689
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	1,195,000	1,104,593
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00	2-15-2032	500,000	487,857
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	79,004
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 33

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00%	8-15-2030	$85,000	$83,628
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	78,289
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2024	195,000	195,069
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2025	205,000	206,092
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2026	200,000	202,627
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2027	205,000	209,545
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	77,124
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	331,308
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	408,048
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	464,426
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	552,456
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	4.63	8-15-2025	3,680,000	3,690,800
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00	8-15-2025	6,565,000	6,606,060
Clifton Higher Education Finance Corp. Uplift Education Series A	4.00	12-1-2025	1,020,000	1,010,756
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	5,000,000	5,165,481
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2028	1,635,000	1,672,015
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2029	1,015,000	1,044,743
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2030	2,040,000	2,110,949
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00	8-15-2030	1,670,000	1,630,743
Newark Higher Education Finance Corp. A+ Charter Schools, Inc. Series A144A	4.63	8-15-2025	500,000	500,120
Odessa Junior College District (AGM Insured)	4.00	7-1-2029	650,000	668,984
Odessa Junior College District (AGM Insured)	4.00	7-1-2030	870,000	901,271
Odessa Junior College District (AGM Insured)	4.00	7-1-2031	220,000	229,362
Odessa Junior College District (AGM Insured)	4.00	7-1-2032	460,000	476,608
Odessa Junior College District (AGM Insured)	4.00	7-1-2033	710,000	733,706
Odessa Junior College District (AGM Insured)	4.00	7-1-2034	500,000	516,476
Odessa Junior College District (AGM Insured)	4.00	7-1-2035	290,000	300,258
				38,423,992
GO revenue: 1.53%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,390,678
City of Houston Series A	4.00	3-1-2044	2,500,000	2,509,090
City of Lewisville	4.00	2-15-2041	2,975,000	3,028,764
The accompanying notes are an integral part of these financial statements.
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Round Rock	4.00%	8-15-2043	$3,330,000	$3,305,987
County of Bexar	4.00	6-15-2041	5,000,000	4,945,718
Cypress-Fairbanks Independent School District Series B-1øø	0.28	2-15-2040	2,600,000	2,589,118
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,235,000	1,140,429
Grapevine-Colleyville Independent School District	5.00	8-15-2034	2,890,000	2,933,318
Grapevine-Colleyville Independent School District	5.00	8-15-2035	1,600,000	1,622,219
North East Independent School Districtøø	3.75	8-1-2049	2,000,000	2,006,224
Northwest Independent School District	5.00	2-15-2032	1,750,000	1,764,940
				28,236,485
Health revenue: 0.46%
Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Series Bø	4.38	11-15-2046	5,000,000	5,000,000
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	0.90	5-15-2050	1,500,000	1,453,872
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,062,910
				8,516,782
Housing revenue: 0.50%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2025	1,255,000	1,270,847
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2028	1,630,000	1,715,687
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	742,258
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,069,749
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.20	3-1-2038	3,000,000	3,000,000
New Hope Cultural Education Facilities Finance Corp. CHF- Collegiate Housing Stephenville III LLC Series A	5.00	4-1-2025	480,000	485,101
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	1,000,000	995,631
				9,279,273
Industrial development revenue: 0.64%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144Aøø	10.00	6-1-2042	3,000,000	3,003,447
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	6,066,886
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50	1-1-2030	800,000	716,496
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63	1-1-2031	800,000	706,952
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,230,246
				11,724,027
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 35

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.16%
Lower Colorado River Authority LCRA Transmission Services Corp.	5.00%	5-15-2028	$1,785,000	$1,786,892
Lower Colorado River Authority LCRA Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	1,250,000	1,233,856
				3,020,748
Resource recovery revenue: 0.28%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A	12.00	6-1-2043	5,000,000	5,059,250
Transportation revenue: 0.47%
Central Texas Regional Mobility Authority Series F BAN	5.00	1-1-2025	2,000,000	2,003,322
County of Harris Toll Road Revenue Series B	5.00	8-15-2026	1,280,000	1,299,989
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2030	1,000,000	1,070,479
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2032	1,000,000	1,068,504
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,202,411
				8,644,705
Utilities revenue: 0.34%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	4,250,000	4,099,541
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2030	990,000	1,089,863
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2024	1,100,000	1,105,608
				6,295,012
Water & sewer revenue: 1.52%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	16,826,733
City of Fort Worth Water & Sewer System Revenue	4.13	2-15-2046	3,000,000	2,931,225
City of Garland Water & Sewer System Revenue	4.00	3-1-2041	2,255,000	2,244,685
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,170,700
Texas Water Development Board State Water Implementation Revenue Fund	4.00	10-15-2045	5,000,000	4,907,860
				28,081,203
				152,949,110
Utah: 0.73%
Airport revenue: 0.21%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2029	1,000,000	1,043,060
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2031	2,705,000	2,809,904
				3,852,964
Education revenue: 0.05%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25	6-15-2031	505,000	447,048
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Series A144A	3.50	2-15-2026	465,000	455,280
				902,328
The accompanying notes are an integral part of these financial statements.
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.08%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00%	5-15-2043	$1,635,000	$1,609,503
Housing revenue: 0.16%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	2,735,000	2,995,814
Miscellaneous revenue: 0.23%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2024	1,000,000	999,334
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2026	1,000,000	991,435
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2028	1,000,000	984,605
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2029	580,000	568,685
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2030	680,000	663,693
				4,207,752
				13,568,361
Vermont: 0.06%
Housing revenue: 0.06%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	1,060,000	1,047,755
Virginia: 2.05%
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00	6-1-2029	330,000	341,263
Virginia College Building Authority Regent University	5.00	6-1-2030	350,000	364,259
Virginia College Building Authority Regent University	5.00	6-1-2031	300,000	313,850
				1,019,372
GO revenue: 0.14%
County of Arlington Series A	4.00	8-1-2040	2,500,000	2,540,662
Health revenue: 0.02%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	350,000	347,094
Housing revenue: 0.44%
Virginia Public Building Authority Series A	4.00	8-1-2034	8,040,000	8,044,826
Transportation revenue: 0.81%
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2029	10,000,000	6,690,743
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	1-1-2032	3,225,000	3,442,348
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	2,988,544
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,758,812
				14,880,447
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 37

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.59%
Wise County IDA Virginia Electric & Power Co. Series Aøø	0.75%	10-1-2040	$5,000,000	$4,723,667
Wise County IDA Virginia Electric & Power Co. Series Aøø	3.80	11-1-2040	2,250,000	2,256,241
York County EDA Virginia Electric & Power Co. Series Aøø	3.65	5-1-2033	4,000,000	3,994,965
				10,974,873
				37,807,274
Washington: 2.40%
Airport revenue: 0.12%
Port of Seattle Series A AMT	5.00	5-1-2036	2,030,000	2,081,322
Health revenue: 1.34%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	2,350,000	2,342,155
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	4,011,916
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap+1.40%)±	5.28	1-1-2035	11,000,000	11,004,484
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	3,000,000	3,058,762
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2038	3,000,000	2,999,917
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	999,982
Washington State Housing Finance Commission eliseo Obligated Group Series B-2144A	2.13	7-1-2027	340,000	316,308
				24,733,524
Housing revenue: 0.77%
King County Housing Authority	2.00	10-1-2033	600,000	484,670
King County Housing Authority	2.13	10-1-2036	2,000,000	1,580,703
King County Housing Authority	4.00	10-1-2029	225,000	227,035
King County Housing Authority	4.00	10-1-2030	200,000	202,144
King County Housing Authority	4.00	10-1-2031	290,000	290,030
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,863,013
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,169,266
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,685,059
Snohomish County Housing Authority	5.00	4-1-2029	1,690,000	1,788,631
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	4,960,864
				14,251,415
Utilities revenue: 0.17%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	4.13	5-1-2045	3,250,000	3,176,127
				44,242,388
West Virginia: 0.57%
Education revenue: 0.06%
West Virginia University Series Bøø	5.00	10-1-2041	1,000,000	1,067,390
The accompanying notes are an integral part of these financial statements.
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.21%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00%	6-1-2033	$465,000	$485,315
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	1,000,000	1,071,157
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	845,000	748,493
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	1,645,000	1,648,177
				3,953,142
Utilities revenue: 0.28%
West Virginia EDA Wheeling Power Co. Series 2013A AMTøø	3.00	6-1-2037	5,245,000	5,109,206
Water & sewer revenue: 0.02%
City of Parkersburg Combined Waterworks & Sewerage System Revenue Series A (BAM Insured)	3.00	8-1-2025	400,000	396,587
				10,526,325
Wisconsin: 1.93%
Education revenue: 0.32%
PFA Corvian Community School, Inc. Series A144A	4.00	6-15-2029	715,000	689,953
PFA Corvian Community School, Inc. Series A144A	4.25	6-15-2029	650,000	634,320
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	1,150,000	1,072,973
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	490,000	485,094
PFA Pine Lake Preparatory, Inc.144A	4.35	3-1-2025	390,000	387,833
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	835,000	835,288
PFA Triad Math & Science Academy Co.	4.25	6-15-2027	480,000	477,316
PFA Triad Math & Science Academy Co.	5.00	6-15-2032	725,000	758,167
PFA Unity Classical Charter School; A Challenge Foundation Academy144A	5.75	7-1-2033	485,000	506,678
				5,847,622
GO revenue: 0.69%
City of Milwaukee Series B2 (AGM Insured)	5.00	4-1-2035	2,200,000	2,480,330
City of Milwaukee Series B2 (AGM Insured)	5.00	4-1-2036	2,235,000	2,506,030
Milwaukee Metropolitan Sewerage District Series A	4.00	10-1-2043	8,000,000	7,858,078
				12,844,438
Health revenue: 0.51%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	181,997
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	183,531
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	290,567
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	365,501
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	574,252
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	598,006
PFA Washoe Barton Medical Clinic Series A144A	4.00	12-1-2031	700,000	658,585
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2036	3,000,000	2,997,295
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2027	1,145,000	1,180,996
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	625,563
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2027	375,000	370,003
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 39

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00%	11-1-2028	$470,000	$462,787
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	882,549
				9,371,632
Industrial development revenue: 0.09%
PFA Customer Facility Charge-SA LLC Series A	3.75	2-1-2032	850,000	815,049
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2036	1,000,000	899,809
				1,714,858
Miscellaneous revenue: 0.32%
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2029	1,050,000	851,586
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2031	1,350,000	1,011,266
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2028	260,000	219,449
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2029	390,000	316,811
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2030	550,000	429,779
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,054,968
				5,883,859
				35,662,409
Total municipal obligations (Cost $1,895,021,299)				1,837,228,728

		Yield	Shares
Short-term investments: 0.14%
Investment companies: 0.14%
Allspring Government Money Market Fund Select Class♠∞##		5.25	2,593,014	2,593,014
Total short-term investments (Cost $2,593,014)				2,593,014
Total investments in securities (Cost $1,897,614,313)	99.68%			1,839,821,742
Other assets and liabilities, net	0.32			5,930,099
Total net assets	100.00%			$1,845,751,841

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
40 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2024

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$181,885,568	$(179,292,554)	$0	$0	$2,593,014	2,593,014	$91,566
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	4,073,103	273,624,254	(277,697,357)	11	(11)	0	0	259,966
				$11	$(11)	$2,593,014		$351,532
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 41

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,895,021,299)	$1,837,228,728
Investments in affiliated securities, at value (cost $2,593,014)	2,593,014
Cash	1,394,438
Receivable for interest	19,124,672
Receivable for investments sold	2,967,792
Receivable for Fund shares sold	825,172
Prepaid expenses and other assets	60,709
Total assets	1,864,194,525
Liabilities
Payable for when-issued transactions	13,612,726
Payable for Fund shares redeemed	1,971,911
Cash due to broker	1,410,000
Dividends payable	616,694
Management fee payable	551,273
Administration fees payable	141,686
Distribution fee payable	11,934
Accrued expenses and other liabilities	126,460
Total liabilities	18,442,684
Total net assets	$1,845,751,841
Net assets consist of
Paid-in capital	$1,940,351,730
Total distributable loss	(94,599,889)
Total net assets	$1,845,751,841
Computation of net asset value and offering price per share
Net assets–Class A	$337,409,323
Shares outstanding–Class A1	38,450,268
Net asset value per share–Class A	$8.78
Maximum offering price per share – Class A2	$9.15
Net assets–Class C	$19,290,672
Shares outstanding–Class C1	2,190,700
Net asset value per share–Class C	$8.81
Net assets–Class R6	$22,661,455
Shares outstanding–Class R6[1]	2,582,495
Net asset value per share–Class R6	$8.78
Net assets–Administrator Class	$36,075,683
Shares outstanding–Administrator Class[1]	4,113,097
Net asset value per share–Administrator Class	$8.77
Net assets–Institutional Class	$1,430,314,708
Shares outstanding–Institutional Class[1]	163,032,835
Net asset value per share–Institutional Class	$8.77
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
42 | Allspring Strategic Municipal Bond Fund

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$59,234,847
Income from affiliated securities	351,532
Total investment income	59,586,379
Expenses
Management fee	6,978,245
Administration fees
Class A	538,539
Class C	34,970
Class R6	6,776
Administrator Class	40,785
Institutional Class	1,153,213
Shareholder servicing fees
Class A	895,278
Class C	58,115
Administrator Class	101,297
Distribution fee
Class C	174,347
Custody and accounting fees	42,379
Professional fees	88,537
Registration fees	123,680
Shareholder report expenses	81,652
Trustees’ fees and expenses	19,365
Other fees and expenses	68,670
Total expenses	10,405,848
Less: Fee waivers and/or expense reimbursements
Class A	(7,764)
Class C	(218)
Class R6	(638)
Administrator Class	(24,574)
Institutional Class	(39,120)
Net expenses	10,333,534
Net investment income	49,252,845
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(5,450,028)
Affiliated securities	11
Futures contracts	(881,697)
Net realized losses on investments	(6,331,714)
Net change in unrealized gains (losses) on
Unaffiliated securities	23,941,871
Affiliated securities	(11)
Net change in unrealized gains (losses) on investments	23,941,860
Net realized and unrealized gains (losses) on investments	17,610,146
Net increase in net assets resulting from operations	$66,862,991
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 43

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$49,252,845		$48,568,172
Net realized losses on investments		(6,331,714)		(11,435,085)
Net change in unrealized gains (losses) on investments		23,941,860		5,949,382
Net increase in net assets resulting from operations		66,862,991		43,082,469
Distributions to shareholders from
Net investment income and net realized gains
Class A		(8,518,498)		(9,050,337)
Class C		(377,648)		(410,231)
Class R6		(620,310)		(382,545)
Administrator Class		(1,010,905)		(1,184,938)
Institutional Class		(38,873,257)		(37,545,117)
Total distributions to shareholders		(49,400,618)		(48,573,168)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,684,536	49,435,204	9,138,756	79,081,429
Class C	156,080	1,365,428	463,984	3,997,713
Class R6	260,360	2,224,950	2,155,461	18,817,504
Administrator Class	304,934	2,648,640	782,594	6,735,821
Institutional Class	54,905,755	476,670,568	84,615,361	731,366,768
		532,344,790		839,999,235
Reinvestment of distributions
Class A	873,999	7,586,175	923,677	7,978,929
Class C	40,965	356,586	43,942	380,788
Class R6	15,439	133,736	19,072	164,796
Administrator Class	111,339	965,445	130,634	1,128,390
Institutional Class	3,843,059	33,351,593	3,714,574	32,089,865
		42,393,535		41,742,768
Payment for shares redeemed
Class A	(15,114,980)	(131,086,767)	(21,646,610)	(186,740,121)
Class C	(1,205,491)	(10,505,657)	(1,866,372)	(16,196,066)
Class R6	(515,213)	(4,392,351)	(620,716)	(5,327,315)
Administrator Class	(1,880,538)	(16,147,635)	(4,190,566)	(36,177,224)
Institutional Class	(68,827,605)	(594,848,481)	(123,394,925)	(1,063,878,668)
		(756,980,891)		(1,308,319,394)
Net decrease in net assets resulting from capital share transactions		(182,242,566)		(426,577,391)
Total decrease in net assets		(164,780,193)		(432,068,090)
Net assets
Beginning of period		2,010,532,034		2,442,600,124
End of period		$1,845,751,841		$2,010,532,034
The accompanying notes are an integral part of these consolidated financial statements.
44 | Allspring Strategic Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.68	$8.68	$9.33	$9.17	$9.14
Net investment income	0.20 [1]	0.17	0.13	0.14	0.17
Net realized and unrealized gains (losses) on investments	0.11	0.00 [2]	(0.65)	0.16	0.03
Total from investment operations	0.31	0.17	(0.52)	0.30	0.20
Distributions to shareholders from
Net investment income	(0.21)	(0.17)	(0.13)	(0.14)	(0.16)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.21)	(0.17)	(0.13)	(0.14)	(0.17)
Net asset value, end of period	$8.78	$8.68	$8.68	$9.33	$9.17
Total return[3]	3.58%	2.03%	(5.66)%	3.26%	2.23%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.79%	0.79%	0.79%
Net expenses	0.79%	0.80%	0.79%	0.79%	0.79%
Net investment income	2.36%	2.00%	1.38%	1.47%	1.81%
Supplemental data
Portfolio turnover rate	11%	15%	24%	11%	26%
Net assets, end of period (000s omitted)	$337,409	$407,928	$508,573	$622,409	$545,670

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 45

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.71	$8.71	$9.36	$9.20	$9.17
Net investment income	0.14 [1]	0.12	0.06	0.07	0.10
Net realized and unrealized gains (losses) on investments	0.10	(0.01)	(0.65)	0.16	0.04
Total from investment operations	0.24	0.11	(0.59)	0.23	0.14
Distributions to shareholders from
Net investment income	(0.14)	(0.11)	(0.06)	(0.07)	(0.10)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.14)	(0.11)	(0.06)	(0.07)	(0.11)
Net asset value, end of period	$8.81	$8.71	$8.71	$9.36	$9.20
Total return[2]	2.81%	1.27%	(6.34)%	2.49%	1.47%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.55%	1.54%	1.54%	1.54%
Net expenses	1.54%	1.55%	1.54%	1.54%	1.54%
Net investment income	1.61%	1.24%	0.62%	0.72%	1.06%
Supplemental data
Portfolio turnover rate	11%	15%	24%	11%	26%
Net assets, end of period (000s omitted)	$19,291	$27,858	$39,696	$56,483	$69,472

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
46 | Allspring Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.68	$8.68	$9.33	$9.17	$9.15
Net investment income	0.24 [1]	0.21	0.16	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.10	0.00 [2]	(0.65)	0.16	0.03
Total from investment operations	0.34	0.21	(0.49)	0.33	0.23
Distributions to shareholders from
Net investment income	(0.24)	(0.21)	(0.16)	(0.17)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.24)	(0.21)	(0.16)	(0.17)	(0.21)
Net asset value, end of period	$8.78	$8.68	$8.68	$9.33	$9.17
Total return[3]	3.97%	2.42%	(5.30)%	3.65%	2.51%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.41%	0.41%	0.41%
Net expenses	0.42%	0.42%	0.41%	0.41%	0.41%
Net investment income	2.74%	2.45%	1.74%	1.85%	2.19%
Supplemental data
Portfolio turnover rate	11%	15%	24%	11%	26%
Net assets, end of period (000s omitted)	$22,661	$24,490	$11,008	$17,590	$20,459

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 47

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.67	$8.68	$9.32	$9.17	$9.14
Net investment income	0.21 [1]	0.18	0.13	0.15	0.17
Net realized and unrealized gains (losses) on investments	0.10	0.00 [2]	(0.63)	0.15	0.04
Total from investment operations	0.31	0.18	(0.50)	0.30	0.21
Distributions to shareholders from
Net investment income	(0.21)	(0.19)	(0.14)	(0.15)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.21)	(0.19)	(0.14)	(0.15)	(0.18)
Net asset value, end of period	$8.77	$8.67	$8.68	$9.32	$9.17
Total return[3]	3.70%	2.03%	(5.46)%	3.27%	2.34%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.73%	0.73%	0.73%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	2.47%	2.10%	1.48%	1.58%	1.92%
Supplemental data
Portfolio turnover rate	11%	15%	24%	11%	26%
Net assets, end of period (000s omitted)	$36,076	$48,378	$76,816	$111,200	$115,889

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
48 | Allspring Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.68	$8.68	$9.32	$9.17	$9.14
Net investment income	0.23 [1]	0.20	0.16	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.09	0.00 [2]	(0.64)	0.15	0.04
Total from investment operations	0.32	0.20	(0.48)	0.32	0.24
Distributions to shareholders from
Net investment income	(0.23)	(0.20)	(0.16)	(0.17)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.23)	(0.20)	(0.16)	(0.17)	(0.21)
Net asset value, end of period	$8.77	$8.68	$8.68	$9.32	$9.17
Total return[3]	3.80%	2.37%	(5.25)%	3.49%	2.57%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.46%	0.46%	0.46%
Net expenses	0.47%	0.47%	0.46%	0.46%	0.46%
Net investment income	2.69%	2.33%	1.71%	1.80%	2.14%
Supplemental data
Portfolio turnover rate	11%	15%	24%	11%	26%
Net assets, end of period (000s omitted)	$1,430,315	$1,501,879	$1,806,507	$2,262,320	$1,829,368

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 49

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
50 | Allspring Strategic Municipal Bond Fund

Notes to financial statements
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $1,898,365,013 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$8,092,287
Gross unrealized losses	(66,635,558)
Net unrealized losses	$(58,543,271)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $16,573,726 in short-term capital losses and $19,692,912 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Strategic Municipal Bond Fund | 51

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,837,063,228	$165,500	$1,837,228,728
Short-term investments
Investment companies	2,593,014	0	0	2,593,014
Total assets	$2,593,014	$1,837,063,228	$165,500	$1,839,821,742
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring
52 | Allspring Strategic Municipal Bond Fund

Notes to financial statements
Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.79%
Class C	1.54
Class R6	0.42
Administrator Class	0.68
Institutional Class	0.47
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2024, Allspring Funds Distributor received $3,133 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $178,915,000, $101,375,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2024 were $194,190,208 and $358,123,601, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended June 30, 2024, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $8,463,987 in long futures contracts during the year ended June 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
Allspring Strategic Municipal Bond Fund | 53

Notes to financial statements
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$49,400,618	$48,573,168
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$834,387	$(58,543,271)	$(36,266,638)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
54 | Allspring Strategic Municipal Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Strategic Municipal Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
Allspring Strategic Municipal Bond Fund | 55

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

56 | Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Strategic Municipal Bond Fund | 57

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Strategic Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

58 | Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Short-Intermediate Municipal Bond Index, for the one- and ten-year periods under review, in range of the investment performance of its benchmark index for the three-year period under review, and lower for the five-year period under review. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class, except for the Class A shares, which was higher than the median net operating expense ratio of the expense Group.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Strategic Municipal Bond Fund | 59

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

60 | Allspring Strategic Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4313 06-24

Allspring
Pennsylvania
Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring Pennsylvania Tax-Free Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 95.72%
Alabama: 0.86%
Utilities revenue: 0.86%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$793,064
California: 0.55%
Utilities revenue: 0.55%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	513,637
Georgia: 0.53%
Utilities revenue: 0.53%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	493,529
Guam: 1.35%
Airport revenue: 0.83%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	202,358
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	569,657
				772,015
Miscellaneous revenue: 0.52%
Territory of Guam Series F	4.00	1-1-2042	500,000	480,891
				1,252,906
Illinois: 0.85%
Airport revenue: 0.52%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	484,320
Miscellaneous revenue: 0.33%
City of Chicago Lakeshore East Special Assessment Area144A	2.27	12-1-2024	308,000	304,915
				789,235
Pennsylvania: 91.00%
Airport revenue: 3.93%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,544,993
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2026	580,000	585,240
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2030	1,500,000	1,512,163
				3,642,396
Education revenue: 18.72%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	500,000	504,774
Chester County IDA Avon Grove Charter School Series A	5.00	12-15-2047	1,160,000	1,153,388
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	1,005,474
Chester County IDA Renaissance Academy Charter School	3.75	10-1-2024	130,000	129,821
Cumberland County Municipal Authority Dickinson College	5.00	5-1-2032	940,000	959,864
Delaware County Authority Neumann University	5.00	10-1-2039	250,000	246,320
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2032	330,000	325,317
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2033	315,000	310,638
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2034	550,000	545,204
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Huntingdon County General Authority Juniata College Series T	5.00%	10-1-2051	$2,000,000	$1,912,937
Latrobe IDA Seton Hill University	4.00	3-1-2051	800,000	636,584
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	666,256
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	586,957
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2030	1,500,000	1,512,339
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	405,636
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2046	225,000	195,099
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	698,209
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25	3-1-2037	1,000,000	1,004,630
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2026	500,000	503,473
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	303,033
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	290,000	300,225
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	245,579
Philadelphia IDA LaSalle University	5.00	5-1-2036	1,145,000	1,011,417
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	227,220
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	149,814
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	521,156
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,287,429
				17,348,793
GO revenue: 12.62%
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2036	350,000	355,632
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2037	350,000	354,374
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2038	250,000	252,339
City of Oil City Series A (AGM Insured)	4.00	12-1-2039	315,000	314,394
City of Oil City Series A (AGM Insured)	4.00	12-1-2040	250,000	250,228
City of Oil City Series A (AGM Insured)	4.00	12-1-2041	250,000	250,459
City of Oil City Series A (AGM Insured)	4.00	12-1-2042	200,000	200,149
City of Pittsburgh	5.00	9-1-2043	200,000	214,052
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	682,276
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	494,758
Highlands School District (AGM Insured)	5.00	4-15-2035	295,000	322,003
Montour School District Series B (AGM Insured)	5.00	4-1-2032	1,000,000	1,014,906
Moon Area School District Series A	5.00	11-15-2028	150,000	150,836
Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,452,458
Parkland School District Series B	4.00	2-1-2036	650,000	658,097
Penn Delco School District	4.00	6-1-2045	1,000,000	979,742
Pequea Valley School District	4.00	5-15-2049	750,000	718,182
School District of Philadelphia Series B	5.00	9-1-2043	1,235,000	1,268,664
West Shore School District	5.00	11-15-2048	1,500,000	1,533,100
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2027	100,000	103,239
The accompanying notes are an integral part of these financial statements.
4 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Wilkes-Barre Area School District (BAM Insured)	5.00%	4-15-2029	$50,000	$52,903
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	74,595
				11,697,386
Health revenue: 25.52%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	4.00	4-1-2044	1,810,000	1,706,759
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.58	11-15-2047	1,000,000	997,433
Berks County IDA Tower Health Obligated Group	5.00	11-1-2037	430,000	270,900
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	375,377
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2028	2,090,000	2,099,185
Dauphin County General Authority UPMC Obligated Group Series A	5.00	6-1-2035	1,000,000	1,018,732
Doylestown Hospital Authority Series A	5.00	7-1-2049	250,000	245,406
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	456,901
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	380,996
Geisinger Authority Health System Obligated Group Series A	4.00	4-1-2050	1,000,000	943,582
Geisinger Authority Health System Obligated Group Series A	5.00	6-1-2041	1,000,000	1,000,235
Geisinger Authority Health System Obligated Group Series A-1	5.00	2-15-2045	1,000,000	1,016,032
Geisinger Authority Health System Obligated Group Series Cøø	5.00	4-1-2043	645,000	686,440
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	1,000,000	1,076,857
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	433,199
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	1,032,590
Montgomery County IDA ACTS Retirement-Life Communities, Inc. Obligated Group Series C	5.00	11-15-2045	1,000,000	1,026,824
Montgomery County IDA Waverly Heights Ltd Obligated Group	5.00	12-1-2044	1,000,000	1,014,989
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	522,910
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2037	700,000	707,623
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2040	1,500,000	1,517,125
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	1,000,000	1,033,780
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2047	1,500,000	1,522,193
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Obligated Group Series A (Bank of America N.A. LOC)ø	3.82	1-1-2038	1,400,000	1,400,000
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2041	370,000	339,052
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2046	525,000	455,396
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	365,558
				23,646,074
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue: 4.05%
Chester County IDA University Student Housing LLC Series A	5.00%	8-1-2030	$485,000	$485,125
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.75	6-30-2048	750,000	812,735
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	1,007,432
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	569,415
State Public School Building Authority Chester Upland School District Series C (AGM Insured)	5.00	9-15-2026	875,000	875,890
				3,750,597
Miscellaneous revenue: 4.69%
Commonwealth of Pennsylvania Series A COP	5.00	7-1-2038	1,000,000	1,044,894
Delaware County Authority Neumann University	5.00	10-1-2031	1,500,000	1,504,346
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	980,683
Philadelphia IDA Series A	5.00	2-15-2038	785,000	817,217
				4,347,140
Tax revenue: 2.36%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	500,000	515,176
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2042	1,500,000	1,673,304
				2,188,480
Transportation revenue: 7.02%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	599,274
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2043	1,800,000	1,959,608
Pennsylvania Turnpike Commission Series A	4.00	12-1-2043	810,000	800,440
Pennsylvania Turnpike Commission Series A	5.25	12-1-2053	1,500,000	1,642,195
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2043	500,000	501,458
Pennsylvania Turnpike Commission Series B (TD Bank N.A. LOC)ø	3.95	12-1-2043	1,000,000	1,000,000
				6,502,975
Utilities revenue: 1.10%
Philadelphia Gas Works Co. Series 15th	5.00	8-1-2047	1,000,000	1,016,608
Water & sewer revenue: 10.99%
Bucks County Water & Sewer Authority Series A (AGM Insured)	5.25	12-1-2047	2,175,000	2,370,857
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,048,715
City of Philadelphia Water & Wastewater Revenue Series A	5.00	10-1-2038	2,000,000	2,117,916
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	600,076
Erie City Water Authority (BAM Insured)	4.25	12-1-2052	1,000,000	973,876
Lehigh County Authority City Division Fund CAB¤	0.00	12-1-2030	2,000,000	1,548,462
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	500,000	450,348
Pittsburgh Water & Sewer Authority Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,069,617
				10,179,867
				84,320,316
The accompanying notes are an integral part of these financial statements.
6 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.58%
Utilities revenue: 0.58%
Patriots Energy Group Financing Agency Series A1øø	5.25%	10-1-2054	$500,000	$535,539
Total municipal obligations (Cost $92,088,684)				88,698,226

		Yield	Shares
Short-term investments: 3.17%
Investment companies: 3.17%
Allspring Government Money Market Fund Select Class♠∞		5.25	2,937,247	2,937,247
Total short-term investments (Cost $2,937,247)				2,937,247
Total investments in securities (Cost $95,025,931)	98.89%			91,635,473
Other assets and liabilities, net	1.11			1,025,214
Total net assets	100.00%			$92,660,687

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
COP	Certificate of participation
EDFA	Economic Development Finance Authority
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
SIFMA	Securities Industry and Financial Markets Association
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 7

Portfolio of investments—June 30, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$14,652,165	$(11,714,918)	$0	$0	$2,937,247	2,937,247	$29,386
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	1,717,837	21,162,558	(22,880,395)	14	(14)	0	0	38,271
				$14	$(14)	$2,937,247		$67,657
The accompanying notes are an integral part of these financial statements.
8 | Allspring Pennsylvania Tax-Free Fund

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $92,088,684)	$88,698,226
Investments in affiliated securities, at value (cost $2,937,247)	2,937,247
Receivable for interest	1,007,143
Receivable for Fund shares sold	85,720
Receivable for investments sold	70,000
Prepaid expenses and other assets	35,831
Total assets	92,834,167
Liabilities
Dividends payable	68,662
Payable for Fund shares redeemed	58,153
Management fee payable	12,913
Administration fees payable	7,919
Distribution fee payable	1,133
Accrued expenses and other liabilities	24,700
Total liabilities	173,480
Total net assets	$92,660,687
Net assets consist of
Paid-in capital	$97,034,834
Total distributable loss	(4,374,147)
Total net assets	$92,660,687
Computation of net asset value and offering price per share
Net assets–Class A	$30,316,763
Shares outstanding–Class A1	2,830,467
Net asset value per share–Class A	$10.71
Maximum offering price per share – Class A2	$11.21
Net assets–Class C	$1,841,130
Shares outstanding–Class C1	172,185
Net asset value per share–Class C	$10.69
Net assets–Institutional Class	$60,502,794
Shares outstanding–Institutional Class[1]	5,648,450
Net asset value per share–Institutional Class	$10.71
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 9

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$3,560,060
Income from affiliated securities	67,657
Total investment income	3,627,717
Expenses
Management fee	384,709
Administration fees
Class A	47,004
Class C	3,387
Institutional Class	50,067
Shareholder servicing fees
Class A	78,269
Class C	5,507
Distribution fee
Class C	16,524
Custody and accounting fees	3,324
Professional fees	70,268
Registration fees	43,796
Shareholder report expenses	21,362
Trustees’ fees and expenses	24,273
Other fees and expenses	13,737
Total expenses	762,227
Less: Fee waivers and/or expense reimbursements
Fund-level	(165,756)
Class A	(23,183)
Class C	(1,100)
Net expenses	572,188
Net investment income	3,055,529
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(356,861)
Affiliated securities	14
Net realized losses on investments	(356,847)
Net change in unrealized gains (losses) on
Unaffiliated securities	1,116,373
Affiliated securities	(14)
Net change in unrealized gains (losses) on investments	1,116,359
Net realized and unrealized gains (losses) on investments	759,512
Net increase in net assets resulting from operations	$3,815,041
The accompanying notes are an integral part of these financial statements.
10 | Allspring Pennsylvania Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$3,055,529		$3,261,773
Net realized losses on investments		(356,847)		(17,812)
Net change in unrealized gains (losses) on investments		1,116,359		(982,246)
Net increase in net assets resulting from operations		3,815,041		2,261,715
Distributions to shareholders from
Net investment income and net realized gains
Class A		(954,202)		(1,002,878)
Class C		(51,768)		(67,856)
Institutional Class		(2,061,255)		(2,190,837)
Total distributions to shareholders		(3,067,225)		(3,261,571)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	107,170	1,122,073	368,922	3,965,261
Class C	8,311	88,324	51,151	539,361
Institutional Class	1,174,881	12,448,790	2,082,656	21,878,721
		13,659,187		26,383,343
Reinvestment of distributions
Class A	85,667	903,094	88,128	931,428
Class C	4,858	51,065	6,302	66,481
Institutional Class	117,510	1,238,675	113,016	1,195,044
		2,192,834		2,192,953
Payment for shares redeemed
Class A	(479,844)	(5,054,355)	(584,916)	(6,192,666)
Class C	(98,093)	(1,033,331)	(144,498)	(1,527,601)
Institutional Class	(2,113,979)	(22,264,736)	(2,318,807)	(24,487,418)
		(28,352,422)		(32,207,685)
Net decrease in net assets resulting from capital share transactions		(12,500,401)		(3,631,389)
Total decrease in net assets		(11,752,585)		(4,631,245)
Net assets
Beginning of period		104,413,272		109,044,517
End of period		$92,660,687		$104,413,272
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.61	$10.71	$11.97	$11.75	$11.78
Net investment income	0.32 [1]	0.31 [1]	0.28	0.31	0.35
Net realized and unrealized gains (losses) on investments	0.10	(0.10)	(1.26)	0.22	(0.04)
Total from investment operations	0.42	0.21	(0.98)	0.53	0.31
Distributions to shareholders from
Net investment income	(0.32)	(0.31)	(0.28)	(0.31)	(0.34)
Net asset value, end of period	$10.71	$10.61	$10.71	$11.97	$11.75
Total return[2]	4.06%	1.97%	(8.32)%	4.52%	2.65%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.97%	0.94%	0.94%	0.97%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	3.03%	2.88%	2.41%	2.64%	2.92%
Supplemental data
Portfolio turnover rate	10%	15%	20%	21%	14%
Net assets, end of period (000s omitted)	$30,317	$33,065	$34,755	$41,945	$41,550

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Pennsylvania Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.59	$10.69	$11.95	$11.73	$11.76
Net investment income	0.24 [1]	0.23 [1]	0.19 [1]	0.22	0.27
Net realized and unrealized gains (losses) on investments	0.10	(0.10)	(1.26)	0.22	(0.05)
Total from investment operations	0.34	0.13	(1.07)	0.44	0.22
Distributions to shareholders from
Net investment income	(0.24)	(0.23)	(0.19)	(0.22)	(0.25)
Net asset value, end of period	$10.69	$10.59	$10.69	$11.95	$11.73
Total return[2]	3.29%	1.20%	(9.03)%	3.74%	1.89%
Ratios to average net assets (annualized)
Gross expenses	1.71%	1.72%	1.68%	1.68%	1.72%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income	2.28%	2.12%	1.64%	1.89%	2.23%
Supplemental data
Portfolio turnover rate	10%	15%	20%	21%	14%
Net assets, end of period (000s omitted)	$1,841	$2,722	$3,679	$6,485	$8,394

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.61	$10.71	$11.97	$11.75	$11.78
Net investment income	0.34 [1]	0.33 [1]	0.31	0.34	0.38
Net realized and unrealized gains (losses) on investments	0.11	(0.10)	(1.26)	0.21	(0.04)
Total from investment operations	0.45	0.23	(0.95)	0.55	0.34
Distributions to shareholders from
Net investment income	(0.35)	(0.33)	(0.31)	(0.33)	(0.37)
Net asset value, end of period	$10.71	$10.61	$10.71	$11.97	$11.75
Total return[2]	4.32%	2.23%	(8.10)%	4.78%	2.91%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.65%	0.61%	0.61%	0.64%
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.28%	3.14%	2.66%	2.88%	3.18%
Supplemental data
Portfolio turnover rate	10%	15%	20%	21%	14%
Net assets, end of period (000s omitted)	$60,503	$68,626	$70,610	$81,964	$80,592

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Pennsylvania Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Pennsylvania Tax-Free Fund | 15

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $95,025,968 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$586,633
Gross unrealized losses	(3,977,128)
Net unrealized losses	$(3,390,495)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $276,754 in short-term capital losses and $697,811 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$88,698,226	$0	$88,698,226
Short-term investments
Investment companies	2,937,247	0	0	2,937,247
Total assets	$2,937,247	$88,698,226	$0	$91,635,473
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
16 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.74%
Class C	1.49
Institutional Class	0.49
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2024, Allspring Funds Distributor received $878 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Pennsylvania Tax-Free Fund | 17

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $6,550,000, $7,250,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2024 were $8,975,877 and $25,025,502, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$3,067,225	$3,261,571
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$68,797	$(3,390,495)	$(974,565)
8.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S.  Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Pennsylvania.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Allspring Pennsylvania Tax-Free Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Pennsylvania Tax-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
Allspring Pennsylvania Tax-Free Fund | 19

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20 | Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Pennsylvania Tax-Free Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Pennsylvania Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for the three-year period under review, in range of the average investment performance of the Universe for the five- and ten-year periods under review, and lower for the one-year period under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Group for the Institutional Class, and equal to the sum of the average rates for the expense Group for Class A.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Pennsylvania Tax-Free Fund | 23

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring Pennsylvania Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4301 06-24

Allspring California Limited-Term
Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring California Limited-Term Tax-Free Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.88%
California: 95.12%
Airport revenue: 11.39%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00%	12-31-2024	$750,000	$751,982
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2027	450,000	459,648
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2028	390,000	401,497
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2029	3,815,000	3,938,192
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2025	6,000,000	6,070,382
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2026	2,500,000	2,565,411
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2027	3,730,000	3,862,703
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,096,858
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2026	2,890,000	2,965,615
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2028	2,705,000	2,836,001
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,214,100
County of Sacramento Airport System Revenue Series F AMT	5.00	7-1-2024	1,760,000	1,760,000
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	775,705
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,044,471
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,055,171
San Francisco City & County Airport Commission San Francisco International Airport Series C AMT	5.00	5-1-2028	4,600,000	4,803,641
				36,601,377
Education revenue: 9.01%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2026	325,000	332,347
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	4.78	8-1-2072	5,000,000	5,002,147
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	820,640
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2033	250,000	250,190
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2035	350,000	348,849
California Municipal Finance Authority Lutheran University	5.00	10-1-2024	275,000	275,332
California Municipal Finance Authority Lutheran University	5.00	10-1-2025	275,000	278,174
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	307,892
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	840,000	835,463
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2024	600,000	602,657
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2025	600,000	612,610
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2026	625,000	650,911
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2027	650,000	689,456
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2028	700,000	754,356
The accompanying notes are an integral part of these financial statements.
2 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California Municipal Finance Authority University of the Pacific Series A	5.00%	11-1-2029	$470,000	$513,061
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	438,623
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2027	520,000	527,865
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00	10-1-2031	375,000	344,621
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00	7-1-2029	510,000	508,212
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2024	380,000	380,000
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2026	420,000	431,225
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2027	440,000	458,352
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2028	465,000	490,070
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2029	485,000	515,993
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2030	510,000	541,879
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2031	535,000	567,690
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2032	565,000	598,731
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2026	235,000	236,575
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2031	235,000	224,013
California State University Series B-2øø	0.55	11-1-2049	8,625,000	7,808,034
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,489,807
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	371,316
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	427,605
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	333,223
				28,967,919
GO revenue: 10.78%
Aromas-San Juan Unified School District CAB BAN¤	0.00	8-1-2027	1,375,000	1,215,241
Cajon Valley Union School District	5.00	8-1-2026	340,000	353,163
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	291,114
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	337,630
Carlsbad Unified School District Series B	3.00	8-1-2034	300,000	284,541
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	236,127
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	328,396
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2024	150,000	150,151
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2025	170,000	172,996
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2026	235,000	243,264
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00%	8-1-2033	$225,000	$211,024
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2034	375,000	347,960
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2035	520,000	476,815
Los Angeles Unified School District Series A	5.00	7-1-2025	300,000	305,410
Newman-Crows Landing Unified School District CAB BAN¤	0.00	8-1-2025	2,000,000	1,922,554
Oakland Unified School District/Alameda County	5.00	8-1-2029	10,125,000	10,414,559
Oakland Unified School District/Alameda County Series A	5.00	8-1-2024	600,000	600,725
Oakland Unified School District/Alameda County Series B	5.00	8-1-2026	500,000	517,889
Oakland Unified School District/Alameda County Series C	5.00	8-1-2025	795,000	810,542
Palomar Health Obligated Group Series A (NPFGC Insured)¤	0.00	8-1-2025	1,000,000	956,082
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2031	150,000	155,068
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2032	250,000	257,715
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2030	150,000	154,339
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2031	200,000	207,291
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2032	200,000	207,270
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2033	200,000	207,024
San Bernardino City Unified School District Series A (AGM Insured)	1.25	8-1-2029	435,000	371,695
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,045,756
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	534,909
Sierra Kings Health Care District	4.00	8-1-2024	420,000	419,858
Sierra Kings Health Care District	5.00	8-1-2032	1,240,000	1,250,041
State of California	4.00	9-1-2026	6,000,000	6,103,987
State of California	5.00	8-1-2025	3,500,000	3,571,727
				34,662,863
Health revenue: 14.68%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	12-1-2028	900,000	958,384
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	4,000,000	4,139,712
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2025	675,000	688,996
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2026	500,000	520,262
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,008,884
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	2,600,000	2,598,668
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2025	475,000	469,865
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	387,617
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	201,707
California HFFA Providence St. Joseph Health Obligated Group Series B-3øø	2.00	10-1-2036	5,000,000	4,846,893
California HFFA Stanford Health Care Obligated Group Series Aøø	3.00	8-15-2054	4,700,000	4,654,132
California Municipal Finance Authority Aldersly Series B-1	4.00	11-15-2028	595,000	596,007
California Municipal Finance Authority Aldersly Series B-2	3.75	11-15-2028	2,990,000	2,958,642
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2025	200,000	202,570
The accompanying notes are an integral part of these financial statements.
4 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00%	5-15-2026	$185,000	$191,404
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2025	1,000,000	1,004,277
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,025,097
California Municipal Finance Authority Congregational Homes, Inc. Obligated Group Series B-1	2.75	11-15-2027	405,000	404,087
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	1,695,732
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	411,218
California Municipal Finance Authority Healthright 360 Series A144A	5.00	11-1-2029	1,170,000	1,183,213
California Municipal Finance Authority Northern California Retired Officers Community Series B-1	2.25	7-1-2025	330,000	323,976
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	820,018
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	926,207
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2030	1,165,000	1,186,345
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2033	500,000	509,194
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2028	360,000	357,841
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	670,678
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2025	500,000	507,081
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2026	500,000	518,074
California Statewide CDA CommonSpirit Health Obligated Group Series F (AGM Insured)€	3.99	7-1-2040	1,000,000	1,000,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2028	755,000	790,899
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2029	795,000	844,094
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	938,604
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2026	720,000	726,487
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2027	1,000,000	1,009,699
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2028	1,125,000	1,136,938
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2026	250,000	254,643
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2027	300,000	308,381
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	258,378
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2025	485,000	490,442
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2026	275,000	283,867
Sierra View Local Health Care District	4.00	7-1-2025	580,000	579,797
Sierra View Local Health Care District	5.00	7-1-2027	630,000	649,806
Sierra View Local Health Care District	5.00	7-1-2029	630,000	662,427
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	270,772
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Township Health Care District Series A	5.00%	7-1-2029	$350,000	$364,620
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	315,176
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	339,856
				47,191,667
Housing revenue: 11.94%
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	206,309
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	336,938
California Housing Finance Agency Del Sur Family Housing LP Series Vøø	5.00	5-1-2054	500,000	511,965
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,842,418	4,878,501
California Housing Finance Agency Class A Series 2021-1	3.50	11-20-2035	2,852,569	2,726,303
California Infrastructure & Economic Development Bank State Teachers’ Retirement System	5.00	8-1-2027	400,000	421,776
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2025	3,435,000	3,467,781
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2032	700,000	716,312
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	425,985
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2030	450,000	485,154
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2031	400,000	435,761
California Municipal Finance Authority Placer 712 LP Series A (Department of Housing and Urban Development Insured)øø	3.20	9-1-2045	1,250,000	1,241,531
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	175,295
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	281,797
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	300,354
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2028	200,000	209,171
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2029	210,000	221,746
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	234,105
California Statewide CDA CHF-Irvine LLC (BAM Insured)	5.00	5-15-2026	1,605,000	1,648,722
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00	6-1-2029	560,000	531,850
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.87	3-1-2057	3,820,000	3,820,000
City of Long Beach Harbor Revenue Series C AMT	5.00	5-15-2027	500,000	504,984
Compton PFA144A	4.00	9-1-2027	1,635,000	1,634,201
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	141,304
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	370,246
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	259,571
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	271,071
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	281,943
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	292,422
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,945,000	5,473,752
Lancaster Financing Authority Series A%%	5.00	5-1-2032	820,000	927,092
Lancaster Financing Authority Series A%%	5.00	5-1-2033	500,000	572,925
The accompanying notes are an integral part of these financial statements.
6 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Lancaster Financing Authority Series A%%	5.00%	5-1-2034	$500,000	$579,220
Lancaster Financing Authority Series A%%	5.00	5-1-2035	530,000	613,290
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,644,364
San Diego Housing Authority, Inc. Bernardo Family Housing LP Series Bøø	5.00	5-1-2057	1,500,000	1,535,174
				38,378,915
Industrial development revenue: 1.59%
California Statewide Communities Development Authority Southern California Edison Co. Series C	4.50	11-1-2033	2,000,000	2,112,927
San Francisco City & County Airport Commission San Francisco International Airport SFO Fuel Co. LLC Series A AMT	5.00	1-1-2025	3,000,000	3,015,153
				5,128,080
Miscellaneous revenue: 5.45%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	674,714
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2031	730,000	798,060
California Infrastructure & Economic Development Bank Academy of Sciences Series A	3.25	8-1-2029	3,000,000	2,942,518
California Statewide CDA Series 2021A	4.00	9-2-2027	390,000	386,342
California Statewide CDA Series 2021A	4.00	9-2-2028	260,000	256,992
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,254,491
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00	9-2-2033	270,000	280,043
City of Irvine Reassessment District No. 15-2	5.00	9-2-2024	850,000	851,504
County of Santa Barbara Series B AMT	5.00	12-1-2029	600,000	635,219
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2028	500,000	503,776
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2030	550,000	554,897
Lassen Municipal Utility District COP	4.00	5-1-2029	485,000	484,590
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	502,476
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	520,221
Lassen Municipal Utility District COP	4.00	5-1-2032	550,000	541,852
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	561,780
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	591,413
Lodi PFA Electric System Revenue (AGM Insured)	5.00	9-1-2024	1,100,000	1,102,288
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	552,699
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	755,344
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	792,396
Palomar Health Obligated Group COP	5.00	11-1-2024	300,000	300,330
Palomar Health Obligated Group COP	5.00	11-1-2025	330,000	331,785
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2025	250,000	255,374
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 7

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00%	10-1-2027	$350,000	$370,702
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2024	715,000	717,360
				17,519,166
Resource recovery revenue: 0.47%
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	4.80	11-1-2041	1,500,000	1,505,485
Tax revenue: 10.95%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00	9-1-2027	275,000	280,523
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2024	1,770,000	1,771,474
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2027	580,000	587,475
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2029	500,000	510,303
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2031	600,000	609,952
Chino PFA Series A (AGM Insured)	5.00	9-1-2024	660,000	661,507
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2032	350,000	349,304
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2033	865,000	862,318
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2034	700,000	697,678
City & County of San Francisco Community Facilities District No. 2016-1 Series A144A	4.00	9-1-2032	1,085,000	1,057,029
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A144A	5.00	9-1-2027	405,000	422,690
City of Fontana Community Facilities District No. 90	3.00	9-1-2025	110,000	107,671
City of Fontana Community Facilities District No. 90	4.00	9-1-2026	110,000	109,567
City of Fontana Community Facilities District No. 90	4.00	9-1-2027	125,000	124,596
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	254,068
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	139,581
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	298,990
City of Fremont Community Facilities District No. 1	5.00	9-1-2024	1,000,000	1,001,736
City of Lincoln Community Facilities District No. 2003-1	4.00	9-1-2024	600,000	600,062
City of Lincoln Community Facilities District No. 2003-1	5.00	9-1-2025	550,000	558,726
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2024	1,905,000	1,908,307
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2029	1,595,000	1,640,077
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	600,740
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	445,106
Compton Community Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2025	4,095,000	4,166,627
The accompanying notes are an integral part of these financial statements.
8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Hollister Redevelopment Successor Agency (BAM Insured)	5.00%	10-1-2026	$700,000	$703,054
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2025	1,000,000	1,012,656
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	870,835
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	415,902
Oakdale Community Redevelopment Agency Series A (AGM Insured)	5.00	6-1-2027	350,000	367,462
Orange County Community Facilities District No. 2015-1 Series A	5.00	8-15-2025	325,000	329,982
Poway Unified School District PFA No. 6 Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,117,470
Poway Unified School District PFA No. 6 Series B (BAM Insured)	5.00	9-1-2025	775,000	789,909
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,165,984
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.50	9-1-2025	160,000	160,256
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	5.00	9-1-2025	150,000	150,363
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2026	130,000	134,466
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2027	225,000	236,680
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2028	200,000	213,801
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2029	200,000	217,411
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2030	325,000	358,104
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2030	200,000	197,682
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2031	500,000	493,347
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	318,629
South Orange County PFA Series A	5.00	8-15-2024	1,425,000	1,426,604
Stockton Redevelopment Successor Agency Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,704,290
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00	9-1-2024	135,000	134,862
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00	9-1-2025	155,000	154,369
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2028	425,000	443,521
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	525,703
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2025	1,000,000	1,015,064
Yuba City Redevelopment Agency (AGM Insured)	5.00	9-1-2025	750,000	762,167
				35,186,680
Tobacco revenue: 0.98%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2030	450,000	485,937
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	593,605
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 9

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tobacco revenue(continued)
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00%	6-1-2032	$300,000	$323,652
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	1,013,473
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2030	200,000	215,968
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	244,186
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	271,199
				3,148,020
Transportation revenue: 0.75%
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	4.29	4-1-2056	1,500,000	1,470,938
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	934,143
				2,405,081
Utilities revenue: 13.45%
California Community Choice Financing Authority Clean Energy Project Series Aøø##	4.00	10-1-2052	11,650,000	11,719,876
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,291,170
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,817,590
California Community Choice Financing Authority Series A-1øø	5.00	12-1-2053	6,000,000	6,325,042
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	4.33	2-1-2052	7,000,000	6,379,584
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	6,323,221
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	5,000,000	5,467,358
California Statewide CDA Southern California Edison Co. Series A	1.75	9-1-2029	1,500,000	1,314,612
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	614,854
				43,253,307
Water & sewer revenue: 3.68%
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	7-1-2031	2,885,000	3,185,527
City of San Francisco Public Utilities Commission Water Revenue Series C	5.00	11-1-2028	1,830,000	1,837,770
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	709,891
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	762,642
Metropolitan Water District of Southern California Series B-3øø	5.00	7-1-2037	1,500,000	1,654,363
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,676,894
				11,827,087
				305,775,647
Guam: 0.87%
Airport revenue: 0.23%
Port Authority of Guam Series B AMT	5.00	7-1-2024	750,000	750,000
Water & sewer revenue: 0.64%
Guam Government Waterworks Authority Wastewater System Series A	5.00	7-1-2025	350,000	354,688
The accompanying notes are an integral part of these financial statements.
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Guam Government Waterworks Authority Wastewater System Series A	5.00%	7-1-2026	$350,000	$359,311
Guam Government Waterworks Authority Wastewater System Series A	5.00	7-1-2027	300,000	312,018
Guam Government Waterworks Authority Wastewater System Series B	5.00	7-1-2026	500,000	513,301
Guam Government Waterworks Authority Wastewater System Series B	5.00	7-1-2027	500,000	520,030
				2,059,348
				2,809,348
Illinois: 0.21%
Housing revenue: 0.21%
Metropolitan Pier & Exposition Authority Series B	5.00	12-15-2025	650,000	661,282
New York: 1.75%
Airport revenue: 0.13%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	424,867
Industrial development revenue: 1.62%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2029	5,000,000	5,187,835
				5,612,702
Texas: 0.93%
Industrial development revenue: 0.93%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-1-2029	3,000,000	3,000,674
Total municipal obligations (Cost $326,811,032)				317,859,653

		Yield	Shares
Short-term investments: 0.54%
Investment companies: 0.54%
Allspring Government Money Market Fund Select Class♠∞##		5.25	1,742,271	1,742,271
Total short-term investments (Cost $1,742,271)				1,742,271
Total investments in securities (Cost $328,553,303)	99.42%			319,601,924
Other assets and liabilities, net	0.58			1,873,666
Total net assets	100.00%			$321,475,590

The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 11

Portfolio of investments—June 30, 2024

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$41,243,800	$(39,501,529)	$0	$0	$1,742,271	1,742,271	$34,979
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	20,151,015	120,462,693	(140,613,708)	0	0	0	0	153,785
				$0	$0	$1,742,271		$188,764
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Limited-Term Tax-Free Fund

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $326,811,032)	$317,859,653
Investments in affiliated securities, at value (cost $1,742,271)	1,742,271
Cash	76
Receivable for interest	3,680,170
Receivable for investments sold	1,375,000
Receivable for Fund shares sold	114,451
Prepaid expenses and other assets	41,871
Total assets	324,813,492
Liabilities
Payable for when-issued transactions	2,692,202
Payable for Fund shares redeemed	326,406
Dividends payable	163,020
Management fee payable	86,670
Administration fees payable	24,757
Distribution fee payable	445
Accrued expenses and other liabilities	44,402
Total liabilities	3,337,902
Total net assets	$321,475,590
Net assets consist of
Paid-in capital	$347,939,637
Total distributable loss	(26,464,047)
Total net assets	$321,475,590
Computation of net asset value and offering price per share
Net assets–Class A	$48,881,344
Shares outstanding–Class A1	4,856,971
Net asset value per share–Class A	$10.06
Maximum offering price per share – Class A2	$10.27
Net assets–Class C	$718,688
Shares outstanding–Class C1	71,423
Net asset value per share–Class C	$10.06
Net assets–Administrator Class	$46,205,158
Shares outstanding–Administrator Class[1]	4,662,045
Net asset value per share–Administrator Class	$9.91
Net assets–Institutional Class	$225,670,400
Shares outstanding–Institutional Class[1]	22,775,239
Net asset value per share–Institutional Class	$9.91
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 13

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$10,379,353
Income from affiliated securities	188,764
Total investment income	10,568,117
Expenses
Management fee	1,429,456
Administration fees
Class A	90,162
Class C	2,266
Administrator Class	54,202
Institutional Class	193,235
Shareholder servicing fees
Class A	149,194
Class C	3,759
Administrator Class	135,165
Distribution fee
Class C	11,278
Custody and accounting fees	11,028
Professional fees	83,964
Registration fees	57,741
Shareholder report expenses	28,725
Trustees’ fees and expenses	25,312
Other fees and expenses	22,915
Total expenses	2,298,402
Less: Fee waivers and/or expense reimbursements
Fund-level	(153,653)
Class A	(13,255)
Class C	(269)
Administrator Class	(94,009)
Net expenses	2,037,216
Net investment income	8,530,901
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(880,245)
Net change in unrealized gains (losses) on investments	3,454,837
Net realized and unrealized gains (losses) on investments	2,574,592
Net increase in net assets resulting from operations	$11,105,493
The accompanying notes are an integral part of these financial statements.
14 | Allspring California Limited-Term Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$8,530,901		$9,910,887
Net realized losses on investments		(880,245)		(3,369,079)
Net change in unrealized gains (losses) on investments		3,454,837		(181,520)
Net increase in net assets resulting from operations		11,105,493		6,360,288
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,401,814)		(1,970,855)
Class C		(23,600)		(30,531)
Administrator Class		(1,373,235)		(1,313,609)
Institutional Class		(6,438,498)		(6,593,300)
Total distributions to shareholders		(9,237,147)		(9,908,295)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	760,505	7,649,730	4,496,273	45,256,530
Class C	4,705	47,680	24,111	241,756
Administrator Class	506,645	4,937,754	4,741,382	46,670,346
Institutional Class	10,379,808	101,785,040	14,335,725	140,995,894
		114,420,204		233,164,526
Reinvestment of distributions
Class A	132,437	1,325,535	185,862	1,856,224
Class C	2,327	23,286	2,977	29,737
Administrator Class	140,155	1,373,235	132,628	1,304,260
Institutional Class	438,193	4,322,655	412,877	4,060,303
		7,044,711		7,250,524
Payment for shares redeemed
Class A	(3,757,205)	(37,668,029)	(5,426,559)	(54,188,980)
Class C	(137,272)	(1,374,815)	(199,423)	(1,997,044)
Administrator Class	(2,888,243)	(28,111,118)	(1,204,247)	(11,826,273)
Institutional Class	(13,574,125)	(133,509,579)	(28,090,055)	(274,521,818)
		(200,663,541)		(342,534,115)
Net decrease in net assets resulting from capital share transactions		(79,198,626)		(102,119,065)
Total decrease in net assets		(77,330,280)		(105,667,072)
Net assets
Beginning of period		398,805,870		504,472,942
End of period		$321,475,590		$398,805,870
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.01	$10.03	$10.76	$10.71	$10.76
Net investment income	0.21 [1]	0.19 [1]	0.15 [1]	0.16	0.19
Net realized and unrealized gains (losses) on investments	0.08	(0.02)	(0.73)	0.05	(0.05)
Total from investment operations	0.29	0.17	(0.58)	0.21	0.14
Distributions to shareholders from
Net investment income	(0.24)	(0.19)	(0.15)	(0.16)	(0.19)
Net asset value, end of period	$10.06	$10.01	$10.03	$10.76	$10.71
Total return[2]	2.90%	1.73%	(5.42)%	1.99%	1.30%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.85%	0.85%	0.85%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.15%	1.92%	1.44%	1.51%	1.76%
Supplemental data
Portfolio turnover rate	24%	35%	32%	18%	27%
Net assets, end of period (000s omitted)	$48,881	$77,258	$84,928	$106,602	$108,189

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring California Limited-Term Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.00	$10.03	$10.76	$10.71	$10.76
Net investment income	0.14 [1]	0.11 [1]	0.07 [1]	0.08 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	0.08	(0.02)	(0.73)	0.05	(0.05)
Total from investment operations	0.22	0.09	(0.66)	0.13	0.06
Distributions to shareholders from
Net investment income	(0.16)	(0.12)	(0.07)	(0.08)	(0.11)
Net asset value, end of period	$10.06	$10.00	$10.03	$10.76	$10.71
Total return[2]	2.24%	0.87%	(6.13)%	1.23%	0.54%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.60%	1.59%	1.59%	1.60%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	1.39%	1.14%	0.68%	0.75%	1.01%
Supplemental data
Portfolio turnover rate	24%	35%	32%	18%	27%
Net assets, end of period (000s omitted)	$719	$2,018	$3,751	$5,464	$11,981

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.85	$9.88	$10.60	$10.55	$10.60
Net investment income	0.23 [1]	0.21 [1]	0.17 [1]	0.18 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	0.08	(0.03)	(0.72)	0.05	(0.05)
Total from investment operations	0.31	0.18	(0.55)	0.23	0.16
Distributions to shareholders from
Net investment income	(0.25)	(0.21)	(0.17)	(0.18)	(0.21)
Net asset value, end of period	$9.91	$9.85	$9.88	$10.60	$10.55
Total return[2]	3.22%	1.83%	(5.24)%	2.21%	1.50%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.80%	0.79%	0.79%	0.78%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.35%	2.15%	1.65%	1.71%	1.95%
Supplemental data
Portfolio turnover rate	24%	35%	32%	18%	27%
Net assets, end of period (000s omitted)	$46,205	$68,023	$31,947	$32,294	$36,591

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring California Limited-Term Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.85	$9.87	$10.59	$10.54	$10.59
Net investment income	0.24 [1]	0.22 [1]	0.18	0.19	0.22
Net realized and unrealized gains (losses) on investments	0.08	(0.02)	(0.72)	0.05	(0.05)
Total from investment operations	0.32	0.20	(0.54)	0.24	0.17
Distributions to shareholders from
Net investment income	(0.26)	(0.22)	(0.18)	(0.19)	(0.22)
Net asset value, end of period	$9.91	$9.85	$9.87	$10.59	$10.54
Total return[2]	3.33%	2.04%	(5.15)%	2.31%	1.60%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.53%	0.52%	0.52%	0.52%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.46%	2.19%	1.74%	1.81%	2.06%
Supplemental data
Portfolio turnover rate	24%	35%	32%	18%	27%
Net assets, end of period (000s omitted)	$225,670	$251,508	$383,847	$396,495	$380,649

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 19

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Limited-Term Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
20 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $328,446,475 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,394,432
Gross unrealized losses	(10,238,983)
Net unrealized losses	$(8,844,551)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $11,003,433 in short-term capital losses and $6,688,987 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$317,859,653	$0	$317,859,653
Short-term investments
Investment companies	1,742,271	0	0	1,742,271
Total assets	$1,742,271	$317,859,653	$0	$319,601,924
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring California Limited-Term Tax-Free Fund | 21

Notes to financial statements
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.80%
Class C	1.55
Administrator Class	0.60
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2024, Allspring Funds Distributor received $175 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2024.
22 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $30,870,000, $21,380,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2024 were $83,633,621 and $138,926,244, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$9,237,147	$9,908,295
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$235,944	$(8,844,551)	$(17,692,420)
8.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S.  Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of California.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring California Limited-Term Tax-Free Fund | 23

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring California Limited-Term Tax-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
24 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring California Limited-Term Tax-Free Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring California Limited-Term Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring California Limited-Term Tax-Free Fund | 27

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one- and ten-year periods under review, and in range of the investment performance of the Universe for the three- and five-year periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg California Municipal 1-5 Year Blend Index, for the one-year period under review, in range of the investment performance of its benchmark index for the three- and ten-year periods under review, and lower for the five-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Group for the Institutional Class shares, and in range of the sum of the average rates for the expense Groups for the Class A and the Administrator Class shares.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.

28 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring California Limited-Term Tax-Free Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0033 06-24

Allspring California Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring California Tax-Free Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.06%
California: 97.03%
Airport revenue: 8.58%
Alameda Corridor Transportation Authority Series C CAB (AGM Insured)¤	0.00%	10-1-2053	$3,825,000	$924,763
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	5,260,000	5,655,508
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	5,730,000	5,818,204
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	5,068,879
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,095,792
Norman Y Mineta San Jose International Airport Series A AMT	5.00	3-1-2047	4,000,000	4,047,327
Norman Y Mineta San Jose International Airport Series B	5.00	3-1-2042	1,750,000	1,812,432
San Diego County Regional Airport Authority Series A	5.00	7-1-2044	3,045,000	3,235,626
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2039	3,000,000	3,274,711
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	6,242,997
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	3,500,000	3,281,587
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,817,807
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	5,103,240
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2049	2,000,000	2,159,558
				57,538,431
Education revenue: 7.66%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,706,610
California Municipal Finance Authority Baptist University Series A144A	5.00	11-1-2025	455,000	457,131
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	620,927
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2046	1,930,000	1,763,189
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2051	1,150,000	1,019,959
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,425,736
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	10,195,721
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	910,438
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,265,000	1,185,031
California Municipal Finance Authority University of the Pacific Series A	4.00	11-1-2042	1,600,000	1,560,540
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00	8-1-2051	775,000	660,326
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2050	3,540,000	3,554,602
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2047	1,000,000	1,001,080
The accompanying notes are an integral part of these financial statements.
2 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Bright Star Schools Obligated Group144A	5.00%	6-1-2054	$1,000,000	$991,124
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00	6-1-2051	905,000	693,489
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	4.00	8-1-2025	450,000	447,628
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,525,000	2,549,848
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	1,000,000	1,012,595
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	806,919
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	949,823
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	2,100,469
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2041	500,000	420,031
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2051	650,000	485,827
California State University Series A	5.00	11-1-2047	1,000,000	1,034,819
California State University Series A	5.25	11-1-2053	1,000,000	1,130,705
California Statewide CDA Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,168,163
California Statewide CDA Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,894,089
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,295,302
University of California Series K	4.00	5-15-2046	5,295,000	5,296,214
				51,338,335
GO revenue: 18.79%
Barstow Unified School District Series C (AGM Insured)	5.00	8-1-2050	1,195,000	1,282,559
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,072,238
Cerritos Community College District Series D CAB¤	0.00	8-1-2029	1,750,000	1,473,105
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	1,090,153
College of the Sequoias Tulare Area Improvement District No. 3 Series A (AGC Insured)¤	0.00	8-1-2024	1,000,000	997,060
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,301,840
Delano Joint Union High School District Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,517,324
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2036	200,000	205,898
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2038	500,000	513,242
Long Beach Unified School District Series A	5.50	8-1-2026	95,000	95,137
Long Beach Unified School District Series B¤	0.00	8-1-2035	2,000,000	1,350,964
Long Beach Unified School District Series C	4.00	8-1-2053	10,000,000	9,966,069
Merced City School District	5.00	8-1-2045	1,000,000	1,012,469
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,552,541
Mount San Antonio Community College District Series A CAB¤	0.00	8-1-2024	1,610,000	1,605,653
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	1,816,921
Pleasanton Unified School District	4.00	8-1-2052	8,240,000	8,194,836
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	1,095,000	1,193,045
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Poway Unified School District Facilities Improvement District No. 2007-1 Series A¤	0.00%	8-1-2024	$1,800,000	$1,794,685
Rialto Unified School District Series A (AGM Insured)¤	0.00	8-1-2026	3,320,000	3,101,091
San Bernardino City Unified School District Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,112,643
San Diego Unified School District Series I	4.00	7-1-2047	2,025,000	1,985,158
San Francisco Community College District Series B (BAM Insured)##	5.25	6-15-2049	15,000,000	16,825,729
San Gorgonio Memorial Health Care District	5.00	8-1-2032	1,750,000	1,697,429
San Gorgonio Memorial Health Care District	5.50	8-1-2028	2,525,000	2,524,362
San Rafael City High School District Series C	4.00	8-1-2043	1,500,000	1,517,939
Santa Ana Unified School District Series B (AGC Insured)¤	0.00	8-1-2038	15,000,000	8,816,661
Sierra Joint Community College District Series C	4.00	8-1-2053	4,000,000	4,006,021
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,007,237
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,512,146
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,761,285
Sonoma Valley Unified School District Series A¤	0.00	8-1-2027	1,020,000	915,511
State of California	4.00	9-1-2043	10,000,000	10,164,337
State of California	5.00	8-1-2046	10,000,000	10,244,611
State of California	5.25	9-1-2053	3,500,000	3,950,820
Tulare Local Health Care District (BAM Insured)	4.00	8-1-2039	1,850,000	1,869,384
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,501,321
Wiseburn School District (AGC Insured)¤	0.00	8-1-2027	1,525,000	1,375,849
				125,925,273
Health revenue: 16.66%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	12-1-2028	2,600,000	2,768,665
California HFFA Adventist Health System/West Obligated Group Series A	5.25	12-1-2044	1,750,000	1,917,063
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	10,499,815
California HFFA Children’s Hospital Los Angeles Obligated Group Series A	5.00	8-15-2047	10,050,000	10,225,981
California HFFA Children’s Hospital of Orange County Obligated Group Series A	5.00	11-1-2054	4,750,000	5,186,824
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2054	5,000,000	5,281,544
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.25	11-15-2053	1,250,000	1,325,178
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2051	3,000,000	2,890,735
California HFFA Lundquist Institute For Biomedical Innovation At Harbor-Ucla Medical Center	5.00	9-1-2048	6,095,000	6,036,636
California HFFA Marshall Medical Center Series A	4.00	11-1-2040	1,375,000	1,381,559
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	738,576
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	1,034,044
California HFFA Sutter Health Obligated Group Series A	4.00	11-15-2048	5,000,000	4,895,890
California HFFA Sutter Health Obligated Group Series B	5.00	11-15-2046	2,960,000	3,025,168
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A	5.25	7-1-2054	4,500,000	4,803,693
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00	2-1-2051	1,500,000	1,358,349
The accompanying notes are an integral part of these financial statements.
4 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00%	7-1-2047	$1,400,000	$1,406,109
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	2,097,807
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,266,227
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2049	2,915,000	2,891,112
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2046	3,300,000	3,304,373
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2039	1,000,000	1,072,688
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2049	2,650,000	2,778,490
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2037	500,000	507,650
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2047	5,365,000	5,379,294
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,138,717
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,102,847
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,522,869
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2048	5,000,000	5,071,543
California Statewide CDA Enloe Medical Center Obligated Group Series A (AGM Insured)	5.25	8-15-2052	2,000,000	2,150,242
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	5,164,748
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	719,781
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	512,648
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	458,973
California Statewide CDA Odd Fellows Home Series A	4.00	4-1-2043	1,900,000	1,909,657
California Statewide CDA Odd Fellows Home Series A	4.13	4-1-2053	1,000,000	990,806
Regents of the University of California Medical Center Pooled Revenue Series P	4.00	5-15-2053	5,000,000	4,877,258
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	1,007,365
				111,700,924
Housing revenue: 11.21%
California Community Housing Agency Creekwood Apartments Series A144A	4.00	2-1-2056	3,000,000	2,055,985
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	3,000,000	2,117,916
California Enterprise Development Authority	4.00	11-1-2049	1,900,000	1,833,970
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	7,985,824	8,045,328
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	122,053	121,663
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	2,150,000	2,151,695
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority Special Finance Agency XII Allure Apartments Series A-2144A	4.38%	8-1-2049	$1,800,000	$1,509,748
California Municipal Finance Authority Special Finance Agency Latitude33 Series A-2144A	4.00	12-1-2045	1,500,000	1,253,722
California Municipal Finance Authority Caritas Corp. Series B	4.00	8-15-2051	1,340,000	1,143,344
California Municipal Finance Authority Caritas Project Series A	5.00	8-15-2029	500,000	518,009
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2051	6,700,000	6,803,511
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2033	600,000	613,501
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2034	700,000	715,846
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2035	700,000	715,016
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2036	600,000	611,443
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2037	700,000	711,444
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2038	750,000	758,721
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	1,102,536
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2029	625,000	660,850
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2052	5,650,000	5,747,722
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	539,337
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	752,593
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,589,720
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	1,090,143
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments144A	5.00	9-1-2037	870,000	887,477
Compton PFA144A	4.00	9-1-2027	4,595,000	4,592,755
Fresno Joint Powers Financing Authority Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,225,763
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	2,036,321
Independent Cities Finance Authority San Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,017,756
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,587,042
Los Angeles County Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	2,872,354
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,553,493
Montclair Financing Authority Public Facilities Projects (AGM Insured)	5.00	10-1-2035	2,400,000	2,405,945
Riverside County Asset Leasing Corp. (NPFGC Insured)¤	0.00	6-1-2026	10,000,000	9,316,248
Sacramento City Schools Joint Powers Financing Authority Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,165,773
Sacramento County Housing Authority Series C (FNMA Insured) (FNMA LIQ)ø	3.70	7-15-2029	330,000	330,000
				75,154,690
The accompanying notes are an integral part of these financial statements.
6 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 6.58%
California Municipal Finance Authority Palomar Health Obligated Group Series A (AGM Insured)	5.25%	11-1-2052	$1,500,000	$1,593,399
City of Irvine Reassessment District No. 15-2	5.00	9-2-2025	725,000	736,597
City of Irvine Reassessment District No. 15-2	5.00	9-2-2026	400,000	405,468
City of Irvine Reassessment District No. 15-2	5.00	9-2-2042	1,495,000	1,508,690
City of Porterville Water Revenue System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	985,500
City of Upland San Antonio Regional Hospital Obligated Group COP	5.00	1-1-2047	1,955,000	1,988,116
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,260,267
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2041	1,700,000	1,709,292
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2051	750,000	731,102
Jefferson Union High School District Teacher & Staff Housing Project COP (BAM Insured)	4.00	8-1-2045	1,400,000	1,384,210
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,480,741
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	2,103,051
Lassen Municipal Utility District COP	4.00	5-1-2046	4,395,000	4,008,008
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	2,077,427
Mountain House PFA Community Services District Series A	5.00	12-1-2034	535,000	568,334
North Coast County Water District COP (AGM Insured)	4.00	10-1-2051	1,745,000	1,745,264
Pajaro Valley Water Management Agency Series C COP (BAM Insured)	4.13	3-1-2053	4,250,000	4,205,032
San Marino Unified School District Series A COP	5.00	12-1-2041	255,000	255,126
Southern California Public Power Authority Los Angeles Department of Water & Power	5.00	7-1-2053	3,400,000	3,737,137
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2040	3,545,000	3,608,203
				44,090,964
Tax revenue: 14.09%
California Statewide CDA Community Facilities District No. 2017	5.00	9-1-2048	5,000,000	5,107,229
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,451,102
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2033	880,000	880,669
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00	9-1-2048	2,500,000	2,553,615
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	457,678
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	912,829
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2041	1,000,000	941,677
City & County of San Francisco Community Facilities District No. 2016-1 Series A144A	4.00	9-1-2052	1,750,000	1,508,127
City & County of San Francisco Community Facilities District No. 2016-1 Series A	5.00	9-1-2052	1,000,000	1,047,673
City of Belmont Community Facilities District No. 2000-1 (Ambac Insured)	5.75	8-1-2030	3,190,000	3,500,581
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,721,376
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 7

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00%	6-1-2048	$3,750,000	$3,850,221
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2040	965,000	975,271
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2046	1,175,000	1,184,911
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	1,017,523
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00	9-1-2048	1,500,000	1,524,180
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,223,905
Dinuba Redevelopment Agency Merged City Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,503,885
Elk Grove Finance Authority (BAM Insured)	5.00	9-1-2038	1,500,000	1,519,076
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2038	305,000	318,425
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,007,148
Irvine Facilities Financing Authority Community Facilities District No. 2013-3 Series A (BAM Insured)	4.00	9-1-2058	2,200,000	2,168,450
Lafayette Redevelopment Successor Agency (AGM Insured)	5.00	8-1-2033	1,500,000	1,502,643
Lafayette Redevelopment Successor Agency (AGM Insured)	5.00	8-1-2038	1,635,000	1,637,152
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,246,070
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	354,196
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	414,419
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	260,497
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	259,012
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,587,309
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,059,472
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,966,661
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue Series A	5.00	6-1-2051	4,000,000	4,318,789
Rancho Cucamonga Redevelopment Successor Agency (AGM Insured)	5.00	9-1-2032	1,870,000	1,873,795
Redwood City Redevelopment Successor Agency (Ambac Insured)¤	0.00	7-15-2030	3,505,000	2,828,680
River Islands PFA Community Facilities District No. 2016 (AGM Insured)	5.25	9-1-2052	2,000,000	2,166,082
River Islands PFA Community Facilities District No. 2023-1 Area No. 2%%	5.00	9-1-2054	2,500,000	2,518,341
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,625,792
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	3,062,049
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00	8-1-2026	4,000,000	3,628,500
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00	8-1-2043	2,500,000	2,501,204
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,554,763
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.25	8-1-2053	2,250,000	2,476,495
The accompanying notes are an integral part of these financial statements.
8 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
San Marcos Unified School District Community Facilities District No. 4 (BAM Insured)	5.00%	9-1-2034	$1,705,000	$1,708,915
San Marcos Unified School District Community Facilities District No. 5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,292,962
San Marcos Unified School District Community Facilities District No. 5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,328,043
Sonoma Community Development Successor Agency (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,368,715
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,776,666
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2040	750,000	756,704
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2045	1,000,000	1,006,735
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,018,928
				94,475,140
Tobacco revenue: 0.62%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00	6-1-2055	14,000,000	2,538,364
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00	6-1-2050	1,070,000	1,074,032
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	3,250,000	530,656
				4,143,052
Transportation revenue: 0.29%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,000,000	1,919,240
Utilities revenue: 10.43%
California Community Choice Financing Authority Clean Energy Project Series A-1øø	5.00	5-1-2054	7,000,000	7,476,300
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,345,000	1,347,410
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,634,675
California Community Choice Financing Authority Series Gøø	5.25	11-1-2054	5,000,000	5,342,287
City of Burbank Electric Revenue	5.00	6-1-2053	5,620,000	6,066,494
City of Glendale Electric Revenue	5.00	2-1-2054	5,000,000	5,431,908
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2040	3,715,000	3,785,519
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2045	1,060,000	1,077,284
Imperial Irrigation District Electric System Revenue Series C	5.00	11-1-2038	2,500,000	2,567,394
Los Angeles Department of Water & Power Series E	5.00	7-1-2053	2,500,000	2,733,070
Los Angeles Department of Water & Power System Revenue Series A-4 (Bank of America N.A. SPA)ø	4.67	7-1-2035	1,050,000	1,050,000
Los Angeles Department of Water & Power System Revenue Series C	5.00	7-1-2054	8,000,000	8,767,634
M-S-R Energy Authority Series B	7.00	11-1-2034	4,000,000	4,893,908
M-S-R Energy Authority Series C	6.13	11-1-2029	865,000	912,163
Northern California Energy Authority St. Luke’s Hospital Obligated Group Series A-1øø	5.00	12-1-2054	2,000,000	2,142,348
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	450,167
Roseville Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	1,938,480
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 9

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00%	4-1-2055	$5,000,000	$5,295,966
Southern California Public Power Authority Los Angeles Department of Water & Power System Revenue Series 1-A	5.25	7-1-2053	1,700,000	1,892,043
Southern California Public Power Authority Project No. 3 Series A	5.25	11-1-2025	1,000,000	1,014,844
Walnut Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,117,582
				69,937,476
Water & sewer revenue: 2.12%
Adelanto Public Utility Authority Series A (AGM Insured)	5.00	7-1-2039	2,000,000	2,096,732
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	11-21-2045	2,615,000	2,762,416
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,778,915
City of Tulare Sewer Revenue (AGM Insured)	5.00	11-15-2041	1,500,000	1,526,665
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,004,575
Merced Irrigation District Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,012,624
				14,181,927
				650,405,452
Guam: 0.31%
Miscellaneous revenue: 0.15%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	1,002,455
Water & sewer revenue: 0.16%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	1-1-2050	1,000,000	1,027,296
				2,029,751
Illinois: 0.15%
GO revenue: 0.15%
State of Illinois Series B	4.50	5-1-2048	1,000,000	1,004,790
New York: 1.50%
Industrial development revenue: 0.77%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2029	5,000,000	5,187,835
Tax revenue: 0.73%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	3.00	2-1-2051	3,360,000	2,579,446
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	3,000,000	2,296,780
				4,876,226
				10,064,061
The accompanying notes are an integral part of these financial statements.
10 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Ohio: 0.07%
Tobacco revenue: 0.07%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00%	6-1-2057	$5,000,000	$467,577
Total municipal obligations (Cost $670,371,305)				663,971,631

		Yield	Shares
Short-term investments: 0.12%
Investment companies: 0.12%
Allspring Government Money Market Fund Select Class♠∞##		5.25	817,140	817,140
Total short-term investments (Cost $817,140)				817,140
Total investments in securities (Cost $671,188,445)	99.18%			664,788,771
Other assets and liabilities, net	0.82			5,527,220
Total net assets	100.00%			$670,315,991

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 11

Portfolio of investments—June 30, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$62,490,157	$(61,673,017)	$0	$0	$817,140	817,140	$35,508
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	16,409,618	144,953,938	(161,363,556)	247	(247)	0	0	250,433
				$247	$(247)	$817,140		$285,941
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	160	9-19-2024	$17,444,066	$17,597,500	$153,434	$0
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Tax-Free Fund

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $670,371,305)	$663,971,631
Investments in affiliated securities, at value (cost $817,140)	817,140
Cash	35
Cash at broker segregated for futures contracts	1,260,000
Receivable for interest	7,881,118
Receivable for Fund shares sold	1,786,466
Receivable for investments sold	60,000
Prepaid expenses and other assets	59,201
Total assets	675,835,591
Liabilities
Payable for when-issued transactions	2,519,650
Payable for Fund shares redeemed	2,266,824
Dividends payable	320,155
Management fee payable	175,697
Administration fees payable	62,876
Payable for daily variation margin on open futures contracts	42,500
Distribution fee payable	4,677
Accrued expenses and other liabilities	127,221
Total liabilities	5,519,600
Total net assets	$670,315,991
Net assets consist of
Paid-in capital	$761,656,119
Total distributable loss	(91,340,128)
Total net assets	$670,315,991
Computation of net asset value and offering price per share
Net assets–Class A	$292,432,664
Shares outstanding–Class A1	27,619,726
Net asset value per share–Class A	$10.59
Maximum offering price per share – Class A2	$11.09
Net assets–Class C	$7,740,160
Shares outstanding–Class C1	716,875
Net asset value per share–Class C	$10.80
Net assets–Administrator Class	$72,732,924
Shares outstanding–Administrator Class[1]	6,859,027
Net asset value per share–Administrator Class	$10.60
Net assets–Institutional Class	$297,410,243
Shares outstanding–Institutional Class[1]	28,034,740
Net asset value per share–Institutional Class	$10.61
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 13

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$28,079,410
Income from affiliated securities	285,941
Total investment income	28,365,351
Expenses
Management fee	2,733,345
Administration fees
Class A	460,394
Class C	12,662
Administrator Class	140,559
Institutional Class	191,849
Shareholder servicing fees
Class A	766,633
Class C	21,073
Administrator Class	349,679
Distribution fee
Class C	63,219
Custody and accounting fees	15,125
Professional fees	89,968
Registration fees	59,802
Shareholder report expenses	29,675
Trustees’ fees and expenses	25,225
Other fees and expenses	23,786
Total expenses	4,982,994
Less: Fee waivers and/or expense reimbursements
Fund-level	(203,871)
Class A	(146,484)
Class C	(3,916)
Administrator Class	(275,978)
Net expenses	4,352,745
Net investment income	24,012,606
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(1,786,686)
Affiliated securities	247
Futures contracts	(2,259,131)
Net realized losses on investments	(4,045,570)
Net change in unrealized gains (losses) on
Unaffiliated securities	5,000,454
Affiliated securities	(247)
Futures contracts	753,104
Net change in unrealized gains (losses) on investments	5,753,311
Net realized and unrealized gains (losses) on investments	1,707,741
Net increase in net assets resulting from operations	$25,720,347
The accompanying notes are an integral part of these financial statements.
14 | Allspring California Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$24,012,606		$27,216,928
Net realized losses on investments		(4,045,570)		(34,011,995)
Net change in unrealized gains (losses) on investments		5,753,311		18,425,262
Net increase in net assets resulting from operations		25,720,347		11,630,195
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,223,402)		(11,004,801)
Class C		(218,022)		(251,461)
Administrator Class		(4,967,517)		(7,166,876)
Institutional Class		(8,625,982)		(8,793,753)
Total distributions to shareholders		(24,034,923)		(27,216,891)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,726,643	17,898,049	1,788,917	18,756,448
Class C	143,939	1,549,996	113,070	1,205,517
Administrator Class	6,031,893	62,944,811	10,394,387	110,089,691
Institutional Class	15,832,950	165,894,907	12,102,657	128,041,745
		248,287,763		258,093,401
Reinvestment of distributions
Class A	937,396	9,782,634	991,921	10,425,233
Class C	20,591	218,022	23,289	249,534
Administrator Class	465,420	4,856,645	664,062	6,992,839
Institutional Class	456,811	4,786,680	365,863	3,853,429
		19,643,981		21,521,035
Payment for shares redeemed
Class A	(6,511,335)	(68,040,989)	(10,050,368)	(106,466,759)
Class C	(367,184)	(3,914,385)	(280,111)	(3,014,550)
Administrator Class	(16,031,707)	(166,081,680)	(26,824,331)	(280,817,286)
Institutional Class	(11,244,194)	(117,179,936)	(18,032,227)	(189,734,272)
		(355,216,990)		(580,032,867)
Net decrease in net assets resulting from capital share transactions		(87,285,246)		(300,418,431)
Total decrease in net assets		(85,599,822)		(316,005,127)
Net assets
Beginning of period		755,915,813		1,071,920,940
End of period		$670,315,991		$755,915,813
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.52	$10.65	$12.13	$11.91	$11.91
Net investment income	0.35 [1]	0.33	0.30	0.32	0.35
Net realized and unrealized gains (losses) on investments	0.07	(0.13)	(1.48)	0.22	0.00 [2]
Total from investment operations	0.42	0.20	(1.18)	0.54	0.35
Distributions to shareholders from
Net investment income	(0.35)	(0.33)	(0.30)	(0.32)	(0.35)
Net asset value, end of period	$10.59	$10.52	$10.65	$12.13	$11.91
Total return[3]	4.08%	1.90%	(9.90)%	4.59%	2.93%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.81%	0.81%	0.81%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.33%	3.10%	2.57%	2.66%	2.92%
Supplemental data
Portfolio turnover rate	26%	15%	17%	9%	23%
Net assets, end of period (000s omitted)	$292,433	$331,000	$412,553	$486,668	$494,450

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring California Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.73	$10.86	$12.37	$12.14	$12.15
Net investment income	0.27 [1]	0.26	0.22	0.24	0.27
Net realized and unrealized gains (losses) on investments	0.07	(0.14)	(1.51)	0.23	(0.02)
Total from investment operations	0.34	0.12	(1.29)	0.47	0.25
Distributions to shareholders from
Net investment income	(0.27)	(0.25)	(0.22)	(0.24)	(0.26)
Net asset value, end of period	$10.80	$10.73	$10.86	$12.37	$12.14
Total return[2]	3.29%	1.16%	(10.58)%	3.86%	2.08%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.56%	1.56%	1.56%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.58%	2.35%	1.80%	1.91%	2.18%
Supplemental data
Portfolio turnover rate	26%	15%	17%	9%	23%
Net assets, end of period (000s omitted)	$7,740	$9,864	$11,548	$19,066	$27,413

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.54	$10.67	$12.16	$11.93	$11.94
Net investment income	0.37 [1]	0.35	0.32	0.34	0.37
Net realized and unrealized gains (losses) on investments	0.06	(0.13)	(1.49)	0.24	(0.01)
Total from investment operations	0.43	0.22	(1.17)	0.58	0.36
Distributions to shareholders from
Net investment income	(0.37)	(0.35)	(0.32)	(0.35)	(0.37)
Net asset value, end of period	$10.60	$10.54	$10.67	$12.16	$11.93
Total return[2]	4.18%	2.11%	(9.77)%	4.89%	3.05%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.77%	0.75%	0.75%	0.75%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.53%	3.27%	2.78%	2.86%	3.13%
Supplemental data
Portfolio turnover rate	26%	15%	17%	9%	23%
Net assets, end of period (000s omitted)	$72,733	$172,774	$343,154	$382,093	$301,919

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring California Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.54	$10.67	$12.16	$11.93	$11.94
Net investment income	0.37 [1]	0.36	0.33	0.35	0.38
Net realized and unrealized gains (losses) on investments	0.08	(0.13)	(1.49)	0.23	(0.01)
Total from investment operations	0.45	0.23	(1.16)	0.58	0.37
Distributions to shareholders from
Net investment income	(0.38)	(0.36)	(0.33)	(0.35)	(0.38)
Net asset value, end of period	$10.61	$10.54	$10.67	$12.16	$11.93
Total return[2]	4.35%	2.18%	(9.71)%	4.96%	3.12%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.50%	0.48%	0.48%	0.48%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.59%	3.36%	2.83%	2.93%	3.19%
Supplemental data
Portfolio turnover rate	26%	15%	17%	9%	23%
Net assets, end of period (000s omitted)	$297,410	$242,279	$304,666	$384,108	$328,107

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 19

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
20 | Allspring California Tax-Free Fund

Notes to financial statements
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $671,440,359 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$12,045,751
Gross unrealized losses	(18,543,905)
Net unrealized losses	$(6,498,154)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $48,720,582 in short-term capital losses and $36,124,638 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring California Tax-Free Fund | 21

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$663,971,631	$0	$663,971,631
Short-term investments
Investment companies	817,140	0	0	817,140
	$817,140	$663,971,631	$0	$664,788,771
Futures contracts	153,434	0	0	153,434
Total assets	$970,574	$663,971,631	$0	$664,942,205
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
22 | Allspring California Tax-Free Fund

Notes to financial statements
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Administrator Class	0.55
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2024, Allspring Funds Distributor received $1,667 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $35,380,000, $56,575,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2024 were $174,797,860 and $213,187,819, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended June 30, 2024, the Fund entered into futures contracts as a tactical move to take advantage of dislocation in the market. The Fund had an average notional amount of $35,292,804 in long futures contracts during the year ended June 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
Allspring California Tax-Free Fund | 23

Notes to financial statements
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$24,034,923	$27,216,891
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$324,154	$(6,498,154)	$(84,845,220)
9.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S.  Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of California.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring California Tax-Free Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring California Tax-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
Allspring California Tax-Free Fund | 25

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring California Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring California Tax-Free Fund | 27

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring California Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

28 | Allspring California Tax-Free Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was in range of the average investment performance of the Universe for the three-, five-, and ten-year periods under review, and lower for the one-year period under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the one-, three-, and five-year periods under review, and in range of the investment performance of its benchmark index for the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for Class A, which was equal to the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to the sum of these average rates for the Fund’s expense Group for the Institutional Class, and in range of the sum of the average rates for the expense Groups for Class A and the Administrator Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring California Tax-Free Fund | 29

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30 | Allspring California Tax-Free Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0032 06-24

Allspring Minnesota Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring Minnesota Tax-Free Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.46%
Georgia: 0.28%
Utilities revenue: 0.28%
Main Street Natural Gas, Inc. Series C144Aøø	4.00%	8-1-2052	$500,000	$493,528
Guam: 1.19%
Airport revenue: 0.36%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	325,000	328,831
Port Authority of Guam Government Series B AMT	5.00	7-1-2031	285,000	295,205
				624,036
Water & sewer revenue: 0.83%
Guam Government Waterworks Authority	5.00	1-1-2046	500,000	508,021
Guam Government Waterworks Authority Water and Wastewater System Series A	5.00	7-1-2044	885,000	949,060
				1,457,081
				2,081,117
Illinois: 0.18%
Miscellaneous revenue: 0.18%
City of Chicago Lakeshore East Special Assessment Area144A	2.53	12-1-2025	327,000	318,537
Minnesota: 95.88%
Airport revenue: 1.62%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	505,252
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	1,000,000	1,062,230
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,024,626
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	253,341
				2,845,449
Education revenue: 20.36%
City of Brooklyn Park Athlos Leadership Academy Series A	5.50	7-1-2040	750,000	697,920
City of Cologne Cologne Academy Series A	5.00	7-1-2029	590,000	590,161
City of Cologne Cologne Academy Series A	5.00	7-1-2034	500,000	500,073
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	1,000,000	993,860
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2025	125,000	124,802
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2026	100,000	99,766
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	99,852
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	404,418
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2040	500,000	504,406
City of Forest Lake International Language Academy Series A	5.50	8-1-2036	500,000	500,410
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00	7-1-2028	370,000	358,656
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	625,448
City of Hugo Noble Academy Series A	5.00	7-1-2029	600,000	600,207
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	573,420
City of Moorhead Concordia College	5.00	12-1-2025	1,055,000	1,055,000
City of Otsego Kaleidoscope Charter School Series A	4.15	9-1-2024	95,000	94,820
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,100,000	1,098,055
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,016,426
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of St. Cloud Athlos Academy Series A144A	5.25%	6-1-2032	$355,000	$291,100
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	695,615
City of Woodbury Math & Science Academy Series A	4.00	12-1-2050	500,000	409,365
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00	3-1-2028	125,000	120,964
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	615,000	618,697
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	391,926
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	1,023,096
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,495,078
Housing & RDA of The City of St. Paul Minnesota Twin Cities Academy Series A	5.00	7-1-2035	925,000	926,949
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	688,259
Minnesota Higher Education Facilities Authority Carleton College	5.00	3-1-2053	500,000	533,206
Minnesota Higher Education Facilities Authority College of St. Benedict	4.00	3-1-2036	410,000	393,911
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	895,010
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	330,000	329,018
Minnesota Higher Education Facilities Authority Hamline University Series B	5.00	10-1-2035	1,000,000	1,012,095
Minnesota Higher Education Facilities Authority Macalester College	5.00	3-1-2028	400,000	416,719
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2025	570,000	579,088
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,007,009
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2034	200,000	203,455
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2035	170,000	172,922
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2039	200,000	201,775
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2040	200,000	201,054
Minnesota Higher Education Facilities Authority St. Olaf College	4.00	10-1-2046	2,750,000	2,701,141
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	507,043
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	5.00	10-1-2040	750,000	786,657
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2029	750,000	766,692
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	762,509
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2026	295,000	303,854
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	1,039,495
The accompanying notes are an integral part of these financial statements.
4 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series B	5.00%	10-1-2036	$775,000	$839,166
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	585,858
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	712,403
Minnesota Office of Higher Education AMT	5.00	11-1-2027	500,000	512,143
Minnesota Office of Higher Education AMT	5.00	11-1-2033	1,000,000	1,061,379
University of Minnesota Series A	5.00	4-1-2034	270,000	292,158
University of Minnesota Series A	5.00	8-1-2035	500,000	592,099
University of Minnesota Series A	5.00	9-1-2042	770,000	791,131
				35,797,739
GO revenue: 24.72%
Alexandria Lake Area Sanitation District (AGM Insured)	4.13	2-1-2044	325,000	313,809
Becker Independent School District No. 726 Series B	4.00	2-1-2026	100,000	100,984
Brainerd Independent School District No. 181 Series A	4.00	2-1-2039	2,000,000	2,000,073
Brainerd Independent School District No. 181 Series A	4.00	2-1-2042	2,060,000	2,029,554
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	221,032
Buffalo-Hanover-Montrose Independent School District No. 877	2.85	2-1-2028	2,080,000	1,993,464
Canby Independent School District No. 891 Series A	4.00	2-1-2043	1,320,000	1,326,460
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	563,115
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	864,955
City of Chaska Series C	5.00	2-1-2028	235,000	249,274
City of Chaska Series C	5.00	2-1-2029	250,000	269,270
City of Chaska Series C	5.00	2-1-2030	230,000	251,777
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,644,127
City of Long Prairie Series A AMT	5.00	2-1-2025	160,000	161,234
City of Long Prairie Series A AMT	5.00	2-1-2026	185,000	189,219
City of St. Cloud Series A	4.00	2-1-2029	475,000	485,096
City of St. Cloud Series A	4.00	2-1-2030	495,000	506,081
City of St. Cloud Series B	4.00	2-1-2028	245,000	250,030
City of St. Cloud Series B	4.00	2-1-2029	255,000	260,420
City of St. Cloud Series B	4.00	2-1-2030	260,000	265,755
County of Hennepin City of Springfield Electric Revenue Series A	5.00	12-1-2033	250,000	279,692
County of Hennepin Series A	5.00	12-1-2033	160,000	170,721
County of Hennepin Series A	5.00	12-1-2037	910,000	965,128
County of Hennepin Series A	5.00	12-1-2041	1,000,000	1,023,608
County of Hennepin Series A	5.00	12-1-2043	1,500,000	1,673,079
County of Hennepin Series B	5.00	12-1-2029	450,000	468,315
County of Hennepin Series C	5.00	12-1-2031	2,000,000	2,079,508
County of Ramsey Series B	5.00	2-1-2034	1,950,000	2,224,748
County of Rice Series A	4.00	2-1-2048	1,500,000	1,462,768
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	715,134
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	326,746
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,812,061
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	957,646
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	803,070
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	799,195
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	466,083
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Hopkins Independent School District No. 270 Series A	4.00%	2-1-2031	$170,000	$173,927
Jordan Independent School District No. 717 Series A	5.00	2-1-2035	150,000	166,485
Jordan Independent School District No. 717 Series A	5.00	2-1-2039	500,000	543,088
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	275,608
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	272,421
Minneapolis Special School District No. 1 Series A	4.00	2-1-2040	1,150,000	1,161,249
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2042	320,000	320,607
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2043	785,000	776,401
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2031	465,000	519,559
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2032	250,000	282,277
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	351,589
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	454,057
Roseville Independent School District No. 623 Series A	5.00	2-1-2031	2,090,000	2,168,997
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	200,000	201,597
St. Cloud Independent School District No. 742 Series B	5.00	2-1-2031	200,000	220,129
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,916,546
State of Minnesota Series B	3.25	8-1-2034	140,000	136,547
State of Minnesota Series B	4.00	8-1-2031	250,000	256,510
State of Minnesota Series B	4.00	8-1-2043	1,000,000	1,017,254
Stillwater Independent School District No. 834 Series A	5.00	2-1-2040	1,000,000	1,104,246
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	444,602
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	535,640
				43,472,567
Health revenue: 21.11%
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2026	750,000	752,859
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2027	500,000	501,823
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2029	300,000	300,994
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	869,381
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	511,168
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	739,255
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2025	225,000	228,331
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2026	645,000	666,880
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2029	1,000,000	1,079,023
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group Series A	5.00	11-15-2029	1,000,000	1,031,602
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	979,062
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,070,236
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	3,000,000	3,051,817
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	402,298
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,132,754
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	1,005,066
The accompanying notes are an integral part of these financial statements.
6 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Plato Glencoe Regional Health Services	5.00%	4-1-2041	$550,000	$556,009
City of Rochester Mayo Clinicø	3.70	11-15-2047	500,000	500,000
City of Rochester Mayo Clinic	5.00	11-15-2057	3,000,000	3,234,494
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	740,000	724,689
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2024	420,000	420,539
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2027	700,000	700,418
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2029	325,000	325,133
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2028	1,550,000	1,591,976
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2031	2,000,000	2,047,630
City of Wadena Astera Health Series A	5.00	12-1-2045	1,900,000	2,008,445
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	657,281
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,459,639
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,558,985
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	582,297
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	505,657
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2025	520,000	526,087
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2028	720,000	726,908
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	2,010,000	2,025,146
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	1,500,000	1,642,142
				37,116,024
Housing revenue: 9.57%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	3.97	8-15-2038	2,080,000	2,080,000
City of Marshall Southwest & West Central Service Cooperatives Series A	5.13	2-1-2041	675,000	684,369
City of Marshall Southwest & West Central Service Cooperatives Series A	5.38	2-1-2045	720,000	730,581
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2032	440,000	485,578
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	860,000	860,589
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	506,690
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	891,672
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	310,587
Minnesota Housing Finance Agency Series A	5.00	8-1-2027	1,665,000	1,666,843
Minnesota Housing Finance Agency Series A	5.00	8-1-2032	500,000	500,402
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	347,103
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	512,098
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	1,000,000	1,006,166
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 7

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Minnesota Housing Finance Agency Series D	5.00%	8-1-2028	$200,000	$213,345
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	566,508
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	435,016
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2037	3,055,000	3,206,321
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)	4.65	7-1-2041	1,000,000	1,018,913
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.10	11-15-2032	800,000	800,000
				16,822,781
Miscellaneous revenue: 8.81%
Anoka-Hennepin Independent School District No. 11 Series A COP	5.00	2-1-2034	1,000,000	1,000,703
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2030	250,000	250,466
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2031	250,000	249,832
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	296,236
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,057,553
Duluth Independent School District No. 709 Series A COP	4.00	3-1-2026	700,000	706,198
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2026	395,000	404,130
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2028	700,000	736,937
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	276,080
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	280,972
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	285,302
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,511,979
Plymouth Intermediate District No. 287 Series A	4.00	5-1-2026	500,000	501,909
Plymouth Intermediate District No. 287 Series A	4.00	5-1-2027	1,000,000	1,005,393
Plymouth Intermediate District No. 287 Series A COP	4.00	2-1-2025	215,000	215,307
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	504,022
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	352,795
State of Minnesota State Office Building Project COP	5.00	11-1-2042	3,000,000	3,343,736
State of Minnesota State Office Building Project COP	5.00	11-1-2043	1,500,000	1,662,951
White Bear Lake Independent School District No. 624 Series B COP	5.00	4-1-2026	830,000	852,015
				15,494,516
Transportation revenue: 0.61%
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2026	525,000	527,441
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2027	545,000	548,078
				1,075,519
Utilities revenue: 8.39%
Central Minnesota Municipal Power Agency (AGM Insured)	4.00	1-1-2042	350,000	350,427
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2029	315,000	337,441
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2030	210,000	228,265
The accompanying notes are an integral part of these financial statements.
8 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Central Minnesota Municipal Power Agency (AGM Insured)	5.00%	1-1-2031	$350,000	$382,894
City of Elk River Electric Revenue Series B	5.00	8-1-2028	300,000	320,506
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	511,906
Minnesota Municipal Gas Agency Series A (Royal Bank of Canada LIQ)øø	4.00	12-1-2052	1,500,000	1,510,911
Minnesota Municipal Power Agency	5.00	10-1-2047	500,000	504,541
Northern Municipal Power Agency	5.00	1-1-2025	320,000	322,150
Northern Municipal Power Agency	5.00	1-1-2031	350,000	358,163
Northern Municipal Power Agency	5.00	1-1-2036	100,000	103,124
Northern Municipal Power Agency	5.00	1-1-2041	800,000	816,017
Northern Municipal Power Agency Series A	4.00	1-1-2028	450,000	450,000
Northern Municipal Power Agency Series A	5.00	1-1-2031	745,000	745,000
Sauk Centre Public Utilities Commission Electric Revenue Series A (AGM Insured)	4.00	12-1-2037	250,000	252,287
Sauk Centre Public Utilities Commission Electric Revenue Series A (AGM Insured)	5.00	12-1-2034	100,000	111,124
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2029	1,640,000	1,677,285
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2031	520,000	531,975
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2041	480,000	486,628
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2027	100,000	95,760
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2034	225,000	202,714
St. Paul Port Authority District Energy Obligated Group Series 1	4.00	10-1-2028	400,000	406,012
St. Paul Port Authority District Energy Obligated Group Series 1	4.00	10-1-2041	500,000	469,378
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A	5.00	1-1-2049	1,500,000	1,541,200
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2034	1,000,000	1,020,246
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2036	1,000,000	1,016,441
				14,752,395
Water & sewer revenue: 0.69%
City of St. Paul Water Revenue Series A	4.00	12-1-2045	1,215,000	1,220,554
				168,597,544
New York: 0.12%
Health revenue: 0.12%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B	5.00	1-1-2027	210,000	215,553
Puerto Rico: 0.81%
Health revenue: 0.81%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	4.00	7-1-2037	275,000	260,706
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 9

Portfolio of investments—June 30, 2024

		Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group		5.00%	7-1-2028	$760,000	$783,555
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group		5.00	7-1-2031	365,000	385,907
					1,430,168
Total municipal obligations (Cost $177,436,081)					173,136,447
Total investments in securities (Cost $177,436,081)	98.46%				173,136,447
Other assets and liabilities, net	1.54				2,713,945
Total net assets	100.00%				$175,850,392

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIQ	Liquidity agreement
LOC	Letter of credit
RDA	Redevelopment Authority
The accompanying notes are an integral part of these financial statements.
10 | Allspring Minnesota Tax-Free Fund

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $177,436,081)	$173,136,447
Cash	637,102
Receivable for interest	2,456,336
Receivable for Fund shares sold	22,499
Prepaid expenses and other assets	73,417
Total assets	176,325,801
Liabilities
Payable for Fund shares redeemed	322,890
Dividends payable	65,825
Management fee payable	43,084
Administration fees payable	13,098
Distribution fee payable	605
Accrued expenses and other liabilities	29,907
Total liabilities	475,409
Total net assets	$175,850,392
Net assets consist of
Paid-in capital	$182,066,243
Total distributable loss	(6,215,851)
Total net assets	$175,850,392
Computation of net asset value and offering price per share
Net assets–Class A	$20,090,392
Shares outstanding–Class A1	2,000,009
Net asset value per share–Class A	$10.05
Maximum offering price per share – Class A2	$10.52
Net assets–Class C	$988,679
Shares outstanding–Class C1	98,414
Net asset value per share–Class C	$10.05
Net assets–Administrator Class	$23,805,553
Shares outstanding–Administrator Class[1]	2,369,917
Net asset value per share–Administrator Class	$10.04
Net assets–Institutional Class	$130,965,768
Shares outstanding–Institutional Class[1]	13,030,201
Net asset value per share–Institutional Class	$10.05
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 11

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$5,777,750
Expenses
Management fee	698,979
Administration fees
Class A	32,139
Class C	1,439
Administrator Class	26,144
Institutional Class	100,972
Shareholder servicing fees
Class A	53,470
Class C	1,993
Administrator Class	65,046
Distribution fee
Class C	5,978
Custody and accounting fees	7,375
Professional fees	76,449
Registration fees	50,945
Shareholder report expenses	24,761
Trustees’ fees and expenses	25,154
Other fees and expenses	16,032
Total expenses	1,186,876
Less: Fee waivers and/or expense reimbursements
Fund-level	(122,886)
Administrator Class	(50,392)
Institutional Class	(6,418)
Net expenses	1,007,180
Net investment income	4,770,570
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(1,157,740)
Futures contracts	(65,313)
Net realized losses on investments	(1,223,053)
Net change in unrealized gains (losses) on investments	1,402,744
Net realized and unrealized gains (losses) on investments	179,691
Net increase in net assets resulting from operations	$4,950,261
The accompanying notes are an integral part of these financial statements.
12 | Allspring Minnesota Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$4,770,570		$4,541,935
Net realized losses on investments		(1,223,053)		(733,264)
Net change in unrealized gains (losses) on investments		1,402,744		(44,807)
Net increase in net assets resulting from operations		4,950,261		3,763,864
Distributions to shareholders from
Net investment income and net realized gains
Class A		(587,035)		(525,434)
Class C		(20,406)		(16,882)
Administrator Class		(777,430)		(1,186,463)
Institutional Class		(3,889,209)		(2,813,156)
Total distributions to shareholders		(5,274,080)		(4,541,935)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	75,928	760,074	358,566	3,608,132
Class C	29,522	297,749	58,785	588,041
Administrator Class	645,434	6,470,167	2,691,521	27,039,073
Institutional Class	5,977,712	59,451,643	8,575,654	86,040,406
		66,979,633		117,275,652
Reinvestment of distributions
Class A	57,602	575,508	51,758	520,123
Class C	2,052	20,406	1,669	16,782
Administrator Class	78,249	777,430	117,224	1,177,751
Institutional Class	320,602	3,207,072	220,568	2,218,353
		4,580,416		3,933,009
Payment for shares redeemed
Class A	(402,830)	(4,026,607)	(854,053)	(8,553,245)
Class C	(38,660)	(386,828)	(68,376)	(682,129)
Administrator Class	(1,800,931)	(18,031,257)	(4,661,379)	(46,855,663)
Institutional Class	(5,179,576)	(51,495,242)	(7,182,406)	(72,115,731)
		(73,939,934)		(128,206,768)
Net decrease in net assets resulting from capital share transactions		(2,379,885)		(6,998,107)
Total decrease in net assets		(2,703,704)		(7,776,178)
Net assets
Beginning of period		178,554,096		186,330,274
End of period		$175,850,392		$178,554,096
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.07	$10.11	$11.02	$10.86	$10.77
Net investment income	0.24 [1]	0.21 [1]	0.18	0.20 [1]	0.23
Net realized and unrealized gains (losses) on investments	0.01	(0.04)	(0.90)	0.16	0.09
Total from investment operations	0.25	0.17	(0.72)	0.36	0.32
Distributions to shareholders from
Net investment income	(0.27)	(0.21)	(0.18)	(0.20)	(0.23)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00
Total distributions to shareholders	(0.27)	(0.21)	(0.19)	(0.20)	(0.23)
Net asset value, end of period	$10.05	$10.07	$10.11	$11.02	$10.86
Total return[2]	2.58%	1.73%	(6.59)%	3.32%	2.99%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.91%	0.92%	0.93%
Net expenses	0.84%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.46%	2.10%	1.67%	1.80%	2.12%
Supplemental data
Portfolio turnover rate	19%	28%	11%	9%	16%
Net assets, end of period (000s omitted)	$20,090	$22,841	$27,431	$31,586	$29,317

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Minnesota Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.07	$10.11	$11.02	$10.86	$10.77
Net investment income	0.18 [1]	0.14 [1]	0.10 [1]	0.12 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.01	(0.04)	(0.90)	0.16	0.09
Total from investment operations	0.19	0.10	(0.80)	0.28	0.24
Distributions to shareholders from
Net investment income	(0.21)	(0.14)	(0.10)	(0.12)	(0.15)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00
Total distributions to shareholders	(0.21)	(0.14)	(0.11)	(0.12)	(0.15)
Net asset value, end of period	$10.05	$10.07	$10.11	$11.02	$10.86
Total return[2]	1.95%	1.00%	(7.29)%	2.54%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.60%	1.66%	1.66%	1.68%
Net expenses	1.46%	1.56%	1.60%	1.60%	1.60%
Net investment income	1.84%	1.40%	0.91%	1.06%	1.37%
Supplemental data
Portfolio turnover rate	19%	28%	11%	9%	16%
Net assets, end of period (000s omitted)	$989	$1,062	$1,147	$2,060	$4,020

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.06	$10.11	$11.02	$10.86	$10.76
Net investment income	0.27 [1]	0.24 [1]	0.21	0.23 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	0.01	(0.05)	(0.90)	0.16	0.10
Total from investment operations	0.28	0.19	(0.69)	0.39	0.36
Distributions to shareholders from
Net investment income	(0.30)	(0.24)	(0.21)	(0.23)	(0.26)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00
Total distributions to shareholders	(0.30)	(0.24)	(0.22)	(0.23)	(0.26)
Net asset value, end of period	$10.04	$10.06	$10.11	$11.02	$10.86
Total return[2]	2.83%	1.88%	(6.35)%	3.58%	3.34%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.85%	0.86%	0.87%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.70%	2.35%	1.92%	2.06%	2.38%
Supplemental data
Portfolio turnover rate	19%	28%	11%	9%	16%
Net assets, end of period (000s omitted)	$23,806	$34,696	$53,578	$60,727	$69,954

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Minnesota Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.07	$10.12	$11.02	$10.87	$10.77
Net investment income	0.28 [1]	0.25 [1]	0.21	0.23	0.26
Net realized and unrealized gains (losses) on investments	0.01	(0.05)	(0.89)	0.15	0.10
Total from investment operations	0.29	0.20	(0.68)	0.38	0.36
Distributions to shareholders from
Net investment income	(0.31)	(0.25)	(0.21)	(0.23)	(0.26)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00
Total distributions to shareholders	(0.31)	(0.25)	(0.22)	(0.23)	(0.26)
Net asset value, end of period	$10.05	$10.07	$10.12	$11.02	$10.87
Total return[2]	2.91%	1.96%	(6.19)%	3.56%	3.42%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.59%	0.58%	0.59%	0.60%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	2.79%	2.45%	2.01%	2.13%	2.43%
Supplemental data
Portfolio turnover rate	19%	28%	11%	9%	16%
Net assets, end of period (000s omitted)	$130,966	$119,956	$104,175	$91,787	$70,383

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 17

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Minnesota Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
18 | Allspring Minnesota Tax-Free Fund

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $177,431,394 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$754,463
Gross unrealized losses	(5,049,410)
Net unrealized losses	$(4,294,947)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $315,088 in short-term capital losses and $1,926,431 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$173,136,447	$0	$173,136,447
Total assets	$0	$173,136,447	$0	$173,136,447
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Minnesota Tax-Free Fund | 19

Notes to financial statements
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Administrator Class	0.60
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the year ended June 30, 2024.
20 | Allspring Minnesota Tax-Free Fund

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $9,425,000, $14,120,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2024 were $32,131,837 and $38,545,651, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended June 30, 2024, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $704,318 in long futures contracts during the year ended June 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$5,274,080	$4,541,935
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$386,440	$(4,294,947)	$(2,241,519)
9.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S.  Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Minnesota.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring Minnesota Tax-Free Fund | 21

Notes to financial statements
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Minnesota Tax-Free Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Minnesota Tax-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
Allspring Minnesota Tax-Free Fund | 23

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24 | Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Minnesota Tax-Free Fund | 25

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Minnesota Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

26 | Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the three-, five-, and ten-year periods under review, and lower for the one-year period under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the three-year period under review, and lower for the one-, five- and ten-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for certain periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe over the longer time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for Class A, which was equal to the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes, except for the Administrator Class, which was in range of the sum of the average rates for the expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Minnesota Tax-Free Fund | 27

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

28 | Allspring Minnesota Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0003 06-24

Allspring
Intermediate
Tax/AMT-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring Intermediate Tax/AMT-Free Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.49%
Alabama: 2.53%
Education revenue: 0.34%
Auburn University Series A	4.00%	6-1-2033	$1,000,000	$1,003,199
University of West Alabama (AGM Insured)	4.00	1-1-2033	595,000	597,169
University of West Alabama (AGM Insured)	4.00	1-1-2035	865,000	870,099
University of West Alabama (AGM Insured)	4.00	1-1-2037	920,000	921,755
				3,392,222
Utilities revenue: 2.19%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,086,619
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	3,000,000	3,166,009
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	3,000,000	3,162,356
Southeast Alabama Gas Supply District Series Aøø	5.00	8-1-2054	3,000,000	3,216,450
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	994,058
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,287,095
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,278,437
				22,191,024
				25,583,246
Alaska: 0.38%
Housing revenue: 0.38%
Borough of Matanuska-Susitna State of Alaska Department of Administration	4.00	9-1-2030	3,870,000	3,858,049
Arizona: 1.67%
Education revenue: 0.29%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	332,706
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	341,807
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	310,329
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00	7-1-2033	315,000	334,325
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	237,779
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2036	220,000	216,738
Pima County Community College District	5.00	7-1-2035	600,000	641,884
Pima County Community College District	5.00	7-1-2036	500,000	532,913
				2,948,481
GO revenue: 0.06%
Estrella Mountain Ranch Community Facilities District (AGM Insured)	5.00	7-15-2025	585,000	592,248
Health revenue: 0.07%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	363,815
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	376,368
				740,183
The accompanying notes are an integral part of these financial statements.
2 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.57%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00%	7-1-2040	$5,000,000	$5,008,309
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	5.00	7-1-2024	190,000	190,000
State of Arizona COP	5.00	9-1-2027	600,000	610,689
				5,808,998
Tax revenue: 0.48%
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2027	450,000	450,000
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2028	700,000	700,000
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2034	3,680,000	3,680,000
				4,830,000
Utilities revenue: 0.20%
Coconino County Pollution Control Corp. Nevada Power Co. Series Bøø	3.75	3-1-2039	2,000,000	1,982,937
				16,902,847
Arkansas: 0.23%
Miscellaneous revenue: 0.23%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	501,447
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,003,291
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	853,056
				2,357,794
California: 4.29%
GO revenue: 1.67%
Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,580,888
Compton Community College District Series C CAB¤	0.00	8-1-2029	1,565,000	1,314,089
Compton Community College District Series C CAB¤	0.00	8-1-2031	2,400,000	1,877,736
New Haven Unified School District (AGC Insured)¤	0.00	8-1-2033	5,590,000	4,059,012
Patterson Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2033	3,000,000	2,137,935
Rio Hondo Community College District Series C¤	0.00	8-1-2030	2,315,000	1,882,065
Sylvan Union School District (AGM Insured)¤	0.00	8-1-2031	2,590,000	2,002,559
Sylvan Union School District (AGM Insured)¤	0.00	8-1-2032	2,800,000	2,087,834
				16,942,118
Housing revenue: 0.09%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	925,893	932,792
Miscellaneous revenue: 0.05%
Gold Coast Transit District COP	5.00	7-1-2027	520,000	541,635
Transportation revenue: 0.98%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	5.13	4-1-2036	9,810,000	9,884,079
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.50%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00%	7-1-2053	$4,000,000	$4,199,313
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,500,000	1,502,687
California Community Choice Financing Authority Series C	5.00	10-1-2031	830,000	852,638
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	614,854
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,258,282
City of Victorville Electric Revenue Series A	5.00	5-1-2034	500,000	559,768
M-S-R Energy Authority Series B	7.00	11-1-2034	2,035,000	2,489,776
M-S-R Energy Authority Series C	7.00	11-1-2034	3,000,000	3,670,431
				15,147,749
				43,448,373
Colorado: 1.48%
Airport revenue: 0.34%
City & County of Denver Airport System Revenue Series C	5.25	11-15-2039	1,295,000	1,473,320
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	758,024
City & County of Denver Airport System Revenue Series C	5.25	11-15-2041	570,000	642,288
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	561,333
				3,434,965
GO revenue: 0.23%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,314,383
Tax revenue: 0.26%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	926,487
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	632,132
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,065,893
				2,624,512
Utilities revenue: 0.60%
Public Authority for Colorado Energy	6.50	11-15-2038	5,000,000	6,127,416
Water & sewer revenue: 0.05%
Central Weld County Water District (AGM Insured)	4.00	12-1-2033	500,000	518,538
				15,019,814
Connecticut: 1.74%
Education revenue: 0.51%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2029	480,000	483,537
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2030	1,745,000	1,758,656
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	3,000,000	2,949,221
				5,191,414
GO revenue: 0.73%
City of Bridgeport Series A	5.00	6-1-2031	1,855,000	2,027,894
State of Connecticut Series B	4.00	6-1-2034	750,000	780,559
The accompanying notes are an integral part of these financial statements.
4 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of Connecticut Series F	5.00%	11-15-2032	$300,000	$305,149
Town of Hamden (AGM Insured)	5.00	8-15-2033	1,100,000	1,234,281
Town of Hamden Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,250,614
Town of Hamden Series A (BAM Insured)	5.00	8-15-2029	500,000	527,727
Town of Hamden Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,263,507
				7,389,731
Health revenue: 0.30%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2035	1,000,000	1,007,130
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2038	2,000,000	1,986,064
				2,993,194
Tax revenue: 0.20%
State of Connecticut Special Tax Revenue Series A	4.00	9-1-2036	1,000,000	1,001,833
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2030	1,000,000	1,014,439
				2,016,272
				17,590,611
Delaware: 0.20%
Education revenue: 0.20%
Delaware State EDA Odyssey Charter School Series A144A	6.75	9-1-2035	2,000,000	2,041,361
District of Columbia: 0.45%
Miscellaneous revenue: 0.08%
Washington Convention & Sports Authority Series A	4.00	10-1-2034	750,000	765,985
Tax revenue: 0.24%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	736,482
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	663,854
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	1,019,526
				2,419,862
Transportation revenue: 0.13%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00	10-1-2034	1,250,000	1,329,471
				4,515,318
Florida: 7.37%
Airport revenue: 0.58%
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2035	1,600,000	1,625,045
County of Miami-Dade Aviation Revenue Series A	5.00	10-1-2041	2,000,000	2,039,071
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,204,331
				5,868,447
Health revenue: 1.41%
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	4,315,805
Lee County IDA Shell Point Obligated Group Series B%%	4.13	11-15-2029	1,500,000	1,503,393
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Lee Memorial Health System Obligated Group Series A-1	5.00%	4-1-2036	$4,500,000	$4,745,401
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2031	500,000	516,920
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2033	1,645,000	1,698,645
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,500,000	1,437,216
				14,217,380
Miscellaneous revenue: 2.33%
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,079,407
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2033	4,500,000	4,679,060
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2034	600,000	621,744
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2042	500,000	558,437
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2034	2,000,000	2,188,696
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2035	2,000,000	2,182,832
Duval County Public Schools Series B COP	5.00	7-1-2028	2,500,000	2,537,514
Duval County Public Schools Series B COP	5.00	7-1-2029	5,000,000	5,073,551
Monroe County School District Series A COP	5.00	6-1-2034	1,500,000	1,568,768
Monroe County School District Series A COP	5.00	6-1-2035	1,000,000	1,048,116
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.85	5-1-2038	1,000,000	1,021,885
				23,560,010
Tax revenue: 0.31%
Polk County School District	5.00	10-1-2033	2,915,000	3,178,602
Transportation revenue: 0.47%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2034	375,000	397,496
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2035	400,000	422,903
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2036	600,000	633,065
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2037	525,000	552,394
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	1,500,000	1,500,269
Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,265,954
				4,772,081
Utilities revenue: 0.17%
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2035	500,000	555,372
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2037	1,040,000	1,148,050
				1,703,422
Water & sewer revenue: 2.10%
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2031	500,000	539,201
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2032	950,000	1,024,381
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2035	1,290,000	1,390,765
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	946,073
The accompanying notes are an integral part of these financial statements.
6 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Tohopekaliga Water Authority144A	5.00%	10-1-2025	$12,000,000	$12,266,852
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	433,431
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	222,504
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	890,522
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	1,002,413
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	835,382
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,656,412
				21,207,936
				74,507,878
Georgia: 5.04%
Education revenue: 0.09%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2039	940,000	916,508
Health revenue: 0.69%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	4.00	4-1-2034	7,000,000	7,000,000
Industrial development revenue: 0.05%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	495,145
Utilities revenue: 4.21%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,107,165
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,207,266
Development Authority of Burke County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2040	3,000,000	2,929,017
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	6,000,000	5,949,925
Main Street Natural Gas, Inc. Series A	5.00	5-15-2029	2,600,000	2,663,447
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,285,598
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	3,000,000	3,185,450
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,182,269
Main Street Natural Gas, Inc. Series B1øø	5.00	12-1-2054	2,235,000	2,368,143
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,500,000	1,480,585
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	3,000,000	3,177,953
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00	12-1-2053	5,000,000	5,345,100
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00	1-1-2036	1,500,000	1,523,159
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 7

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00%	1-1-2032	$525,000	$553,220
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	979,906
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2035	600,000	632,099
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	980,197
				42,550,499
				50,962,152
Guam: 0.14%
Miscellaneous revenue: 0.14%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,442,673
Hawaii: 0.11%
Airport revenue: 0.11%
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2036	500,000	511,176
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	610,320
				1,121,496
Illinois: 13.33%
Airport revenue: 1.06%
Chicago Midway International Airport Series B	4.00	1-1-2035	2,860,000	2,857,638
Chicago Midway International Airport Series B	5.00	1-1-2046	2,000,000	2,017,359
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,324,422
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,881,437
Chicago O’Hare International Airport Series A	4.00	1-1-2038	1,000,000	1,013,074
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,630,241
				10,724,171
Education revenue: 0.79%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2034	440,000	426,586
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2035	1,025,000	983,443
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	802,909
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,607,592
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2026	450,000	462,298
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	426,414
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2039	700,000	728,458
Illinois Finance Authority Updated - Wesleyan University	5.00	9-1-2026	680,000	694,731
The accompanying notes are an integral part of these financial statements.
8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	4.00%	4-1-2029	$400,000	$397,486
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	520,438
				8,050,355
GO revenue: 3.68%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00	4-1-2041	2,250,000	2,428,396
Chicago Board of Education Series A	5.00	12-1-2042	1,975,000	1,974,839
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,175,110
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2025	3,380,000	3,187,473
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	5,000,753
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,683,176
City of Chicago Series A	5.00	1-1-2039	1,000,000	1,033,316
City of Chicago Series A	5.50	1-1-2039	4,750,000	5,164,994
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,081,856
County of Cook	5.00	11-15-2034	1,300,000	1,334,852
County of Cook Series A	5.00	11-15-2029	1,000,000	1,030,476
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	452,371
County of Sangamon (BAM Insured)	4.00	12-15-2040	300,000	296,711
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2033	600,000	666,606
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2038	1,635,000	1,794,131
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	703,741
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	424,287
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2035	450,000	477,218
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	529,149
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2029	525,000	529,053
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2030	600,000	606,885
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2031	625,000	633,260
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2033	500,000	506,661
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2036	570,000	575,587
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2037	525,000	528,831
State of Illinois Series A	5.00	3-1-2033	1,000,000	1,095,492
Stephenson County School District No. 145 Freeport Series A (AGM Insured)	5.00	2-1-2033	285,000	299,677
				37,214,901
Health revenue: 0.34%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00	8-15-2034	1,000,000	1,039,592
Illinois Finance Authority Edward-Elmhurst Healthcare Obligated Group Series A	5.00	1-1-2026	1,000,000	1,023,813
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 9

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00%	11-1-2035	$900,000	$810,211
Illinois Finance Authority University of Illinois	5.00	10-1-2032	520,000	545,116
				3,418,732
Housing revenue: 2.24%
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,041,878
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2029	10,000,000	8,185,793
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	12,800,000	9,845,102
Northern Illinois University (BAM Insured)	4.00	10-1-2033	1,000,000	1,003,834
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,646,783
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	962,193
				22,685,583
Miscellaneous revenue: 0.42%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.20%)±	4.94	11-1-2034	1,455,000	1,453,402
Illinois Finance Authority Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington	4.00	12-1-2039	1,855,000	1,822,689
Northern Illinois University COP (AGM Insured)	5.00	9-1-2024	1,000,000	1,001,065
				4,277,156
Tax revenue: 3.42%
Chicago Transit Authority Sales Tax Receipts Fund	5.25	12-1-2049	3,000,000	3,006,932
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,176,178
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,198,153
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,255,440
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,748,791
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	2,500,000	2,507,770
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2030	4,000,000	4,012,440
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	3,000,000	3,009,330
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,243,104
Sales Tax Securitization Corp. Series A	5.00	1-1-2029	1,000,000	1,067,031
Sales Tax Securitization Corp. Series C	5.00	1-1-2035	2,500,000	2,789,488
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	5,031,373
Southwestern Illinois Development Authority	5.00	3-1-2025	570,000	532,167
				34,578,197
Transportation revenue: 0.15%
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	1,355,000	1,490,529
Water & sewer revenue: 1.23%
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2027	2,865,000	2,866,486
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2032	1,000,000	1,000,519
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2033	1,000,000	1,000,519
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2034	1,000,000	1,000,519
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2039	1,500,000	1,500,778
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2033	2,000,000	2,103,320
The accompanying notes are an integral part of these financial statements.
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of Chicago Waterworks Revenue Second Lien Project	5.00%	11-1-2033	$1,000,000	$1,002,425
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	2,000,000	1,972,160
				12,446,726
				134,886,350
Indiana: 1.01%
Health revenue: 0.36%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,612,739
Housing revenue: 0.29%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.25	2-1-2028	2,000,000	2,035,162
North West Hendricks Multi-Building Corp.	4.00	7-15-2031	900,000	918,242
				2,953,404
Industrial development revenue: 0.26%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50	11-1-2030	2,925,000	2,611,805
Utilities revenue: 0.10%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	1,000,000	1,003,331
				10,181,279
Iowa: 0.54%
Housing revenue: 0.24%
City of Altoona Series C	5.00	6-1-2027	2,310,000	2,375,218
Utilities revenue: 0.30%
PEFA, Inc.øø	5.00	9-1-2049	3,000,000	3,059,121
				5,434,339
Kansas: 0.12%
Tax revenue: 0.12%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,875,000	1,203,742
Kentucky: 0.46%
Education revenue: 0.15%
Kentucky Bond Development Corp. Centre College	4.00	6-1-2030	170,000	172,737
Kentucky Bond Development Corp. Centre College	4.00	6-1-2031	260,000	263,403
Kentucky Bond Development Corp. Centre College	4.00	6-1-2032	230,000	232,642
Kentucky Bond Development Corp. Centre College	4.00	6-1-2033	180,000	182,025
Kentucky Bond Development Corp. Centre College	4.00	6-1-2035	460,000	465,504
Kentucky Bond Development Corp. Centre College	4.00	6-1-2036	235,000	237,061
				1,553,372
Health revenue: 0.07%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	657,294
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 11

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.13%
Kentucky Interlocal School Transportation Association COP	4.00%	3-1-2033	$1,300,000	$1,311,938
Transportation revenue: 0.11%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,136,087
				4,658,691
Louisiana: 2.24%
Airport revenue: 0.28%
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2035	2,000,000	2,099,384
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2033	750,000	775,881
				2,875,265
Education revenue: 0.61%
Louisiana Public Facilities Authority Loyola University New Orleans CAB	5.00	10-1-2027	3,380,000	3,506,895
Louisiana Public Facilities Authority Loyola University New Orleans CAB	5.00	10-1-2028	2,500,000	2,621,066
				6,127,961
Miscellaneous revenue: 0.17%
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2024	1,000,000	800,000
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2025	600,000	480,000
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2026	500,000	400,000
				1,680,000
Tax revenue: 0.21%
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,053,795
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,051,734
				2,105,529
Transportation revenue: 0.30%
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2031	1,000,000	1,019,992
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2032	1,000,000	1,019,861
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2033	1,000,000	1,019,729
				3,059,582
Water & sewer revenue: 0.67%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,074,258
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	746,095
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	644,806
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2035	400,000	407,714
The accompanying notes are an integral part of these financial statements.
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00%	6-1-2036	$325,000	$330,567
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2037	335,000	338,873
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	507,893
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	609,700
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2032	1,655,000	1,681,602
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2039	425,000	422,940
				6,764,448
				22,612,785
Maine: 0.83%
Education revenue: 0.53%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2029	1,015,000	1,051,599
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2030	1,200,000	1,243,146
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2032	1,415,000	1,468,660
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,542,896
				5,306,301
Health revenue: 0.30%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2036	800,000	809,007
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2037	1,150,000	1,157,714
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2035	1,000,000	1,077,434
				3,044,155
				8,350,456
Maryland: 0.94%
Education revenue: 0.41%
City of Westminster McDaniel College, Inc.	5.00	11-1-2026	2,450,000	2,498,489
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	315,000	315,041
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2035	470,000	456,040
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	431,559
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	469,421
				4,170,550
GO revenue: 0.30%
County of Baltimore	4.00	3-1-2042	3,000,000	3,003,347
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 13

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.09%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00%	4-15-2040	$950,000	$933,727
Tax revenue: 0.14%
County of Howard Downtown Columbia Development District Series A144A	4.00	2-15-2028	425,000	421,143
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	965,938
				1,387,081
				9,494,705
Massachusetts: 0.19%
Health revenue: 0.11%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2033	525,000	566,280
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2034	500,000	536,977
				1,103,257
Miscellaneous revenue: 0.08%
Massachusetts HEFA Museum of Fine Arts Series A1 (Bank of America N.A. SPA)ø	4.86	12-1-2037	850,000	850,000
				1,953,257
Michigan: 2.21%
Airport revenue: 0.15%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	838,421
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	627,767
				1,466,188
Education revenue: 0.30%
Flint International Academy	5.50	10-1-2027	1,625,000	1,625,187
Michigan State University Series B	5.00	2-15-2036	1,325,000	1,424,530
				3,049,717
GO revenue: 0.35%
County of Kent	5.00	6-1-2030	1,040,000	1,073,173
Pinckney Community Schools (SBLF Insured)	5.00	5-1-2026	2,505,000	2,506,587
				3,579,760
Health revenue: 0.30%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00	12-1-2035	3,000,000	3,027,549
Miscellaneous revenue: 0.30%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.00	10-1-2024	3,000,000	2,998,186
The accompanying notes are an integral part of these financial statements.
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.81%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00%	7-1-2030	$3,350,000	$3,434,689
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D1 (AGM Insured)	5.00	7-1-2035	2,750,000	2,752,096
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D1 (AGM Insured)	5.00	7-1-2037	2,000,000	2,001,525
				8,188,310
				22,309,710
Minnesota: 0.02%
Education revenue: 0.02%
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.90	4-1-2037	200,000	200,000
Mississippi: 0.53%
Health revenue: 0.31%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2037	1,000,000	1,055,755
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2038	1,000,000	1,048,338
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	1,042,868
				3,146,961
Water & sewer revenue: 0.22%
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2027	435,000	438,595
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2034	750,000	756,198
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2035	1,000,000	1,008,264
				2,203,057
				5,350,018
Missouri: 0.44%
Education revenue: 0.23%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,377,504
Health revenue: 0.21%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	2,000,000	2,112,609
				4,490,113
Nebraska: 0.12%
Health revenue: 0.12%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,196,865
Nevada: 1.07%
GO revenue: 1.07%
City of Las Vegas Series A	5.00	5-1-2031	1,985,000	1,989,436
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 15

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Clark County School District Series A	4.00%	6-15-2034	$5,000,000	$5,022,638
Las Vegas Valley Water District Series A	4.00	6-1-2038	3,695,000	3,773,408
				10,785,482
New Hampshire: 0.23%
Housing revenue: 0.23%
New Hampshire Business Finance Authority Series 1-A	4.13	1-20-2034	2,332,015	2,287,854
New Hampshire HFA Series E AMT	4.80	7-1-2028	90,000	90,058
				2,377,912
New Jersey: 2.86%
Airport revenue: 0.21%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,175,190
GO revenue: 0.18%
City of Trenton (BAM Insured)	5.00	12-1-2024	1,775,000	1,785,409
Housing revenue: 1.91%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,261,166
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	445,000	422,576
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	3,850,000	3,927,287
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	2,320,000	2,372,098
New Jersey TTFA Series A¤	0.00	12-15-2030	2,000,000	1,570,773
New Jersey TTFA Series A	5.00	12-15-2036	2,000,000	2,104,821
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,514,809
North Hudson Sewerage Authority (AGM Insured)	5.00	6-1-2038	1,000,000	1,134,404
				19,307,934
Tax revenue: 0.56%
New Jersey TTFA Series AA	5.00	6-15-2036	2,000,000	2,180,353
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,514,785
				5,695,138
				28,963,671
New Mexico: 1.37%
GO revenue: 0.12%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,224,120
Industrial development revenue: 0.23%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,253,215
Miscellaneous revenue: 1.02%
Town of Clayton (NPFGC Insured)	5.00	11-1-2028	9,265,000	9,336,309
Town of Clayton (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,007,834
				10,344,143
				13,821,478
The accompanying notes are an integral part of these financial statements.
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
New York: 8.74%
Airport revenue: 0.84%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00%	12-1-2029	$1,160,000	$1,247,080
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,083,525
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,218,625
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	3,000,000	2,948,526
				8,497,756
Education revenue: 1.99%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	2,054,278
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00	7-1-2027	335,000	341,896
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	5,500,000	4,622,202
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,644,629
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,787,990
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,755,247
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57	2-1-2041	4,140,000	4,006,650
Westchester County Local Development Corp. Pace University Series Bøø	4.72	5-1-2044	1,910,000	1,910,000
				20,122,892
GO revenue: 0.42%
City of New York Series D-1	5.25	5-1-2040	1,500,000	1,683,645
City of Yonkers Series C (AGM Insured)	5.00	3-15-2035	1,000,000	1,120,646
City of Yonkers Series F (BAM Insured)	5.00	11-15-2035	425,000	479,929
City of Yonkers Series F (BAM Insured)	5.00	11-15-2036	450,000	506,275
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	475,858
				4,266,353
Industrial development revenue: 0.09%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	898,985
Miscellaneous revenue: 0.10%
Suffolk Regional Off-Track Betting Co.	5.00	12-1-2034	1,000,000	1,039,733
Tax revenue: 3.13%
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,079,703
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,440,117
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	1,978,045
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 17

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00%	2-1-2041	$3,000,000	$2,938,950
New York Convention Center Development Corp. Hotel Unit Fee Revenue	5.00	11-15-2028	8,000,000	8,131,503
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,084,756
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,007,751
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2037	3,000,000	3,045,904
				31,706,729
Transportation revenue: 1.94%
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,235,788
Metropolitan Transportation Authority Series C-1	5.25	11-15-2031	11,540,000	11,782,684
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,518,992
Metropolitan Transportation Authority Series D-1	5.00	11-15-2030	2,010,000	2,045,309
				19,582,773
Utilities revenue: 0.20%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	1,994,350
Water & sewer revenue: 0.03%
Western Nassau County Water Authority Series A	5.00	4-1-2028	300,000	303,373
				88,412,944
Ohio: 1.63%
Education revenue: 0.60%
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2032	315,000	341,882
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	964,575
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,103,909
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,140,860
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,327,082
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,162,439
				6,040,747
Health revenue: 0.11%
County of Hamilton UC Health Obligated Group	5.00	9-15-2035	1,100,000	1,113,289
Housing revenue: 0.28%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2025	500,000	511,203
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2026	600,000	612,930
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2028	1,250,000	1,274,852
RiverSouth Authority Series A	5.75	12-1-2027	470,000	470,104
				2,869,089
The accompanying notes are an integral part of these financial statements.
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.10%
Warrensville Heights City School District Series B COP (BAM Insured)	4.00%	12-1-2037	$1,000,000	$965,196
Tobacco revenue: 0.21%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	2,102,750
Utilities revenue: 0.33%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	723,059
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	1,017,470
Cleveland Department of Public Utilities Division of Public Power (AGM Insured)	5.00	11-15-2033	625,000	663,770
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	960,122
				3,364,421
				16,455,492
Oklahoma: 3.56%
Education revenue: 0.07%
Oklahoma State University Series A	4.00	9-1-2036	750,000	755,921
Housing revenue: 3.25%
Cache Educational Facilities Authority Comanche County Independent School District No. 1 Series A	5.00	9-1-2025	3,055,000	3,104,485
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2027	2,000,000	2,053,132
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,241,120
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2026	1,000,000	1,034,087
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2027	1,000,000	1,038,321
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2028	1,285,000	1,332,425
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	730,829
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	416,479
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	260,259
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	701,573
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,702,276
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2026	1,230,000	1,270,780
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2027	1,240,000	1,282,620
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 19

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00%	9-1-2026	$1,000,000	$1,017,654
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2027	1,245,000	1,266,550
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2028	1,160,000	1,179,413
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	2,934,312
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	2,942,050
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2030	500,000	536,507
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2031	520,000	559,203
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2032	550,000	591,444
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2032	450,000	462,637
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2033	800,000	818,484
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2034	625,000	638,926
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2035	810,000	824,303
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2036	1,000,000	1,012,429
Tulsa County Industrial Authority Independent School District No. 13 Glenpool Series A	5.00	9-1-2025	880,000	894,052
				32,846,350
Tax revenue: 0.24%
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2027	1,140,000	1,161,346
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,288,687
				2,450,033
				36,052,304
Oregon: 0.43%
Airport revenue: 0.13%
Port of Portland Airport Revenue Series 26-A	4.00	7-1-2037	565,000	577,599
Port of Portland Airport Revenue Series 26-B	5.00	7-1-2037	705,000	769,610
				1,347,209
Health revenue: 0.30%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2037	1,400,000	1,498,434
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,524,203
				3,022,637
				4,369,846
The accompanying notes are an integral part of these financial statements.
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 11.46%
Airport revenue: 0.08%
City of Philadelphia Airport Revenue Series A	5.00%	7-1-2028	$315,000	$329,889
City of Philadelphia Airport Revenue Series A	5.00	7-1-2031	450,000	469,816
				799,705
Education revenue: 0.53%
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	1,230,000	1,242,562
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2026	885,000	882,459
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	661,691
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2039	1,000,000	1,027,537
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.00	5-1-2026	330,000	330,595
State Public School Building Authority Community College of Philadelphia Series A	5.00	6-15-2025	1,250,000	1,262,529
				5,407,373
GO revenue: 4.66%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,146,024
City of Philadelphia Series A	5.00	8-1-2033	2,020,000	2,102,323
City of Philadelphia St. Joseph’s University Series A	4.00	5-1-2037	1,115,000	1,138,022
City of Reading Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,035,673
McKeesport Area School District Series A (AGM Insured)	4.00	10-1-2035	5,505,000	5,530,493
Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,441,546
Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,005,161
Norristown Area School District (BAM Insured)	5.00	9-1-2035	2,035,000	2,099,504
Reading School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,063,338
Reading School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,780,175
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,454,664
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2039	2,000,000	2,021,692
School District of Philadelphia Series C	5.00	9-1-2033	6,180,000	6,590,126
School District of Philadelphia Series F	5.00	9-1-2028	5,000,000	5,137,967
School District of Philadelphia Series F	5.00	9-1-2029	5,000,000	5,130,616
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,267,461
School District of Philadelphia Series F	5.00	9-1-2032	2,595,000	2,645,977
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	535,098
				47,125,860
Health revenue: 2.06%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2037	2,000,000	1,972,500
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	5.00	7-15-2025	155,000	157,519
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2025	1,340,000	1,345,547
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2026	1,370,000	1,375,536
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 21

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00%	1-1-2027	$1,225,000	$1,230,172
Cumberland County Municipal Authority Penn State Health Obligated Group	4.00	11-1-2044	1,190,000	1,147,304
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2039	3,000,000	2,955,750
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2036	2,505,000	2,700,285
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	994,990
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2037	2,540,000	2,544,812
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2031	1,000,000	1,080,655
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2034	1,650,000	1,783,570
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2035	1,450,000	1,565,464
				20,854,104
Housing revenue: 1.57%
Pennsylvania Housing Finance Agency Series 142-A	4.15	10-1-2034	1,500,000	1,511,314
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,803,031
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,885,580
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,990,000	2,098,398
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	342,209
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	649,036
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	362,297
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,750,000	1,785,980
State Public School Building Authority School District of Philadelphia Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,137,368
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	801,295
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	500,778
				15,877,286
Miscellaneous revenue: 0.72%
Commonwealth of Pennsylvania Series A	5.00	7-1-2029	480,000	508,942
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2028	3,020,000	3,126,213
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2033	3,505,000	3,601,217
				7,236,372
Tax revenue: 0.23%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	743,725
The accompanying notes are an integral part of these financial statements.
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2034	$750,000	$795,923
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	794,429
				2,334,077
Tobacco revenue: 0.81%
Commonwealth Financing Authority	5.00	6-1-2027	2,500,000	2,598,341
Commonwealth Financing Authority	5.00	6-1-2028	2,500,000	2,630,995
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	3,000,000	3,018,342
				8,247,678
Transportation revenue: 0.46%
Pennsylvania Turnpike Commission Series E CAB (AGM Insured)	6.00	12-1-2030	4,220,000	4,609,068
Water & sewer revenue: 0.34%
Capital Region Water Revenue	5.00	7-15-2030	1,500,000	1,592,321
City of Philadelphia Water & Wastewater Revenue Series B	5.00	11-1-2033	1,760,000	1,851,355
				3,443,676
				115,935,199
South Carolina: 1.80%
Education revenue: 0.58%
South Carolina Jobs-EDA Furman University	5.00	10-1-2028	700,000	710,322
South Carolina Jobs-EDA Furman University	5.00	10-1-2030	1,885,000	1,910,721
South Carolina Jobs-EDA Furman University	5.00	10-1-2031	2,155,000	2,183,352
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	7.00	11-1-2033	1,090,000	1,100,680
				5,905,075
Health revenue: 0.13%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	1,135,000	1,282,500
Utilities revenue: 1.09%
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2036	6,385,000	7,183,174
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2037	3,445,000	3,859,494
				11,042,668
				18,230,243
Tennessee: 1.31%
Airport revenue: 0.27%
Metropolitan Nashville Airport Authority Series A	5.25	7-1-2047	2,500,000	2,735,151
Housing revenue: 0.10%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2028	1,000,000	1,009,323
Utilities revenue: 0.94%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,205,352
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 23

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00%	5-1-2053	$3,500,000	$3,638,143
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,652,461
				9,495,956
				13,240,430
Texas: 6.72%
Airport revenue: 1.25%
City of Houston Airport System Revenue Series D	5.00	7-1-2033	3,010,000	3,183,269
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,110,655
Dallas Fort Worth International Airport	4.00	11-1-2045	3,245,000	3,155,932
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,564,944
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	1,630,000	1,585,260
				12,600,060
Education revenue: 0.18%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A%%	4.25	6-15-2039	1,075,000	1,053,870
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A%%	4.50	6-15-2044	830,000	800,308
				1,854,178
GO revenue: 2.27%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,313,004
City of Eagle Pass (AGM Insured)	4.00	3-1-2037	695,000	711,015
City of San Antonio	5.00	8-1-2036	3,990,000	4,250,960
County of Denton	5.00	7-15-2030	1,000,000	1,000,504
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,049,867
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,171,047
Crane County Water District	5.00	2-15-2026	1,000,000	1,010,634
Crane County Water District	5.00	2-15-2030	1,130,000	1,138,604
Crane County Water District	5.00	2-15-2031	1,000,000	1,007,615
El Paso County Hospital District	5.00	8-15-2028	2,045,000	2,046,123
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,285,668
San Antonio Independent School District	5.00	8-15-2037	2,000,000	2,023,375
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	710,194
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,201,391
				22,920,001
Health revenue: 1.05%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A%%	5.00	6-1-2041	3,000,000	3,169,691
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series 3 (TD Bank N.A. LOC)ø	3.90	10-1-2045	5,000,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	4.00	11-15-2042	2,520,000	2,446,697
				10,616,388
The accompanying notes are an integral part of these financial statements.
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.05%
Austin Community College District Public Facility Corp. Series C	5.00%	8-1-2030	$500,000	$526,307
Miscellaneous revenue: 0.10%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00	7-15-2026	1,000,000	1,013,701
Tax revenue: 0.15%
Old Spanish Trail-Alemda Corridors RDA City of Houston TX Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2031	1,540,000	1,546,932
Transportation revenue: 0.79%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,595,283
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2035	3,000,000	3,191,439
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,202,167
				7,988,889
Utilities revenue: 0.66%
City of Brownsville Utilities System Revenue	5.00	9-1-2026	2,190,000	2,228,495
City of Brownsville Utilities System Revenue	5.00	9-1-2029	1,500,000	1,528,833
City of Brownsville Utilities System Revenue	5.00	9-1-2030	2,500,000	2,547,730
City of Weatherford Utility System Revenue (AGM Insured)	5.00	9-1-2026	375,000	381,612
				6,686,670
Water & sewer revenue: 0.22%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,216,095
Trinity River Authority	4.00	2-1-2027	1,000,000	1,004,819
				2,220,914
				67,974,040
Utah: 0.70%
Education revenue: 0.05%
Utah Charter School Finance Authority Freedom Academy Foundation144A	4.50	6-15-2027	555,000	543,799
Health revenue: 0.30%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,948,579
County of Utah Intermountain Healthcare Obligated Group Series E (JPMorgan Chase Bank N.A. SPA)ø	3.95	5-15-2051	1,025,000	1,025,000
				2,973,579
Housing revenue: 0.35%
Utah Housing Corp. University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (GNMA / FNMA / FHLMC Insured)	4.05	1-1-2039	1,270,000	1,270,663
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 25

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
West Valley City Municipal Building Authority (AGM Insured)	5.00%	2-1-2032	$1,555,000	$1,606,018
West Valley City Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	666,484
				3,543,165
				7,060,543
Virginia: 0.25%
Housing revenue: 0.19%
Virginia College Building Authority Series A	4.00	2-1-2043	1,965,000	1,943,739
Tax revenue: 0.06%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	386,000	135,100
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,274,000	445,900
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				585,430
				2,529,169
Washington: 4.11%
Education revenue: 0.10%
Washington EDFA Biomedical Research Properties I	5.00	6-1-2028	1,000,000	1,000,611
GO revenue: 1.92%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	801,944
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,643,693
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,820,698
King County Public Hospital District No. 1	5.00	12-1-2032	2,905,000	2,969,500
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,193,278
				19,429,113
Health revenue: 0.26%
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2028	1,350,000	1,369,118
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,224,978
				2,594,096
Housing revenue: 1.39%
King County Housing Authority	4.00	6-1-2026	560,000	561,192
King County Housing Authority	4.00	12-1-2026	430,000	431,578
King County Housing Authority	4.00	6-1-2027	590,000	592,516
King County Housing Authority	4.00	12-1-2027	400,000	402,787
King County Housing Authority	4.00	6-1-2028	360,000	362,585
King County Housing Authority	4.00	12-1-2028	375,000	378,461
King County Housing Authority	4.00	12-1-2029	960,000	967,864
King County Housing Authority	4.00	12-1-2030	575,000	579,443
King County Housing Authority	4.00	12-1-2031	450,000	445,013
Snohomish County Housing Authority	5.00	4-1-2032	1,955,000	2,071,575
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,639,985
The accompanying notes are an integral part of these financial statements.
26 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Snohomish County Housing Authority	5.00%	4-1-2034	$655,000	$695,573
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	4,960,864
				14,089,436
Miscellaneous revenue: 0.17%
State of Washington Series B COP	5.00	7-1-2037	1,585,000	1,703,894
Resource recovery revenue: 0.27%
City of Seattle Solid Waste Revenue	4.00	6-1-2033	1,175,000	1,183,896
City of Tacoma Solid Waste Utility Revenue Series B	5.00	12-1-2029	1,525,000	1,571,603
				2,755,499
				41,572,649
West Virginia: 0.62%
Health revenue: 0.14%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2031	375,000	388,337
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	1,013,481
				1,401,818
Miscellaneous revenue: 0.48%
West Virginia EDA Lottery Excess Lottery Revenue Series A	5.00	7-1-2038	2,980,000	3,112,672
West Virginia Lottery Excess Lottery Revenue Series A	5.00	7-1-2029	1,755,000	1,782,573
				4,895,245
				6,297,063
Wisconsin: 4.02%
GO revenue: 0.63%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	1,495,000	1,657,993
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2033	4,190,000	4,710,269
				6,368,262
Health revenue: 2.07%
Wisconsin HEFA Ascension Health Credit Group Series A##	4.00	11-15-2039	14,975,000	14,709,462
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	5,000,000	5,118,920
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2039	1,000,000	1,079,112
				20,907,494
Housing revenue: 1.14%
Milwaukee RDA Board of School Directors	5.00	11-15-2029	420,000	435,123
Milwaukee RDA Board of School Directors	5.00	11-15-2030	635,000	657,130
PFA City of Boynton Beach	4.00	7-1-2030	2,090,000	2,149,372
PFA City of Boynton Beach	5.00	7-1-2035	3,590,000	3,793,540
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.25	7-1-2034	1,000,000	1,121,360
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 27

Portfolio of investments—June 30, 2024

		Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25%	7-1-2035	$1,000,000	$1,120,512
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,117,367
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,114,046
					11,508,450
Miscellaneous revenue: 0.18%
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2034	1,250,000	825,399
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2035	1,600,000	1,009,050
					1,834,449
					40,618,655
Total municipal obligations (Cost $1,022,037,200)					1,006,371,042
Total investments in securities (Cost $1,022,037,200)	99.49%				1,006,371,042
Other assets and liabilities, net	0.51				5,150,136
Total net assets	100.00%				$1,011,521,178

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.

The accompanying notes are an integral part of these financial statements.
28 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2024

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 29

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,022,037,200)	$1,006,371,042
Cash	862,657
Receivable for interest	11,539,752
Receivable for Fund shares sold	1,400,679
Receivable for investments sold	25,000
Prepaid expenses and other assets	76,266
Total assets	1,020,275,396
Liabilities
Payable for when-issued transactions	6,519,479
Payable for Fund shares redeemed	1,160,145
Dividends payable	709,769
Management fee payable	198,674
Administration fees payable	67,147
Distribution fee payable	4,116
Accrued expenses and other liabilities	94,888
Total liabilities	8,754,218
Total net assets	$1,011,521,178
Net assets consist of
Paid-in capital	$1,042,201,046
Total distributable loss	(30,679,868)
Total net assets	$1,011,521,178
Computation of net asset value and offering price per share
Net assets–Class A	$181,851,075
Shares outstanding–Class A1	16,762,693
Net asset value per share–Class A	$10.85
Maximum offering price per share – Class A2	$11.19
Net assets–Class C	$6,609,363
Shares outstanding–Class C1	609,227
Net asset value per share–Class C	$10.85
Net assets–Class R6	$252,255,983
Shares outstanding–Class R6[1]	23,225,659
Net asset value per share–Class R6	$10.86
Net assets–Administrator Class	$16,889,248
Shares outstanding–Administrator Class[1]	1,555,769
Net asset value per share–Administrator Class	$10.86
Net assets–Institutional Class	$553,915,509
Shares outstanding–Institutional Class[1]	50,979,139
Net asset value per share–Institutional Class	$10.87
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Intermediate Tax/AMT-Free Fund

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$36,199,685
Expenses
Management fee	3,976,320
Administration fees
Class A	285,507
Class C	10,409
Class R6	77,148
Administrator Class	20,150
Institutional Class	443,989
Shareholder servicing fees
Class A	475,385
Class C	17,332
Administrator Class	49,348
Distribution fee
Class C	51,994
Custody and accounting fees	5,903
Professional fees	106,410
Registration fees	95,444
Shareholder report expenses	41,963
Trustees’ fees and expenses	25,262
Other fees and expenses	50,504
Total expenses	5,733,068
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,521,999)
Administrator Class	(2,440)
Net expenses	4,208,629
Net investment income	31,991,056
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(1,066,400)
Futures contracts	(354,214)
Net realized losses on investments	(1,420,614)
Net change in unrealized gains (losses) on investments	1,806,314
Net realized and unrealized gains (losses) on investments	385,700
Net increase in net assets resulting from operations	$32,376,756
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 31

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$31,991,056		$34,832,977
Net realized losses on investments		(1,420,614)		(5,100,145)
Net change in unrealized gains (losses) on investments		1,806,314		(4,834,841)
Net increase in net assets resulting from operations		32,376,756		24,897,991
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,452,988)		(5,425,830)
Class C		(146,715)		(147,473)
Class R6		(8,318,960)		(10,071,482)
Administrator Class		(590,544)		(746,117)
Institutional Class		(17,675,295)		(18,440,951)
Total distributions to shareholders		(32,184,502)		(34,831,853)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,269,387	13,649,781	4,105,227	44,098,490
Class C	163,139	1,758,739	133,617	1,438,697
Class R6	8,364,897	90,168,836	6,783,343	73,523,007
Administrator Class	80,984	874,158	342,577	3,681,877
Institutional Class	23,752,123	256,572,575	38,578,001	416,148,650
		363,024,089		538,890,721
Reinvestment of distributions
Class A	486,124	5,236,808	475,024	5,127,019
Class C	13,376	144,141	13,299	143,458
Class R6	89,560	966,073	81,232	877,596
Administrator Class	50,902	548,193	64,694	698,503
Institutional Class	1,554,003	16,770,201	1,613,793	17,426,333
		23,665,416		24,272,909
Payment for shares redeemed
Class A	(3,913,946)	(42,044,635)	(4,169,169)	(44,974,190)
Class C	(239,081)	(2,583,763)	(238,107)	(2,568,301)
Class R6	(10,131,609)	(108,981,847)	(25,871,540)	(277,830,476)
Administrator Class	(931,459)	(9,987,969)	(745,219)	(8,060,170)
Institutional Class	(26,879,549)	(288,404,924)	(57,854,817)	(619,462,149)
		(452,003,138)		(952,895,286)
Net decrease in net assets resulting from capital share transactions		(65,313,633)		(389,731,656)
Total decrease in net assets		(65,121,379)		(399,665,518)
Net assets
Beginning of period		1,076,642,557		1,476,308,075
End of period		$1,011,521,178		$1,076,642,557
The accompanying notes are an integral part of these financial statements.
32 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.82	$10.84	$11.92	$11.72	$11.66
Net investment income	0.31 [1]	0.29	0.26	0.26	0.26
Net realized and unrealized gains (losses) on investments	0.03	(0.02)	(1.08)	0.20	0.05
Total from investment operations	0.34	0.27	(0.82)	0.46	0.31
Distributions to shareholders from
Net investment income	(0.31)	(0.29)	(0.26)	(0.26)	(0.25)
Net asset value, end of period	$10.85	$10.82	$10.84	$11.92	$11.72
Total return[2]	3.19%	2.50%	(7.00)%	3.92%	2.72%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.81%	0.80%	0.79%
Net expenses	0.67%	0.69%	0.70%	0.70%	0.70%
Net investment income	2.85%	2.66%	2.22%	2.16%	2.18%
Supplemental data
Portfolio turnover rate	10%	17%	7%	12%	24%
Net assets, end of period (000s omitted)	$181,851	$204,701	$200,566	$246,130	$249,724

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 33

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.82	$10.84	$11.92	$11.72	$11.66
Net investment income	0.22 [1]	0.21	0.17	0.17	0.17
Net realized and unrealized gains (losses) on investments	0.04	(0.02)	(1.08)	0.20	0.06
Total from investment operations	0.26	0.19	(0.91)	0.37	0.23
Distributions to shareholders from
Net investment income	(0.23)	(0.21)	(0.17)	(0.17)	(0.17)
Net asset value, end of period	$10.85	$10.82	$10.84	$11.92	$11.72
Total return[2]	2.42%	1.73%	(7.70)%	3.14%	1.95%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.55%	1.55%	1.54%
Net expenses	1.42%	1.44%	1.45%	1.45%	1.45%
Net investment income	2.09%	1.89%	1.46%	1.40%	1.43%
Supplemental data
Portfolio turnover rate	10%	17%	7%	12%	24%
Net assets, end of period (000s omitted)	$6,609	$7,268	$8,268	$11,990	$19,082

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.83	$10.85	$11.93	$11.74	$11.67
Net investment income	0.35 [1]	0.33	0.29	0.29	0.29
Net realized and unrealized gains (losses) on investments	0.03	(0.03)	(1.08)	0.19	0.07
Total from investment operations	0.38	0.30	(0.79)	0.48	0.36
Distributions to shareholders from
Net investment income	(0.35)	(0.32)	(0.29)	(0.29)	(0.29)
Net asset value, end of period	$10.86	$10.83	$10.85	$11.93	$11.74
Total return[2]	3.57%	2.82%	(6.71)%	4.14%	3.11%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.44%	0.43%	0.42%	0.41%
Net expenses	0.30%	0.38%	0.40%	0.40%	0.40%
Net investment income	3.22%	2.93%	2.50%	2.44%	2.48%
Supplemental data
Portfolio turnover rate	10%	17%	7%	12%	24%
Net assets, end of period (000s omitted)	$252,256	$269,729	$476,328	$728,547	$1,159,305

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 35

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.83	$10.84	$11.93	$11.73	$11.67
Net investment income	0.31 [1]	0.30	0.27	0.27	0.27
Net realized and unrealized gains (losses) on investments	0.04	(0.01)	(1.09)	0.20	0.06
Total from investment operations	0.35	0.29	(0.82)	0.47	0.33
Distributions to shareholders from
Net investment income	(0.32)	(0.30)	(0.27)	(0.27)	(0.27)
Net asset value, end of period	$10.86	$10.83	$10.84	$11.93	$11.73
Total return[2]	3.26%	2.69%	(6.99)%	4.02%	2.82%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.74%	0.73%	0.73%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.91%	2.74%	2.31%	2.25%	2.28%
Supplemental data
Portfolio turnover rate	10%	17%	7%	12%	24%
Net assets, end of period (000s omitted)	$16,889	$25,498	$29,202	$47,552	$60,435

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
36 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.84	$10.85	$11.94	$11.74	$11.68
Net investment income	0.34 [1]	0.32	0.29	0.29	0.28
Net realized and unrealized gains (losses) on investments	0.03	(0.01)	(1.09)	0.20	0.06
Total from investment operations	0.37	0.31	(0.80)	0.49	0.34
Distributions to shareholders from
Net investment income	(0.34)	(0.32)	(0.29)	(0.29)	(0.28)
Net asset value, end of period	$10.87	$10.84	$10.85	$11.94	$11.74
Total return[2]	3.52%	2.87%	(6.84)%	4.17%	2.97%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.49%	0.48%	0.47%	0.46%
Net expenses	0.35%	0.43%	0.45%	0.45%	0.45%
Net investment income	3.17%	2.90%	2.47%	2.40%	2.43%
Supplemental data
Portfolio turnover rate	10%	17%	7%	12%	24%
Net assets, end of period (000s omitted)	$553,916	$569,446	$761,944	$925,392	$1,125,657

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 37

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
38 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $1,023,111,861 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$9,997,123
Gross unrealized losses	(26,737,942)
Net unrealized losses	$(16,740,819)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $8,071,651 in short-term capital losses and $5,861,189 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,006,371,042	$0	$1,006,371,042
Total assets	$0	$1,006,371,042	$0	$1,006,371,042
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Intermediate Tax/AMT-Free Fund | 39

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.67%
Class C	1.42
Class R6	0.30
Administrator Class	0.60
Institutional Class	0.35
40 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2024, Allspring Funds Distributor received $3,177 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $75,175,000, $131,845,179 and $(396,748) in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2024 were $103,763,746 and $143,860,172, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended June 30, 2024, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yield and to help manage the duration of portfolio. The Fund had an average notional amount of $1,250,002 in long futures contracts during the year ended June 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$32,184,502	$34,831,853
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$709,997	$(16,740,819)	$(13,932,840)
Allspring Intermediate Tax/AMT-Free Fund | 41

Notes to financial statements
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
42 | Allspring Intermediate Tax/AMT-Free Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Intermediate Tax/AMT-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
Allspring Intermediate Tax/AMT-Free Fund | 43

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

44 | Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Intermediate Tax/AMT-Free Fund | 45

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Intermediate Tax/AMT-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

46 | Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the three- and ten-year periods under review, in range of the average investment performance of the Universe for the five-year period under review, and lower for the one-year period under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the Bloomberg Municipal Bond 1-15 Year Blend Index, for the three-year period under review, and lower for the one-, five-, and ten-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for certain periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe over certain periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to, or in range of the sum of these average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Intermediate Tax/AMT-Free Fund | 47

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

48 | Allspring Intermediate Tax/AMT-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3322 06-24

Allspring Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring Municipal Bond Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.06%
Massachusetts: 0.06%
Nuveen Quality Municipal Income Fund Series 1-2118 (40 shares) 3.98%144Aø	$4,000,000	$4,000,000
Total closed-end fund obligations (Cost $4,000,000)		4,000,000

	Interest rate	Maturity date
Municipal obligations: 99.70%
Alabama: 3.13%
Airport revenue: 0.06%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	500,000	509,400
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	508,176
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	404,773
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	813,772
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	551,000
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	661,489
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	716,507
				4,165,117
Education revenue: 0.17%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50	10-1-2054	6,700,000	7,047,269
Jacksonville Public Educational Building Authority Foundation Project Series A (AGM Insured)	5.25	8-1-2048	4,500,000	4,860,506
				11,907,775
Health revenue: 0.45%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	11,120,401
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	12,867,466
Health Care Authority for Baptist Health Series Bø	5.30	11-1-2042	4,340,000	4,340,000
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2034	1,000,000	1,069,999
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2035	1,000,000	1,067,558
				30,465,424
Housing revenue: 0.11%
Huntsville Public Building Authority	5.00	2-1-2052	7,000,000	7,392,298
Tax revenue: 0.15%
Birmingham-Jefferson Civic Center Authority Series A	5.00	7-1-2048	10,000,000	10,273,577
Utilities revenue: 2.15%
Black Belt Energy Gas Districtøø	4.00	6-1-2051	5,500,000	5,519,748
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	2,000,000	2,173,238
Black Belt Energy Gas District Series Cøø	5.50	10-1-2054	4,750,000	5,201,918
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	23,000,000	24,272,740
Lower Alabama Gas Districtøø	4.00	12-1-2050	20,590,000	20,601,749
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	20,000,000	21,082,376
Southeast Alabama Gas Supply District Series Aøø	5.00	8-1-2054	16,000,000	17,154,398
The accompanying notes are an integral part of these financial statements.
2 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Southeast Energy Authority A Cooperative District Project No. 1 Series Aøø	4.00%	11-1-2051	$2,465,000	$2,478,937
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	2,982,173
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	25,000,000	26,435,477
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	18,000,000	19,002,373
				146,905,127
Water & sewer revenue: 0.04%
Madison Water & Wastewater Board	5.25	12-1-2053	2,500,000	2,747,457
				213,856,775
Alaska: 0.06%
Health revenue: 0.06%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2036	2,000,000	1,969,953
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	2,034,838
				4,004,791
Arizona: 1.29%
Education revenue: 0.21%
IDA of the City of Phoenix Arizona Legacy Traditional School Obligated Group Series A144A	6.50	7-1-2034	2,000,000	2,004,023
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,866,129
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,807,498
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,231,716
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	1,087,848
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,399,536
				14,396,750
GO revenue: 0.05%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,601,285
Health revenue: 0.23%
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	15,543,073
Housing revenue: 0.08%
City of Phoenix Civic Improvement Corp. Airport Revenue Series B AMT	5.00	7-1-2044	5,570,000	5,733,663
Industrial development revenue: 0.14%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	5,000,000	5,031,428
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
Maricopa County IDA Commercial Metals Co. AMT144A	4.00%	10-15-2047	$4,000,000	$3,642,943
Maricopa County Pollution Control Corp. Southern California Edison Co. Series A	2.40	6-1-2035	1,000,000	825,443
				9,499,814
Miscellaneous revenue: 0.49%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	3,000,000	3,004,985
City of Phoenix Civic Improvement Corp. Excise Tax Revenue Series A	5.00	7-1-2034	13,875,000	14,057,165
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00	7-1-2034	8,805,000	9,082,651
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,408,568
				33,553,369
Resource recovery revenue: 0.06%
Maricopa County IDA Robert & Andrea Van Hofwegen Family LLC (Farm Credit Services Southwest LOC)ø	3.92	8-1-2026	2,500,000	2,500,000
Pinal County IDA Feenstra Investments LLC (Farm Credit Services Southwest LOC)ø	3.97	8-1-2027	1,250,000	1,250,000
				3,750,000
Water & sewer revenue: 0.03%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	1,002,279
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	998,980
				2,001,259
				88,079,213
Arkansas: 0.04%
Miscellaneous revenue: 0.04%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,159,988
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	981,357
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2040	500,000	490,943
				2,632,288
California: 4.79%
Airport revenue: 1.57%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	6,500,000	6,988,746
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,526,375
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2046	7,000,000	7,307,266
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,753,028
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2042	2,000,000	2,193,956
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,703,933
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,786,117
City of Los Angeles Department of Airports Series D AMT	4.00	5-15-2051	8,285,000	7,761,284
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	3,000,000	3,205,334
The accompanying notes are an integral part of these financial statements.
4 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City of Los Angeles Department of Airports Series H AMT	5.50%	5-15-2047	$5,000,000	$5,440,727
Port of Oakland Series H AMT	5.00	5-1-2026	2,500,000	2,560,845
Port of Oakland Series H AMT	5.00	5-1-2029	1,875,000	1,987,537
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	1,500,000	1,406,394
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2052	3,000,000	3,123,998
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	40,000,000	40,362,740
				107,108,280
Education revenue: 0.02%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2042	1,000,000	1,015,318
GO revenue: 0.80%
Alhambra Unified School District Series B (AGC Insured)¤	0.00	8-1-2031	7,500,000	5,937,812
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2031	2,175,000	1,721,965
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2032	3,795,000	2,895,705
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2034	5,000,000	3,539,228
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2035	6,700,000	4,560,364
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2031	1,000,000	785,118
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2032	1,000,000	755,790
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2033	1,000,000	726,768
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	1,893,277
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,447,066
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2030	2,000,000	1,631,619
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2031	2,000,000	1,574,478
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2032	1,660,000	1,257,807
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2033	1,230,000	895,775
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2028	1,500,000	1,297,988
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2030	2,000,000	1,612,421
San Diego Unified School District Series C¤	0.00	7-1-2031	2,000,000	1,593,698
San Diego Unified School District Series C¤	0.00	7-1-2033	1,000,000	740,112
San Diego Unified School District Series C¤	0.00	7-1-2034	2,000,000	1,427,233
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	11,763,901
Whittier City School District Series C	5.25	8-1-2046	4,850,000	5,076,852
Wiseburn School District Series B (AGM Insured)¤	0.00	8-1-2034	2,530,000	1,794,955
				54,929,932
Health revenue: 0.48%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	9,886,801
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	3,080,062
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	6.00	7-1-2040	11,775,000	11,775,000
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA Scripps Health Obligated Group Series A (U.S. Bank N.A. LOC)ø	3.00%	8-1-2035	$695,000	$695,000
Regents of the University of California Medical Center Pooled Revenue Series L	4.00	5-15-2037	7,525,000	7,475,045
				32,911,908
Housing revenue: 0.35%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	1,000,000	705,972
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	3,009,151	3,031,573
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	1,144,720
Ontario PFA Series A (AGM Insured)	5.00	11-1-2047	2,750,000	2,992,165
Pasadena PFA Series A¤	0.00	3-1-2027	2,095,000	1,906,848
Pasadena PFA Series A¤	0.00	3-1-2028	4,450,000	3,908,291
Pasadena PFA Series A¤	0.00	3-1-2029	4,520,000	3,835,592
Pasadena PFA Series A¤	0.00	3-1-2031	2,185,000	1,726,535
Pasadena PFA Series A¤	0.00	3-1-2032	2,000,000	1,519,838
Pasadena PFA Series A¤	0.00	3-1-2033	4,295,000	3,132,618
				23,904,152
Miscellaneous revenue: 0.11%
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,165,141
Mesa Water District COP	4.00	3-15-2039	500,000	518,272
Mesa Water District COP	4.00	3-15-2040	500,000	515,869
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,218,485
				7,417,767
Tax revenue: 0.01%
San Diego County Regional Transportation Commission Series A	5.00	4-1-2048	915,000	936,466
Tobacco revenue: 0.01%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2039	500,000	502,349
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	299,929
				802,278
Transportation revenue: 0.47%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	5.13	4-1-2036	23,545,000	23,722,798
Foothill-Eastern Transportation Corridor Agency Series C	4.00	1-15-2043	8,500,000	8,407,449
				32,130,247
Utilities revenue: 0.97%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	15,000,000	15,747,423
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	2,360,000	2,364,228
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,808,051
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	11,500,000	12,574,925
The accompanying notes are an integral part of these financial statements.
6 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
City of Vernon Electric System Revenue Series 2022-A	5.00%	8-1-2039	$450,000	$483,710
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2040	375,000	401,186
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2041	420,000	447,571
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,347,579
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,114,773
Los Angeles Department of Water & Power System Revenue Series A-4 (Bank of America N.A. SPA)ø	4.67	7-1-2035	1,000,000	1,000,000
M-S-R Energy Authority Series B	6.13	11-1-2029	13,130,000	13,845,890
Southern California Public Power Authority Los Angeles Department of Water & Power System Revenue Series A	5.00	7-1-2038	1,185,000	1,187,810
				66,323,146
				327,479,494
Colorado: 4.11%
Airport revenue: 0.58%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2027	10,000,000	10,392,295
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	23,610,838
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2037	3,130,000	3,245,462
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,188,614
				39,437,209
Education revenue: 0.28%
Board of Governors of Colorado State University System Series E-1	5.00	3-1-2040	945,000	954,413
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,000,474
Colorado ECFA Aspen Ridge Preparatory School, Inc.144A	4.13	7-1-2026	250,000	249,061
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC	6.00	12-15-2037	2,810,000	2,894,398
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC Series B-2	7.00	12-15-2046	3,940,000	4,075,596
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	757,074
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	955,000	957,110
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,151,321
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	566,757
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,110,206
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,292,226
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	721,055
Colorado ECFA University Laboratory School144A	5.00	12-15-2028	600,000	604,823
Colorado School of Mines Series A (AGM Insured)	5.25	12-1-2047	1,730,000	1,911,952
				19,246,466
GO revenue: 0.45%
Boulder Valley School District No. RE-2 Boulder	4.13	12-1-2046	3,000,000	3,011,884
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	1,000,313
Colorado International Center Metropolitan District No. 3	4.63	12-1-2031	437,000	418,940
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	984,314
Grand River Hospital District (AGM Insured)	5.25	12-1-2035	1,750,000	1,836,625
Midtown Clear Creek Metropolitan District Series A (BAM Insured)	5.00	12-1-2053	3,000,000	3,142,722
Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,002,072
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	1,954,052
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 7

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Weld County School District No. RE-4	5.25%	12-1-2047	$13,000,000	$14,396,017
Wheatlands Metropolitan District (BAM Insured)	5.00	12-1-2030	650,000	661,390
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,256,480
				30,664,809
Health revenue: 0.62%
Aspen Valley Hospital District	5.00	10-15-2033	600,000	600,095
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	5,500,000	5,380,605
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2042	1,000,000	873,660
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	4,118,702
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Obligated Group Series A	5.00	6-1-2040	1,000,000	1,014,365
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	27,500,000	26,168,736
Colorado Health Facilities Authority Parkview Medical Center Project Series A	4.00	9-1-2045	500,000	485,659
Colorado Health Facilities Authority Sunny Vista Living Center Obligated Group Series A144A	5.00	12-1-2025	290,000	274,742
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	512,605
University of Colorado Hospital Authority Health Obligated Group Series C (TD Bank N.A. SPA)ø	3.90	11-15-2039	3,200,000	3,200,000
				42,629,169
Miscellaneous revenue: 0.92%
City of Westminster Series A	5.00	12-1-2035	2,000,000	2,035,877
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2029	2,705,000	2,651,382
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2030	3,115,000	3,038,542
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2031	665,000	646,618
Denver City & County School District No. 1 Series B COP	5.00	12-15-2035	1,000,000	1,018,310
Denver City & County School District No. 1 Series B COP	5.00	12-15-2045	1,200,000	1,213,477
E-470 Public Highway Authority Series A (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	2,693,996
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2045	500,000	500,585
State of Colorado COP	6.00	12-15-2039	4,225,000	5,062,819
State of Colorado COP	6.00	12-15-2041	17,500,000	20,772,596
State of Colorado Series A COP	4.00	12-15-2038	8,150,000	8,274,268
State of Colorado Series A COP	4.00	12-15-2039	3,250,000	3,279,432
State of Colorado Series N	4.00	3-15-2043	7,900,000	7,750,663
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	3,500,000	3,616,753
				62,555,318
Tax revenue: 0.87%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00	8-1-2044	3,000,000	3,044,228
City of Commerce City Sales & Use Tax Revenue (AGM Insured)	5.00	8-1-2044	1,250,000	1,251,147
The accompanying notes are an integral part of these financial statements.
8 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Regional Transportation District Sales Tax Revenue Fastracks Project Series A	5.00%	11-1-2041	$50,945,000	$52,024,698
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	792,876
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2031	500,000	538,745
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2031	500,000	538,881
Thornton Development Authority East 144th Avenue I-25 Project Series B	5.00	12-1-2034	1,375,000	1,380,706
				59,571,281
Transportation revenue: 0.14%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	3,360,000	3,363,580
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,422,909
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,366,368
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,522,888
E-470 Public Highway Authority Series A	5.00	9-1-2040	2,000,000	2,004,323
				9,680,068
Utilities revenue: 0.20%
City of Colorado Springs Utilities System Revenue Series A (U.S. Bank N.A. SPA)ø	3.90	11-1-2038	520,000	520,000
Public Authority for Colorado Energy	6.50	11-15-2038	10,495,000	12,861,445
				13,381,445
Water & sewer revenue: 0.05%
Central Weld County Water District (AGM Insured)	4.00	12-1-2035	800,000	828,373
Central Weld County Water District (AGM Insured)	4.00	12-1-2037	400,000	408,647
Central Weld County Water District (AGM Insured)	4.00	12-1-2038	400,000	405,657
Central Weld County Water District (AGM Insured)	4.00	12-1-2039	450,000	453,918
Central Weld County Water District (AGM Insured)	4.00	12-1-2040	500,000	501,863
City of Boulder Water & Sewer Revenue	5.00	12-1-2043	125,000	141,275
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	764,734
				3,504,467
				280,670,232
Connecticut: 1.05%
Education revenue: 0.31%
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	5,225,199
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,432,663
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	1,028,199
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,073,522
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2039	1,600,000	1,706,717
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,161,925
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2031	75,000	75,521
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2032	550,000	553,097
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 9

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State HEFA University of Hartford Series N	5.00%	7-1-2033	$605,000	$607,344
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2034	450,000	450,955
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	3.25	11-15-2036	1,255,000	1,134,546
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2027	610,000	625,012
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2028	530,000	551,695
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2029	475,000	493,762
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,632,348
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,687,123
				21,439,628
GO revenue: 0.15%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,752,963
City of Danbury BAN144A	5.00	9-24-2024	2,000,000	2,004,910
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,973,180
City of New Haven Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,155,990
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,361,264
				10,248,307
Health revenue: 0.16%
Connecticut State HEFA Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	3,954,485
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	888,332
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	2,907,092
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,200,080
				10,949,989
Tax revenue: 0.43%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,838,722
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,355,852
State of Connecticut Special Tax Revenue Class R Series A (AGM Insured)	4.00	5-1-2038	5,000,000	5,135,579
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,298,561
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	7,931,222
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	2,031,198
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,520,525
				29,111,659
				71,749,583
Delaware: 0.17%
Education revenue: 0.04%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,680,000	2,300,500
The accompanying notes are an integral part of these financial statements.
10 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.13%
Delaware River & Bay Authority	4.00%	1-1-2039	$650,000	$660,323
Delaware River & Bay Authority	4.00	1-1-2040	485,000	490,104
Delaware River & Bay Authority	4.00	1-1-2041	320,000	322,335
Delaware River & Bay Authority	4.00	1-1-2042	550,000	553,615
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	1,003,433
Delaware River & Bay Authority	5.00	1-1-2039	450,000	495,430
Delaware River & Bay Authority	5.00	1-1-2040	465,000	508,820
Delaware River & Bay Authority	5.00	1-1-2041	500,000	543,697
Delaware River & Bay Authority	5.00	1-1-2042	520,000	563,449
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	3,974,057
				9,115,263
				11,415,763
District of Columbia: 0.85%
Airport revenue: 0.23%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2038	2,500,000	2,496,650
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2039	3,405,000	3,351,441
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,378,458
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT%%	5.25	10-1-2046	3,890,000	4,200,703
				15,427,252
Education revenue: 0.02%
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,500,000	1,464,544
GO revenue: 0.30%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,212,886
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,601,248
District of Columbia Series D	4.00	2-1-2046	4,660,000	4,523,935
				20,338,069
Health revenue: 0.11%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,658,549
Housing revenue: 0.06%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	980,746
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2046	3,540,000	3,449,166
				4,429,912
Miscellaneous revenue: 0.04%
Washington Convention & Sports Authority Series A	4.00	10-1-2036	670,000	680,610
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 11

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Washington Convention & Sports Authority Series A	4.00%	10-1-2037	$1,115,000	$1,126,780
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	638,957
				2,446,347
Tax revenue: 0.09%
District of Columbia Income Tax Revenue Series A	5.25	5-1-2048	3,000,000	3,318,832
Washington Convention & Sports Authority Series B	4.00	10-1-2037	1,000,000	1,010,565
Washington Convention & Sports Authority Series B	4.00	10-1-2038	1,000,000	1,004,196
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	998,371
				6,331,964
				58,096,637
Florida: 6.64%
Airport revenue: 2.40%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2034	1,750,000	1,840,748
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	12,440,000	12,565,276
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,084,893
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,773,099
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	6,926,810
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2030	11,000,000	11,016,203
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2032	14,000,000	14,020,797
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,260,198
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,500,789
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2033	5,000,000	5,006,284
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	19,166,715
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	18,311,226
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	2,113,170
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	3,086,624
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	7,125,772
Hillsborough County Aviation Authority Series E AMT	5.00	10-1-2048	10,000,000	10,183,544
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	21,407,285
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,252,154
Jacksonville Port Authority Series B	5.00	11-1-2048	9,870,000	10,249,541
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0443 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	3.95	4-1-2038	5,315,000	5,315,000
				164,206,128
Education revenue: 0.52%
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	10,500,000	10,983,737
Capital Trust Agency Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00	6-15-2039	3,610,000	3,572,082
Capital Trust Authority IDEA Florida, Inc. Series A144A	6.25	6-15-2053	4,950,000	5,177,064
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,380,000	1,392,506
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc.144A	5.00	10-1-2042	1,605,000	1,627,802
The accompanying notes are an integral part of these financial statements.
12 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	5.00%	6-1-2048	$2,000,000	$1,929,609
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2044	6,500,000	6,754,041
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	4,132,740
				35,569,581
GO revenue: 0.65%
City of Doral Parks & Recreation Project	4.00	7-1-2042	3,610,000	3,566,595
City of Miami Beach Series A	5.25	5-1-2053	7,000,000	7,614,809
County of Miami-Dade Series 2014 A	5.00	7-1-2043	12,935,000	13,137,503
County of Miami-Dade Series A	4.00	7-1-2042	5,000,000	4,977,719
School Board of Miami-Dade County	5.00	3-15-2046	15,000,000	15,230,338
				44,526,964
Health revenue: 0.96%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	5,000,000	5,004,422
City of Jacksonville Baptist Health System Obligated Group Series Eø	3.88	8-1-2036	1,510,000	1,510,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	3,500,000	3,173,817
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	3,000,000	2,846,768
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2038	1,025,000	1,029,028
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,394,992
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	739,640
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	6,000,000	6,290,878
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,236,748
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	11,265,000	11,579,263
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	5,600,753
Lee County IDA Shell Point Obligated Group Series A%%	5.25	11-15-2044	2,525,000	2,713,326
Lee County IDA Shell Point Obligated Group Series A%%	5.25	11-15-2054	3,290,000	3,467,945
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	10,355,000	10,777,025
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	5,000,000	4,790,721
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,500,000	1,172,855
				65,328,181
Housing revenue: 0.24%
City of Orlando Series B	5.00	10-1-2033	1,525,000	1,530,082
City of Orlando Series B	5.00	10-1-2035	1,680,000	1,685,091
City of Orlando Series B	5.00	10-1-2036	1,765,000	1,770,260
County of Hillsborough	5.00	10-1-2038	8,000,000	8,097,197
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 13

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60%	12-15-2047	$745,000	$781,437
Florida Housing Finance Corp. Villa Capri III Associates Ltd	7.60	12-15-2042	2,380,000	2,383,507
				16,247,574
Industrial development revenue: 0.16%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	3,500,000	3,044,784
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,721,860
				10,766,644
Miscellaneous revenue: 0.62%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	14,395,847
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,058,703
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2044	875,000	972,236
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2034	2,000,000	2,188,696
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2035	3,000,000	3,274,247
Indigo Community Development District Special Assessment Series C	7.00	5-1-2030	2,536,248	1,585,155
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.38	5-1-2045	1,000,000	981,031
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.63	5-1-2054	3,000,000	2,951,331
Lakeside Plantation Community Development District Special Assessment Series A	6.95	5-1-2031	701,000	702,195
Marshall Creek Community Development District Series 2002 Special Assessment	5.00	5-1-2032	1,300,000	1,300,960
Marshall Creek Community Development District Series 2016 Special Assessment	6.32	5-1-2045	110,000	110,536
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2039	2,000,000	2,022,820
St. Johns County School Board Series A (AGM Insured)	5.25	7-1-2047	5,000,000	5,491,543
St. Johns County School Board Series A (AGM Insured)	5.50	7-1-2049	3,000,000	3,356,798
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.00	5-1-2043	2,000,000	2,048,024
				42,440,122
Tax revenue: 0.08%
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,283,197
Transportation revenue: 0.38%
Central Florida Expressway Authority (AGM Insured)	4.00	7-1-2039	6,070,000	6,128,122
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2044	4,250,000	4,418,070
Miami-Dade County Expressway Authority Series A	5.00	7-1-2040	8,040,000	8,041,635
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,500,629
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,219,394
				26,307,850
The accompanying notes are an integral part of these financial statements.
14 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.05%
City of Lakeland Department of Electric Utilities	5.00%	10-1-2048	$1,250,000	$1,374,995
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2038	1,000,000	1,095,264
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2042	1,000,000	1,086,974
				3,557,233
Water & sewer revenue: 0.58%
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	3,247,673
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,788,213
JEA Water & Sewer System Revenue Series A	5.50	10-1-2054	10,000,000	11,250,845
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2048	2,605,000	2,808,664
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2053	4,000,000	4,313,194
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,330,953
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,122,855
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,721,199
				39,583,596
				453,817,070
Georgia: 2.61%
Education revenue: 0.19%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series A	6.38	7-1-2025	1,705,000	1,364,000
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	5.20	6-15-2033	850,000	870,819
Private Colleges & Universities Authority Emory University Series B	5.00	9-1-2048	4,000,000	4,201,913
Private Colleges & Universities Authority Mercer University	5.00	10-1-2040	5,000,000	5,029,823
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,490,000	1,462,154
				12,928,709
Health revenue: 0.15%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00	7-1-2038	1,500,000	1,606,236
Development Authority for Fulton County Shepherd Center, Inc. (Truist Bank LOC)ø	3.98	9-1-2035	3,700,000	3,700,000
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,280,657
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,593,506
				10,180,399
Housing revenue: 0.18%
Georgia HFA Series A%%	4.60	12-1-2049	12,000,000	11,881,876
Industrial development revenue: 0.04%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,779,747
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 15

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 2.05%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00%	3-1-2040	$1,000,000	$999,490
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	992,404
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,222,913
Development Authority of Monroe County Georgia Power Co. Series 2øø	3.88	10-1-2048	3,000,000	3,010,147
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,534,719
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	1,054,754
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,879,932
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	16,000,000	16,913,912
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	17,200,000	18,263,247
Main Street Natural Gas, Inc. Series B	5.00	6-1-2027	1,700,000	1,748,767
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	3,004,635
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	3,300,000	3,452,449
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,774,869
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	30,000,000	29,611,707
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	14,500,000	15,360,105
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00	12-1-2053	1,550,000	1,656,981
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2037	1,100,000	1,155,892
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2038	1,100,000	1,153,224
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25	7-1-2064	8,000,000	8,479,870
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	5,000,000	5,149,846
Municipal Electric Authority of Georgia Projects One Subordinated B Series A	4.00	1-1-2040	1,075,000	1,067,416
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,712,618
				140,199,897
				177,970,628
Guam: 0.10%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2035	530,000	534,745
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	1,006,510
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	745,558
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	518,275
				2,805,088
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75	9-1-2031	50,000	50,050
Miscellaneous revenue: 0.04%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,644,900
The accompanying notes are an integral part of these financial statements.
16 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.02%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00%	1-1-2050	$1,600,000	$1,643,674
				7,143,712
Hawaii: 0.40%
Airport revenue: 0.40%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,255,111
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2041	9,500,000	9,547,833
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	7,122,042
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,256,536
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	879,708
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2035	625,000	627,987
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2036	300,000	300,593
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	426,704
				27,416,514
Idaho: 0.09%
Education revenue: 0.09%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	485,000	485,407
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	1,365,000	1,366,291
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2030	980,000	956,049
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,567,182
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,350,686
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	228,573
				5,954,188
Illinois: 12.31%
Airport revenue: 0.82%
Chicago O’Hare International Airport AMT	5.00	1-1-2030	5,000,000	5,016,749
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2041	1,950,000	2,152,334
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2043	1,660,000	1,815,259
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2026	5,000,000	5,000,150
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2032	8,000,000	8,000,401
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,659,868
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,402,000
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,535,871
Chicago O’Hare International Airport Series B	5.00	1-1-2053	7,500,000	7,707,420
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 17

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Chicago O’Hare International Airport Series E (AGM Insured)	4.00%	1-1-2039	$1,500,000	$1,515,531
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	1,020,689
				55,826,272
Education revenue: 0.42%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	1,250,000	1,108,307
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	700,080
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2039	1,180,000	1,294,082
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2042	1,835,000	1,967,484
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2044	1,200,000	1,275,191
Illinois Finance Authority Noble Network of Charter Schools	6.25	9-1-2039	7,955,000	7,964,553
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,771,628
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,592,203
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,770,509
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,630,312
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2035	500,000	491,853
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2037	1,000,000	975,194
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	534,778
University of Illinois Auxiliary Facilities System Series A (NPFGC Insured)¤	0.00	4-1-2026	2,355,000	2,207,964
University of Illinois Auxiliary Facilities System Series A (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,200,768
				28,484,906
GO revenue: 3.52%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	11,124,466
Chicago Board of Education Series A	5.00	12-1-2035	6,630,000	6,919,133
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	6,233,333
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	2,046,594
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,554,465
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	3,834,601
Chicago Board of Education Series C	5.25	12-1-2039	9,000,000	9,001,355
Chicago Board of Education Series D	5.00	12-1-2046	15,000,000	14,959,261
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	6,023,731
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	4,008,538
Chicago Park District Series C (BAM Insured)	4.00	1-1-2041	4,025,000	3,967,816
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,609,538
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,697,314
City of Chicago (NPFGC Insured)¤	0.00	1-1-2025	9,935,000	9,724,103
City of Chicago (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	4,760,861
City of Chicago Series A	5.00	1-1-2027	1,410,000	1,450,660
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,616,130
City of Chicago Series A	5.25	1-1-2037	1,950,000	2,111,447
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,436,836
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,081,856
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,589,184
The accompanying notes are an integral part of these financial statements.
18 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Chicago Series A	5.50%	1-1-2043	$1,500,000	$1,580,444
City of Chicago Series A	6.00	1-1-2038	3,000,000	3,120,415
City of Chicago Series B	4.00	1-1-2038	6,615,000	6,470,912
City of Chicago Series C CAB (AGM Insured)¤	0.00	1-1-2026	7,360,000	6,957,289
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,134,718
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2035	1,370,000	1,519,120
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2036	1,150,000	1,270,968
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2037	1,250,000	1,375,142
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2038	1,000,000	1,093,909
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2040	3,500,000	3,780,617
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2043	1,650,000	1,759,114
Kane & DuPage Counties Community Unit School District No. 303 St. Charles%%	4.00	1-1-2043	2,325,000	2,264,875
Kane & DuPage Counties Community Unit School District No. 303 St. Charles%%	4.00	7-1-2044	6,050,000	5,868,591
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2025	855,000	835,658
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2026	5,050,000	4,752,592
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2027	12,050,000	10,909,318
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2040	1,265,000	1,374,305
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	10,058,542
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,805,059
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,404,242
State of Illinois	5.00	11-1-2027	1,175,000	1,205,802
State of Illinois	5.50	1-1-2030	2,900,000	3,182,974
State of Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,003,119
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	2,355,000	2,407,165
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,606,794
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,873,897
State of Illinois Series B	5.00	10-1-2028	2,750,000	2,908,721
State of Illinois Series B	5.50	5-1-2047	6,500,000	7,073,015
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,736,207
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,089,282
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,322,690
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	7,000,000	6,598,514
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	295,836
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 19

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00%	1-1-2033	$2,830,000	$2,001,751
Will County Community Unit School District No. 209-U Wilmington Series A (AGM Insured)	5.50	2-1-2041	3,660,000	3,964,380
				240,357,199
Health revenue: 1.52%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	8,459,259
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	7,061,225
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	25,000,000	25,213,797
Illinois Finance Authority Evangelical Retirement Homes of Greater Chicago Obligated Group	5.00	2-15-2022	1,680,000	386,400
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2040	4,900,000	4,080,004
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,251,944
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2047	10,660,000	10,087,148
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	12,980,000	13,053,872
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	30,000,000	31,601,130
Illinois Finance Authority University of Illinois	4.00	10-1-2050	2,000,000	1,785,506
				103,980,285
Housing revenue: 1.19%
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured)ø	3.87	4-1-2045	1,500,000	1,500,000
Metropolitan Pier & Exposition Authority Series A	4.00	12-15-2042	2,500,000	2,463,570
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	11,102,663
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2029	12,085,000	9,892,531
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2029	24,950,000	20,030,668
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	25,700,000	19,767,119
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	7,584,536
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	7,239,797
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,637,431
				81,218,315
Industrial development revenue: 0.06%
County of Peoria Caterpillar, Inc.ø	4.28	2-1-2030	4,300,000	4,300,000
Miscellaneous revenue: 0.20%
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	4,233,765
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	5,248,425
The accompanying notes are an integral part of these financial statements.
20 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00%	6-15-2025	$2,575,000	$2,476,426
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,874,303
				13,832,919
Tax revenue: 2.85%
Chicago Transit Authority Sales Tax Receipts Fund	5.00	12-1-2046	21,500,000	21,772,564
Chicago Transit Authority Sales Tax Receipts Fund	5.25	12-1-2049	23,225,000	23,278,668
Chicago Transit Authority Sales Tax Receipts Fund (AGM Insured)	5.00	12-1-2044	4,000,000	4,009,525
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2045	2,440,000	2,531,598
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,581,988
City of Chicago Sales Tax Revenue	5.00	1-1-2027	3,000,000	3,020,336
City of Chicago Sales Tax Revenue	5.00	1-1-2029	1,500,000	1,510,168
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	1,940,506
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,440,792
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2025	3,745,000	3,746,663
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2026	4,775,000	4,789,652
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2027	8,845,000	8,872,489
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	4,030,000	4,042,524
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	13,190,000	13,231,022
Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	15,000,000	17,492,960
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	11,151,079
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	5,852,839
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	12,960,000	13,521,637
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	8,978,150
Sales Tax Securitization Corp. Series A	4.00	1-1-2048	5,430,000	5,019,520
Sales Tax Securitization Corp. Series A	5.00	1-1-2038	3,000,000	3,133,364
Southwestern Illinois Development Authority	5.00	3-1-2025	645,000	602,189
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,021,369
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,955,196
State of Illinois Sales Tax Revenue Series C	5.00	6-15-2028	3,500,000	3,684,178
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	12,066,632
				194,247,608
Transportation revenue: 0.51%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	265,000	255,778
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	5,000,000	5,737,871
Illinois State Toll Highway Authority Series A	5.00	1-1-2040	6,000,000	6,043,064
Illinois State Toll Highway Authority Series A	5.00	1-1-2046	15,245,000	16,384,326
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2025	2,960,000	2,985,524
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,535,800
				34,942,363
Utilities revenue: 0.36%
City of Springfield Electric Revenue (AGM Insured)	4.00	3-1-2040	6,000,000	5,916,581
Illinois Municipal Electric Agency Series A	5.00	2-1-2030	7,000,000	7,078,718
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 21

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Illinois Municipal Electric Agency Series A	5.00%	2-1-2031	$8,000,000	$8,089,115
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,423,880
				24,508,294
Water & sewer revenue: 0.86%
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2025	1,985,000	1,986,029
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2039	12,925,000	12,931,703
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2044	4,425,000	4,427,295
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2058	5,000,000	5,378,919
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2043	2,000,000	2,192,788
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2039	5,000,000	5,014,508
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2032	3,250,000	3,421,780
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2044	9,000,000	9,015,502
City of Chicago Waterworks Revenue Series A (AGM Insured)	5.25	11-1-2048	5,000,000	5,460,475
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	4,000,000	3,944,320
Illinois Finance Authority State of Illinois Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	5,058,789
				58,832,108
				840,530,269
Indiana: 1.75%
Airport revenue: 0.04%
Indianapolis Local Public Improvement Bond Bank Series I AMT	5.00	1-1-2030	3,000,000	3,013,737
Education revenue: 0.26%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	17,000,000	17,210,685
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	352,267
				17,562,952
Health revenue: 0.34%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2033	12,885,000	12,972,619
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2036	5,000,000	5,015,757
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,375,469
Indiana Health Facility Financing Authority Ascension Health Credit Group Series 2001A-1	5.00	11-15-2034	2,750,000	2,790,347
				23,154,192
Housing revenue: 0.26%
Greater Clark Building Corp.	6.00	7-15-2038	5,000,000	5,934,115
Hobart Building Corp. School City	4.00	7-15-2035	2,295,000	2,320,391
Northwestern School Building Corp.	4.00	1-15-2043	3,005,000	2,947,413
Northwestern School Building Corp.	6.00	7-15-2039	850,000	974,546
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,217,102
The accompanying notes are an integral part of these financial statements.
22 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Tippecanoe County School Building Corp. Series B	6.00%	7-15-2038	$1,000,000	$1,203,319
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	2,072,787
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,175,611
				17,845,284
Industrial development revenue: 0.11%
City of Jeffersonville Metals USA, Inc. (Bank of America N.A. LOC)ø	4.18	12-1-2027	1,400,000	1,400,000
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	6,000,000	6,200,513
				7,600,513
Miscellaneous revenue: 0.34%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,161,353
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2039	10,535,000	10,613,573
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	2,979,241
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,299,862
				23,054,029
Tax revenue: 0.06%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00	2-1-2049	4,000,000	4,151,265
Utilities revenue: 0.16%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,650,000	4,355,011
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	3,009,994
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	4,000,000	3,746,246
				11,111,251
Water & sewer revenue: 0.18%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,388,331
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	3,052,034
Evansville Waterworks District Series A (BAM Insured)	5.00	7-1-2047	2,250,000	2,371,660
Terre Haute Sanitary District BAN	5.25	9-28-2028	3,500,000	3,499,988
				12,312,013
				119,805,236
Iowa: 0.08%
GO revenue: 0.05%
City of Cedar Rapids Series A	4.00	6-1-2048	3,630,000	3,494,473
Housing revenue: 0.03%
City of Altoona Series C	5.00	6-1-2031	1,805,000	1,850,898
				5,345,371
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 23

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Kansas: 0.27%
GO revenue: 0.08%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00%	10-1-2043	$3,000,000	$2,990,831
Wyandotte County Unified School District No. 203 Piper Series A (AGM Insured)	5.25	9-1-2052	2,500,000	2,693,352
				5,684,183
Tax revenue: 0.19%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	30,025,000	12,571,257
				18,255,440
Kentucky: 2.13%
Education revenue: 0.07%
County of Boyle Centre College of Kentucky Series A	5.25	6-1-2049	2,550,000	2,681,857
Kentucky Bond Development Corp. Centre College	4.00	6-1-2046	800,000	761,299
Kentucky Bond Development Corp. Centre College	4.00	6-1-2051	1,250,000	1,143,213
				4,586,369
Health revenue: 0.45%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,235,688
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2041	5,000,000	5,088,142
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2046	2,070,000	2,091,371
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2024	9,260,000	9,153,535
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2028	5,140,000	4,276,423
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2040	3,300,000	3,566,510
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2041	3,000,000	3,216,437
				30,628,106
Housing revenue: 0.21%
Fayette County School District Finance Corp. Series A	4.00	5-1-2038	5,600,000	5,526,918
Kentucky Bond Corp. Series D	4.50	2-1-2052	2,355,000	2,359,734
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	6,000,000	6,555,892
				14,442,544
Industrial development revenue: 0.06%
County of Trimble Kentucky Utilities Co. AMTøø	4.70	6-1-2054	4,000,000	4,022,997
Miscellaneous revenue: 0.04%
Kentucky State University (BAM Insured)	4.00	11-1-2046	640,000	618,945
The accompanying notes are an integral part of these financial statements.
24 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Kentucky State University (BAM Insured)	4.00%	11-1-2051	$1,000,000	$946,380
Kentucky State University (BAM Insured)	4.00	11-1-2056	1,000,000	941,653
				2,506,978
Tax revenue: 0.08%
Tender Option Bond Trust Receipts/Certificates Series 2018- XG0161 (AGM Insured) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.01	12-1-2041	5,460,000	5,460,000
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2030	2,000,000	1,515,963
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	1,962,925
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,650,415
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.40	7-1-2033	1,000,000	1,193,509
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.45	7-1-2034	2,505,000	2,992,510
				9,315,322
Utilities revenue: 1.09%
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	27,475,000	27,506,571
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	17,250,000	18,623,681
Kentucky Public Energy Authority Series Bøø	4.00	1-1-2049	23,250,000	23,307,328
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	5,385,000	5,387,340
				74,824,920
				145,787,236
Louisiana: 1.42%
Airport revenue: 0.28%
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2036	1,750,000	1,833,598
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2037	1,750,000	1,829,847
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2038	1,500,000	1,565,228
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2040	3,000,000	3,011,595
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2034	4,500,000	4,514,412
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,150,103
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT (AGM Insured)	5.00	1-1-2033	3,000,000	3,011,083
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2040	2,000,000	2,081,780
				18,997,646
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 25

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.03%
City of New Orleans Series A	5.00%	12-1-2046	$2,000,000	$2,099,792
Industrial development revenue: 0.36%
Louisiana Local Government Environmental Facilities & CDA Honeywell International, Inc.ø	4.28	12-1-2036	4,000,000	4,000,000
Louisiana Offshore Terminal Authority Loop LLC Series 2013Cøø	4.20	9-1-2034	5,200,000	5,243,476
Louisiana Offshore Terminal Authority Loop LLC Series Aøø	4.20	9-1-2033	15,000,000	15,107,910
				24,351,386
Miscellaneous revenue: 0.02%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,730,000	1,604,479
Tax revenue: 0.56%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	10,868,727
Ernest N Morial New Orleans Exhibition Hall Authority	5.50	7-15-2053	5,000,000	5,520,652
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	21,577,682
				37,967,061
Water & sewer revenue: 0.17%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	1,109,712
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,554,648
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2038	350,000	352,010
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2039	400,000	401,290
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2040	350,000	349,766
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2036	730,000	729,477
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2044	1,000,000	950,658
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	5,389,510
Greater Ouachita Water Co. (BAM Insured)	4.50	9-1-2053	1,150,000	1,144,584
				11,981,655
				97,002,019
Maine: 0.16%
Health revenue: 0.16%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2040	1,700,000	1,680,006
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2045	4,500,000	4,365,507
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,501,677
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,633,384
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2046	500,000	481,138
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2050	1,000,000	947,873
				10,609,585
The accompanying notes are an integral part of these financial statements.
26 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Maryland: 0.43%
Education revenue: 0.12%
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.75%	8-1-2033	$1,585,000	$1,629,121
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	7.00	8-1-2046	6,085,000	6,282,902
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	145,000	145,019
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	200,021
				8,257,063
Health revenue: 0.09%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,807,155
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2045	745,000	707,796
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	791,888
				6,306,839
Housing revenue: 0.17%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	8,000,000	8,051,992
Maryland Stadium Authority Series A	5.00	9-1-2037	3,000,000	3,359,615
				11,411,607
Tax revenue: 0.03%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	2,500,000	2,073,509
Water & sewer revenue: 0.02%
City of Baltimore Water Utility Fund Series A	4.00	7-1-2039	500,000	504,153
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	501,482
				1,005,635
				29,054,653
Massachusetts: 3.67%
Airport revenue: 0.12%
Massachusetts Port Authority Series A AMT	5.00	7-1-2039	4,005,000	4,319,063
Massachusetts Port Authority Series A AMT	5.00	7-1-2042	2,000,000	2,129,475
Massachusetts Port Authority Series E AMT	5.00	7-1-2046	1,975,000	2,072,835
				8,521,373
Education revenue: 0.28%
Collegiate Charter School of Lowell	5.00	6-15-2039	1,000,000	1,007,916
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,750,601
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	1,981,007
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2050	2,750,000	2,195,884
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,614,660
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 27

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Massachusetts Development Finance Agency Suffolk University	4.00%	7-1-2051	$1,000,000	$843,142
Massachusetts Educational Financing Authority Series B AMT	4.25	7-1-2032	1,800,000	1,782,498
University of Massachusetts Building Authority Series 1	5.00	11-1-2036	1,590,000	1,618,344
				18,794,052
GO revenue: 1.21%
Commonwealth of Massachusetts Series A	5.00	5-1-2053	13,000,000	13,951,489
Commonwealth of Massachusetts Series A	5.00	1-1-2054	23,000,000	24,753,640
Commonwealth of Massachusetts Series D	5.00	10-1-2053	10,000,000	10,760,458
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	16,440,055
Commonwealth of Massachusetts Series E	5.00	11-1-2052	5,000,000	5,354,665
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,862,067
Commonwealth of Massachusetts Series F	5.00	11-1-2041	5,000,000	5,197,065
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0339 (Morgan Stanley Bank LIQ)144Aø	3.90	10-1-2047	4,000,000	4,000,000
				82,319,439
Health revenue: 0.73%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	4,950,000	4,970,173
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	6,000,000	6,001,114
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	7,805,000	8,360,369
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	3,045,080
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2040	1,000,000	984,768
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,171,065
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	15,000,000	15,972,964
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	6,163,259
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,395,791
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	3.85	7-1-2040	770,000	770,000
				49,834,583
Miscellaneous revenue: 0.15%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00	7-1-2052	9,450,000	10,164,497
Tax revenue: 0.90%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,659,428
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2048	11,510,000	11,902,200
The accompanying notes are an integral part of these financial statements.
28 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00%	6-1-2049	$21,500,000	$22,519,689
Commonwealth of Massachusetts Transportation Fund Revenue Series B	5.00	6-1-2051	17,000,000	18,431,007
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,032,082
				61,544,406
Water & sewer revenue: 0.28%
Massachusetts Water Resources Authority Series B (AGM Insured)	5.25	8-1-2038	15,490,000	19,240,124
				250,418,474
Michigan: 3.14%
Airport revenue: 0.13%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,210,328
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00	12-1-2046	1,400,000	1,463,815
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2029	6,000,000	6,071,914
				8,746,057
Education revenue: 0.16%
Michigan Finance Authority Albion College	4.00	12-1-2041	4,145,000	2,680,724
Michigan Finance Authority Bradford Academy	4.30	9-1-2030	930,000	865,691
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	1,205,000	1,040,849
Michigan Finance Authority Bradford Academy	5.00	9-1-2050	4,530,000	3,734,229
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	1,030,000	1,030,761
University of Michigan Series Bø	3.69	4-1-2028	1,665,000	1,665,000
				11,017,254
GO revenue: 0.08%
Okemos Public Schools Series II (Qualified School Board Loan Fund Insured)	5.00	5-1-2049	2,250,000	2,433,067
Okemos Public Schools Series II (Qualified School Board Loan Fund Insured)	5.00	5-1-2054	3,000,000	3,239,531
				5,672,598
Health revenue: 0.26%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	619,441
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	970,000	933,917
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	4,043,475
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	3,600,000	3,643,658
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016MI	5.00	12-1-2034	8,055,000	8,252,989
				17,493,480
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 29

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.58%
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00%	10-1-2031	$1,340,000	$1,343,447
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2032	2,000,000	2,005,044
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2033	2,975,000	2,982,278
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2034	6,615,000	6,630,685
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2039	7,955,000	7,964,879
Michigan Municipal Bond Finance Authority Series C (Ambac Insured)	4.75	5-1-2027	3,415,000	3,456,408
Michigan State Building Authority Series I	5.00	4-15-2041	14,295,000	14,665,252
Michigan State Housing Development Authority Series D (TD Bank N.A. SPA)ø	3.97	6-1-2030	800,000	800,000
				39,847,993
Miscellaneous revenue: 0.57%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	6,000,000	5,662,302
Michigan Finance Authority Detroit Income Tax Revenue Series F1	4.50	10-1-2029	7,000,000	7,003,297
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	7,895,000	7,898,793
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	18,345,000	18,350,905
				38,915,297
Tax revenue: 0.16%
Detroit Downtown Development Authority Catalyst Development Area Series A (AGM Insured)	5.00	7-1-2043	4,975,000	4,990,156
Detroit Downtown Development Authority Catalyst Development Area Series A (AGM Insured)	5.00	7-1-2048	6,000,000	6,018,279
				11,008,435
Utilities revenue: 0.16%
Lansing Board of Water & Light Series A	5.25	7-1-2054	9,600,000	10,632,155
Water & sewer revenue: 1.04%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	8,500,000	8,674,574
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	11,000,000	11,069,619
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	11,000,000	11,071,200
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2035	2,000,000	2,021,519
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2025	2,000,000	2,001,525
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2026	1,945,000	1,946,483
The accompanying notes are an integral part of these financial statements.
30 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00%	7-1-2027	$2,260,000	$2,261,723
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2028	3,480,000	3,482,653
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2032	5,750,000	5,754,383
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2030	12,000,000	12,009,147
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2031	6,500,000	6,504,955
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2027	1,000,000	1,000,762
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2036	3,250,000	3,252,477
				71,051,020
				214,384,289
Minnesota: 0.60%
Education revenue: 0.04%
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.90	4-1-2037	2,380,000	2,380,000
GO revenue: 0.02%
County of Hennepin Series A	5.00	12-1-2037	1,000,000	1,060,580
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	228,916
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	244,689
				1,534,185
Health revenue: 0.42%
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	2,005,922
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	3.70	11-15-2038	2,500,000	2,500,000
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	13,775,000	13,489,986
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	10,000,000	10,947,610
				28,943,518
Housing revenue: 0.06%
Minnesota Housing Finance Agency Series G AMT (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	3.85	1-1-2034	4,155,000	4,155,000
Utilities revenue: 0.06%
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2042	3,895,000	3,956,302
				40,969,005
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 31

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Mississippi: 0.09%
Miscellaneous revenue: 0.09%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00%	9-1-2030	$6,155,000	$6,160,564
Missouri: 0.66%
GO revenue: 0.13%
Liberty Public School District No. 53	4.00	3-1-2043	4,050,000	3,982,951
St. Louis School District	4.00	4-1-2030	4,840,000	4,868,946
				8,851,897
Miscellaneous revenue: 0.39%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2037	3,000,000	3,124,021
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	23,075,000	23,614,607
				26,738,628
Water & sewer revenue: 0.14%
City of Kansas City Sanitary Sewer System Revenue Series A	4.00	1-1-2049	5,000,000	4,828,493
City of Kansas City Water Revenue Series A	5.00	12-1-2048	4,500,000	4,878,999
				9,707,492
				45,298,017
Nebraska: 0.40%
Health revenue: 0.02%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2040	1,150,000	1,135,066
Utilities revenue: 0.38%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	19,810,000	19,830,652
Central Plains Energy Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,386,864
				26,217,516
				27,352,582
Nevada: 1.89%
GO revenue: 1.78%
City of Henderson Series A-1	4.00	6-1-2045	4,610,000	4,567,558
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	4,098,517
City of Henderson Series B-1	4.00	6-1-2040	3,340,000	3,354,521
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,343,669
City of Reno Series A (AGM Insured)	5.00	6-1-2030	3,420,000	3,420,611
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	9,638,874
Clark County School District Series A (AGM Insured)	4.00	6-15-2036	850,000	862,678
Clark County School District Series A (AGM Insured)	4.00	6-15-2037	900,000	910,300
Clark County School District Series A (AGM Insured)	4.00	6-15-2038	850,000	854,267
Clark County School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,000,474
Clark County School District Series A (AGM Insured)	5.00	6-15-2032	900,000	981,238
Clark County School District Series A (AGM Insured)	5.00	6-15-2033	825,000	902,142
Clark County School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,040,032
Clark County School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,095,295
The accompanying notes are an integral part of these financial statements.
32 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
County of Clark Series A	5.00%	6-1-2043	$9,360,000	$9,822,947
County of Clark Series A##	5.00	5-1-2048	50,215,000	52,210,268
County of Clark Series C	4.00	7-1-2032	6,000,000	6,067,888
Las Vegas Valley Water District Series A	4.00	6-1-2034	4,600,000	4,796,013
Las Vegas Valley Water District Series D	4.00	6-1-2047	15,235,000	14,851,511
				121,818,803
Industrial development revenue: 0.04%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	1,076,549
State of Nevada Department of Business & Industry DesertXpress Enterprises LLC AMT144Aøø	4.00	1-1-2050	2,000,000	2,000,483
				3,077,032
Tax revenue: 0.07%
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00	7-1-2043	4,500,000	4,465,779
				129,361,614
New Hampshire: 0.49%
Education revenue: 0.25%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	10,802,227
New Hampshire Health & Education Facilities Authority Act University System (BAM Insured)	5.25	7-1-2048	5,860,000	6,405,069
				17,207,296
Health revenue: 0.11%
New Hampshire Health & Education Facilities Authority Act Concord Hospital Obligated Group	5.00	10-1-2047	5,000,000	5,095,882
New Hampshire Health & Education Facilities Authority Act Dartmouth-Hitchcock Obligated Group Series A	5.00	8-1-2036	2,660,000	2,762,119
				7,858,001
Housing revenue: 0.09%
New Hampshire Business Finance Authority Series 1-A	4.13	1-20-2034	6,063,238	5,948,421
Resource recovery revenue: 0.04%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,560,000	2,626,872
				33,640,590
New Jersey: 2.40%
Airport revenue: 0.02%
South Jersey Port Corp. Series S-1	5.00	1-1-2039	1,350,000	1,374,150
Education revenue: 0.01%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2047	750,000	712,955
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 33

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.24%
City of Newark Series A	5.00%	7-15-2025	$5,000,000	$5,060,826
City of Newark Series A	5.00	7-15-2026	2,205,000	2,232,270
City of Newark Series A	5.00	7-15-2027	6,035,000	6,106,959
City of Newark Series A	5.25	7-15-2024	1,325,000	1,325,531
City of Newark Series B	5.00	7-15-2025	385,000	389,684
City of Newark Series B	5.00	7-15-2026	395,000	399,885
City of Newark Series B	5.00	7-15-2027	405,000	409,829
City of Newark Series B	5.25	7-15-2024	375,000	375,150
				16,300,134
Housing revenue: 1.49%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	15,000,000	15,783,498
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,487,978
New Jersey EDA Portal North Bridge Project Series A	5.00	11-1-2038	5,000,000	5,499,459
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	3,000,000	3,318,846
New Jersey Educational Facilities Authority Department of the Treasury	5.00	6-15-2025	5,830,000	5,834,985
New Jersey TTFA Series A¤	0.00	12-15-2026	1,150,000	1,050,785
New Jersey TTFA Series A¤	0.00	12-15-2028	10,100,000	8,562,108
New Jersey TTFA Series A¤	0.00	12-15-2029	11,875,000	9,698,289
New Jersey TTFA Series A¤	0.00	12-15-2030	8,000,000	6,283,090
New Jersey TTFA Series A¤	0.00	12-15-2031	4,500,000	3,400,604
New Jersey TTFA Series A¤	0.00	12-15-2039	10,000,000	5,405,853
New Jersey TTFA Series A	5.00	12-15-2036	1,500,000	1,578,616
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,203,042
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,000,261
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	8,047,388
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,566,121
New Jersey TTFA Series CC	5.50	6-15-2050	5,000,000	5,511,765
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	9,465,000	9,473,459
				101,706,147
Industrial development revenue: 0.09%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	5,960,000	5,965,662
Miscellaneous revenue: 0.18%
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,465,698
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,133,339
				12,599,037
Tax revenue: 0.05%
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,232,201
Transportation revenue: 0.28%
New Jersey Turnpike Authority Series A	4.00	1-1-2042	16,405,000	16,557,905
The accompanying notes are an integral part of these financial statements.
34 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
South Jersey Transportation Authority Series A	5.00%	11-1-2041	$1,000,000	$1,064,423
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,500,000	1,594,477
				19,216,805
Water & sewer revenue: 0.04%
Jersey City Municipal Utilities Authority Water Fund Series C (AGM Insured)	5.00	10-15-2049	2,300,000	2,508,726
				163,615,817
New Mexico: 0.23%
Industrial development revenue: 0.15%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	5,000,000	4,435,463
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	6,209,647
				10,645,110
Utilities revenue: 0.08%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	5,140,000	5,188,608
				15,833,718
New York: 12.78%
Airport revenue: 1.61%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	4,000,000	4,349,672
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,390,672
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,133,147
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	3,000,000	3,183,296
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	13,000,000	13,749,700
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,532,908
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2039	700,000	691,277
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	879,747
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	1,000,000	1,062,169
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	736,905
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,681,725
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,891,605
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2037	1,750,000	1,885,271
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	18,000,000	18,984,208
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 35

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK NTO LLC AMT	6.00%	6-30-2054	$6,500,000	$7,138,491
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.00	6-30-2049	5,000,000	5,202,728
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2041	3,250,000	3,250,017
Port Authority of New York & New Jersey AMT	4.00	11-1-2041	2,275,000	2,201,319
Port Authority of New York & New Jersey Series 193 AMT	5.00	10-15-2028	1,760,000	1,781,331
Port Authority of New York & New Jersey Series 205TH	5.25	11-15-2039	16,580,000	17,499,170
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	7,000,000	6,879,893
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,077,420
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,782,295
				109,964,966
Education revenue: 0.83%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	3.99	7-1-2032	1,970,000	1,970,000
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	7,469,845
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	6.75	4-15-2043	2,000,000	2,237,222
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series B144A	6.75	4-15-2043	3,290,000	3,680,230
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	5,000,000	3,920,663
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	9,477,532
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	6,085,000	6,317,140
Monroe County Industrial Development Corp. University of Rochester Series A	5.00	7-1-2053	7,000,000	7,575,760
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,221,757
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	937,076
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	344,003
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,488,328
New York State Dormitory Authority St. John’s University Series A	4.00	7-1-2048	2,000,000	1,925,597
Westchester County Local Development Corp. Pace University Series Bøø	4.72	5-1-2044	5,000,000	5,000,000
				56,565,153
GO revenue: 1.92%
City of New York Series 3ø	4.90	4-1-2042	3,400,000	3,400,000
City of New York Series A-1	5.25	9-1-2042	8,750,000	9,773,288
City of New York Series A-1	5.25	9-1-2043	21,165,000	23,543,749
City of New York Series B-1	5.00	10-1-2038	2,650,000	2,848,992
City of New York Series C	4.00	8-1-2039	3,000,000	3,014,141
City of New York Series C	5.25	3-1-2053	37,500,000	41,389,954
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,704,555
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,112,807
City of New York Series E1	5.25	4-1-2047	10,000,000	11,052,705
City of New York Series E-1	5.00	3-1-2039	8,800,000	9,181,806
The accompanying notes are an integral part of these financial statements.
36 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New York Series F-1	5.00%	3-1-2043	$4,000,000	$4,315,422
City of New York Series F-1	5.00	3-1-2050	6,500,000	6,897,429
City of Yonkers Series C (AGM Insured)	5.00	3-15-2036	2,000,000	2,237,854
City of Yonkers Series C (AGM Insured)	5.00	3-15-2037	1,100,000	1,225,708
City of Yonkers Series C (AGM Insured)	5.00	3-15-2038	1,140,000	1,263,825
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	942,192
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	826,265
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,096,093
				130,826,785
Health revenue: 0.02%
Westchester County Local Development Corp. County Health Care Corp. Obligated Group (AGM Insured)	5.25	11-1-2034	1,000,000	1,129,108
Housing revenue: 0.50%
New York City Transitional Finance Authority Building Aid Revenue Series S-2	5.00	7-15-2041	13,805,000	13,970,641
New York City Transitional Finance Authority Building Aid Revenue Series S-3A	4.00	7-15-2038	8,500,000	8,534,366
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	5,000	5,372
New York State Thruway Authority Personal Income Tax Revenue Series A-1	4.00	3-15-2044	5,000,000	4,923,293
Yonkers Industrial Development Agency New Community School Project	5.00	5-1-2047	5,000,000	5,311,193
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,721,974
				34,466,839
Industrial development revenue: 0.67%
Monroe County Industrial Development Corp. CDS Monarch, Inc. (Citizens Bank LOC)ø	4.00	7-1-2027	370,000	370,000
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	898,985
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,884,433
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2032	12,000,000	12,387,243
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	21,025,850
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	3,000,000	3,121,235
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2034	5,005,000	5,160,949
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,500,000	1,293,000
				46,141,695
Miscellaneous revenue: 0.72%
Hudson Yards Infrastructure Corp. Series A (AGM Insured)	4.00	2-15-2047	8,000,000	7,734,221
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 37

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00%	1-1-2031	$1,000,000	$1,090,070
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00	2-15-2043	4,500,000	4,388,543
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	1,745,000	1,841,161
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,054,525
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	3,000,000	3,126,913
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	16,190,508
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-1	4.00	5-15-2046	1,250,000	1,225,959
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,627,369
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C-1A	4.00	5-15-2042	2,250,000	2,227,689
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	2,400,000	1,933,146
				49,440,104
Tax revenue: 3.49%
New York City Transitional Finance Authority Building Aid Revenue Series S-1	5.00	7-15-2040	3,155,000	3,176,784
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	1,900,000	1,887,174
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	5.00	8-1-2031	17,075,000	17,092,630
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,332,274
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00	8-1-2037	12,140,000	12,605,381
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2041	5,580,000	5,474,838
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	4,959,086
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	10,000,000	9,786,080
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2043	2,335,000	2,305,202
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	10,514,153
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.50	11-1-2045	21,670,000	24,599,663
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2038	4,000,000	4,069,532
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	5-1-2042	2,390,000	2,458,151
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2044	5,770,000	6,646,384
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2047	7,040,000	8,030,667
The accompanying notes are an integral part of these financial statements.
38 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00%	2-15-2034	$3,790,000	$3,896,293
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	7,198,013
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.25	3-15-2052	4,500,000	4,974,783
New York State Dormitory Authority Personal Income Tax Revenue Series B	5.00	2-15-2045	7,330,000	7,387,126
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,007,751
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00	2-15-2048	12,500,000	13,207,366
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	5,910,276
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,651,418
New York State Dormitory Authority Personal Income Tax Revenue Series E	5.00	2-15-2044	9,600,000	9,678,387
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00	3-15-2048	10,000,000	10,838,986
New York State Urban Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2041	3,750,000	4,067,462
New York State Urban Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2042	4,075,000	4,407,252
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	7,991,859
New York State Urban Development Corp. Personal Income Tax Revenue Series C	5.00	3-15-2047	8,000,000	8,520,216
New York State Urban Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	8,040,000	7,962,284
New York State Urban Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2046	5,670,000	5,553,839
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2059	5,075,000	5,584,931
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2064	4,000,000	4,384,820
				238,161,061
Transportation revenue: 1.34%
Metropolitan Transportation Authority Series A	5.25	11-15-2049	10,000,000	10,884,977
Metropolitan Transportation Authority Series A-1øø	5.00	11-15-2048	7,300,000	7,326,687
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	12,640,000	13,287,232
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,601,146
Metropolitan Transportation Authority Series C (AGM Insured)	5.00	11-15-2041	9,700,000	10,195,785
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,149,711
Metropolitan Transportation Authority Series C-1	5.00	11-15-2035	2,000,000	2,034,910
Metropolitan Transportation Authority Series D-1øø	5.00	11-15-2034	5,000,000	5,018,249
Metropolitan Transportation Authority Series G-3 (SIFMA Municipal Swap+0.43%)±	4.31	11-1-2031	15,000,000	14,956,604
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2044	3,975,000	4,119,155
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,334,624
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 39

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Triborough Bridge & Tunnel Authority Series A	5.00%	11-15-2049	$7,750,000	$8,222,500
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,430,010
				91,561,590
Utilities revenue: 0.10%
Utility Debt Securitization Authority	5.00	12-15-2037	3,780,000	3,845,237
Utility Debt Securitization Authority	5.00	12-15-2040	2,870,000	2,998,261
				6,843,498
Water & sewer revenue: 1.58%
New York City Municipal Water Finance Authority Series BB-1	5.25	6-15-2054	7,000,000	7,719,654
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	5,250,000	5,751,844
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00	6-15-2049	12,240,000	12,834,968
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.25	6-15-2054	11,005,000	12,185,404
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25	6-15-2047	24,940,000	26,743,912
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00	6-15-2048	3,000,000	3,091,038
New York State Environmental Facilities Corp. Revolving Fund Series A	5.00	6-15-2045	26,855,000	27,123,641
New York State Environmental Facilities Corp. Revolving Fund Series B	5.00	6-15-2048	10,035,000	10,451,452
Western Nassau County Water Authority Series A	4.00	4-1-2046	1,100,000	1,074,376
Western Nassau County Water Authority Series A	4.00	4-1-2051	1,000,000	962,674
				107,938,963
				873,039,762
North Carolina: 0.69%
Airport revenue: 0.05%
Raleigh Durham Airport Authority Series A AMT	5.00	5-1-2035	3,400,000	3,625,534
Education revenue: 0.03%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	494,105
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00	1-1-2033	1,000,000	1,024,248
University of North Carolina at Asheville	5.00	6-1-2042	625,000	632,408
				2,150,761
Health revenue: 0.07%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00	1-15-2036	500,000	533,173
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group	5.00	11-1-2031	1,500,000	1,540,342
The accompanying notes are an integral part of these financial statements.
40 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00%	9-1-2051	$1,100,000	$899,366
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,505,376
				4,478,257
Housing revenue: 0.08%
City of Raleigh Series A	5.00	10-1-2033	1,000,000	1,003,346
North Carolina Capital Facilities Finance Agency NCA&T University Foundation LLC Series A (AGC Insured)	5.00	6-1-2027	1,000,000	1,010,637
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	2,250,000	2,261,210
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.55	7-1-2044	1,000,000	1,004,131
				5,279,324
Miscellaneous revenue: 0.01%
City of Charlotte Series C	5.00	6-1-2030	1,000,000	1,000,981
Resource recovery revenue: 0.15%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.95	6-1-2038	10,000,000	10,000,148
Transportation revenue: 0.19%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00	6-30-2028	1,275,000	1,287,208
North Carolina Turnpike Authority (AGM Insured)	5.00	1-1-2049	4,500,000	4,701,941
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	508,621
North Carolina Turnpike Authority Series A (AGM Insured)	5.00	1-1-2054	6,000,000	6,355,367
				12,853,137
Water & sewer revenue: 0.11%
Town of Fuquay-Varina Combined Utilities Revenue Series A	4.00	2-1-2049	8,000,000	7,757,097
				47,145,239
North Dakota: 0.19%
Miscellaneous revenue: 0.13%
University of North Dakota Series A COP	5.00	4-1-2057	9,000,000	9,210,380
Water & sewer revenue: 0.06%
North Dakota PFA Series A	5.00	10-1-2038	3,780,000	3,995,998
				13,206,378
Ohio: 1.44%
Education revenue: 0.07%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	593,781
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 41

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Allen County Port Authority University of Northwestern Ohio Series A	4.00%	12-1-2040	$720,000	$620,994
Ohio Higher Educational Facility Commission Kenyon College	5.00	7-1-2037	3,100,000	3,478,316
				4,693,091
GO revenue: 0.06%
State of Ohio Series A	5.00	2-1-2036	4,265,000	4,363,196
Health revenue: 0.68%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	4,830,000	4,643,629
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,764,014
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	5,070,570
County of Franklin OhioHealth Obligated Group Series A	4.00	5-15-2047	1,000,000	947,164
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,316,937
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	5,000,000	5,093,536
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,628,783
County of Hamilton TriHealth Obligated Group Series A (JPMorgan Chase Bank N.A. SPA)ø	3.79	8-15-2051	1,700,000	1,700,000
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	7,474,520
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	4,250,000	4,332,945
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,854,043
State of Ohio Children’s Hospital Medical Center of Akron Obligated Group Series A	5.25	8-15-2048	5,000,000	5,494,550
				46,320,691
Housing revenue: 0.44%
Ohio Water Development Authority	5.00	12-1-2035	5,390,000	5,577,331
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,066,694
RiverSouth Authority Series A	5.75	12-1-2027	1,925,000	1,925,426
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2026	2,030,000	2,045,681
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2028	1,610,000	1,621,811
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2030	2,250,000	2,265,631
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2035	12,000,000	12,072,883
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2039	2,500,000	2,510,583
				30,086,040
Tax revenue: 0.08%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,207,324
The accompanying notes are an integral part of these financial statements.
42 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.05%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-2	5.00%	6-1-2055	$3,500,000	$3,226,506
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	6,000,000	561,092
				3,787,598
Transportation revenue: 0.03%
Summit County Development Finance Authority University of Akron Parking Project	5.50	12-1-2043	1,700,000	1,834,528
Utilities revenue: 0.03%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	2,010,466
				98,302,934
Oklahoma: 0.85%
Airport revenue: 0.43%
Oklahoma City Airport Trust AMT	5.00	7-1-2043	9,000,000	9,164,973
Oklahoma City Airport Trust AMT	5.00	7-1-2047	11,500,000	11,657,304
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.00	6-1-2043	4,485,000	4,581,622
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	3,770,000	3,863,731
				29,267,630
Education revenue: 0.01%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	6.00	6-15-2044	1,000,000	1,023,597
Health revenue: 0.06%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2032	2,365,000	2,387,502
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	4.40	8-15-2031	1,550,000	1,550,000
				3,937,502
Housing revenue: 0.34%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2030	2,000,000	2,041,835
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2031	1,145,000	1,169,189
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,392,410
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,439,143
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	3,922,733
Oklahoma Development Finance Authority State University Series A	5.25	6-1-2037	4,535,000	5,082,032
Pontotoc County Educational Facilities Authority Ada Independent School District No. 19	4.00	9-1-2040	1,000,000	948,101
				22,995,443
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 43

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.01%
Oklahoma Turnpike Authority Series A	5.00%	1-1-2042	$1,000,000	$1,012,622
				58,236,794
Oregon: 0.59%
Airport revenue: 0.03%
Port of Portland Airport Revenue Series 24B AMT	5.00	7-1-2034	1,905,000	1,952,440
Health revenue: 0.46%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	4,500,000	4,761,571
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	495,326
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25	11-15-2050	500,000	475,338
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38	11-15-2055	1,000,000	955,496
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	4,390,000	4,580,476
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AGM Insured)	4.00	8-15-2045	13,650,000	13,108,719
Oregon Health & Science University Obligated Group Series A	4.00	7-1-2044	2,000,000	1,956,774
Salem Hospital Facility Authority Health Obligated Group Series A	5.00	5-15-2046	5,000,000	5,053,690
				31,387,390
Utilities revenue: 0.10%
City of Eugene Electric Utility System Revenue	5.00	8-1-2049	4,500,000	4,893,297
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,238,941
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	776,443
				6,908,681
				40,248,511
Pennsylvania: 6.61%
Airport revenue: 0.54%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	10,699,143
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	2,000,000	1,920,237
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2029	1,000,000	1,030,040
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2031	750,000	772,235
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	7,860,000	7,961,814
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2047	9,950,000	10,040,507
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2037	1,695,000	1,689,273
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2038	1,260,000	1,256,538
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2039	1,830,000	1,801,649
				37,171,436
Education revenue: 0.20%
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,629,680
The accompanying notes are an integral part of these financial statements.
44 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00%	5-1-2046	$4,885,000	$5,107,948
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2043	2,500,000	2,525,340
Philadelphia IDA St. Joseph’s University Series C	4.00	11-1-2038	1,000,000	982,739
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	1,250,000	1,302,891
State Public School Building Authority Community College of Philadelphia Series A (BAM Insured)	5.00	6-15-2026	2,000,000	2,023,128
				13,571,726
GO revenue: 0.60%
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2044	1,275,000	1,389,073
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2047	3,600,000	3,870,168
North Pocono School District Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,226,680
North Pocono School District Series A (AGM Insured)	4.00	9-15-2032	1,750,000	1,789,529
School District of Philadelphia Series A	4.00	9-1-2037	2,365,000	2,385,445
School District of Philadelphia Series A	4.00	9-1-2038	1,700,000	1,708,414
School District of Philadelphia Series A	5.00	9-1-2024	2,075,000	2,078,652
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	5,500,000	5,528,368
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	7,000,000	7,003,055
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,884,722
West Mifflin School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,192,540
West Mifflin School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,230,640
West Mifflin School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,032,994
Williamsport Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,440,170
Williamsport Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,490,171
Williamsport Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,555,181
Williamsport Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,205,147
				41,010,949
Health revenue: 1.85%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	5.00	4-1-2047	5,000,000	5,082,401
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.58	11-15-2047	10,000,000	9,974,329
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,201,974
Chester County Health & Education Facilities Authority Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	3,279,679
Geisinger Authority Health System Obligated Group Series A-1	4.00	2-15-2047	10,000,000	9,556,536
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	4,175,000	4,495,880
Lancaster County Hospital Authority Health System Obligated Group	5.00	8-15-2046	10,000,000	10,122,269
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2035	2,750,000	2,743,060
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2038	1,000,000	986,301
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 45

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00%	9-1-2031	$4,100,000	$4,335,026
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2043	3,085,000	3,165,161
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.00	8-15-2049	6,000,000	6,433,513
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.25	8-15-2053	10,000,000	10,955,669
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	1,250,000	1,307,276
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,580,033
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	5,821,540
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	3,811,709
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-1-2030	8,995,000	8,998,629
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2036	1,000,000	1,101,251
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,345,219
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,790,237
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	6,500,000	6,248,570
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	7,000,000	7,236,458
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,070,930
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2045	2,640,000	2,649,978
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Obligated Group Series A (Bank of America N.A. LOC)ø	3.82	1-1-2038	1,600,000	1,600,000
Quakertown General Authority LifeQuest Obligated Group Series C	4.50	7-1-2027	465,000	452,050
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	943,867
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	571,185
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	700,000	717,459
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	563,969
				126,142,158
Housing revenue: 1.07%
Chester County School Authority Intermediate Unit (BAM Insured)	5.00	4-1-2041	1,745,000	1,862,268
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	607,761
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,579,738
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.75	6-30-2048	6,000,000	6,501,881
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	6.00	6-30-2061	3,500,000	3,836,322
Pennsylvania Housing Finance Agency	4.45	10-1-2044	3,000,000	3,022,295
Pennsylvania Housing Finance Agency Series 142-A	5.00	10-1-2043	5,900,000	6,125,900
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,970,000	3,118,800
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,915,000	1,954,372
The accompanying notes are an integral part of these financial statements.
46 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
State Public School Building Authority School District of Philadelphia Series A	5.00%	6-1-2035	$16,715,000	$17,016,278
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2030	3,800,000	3,930,968
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2031	5,000,000	5,141,915
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,089,837
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2031	1,110,000	1,134,702
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,180,823
				73,103,860
Miscellaneous revenue: 0.08%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	4,527,084
Pennsylvania Finance Authority Hills Project Series B (NPFGC Insured)¤	0.00	12-1-2025	1,060,000	1,003,516
				5,530,600
Resource recovery revenue: 0.16%
Pennsylvania EDFA Republic Services, Inc. AMTøø	4.00	6-1-2044	11,000,000	10,999,989
Tax revenue: 0.09%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	791,472
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	2,000,000	2,060,703
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,286,325
				6,138,500
Tobacco revenue: 0.18%
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	12,000,000	12,073,369
Transportation revenue: 1.54%
Delaware River Port Authority	5.00	1-1-2040	17,000,000	17,018,212
Pennsylvania EDFA Series A (AGM Insured)	4.13	1-1-2044	1,140,000	1,109,351
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2032	2,110,000	2,298,668
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2033	2,455,000	2,658,254
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2039	1,500,000	1,608,732
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,259,596
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25	12-1-2048	5,145,000	5,367,833
Pennsylvania Turnpike Commission (TD Bank N.A. LOC)ø	3.95	12-1-2039	1,500,000	1,500,000
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2040	1,000,000	1,101,672
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2041	3,000,000	3,289,064
Pennsylvania Turnpike Commission Series 2nd	5.00	12-1-2035	9,900,000	10,363,740
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	9,305,037
Pennsylvania Turnpike Commission Series A (AGM Insured)	4.00	12-1-2049	8,095,000	7,745,722
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2041	9,345,000	9,483,370
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 47

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Pennsylvania Turnpike Commission Series A-1	5.00%	12-1-2047	$1,750,000	$1,810,077
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,947,862
Pennsylvania Turnpike Commission Series B	5.25	12-1-2052	8,250,000	8,968,203
Pennsylvania Turnpike Commission Series B-1	5.00	6-1-2028	1,450,000	1,502,597
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2027	1,260,000	1,321,847
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2031	5,000,000	5,199,624
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,416,845
				105,276,306
Utilities revenue: 0.07%
Philadelphia Gas Works Co. Series A (AGM Insured)	4.00	8-1-2045	5,000,000	4,888,840
Water & sewer revenue: 0.23%
City of Philadelphia Water & Wastewater Revenue Series B	5.00	7-1-2033	8,000,000	8,086,074
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,378,680
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	4,953,827
				15,418,581
				451,326,314
Rhode Island: 0.22%
Airport revenue: 0.03%
Rhode Island Commerce Corp. Airport Corp.	5.00	7-1-2031	2,115,000	2,227,416
Education revenue: 0.03%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00	11-1-2046	1,855,000	1,960,753
Tax revenue: 0.16%
Rhode Island Turnpike & Bridge Authority Series A	5.00	10-1-2040	10,640,000	10,769,725
				14,957,894
South Carolina: 0.98%
Education revenue: 0.15%
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	7.25	11-1-2045	1,500,000	1,515,923
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,379,110
				9,895,033
Health revenue: 0.10%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	6,000,000	6,779,738
Housing revenue: 0.00%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.20	7-1-2028	236,000	236,000
Resource recovery revenue: 0.01%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	370,000	296,000
The accompanying notes are an integral part of these financial statements.
48 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue(continued)
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00%	2-1-2035	$1,880,000	$94,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.25	2-1-2045	2,750,000	137,500
				527,500
Utilities revenue: 0.72%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,142,155
Patriots Energy Group Financing Agency Series B-1øø	5.25	2-1-2054	10,000,000	10,827,002
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,492,492
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	34,836,206
				49,297,855
				66,736,126
South Dakota: 0.47%
GO revenue: 0.09%
County of Lincoln	5.00	12-1-2048	6,000,000	6,321,599
Health revenue: 0.31%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	10,148,353
South Dakota HEFA Avera Health Obligated Group Series A	5.25	7-1-2054	10,000,000	10,964,746
				21,113,099
Housing revenue: 0.07%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,010,405
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,578,793
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,049,721
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,298,662
				4,937,581
				32,372,279
Tennessee: 1.90%
Airport revenue: 0.33%
Metropolitan Nashville Airport Authority Series B AMT	5.25	7-1-2047	15,750,000	16,785,060
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,434,159
				22,219,219
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 49

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.10%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00%	7-1-2046	$4,000,000	$4,031,308
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,786,744
				6,818,052
Housing revenue: 0.02%
Knoxville’s Community Development Corp. Bell Street 3 LP (Department of Housing and Urban Development Insured)	4.25	10-1-2024	1,500,000	1,500,929
Miscellaneous revenue: 0.14%
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series A (AGM Insured)	5.25	7-1-2048	4,000,000	4,361,819
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AGM Insured)	5.00	7-1-2041	2,015,000	2,205,840
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AGM Insured)	5.00	7-1-2043	2,515,000	2,729,235
				9,296,894
Utilities revenue: 1.31%
Tender Option Bond Trust Receipts/Certificates Series 2022- XM1024 (Morgan Stanley Bank LIQ)144Aø	4.02	5-1-2052	7,500,000	7,500,000
Tennergy Corp. Series Aøø	4.00	12-1-2051	29,050,000	29,067,218
Tennergy Corp. Series Aøø	5.50	10-1-2053	10,000,000	10,684,508
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	25,000,000	25,012,345
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	13,000,000	13,513,102
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,640,000	2,800,998
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	1,100,000	1,126,243
				89,704,414
				129,539,508
Texas: 8.27%
Airport revenue: 0.45%
City of Austin Airport System Revenue AMT	5.00	11-15-2039	8,000,000	8,006,731
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	3,202,557
City of Austin Airport System Revenue AMT	5.00	11-15-2044	3,500,000	3,501,137
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,885,150
Dallas Fort Worth International Airport Series B	5.00	11-1-2050	8,000,000	8,564,001
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,531,172
				30,690,748
Education revenue: 0.56%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,000,000	1,000,105
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A%%	4.88	6-15-2059	1,000,000	982,667
The accompanying notes are an integral part of these financial statements.
50 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A%%	5.00%	6-15-2064	$1,200,000	$1,183,616
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	500,000	497,272
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00	8-15-2047	3,000,000	2,752,686
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00	8-15-2047	2,500,000	2,404,276
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	2,000,000	2,035,924
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	6,000,000	6,123,214
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	6,750,000	6,858,790
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	3,020,000	3,119,951
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	3,057,879
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,529,205
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	680,305
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	776,083
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,031,330
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	926,124
University of Houston Series A	5.00	2-15-2047	3,000,000	3,237,980
				38,197,407
GO revenue: 2.17%
City of El Paso	4.00	8-15-2031	6,500,000	6,558,366
City of Georgetown	4.00	8-15-2043	2,140,000	2,103,662
City of Houston Series A	4.00	3-1-2034	1,000,000	1,005,387
City of Hutto (BAM Insured)	4.13	8-1-2049	5,000,000	4,807,787
City of Palestine (AGM Insured)	4.00	2-15-2051	4,000,000	3,660,520
City of Port Isabel144A	5.10	2-15-2049	905,000	909,077
City of Sugar Land	5.00	2-15-2030	1,250,000	1,302,312
City of Temple	5.00	8-1-2032	1,070,000	1,084,614
City of Waco Series A	5.25	2-1-2054	6,000,000	6,598,481
Conroe Independent School District	4.00	2-15-2049	12,000,000	11,610,582
County of Dallas	5.00	8-15-2042	4,275,000	4,689,059
County of Travis Series A	5.00	3-1-2036	12,470,000	13,448,765
County of Travis Series A	5.00	3-1-2039	6,250,000	6,675,803
Denton Independent School District	5.00	8-15-2053	8,000,000	8,636,230
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	6,159,905
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,565,959
Houston Independent School District Series Cøø	4.00	6-1-2039	2,000,000	1,998,344
Krum Independent School District	4.25	8-15-2054	3,000,000	2,973,917
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,824,184
Pasadena Independent School District	5.00	2-15-2047	6,250,000	6,731,822
Royse City Independent School District	5.00	8-15-2034	3,025,000	3,068,340
Salado Independent School District	5.00	2-15-2049	1,605,000	1,656,014
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 51

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
San Antonio Independent School District Series B	5.00%	8-15-2048	$13,000,000	$13,086,783
Socorro Independent School District	4.00	8-15-2040	5,000,000	4,962,635
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	3.92	8-1-2053	4,260,000	4,260,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2033	555,000	550,478
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,449,755
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,500,228
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,560,051
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,481,559
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,492,683
				148,413,302
Health revenue: 0.45%
Harris County Cultural Education Facilities Finance Corp. Series A (BAM Insured)	4.00	10-1-2037	3,000,000	3,009,461
Harris County Cultural Education Facilities Finance Corp. Series A (BAM Insured)	4.00	10-1-2038	3,000,000	2,992,784
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group	5.00	10-1-2027	3,000,000	3,051,324
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series 3 (TD Bank N.A. LOC)ø	3.90	10-1-2045	3,000,000	3,000,000
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	2,996,212
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,289,529
Midland County Hospital District Series A (BAM Insured)	5.25	5-15-2054	3,000,000	3,270,938
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00	8-15-2033	2,050,000	2,044,981
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,775,592
				30,430,821
Housing revenue: 0.28%
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.20	3-1-2038	1,220,000	1,220,000
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	3,105,153
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,120,763
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,230,356
Texas PFA Facilities Commission Series A	4.00	2-1-2034	5,000,000	5,147,638
Texas PFA Facilities Commission Series A	4.00	2-1-2035	2,000,000	2,056,023
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	1,991,261
				18,871,194
The accompanying notes are an integral part of these financial statements.
52 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.15%
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00%	7-15-2027	$2,500,000	$2,546,229
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	5,000,000	5,055,739
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.13	1-1-2044	2,000,000	2,003,668
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	1,002,938
				10,608,574
Miscellaneous revenue: 0.72%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2048	20,000,000	21,167,092
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25	10-1-2048	10,000,000	10,756,617
Greater Texoma Utility Authority Water & Sewer System Revenue Series R (BAM Insured)	5.00	10-1-2049	10,000,000	10,608,733
Lower Colorado River Authority LCRA Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	5,000,000	4,935,425
Lower Colorado River Authority Transmission Services Corp.	5.00	5-15-2045	2,000,000	2,010,926
				49,478,793
Tax revenue: 0.44%
City of Dallas144Aøø	6.00	8-15-2053	15,000,000	15,126,230
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	7,000,000	7,047,877
Dallas Area Rapid Transit Series A	5.00	12-1-2048	5,000,000	5,124,597
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2036	1,125,000	1,112,788
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2037	1,430,000	1,403,555
				29,815,047
Transportation revenue: 0.55%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,148,321
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,546,803
Central Texas Regional Mobility Authority Series B	4.00	1-1-2041	800,000	800,476
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,683,701
Central Texas Turnpike System Series C	5.00	8-15-2033	6,280,000	6,288,880
County of Harris Toll Road Revenue	4.00	8-15-2045	3,165,000	3,073,790
Grand Parkway Transportation Corp. Series B CAB	4.95	10-1-2029	1,015,000	1,080,508
Grand Parkway Transportation Corp. Series B CAB	5.05	10-1-2030	2,000,000	2,152,129
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,450,483
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,616,584
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,017,461
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,943,784
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	3,009,599
				37,812,519
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 53

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.46%
City of Houston Combined Utility System Revenue Series A (TD Bank N.A. SPA)ø	3.93%	5-15-2034	$2,500,000	$2,500,000
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.75	2-1-2048	8,000,000	7,989,446
City of San Antonio Electric & Gas Systems Revenue Series B	5.25	2-1-2049	5,000,000	5,497,606
Lower Colorado River Authority (AGM Insured)	4.00	5-15-2040	10,000,000	10,031,323
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	5,240,144
				31,258,519
Water & sewer revenue: 2.04%
City of Austin Water & Wastewater System Revenue	5.00	11-15-2045	15,065,000	15,384,559
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,052,457
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	1,039,830
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,882,487
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	12,000,000	13,043,753
City of Laredo Waterworks & Sewer System Revenue	4.25	3-1-2052	10,975,000	10,715,936
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,274,895
Tarrant Regional Water District	5.00	9-1-2034	3,500,000	3,507,269
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,519,673
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2036	5,000,000	5,039,908
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2037	15,650,000	15,748,289
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2038	6,500,000	6,534,019
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2044	9,905,000	9,740,720
Texas Water Development Board State Water Implementation Revenue Fund Series B	5.00	4-15-2049	42,000,000	43,697,707
				139,181,502
				564,758,426
Utah: 0.82%
Airport revenue: 0.61%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2034	5,910,000	6,370,872
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2035	5,000,000	5,389,486
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2036	2,500,000	2,591,727
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2043	2,500,000	2,558,686
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2048	5,500,000	5,583,829
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	13,500,000	14,311,525
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,500,000	1,561,456
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2048	3,500,000	3,615,302
				41,982,883
Health revenue: 0.15%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	8,145,060
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,948,578
				10,093,638
The accompanying notes are an integral part of these financial statements.
54 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.02%
Utah Housing Corp. University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (GNMA / FNMA / FHLMC Insured)	4.70%	1-1-2054	$1,300,000	$1,303,922
Miscellaneous revenue: 0.02%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,500,000	1,274,560
Tax revenue: 0.02%
Utah Telecommunication Open Infrastructure Agency	5.50	6-1-2040	1,000,000	1,124,914
				55,779,917
Virginia: 0.42%
Health revenue: 0.19%
Fairfax County IDA Inova Health System Obligated Group Series A	4.00	5-15-2048	3,000,000	2,924,730
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	1,495,000	1,482,585
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay Obligated Group Series B-3	5.38	9-1-2029	4,000,000	4,158,376
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,346,541
				12,912,232
Housing revenue: 0.05%
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	3,016,392
Tax revenue: 0.01%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	397,000	138,950
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	458,500
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				602,010
Transportation revenue: 0.17%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,729,360
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2048	6,000,000	5,487,243
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,450,000	1,457,301
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	3,176,232
				11,850,136
				28,380,770
Washington: 2.98%
Airport revenue: 0.46%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	16,365,895
Port of Seattle Series B AMT	5.00	8-1-2047	2,900,000	3,007,860
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 55

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Port of Seattle Series B AMT	5.50%	8-1-2047	$3,850,000	$4,163,418
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	8,230,809
				31,767,982
Education revenue: 0.07%
University of Washington Series B	5.00	6-1-2037	2,040,000	2,057,113
Washington Higher Education Facilities Authority Seattle University	4.00	5-1-2045	1,000,000	935,064
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	818,551
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2032	335,000	359,123
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	321,853
				4,491,704
GO revenue: 1.52%
City of Seattle	4.00	12-1-2040	2,500,000	2,501,833
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,547,700
County of Grant	5.25	12-1-2047	3,500,000	3,814,103
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	4,098,504
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,184,135
King County Public Hospital District No. 1	5.00	12-1-2035	9,430,000	9,608,896
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	10,155,885
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,066,772
Port of Seattle Series B AMT%%	5.00	6-1-2047	9,825,000	10,476,810
Port of Seattle Series B AMT%%	5.00	6-1-2049	1,000,000	1,060,787
Snohomish County School District No. 103 Monroe	5.00	12-1-2031	1,500,000	1,520,201
State of Washington Series B	5.00	8-1-2037	6,400,000	6,565,586
State of Washington Series 2016 B	5.00	8-1-2032	8,545,000	8,672,491
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,544,278
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,583,491
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,554,603
State of Washington Series C	5.00	2-1-2044	16,000,000	17,369,942
State of Washington Series F	5.00	6-1-2038	6,500,000	7,206,513
				103,532,530
Health revenue: 0.49%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	4,000,000	3,986,648
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	3,510,000	3,571,363
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2038	3,000,000	3,167,183
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B1øø	5.00	8-1-2049	3,000,000	3,001,293
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,819,552
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	4.00	12-1-2045	2,450,000	2,316,782
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2040	1,000,000	1,055,082
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,284,776
The accompanying notes are an integral part of these financial statements.
56 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00%	10-1-2041	$6,000,000	$5,999,889
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,078,761
				33,281,329
Housing revenue: 0.14%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2037	7,395,000	7,796,696
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2038	1,750,000	1,837,240
				9,633,936
Miscellaneous revenue: 0.12%
State of Washington Series A COP	5.00	7-1-2038	3,265,000	3,372,621
State of Washington Series B COP	5.00	7-1-2039	1,745,000	1,862,082
State of Washington Series B COP	5.00	7-1-2040	1,480,000	1,570,238
State of Washington Series B COP	5.00	7-1-2041	1,555,000	1,643,357
				8,448,298
Utilities revenue: 0.05%
City of Seattle Municipal Light & Power Revenue Series A	4.00	1-1-2047	3,360,000	3,269,227
Water & sewer revenue: 0.13%
County of King Sewer Revenue	5.00	7-1-2042	4,660,000	4,804,269
Eclipse Funding Trust Series 2017-0028 (U.S. Bank N.A. LIQ)144Aøø	3.58	7-1-2042	4,365,000	4,365,000
				9,169,269
				203,594,275
West Virginia: 0.27%
GO revenue: 0.04%
Ohio County Board of Education	3.00	6-1-2026	2,680,000	2,645,213
Health revenue: 0.07%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	5,041,321
Housing revenue: 0.09%
West Virginia Housing Development Fund Warrens CDA Series A	4.55	11-1-2049	6,020,000	6,043,683
Tax revenue: 0.07%
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	1,495,000	1,324,257
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,562,579
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	690,926
				4,577,762
				18,307,979
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 57

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Wisconsin: 2.77%
Education revenue: 0.68%
PFA Carolina International School Series A144A	6.75%	8-1-2033	$2,430,000	$2,432,235
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,576,272
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,773
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,387,650
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,748,074
PFA University of Kansas	5.00	3-1-2046	15,000,000	15,206,941
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,448,509
Wisconsin HEFA Marquette University	5.00	10-1-2032	7,040,000	7,927,903
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,763,996
				46,432,353
GO revenue: 0.19%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	3,000,000	3,327,077
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2032	4,160,000	4,625,504
Verona Area School District	4.00	4-1-2027	3,385,000	3,426,244
Verona Area School District	4.00	4-1-2028	1,380,000	1,398,504
				12,777,329
Health revenue: 0.62%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	3,000,000	2,838,554
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	4,925,000	4,944,345
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,285,408
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,782,341
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,402,664
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	2,126,462
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,745,703
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,000,000	2,168,905
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	4.00	4-1-2041	6,000,000	5,826,222
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (BAM Insured)%%	5.25	2-15-2054	2,500,000	2,665,843
				42,786,447
Housing revenue: 0.61%
PFA Wilmington LLC (AGM Insured)	4.00	7-1-2024	800,000	800,000
PFA Wilmington LLC (AGM Insured)	4.00	7-1-2025	920,000	919,678
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2026	1,360,000	1,386,640
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2027	1,675,000	1,727,659
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2028	2,025,000	2,111,274
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2029	2,190,000	2,290,116
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2030	2,300,000	2,408,297
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2031	1,415,000	1,484,312
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2048	16,775,000	17,085,844
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2053	5,000,000	5,094,768
The accompanying notes are an integral part of these financial statements.
58 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
State of Wisconsin Environmental Improvement Fund Revenue Series A	5.00%	6-1-2033	$3,420,000	$3,472,230
Wisconsin Housing & EDA Multifamily Housing Revenue Series A (FHLB SPA)ø	3.85	4-1-2046	2,730,000	2,730,000
				41,510,818
Industrial development revenue: 0.10%
PFA Customer Facility Charge-SA LLC Series A	5.00	2-1-2042	2,500,000	2,598,464
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	4,101,083
				6,699,547
Miscellaneous revenue: 0.15%
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2037	1,600,000	910,840
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2038	1,600,000	860,725
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	14,715,000	5,323,210
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,054,968
				10,149,743
Tax revenue: 0.42%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	20,205,000	20,936,261
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	6,910,000	7,050,298
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	650,000	665,454
				28,652,013
				189,008,250
Total municipal obligations (Cost $6,914,468,189)				6,808,652,723

		Yield	Shares
Short-term investments: 0.08%
Investment companies: 0.08%
Allspring Government Money Market Fund Select Class♠∞##		5.25	5,717,252	5,717,252
Total short-term investments (Cost $5,717,252)				5,717,252
Total investments in securities (Cost $6,924,185,441)	99.84%			6,818,369,975
Other assets and liabilities, net	0.16			10,767,123
Total net assets	100.00%			$6,829,137,098

The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 59

Portfolio of investments—June 30, 2024

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
60 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$211,340,934	$(205,623,682)	$0	$0	$5,717,252	5,717,252	$121,288
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	34,488,555	770,345,205	(804,833,760)	14	(14)	0	0	801,627
				$14	$(14)	$5,717,252		$922,915
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 61

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $6,918,468,189)	$6,812,652,723
Investments in affiliated securities, at value (cost $5,717,252)	5,717,252
Cash	4,008,679
Receivable for interest	81,184,894
Receivable for Fund shares sold	4,341,465
Receivable for investments sold	305,000
Prepaid expenses and other assets	724,199
Total assets	6,908,934,212
Liabilities
Payable for when-issued transactions	46,860,580
Payable for Fund shares redeemed	14,373,335
Payable for investments purchased	11,008,679
Dividends payable	4,686,131
Management fee payable	1,752,388
Administration fees payable	458,471
Distribution fee payable	12,250
Accrued expenses and other liabilities	645,280
Total liabilities	79,797,114
Total net assets	$6,829,137,098
Net assets consist of
Paid-in capital	$7,042,537,475
Total distributable loss	(213,400,377)
Total net assets	$6,829,137,098
Computation of net asset value and offering price per share
Net assets–Class A	$750,035,570
Shares outstanding–Class A1	76,963,014
Net asset value per share–Class A	$9.75
Maximum offering price per share – Class A2	$10.21
Net assets–Class C	$19,868,340
Shares outstanding–Class C1	2,039,375
Net asset value per share–Class C	$9.74
Net assets–Class R6	$1,317,275,472
Shares outstanding–Class R6[1]	135,159,853
Net asset value per share–Class R6	$9.75
Net assets–Administrator Class	$1,245,368,665
Shares outstanding–Administrator Class[1]	127,754,552
Net asset value per share–Administrator Class	$9.75
Net assets–Institutional Class	$3,496,589,051
Shares outstanding–Institutional Class[1]	358,838,621
Net asset value per share–Institutional Class	$9.74
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
62 | Allspring Municipal Bond Fund

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$238,908,645
Income from affiliated securities	922,915
Total investment income	239,831,560
Expenses
Management fee	21,563,144
Administration fees
Class A	1,159,350
Class C	32,363
Class R6	322,624
Administrator Class	1,249,046
Institutional Class	2,664,537
Shareholder servicing fees
Class A	1,930,575
Class C	53,819
Administrator Class	3,121,718
Distribution fee
Class C	161,457
Custody and accounting fees	259,898
Professional fees	123,278
Registration fees	209,063
Shareholder report expenses	132,310
Trustees’ fees and expenses	28,818
Other fees and expenses	155,922
Total expenses	33,167,922
Less: Fee waivers and/or expense reimbursements
Class A	(6,485)
Class C	(127)
Class R6	(124)
Administrator Class	(1,228,162)
Net expenses	31,933,024
Net investment income	207,898,536
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(23,836,906)
Affiliated securities	14
Futures contracts	(2,604,181)
Net realized losses on investments	(26,441,073)
Net change in unrealized gains (losses) on
Unaffiliated securities	58,081,380
Affiliated securities	(14)
Net change in unrealized gains (losses) on investments	58,081,366
Net realized and unrealized gains (losses) on investments	31,640,293
Net increase in net assets resulting from operations	$239,538,829
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 63

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$207,898,536		$172,155,153
Net realized losses on investments		(26,441,073)		(10,438,524)
Net change in unrealized gains (losses) on investments		58,081,366		9,477,654
Net increase in net assets resulting from operations		239,538,829		171,194,283
Distributions to shareholders from
Net investment income and net realized gains
Class A		(23,243,186)		(23,155,494)
Class C		(486,662)		(565,678)
Class R6		(36,452,328)		(21,866,954)
Administrator Class		(39,420,391)		(32,304,792)
Institutional Class		(110,813,654)		(94,100,017)
Total distributions to shareholders		(210,416,221)		(171,992,935)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,156,596	49,677,023	7,029,818	67,837,081
Class C	278,454	2,699,926	489,210	4,712,486
Class R6	121,780,078	1,151,937,276	99,211,328	946,842,572
Administrator Class	139,451,508	1,295,436,573	186,561,897	1,796,246,089
Institutional Class	184,925,736	1,765,988,874	241,003,059	2,322,722,803
		4,265,739,672		5,138,361,031
Reinvestment of distributions
Class A	2,136,819	20,593,108	2,111,396	20,339,740
Class C	47,408	456,341	55,461	534,001
Class R6	739,016	7,193,676	56,171	541,314
Administrator Class	4,095,272	39,420,391	3,312,161	31,955,076
Institutional Class	9,619,318	92,742,443	8,288,208	79,883,147
		160,405,959		133,253,278
Payment for shares redeemed
Class A	(14,651,000)	(140,999,054)	(17,898,762)	(172,433,833)
Class C	(892,200)	(8,569,831)	(1,503,738)	(14,497,210)
Class R6	(70,701,130)	(666,241,893)	(79,070,706)	(753,142,645)
Administrator Class	(145,878,710)	(1,356,451,262)	(166,439,668)	(1,599,217,170)
Institutional Class	(189,251,042)	(1,805,456,935)	(177,840,192)	(1,699,846,680)
		(3,977,718,975)		(4,239,137,538)
Net increase in net assets resulting from capital share transactions		448,426,656		1,032,476,771
Total increase in net assets		477,549,264		1,031,678,119
Net assets
Beginning of period		6,351,587,834		5,319,909,715
End of period		$6,829,137,098		$6,351,587,834
The accompanying notes are an integral part of these financial statements.
64 | Allspring Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.71	$9.70	$10.83	$10.55	$10.55
Net investment income	0.28 [1]	0.26	0.23	0.24	0.25
Net realized and unrealized gains (losses) on investments	0.05	0.01	(1.13)	0.28	0.01
Total from investment operations	0.33	0.27	(0.90)	0.52	0.26
Distributions to shareholders from
Net investment income	(0.29)	(0.26)	(0.23)	(0.24)	(0.25)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.29)	(0.26)	(0.23)	(0.24)	(0.26)
Net asset value, end of period	$9.75	$9.71	$9.70	$10.83	$10.55
Total return[2]	3.48%	2.85%	(8.47)%	4.95%	2.54%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.77%	0.77%	0.77%	0.77%
Net expenses	0.75%	0.75%	0.74%	0.74%	0.74%
Net investment income	2.97%	2.72%	2.16%	2.22%	2.40%
Supplemental data
Portfolio turnover rate	15%	8%	18%	16%	24%
Net assets, end of period (000s omitted)	$750,036	$819,019	$902,671	$1,110,503	$1,138,934

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 65

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.71	$9.70	$10.83	$10.55	$10.55
Net investment income	0.21 [1]	0.19	0.15 [1]	0.16 [1]	0.17
Net realized and unrealized gains (losses) on investments	0.04	0.01	(1.13)	0.28	0.01
Total from investment operations	0.25	0.20	(0.98)	0.44	0.18
Distributions to shareholders from
Net investment income	(0.22)	(0.19)	(0.15)	(0.16)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.22)	(0.19)	(0.15)	(0.16)	(0.18)
Net asset value, end of period	$9.74	$9.71	$9.70	$10.83	$10.55
Total return[2]	2.60%	2.08%	(9.16)%	4.16%	1.77%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.51%	1.51%	1.51%	1.51%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.22%	1.95%	1.40%	1.47%	1.64%
Supplemental data
Portfolio turnover rate	15%	8%	18%	16%	24%
Net assets, end of period (000s omitted)	$19,868	$25,302	$34,561	$50,251	$79,863

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
66 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.71	$9.70	$10.83	$10.55	$10.55
Net investment income	0.32 [1]	0.30	0.26	0.28	0.29
Net realized and unrealized gains (losses) on investments	0.04	0.01	(1.13)	0.28	0.01
Total from investment operations	0.36	0.31	(0.87)	0.56	0.30
Distributions to shareholders from
Net investment income	(0.32)	(0.30)	(0.26)	(0.28)	(0.29)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.32)	(0.30)	(0.26)	(0.28)	(0.30)
Net asset value, end of period	$9.75	$9.71	$9.70	$10.83	$10.55
Total return[2]	3.86%	3.23%	(8.14)%	5.33%	2.90%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.39%	0.39%	0.39%	0.39%
Net expenses	0.38%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.35%	3.10%	2.55%	2.58%	2.76%
Supplemental data
Portfolio turnover rate	15%	8%	18%	16%	24%
Net assets, end of period (000s omitted)	$1,317,275	$809,611	$612,487	$373,876	$276,204

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 67

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.72	$9.70	$10.84	$10.56	$10.55
Net investment income	0.30 [1]	0.28	0.24	0.25	0.27
Net realized and unrealized gains (losses) on investments	0.03	0.02	(1.14)	0.28	0.02
Total from investment operations	0.33	0.30	(0.90)	0.53	0.29
Distributions to shareholders from
Net investment income	(0.30)	(0.28)	(0.24)	(0.25)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.30)	(0.28)	(0.24)	(0.25)	(0.28)
Net asset value, end of period	$9.75	$9.72	$9.70	$10.84	$10.56
Total return[2]	3.52%	3.11%	(8.42)%	5.10%	2.78%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.71%	0.71%	0.71%	0.71%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.12%	2.89%	2.31%	2.37%	2.54%
Supplemental data
Portfolio turnover rate	15%	8%	18%	16%	24%
Net assets, end of period (000s omitted)	$1,245,369	$1,263,910	$1,034,623	$1,000,652	$1,017,781

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
68 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.71	$9.70	$10.83	$10.55	$10.55
Net investment income	0.32 [1]	0.29	0.26	0.27	0.29
Net realized and unrealized gains (losses) on investments	0.03	0.01	(1.13)	0.28	0.01
Total from investment operations	0.35	0.30	(0.87)	0.55	0.30
Distributions to shareholders from
Net investment income	(0.32)	(0.29)	(0.26)	(0.27)	(0.29)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.32)	(0.29)	(0.26)	(0.27)	(0.30)
Net asset value, end of period	$9.74	$9.71	$9.70	$10.83	$10.55
Total return[2]	3.70%	3.18%	(8.19)%	5.28%	2.85%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.44%	0.44%	0.44%	0.44%
Net expenses	0.43%	0.44%	0.44%	0.44%	0.44%
Net investment income	3.29%	3.05%	2.47%	2.53%	2.71%
Supplemental data
Portfolio turnover rate	15%	8%	18%	16%	24%
Net assets, end of period (000s omitted)	$3,496,589	$3,433,747	$2,735,568	$3,043,109	$3,006,622

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 69

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
70 | Allspring Municipal Bond Fund

Notes to financial statements
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $6,925,129,595 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$64,090,482
Gross unrealized losses	(170,850,102)
Net unrealized losses	$(106,759,620)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $61,858,089 in short-term capital losses and $44,998,313 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Municipal Bond Fund | 71

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$4,000,000	$0	$4,000,000
Municipal obligations	0	6,808,421,223	231,500	6,808,652,723
Short-term investments
Investment companies	5,717,252	0	0	5,717,252
Total assets	$5,717,252	$6,812,421,223	$231,500	$6,818,369,975
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain
72 | Allspring Municipal Bond Fund

Notes to financial statements
classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2024, Allspring Funds Distributor received $5,554 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $362,313,813, $273,073,840 and $74,011 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2024 were $1,528,758,548 and $911,628,298, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended June 30, 2024, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $11,250,456 in long futures contracts during the year ended June 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
Allspring Municipal Bond Fund | 73

Notes to financial statements
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$210,416,221	$171,992,935
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$4,971,083	$(106,759,620)	$(106,856,402)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
74 | Allspring Municipal Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Municipal Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
Allspring Municipal Bond Fund | 75

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

78 | Allspring Municipal Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Municipal Bond Fund | 79

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

80 | Allspring Municipal Bond Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the three-, five-, and ten-year periods under review, and lower for the one-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the ten-year period under review, in range of the investment performance of its benchmark index for the three-year period under review, and lower for the one- and five-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for certain periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the longer time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for the Class A shares, which was in range of the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for the Institutional Class and Class R6 shares, equal to the sum of the average rates for the expense Group for the Administrator Class shares, and in range of the sum of the average rates for the expense Group for Class A shares.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Allspring Municipal Bond Fund | 81

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of Scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

82 | Allspring Municipal Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3317 06-24

Allspring Short-Term Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring Short-Term Municipal Bond Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.41%
California: 0.41%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (70 shares) 4.54%144Aø	$7,000,000	$7,000,000
Total closed-end fund obligations (Cost $7,000,000)		7,000,000

	Interest rate	Maturity date
Municipal obligations: 98.52%
Alabama: 1.66%
Airport revenue: 0.09%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	900,000	929,881
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	524,808
				1,454,689
Industrial development revenue: 0.54%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	1.00	6-1-2034	8,500,000	8,248,644
Selma Industrial Development Board International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	992,753
				9,241,397
Utilities revenue: 1.03%
Black Belt Energy Gas District Project No. 7 Series C-1	4.00	12-1-2025	1,500,000	1,502,132
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,905,213
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,520,958
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2024	985,000	985,818
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2025	425,000	430,205
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2026	500,000	512,728
Southeast Energy Authority A Cooperative District Project No. 3 Series A-1øø	5.50	1-1-2053	2,000,000	2,143,476
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	4,500,000	4,750,593
				17,751,123
				28,447,209
Alaska: 0.66%
Airport revenue: 0.23%
State of Alaska International Airports System Series C AMT	5.00	10-1-2026	3,000,000	3,086,696
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	813,447
				3,900,143
Health revenue: 0.20%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2024	1,750,000	1,752,119
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00%	10-1-2025	$1,310,000	$1,322,907
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2026	385,000	392,793
				3,467,819
Miscellaneous revenue: 0.23%
Alaska Municipal Bond Bank Authority	5.00	12-1-2025	1,470,000	1,497,868
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,397,070
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2027	535,000	553,402
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2028	560,000	583,263
				4,031,603
				11,399,565
Arizona: 1.72%
Airport revenue: 0.18%
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2024	1,000,000	1,000,000
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2026	2,000,000	2,052,732
				3,052,732
Education revenue: 0.02%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	173,499
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	178,836
				352,335
GO revenue: 0.12%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2024	1,150,000	1,150,051
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	911,502
				2,061,553
Health revenue: 1.11%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	4.13	1-1-2046	4,000,000	3,966,194
Maricopa County IDA Banner Health Obligated Group Series A-3øø	5.00	1-1-2053	10,000,000	10,868,545
Maricopa County IDA Banner Health Obligated Group Series C (SIFMA Municipal Swap+0.57%)±	4.45	1-1-2035	4,235,000	4,232,640
				19,067,379
Industrial development revenue: 0.29%
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.05	12-1-2035	5,000,000	5,000,798
				29,534,797
Arkansas: 0.13%
Health revenue: 0.08%
Batesville Public Facilities Board White River Health System Obligated Group	5.00	6-1-2025	1,385,000	1,392,311
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.05%
City of Cabot Sales & Use Tax Revenue Series B	5.00%	12-1-2028	$435,000	$465,532
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2030	100,000	108,141
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	336,043
				909,716
				2,302,027
California: 3.03%
Airport revenue: 0.15%
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2027	2,500,000	2,588,943
GO revenue: 0.29%
San Francisco Unified School District International Airport Series F&C	4.00	6-15-2031	4,995,000	4,995,148
Health revenue: 0.45%
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2028	200,000	209,352
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2029	200,000	211,970
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2031	500,000	541,161
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2026	570,000	582,897
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	873,831
Palomar Health Obligated Group	5.00	11-1-2028	5,000,000	4,928,931
Washington Township Health Care District Series A	5.00	7-1-2024	200,000	200,000
Washington Township Health Care District Series A	5.00	7-1-2025	200,000	201,556
				7,749,698
Miscellaneous revenue: 0.34%
California Infrastructure & Economic Development Bank J Paul Getty Trust Series B-2øø	3.00	10-1-2047	1,000,000	989,493
California Municipal Finance Authority Palomar Health Obligated Group COP144A	5.00	11-1-2027	3,000,000	3,024,261
Lassen Municipal Utility District COP	4.00	5-1-2025	415,000	414,684
Lassen Municipal Utility District COP	4.00	5-1-2026	435,000	434,890
Lassen Municipal Utility District COP	4.00	5-1-2027	450,000	449,689
Lassen Municipal Utility District COP	4.00	5-1-2028	470,000	469,525
				5,782,542
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,274,353
Transportation revenue: 0.73%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	4.33	4-1-2056	2,750,000	2,735,974
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	4.18	4-1-2056	10,000,000	9,845,205
				12,581,179
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.00%
California Community Choice Financing Authority Series B-1øø	4.00%	2-1-2052	$7,000,000	$7,012,541
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	481,574
California Community Choice Financing Authority Series C	5.00	10-1-2029	675,000	687,982
California Community Choice Financing Authority Series C	5.00	10-1-2030	1,500,000	1,535,436
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2024	685,000	685,432
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2025	500,000	506,199
Long Beach Bond Finance Authority Series B (U.S. SOFR 3 Month+1.43%)±	5.17	11-15-2026	2,000,000	2,021,305
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	4,000,000	4,236,773
				17,167,242
				52,139,105
Colorado: 1.52%
Education revenue: 0.26%
University of Colorado Series Cøø	2.00	6-1-2054	2,000,000	1,989,549
University of Colorado Series C-3Aøø	2.00	6-1-2051	2,500,000	2,436,744
				4,426,293
GO revenue: 0.12%
Grand River Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,144,383
Sand Creek Metropolitan District Series A (AGM Insured)	4.00	12-1-2024	550,000	550,593
Sand Creek Metropolitan District Series A (AGM Insured)	4.00	12-1-2025	400,000	401,707
				2,096,683
Health revenue: 0.45%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	928,660
Colorado Health Facilities Authority AdventHealth Obligated Group Series Cøø	5.00	11-15-2036	3,165,000	3,263,468
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2025	325,000	324,634
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Fø	3.88	5-15-2062	3,100,000	3,100,000
				7,616,762
Miscellaneous revenue: 0.48%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2025	2,455,000	2,452,993
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2026	4,050,000	4,034,072
Colorado Science and Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2030	675,000	728,725
Colorado Science and Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2031	1,000,000	1,088,073
				8,303,863
Tax revenue: 0.03%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2033	500,000	508,855
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.15%
E-470 Public Highway Authority Series A	5.00%	9-1-2024	$450,000	$450,974
E-470 Public Highway Authority Series A	5.00	9-1-2025	300,000	305,668
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,809,461
				2,566,103
Water & sewer revenue: 0.03%
Central Weld County Water District (AGM Insured)	5.00	12-1-2027	500,000	527,841
				26,046,400
Connecticut: 3.37%
Education revenue: 2.18%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2024	120,000	120,000
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2025	140,000	139,672
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	570,000	572,817
Connecticut State HEFA Yale University Series Aø##	4.45	7-1-2042	30,000,000	30,000,000
Connecticut State HEFA Yale University Series B-2øø	3.20	7-1-2037	5,000,000	4,974,642
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2024	250,000	250,744
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2025	400,000	404,635
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	597,441
Connecticut State Higher Education Supplement Loan Authority Series D	5.00	11-15-2025	500,000	511,488
				37,571,439
GO revenue: 0.18%
City of Bridgeport Series C	5.00	2-15-2026	1,325,000	1,354,568
State of Connecticut Series C	4.00	6-1-2025	1,000,000	1,006,790
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	729,238
				3,090,596
Health revenue: 0.73%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-1øø	5.00	7-1-2053	11,500,000	11,543,493
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	382,338
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2027	250,000	257,856
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	312,214
				12,495,901
Tax revenue: 0.28%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2026	1,200,000	1,239,588
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,571,089
				4,810,677
				57,968,613
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 7

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Delaware: 0.23%
Utilities revenue: 0.23%
Delaware State EDA Delmarva Power & Light Co. Series Aøø	1.05%	1-1-2031	$4,000,000	$3,883,399
District of Columbia: 1.39%
Airport revenue: 0.92%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2025	6,320,000	6,423,175
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2026	1,180,000	1,214,100
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,037,202
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2028	1,000,000	1,047,606
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2031	1,000,000	1,023,570
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,045,000	5,152,760
				15,898,413
Housing revenue: 0.12%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2025	2,000,000	2,035,012
Water & sewer revenue: 0.35%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	6,000,000	5,956,219
				23,889,644
Florida: 3.34%
Airport revenue: 0.70%
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2028	10,000,000	10,012,836
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2025	2,000,000	2,031,480
				12,044,316
Education revenue: 0.27%
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2024	500,000	500,313
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2025	1,000,000	1,006,521
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,012,153
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2025	500,000	504,434
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2026	750,000	760,342
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2026	250,000	249,419
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2027	255,000	254,371
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	269,307
				4,556,860
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.33%
Halifax Hospital Medical Center Obligated Group	5.00%	6-1-2029	$1,360,000	$1,389,689
Lee County IDA Shell Point Obligated Group Series B%%	4.13	11-15-2029	2,500,000	2,505,655
Lee County IDA Shell Point Obligated Group Series B%%	4.38	11-15-2029	775,000	776,742
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2024	145,000	144,652
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2025	180,000	178,543
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2026	185,000	182,320
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	210,381
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2028	200,000	194,192
				5,582,174
Miscellaneous revenue: 0.04%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.25	5-1-2028	700,000	703,925
Resource recovery revenue: 0.29%
Miami-Dade County IDA Waste Management, Inc. AMTøø	5.00	11-1-2041	5,000,000	5,014,018
Tax revenue: 0.35%
Leon County School District	4.00	9-1-2026	6,000,000	6,002,300
Transportation revenue: 0.29%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2024	300,000	300,663
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2026	735,000	755,164
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,003,031
				5,058,858
Utilities revenue: 0.05%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	877,072
Water & sewer revenue: 1.02%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2027	680,000	711,184
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2028	1,360,000	1,442,727
Tohopekaliga Water Authority144A	5.00	10-1-2025	14,160,000	14,474,886
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	413,729
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	209,297
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	266,634
				17,518,457
				57,357,980
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 9

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Georgia: 3.69%
Health revenue: 0.06%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00%	4-1-2026	$1,000,000	$1,025,876
Industrial development revenue: 0.36%
Savannah EDA International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	992,752
Savannah EDA International Paper Co. Series B	1.90	8-1-2024	5,250,000	5,231,476
				6,224,228
Tax revenue: 0.18%
Metropolitan Atlanta Rapid Transit Authority Mesa Water District Series A	4.00	7-1-2024	2,995,000	2,995,000
Utilities revenue: 3.09%
Bartow County Development Authority Georgia Power Co.øø	3.95	12-1-2032	3,000,000	3,047,944
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,500,000	3,448,940
Development Authority of Burke County Georgia Power Co. Series 4thøø	3.80	10-1-2032	8,500,000	8,521,628
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,287,779
Development Authority of Monroe County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2039	1,500,000	1,464,509
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	3,954,048
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,289,732
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	1,004,085
Main Street Natural Gas, Inc. Series A	5.00	6-1-2028	1,500,000	1,554,122
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2052	8,000,000	8,387,335
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,182,269
Main Street Natural Gas, Inc. Series B1øø	5.00	12-1-2054	2,000,000	2,119,143
Main Street Natural Gas, Inc. Series C	4.00	12-1-2026	1,100,000	1,091,651
Main Street Natural Gas, Inc. Series C	4.00	12-1-2027	1,215,000	1,201,042
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	5,500,000	5,428,813
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2027	300,000	313,538
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2028	300,000	317,631
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2029	600,000	643,152
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2025	200,000	201,306
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2026	300,000	306,702
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2027	165,000	171,078
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00%	1-1-2028	$200,000	$210,238
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2025	1,000,000	1,004,313
				53,150,998
				63,396,102
Guam: 0.34%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	540,000	540,942
Miscellaneous revenue: 0.09%
Territory of Guam Series F	5.00	1-1-2028	500,000	518,986
Territory of Guam Series F	5.00	1-1-2029	1,000,000	1,048,814
				1,567,800
Utilities revenue: 0.19%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,333,904
Water & sewer revenue: 0.03%
Guam Government Waterworks Authority Wastewater System Series B	5.00	7-1-2025	450,000	456,028
				5,898,674
Hawaii: 1.13%
GO revenue: 0.24%
City & County of Honolulu Series A	5.00	11-1-2024	1,000,000	1,005,270
City & County of Honolulu Series A	5.00	11-1-2025	3,000,000	3,071,027
				4,076,297
Housing revenue: 0.27%
City & County of Honolulu Komohale Maunakea Venture LP (Department of Housing and Urban Development Insured)øø	5.00	6-1-2027	4,500,000	4,589,397
Miscellaneous revenue: 0.48%
State of Hawaii Airports System Revenue AMT	5.25	8-1-2025	1,945,000	1,949,936
State of Hawaii Airports System Revenue AMT	5.25	8-1-2026	6,350,000	6,366,561
				8,316,497
Utilities revenue: 0.14%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,449,262
				19,431,453
Illinois: 9.64%
Airport revenue: 0.51%
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series A AMT	5.00	1-1-2030	3,755,000	3,958,540
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series A AMT	5.00	1-1-2031	4,000,000	4,255,806
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 11

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series B	5.00%	1-1-2029	$175,000	$187,650
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	334,388
				8,736,384
Education revenue: 0.25%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	611,406
Illinois Finance Authority Noble Network of Charter Schools	5.00	9-1-2025	465,000	463,643
Illinois State University Series A (AGM Insured)	5.00	4-1-2025	700,000	706,661
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2026	825,000	825,647
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	782,086
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2027	400,000	411,401
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2028	500,000	519,106
				4,319,950
GO revenue: 5.18%
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2027	4,525,000	4,559,547
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2028	2,100,000	2,126,496
Chicago Board of Education Series A (NPFGC Insured)	5.50	12-1-2026	2,250,000	2,290,836
Chicago Board of Education Series B	5.00	12-1-2024	2,270,000	2,277,930
Chicago Board of Education Series B	5.00	12-1-2025	2,460,000	2,491,778
Chicago Board of Education Series C	5.00	12-1-2024	1,900,000	1,906,637
Chicago Park District Series A	5.00	1-1-2028	1,000,000	1,017,002
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,017,061
Chicago Park District Series B	5.00	1-1-2029	1,500,000	1,605,720
City of Chicago Series A	5.00	1-1-2026	5,000,000	5,083,842
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,564,399
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,124,688
City of Chicago Series A	5.00	1-1-2029	340,000	358,602
City of Chicago Series A	5.25	1-1-2029	1,215,000	1,215,802
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,381,294
City of Geneva	4.00	2-1-2027	450,000	456,143
City of Geneva	4.00	2-1-2028	280,000	285,788
Community Unit School District No. 427 DeKalb & Kane Counties Illinois Series B (AGM Insured)¤	0.00	1-1-2025	3,235,000	3,169,431
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00	12-1-2031	2,000,000	2,038,569
County of Cook Series A	5.00	11-15-2025	1,200,000	1,224,667
County of Cook Series A	5.00	11-15-2026	1,950,000	2,024,020
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2026	635,000	638,475
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2027	500,000	504,012
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	976,766
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00%	12-15-2027	$795,000	$815,969
Macon County School District No. 61 Decatur Series C (AGM Insured)	4.00	1-1-2027	600,000	608,274
State of Illinois	5.00	5-1-2028	2,000,000	2,001,396
State of Illinois	5.00	4-1-2029	1,470,000	1,471,016
State of Illinois	5.25	2-1-2030	2,250,000	2,252,324
State of Illinois Series B	5.00	5-1-2030	13,500,000	14,533,626
State of Illinois Series D	5.00	11-1-2027	9,975,000	10,433,053
Village of Matteson Series A (BAM Insured)	4.00	12-1-2025	500,000	502,607
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	582,932
Village of Matteson Series B (BAM Insured)	4.00	12-1-2025	400,000	401,811
Village of Matteson Series C (BAM Insured)	4.00	12-1-2026	200,000	201,623
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	303,849
Whiteside & Lee Counties Community Unit School District No. 5 Sterling Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,491,334
				88,939,319
Health revenue: 1.01%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	2,995,000	3,001,414
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2027	800,000	811,532
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,175,000	4,267,491
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	4.58	5-1-2042	2,250,000	2,214,316
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A144A	5.00	8-15-2029	4,895,000	4,945,391
Illinois Finance Authority University of Illinois	5.00	10-1-2025	500,000	505,285
Illinois Finance Authority University of Illinois	5.00	10-1-2026	600,000	610,326
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2026	465,000	454,542
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	463,886
				17,274,183
Housing revenue: 0.81%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	4,500,000	4,437,584
Illinois Housing Development Authority Marshall Field Preservation LP (SIFMA Municipal Swap+1.00%) (FNMA LOC, FNMA LIQ)±	4.88	5-15-2050	7,500,000	7,511,801
Metropolitan Pier & Exposition Authority Series A	3.00	6-15-2025	2,000,000	1,977,111
				13,926,496
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 13

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.15%
City of Chicago Lakeshore East Special Assessment Area144A	3.04%	12-1-2028	$241,000	$223,966
Cook County Community High School District No. 212 Leyden Series C (BAM Insured)	5.00	12-1-2028	2,385,000	2,397,353
				2,621,319
Tax revenue: 0.92%
Regional Transportation Authority Series Bøø	4.10	6-1-2025	3,915,000	3,915,000
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,268,151
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2025	4,000,000	4,005,794
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2027	370,000	371,202
State of Illinois Sales Tax Revenue Series C (BAM Insured)	4.00	6-15-2030	890,000	897,451
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,302,941
				15,760,539
Transportation revenue: 0.12%
Illinois State Toll Highway Authority Series C	5.00	1-1-2027	2,050,000	2,137,492
Utilities revenue: 0.23%
City of Springfield Electric Revenue	5.00	3-1-2029	3,925,000	3,956,232
Water & sewer revenue: 0.46%
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2030	1,500,000	1,507,422
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,500,000	2,568,772
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,599,318
City of Waukegan Water & Sewer System Revenue (AGM Insured)	5.00	12-30-2027	280,000	294,693
				7,970,205
				165,642,119
Indiana: 2.14%
Health revenue: 0.54%
Indiana Finance Authority Deaconess Health System Obligated Group Series B (SIFMA Municipal Swap+0.30%)±	4.18	3-1-2039	5,305,000	5,229,476
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series B	5.00	11-1-2024	3,000,000	3,012,806
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	5.00	11-1-2024	1,000,000	1,004,269
				9,246,551
Housing revenue: 0.13%
Mishawaka RDA (BAM Insured)	5.00	2-15-2027	1,025,000	1,067,417
Tippecanoe County School Building Corp. Series B	5.00	1-15-2028	175,000	184,364
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	238,808
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	295,028
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	543,554
				2,329,171
Industrial development revenue: 0.07%
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Sumitomo Mitsui Banking Corp. LOC)ø	4.95	12-1-2039	1,200,000	1,200,000
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.84%
Indianapolis Local Public Improvement Bond Bank Series A	5.00%	6-1-2026	$3,000,000	$3,089,379
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,267,457
Westfield-Washington Multi-School Building Corp. Series B BAN	5.00	12-15-2024	5,000,000	5,022,338
				14,379,174
Utilities revenue: 0.15%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	2,630,000	2,638,761
Water & sewer revenue: 0.41%
Terre Haute Sanitary District BAN	5.25	9-28-2028	7,000,000	6,999,976
				36,793,633
Iowa: 0.16%
Education revenue: 0.06%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2024	1,000,000	1,005,077
GO revenue: 0.10%
City of Indianola	3.00	6-1-2027	855,000	838,278
City of Indianola	4.00	6-1-2028	880,000	904,499
				1,742,777
				2,747,854
Kansas: 0.59%
GO revenue: 0.49%
City of Dodge City Series 2023-1	4.13	9-1-2025	3,000,000	3,002,430
City of Valley Center Series 1	4.38	12-1-2025	4,815,000	4,816,151
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)%%	5.00	9-1-2029	185,000	198,376
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)%%	5.00	9-1-2030	125,000	135,365
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)%%	5.00	9-1-2031	300,000	328,231
				8,480,553
Health revenue: 0.10%
City of Topeka Congregational Home Obligated Group Series B	5.13	12-1-2026	600,000	600,008
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2025	1,055,000	1,043,370
				1,643,378
				10,123,931
Kentucky: 3.47%
Education revenue: 0.08%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2027	525,000	505,274
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	517,927
Kentucky Bond Development Corp. Centre College	4.00	6-1-2026	210,000	210,888
Kentucky Bond Development Corp. Centre College	4.00	6-1-2028	250,000	253,304
				1,487,393
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 15

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.24%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series Cøø	5.00%	10-1-2047	$4,000,000	$4,088,558
Industrial development revenue: 0.16%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,750,000	2,716,291
Miscellaneous revenue: 0.15%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2027	1,130,000	1,141,277
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2029	1,000,000	1,009,748
Kentucky State University (BAM Insured)	5.00	11-1-2027	160,000	168,099
Kentucky State University (BAM Insured)	5.00	11-1-2028	200,000	213,345
				2,532,469
Resource recovery revenue: 0.15%
Kentucky EDFA Republic Services, Inc. Series Bøø	3.90	4-1-2031	2,545,000	2,546,045
Utilities revenue: 2.58%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,460,751
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	9,500,000	9,510,917
Kentucky Public Energy Authority Series A-1	5.00	7-1-2029	1,400,000	1,445,024
Kentucky Public Energy Authority Series Bøø	4.00	1-1-2049	21,085,000	21,136,989
Louisville/Jefferson County Metropolitan Government Virginia Electric & Power Co. Series B AMT	1.35	11-1-2027	7,500,000	6,764,404
				44,318,085
Water & sewer revenue: 0.11%
County of Owen American Water/Kentucky-American Water Co. Obligated Groupøø	3.88	6-1-2040	2,000,000	2,003,956
				59,692,797
Louisiana: 1.69%
GO revenue: 0.08%
City of Shreveport	5.00	9-1-2027	1,420,000	1,423,069
Health revenue: 0.43%
Louisiana Public Facilities Authority Children’s Medical Center Obligated Group Series A3øø	5.00	6-1-2045	3,250,000	3,379,090
Louisiana Public Facilities Authority Ochsner Clinic Foundation Obligated Group Series Bøø	5.00	5-15-2050	4,000,000	4,041,838
				7,420,928
Industrial development revenue: 0.84%
Parish of St. John the Baptist Marathon Oil Corp. Series A-2øø	2.10	6-1-2037	14,450,000	14,450,000
Miscellaneous revenue: 0.29%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series Bøø	0.88	2-1-2046	5,000,000	4,910,719
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.05%
East Baton Rouge Sewerage Commission Series Aøø	1.30%	2-1-2041	$1,000,000	$887,162
				29,091,878
Maine: 0.25%
Education revenue: 0.03%
Finance Authority of Maine Class A Series 2019A-1 AMT (AGM Insured)	5.00	12-1-2025	425,000	431,274
Health revenue: 0.22%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2026	500,000	512,212
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2025	810,000	821,072
Tender Option Bond Trust Receipts/Certificates Series 2023- XX1328 (AGM Insured) (Barclays Bank plc LIQ)144Aø	4.00	7-1-2053	2,500,000	2,500,000
				3,833,284
				4,264,558
Maryland: 0.85%
Health revenue: 0.21%
Maryland Health & Higher Educational Facilities Authority Doctors Hospital, Inc. Obligated Group Series A	5.00	7-1-2031	3,500,000	3,575,936
Housing revenue: 0.29%
Maryland Community Development Administration South Street Senior LLC Series D	3.15	7-1-2024	4,000,000	4,000,000
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2029	935,000	962,908
				4,962,908
Transportation revenue: 0.35%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	6,000,000	6,084,505
				14,623,349
Massachusetts: 0.42%
Education revenue: 0.05%
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2026	420,000	424,808
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	446,813
				871,621
GO revenue: 0.18%
Whitman Hanson Regional School District BAN	5.88	5-15-2025	3,000,000	3,035,587
Health revenue: 0.19%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	4.48	7-1-2049	2,600,000	2,592,001
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 17

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00%	10-1-2026	$300,000	$309,332
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2027	410,000	429,100
				3,330,433
				7,237,641
Michigan: 3.23%
Airport revenue: 0.08%
Gerald R Ford International Airport Authority AMT	5.00	1-1-2029	150,000	159,744
Gerald R Ford International Airport Authority AMT	5.00	1-1-2031	1,110,000	1,212,965
				1,372,709
Education revenue: 0.07%
Lake Superior State University (AGM Insured)	4.00	11-15-2026	390,000	393,366
Lake Superior State University (AGM Insured)	4.00	11-15-2027	405,000	410,792
Lake Superior State University (AGM Insured)	4.00	11-15-2028	405,000	411,696
				1,215,854
GO revenue: 0.03%
Clawson Public Schools (SBLF Insured)	4.00	5-1-2026	285,000	288,073
Clawson Public Schools (SBLF Insured)	4.00	5-1-2028	300,000	308,123
				596,196
Health revenue: 1.09%
Michigan Finance Authority Bronson Health Care Group Obligated Group Series Cøø	3.75	11-15-2049	7,600,000	7,578,137
Michigan Finance Authority Corewell Health Obligated Group Series C (SIFMA Municipal Swap+0.75%)±	4.63	4-15-2047	10,500,000	10,500,173
Michigan Strategic Fund Holland Home Obligated Group	4.00	11-15-2024	580,000	577,699
				18,656,009
Housing revenue: 0.13%
Michigan State Housing Development Authority Flats Phase I Ltd Dividend Housing Association LLCøø	3.80	7-1-2041	2,250,000	2,252,058
Industrial development revenue: 1.24%
Michigan Strategic Fund Consumers Energy Co. AMTøø	1.80	10-1-2049	19,500,000	19,363,939
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	2,002,462
				21,366,401
Utilities revenue: 0.59%
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMTøø	3.88	6-1-2053	10,000,000	10,114,314
				55,573,541
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Minnesota: 3.14%
Airport revenue: 0.06%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00%	1-1-2025	$1,100,000	$1,105,285
GO revenue: 0.07%
State of Minnesota Series A	5.00	8-1-2030	1,155,000	1,156,282
Health revenue: 1.73%
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,935,000	17,054,217
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2030	1,000,000	1,010,790
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	11,500,000	11,586,658
				29,651,665
Housing revenue: 0.33%
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2026	180,000	184,498
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2027	330,000	343,397
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2028	345,000	364,153
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2029	370,000	395,162
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2030	390,000	421,641
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2031	415,000	454,006
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	3.96	9-15-2031	1,500,000	1,500,000
Minnesota Housing Finance Agency Series A-2 (Department of Housing and Urban Development Insured)	3.88	8-1-2026	2,000,000	2,003,264
				5,666,121
Miscellaneous revenue: 0.02%
Duluth Independent School District No. 709 Series B	5.00	2-1-2025	375,000	377,828
Utilities revenue: 0.93%
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2027	400,000	416,290
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2028	500,000	527,963
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%) (Royal Bank of Canada LIQ)±	4.58	12-1-2052	15,000,000	14,992,476
				15,936,729
				53,893,910
Mississippi: 0.15%
Health revenue: 0.14%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	2,500,000	2,518,099
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 19

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.01%
Mississippi Business Finance Corp. Power Co. AMTø	5.10%	5-1-2028	$120,000	$120,000
				2,638,099
Missouri: 1.77%
Education revenue: 0.15%
HEFA of the State of Missouri Webster University	5.00	4-1-2026	2,630,000	2,572,099
Health revenue: 0.49%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,281,522
HEFA of the State of Missouri SSM Health Care Obligated Group Series Aøø	5.00	6-1-2039	3,000,000	3,151,418
				8,432,940
Housing revenue: 0.89%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,097,126
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,246,140
Missouri Public Utilities Commission	4.00	12-1-2024	10,000,000	9,994,699
				15,337,965
Miscellaneous revenue: 0.04%
County of Barry COP	5.00	10-1-2028	610,000	632,144
Utilities revenue: 0.20%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	3.50	5-1-2038	3,500,000	3,466,014
				30,441,162
Montana: 0.19%
Health revenue: 0.19%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2024	375,000	375,468
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2025	325,000	329,994
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2027	500,000	520,403
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,121,068
				3,346,933
Nebraska: 0.92%
Airport revenue: 0.06%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,043,558
Education revenue: 0.13%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	4.41	7-1-2035	2,180,000	2,153,008
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.19%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series Bøø	5.00%	11-15-2053	$3,250,000	$3,286,786
Utilities revenue: 0.54%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	5,610,000	5,615,849
Central Plains Energy Project No. 4 Series Aøø	5.00	5-1-2054	3,500,000	3,686,746
				9,302,595
				15,785,947
Nevada: 0.31%
GO revenue: 0.31%
Clark County School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	5,261,438
New Jersey: 1.48%
Airport revenue: 0.12%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2024	2,000,000	2,003,476
GO revenue: 0.31%
City of Newark Series B BAN	5.00	9-27-2024	4,657,000	4,662,477
Newark Board of Education (BAM Insured)	5.00	7-15-2027	350,000	365,710
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	370,409
				5,398,596
Housing revenue: 0.67%
New Jersey Health Care Facilities Financing Authority Department of Human Services	5.00	9-15-2025	2,500,000	2,545,526
New Jersey Health Care Facilities Financing Authority Department of Human Services	5.00	9-15-2026	2,000,000	2,056,200
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.25	4-1-2025	2,465,000	2,447,311
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series D AMT	2.90	10-1-2025	1,200,000	1,179,849
New Jersey TTFA Federal Highway Reimbursement Revenue Notes Series A-1	5.00	6-15-2030	3,265,000	3,343,894
				11,572,780
Water & sewer revenue: 0.38%
Jersey City Municipal Utilities Authority Sewer Fund Series B	5.00	5-1-2025	1,500,000	1,512,393
New Jersey EDA American Water Co., Inc. Series B AMTøø	3.75	11-1-2034	5,000,000	4,933,061
				6,445,454
				25,420,306
New Mexico: 0.59%
Industrial development revenue: 0.59%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90	6-1-2040	10,000,000	10,056,008
New York: 8.21%
Airport revenue: 1.05%
Albany County Airport Authority Series B AMT	5.00	12-15-2026	1,070,000	1,099,074
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 21

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00%	12-1-2027	$5,000,000	$5,180,004
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	501,931
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	518,000
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	523,861
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	529,929
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	4.00	7-1-2031	2,525,000	2,495,852
Port Authority of New York & New Jersey AMT	5.00	9-1-2026	7,150,000	7,159,469
				18,008,120
Education revenue: 0.37%
City of New Rochelle Iona College Series A	5.00	7-1-2031	1,070,000	1,082,252
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	1,000,000	940,167
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	1,030,000	1,019,064
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2025	600,000	605,607
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	853,959
St. Lawrence County Industrial Development Agency Clarkson University Capital Region Campus Series Bøø	1.55	9-1-2042	1,000,000	982,058
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2026	400,000	411,325
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2027	510,000	531,906
				6,426,338
GO revenue: 0.54%
City of Poughkeepsie	4.00	4-15-2027	480,000	471,677
County of Suffolk Series A (BAM Insured)	5.00	6-15-2028	3,215,000	3,446,005
Village of Lowville Series A BAN	4.63	8-22-2024	4,650,000	4,649,720
Village of Washingtonville BAN	7.25	10-4-2024	700,000	701,272
				9,268,674
Health revenue: 0.41%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2026	500,000	510,546
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2027	950,000	979,400
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2024	1,600,000	1,599,575
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00%	8-1-2025	$3,000,000	$2,995,466
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2026	1,000,000	1,008,958
				7,093,945
Housing revenue: 0.71%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	5,500,000	5,491,522
New York City Housing Development Corp. Series G-2 AMT	1.85	11-1-2024	400,000	397,445
New York City Housing Development Corp. Series G-2 AMT	1.90	5-1-2025	515,000	507,761
New York City Housing Development Corp. Series G-2 AMT	1.95	11-1-2025	520,000	509,076
New York City Housing Development Corp. Series G-2 AMT	2.00	5-1-2026	535,000	510,818
New York Liberty Development Corp. Series A	1.20	11-15-2028	2,500,000	2,141,530
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,257,366
New York State Housing Finance Agency Series K-2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	420,000	387,911
				12,203,429
Industrial development revenue: 1.44%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	2,500,000	2,505,297
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2025	12,925,000	12,986,244
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	3,965,000	4,030,347
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2028	5,000,000	5,206,746
				24,728,634
Miscellaneous revenue: 1.22%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,000,000	1,077,579
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	6,000,000	5,534,342
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2026	10,000,000	10,342,855
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C%%	5.00	11-15-2031	3,500,000	3,954,614
				20,909,390
Resource recovery revenue: 0.07%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2 AMT144Aøø	5.13	9-1-2050	1,200,000	1,241,721
Transportation revenue: 1.73%
Metropolitan Transportation Authority Series A	5.00	11-15-2031	4,000,000	4,413,927
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,618,663
Metropolitan Transportation Authority Series A-2øø	5.00	11-15-2045	8,310,000	8,911,066
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 23

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Metropolitan Transportation Authority Series B	5.00%	11-15-2028	$365,000	$389,436
Metropolitan Transportation Authority Series C	5.00	11-15-2030	2,710,000	2,722,657
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,639,589
Metropolitan Transportation Authority Series D-1øø	5.00	11-15-2034	5,000,000	5,018,249
				29,713,587
Utilities revenue: 0.54%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,294,353
Long Island Power Authority Series Bøø	1.65	9-1-2049	6,000,000	5,969,057
				9,263,410
Water & sewer revenue: 0.13%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,303,189
				141,160,437
North Carolina: 0.91%
Health revenue: 0.20%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,445,613
North Carolina Medical Care Commission Friends Homes Obligated Group Series B2	2.30	9-1-2025	1,250,000	1,222,368
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2026	245,000	245,604
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2027	295,000	296,514
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	307,417
				3,517,516
Housing revenue: 0.07%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2028	1,155,000	1,167,675
Industrial development revenue: 0.06%
Columbus County Industrial Facilities & PCFA International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	992,753
Resource recovery revenue: 0.58%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.95	6-1-2038	10,000,000	10,000,148
				15,678,092
North Dakota: 0.54%
Health revenue: 0.54%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2025	380,000	381,085
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	437,512
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,135,704
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Grand Forks Altru Health System Obligated Group	5.00%	12-1-2028	$1,525,000	$1,545,127
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,750,000	1,783,381
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,477,732
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2030	200,000	215,460
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2031	325,000	352,555
				9,328,556
Ohio: 4.19%
GO revenue: 0.78%
City of Cleveland Series A	5.00	12-1-2026	3,610,000	3,690,815
City of Delaware BAN	4.63	7-3-2024	3,550,000	3,550,086
County of Lake BAN	4.38	6-26-2025	6,165,000	6,178,895
				13,419,796
Health revenue: 1.14%
Akron Bath Copley Joint Township Hospital District Summa Health System Obligated Group	5.00	11-15-2025	495,000	501,461
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,426,228
County of Franklin Ohio Living Obligated Group	5.00	7-1-2031	2,000,000	2,015,575
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	661,195
State of Ohio Premier Health Partners Obligated Group	5.00	11-15-2025	265,000	267,753
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bøø	5.00	1-15-2050	2,905,000	2,924,379
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0507 (Royal Bank of Canada LIQ)144Aø	3.91	11-15-2041	2,800,000	2,800,000
				19,596,591
Housing revenue: 0.70%
Cuyahoga Metropolitan Housing Authority Wade Park LP (FHA Insured)øø	4.75	12-1-2027	4,000,000	4,023,265
Ohio Housing Finance Agency Boardwalk Glenville Apartments LP Series A (Department of Housing and Urban Development Insured)øø	3.50	7-1-2025	3,550,000	3,550,000
Ohio Housing Finance Agency Glen Meadows Multifamily LLC Series A (Department of Housing and Urban Development Insured)	4.98	11-1-2024	3,500,000	3,505,918
State of Ohio Department of Administrative Services Series A-2	4.00	4-1-2031	900,000	900,733
				11,979,916
Industrial development revenue: 0.21%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	3,750,000	3,629,453
Miscellaneous revenue: 0.04%
Dayton City School District COP	3.00	12-1-2026	180,000	176,750
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 25

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Dayton City School District COP	3.00%	12-1-2027	$270,000	$263,566
Dayton City School District COP	4.00	12-1-2028	230,000	234,481
				674,797
Resource recovery revenue: 0.69%
Ohio Air Quality Development Authority American Electric Power Co., Inc. Series Døø	1.90	5-1-2026	12,000,000	11,881,139
Tax revenue: 0.33%
City of Akron Income Tax Revenue	4.00	12-1-2027	3,540,000	3,597,703
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,043,071
				5,640,774
Utilities revenue: 0.30%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2027	400,000	417,770
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2029	350,000	375,985
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2025	1,200,000	1,208,795
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2026	1,500,000	1,535,141
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2027	1,600,000	1,671,081
				5,208,772
				72,031,238
Oklahoma: 2.24%
GO revenue: 0.13%
Canadian County Independent School District No. 34 El Reno	3.65	7-1-2025	2,355,000	2,338,732
Health revenue: 0.32%
Comanche County Hospital Authority	5.00	7-1-2025	600,000	599,981
Comanche County Hospital Authority	5.00	7-1-2027	1,800,000	1,777,360
Comanche County Hospital Authority Colton Joint Unified School District	5.00	7-1-2029	500,000	487,959
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2031	2,000,000	2,019,888
Oklahoma Development Finance Authority OU Medicine Obligated Group Series B	5.00	8-15-2024	600,000	599,403
				5,484,591
Housing revenue: 1.66%
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00	6-1-2030	2,540,000	2,748,056
Creek County Educational Facilities Authority Independent School District No. 2 Bristow	5.00	9-1-2031	3,900,000	4,210,078
Kingfisher Special Projects Authority Independent School District No. 7	4.00	3-1-2026	2,005,000	2,018,473
The accompanying notes are an integral part of these financial statements.
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Mcintosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00%	9-1-2027	$415,000	$382,580
Oklahoma Capitol Improvement Authority Series A	5.00	7-1-2029	5,880,000	5,880,000
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2025	550,000	551,309
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	593,170
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2030	3,500,000	3,824,257
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2024	1,080,000	1,081,419
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2025	930,000	941,127
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2025	3,000,000	3,003,662
Wagoner County School Development Authority Independent School District No. 19	4.00	9-1-2025	1,255,000	1,260,409
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	468,331
Weatherford Industrial Trust Independent School District No. 26	5.00	3-1-2027	1,475,000	1,524,612
				28,487,483
Miscellaneous revenue: 0.08%
Kay County Public Buildings Authority Sales Tax Revenue	2.25	4-1-2025	735,000	717,875
Kay County Public Buildings Authority Sales Tax Revenue	2.38	4-1-2026	750,000	713,703
				1,431,578
Tax revenue: 0.05%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	818,992
				38,561,376
Oregon: 1.07%
Airport revenue: 0.07%
Port of Portland Airport Revenue Series 26-C AMT	5.00	7-1-2026	1,240,000	1,271,730
GO revenue: 0.71%
Port of Morrow Series A	4.00	6-1-2026	345,000	347,044
Port of Morrow Series A	4.00	6-1-2027	535,000	541,141
State of Oregon Article XI-Q State Projects Series A	5.00	5-1-2028	10,485,000	11,218,116
				12,106,301
Industrial development revenue: 0.29%
Oregon State Business Development Commission Intel Corp. Series 232øø	3.80	12-1-2040	5,000,000	5,023,455
				18,401,486
Pennsylvania: 7.54%
Airport revenue: 1.02%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2027	2,000,000	2,055,506
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,075,911
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 27

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City of Philadelphia Airport Revenue Series A	5.00%	7-1-2026	$1,160,000	$1,195,788
City of Philadelphia Airport Revenue Series A	5.00	7-1-2027	1,400,000	1,468,645
City of Philadelphia Airport Revenue Series C AMT	5.00	7-1-2024	10,745,000	10,745,000
				17,540,850
Education revenue: 1.33%
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	391,548
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	424,124
Lehigh County General Purpose Authority Muhlenberg College (SIFMA Municipal Swap+0.58%)±	4.46	11-1-2037	9,010,000	9,007,414
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2025	965,000	958,951
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2026	1,005,000	998,406
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2028	1,090,000	1,083,561
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2026	1,475,000	1,492,971
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	513,440
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2029	1,115,000	1,190,223
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2030	1,795,000	1,938,988
Pennsylvania Higher Educational Facilities Authority York College Series T4øø	4.50	5-1-2033	3,240,000	3,245,928
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2029	1,695,000	1,698,525
				22,944,079
GO revenue: 1.08%
Albert Gallatin Area School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,138,247
Albert Gallatin Area School District Series B (AGM Insured)	4.00	9-1-2025	350,000	352,554
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	4,001,549
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2025	220,000	213,490
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2027	200,000	186,002
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2028	220,000	200,327
Butler Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	2,974,921
Butler Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	4,786,076
Canon McMillan School District Series B (AGM Insured)	4.50	12-15-2028	2,000,000	2,001,722
City of Oil City Series A (AGM Insured)	4.00	12-1-2026	200,000	203,049
City of Oil City Series A (AGM Insured)	4.00	12-1-2027	195,000	198,998
City of Oil City Series A (AGM Insured)	4.00	12-1-2028	200,000	204,802
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,340,504
School District of Philadelphia Series A	5.00	9-1-2024	800,000	801,408
				18,603,649
Health revenue: 1.78%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.58	11-15-2047	6,000,000	5,984,597
Berks County IDA Tower Health Obligated Group	5.00	11-1-2024	1,000,000	880,518
The accompanying notes are an integral part of these financial statements.
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Doylestown Hospital Authority Obligated Group Series A	5.00%	7-1-2027	$1,305,000	$1,305,179
Geisinger Authority Health System Obligated Group Series Bøø	5.00	4-1-2043	10,000,000	10,289,303
Jefferson County Hospital Authority Punxsutawney Area Hospital, Inc.144A	4.50	1-15-2027	7,000,000	7,000,743
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.00	11-1-2030	2,030,000	2,145,283
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	470,521
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	558,225
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	1,983,261
				30,617,630
Housing revenue: 0.55%
Pennsylvania Housing Finance Agency Series 125A AMT	2.38	10-1-2025	5,285,000	5,159,902
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	3,510,000	3,504,898
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2024	265,000	265,952
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2025	220,000	223,636
Pennsylvania Housing Finance Agency Series 137	5.00	4-1-2026	240,000	245,622
				9,400,010
Miscellaneous revenue: 0.32%
Pennsylvania EDFA Philadelphia Water Department	3.00	1-1-2025	505,000	501,000
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2026	615,000	610,237
RDA of the City of Philadelphia Series A	5.00	4-15-2028	2,300,000	2,325,378
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AGM Insured)	5.00	2-1-2026	2,000,000	2,050,338
				5,486,953
Resource recovery revenue: 0.70%
Pennsylvania EDFA Republic Services, Inc. AMTøø	4.00	6-1-2044	12,000,000	11,999,988
Tax revenue: 0.09%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2026	500,000	508,770
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2027	500,000	513,249
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	517,539
				1,539,558
Transportation revenue: 0.60%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	533,686
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	549,486
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	3.88	7-15-2041	8,500,000	8,502,891
Pennsylvania Turnpike Commission Series B	5.00	12-1-2025	300,000	307,401
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	365,133
				10,258,597
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 29

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.07%
Allegheny County Sanitary Authority Series A	5.00%	6-1-2026	$850,000	$874,562
Allegheny County Sanitary Authority Series A	5.00	6-1-2027	300,000	315,580
				1,190,142
				129,581,456
Rhode Island: 0.23%
GO revenue: 0.23%
City of East Providence East Cherry Creek Valley Water & Sanitation District	4.00	7-31-2024	4,000,000	4,000,691
South Carolina: 0.53%
GO revenue: 0.21%
County of Colleton General Obligation Capital Project (BAM Insured)	4.00	7-1-2027	3,535,000	3,617,922
Utilities revenue: 0.32%
Piedmont Municipal Power Agency (NPFGC Insured)	5.38	1-1-2025	4,515,000	4,551,686
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	411,650
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	437,926
				5,401,262
				9,019,184
South Dakota: 0.06%
Resource recovery revenue: 0.06%
South Dakota EDFA Riverview LLP AMT (AgCountry Farm Credit Services LOC)ø	4.00	11-1-2051	1,000,000	1,000,000
Tennessee: 1.23%
Airport revenue: 0.27%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	698,135
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2028	1,000,000	1,046,361
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,823,828
				4,568,324
Health revenue: 0.10%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00	4-1-2029	770,000	801,489
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series B (AGM Insured) (Truist Bank SPA)ø	4.70	6-1-2042	970,000	970,000
				1,771,489
Utilities revenue: 0.86%
City of Memphis Electric System Revenue Series A	5.00	12-1-2025	600,000	614,430
City of Memphis Electric System Revenue Series A	5.00	12-1-2026	600,000	625,405
City of Memphis Electric System Revenue Series A	5.00	12-1-2027	450,000	476,653
Tennergy Corp. Series A	5.50	12-1-2028	1,000,000	1,038,998
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,671,127
The accompanying notes are an integral part of these financial statements.
30 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennessee Energy Acquisition Corp.øø	4.00%	11-1-2049	$7,500,000	$7,503,704
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2024	1,900,000	1,903,379
				14,833,696
				21,173,509
Texas: 10.22%
Airport revenue: 1.27%
City of Austin Airport System Revenue AMT	5.00	11-15-2025	1,500,000	1,523,415
City of El Paso Airport Revenue AMT	5.00	8-15-2025	3,110,000	3,144,106
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,022,486
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,034,274
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2028	3,000,000	3,139,083
City of Houston Airport System Revenue Series B	5.00	7-1-2026	1,500,000	1,549,802
City of Houston Airport System Revenue Series B	5.00	7-1-2027	3,000,000	3,150,602
Dallas Fort Worth International Airport Series A	5.00	11-1-2025	1,000,000	1,022,594
Dallas Fort Worth International Airport Series B	5.00	11-1-2026	2,850,000	2,961,704
Love Field Airport Modernization Corp. AMT	5.00	11-1-2026	3,250,000	3,325,154
				21,873,220
Education revenue: 0.79%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	352,837
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	292,980
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2030	200,000	217,743
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2031	205,000	225,802
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2032	215,000	238,972
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2025	360,000	363,195
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2027	500,000	515,925
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	312,290
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00	8-15-2024	3,125,000	3,124,440
Odessa Junior College District (AGM Insured)	4.00	7-1-2028	400,000	408,855
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	4.28	6-15-2056	3,500,000	3,500,000
Texas A&M University Series A	5.00	5-15-2025	3,000,000	3,043,466
Texas PFA Southern University (BAM Insured)	5.00	5-1-2028	1,000,000	1,020,350
				13,616,855
GO revenue: 2.63%
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,805,280
City of Port Arthur (BAM Insured)	5.00	2-15-2026	290,000	297,219
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	322,521
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 31

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Port Arthur (BAM Insured)	5.00%	2-15-2028	$365,000	$385,138
Comal Independent School District	5.00	2-1-2025	2,790,000	2,814,819
Cypress-Fairbanks Independent School District	5.00	2-15-2029	6,530,000	6,596,665
Denton Independent School District Series Bøø	2.00	8-1-2044	4,070,000	4,063,580
Eanes Independent School District Series Bøø	1.75	8-1-2039	7,465,000	7,452,077
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,230,000	1,135,812
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,069,205
North East Independent School Districtøø	2.20	8-1-2049	4,800,000	4,793,819
North East Independent School Districtøø	3.60	8-1-2052	500,000	499,614
Pasadena Independent School District Series A	4.00	2-15-2032	9,000,000	8,999,877
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	3.92	8-1-2053	1,025,000	1,025,000
				45,260,626
Health revenue: 1.36%
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,316,335
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series Bøø	5.00	10-1-2051	8,500,000	9,324,593
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2030	850,000	930,083
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2031	900,000	999,597
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Eøø	5.00	11-15-2052	4,000,000	4,098,422
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2024	1,305,000	1,304,853
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,446,124
				23,420,007
Housing revenue: 0.68%
Housing Synergy PFC Villages at Westlake Apartments LP (Department of Housing and Urban Development Insured)øø	3.50	8-1-2025	4,000,000	3,996,396
Houston Housing Finance Corp.øø%%	3.65	2-1-2048	3,700,000	3,695,856
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.20	3-1-2038	2,000,000	2,000,000
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	1,991,261
				11,683,513
Industrial development revenue: 0.52%
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	7,000,000	7,078,034
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	1.88	1-1-2026	800,000	770,142
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	525,000	493,994
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	529,916
				8,872,086
The accompanying notes are an integral part of these financial statements.
32 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.20%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00%	10-1-2029	$420,000	$453,861
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2030	1,520,000	1,661,094
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2029	400,000	432,249
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	819,619
				3,366,823
Resource recovery revenue: 0.21%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	3,500,000	3,538,178
Tax revenue: 0.48%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2025	480,000	482,821
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2026	510,000	517,775
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2027	845,000	863,938
City of Dallas144Aøø	6.25	8-15-2053	3,500,000	3,523,938
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7	5.00	9-1-2025	2,805,000	2,848,322
				8,236,794
Transportation revenue: 0.29%
Central Texas Turnpike System Series C	5.00	8-15-2029	3,840,000	3,845,533
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2030	450,000	491,113
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2031	600,000	663,333
				4,999,979
Utilities revenue: 1.79%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	11,500,000	11,092,877
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	5,000,000	4,998,705
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,092,769
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2027	1,385,000	1,451,180
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2028	2,285,000	2,433,811
Texas Municipal Gas Acquisition & Supply Corp. II Series B (SIFMA Municipal Swap+0.55%)±	4.43	9-15-2027	6,310,000	6,273,194
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2026	950,000	937,644
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2027	1,600,000	1,572,625
				30,852,805
				175,720,886
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 33

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utah: 0.35%
Airport revenue: 0.33%
City of Salt Lake City Airport Revenue Series A AMT	5.00%	7-1-2024	$2,000,000	$2,000,000
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	3,600,000	3,640,373
				5,640,373
Telecom revenue: 0.02%
Utah Infrastructure Agency	3.00	10-15-2026	310,000	300,352
				5,940,725
Virginia: 1.31%
Airport revenue: 0.09%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,535,116
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00	6-1-2026	300,000	303,819
Virginia College Building Authority Regent University	5.00	6-1-2027	275,000	280,465
Virginia College Building Authority Regent University	5.00	6-1-2028	300,000	307,874
				892,158
Housing revenue: 0.41%
Arlington County IDA Park Shirlington Preservation LP Series A	5.00	1-1-2026	6,000,000	6,093,225
Virginia Housing Development Authority Series E-1øø	3.85	1-1-2055	1,000,000	997,709
				7,090,934
Tax revenue: 0.06%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	680,000	238,000
Marquis CDA of York County Virginia Series A	5.10	9-1-2036	2,169,000	759,150
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,732
				1,005,882
Utilities revenue: 0.70%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65	11-1-2035	9,000,000	8,988,671
Wise County IDA Virginia Electric & Power Co. Series Aøø	3.80	11-1-2040	3,000,000	3,008,321
				11,996,992
				22,521,082
Washington: 2.20%
GO revenue: 0.69%
City of Seattle Series A	4.00	4-1-2031	2,395,000	2,412,838
State of Washington	5.00	6-1-2025	1,000,000	1,015,019
State of Washington	5.00	6-1-2026	1,570,000	1,621,922
State of Washington Series R-2022D	5.00	7-1-2024	4,465,000	4,465,000
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,289,004
				11,803,783
Health revenue: 0.91%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	3,655,000	3,685,920
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	2,017,785
The accompanying notes are an integral part of these financial statements.
34 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B1øø	5.00%	8-1-2049	$2,500,000	$2,501,078
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2øø	5.00	8-1-2049	2,430,000	2,453,445
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	4,125,000	4,205,798
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2025	275,000	279,216
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2026	285,000	292,937
Washington State Housing Finance Commission eliseo Obligated Group Series B-2144A	2.13	7-1-2027	285,000	265,140
				15,701,319
Housing revenue: 0.44%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,047,096
King County Housing Authority	4.00	10-1-2027	300,000	301,564
Snohomish County Housing Authority	5.00	4-1-2025	500,000	504,370
Snohomish County Housing Authority	5.00	4-1-2026	730,000	745,964
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	4,960,863
				7,559,857
Utilities revenue: 0.16%
Energy Northwest Bonneville Power Administration Series A	5.00	7-1-2030	2,500,000	2,772,387
				37,837,346
West Virginia: 0.15%
Resource recovery revenue: 0.15%
West Virginia EDA Kentucky Power Co. Series 2014A AMTøø	4.70	4-1-2036	2,500,000	2,527,410
Wisconsin: 4.14%
GO revenue: 0.04%
Monroe School District (AGM Insured)	5.00	3-1-2030	675,000	733,276
Health revenue: 3.06%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	204,909
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2028	225,000	232,214
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	1,450,000	1,460,858
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 3øø	5.00	8-15-2054	1,250,000	1,277,853
Wisconsin HEFA Ascension Health Credit Groupøø	5.00	11-15-2033	10,285,000	10,326,514
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2025	1,000,000	1,009,355
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,080,764
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A%%	5.00	2-15-2029	2,500,000	2,624,672
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 35

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B1øø	5.00%	2-15-2052	$12,000,000	$11,999,234
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2øø	5.00	2-15-2051	18,300,000	18,600,735
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2029	1,000,000	1,001,114
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2024	155,000	154,713
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2025	245,000	243,396
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	351,212
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	788,837
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	849,475
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	138,583
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	192,614
				52,537,052
Industrial development revenue: 0.08%
PFA Waste Management, Inc. Series A-2 AMT	2.88	5-1-2027	1,400,000	1,347,989
Miscellaneous revenue: 0.50%
PMA Levy & Aid Anticipation Notes Program Series A	5.00	9-25-2024	5,000,000	5,010,203
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,500,000	3,564,130
				8,574,333
Tax revenue: 0.20%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	3,360,000	3,450,910
Utilities revenue: 0.17%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	2,958,284
Water & sewer revenue: 0.09%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,600,000	1,520,358
				71,122,202
Wyoming: 0.20%
Health revenue: 0.20%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	3,500,000	3,481,556
Total municipal obligations (Cost $1,723,942,575)				1,693,417,304
The accompanying notes are an integral part of these financial statements.
36 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Yield	Maturity date	Principal	Value
Short-term investments: 1.11%
Commercial paper: 0.70%
County of Mercer	3.70%	9-24-2024	$5,000,000	$4,999,897
County of Mercer	3.85	9-19-2024	7,000,000	7,002,023
				12,001,920

			Shares
Investment companies: 0.41%
Allspring Government Money Market Fund Select Class♠∞##		5.25	6,979,316	6,979,316
Total short-term investments (Cost $18,979,316)				18,981,236
Total investments in securities (Cost $1,749,921,891)	100.04%			1,719,398,540
Other assets and liabilities, net	(0.04)			(652,064)
Total net assets	100.00%			$1,718,746,476

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 37

Portfolio of investments—June 30, 2024

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$220,922,633	$(213,943,317)	$0	$0	$6,979,316	6,979,316	$99,916
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	5,498,777	369,167,384	(374,666,161)	0	0	0	0	282,627
				$0	$0	$6,979,316		$382,543
The accompanying notes are an integral part of these financial statements.
38 | Allspring Short-Term Municipal Bond Fund

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,742,942,575)	$1,712,419,224
Investments in affiliated securities, at value (cost $6,979,316)	6,979,316
Receivable for interest	18,210,557
Receivable for investments sold	4,680,000
Receivable for Fund shares sold	661,106
Prepaid expenses and other assets	1,163
Total assets	1,742,951,366
Liabilities
Payable for when-issued transactions	14,215,301
Payable for investments purchased	7,000,000
Payable for Fund shares redeemed	1,885,335
Management fee payable	387,451
Dividends payable	260,300
Administration fees payable	126,595
Distribution fee payable	2,745
Accrued expenses and other liabilities	327,163
Total liabilities	24,204,890
Total net assets	$1,718,746,476
Net assets consist of
Paid-in capital	$1,811,036,126
Total distributable loss	(92,289,650)
Total net assets	$1,718,746,476
Computation of net asset value and offering price per share
Net assets–Class A	$332,103,737
Shares outstanding–Class A1	34,591,940
Net asset value per share–Class A	$9.60
Maximum offering price per share – Class A2	$9.80
Net assets–Class C	$4,443,079
Shares outstanding–Class C1	462,775
Net asset value per share–Class C	$9.60
Net assets–Class R6	$139,056,989
Shares outstanding–Class R6[1]	14,456,456
Net asset value per share–Class R6	$9.62
Net assets–Administrator Class	$1,610,088
Shares outstanding–Administrator Class[1]	167,776
Net asset value per share–Administrator Class	$9.60
Net assets–Institutional Class	$1,241,532,583
Shares outstanding–Institutional Class[1]	129,086,353
Net asset value per share–Institutional Class	$9.62
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98.00 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 39

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$54,042,292
Income from affiliated securities	382,543
Total investment income	54,424,835
Expenses
Management fee	6,280,143
Administration fees
Class A	540,000
Class C	6,847
Class R6	45,811
Administrator Class	2,288
Institutional Class	1,069,034
Shareholder servicing fees
Class A	898,428
Class C	11,412
Administrator Class	5,622
Distribution fee
Class C	34,235
Custody and accounting fees	49,398
Professional fees	91,966
Registration fees	74,478
Shareholder report expenses	51,379
Trustees’ fees and expenses	25,241
Other fees and expenses	56,103
Total expenses	9,242,385
Less: Fee waivers and/or expense reimbursements
Fund-level	(700,420)
Class A	(312,187)
Class C	(3,988)
Administrator Class	(1,435)
Net expenses	8,224,355
Net investment income	46,200,480
Realized and unrealized gains (losses) on investments
Net realized gains on investments	423,776
Net change in unrealized gains (losses) on investments	16,245,260
Net realized and unrealized gains (losses) on investments	16,669,036
Net increase in net assets resulting from operations	$62,869,516
The accompanying notes are an integral part of these financial statements.
40 | Allspring Short-Term Municipal Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$46,200,480		$34,798,764
Net realized gains (losses) on investments		423,776		(1,340,465)
Net change in unrealized gains (losses) on investments		16,245,260		(4,775,246)
Net increase in net assets resulting from operations		62,869,516		28,683,053
Distributions to shareholders from
Net investment income and net realized gains
Class A		(8,459,932)		(7,804,675)
Class C		(73,197)		(48,499)
Class R6		(4,010,731)		(4,538,078)
Administrator Class		(54,482)		(76,328)
Institutional Class		(34,509,776)		(22,364,997)
Total distributions to shareholders		(47,108,118)		(34,832,577)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,464,958	33,041,706	3,906,304	37,153,356
Class C	95,241	911,018	241,988	2,293,649
Class R6	2,666,949	25,496,467	4,772,973	45,439,559
Administrator Class	18,036	171,188	116,504	1,097,402
Institutional Class	33,507,349	320,354,286	103,653,771	986,549,992
		379,974,665		1,072,533,958
Reinvestment of distributions
Class A	838,085	7,994,142	778,004	7,387,576
Class C	7,649	72,982	4,992	47,413
Class R6	262,252	2,506,692	234,616	2,233,086
Administrator Class	4,025	38,360	6,545	62,132
Institutional Class	3,462,749	33,088,389	2,125,586	20,222,065
		43,700,565		29,952,272
Payment for shares redeemed
Class A	(11,533,055)	(109,955,975)	(17,630,552)	(167,372,223)
Class C	(137,279)	(1,311,906)	(279,885)	(2,653,079)
Class R6	(7,303,578)	(69,698,647)	(22,378,170)	(213,390,782)
Administrator Class	(139,450)	(1,331,699)	(505,896)	(4,831,557)
Institutional Class	(55,396,072)	(529,407,381)	(79,106,656)	(752,337,010)
		(711,705,608)		(1,140,584,651)
Net decrease in net assets resulting from capital share transactions		(288,030,378)		(38,098,421)
Total decrease in net assets		(272,268,980)		(44,247,945)
Net assets
Beginning of period		1,991,015,456		2,035,263,401
End of period		$1,718,746,476		$1,991,015,456
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 41

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.52	$9.54	$9.95	$9.92	$9.92
Net investment income	0.22 [1]	0.16 [1]	0.10	0.12	0.15
Net realized and unrealized gains (losses) on investments	0.08	(0.01)	(0.41)	0.03	(0.01)
Total from investment operations	0.30	0.15	(0.31)	0.15	0.14
Distributions to shareholders from
Net investment income	(0.22)	(0.17)	(0.10)	(0.12)	(0.14)
Net asset value, end of period	$9.60	$9.52	$9.54	$9.95	$9.92
Total return[2]	3.24%	1.53%	(3.09)%	1.52%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.76%	0.77%	0.76%
Net expenses	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	2.30%	1.71%	1.05%	1.20%	1.52%
Supplemental data
Portfolio turnover rate	24%	30%	28%	20%	35%
Net assets, end of period (000s omitted)	$332,104	$397,949	$522,582	$685,618	$743,254

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
42 | Allspring Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.52	$9.54	$9.95	$9.92	$9.92
Net investment income	0.15 [1]	0.09 [1]	0.03	0.05	0.08
Net realized and unrealized gains (losses) on investments	0.08	(0.02)	(0.41)	0.03	(0.01)
Total from investment operations	0.23	0.07	(0.38)	0.08	0.07
Distributions to shareholders from
Net investment income	(0.15)	(0.09)	(0.03)	(0.05)	(0.07)
Net asset value, end of period	$9.60	$9.52	$9.54	$9.95	$9.92
Total return[2]	2.47%	0.77%	(3.82)%	0.76%	0.71%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.51%	1.51%	1.50%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income	1.55%	0.97%	0.30%	0.45%	0.77%
Supplemental data
Portfolio turnover rate	24%	30%	28%	20%	35%
Net assets, end of period (000s omitted)	$4,443	$4,731	$5,058	$6,962	$16,870

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 43

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.53	$9.56	$9.97	$9.94	$9.94
Net investment income	0.24 [1]	0.19 [1]	0.13	0.15	0.18
Net realized and unrealized gains (losses) on investments	0.10	(0.03)	(0.41)	0.03	(0.01)
Total from investment operations	0.34	0.16	(0.28)	0.18	0.17
Distributions to shareholders from
Net investment income	(0.25)	(0.19)	(0.13)	(0.15)	(0.17)
Net asset value, end of period	$9.62	$9.53	$9.56	$9.97	$9.94
Total return[2]	3.63%	1.70%	(2.82)%	1.80%	1.75%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.38%	0.38%	0.39%	0.38%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.58%	1.96%	1.33%	1.48%	1.80%
Supplemental data
Portfolio turnover rate	24%	30%	28%	20%	35%
Net assets, end of period (000s omitted)	$139,057	$179,524	$346,080	$439,530	$626,312

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
44 | Allspring Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.51	$9.54	$9.96	$9.92	$9.93
Net investment income	0.22 [1]	0.16 [1]	0.12	0.12 [1]	0.16
Net realized and unrealized gains (losses) on investments	0.10	(0.02)	(0.42)	0.04	(0.02)
Total from investment operations	0.32	0.14	(0.30)	0.16	0.14
Distributions to shareholders from
Net investment income	(0.23)	(0.17)	(0.12)	(0.12)	(0.15)
Net asset value, end of period	$9.60	$9.51	$9.54	$9.96	$9.92
Total return[2]	3.38%	1.45%	(3.08)%	1.65%	1.39%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.70%	0.71%	0.69%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.33%	1.70%	1.07%	1.23%	1.55%
Supplemental data
Portfolio turnover rate	24%	30%	28%	20%	35%
Net assets, end of period (000s omitted)	$1,610	$2,712	$6,372	$12,906	$18,560

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 45

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.53	$9.56	$9.97	$9.94	$9.94
Net investment income	0.24 [1]	0.19 [1]	0.13	0.14	0.17
Net realized and unrealized gains (losses) on investments	0.10	(0.03)	(0.41)	0.03	(0.00)[2]
Total from investment operations	0.34	0.16	(0.28)	0.17	0.17
Distributions to shareholders from
Net investment income	(0.25)	(0.19)	(0.13)	(0.14)	(0.17)
Net asset value, end of period	$9.62	$9.53	$9.56	$9.97	$9.94
Total return[3]	3.58%	1.65%	(2.86)%	1.75%	1.70%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.43%	0.44%	0.43%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.53%	1.96%	1.29%	1.42%	1.74%
Supplemental data
Portfolio turnover rate	24%	30%	28%	20%	35%
Net assets, end of period (000s omitted)	$1,241,533	$1,406,099	$1,155,172	$1,390,537	$1,919,898

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
46 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Short-Term Municipal Bond Fund | 47

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $1,750,354,910 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,785,536
Gross unrealized losses	(33,741,906)
Net unrealized losses	$(30,956,370)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $9,110,249 in short-term capital losses and $52,265,787 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$7,000,000	$0	$7,000,000
Municipal obligations	0	1,693,417,304	0	1,693,417,304
Short-term investments
Commercial paper	0	12,001,920	0	12,001,920
Investment companies	6,979,316	0	0	6,979,316
Total assets	$6,979,316	$1,712,419,224	$0	$1,719,398,540
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
48 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the year ended June 30, 2024, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.63%
Class C	1.38
Class R6	0.35
Administrator Class	0.60
Institutional Class	0.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2024, Allspring Funds Distributor received $434 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2024.
Allspring Short-Term Municipal Bond Fund | 49

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $182,561,600, $174,870,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2024 were $405,565,077 and $463,775,633, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$47,108,118	$34,832,577
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$311,344	$(30,956,370)	$(61,376,036)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
50 | Allspring Short-Term Municipal Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short-Term Municipal Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
Allspring Short-Term Municipal Bond Fund | 51

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

52 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Short-Term Municipal Bond Fund | 53

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short-Term Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

54 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the ten-year period under review, and in range of the average investment performance of the Universe for the one-, three-, and five-year periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg 1-3 Year Composite Municipal Bond Index, for the one-year period under review, in range of the investment performance of its benchmark index for the three- and ten-year periods under review, and lower for the five-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for the Institutional Class and Class R6, equal to the sum of the average rates for the expense Group for the Administrator Class, and in range of the sum of the average rates for the expense Group for Class A.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Short-Term Municipal Bond Fund | 55

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

56 | Allspring Short-Term Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3330 06-24

Allspring Wisconsin Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring Wisconsin Tax-Free Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.53%
Alabama: 1.44%
Utilities revenue: 1.44%
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00%	10-1-2052	$1,000,000	$1,001,337
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	750,000	793,064
				1,794,401
California: 0.41%
Utilities revenue: 0.41%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	513,637
Georgia: 0.39%
Utilities revenue: 0.39%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	493,528
Guam: 6.32%
Airport revenue: 1.38%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	252,947
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	1,011,236
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	460,898
				1,725,081
Miscellaneous revenue: 0.38%
Territory of Guam Series F	4.00	1-1-2042	500,000	480,891
Tax revenue: 0.84%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	1,045,245
Utilities revenue: 1.26%
Guam Power Authority Series A	5.00	10-1-2026	500,000	510,552
Guam Power Authority Series A	5.00	10-1-2038	550,000	563,843
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2039	500,000	501,176
				1,575,571
Water & sewer revenue: 2.46%
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	519,391
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,250,535
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	1-1-2050	300,000	308,189
				3,078,115
				7,904,903
Illinois: 0.20%
Miscellaneous revenue: 0.20%
City of Chicago Lakeshore East Special Assessment Area144A	2.69	12-1-2026	266,000	254,541
The accompanying notes are an integral part of these financial statements.
2 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Maryland: 0.80%
Housing revenue: 0.80%
Maryland Community Development Administration South Street Senior LLC Series D	3.15%	7-1-2024	$1,000,000	$1,000,000
New Jersey: 0.37%
Education revenue: 0.37%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00	6-15-2047	425,000	458,105
New York: 1.14%
Education revenue: 1.14%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	420,200
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	1,002,999
				1,423,199
Pennsylvania: 2.13%
Education revenue: 0.48%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	600,000	592,228
Health revenue: 1.65%
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	2,065,179
				2,657,407
Puerto Rico: 3.28%
Health revenue: 1.50%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2026	205,000	207,987
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2031	435,000	459,916
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2032	925,000	977,884
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	232,573
				1,878,360
Miscellaneous revenue: 1.78%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	2,225,000	2,225,588
				4,103,948
Texas: 2.36%
Education revenue: 0.81%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	1,005,995
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.55%
Denton Independent School District	4.00%	8-15-2048	$2,000,000	$1,943,608
				2,949,603
Wisconsin: 79.69%
Education revenue: 8.74%
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2030	495,000	487,786
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,452,915
Wisconsin HEFA Lawrence University	4.00	2-1-2045	1,685,000	1,484,597
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,142,222
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.00	4-1-2038	1,200,000	880,627
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2039	1,000,000	725,744
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2040	1,000,000	708,955
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2041	750,000	534,375
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2042	1,000,000	704,484
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50	3-15-2033	735,000	740,030
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	1,070,945
				10,932,680
GO revenue: 3.30%
City of Milwaukee Series B6	5.00	4-1-2025	550,000	554,818
State of Wisconsin Series A (SIFMA Municipal Swap+0.42%)±	4.30	5-1-2025	3,585,000	3,570,696
				4,125,514
Health revenue: 21.96%
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00	7-1-2037	275,000	280,446
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00	7-1-2038	375,000	379,861
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	181,928
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	159,584
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,500,000	2,711,131
Wisconsin HEFA Beloit Health System Obligated Group##	4.00	7-1-2036	4,000,000	3,878,034
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	52,130
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,335,369
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	3.00	2-15-2031	230,000	204,381
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	3.25	2-15-2032	185,000	163,353
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	4.00	2-15-2042	500,000	441,146
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	410,716
The accompanying notes are an integral part of these financial statements.
4 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00%	2-15-2028	$650,000	$661,365
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	508,794
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2047	2,385,000	2,358,893
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2024	125,000	124,891
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	98,396
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2031	75,000	73,674
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	1,946,100
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	727,809
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	407,634
Wisconsin HEFA Monroe Clinic, Inc.	3.00	2-15-2035	520,000	515,065
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2031	900,000	901,537
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2033	550,000	550,939
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2028	400,000	405,032
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2029	575,000	582,234
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2030	465,000	470,850
Wisconsin HEFA PHW Menomonee Falls, Inc.	6.00	10-1-2054	1,000,000	1,011,334
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,200,000	1,218,922
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2049	250,000	253,280
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,484,982
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2045	650,000	560,226
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	409,396
				27,469,432
Housing revenue: 35.75%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,349,753
Ashwaubenon CDA County of Brown	4.00	6-1-2030	250,000	256,903
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,342,628
Ashwaubenon CDA County of Brown	4.00	6-1-2035	900,000	913,821
Ashwaubenon CDA County of Brown	4.00	6-1-2036	265,000	268,826
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	8,000,000	2,490,792
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	112,081
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	219,224
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	750,640
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,611,721
Kaukauna RDA	3.75	6-1-2032	850,000	837,778
Kaukauna RDA	4.00	6-1-2025	425,000	426,875
Kaukauna RDA	4.00	6-1-2028	425,000	427,385
Kaukauna RDA	4.00	6-1-2035	900,000	901,292
Milwaukee RDA Board of School Directors	5.00	11-15-2028	325,000	337,153
Milwaukee RDA Board of School Directors	5.00	11-15-2030	185,000	191,447
Milwaukee RDA Board of School Directors	5.00	11-15-2033	750,000	775,273
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Milwaukee RDA Board of School Directors	5.00%	11-15-2034	$675,000	$698,057
Milwaukee RDA Board of School Directors	5.00	11-15-2036	500,000	514,779
Milwaukee RDA Public Schools Series A	5.00	11-15-2024	280,000	281,330
Milwaukee RDA Public Schools Series A	5.00	11-15-2026	220,000	228,045
Milwaukee RDA Public Schools Series A	5.00	11-15-2027	1,020,000	1,054,607
Milwaukee RDA Public Schools Series A	5.00	11-15-2028	1,000,000	1,037,395
Milwaukee RDA Public Schools Series A	5.00	11-15-2031	750,000	775,965
Tender Option Bond Trust Receipts/Certificates Buckner Retirement Services Inc Obligated Group Series 2019-XF2831 (Mizuho Capital Markets LLC LIQ)144Aø	4.20	7-1-2029	2,000,000	2,000,000
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.00	10-1-2024	625,000	620,505
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.15	10-1-2025	615,000	599,584
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	902,231
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	539,283
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,114,081
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	926,732
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,025,245
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2026	85,000	87,276
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2032	85,000	87,389
Wisconsin Dells CDA Tax Incremental District No. 2	4.00	3-1-2026	440,000	430,381
Wisconsin Dells CDA Tax Incremental District No. 2	5.00	3-1-2025	210,000	210,668
Wisconsin Dells CDA Tax Incremental District No. 3 Series B	3.35	3-1-2026	530,000	510,267
Wisconsin Housing & EDA Housing Revenue Series A	3.38	5-1-2057	635,000	490,160
Wisconsin Housing & EDA Housing Revenue Series A	3.40	11-1-2032	1,450,000	1,377,477
Wisconsin Housing & EDA Housing Revenue Series A	3.95	11-1-2038	2,000,000	1,988,047
Wisconsin Housing & EDA Housing Revenue Series A AMT	4.63	11-1-2037	10,000	10,007
Wisconsin Housing & EDA Housing Revenue Series C	3.88	11-1-2035	1,100,000	1,093,675
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.80	5-1-2025	275,000	265,589
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	303,686
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	191,140
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	303,052
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	282,137
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	307,538
Wisconsin Housing & EDA Flats at Bishops Woods LP PT Series E	4.75	6-1-2043	3,000,000	3,062,040
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	740,397
Wisconsin Housing & EDA Series Iøø%%	5.00	11-1-2058	2,000,000	2,063,220
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	166,622
The accompanying notes are an integral part of these financial statements.
6 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—June 30, 2024

		Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A		4.70%	7-1-2047	$1,300,000	$1,286,885
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A		4.85	7-1-2052	3,000,000	2,914,318
					44,703,402
Miscellaneous revenue: 7.19%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø		4.10	6-1-2036	3,000,000	3,000,000
Wisconsin Center District (AGM Insured)¤		0.00	12-15-2030	295,000	230,080
Wisconsin Center District (AGM Insured)		5.25	12-15-2027	1,005,000	1,037,217
Wisconsin Center District Series A CAB (BAM Insured)¤		0.00	12-15-2033	2,985,000	2,057,257
Wisconsin Center District Series A (NPFGC Insured)¤		0.00	12-15-2027	100,000	87,292
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2028	1,075,000	906,149
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2030	1,095,000	854,027
Wisconsin Center District Series D CAB (AGM Insured)¤		0.00	12-15-2045	2,250,000	813,947
					8,985,969
Tax revenue: 2.36%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2025	200,000	190,251
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2027	250,000	222,631
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50	12-15-2026	2,435,000	2,500,883
Warrens CDA		3.70	11-1-2029	46,736	40,040
					2,953,805
Utilities revenue: 0.39%
PFA Duke Energy Progress LLC Series A-1øø		3.30	10-1-2046	500,000	493,047
					99,663,849
Total municipal obligations (Cost $129,873,016)					123,217,121
Total investments in securities (Cost $129,873,016)	98.53%				123,217,121
Other assets and liabilities, net	1.47				1,844,145
Total net assets	100.00%				$125,061,266

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 7

Portfolio of investments—June 30, 2024

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
The accompanying notes are an integral part of these financial statements.
8 | Allspring Wisconsin Tax-Free Fund

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $129,873,016)	$123,217,121
Cash	2,797,515
Receivable for interest	1,272,179
Receivable for Fund shares sold	28,557
Prepaid expenses and other assets	58,527
Total assets	127,373,899
Liabilities
Payable for when-issued transactions	2,064,860
Payable for Fund shares redeemed	130,796
Management fee payable	22,635
Dividends payable	14,274
Administration fees payable	11,546
Distribution fee payable	1,717
Accrued expenses and other liabilities	66,805
Total liabilities	2,312,633
Total net assets	$125,061,266
Net assets consist of
Paid-in capital	$132,298,841
Total distributable loss	(7,237,575)
Total net assets	$125,061,266
Computation of net asset value and offering price per share
Net assets–Class A	$56,490,349
Shares outstanding–Class A1	5,465,657
Net asset value per share–Class A	$10.34
Maximum offering price per share – Class A2	$10.83
Net assets–Class C	$2,805,199
Shares outstanding–Class C1	271,438
Net asset value per share–Class C	$10.33
Net assets–Institutional Class	$65,765,718
Shares outstanding–Institutional Class[1]	6,362,323
Net asset value per share–Institutional Class	$10.34
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 9

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$4,323,964
Expenses
Management fee	513,867
Administration fees
Class A	87,998
Class C	4,254
Institutional Class	53,572
Shareholder servicing fees
Class A	146,623
Class C	7,063
Distribution fee
Class C	21,189
Custody and accounting fees	5,126
Professional fees	72,981
Registration fees	57,024
Shareholder report expenses	24,583
Trustees’ fees and expenses	25,150
Other fees and expenses	11,509
Total expenses	1,030,939
Less: Fee waivers and/or expense reimbursements
Fund-level	(143,097)
Class A	(83,905)
Class C	(3,937)
Net expenses	800,000
Net investment income	3,523,964
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	30,282
Futures contracts	(73,607)
Net realized losses on investments	(43,325)
Net change in unrealized gains (losses) on investments	532,941
Net realized and unrealized gains (losses) on investments	489,616
Net increase in net assets resulting from operations	$4,013,580
The accompanying notes are an integral part of these financial statements.
10 | Allspring Wisconsin Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$3,523,964		$3,602,223
Net realized losses on investments		(43,325)		(351,448)
Net change in unrealized gains (losses) on investments		532,941		(631,165)
Net increase in net assets resulting from operations		4,013,580		2,619,610
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,550,931)		(1,550,191)
Class C		(53,682)		(64,430)
Institutional Class		(1,891,132)		(1,987,602)
Total distributions to shareholders		(3,495,745)		(3,602,223)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	453,875	4,593,209	830,358	8,500,421
Class C	36,100	371,654	48,932	499,056
Institutional Class	2,118,014	21,617,449	3,512,825	35,892,624
		26,582,312		44,892,101
Reinvestment of distributions
Class A	142,037	1,446,502	140,005	1,428,594
Class C	5,159	52,503	6,178	63,028
Institutional Class	182,901	1,862,809	190,938	1,948,520
		3,361,814		3,440,142
Payment for shares redeemed
Class A	(1,359,082)	(13,792,958)	(1,188,206)	(12,060,116)
Class C	(89,563)	(910,852)	(143,631)	(1,472,432)
Institutional Class	(3,511,871)	(35,397,405)	(3,789,836)	(38,595,680)
		(50,101,215)		(52,128,228)
Net decrease in net assets resulting from capital share transactions		(20,157,089)		(3,795,985)
Total decrease in net assets		(19,639,254)		(4,778,598)
Net assets
Beginning of period		144,700,520		149,479,118
End of period		$125,061,266		$144,700,520
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.25	$10.30	$11.28	$11.12	$11.04
Net investment income	0.27 [1]	0.25	0.20	0.21	0.25
Net realized and unrealized gains (losses) on investments	0.09	(0.05)	(0.97)	0.16	0.08
Total from investment operations	0.36	0.20	(0.77)	0.37	0.33
Distributions to shareholders from
Net investment income	(0.27)	(0.25)	(0.20)	(0.21)	(0.25)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.00)[2]
Total distributions to shareholders	(0.27)	(0.25)	(0.21)	(0.21)	(0.25)
Net asset value, end of period	$10.34	$10.25	$10.30	$11.28	$11.12
Total return[3]	3.58%	1.95%	(6.93)%	3.37%	3.05%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.95%	0.92%	0.92%	0.95%
Net expenses	0.70%	0.70%	0.69%	0.68%	0.69%
Net investment income	2.67%	2.41%	1.79%	1.88%	2.24%
Supplemental data
Portfolio turnover rate	9%	15%	12%	10%	24%
Net assets, end of period (000s omitted)	$56,490	$63,820	$66,388	$76,836	$81,173

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Wisconsin Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.25	$10.30	$11.28	$11.12	$11.04
Net investment income	0.19 [1]	0.17	0.11	0.13	0.17 [1]
Net realized and unrealized gains (losses) on investments	0.08	(0.05)	(0.97)	0.16	0.08
Total from investment operations	0.27	0.12	(0.86)	0.29	0.25
Distributions to shareholders from
Net investment income	(0.19)	(0.17)	(0.11)	(0.13)	(0.17)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.00)[2]
Total distributions to shareholders	(0.19)	(0.17)	(0.12)	(0.13)	(0.17)
Net asset value, end of period	$10.33	$10.25	$10.30	$11.28	$11.12
Total return[3]	2.71%	1.18%	(7.64)%	2.58%	2.27%
Ratios to average net assets (annualized)
Gross expenses	1.70%	1.70%	1.66%	1.67%	1.70%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.91%	1.65%	1.02%	1.12%	1.49%
Supplemental data
Portfolio turnover rate	9%	15%	12%	10%	24%
Net assets, end of period (000s omitted)	$2,805	$3,276	$4,204	$5,496	$5,842

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.25	$10.30	$11.28	$11.12	$11.04
Net investment income	0.29 [1]	0.27	0.22	0.23	0.27
Net realized and unrealized gains (losses) on investments	0.09	(0.05)	(0.97)	0.16	0.08
Total from investment operations	0.38	0.22	(0.75)	0.39	0.35
Distributions to shareholders from
Net investment income	(0.29)	(0.27)	(0.22)	(0.23)	(0.27)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.00)[2]
Total distributions to shareholders	(0.29)	(0.27)	(0.23)	(0.23)	(0.27)
Net asset value, end of period	$10.34	$10.25	$10.30	$11.28	$11.12
Total return[3]	3.77%	2.13%	(6.78)%	3.54%	3.23%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.62%	0.59%	0.59%	0.62%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	2.85%	2.59%	1.96%	2.04%	2.40%
Supplemental data
Portfolio turnover rate	9%	15%	12%	10%	24%
Net assets, end of period (000s omitted)	$65,766	$77,605	$78,887	$88,620	$68,230

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Wisconsin Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Allspring Wisconsin Tax-Free Fund | 15

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $129,878,263 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$425,949
Gross unrealized losses	(7,087,091)
Net unrealized losses	$(6,661,142)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $100,139 in short-term capital losses and $478,513 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$123,217,121	$0	$123,217,121
Total assets	$0	$123,217,121	$0	$123,217,121
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
16 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges
Allspring Wisconsin Tax-Free Fund | 17

Notes to financial statements
from redemptions of Class C shares. For the year ended June 30, 2024, Allspring Funds Distributor received $1,600 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $4,000,000, $7,730,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2024 were $11,399,012 and $30,902,579, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended June 30, 2024, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $398,326 in long futures contracts during the year ended June 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$3,495,745	$3,602,223
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$16,493	$(6,661,142)	$(578,652)
9.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S.  Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Wisconsin.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
18 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Wisconsin Tax-Free Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Wisconsin Tax-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
20 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Wisconsin Tax-Free Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Wisconsin Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Wisconsin Tax-Free Fund | 23

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for the three- and five-year periods under review, and in range of the average investment performance of the Universe for the one- and ten-year periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the three-year period under review, and lower for the one-, five-, and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

24 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Wisconsin Tax-Free Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3328 06-24

Allspring Ultra
Short-Term
Municipal Income
Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring Ultra Short-Term Municipal Income Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.94%
California: 0.94%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (20 shares) 4.33%144Aø	$2,000,000	$2,000,000
Nuveen California AMT-Free Quality Municipal Income Fund Series A (54 shares) 4.33%144Aø	5,400,000	5,400,000
Total closed-end fund obligations (Cost $7,400,000)		7,400,000

	Interest rate	Maturity date
Municipal obligations: 96.07%
Alabama: 2.24%
Education revenue: 0.06%
University of South Alabama (BAM Insured)	4.00%	4-1-2025	500,000	500,804
Industrial development revenue: 0.64%
Industrial Development Board of the City of Mobile Alabama Power Co. Series Aøø	3.65	7-15-2034	5,000,000	4,988,408
Utilities revenue: 1.54%
Black Belt Energy Gas District Series C	5.50	6-1-2027	1,135,000	1,176,394
Black Belt Energy Gas District Series C	5.50	6-1-2028	1,600,000	1,664,683
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%) (Royal Bank of Canada LIQ)±	4.98	7-1-2052	3,500,000	3,537,875
Black Belt Energy Gas District Series E	5.00	6-1-2025	1,250,000	1,259,407
Southeast Energy Authority Cooperative District Project No. 5 Series A	5.00	7-1-2025	650,000	655,961
Southeast Energy Authority Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,779,937
West Jefferson Industrial Development Board Alabama Power Co. AMTø	4.35	8-1-2063	2,000,000	2,000,000
				12,074,257
				17,563,469
Alaska: 0.68%
Airport revenue: 0.26%
State of Alaska International Airports System Series C AMT	5.00	10-1-2025	2,000,000	2,031,915
Health revenue: 0.19%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,500,182
Miscellaneous revenue: 0.23%
Alaska Municipal Bond Bank Authority	5.00	12-1-2024	1,750,000	1,758,175
				5,290,272
The accompanying notes are an integral part of these financial statements.
2 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Arizona: 2.07%
Health revenue: 0.53%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	4.13%	1-1-2046	$4,000,000	$3,966,193
Maricopa County IDA HonorHealth Obligated Group Series A	5.00	9-1-2024	150,000	150,236
				4,116,429
Housing revenue: 0.14%
Arizona IDA TWG Glendale LPøø	5.00	3-1-2045	1,100,000	1,119,197
Industrial development revenue: 1.02%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	3,000,000	3,018,857
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.05	12-1-2035	5,000,000	5,000,798
				8,019,655
Utilities revenue: 0.38%
Coconino County Pollution Control Corp. Nevada Power Co. Series A AMTøø	4.13	9-1-2032	3,000,000	2,979,698
				16,234,979
Arkansas: 0.08%
Tax revenue: 0.08%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2025	275,000	281,307
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2025	100,000	101,586
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	129,019
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2027	100,000	104,667
				616,579
California: 2.11%
GO revenue: 0.35%
Shasta Union High School District BAN	4.00	8-1-2024	1,150,000	1,150,338
State of California	5.00	3-1-2028	1,600,000	1,617,437
				2,767,775
Health revenue: 0.91%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	3-1-2025	2,500,000	2,501,239
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	540,000	558,861
California HFFA Providence St. Joseph Health Obligated Group Series A California Health Facilities Financing Authority	5.00	10-1-2027	600,000	601,760
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2025	400,000	397,958
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2025	750,000	756,526
Palomar Health Obligated Group	5.00	11-1-2028	2,345,000	2,311,669
				7,128,013
Housing revenue: 0.13%
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.87	3-1-2057	1,000,000	1,000,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.08%
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00%	8-1-2025	$600,000	$602,197
Utilities revenue: 0.64%
California Community Choice Financing Authority Series C	5.00	10-1-2027	675,000	681,575
City of Vernon Electric System Revenue Series A	5.00	10-1-2024	1,200,000	1,202,543
City of Vernon Electric System Revenue Series A	5.00	4-1-2025	560,000	564,757
City of Vernon Electric System Revenue Series A	5.00	10-1-2025	635,000	644,061
City of Vernon Electric System Revenue Series A	5.00	4-1-2026	420,000	428,516
City of Vernon Electric System Revenue Series A	5.00	10-1-2026	585,000	600,517
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2027	400,000	412,554
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2028	500,000	520,726
				5,055,249
				16,553,234
Colorado: 1.83%
Airport revenue: 0.63%
City & County of Denver Airport System Revenue Series B2 AMTøø	5.00	11-15-2031	1,840,000	1,865,081
City & County of Denver Airport System Revenue Series C	5.00	11-15-2025	3,000,000	3,071,898
				4,936,979
Education revenue: 0.19%
University of Colorado Series Cøø	2.00	6-1-2054	1,500,000	1,492,162
Miscellaneous revenue: 0.62%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2024	1,000,000	998,481
Colorado Science and Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2028	795,000	840,952
Colorado Science and Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2029	500,000	535,082
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2024	2,460,000	2,466,920
				4,841,435
Tax revenue: 0.04%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2024	300,000	300,080
Transportation revenue: 0.28%
E-470 Public Highway Authority Series B (U.S. SOFR+0.35%)±	3.93	9-1-2039	2,250,000	2,249,071
Water & sewer revenue: 0.07%
Central Weld County Water District (AGM Insured)	5.00	12-1-2025	520,000	531,304
				14,351,031
Connecticut: 4.38%
Education revenue: 2.24%
Connecticut State HEFA Yale University Series Aø	4.45	7-1-2042	14,000,000	14,000,000
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State HEFA Yale University Series A-3øø	2.95%	7-1-2049	$3,000,000	$2,949,221
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series D	5.00	11-15-2024	585,000	588,121
				17,537,342
GO revenue: 1.34%
City of Bridgeport Series A	5.00	6-1-2025	2,695,000	2,728,838
City of Bridgeport Series C	5.00	2-15-2025	750,000	756,004
City of Danbury BAN144A	5.00	9-24-2024	4,000,000	4,009,821
State of Connecticut Series 2021 A	3.00	1-15-2025	3,000,000	2,989,050
				10,483,713
Health revenue: 0.53%
Connecticut State HEFA Stamford Hospital Obligated Group Series L-1	4.00	7-1-2024	600,000	600,000
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A%%	5.00	7-1-2025	730,000	741,922
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A%%	5.00	7-1-2026	2,735,000	2,823,126
				4,165,048
Housing revenue: 0.12%
Connecticut HFA Series A-1	0.30	11-15-2024	500,000	493,096
Connecticut HFA Series A-1	0.40	5-15-2025	500,000	483,194
				976,290
Tax revenue: 0.15%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2025	1,150,000	1,166,283
				34,328,676
District of Columbia: 0.87%
Airport revenue: 0.38%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2024	3,000,000	3,007,624
Housing revenue: 0.45%
District of Columbia Housing Finance Agencyøø	3.75	4-1-2025	1,500,000	1,500,015
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2024	2,000,000	2,001,026
				3,501,041
Water & sewer revenue: 0.04%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	300,000	297,811
				6,806,476
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Florida: 2.49%
Airport revenue: 0.36%
County of Broward Airport System Revenue Series A AMT	5.00%	10-1-2024	$1,250,000	$1,252,611
Tender Option Bond Trust Receipts/Certificates Series 2021-XF2947 (Barclays Bank plc LIQ)144Aø	4.06	10-1-2045	1,600,000	1,600,000
				2,852,611
Education revenue: 0.03%
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2024	250,000	250,177
Health revenue: 0.41%
City of Tallahassee Memorial HealthCare, Inc. Series A	5.00	12-1-2024	1,725,000	1,729,972
City of Tampa BayCare Obligated Group Series B (SIFMA Municipal Swap+0.30%)±	4.18	11-15-2033	1,500,000	1,500,000
				3,229,972
Housing revenue: 0.84%
Florida Housing Finance Corp. Vineland Family Apartments Ltd. Series Eøø	3.80	6-1-2042	3,500,000	3,508,342
Miami-Dade County HFA Cutler Vista Housing LPøø	5.00	3-1-2027	3,000,000	3,032,732
				6,541,074
Resource recovery revenue: 0.77%
County of Lee Solid Waste System Revenue AMT	5.00	10-1-2024	3,000,000	3,002,197
Miami-Dade County IDA Waste Management, Inc. AMTøø	5.00	11-1-2041	3,000,000	3,008,411
				6,010,608
Water & sewer revenue: 0.08%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2025	635,000	647,475
				19,531,917
Georgia: 2.95%
Health revenue: 0.17%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group	5.00	4-1-2025	660,000	666,965
Gainesville & Hall County Hospital Authority Northeast Georgia Health System Obligated Group Series A	5.00	2-15-2026	700,000	713,957
				1,380,922
Housing revenue: 1.37%
College Park Business & IDA Somersby Family I LP Series Bøø	1.25	7-1-2025	10,000,000	10,000,000
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2024	700,000	700,010
				10,700,010
Utilities revenue: 1.41%
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,000,000	2,956,234
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	1,875,000	1,715,834
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series C	4.00%	12-1-2024	$700,000	$698,108
Main Street Natural Gas, Inc. Series C	4.00	12-1-2025	1,000,000	994,345
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	4,000,000	3,948,228
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A	5.00	7-1-2025	200,000	202,734
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2026	300,000	308,552
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2026	225,000	230,524
				11,054,559
				23,135,491
Hawaii: 0.99%
GO revenue: 0.22%
City & County of Honolulu Series A	5.00	11-1-2024	1,750,000	1,759,222
Health revenue: 0.20%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	4.33	7-1-2039	1,540,000	1,540,000
Miscellaneous revenue: 0.26%
State of Hawaii Airports System Revenue AMT	5.25	8-1-2024	2,000,000	2,002,845
Utilities revenue: 0.31%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,449,262
				7,751,329
Idaho: 0.09%
Housing revenue: 0.09%
Idaho Housing & Finance Association Class I Series Aø	4.06	1-1-2038	700,000	700,000
Illinois: 5.83%
Airport revenue: 1.09%
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series A AMT	5.00	1-1-2028	1,200,000	1,245,547
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series A AMT	5.00	1-1-2029	1,000,000	1,046,687
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series B	5.00	1-1-2027	390,000	405,354
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series B	5.00	1-1-2028	225,000	237,691
Chicago Midway International Airport Series C AMT	5.00	1-1-2026	3,000,000	3,050,747
Chicago O’Hare International Airport Series D	5.00	1-1-2025	2,500,000	2,519,917
				8,505,943
Education revenue: 0.58%
Illinois Finance Authority Benedictine University	5.00	10-1-2025	600,000	600,108
Illinois Finance Authority Bradley University	5.00	8-1-2024	500,000	500,475
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 7

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Illinois Finance Authority Bradley University	5.00%	8-1-2025	$250,000	$253,038
Illinois Finance Authority Bradley University	5.00	8-1-2026	325,000	333,046
Illinois Finance Authority Chicago School - California, Inc.	5.00	4-1-2029	575,000	607,163
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2025	1,500,000	1,532,800
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2025	750,000	755,474
				4,582,104
GO revenue: 2.12%
Chicago Board of Education Series F	5.00	12-1-2024	2,500,000	2,508,733
City of Chicago Series A	5.00	1-1-2025	2,500,000	2,512,467
City of Chicago Series B	5.00	1-1-2026	2,750,000	2,767,665
City of Peoria Series A (BAM Insured)	4.00	1-1-2025	1,250,000	1,251,399
City of Peoria Series A (BAM Insured)	4.00	1-1-2026	500,000	503,179
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2026	500,000	501,019
State of Illinois	5.25	2-1-2029	1,500,000	1,501,564
State of Illinois Series B	5.00	3-1-2025	1,500,000	1,512,606
State of Illinois Series B	5.00	5-1-2025	2,000,000	2,022,305
State of Illinois Series C	4.00	3-1-2025	1,500,000	1,502,833
				16,583,770
Health revenue: 0.74%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series B	4.00	5-1-2041	2,800,000	2,807,391
Illinois Finance Authority Ascension Health Credit Group Series C	5.00	2-15-2028	1,535,000	1,588,721
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-1øø	5.00	5-15-2050	1,200,000	1,200,370
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2024	210,000	209,256
				5,805,738
Housing revenue: 1.02%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	5,000,000	4,930,649
Illinois Housing Development Authority (FHA Insured)øø	5.00	2-1-2027	2,000,000	2,025,200
Illinois Housing Development Authority Series A (FHA Insured) (FHLB SPA)ø	3.90	1-1-2064	1,000,000	1,000,000
				7,955,849
Tax revenue: 0.06%
Regional Transportation Authority Series Bøø	4.10	6-1-2025	470,000	470,000
Water & sewer revenue: 0.22%
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2026	500,000	512,217
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2027	600,000	621,951
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2028	600,000	633,963
				1,768,131
				45,671,535
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Indiana: 2.97%
Airport revenue: 0.19%
Indianapolis Local Public Improvement Bond Bank Series I2 AMT	5.00%	1-1-2026	$1,500,000	$1,525,812
Education revenue: 0.08%
Town of Upland Taylor University, Inc.	4.00	9-1-2025	590,000	590,350
GO revenue: 0.47%
Clark-Pleasant Community School Corp.	5.00	7-15-2024	1,725,000	1,725,436
Westfield-Washington Schools Series C	6.00	1-15-2025	1,300,000	1,310,657
Westfield-Washington Schools Series C	6.00	7-15-2025	675,000	686,074
				3,722,167
Housing revenue: 0.93%
City of Indianapolis Peppermill TC LLC Series A (FHA Insured)øø	3.00	5-1-2027	1,251,000	1,245,081
Fort Wayne RDA	4.00	8-1-2024	730,000	730,133
Marion High School Building Corp. Community Schools Series B	4.00	7-15-2024	220,000	220,010
Marion High School Building Corp. Community Schools Series B	4.00	1-15-2025	225,000	225,283
Marion High School Building Corp. Community Schools Series B	4.00	7-15-2025	225,000	225,918
Posey County RDA BAN	5.00	7-15-2025	3,000,000	3,031,848
Vinton-Tecumseh School Building Corp. Lafayette School Corp.	3.00	1-15-2025	505,000	502,012
Westfield RDA	5.00	7-1-2026	520,000	535,106
Westfield RDA	5.00	1-1-2027	535,000	554,328
				7,269,719
Industrial development revenue: 0.40%
City of Whiting BP Products North America, Inc. AMTøø	5.00	11-1-2047	3,090,000	3,095,821
Miscellaneous revenue: 0.90%
Westfield-Washington Multi-School Building Corp. Series A BAN	5.00	12-15-2024	7,000,000	7,031,274
				23,235,143
Iowa: 0.70%
Industrial development revenue: 0.45%
Iowa Finance Authority Gevo Iowa RNG LLC AMT (Citibank N.A. LOC)øø	3.88	1-1-2042	3,500,000	3,490,862
Utilities revenue: 0.25%
PEFA, Inc.øø	5.00	9-1-2049	1,920,000	1,957,837
				5,448,699
Kansas: 1.87%
GO revenue: 1.87%
City of Manhattan Series 01 (BAM Insured)	5.00	6-15-2027	2,640,000	2,655,181
City of Park City Series 1	3.63	10-1-2027	5,105,000	5,064,881
City of Valley Center Series 1	4.38	12-1-2025	3,855,000	3,855,921
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)%%	5.00	9-1-2026	280,000	288,800
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)%%	5.00	9-1-2027	330,000	345,326
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 9

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)%%	5.00%	9-1-2028	$380,000	$402,231
Reno County Unified School District No. 308 Hutchinson	3.00	9-1-2024	2,000,000	1,992,731
				14,605,071
Kentucky: 1.14%
Education revenue: 0.06%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2025	485,000	477,416
Miscellaneous revenue: 0.47%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2028	710,000	720,219
Rural Water Financing Agency Millington Series A	3.70	5-1-2027	3,000,000	2,998,738
				3,718,957
Resource recovery revenue: 0.26%
Kentucky EDFA Republic Services, Inc. Series Bøø	3.90	4-1-2031	2,000,000	2,000,821
Utilities revenue: 0.35%
City of Owensboro Electric Light & Power System Revenue	4.00	1-1-2025	1,670,000	1,666,065
Kentucky Public Energy Authority Series A-1	5.00	7-1-2026	500,000	509,131
Kentucky Public Energy Authority Series A-1	5.00	7-1-2027	525,000	537,455
				2,712,651
				8,909,845
Louisiana: 1.98%
Industrial development revenue: 0.13%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	1,000,000	1,000,000
Miscellaneous revenue: 1.13%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series Bøø	0.88	2-1-2046	9,000,000	8,839,294
Tax revenue: 0.62%
State of Louisiana Gasoline & Fuels Tax Revenue Series A (U.S. SOFR+0.50%)±	4.24	5-1-2043	4,865,000	4,839,874
Water & sewer revenue: 0.10%
City of New Orleans Water System Revenue	5.00	12-1-2026	835,000	839,294
				15,518,462
Maine: 0.10%
Health revenue: 0.10%
Maine Health & Higher Educational Facilities Authority Series A	4.00	7-1-2024	755,000	755,000
Maryland: 1.32%
Housing revenue: 1.32%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	6,000,000	6,038,994
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Maryland Community Development Administration South Street Senior LLC Series D	3.15%	7-1-2024	$4,000,000	$4,000,000
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2028	300,000	307,374
				10,346,368
Massachusetts: 3.33%
Education revenue: 0.16%
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2024	225,000	225,000
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2025	1,065,000	1,068,711
				1,293,711
GO revenue: 2.03%
City of Quincy BAN	4.50	7-9-2025	10,254,335	10,350,931
City of Quincy BAN%%	5.00	7-25-2025	3,000,000	3,043,611
Whitman Hanson Regional School District BAN	5.88	5-15-2025	2,500,000	2,529,656
				15,924,198
Health revenue: 0.98%
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2024	125,000	124,969
Massachusetts HEFA Mass General Brigham, Inc. Series G-2 (AGM Insured)€	3.70	7-1-2042	7,520,000	7,520,000
				7,644,969
Housing revenue: 0.13%
Boston Housing Authority Series B	5.00	10-1-2024	650,000	652,256
Boston Housing Authority Series B	5.00	10-1-2025	380,000	387,934
				1,040,190
Miscellaneous revenue: 0.03%
Massachusetts HEFA Museum of Fine Arts Series A1 (Bank of America N.A. SPA)ø	4.86	12-1-2037	200,000	200,000
				26,103,068
Michigan: 0.98%
Education revenue: 0.21%
University of Michigan Series Bø	3.69	4-1-2028	1,635,000	1,635,000
GO revenue: 0.34%
Carman-Ainsworth Community Schools	4.00	5-1-2025	2,685,000	2,689,849
Health revenue: 0.25%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	4.13	1-15-2047	1,935,000	1,935,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 11

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.18%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3120 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.20%	7-1-2025	$1,405,000	$1,405,000
				7,664,849
Minnesota: 0.60%
Airport revenue: 0.15%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2025	750,000	753,604
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2026	400,000	406,883
				1,160,487
Health revenue: 0.13%
Housing & Redevelopment Authority of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2028	1,000,000	1,028,421
Housing revenue: 0.17%
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	3.96	9-15-2031	1,365,000	1,365,000
Utilities revenue: 0.15%
Northern Municipal Power Agency	5.00	1-1-2026	1,130,000	1,155,042
				4,708,950
Missouri: 1.68%
Health revenue: 0.89%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,281,522
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2025	400,000	402,454
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2026	475,000	483,368
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2027	760,000	782,590
				6,949,934
Housing revenue: 0.79%
Missouri Public Utilities Commission	4.00	12-1-2024	6,200,000	6,196,713
				13,146,647
Nebraska: 0.77%
Miscellaneous revenue: 0.77%
City of Gretna COP	4.00	12-15-2025	3,000,000	3,004,426
City of Gretna COP	5.00	12-15-2025	3,000,000	3,017,846
				6,022,272
New Hampshire: 0.26%
Housing revenue: 0.26%
New Hampshire HFA Series D (GNMA / FNMA / FHLMC Insured)øø%%	3.58	7-1-2056	2,000,000	2,000,000
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
New Jersey: 1.71%
Education revenue: 0.11%
New Jersey Higher Education Student Assistance Authority Series B AMT	5.00%	12-1-2025	$850,000	$863,252
GO revenue: 0.98%
City of Newark Series B BAN	5.00	9-27-2024	5,000,000	5,005,880
New Jersey EDA Series GGG144A	5.25	9-1-2025	2,620,000	2,670,806
				7,676,686
Housing revenue: 0.20%
Rib Floater Trust Various States Series 2024-001 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	4.13	11-1-2063	1,550,000	1,550,000
Miscellaneous revenue: 0.31%
Monmouth County Improvement Authority Mizuho Floater/Residual Trust	4.00	3-14-2025	2,410,000	2,415,953
Transportation revenue: 0.11%
New Brunswick Parking Authority Series B (BAM Insured)	5.00	9-1-2024	875,000	876,891
				13,382,782
New Mexico: 0.51%
GO revenue: 0.51%
Albuquerque Municipal School District No. 12	5.00	8-1-2024	4,000,000	4,004,220
New York: 6.03%
Airport revenue: 0.16%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2024	1,250,000	1,253,774
Education revenue: 0.13%
Saratoga County Capital Resource Corp. Skidmore College Series 2021A	5.00	7-1-2024	600,000	600,000
Saratoga County Capital Resource Corp. Skidmore College Series 2021A	5.00	7-1-2025	425,000	430,810
				1,030,810
GO revenue: 1.99%
City of Mount Vernon BAN144A	5.50	5-30-2025	4,500,000	4,515,760
City of New York Series 3ø	4.90	4-1-2042	3,900,000	3,900,000
City of New York Series A6 GO (JPMorgan Chase Bank N.A. SPA)ø	4.90	8-1-2044	3,190,000	3,190,000
City of New York Series C-4 (AGM Insured)€	3.00	1-1-2032	800,000	800,000
City of Yonkers Series A (AGM Insured)	5.00	2-15-2025	315,000	318,104
City of Yonkers Series B (AGM Insured)	5.00	2-15-2025	305,000	308,005
Village of Lowville Series A BAN	4.63	8-22-2024	2,555,000	2,554,846
				15,586,715
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 13

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.53%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00%	4-1-2025	$500,000	$503,465
New York City Health & Hospitals Corp. Series A	5.00	2-15-2025	3,615,000	3,650,844
				4,154,309
Housing revenue: 1.36%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	6,000,000	5,990,751
New York City Housing Development Corp. Series C-2øø	0.70	11-1-2060	615,000	591,311
New York State Housing Finance Agency Series J	0.75	5-1-2025	4,210,000	4,072,913
				10,654,975
Industrial development revenue: 0.44%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	4.78	10-1-2028	900,000	900,000
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	2,500,000	2,541,202
				3,441,202
Transportation revenue: 1.42%
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	2,000,000	2,071,467
Metropolitan Transportation Authority Series D-1øø	5.00	11-15-2034	9,000,000	9,032,847
				11,104,314
				47,226,099
North Carolina: 0.64%
Health revenue: 0.22%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,445,613
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2025	265,000	263,457
				1,709,070
Industrial development revenue: 0.42%
Columbus County Industrial Facilities & PCFA International Paper Co. Series C AMTøø	2.10	3-1-2027	3,315,000	3,291,784
				5,000,854
Ohio: 4.97%
Education revenue: 0.11%
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2025	885,000	896,055
GO revenue: 1.28%
City of Fairfield BAN	4.38	4-16-2025	884,000	886,792
City of Hamilton BAN	4.50	12-19-2024	1,000,000	1,002,529
City of Montgomery BAN	4.50	6-10-2025	2,000,000	2,011,002
City of North Olmsted BAN	5.00	6-25-2025	2,850,000	2,875,660
County of Trumbull Louisville Gas & Electric Co. BAN144A	5.00	3-13-2025	3,250,000	3,273,611
				10,049,594
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.34%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series A	5.00%	12-1-2024	$2,325,000	$2,336,322
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,213,114
County of Butler UC Health Obligated Group	5.00	11-15-2025	1,580,000	1,586,157
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	4.41	1-15-2033	1,405,000	1,405,000
				10,540,593
Housing revenue: 1.37%
Ohio Housing Finance Agency Boardwalk Glenville Apartments LP Series A (Department of Housing and Urban Development Insured)øø	3.50	7-1-2025	5,000,000	5,000,000
Ohio Housing Finance Agency Glen Meadows Multifamily LLC Series A (Department of Housing and Urban Development Insured)	4.98	11-1-2024	3,700,000	3,706,256
Ohio Housing Finance Agency RAD Post Oak LLC (Department of Housing and Urban Development Insured)øø	3.35	7-1-2025	2,000,000	2,000,000
				10,706,256
Miscellaneous revenue: 0.16%
American Municipal Power, Inc. Wapakoneta BAN	4.50	6-19-2025	1,000,000	1,003,250
Southeast Local School District/Wayne County COP	3.00	12-1-2024	230,000	228,990
				1,232,240
Utilities revenue: 0.71%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2025	500,000	503,664
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	5,000,000	5,027,277
				5,530,941
				38,955,679
Oklahoma: 1.65%
Education revenue: 0.16%
University of Oklahoma Series A (BAM Insured)	5.00	7-1-2027	700,000	738,181
University of Oklahoma Series B	5.00	7-1-2025	510,000	517,725
				1,255,906
GO revenue: 0.60%
Lincoln County Independent School District No. 103 Prague	4.50	6-1-2026	1,005,000	1,015,447
McClain County Independent School District No. 1 Newcastle%%	5.00	7-1-2026	2,035,000	2,092,530
Muskogee County Independent School District No. 29	3.85	7-1-2025	1,550,000	1,542,690
				4,650,667
Housing revenue: 0.61%
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2024	525,000	524,819
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 15

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Oklahoma Industries Authority Independent School District No. 89	5.00%	4-1-2026	$1,050,000	$1,078,288
Payne County EDA Stillwater Public Schools (BAM Insured)	5.00	9-1-2028	3,000,000	3,177,349
				4,780,456
Water & sewer revenue: 0.28%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572 (Royal Bank of Canada LIQ)144Aø	3.91	10-1-2045	2,220,000	2,220,000
				12,907,029
Oregon: 0.42%
Education revenue: 0.11%
County of Yamhill Linfield University Series A	4.00	10-1-2024	850,000	847,890
GO revenue: 0.04%
Port of Morrow Series A	4.00	6-1-2025	325,000	325,863
Housing revenue: 0.27%
State of Oregon Housing & Community Services Department Series B (Sumitomo Mitsui Banking Corp. LOC)ø	3.90	7-1-2037	100,000	100,000
State of Oregon Housing & Community Services Department Series D	3.55	9-28-2024	2,000,000	2,000,000
				2,100,000
				3,273,753
Pennsylvania: 4.08%
Airport revenue: 0.20%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2025	1,545,000	1,569,011
Education revenue: 0.54%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,250,000	2,271,481
Delaware County Authority Neumann University	5.00	10-1-2024	500,000	499,816
Delaware County Authority Neumann University	5.00	10-1-2025	525,000	525,410
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2025	355,000	356,516
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	434,826
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series Bø	4.70	9-1-2045	150,000	150,000
				4,238,049
GO revenue: 0.36%
Albert Gallatin Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	725,234
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2024	765,000	761,129
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2026	170,000	161,171
Octorara Area School District (AGM Insured)	4.00	4-1-2025	600,000	601,981
Riverside School District (BAM Insured)	4.00	10-15-2025	550,000	553,936
				2,803,451
Health revenue: 1.08%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.58	11-15-2047	6,000,000	5,984,598
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
County of Lehigh Valley Health Network Obligated Group Series B (Bank of America N.A. LOC)ø	3.88%	7-1-2049	$535,000	$535,000
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.50	11-1-2027	890,000	933,862
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.70	9-1-2050	1,000,000	1,000,000
				8,453,460
Housing revenue: 0.13%
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2025	1,000,000	1,013,550
Miscellaneous revenue: 0.24%
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AGM Insured)	4.00	2-1-2025	1,860,000	1,864,815
Resource recovery revenue: 0.76%
Pennsylvania EDFA Republic Services, Inc. AMTøø	4.00	6-1-2044	5,000,000	4,999,995
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	932,743
				5,932,738
Tax revenue: 0.06%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2025	500,000	502,310
Transportation revenue: 0.69%
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	3.88	7-15-2041	5,000,000	5,001,700
Pennsylvania Turnpike Commission Series B	5.00	12-1-2024	450,000	452,867
				5,454,567
Water & sewer revenue: 0.02%
Allegheny County Sanitary Authority Series A	4.00	6-1-2025	150,000	150,611
				31,982,562
Puerto Rico: 0.28%
Miscellaneous revenue: 0.28%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	2,225,000	2,225,587
Rhode Island: 0.77%
GO revenue: 0.77%
City of East Providence East Cherry Creek Valley Water & Sanitation District	4.00	7-31-2024	6,000,000	6,001,037
South Carolina: 0.16%
Miscellaneous revenue: 0.16%
Sumter Two School Facilities, Inc. School District Project (BAM Insured)	5.00	12-1-2024	1,280,000	1,285,175
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 17

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.80%
Airport revenue: 0.36%
Memphis-Shelby County Airport Authority Series A AMT	5.00%	7-1-2025	$2,750,000	$2,780,841
Housing revenue: 0.51%
Health Educational & Housing Facility Board of the City of Memphis Tillman Redevelopment LP (Department of Housing and Urban Development Insured)	4.00	12-1-2024	2,000,000	2,001,205
Knoxville’s Community Development Corp. Bell Street 3 LP (Department of Housing and Urban Development Insured)	4.25	10-1-2024	2,000,000	2,001,239
				4,002,444
Utilities revenue: 0.93%
City of Memphis Electric System Revenue Series A	5.00	12-1-2024	500,000	503,010
Tennergy Corp. Series A%%	5.00	6-1-2028	275,000	285,818
Tennergy Corp. Series A%%	5.00	6-1-2029	860,000	902,522
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,638,143
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2024	1,985,000	1,988,530
				7,318,023
				14,101,308
Texas: 15.71%
Airport revenue: 2.00%
City of El Paso Airport Revenue AMT	5.00	8-15-2026	2,000,000	2,045,975
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2026	1,000,000	1,026,172
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2027	3,000,000	3,102,821
Dallas Fort Worth International Airport Series A	5.00	11-1-2024	1,500,000	1,507,093
Dallas Fort Worth International Airport Series B	5.00	11-1-2024	3,500,000	3,516,550
Love Field Airport Modernization Corp. AMT	5.00	11-1-2024	3,000,000	3,006,994
Port Authority of Houston of Harris County Texas	5.00	10-1-2024	500,000	501,789
Port Authority of Houston of Harris County Texas	5.00	10-1-2025	950,000	970,329
				15,677,723
Education revenue: 0.57%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2025	170,000	170,453
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2026	280,000	282,722
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2028	360,000	382,601
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2029	380,000	409,323
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2026	675,000	682,075
Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	4.28	6-15-2056	2,500,000	2,500,000
				4,427,174
GO revenue: 5.70%
Andrews County Hospital District	5.00	3-15-2025	1,140,000	1,148,542
City of Beaumont	5.00	3-1-2025	1,065,000	1,075,553
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Port Arthur (BAM Insured)	5.00%	2-15-2025	$445,000	$448,568
Clear Creek Independent School District Series Bøø	3.60	2-15-2035	2,250,000	2,250,553
County of Fort Bend Series B	5.00	3-1-2029	3,500,000	3,529,770
Cypress-Fairbanks Independent School District Series B-1øø	0.28	2-15-2040	3,465,000	3,450,497
El Paso Independent School Districtøø	5.00	2-1-2040	2,250,000	2,292,131
Fort Bend Independent School District Series Bøø	0.88	8-1-2050	3,020,000	2,924,679
Fort Bend Independent School District Series Bøø	3.65	8-1-2052	4,000,000	3,999,592
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,069,206
Katy Independent School Districtøø	1.50	8-15-2050	4,500,000	4,483,512
Little Elm Independent School Districtøø	0.68	8-15-2048	280,000	270,802
North East Independent School Districtøø	3.60	8-1-2052	3,000,000	2,997,681
North East Independent School Districtøø	3.75	8-1-2049	3,000,000	3,009,336
Northside Independent School Districtøø	1.60	8-1-2049	3,145,000	3,139,406
Northside Independent School District Series Bøø	3.45	8-1-2054	2,500,000	2,499,090
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,037,654
				44,626,572
Health revenue: 1.90%
Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Series Bø	4.38	11-15-2046	2,000,000	2,000,000
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series C-2øø	5.00	6-1-2032	3,100,000	3,115,380
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series Bøø	5.00	10-1-2041	4,175,000	4,187,101
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2026	700,000	719,724
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2027	700,000	731,336
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2028	760,000	806,692
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series B	5.00	7-1-2024	2,010,000	2,010,000
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series B	5.00	7-1-2025	1,250,000	1,267,333
				14,837,566
Housing revenue: 2.14%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2024	450,000	450,571
Galveston Public Facility Corp. Oleanders at Broadway (Department of Housing and Urban Development Insured)øø	0.47	8-1-2025	5,200,000	5,182,567
Housing Options, Inc. Brooks Manor LPøø	0.50	8-1-2041	6,250,000	6,090,906
Housing Synergy PFC Villages at Westlake Apartments LP (Department of Housing and Urban Development Insured)øø	3.50	8-1-2025	5,000,000	4,995,494
				16,719,538
Miscellaneous revenue: 0.04%
Dallas Performing Arts Cultural Facilities Corp. Series A (Bank of America N.A. LOC)ø	3.96	9-1-2041	348,000	348,000
Resource recovery revenue: 0.06%
Port of Port Arthur Navigation District Motiva Enterprises LLCø	5.05	4-1-2040	500,000	500,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 19

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.49%
City of Dallas144Aøø	6.00%	8-15-2053	$8,000,000	$8,067,322
City of Houston Hotel Occupancy Tax & Special Revenue	5.00	9-1-2024	2,115,000	2,118,544
City of Houston Hotel Occupancy Tax & Special Revenue	5.00	9-1-2029	1,500,000	1,503,206
				11,689,072
Transportation revenue: 0.50%
Central Texas Regional Mobility Authority Series F BAN	5.00	1-1-2025	2,500,000	2,504,152
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2027	500,000	521,747
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2028	450,000	477,387
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2029	400,000	430,777
				3,934,063
Utilities revenue: 1.31%
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	3,000,000	2,999,223
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.75	2-1-2048	4,000,000	3,994,723
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2024	1,500,000	1,507,648
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2024	750,000	748,389
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2025	1,000,000	987,737
				10,237,720
				122,997,428
Utah: 0.33%
Airport revenue: 0.30%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	1,325,000	1,339,860
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,021,519
				2,361,379
Health revenue: 0.03%
County of Utah Intermountain Healthcare Obligated Group Series E (JPMorgan Chase Bank N.A. SPA)ø	3.95	5-15-2051	200,000	200,000
				2,561,379
Virginia: 3.10%
Education revenue: 0.03%
Virginia College Building Authority Regent University	5.00	6-1-2025	250,000	250,404
Health revenue: 0.18%
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2026	500,000	514,059
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2027	500,000	520,753
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2028	350,000	369,562
				1,404,374
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.89%
Fairfax County Redevelopment & Housing Authority One University Senior LLCøø##	1.25%	12-1-2025	$15,000,000	$14,797,281
Industrial development revenue: 0.64%
Virginia Small Business Financing Authority Pure Salmon Virginia LLCøø	5.00	11-1-2052	5,000,000	5,000,624
Utilities revenue: 0.36%
Louisa IDA Virginia Electric & Power Co. Series Bøø	0.75	11-1-2035	3,000,000	2,834,200
				24,286,883
Washington: 1.35%
Airport revenue: 0.47%
Port of Pasco Series A AMT	5.00	12-1-2024	1,165,000	1,165,412
Port of Seattle Series C AMT	5.00	4-1-2025	2,500,000	2,506,180
				3,671,592
Health revenue: 0.62%
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B1øø	5.00	8-1-2049	3,155,000	3,156,360
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2024	195,000	195,950
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	5.00	8-15-2027	1,500,000	1,517,064
				4,869,374
Housing revenue: 0.26%
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,026,026
				10,566,992
West Virginia: 1.19%
Industrial development revenue: 0.68%
West Virginia EDA Allegheny Metallurgical Project AMTøø	4.75	1-1-2048	2,500,000	2,501,889
West Virginia EDA Appalachian Power Co. Series Aøø	0.63	12-1-2038	3,000,000	2,807,576
				5,309,465
Resource recovery revenue: 0.32%
West Virginia EDA Kentucky Power Co. Series 2014A AMTøø	4.70	4-1-2036	2,500,000	2,527,410
Utilities revenue: 0.19%
West Virginia EDA Appalachian Power Co. Series Bøø	3.75	12-1-2042	1,450,000	1,449,320
				9,286,195
Wisconsin: 6.12%
GO revenue: 0.81%
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2029	690,000	740,257
State of Wisconsin Series A (SIFMA Municipal Swap+0.42%)±	4.30	5-1-2025	5,585,000	5,562,716
				6,302,973
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 21

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue: 2.25%
PFA Renown Regional Medical Center Obligated Group Series A	5.00%	6-1-2025	$385,000	$388,274
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	4.65	4-1-2048	9,540,000	9,540,000
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	2,415,000	2,433,083
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2024	945,000	945,000
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B1øø	5.00	2-15-2052	1,500,000	1,499,904
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2026	670,000	670,845
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,416,734
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2024	735,000	734,203
				17,628,043
Housing revenue: 0.28%
Wisconsin HEFA Aspirus, Inc. Obligated Group Series B (JPMorgan Chase Bank N.A. LOC)ø	3.85	8-15-2034	1,100,000	1,100,000
Wisconsin HEFA Flats at Bishops Woods LP Series Føø	5.00	12-1-2027	1,100,000	1,125,613
				2,225,613
Miscellaneous revenue: 2.22%
City of Watertown Warrens CDA	4.00	10-1-2025	1,225,000	1,225,751
Glendale-River Hills School District Series R-2	5.00	8-26-2024	1,500,000	1,501,128
PMA Levy & Aid Anticipation Notes Program Series A	5.00	9-25-2024	6,000,000	6,012,244
PMA Levy & Aid Anticipation Notes Program Series B	5.00	9-25-2024	2,000,000	2,004,322
Town of Clayton Series B	2.00	6-1-2026	1,000,000	950,224
Village of Pewaukee City of Peoria	5.00	4-15-2025	1,600,000	1,614,618
Village of Sister Bay City of Shreveport Water & Sewer Revenue	4.50	1-1-2025	1,000,000	1,000,251
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,054,968
				17,363,506
Utilities revenue: 0.38%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	2,958,284
Water & sewer revenue: 0.18%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,500,000	1,425,335
				47,903,754
Wyoming: 0.94%
Health revenue: 0.38%
County of Laramie Cheyenne Regional Medical Center	4.00	5-1-2025	1,030,000	1,033,139
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	2,000,000	1,989,461
				3,022,600
Housing revenue: 0.17%
Wyoming CDA Series 4 (Bank of America N.A. SPA)ø	3.88	12-1-2048	1,300,000	1,300,000
The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.39%
County of Lincoln PacifiCorpø	4.45%	11-1-2024	$3,060,000	$3,060,000
				7,382,600
Total municipal obligations (Cost $756,482,900)				752,330,678

	Yield
Short-term investments: 2.85%
Commercial paper: 2.26%
County of Mercer	3.70	9-24-2024	7,650,000	7,649,842
County of Mercer	3.85	9-19-2024	5,000,000	5,001,445
County of Mercer	3.88	7-3-2024	5,000,000	4,999,915
				17,651,202

			Shares
Investment companies: 0.59%
Allspring Government Money Market Fund Select Class♠∞##		5.25	4,647,326	4,647,326
Total short-term investments (Cost $22,297,326)				22,298,528
Total investments in securities (Cost $786,180,226)	99.86%			782,029,206
Other assets and liabilities, net	0.14			1,081,974
Total net assets	100.00%			$783,111,180

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 23

Portfolio of investments—June 30, 2024

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$124,663,681	$(120,016,355)	$0	$0	$4,647,326	4,647,326	$60,379
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	9,254,718	328,056,757	(337,311,475)	0	0	0	0	193,739
				$0	$0	$4,647,326		$254,118
The accompanying notes are an integral part of these financial statements.
24 | Allspring Ultra Short-Term Municipal Income Fund

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $781,532,900)	$777,381,880
Investments in affiliated securities, at value (cost $4,647,326)	4,647,326
Receivable for investments sold	13,883,617
Receivable for interest	7,702,207
Receivable for Fund shares sold	1,072,054
Prepaid expenses and other assets	135,785
Total assets	804,822,869
Liabilities
Payable for when-issued transactions	12,922,369
Overdraft due to custodian bank	4,023,679
Payable for investments purchased	3,190,000
Dividends payable	730,516
Payable for Fund shares redeemed	474,189
Management fee payable	92,136
Administration fees payable	51,629
Distribution fee payable	1,392
Accrued expenses and other liabilities	225,779
Total liabilities	21,711,689
Total net assets	$783,111,180
Net assets consist of
Paid-in capital	$819,238,431
Total distributable loss	(36,127,251)
Total net assets	$783,111,180
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 25

Statement of assets and liabilities—June 30, 2024
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$141,122,549
Shares outstanding–Class A1	14,707,576
Net asset value per share–Class A	$9.60
Maximum offering price per share – Class A2	$9.80
Net assets–Class A2	$32,151,345
Shares outstanding–Class A2[1]	3,350,242
Net asset value per share–Class A2	$9.60
Net assets–Class C	$2,267,289
Shares outstanding–Class C1	238,284
Net asset value per share–Class C	$9.52
Net assets–Class R6	$262,581,122
Shares outstanding–Class R6[1]	27,364,306
Net asset value per share–Class R6	$9.60
Net assets–Administrator Class	$6,673,519
Shares outstanding–Administrator Class[1]	695,310
Net asset value per share–Administrator Class	$9.60
Net assets–Institutional Class	$338,315,356
Shares outstanding–Institutional Class[1]	35,248,498
Net asset value per share–Institutional Class	$9.60
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Ultra Short-Term Municipal Income Fund

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$24,388,350
Income from affiliated securities	254,118
Total investment income	24,642,468
Expenses
Management fee	2,097,186
Administration fees
Class A	252,868
Class A2	38,424
Class C	3,689
Class R6	77,507
Administrator Class	7,139
Institutional Class	301,381
Shareholder servicing fees
Class A	417,893
Class A2	38,351
Class C	6,148
Administrator Class	17,710
Distribution fee
Class C	18,446
Custody and accounting fees	4
Professional fees	70,249
Registration fees	404
Shareholder report expenses	4
Trustees’ fees and expenses	25,314
Other fees and expenses	21,196
Total expenses	3,393,913
Less: Fee waivers and/or expense reimbursements
Fund-level	(780,091)
Class A	(121,121)
Class A2	(18,995)
Class C	(1,816)
Administrator Class	(1,568)
Net expenses	2,470,322
Net investment income	22,172,146
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(17,904)
Net change in unrealized gains (losses) on investments	9,111,280
Net realized and unrealized gains (losses) on investments	9,093,376
Net increase in net assets resulting from operations	$31,265,522
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 27

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$22,172,146		$18,600,373
Net realized losses on investments		(17,904)		(1,707,478)
Net change in unrealized gains (losses) on investments		9,111,280		5,063,907
Net increase in net assets resulting from operations		31,265,522		21,956,802
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,933,543)		(3,539,473)
Class A2		(635,296)		(450,301)
Class C		(39,307)		(19,921)
Class R6		(6,874,477)		(7,230,719)
Administrator Class		(168,110)		(123,532)
Institutional Class		(9,859,705)		(7,211,784)
Total distributions to shareholders		(21,510,438)		(18,575,730)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,042,285	9,929,828	967,918	9,129,100
Class A2	1,673,936	15,990,744	385,626	3,652,033
Class C	22,750	214,927	85,052	794,711
Class R6	21,599,697	205,716,231	36,406,097	343,765,850
Administrator Class	15,254	145,502	142,041	1,339,105
Institutional Class	38,545,394	366,576,715	20,704,831	195,532,432
		598,573,947		554,213,231
Reinvestment of distributions
Class A	391,107	3,728,385	358,067	3,383,515
Class A2	66,777	635,296	47,407	447,852
Class C	598	5,661	285	2,676
Class R6	71,448	681,801	37,069	350,429
Administrator Class	17,203	164,129	12,649	119,554
Institutional Class	875,689	8,353,789	690,762	6,527,373
		13,569,061		10,831,399
Payment for shares redeemed
Class A	(10,339,792)	(98,144,213)	(8,496,035)	(80,239,978)
Class A2	(791,223)	(7,540,877)	(2,218,832)	(20,965,965)
Class C	(86,744)	(818,306)	(46,211)	(434,015)
Class R6	(23,077,282)	(219,944,566)	(78,411,446)	(740,696,209)
Administrator Class	(147,281)	(1,404,479)	(500,475)	(4,723,634)
Institutional Class	(37,389,289)	(356,568,673)	(65,858,010)	(622,683,111)
		(684,421,114)		(1,469,742,912)
Net decrease in net assets resulting from capital share transactions		(72,278,106)		(904,698,282)
Total decrease in net assets		(62,523,022)		(901,317,210)
Net assets
Beginning of period		845,634,202		1,746,951,412
End of period		$783,111,180		$845,634,202
The accompanying notes are an integral part of these financial statements.
28 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.49	$9.45	$9.61	$9.59	$9.60
Net investment income	0.23 [1]	0.13 [1]	0.03	0.04	0.12
Net realized and unrealized gains (losses) on investments	0.10	0.04	(0.16)	0.02	(0.01)
Total from investment operations	0.33	0.17	(0.13)	0.06	0.11
Distributions to shareholders from
Net investment income	(0.22)	(0.13)	(0.03)	(0.04)	(0.12)
Net asset value, end of period	$9.60	$9.49	$9.45	$9.61	$9.59
Total return[2]	3.57%	1.83%	(1.38)%	0.62%	1.13%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.67%	0.66%	0.66%	0.77%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.65%
Net investment income	2.40%	1.37%	0.29%	0.42%	1.21%
Supplemental data
Portfolio turnover rate	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$141,123	$224,086	$291,008	$317,609	$376,203

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A2	2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$9.49	$9.45	$9.61	$9.59	$9.58
Net investment income	0.24 [2]	0.14 [2]	0.03	0.04	0.01
Net realized and unrealized gains (losses) on investments	0.10	0.04	(0.16)	0.02	0.01
Total from investment operations	0.34	0.18	(0.13)	0.06	0.02
Distributions to shareholders from
Net investment income	(0.23)	(0.14)	(0.03)	(0.04)	(0.01)
Net asset value, end of period	$9.60	$9.49	$9.45	$9.61	$9.59
Total return[3]	3.67%	1.93%	(1.36)%	0.62%	0.18%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.57%	0.64%	0.66%	0.65%
Net expenses	0.40%	0.40%	0.48%	0.50%	0.50%
Net investment income	2.56%	1.45%	0.29%	0.40%	0.88%
Supplemental data
Portfolio turnover rate	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$32,151	$22,782	$39,575	$42,354	$25

[1]	For the period from May 29, 2020 (commencement of class operations) to June 30, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.41	$9.32	$9.48	$9.41	$9.43
Net investment income	0.16 [1]	0.06 [1]	0.00 [1,2]	0.00 [1,2]	0.04 [1]
Payment from affiliate	0.00	0.00	0.00	0.07	0.00
Net realized and unrealized gains (losses) on investments	0.10	0.09	(0.16)	0.00	(0.02)
Total from investment operations	0.26	0.15	(0.16)	0.07	0.02
Distributions to shareholders from
Net investment income	(0.15)	(0.06)	(0.00)[2]	(0.00)[2]	(0.04)
Net asset value, end of period	$9.52	$9.41	$9.32	$9.48	$9.41
Total return[3]	2.81%	1.62%[4]	(1.67)%	0.76%[5]	0.26%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.42%	1.40%	1.41%	1.51%
Net expenses	1.25%	1.25%	0.81%*	0.92%*	1.41%
Net investment income	1.68%	0.66%	0.02%	0.02%	0.47%
Supplemental data
Portfolio turnover rate	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$2,267	$2,839	$2,448	$1,659	$2,925

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended June 30, 2022	0.44%
Year ended June 30, 2021	0.33%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended June 30, 2023, the Fund received payments from a service provider which had a 0.51% impact on the total return.
[5]	During the year ended June 30, 2021, the Fund received a payment from an affiliate which had a 0.73% impact on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 31

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.49	$9.45	$9.61	$9.59	$9.60
Net investment income	0.26 [1]	0.15 [1]	0.06	0.07	0.15
Net realized and unrealized gains (losses) on investments	0.10	0.05	(0.16)	0.02	(0.01)
Total from investment operations	0.36	0.20	(0.10)	0.09	0.14
Distributions to shareholders from
Net investment income	(0.25)	(0.16)	(0.06)	(0.07)	(0.15)
Net asset value, end of period	$9.60	$9.49	$9.45	$9.61	$9.59
Total return[2]	3.88%	2.13%	(1.09)%	0.92%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.29%	0.28%	0.28%	0.38%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.31%
Net investment income	2.74%	1.61%	0.56%	0.71%	1.54%
Supplemental data
Portfolio turnover rate	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$262,581	$272,993	$668,633	$1,032,413	$822,986

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.49	$9.45	$9.61	$9.59	$9.60
Net investment income	0.23 [1]	0.13 [1]	0.03 [1]	0.04	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.10	0.04	(0.16)	0.02	(0.01)
Total from investment operations	0.33	0.17	(0.13)	0.06	0.11
Distributions to shareholders from
Net investment income	(0.22)	(0.13)	(0.03)	(0.04)	(0.12)
Net asset value, end of period	$9.60	$9.49	$9.45	$9.61	$9.59
Total return[2]	3.57%	1.83%	(1.39)%	0.62%	1.19%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.60%	0.60%	0.70%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.59%
Net investment income	2.43%	1.36%	0.27%	0.42%	1.28%
Supplemental data
Portfolio turnover rate	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$6,674	$7,689	$10,929	$15,157	$18,243

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 33

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.49	$9.45	$9.61	$9.59	$9.60
Net investment income	0.26 [1]	0.15 [1]	0.05	0.06	0.14
Net realized and unrealized gains (losses) on investments	0.10	0.05	(0.16)	0.02	0.00
Total from investment operations	0.36	0.20	(0.11)	0.08	0.14
Distributions to shareholders from
Net investment income	(0.25)	(0.16)	(0.05)	(0.06)	(0.15)
Net asset value, end of period	$9.60	$9.49	$9.45	$9.61	$9.59
Total return[2]	3.83%	2.08%	(1.14)%	0.87%	1.42%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.33%	0.33%	0.43%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.36%
Net investment income	2.70%	1.58%	0.52%	0.66%	1.50%
Supplemental data
Portfolio turnover rate	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$338,315	$315,246	$734,360	$783,690	$685,081

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Ultra Short-Term Municipal Income Fund | 35

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $786,237,240 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$891,723
Gross unrealized losses	(5,099,757)
Net unrealized losses	$(4,208,034)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $5,662,106 in short-term capital losses and $26,239,722 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$7,400,000	$0	$7,400,000
Municipal obligations	0	752,330,678	0	752,330,678
Short-term investments
Commercial paper	0	17,651,202	0	17,651,202
Investment companies	4,647,326	0	0	4,647,326
Total assets	$4,647,326	$777,381,880	$0	$782,029,206
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
36 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class A2	0.15
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Class C	1.25
Class R6	0.20
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2024, Allspring Funds Distributor received $290 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2024.
Allspring Ultra Short-Term Municipal Income Fund | 37

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $148,565,940, $265,530,000 and $500 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year June 30, 2024 were $361,293,282 and $291,082,109, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$21,510,438	$18,575,730
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$713,127	$(4,208,034)	$(31,901,828)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
38 | Allspring Ultra Short-Term Municipal Income Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Ultra Short-Term Municipal Income Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
Allspring Ultra Short-Term Municipal Income Fund | 39

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

40 | Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Ultra Short-Term Municipal Income Fund | 41

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Ultra Short-Term Municipal Income Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

42 | Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the three-year period under review, in range of the average investment performance of the Universe for the five- and ten-year periods under review, and lower for the one-year period under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Ultra Short-Term Municipal Income Blended Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share class, except for Class A2, which was in range of the sum of the average rates for the expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Ultra Short-Term Municipal Income Fund | 43

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

44 | Allspring Ultra Short-Term Municipal Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3011 06-24

Allspring High Yield Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring High Yield Municipal Bond Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 100.57%
Alabama: 3.57%
Education revenue: 1.42%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$1,000,000	$1,051,831
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AGM Insured)	5.00	8-1-2054	1,200,000	1,259,171
				2,311,002
Resource recovery revenue: 0.31%
Mobile County IDA AM/NS Calvert LLC Series A AMT	5.00	6-1-2054	500,000	508,222
Utilities revenue: 1.84%
West Jefferson Industrial Development Board Alabama Power Co. AMTø##	4.35	8-1-2063	3,000,000	3,000,000
				5,819,224
Arizona: 0.82%
Education revenue: 0.31%
IDA of the City of Phoenix Arizona Legacy Traditional School Obligated Group Series A144A	6.50	7-1-2034	500,000	501,006
Health revenue: 0.51%
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	1,400,000	843,061
				1,344,067
Arkansas: 0.63%
Industrial development revenue: 0.63%
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	1,028,355
California: 5.24%
Airport revenue: 0.62%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	1,000,000	1,015,393
Education revenue: 0.14%
California Infrastructure & Economic Development Bank WFCS Holdings II LLC Series A-1144A	5.00	1-1-2056	250,000	236,020
Health revenue: 0.29%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	466,797
Housing revenue: 0.94%
California Community Housing Agency Creekwood Apartments Series A144A	4.00	2-1-2056	500,000	342,664
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	376,297
Compton PFA144A	4.00	9-1-2027	815,000	814,602
				1,533,563
The accompanying notes are an integral part of these financial statements.
2 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.56%
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00%	8-1-2026	$1,000,000	$907,125
Tobacco revenue: 0.20%
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	2,000,000	326,557
Utilities revenue: 0.65%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	1,000,000	1,053,870
Water & sewer revenue: 1.84%
Eastern Municipal Water District Series A (Bank of America N.A. SPA)ø	4.50	7-1-2046	1,000,000	1,000,000
Los Angeles Department of Water & Power System Revenue Series A-1 (Barclays Bank plc SPA)ø	4.58	7-1-2049	2,000,000	2,000,000
				3,000,000
				8,539,325
Colorado: 4.04%
Education revenue: 0.28%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2061	600,000	452,280
GO revenue: 2.86%
Berthoud-Heritage Metropolitan District No. 10 Series A	4.75	12-1-2052	500,000	417,103
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	984,313
Cottonwood Highlands Metropolitan District No. 1 Series A	5.00	12-1-2049	898,000	891,997
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,145,000	1,174,257
Murphy Creek Metropolitan District No. 5 Series A	6.00	12-1-2052	1,000,000	1,003,051
Pronghorn Valley Metropolitan District Series A	4.00	12-1-2051	250,000	194,237
				4,664,958
Tax revenue: 0.60%
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	976,487
Transportation revenue: 0.30%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	500,000	500,533
				6,594,258
Delaware: 0.95%
Health revenue: 0.95%
Roanoke County EDA ACTS Retirement-Life Communities, Inc. Obligated Group Series B	5.25	11-15-2053	1,500,000	1,552,403
District of Columbia: 0.86%
Education revenue: 0.63%
District of Columbia Rocketship DC Obligated Group Series A	5.75	6-1-2054	1,000,000	1,028,054
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.23%
District of Columbia Tobacco Settlement Financing Corp.	6.75%	5-15-2040	$360,000	$371,636
				1,399,690
Florida: 6.50%
Education revenue: 3.18%
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	1,000,000	1,046,070
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	1,994,613
Capital Trust Authority Kipp Miami Obligated Group Series A144A	6.00	6-15-2054	655,000	684,861
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00	6-30-2056	625,000	451,546
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	1,005,773
				5,182,863
Health revenue: 1.80%
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	223,675
Lee County IDA Cypress Cove at Healthpark Florida Obligated Group Series A	5.25	10-1-2052	1,000,000	884,856
Lee County IDA Shell Point Obligated Group Series A%%	5.25	11-15-2054	1,000,000	1,054,086
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,000,000	781,903
				2,944,520
Miscellaneous revenue: 1.26%
Village Community Development District No. 14 Series 2022 Phase I Special Assessment	5.13	5-1-2037	975,000	1,021,823
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.25	5-1-2054	1,000,000	1,028,019
				2,049,842
Water & sewer revenue: 0.26%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2051	500,000	419,254
				10,596,479
Georgia: 3.03%
Housing revenue: 0.49%
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2028	800,000	800,170
Industrial development revenue: 0.83%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,352,810
Utilities revenue: 1.71%
Main Street Natural Gas, Inc. Series A	5.00	5-15-2049	1,610,000	1,728,364
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.50	7-1-2064	1,000,000	1,057,209
				2,785,573
				4,938,553
The accompanying notes are an integral part of these financial statements.
4 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Guam: 0.30%
Airport revenue: 0.30%
Antonio B Won Pat International Airport Authority Series A AMT	5.38%	10-1-2043	$500,000	$497,038
Idaho: 0.15%
Education revenue: 0.15%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,236
Illinois: 6.35%
Education revenue: 0.81%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	250,000	221,661
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2051	1,000,000	754,004
Illinois Finance Authority Intrinsic Schools Series A144A	5.25	12-1-2025	345,000	346,343
				1,322,008
GO revenue: 3.05%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	500,000	556,223
Chicago Board of Education Series A (NPFGC Insured)¤	0.00	12-1-2025	500,000	471,520
City of Chicago Series A	5.50	1-1-2041	500,000	529,728
City of Chicago Series A	5.50	1-1-2043	500,000	526,815
City of Chicago Series A	6.00	1-1-2038	1,500,000	1,560,208
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	685,000	620,511
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,000,000	707,332
				4,972,337
Health revenue: 0.61%
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (JPMorgan Chase Bank N.A. SPA)ø	4.70	8-15-2057	1,000,000	1,000,000
Housing revenue: 0.63%
Metropolitan Pier & Exposition Authority Series A	5.00	6-15-2050	1,000,000	1,033,394
Miscellaneous revenue: 0.42%
Illinois Finance Authority Rogers Park Montessori School	6.00	2-1-2034	680,000	680,293
Tax revenue: 0.83%
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2030	1,345,000	1,347,662
				10,355,694
Indiana: 2.60%
Education revenue: 1.27%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	2,055,000	2,080,468
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.33%
City of Valparaiso Pratt Paper LLC AMT144A	5.00%	1-1-2054	$500,000	$517,589
Indianapolis Local Public Improvement Bond Bank Series E	6.00	3-1-2053	1,500,000	1,645,541
				2,163,130
				4,243,598
Iowa: 0.28%
Tobacco revenue: 0.28%
Iowa Tobacco Settlement Authority Class 2 Series B-2 CAB¤	0.00	6-1-2065	3,490,000	448,115
Kansas: 1.21%
Health revenue: 0.55%
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	898,906
Tax revenue: 0.66%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.00	12-1-2028	35,000	32,998
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,490,000	1,042,546
				1,075,544
				1,974,450
Kentucky: 0.59%
Health revenue: 0.59%
Kentucky EDFA Kenton Housing Obligated Group	5.50	11-15-2035	1,000,000	960,726
Louisiana: 0.80%
Airport revenue: 0.80%
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,305,000	1,310,816
Maine: 0.92%
Health revenue: 0.92%
Tender Option Bond Trust Receipts/Certificates Series 2023-XX1328 (AGM Insured) (Barclays Bank plc LIQ)144Aø	4.00	7-1-2053	1,500,000	1,500,000
Maryland: 1.46%
Tax revenue: 0.25%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	500,000	414,702
Transportation revenue: 1.21%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,966,916
				2,381,618
The accompanying notes are an integral part of these financial statements.
6 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.60%
Health revenue: 0.60%
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13%	1-1-2040	$1,000,000	$979,590
Michigan: 1.91%
Education revenue: 0.25%
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	150,000	129,566
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	277,500	277,705
				407,271
Miscellaneous revenue: 1.31%
Michigan Finance Authority Detroit Income Tax Revenue Series F1	4.50	10-1-2029	1,000,000	1,000,471
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,000,000	1,000,322
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	130,000	130,045
				2,130,838
Tax revenue: 0.35%
Detroit Downtown Development Authority Area No. 1¤	0.00	7-1-2024	20,000	20,000
Detroit Downtown Development Authority Area No. 1¤	0.00	7-1-2025	580,000	559,704
				579,704
				3,117,813
Minnesota: 2.75%
Education revenue: 1.57%
City of Deephaven Eagle Ridge Academy Series A	4.40	7-1-2025	20,000	20,026
City of Deephaven Eagle Ridge Academy Series A	5.00	7-1-2030	195,000	197,195
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,016,426
City of St. Cloud Athlos Academy Series A144A	5.25	6-1-2032	1,000,000	820,000
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	508,569
				2,562,216
Health revenue: 0.30%
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	490,000	479,861
Housing revenue: 0.88%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	335,000	335,014
City of Minneapolis Riverton Community Housing	4.80	8-1-2027	400,000	400,097
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.10	11-15-2032	700,000	700,000
				1,435,111
				4,477,188
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 7

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Missouri: 1.05%
Health revenue: 0.80%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.25%	2-1-2054	$1,250,000	$1,300,519
Tax revenue: 0.25%
City of Richmond Heights Francis Place Redevelopment Project Area No. 1	5.63	11-1-2025	425,000	419,625
				1,720,144
New Hampshire: 1.14%
Education revenue: 0.66%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	4.50	6-1-2053	1,075,000	1,078,358
Health revenue: 0.48%
New Hampshire Business Finance Authority Presbyterian Homes Obligated Group Series A	5.25	7-1-2048	750,000	785,902
				1,864,260
New Jersey: 2.83%
Airport revenue: 0.31%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	506,986
Education revenue: 1.05%
Camden County Improvement Authority Prep High School Project144A	5.00	7-15-2042	1,175,000	1,190,036
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	512,824
				1,702,860
Housing revenue: 0.62%
New Jersey TTFA Series C	5.25	6-15-2032	1,000,000	1,005,923
Industrial development revenue: 0.15%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	250,000	250,237
Transportation revenue: 0.70%
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,075,000	1,142,709
				4,608,715
New York: 15.14%
Airport revenue: 4.27%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	1,000,000	1,087,418
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2041	1,660,000	1,738,944
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	1,000,000	1,098,229
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.13	6-30-2060	1,000,000	1,034,963
The accompanying notes are an integral part of these financial statements.
8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.25%	1-1-2050	$1,000,000	$1,000,022
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	1,000,000	999,946
				6,959,522
Education revenue: 5.43%
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.75	6-1-2052	1,000,000	1,046,289
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,147,501
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	7.00	4-15-2053	2,000,000	2,242,181
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	392,066
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	944,918
Hempstead Town Local Development Corp. Evergreen Charter School Series A	5.25	6-15-2052	2,000,000	2,037,694
New York State Dormitory Authority St. Joseph’s University/Brooklyn	4.00	7-1-2035	400,000	362,820
New York State Dormitory Authority St. Joseph’s University/Brooklyn	5.00	7-1-2051	750,000	680,648
				8,854,117
Health revenue: 2.74%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	4.02	7-1-2048	2,000,000	2,000,000
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A%%	5.38	8-1-2054	1,500,000	1,538,472
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	932,944
				4,471,416
Miscellaneous revenue: 0.64%
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	1,000,000	1,042,304
Tax revenue: 0.94%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	3.00	2-1-2051	1,000,000	767,692
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	1,000,000	765,594
				1,533,286
Tobacco revenue: 0.15%
Suffolk Tobacco Asset Securitization Corp. Series B-2 CAB¤	0.00	6-1-2066	2,500,000	246,878
Transportation revenue: 0.97%
Metropolitan Transportation Authority Series C-1	5.25	11-15-2055	1,500,000	1,577,671
				24,685,194
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 9

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.80%
Health revenue: 0.80%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series E (AGM Insured) (TD Bank N.A. LOC)ø	4.95%	1-15-2044	$1,300,000	$1,300,000
North Dakota: 0.71%
Health revenue: 0.71%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2053	1,125,000	1,163,625
Ohio: 3.23%
Education revenue: 0.31%
Ohio Higher Educational Facility Commission Cleveland Institute of Music	5.38	12-1-2052	500,000	500,469
Housing revenue: 1.23%
State of Ohio Department of Transportation AMT	5.00	6-30-2053	2,000,000	2,004,204
Tobacco revenue: 1.69%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-2	5.00	6-1-2055	1,975,000	1,820,671
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	10,000,000	935,154
				2,755,825
				5,260,498
Oregon: 0.40%
Health revenue: 0.40%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	500,000	529,063
Polk County Hospital Facility Authority Dallas Mennonite Retirement Community Obligated Group Series A	5.00	7-1-2025	120,000	120,709
				649,772
Pennsylvania: 3.06%
Education revenue: 0.45%
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	750,000	736,737
Health revenue: 2.12%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	1,000,000	1,026,960
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.70	9-1-2050	1,000,000	1,000,000
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	522,910
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	898,204
				3,448,074
Miscellaneous revenue: 0.49%
Chester County IDA Woodlands at Greystone Neighborhood Improvement District144A	5.13	3-1-2048	846,000	801,292
				4,986,103
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 1.22%
Tax revenue: 1.22%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	5.00%	7-1-2058	$2,000,000	$1,992,214
South Carolina: 1.61%
Education revenue: 0.94%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75	10-1-2045	500,000	488,564
South Carolina Jobs-EDA Riverwalk Academy Series A144A	7.00	6-15-2043	1,000,000	1,048,707
				1,537,271
Health revenue: 0.59%
South Carolina Jobs-EDA Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	954,460
Resource recovery revenue: 0.08%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	100,000	80,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.25	2-1-2045	1,000,000	50,000
				130,000
				2,621,731
Tennessee: 2.36%
Health revenue: 1.23%
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.24	9-1-2036	2,000,000	2,000,000
Housing revenue: 0.82%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.25	7-1-2049	1,250,000	1,338,948
Tax revenue: 0.31%
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area144A	5.13	6-1-2036	500,000	506,650
				3,845,598
Texas: 6.80%
Education revenue: 3.86%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00	3-1-2034	320,000	320,237
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38	2-15-2052	1,500,000	1,491,181
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2046	860,000	737,394
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	765,000	748,997
Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	4.28	6-15-2056	3,000,000	3,000,000
				6,297,809
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 11

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.55%
City of Port Isabel144A	5.10%	2-15-2049	$900,000	$904,055
Industrial development revenue: 0.62%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	1,002,938
Tax revenue: 0.24%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	500,000	397,323
Transportation revenue: 1.41%
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT	5.00	6-30-2058	2,250,000	2,294,781
Utilities revenue: 0.12%
SA Energy Acquisition Public Facility Corp.	5.50	8-1-2027	190,000	195,474
				11,092,380
Utah: 2.48%
Education revenue: 0.58%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00	6-15-2041	1,020,000	950,985
Miscellaneous revenue: 1.32%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,000,000	849,706
Wood Ranch Public Infrastructure District144A%%	5.63	12-1-2053	1,300,000	1,299,727
				2,149,433
Tax revenue: 0.58%
Utah Inland Port Authority Crossroads Public Infrastructure District AJL Project Area144A	4.38	6-1-2052	1,000,000	943,811
				4,044,229
Virginia: 1.57%
Health revenue: 0.33%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	550,000	545,433
Transportation revenue: 1.24%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	2,000,000	2,022,158
				2,567,591
Washington: 3.03%
Health revenue: 2.72%
Jefferson County Public Hospital District No. 2 Series A	6.88	12-1-2053	1,500,000	1,511,008
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2054	1,000,000	1,063,694
The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00%	9-1-2050	$750,000	$778,164
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	1,079,262
				4,432,128
Housing revenue: 0.31%
Washington State Housing Finance Commission Provident Group-SH I Properties LLC	5.00	7-1-2054	500,000	512,782
				4,944,910
West Virginia: 1.10%
Tax revenue: 1.10%
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,750,000	1,791,289
Wisconsin: 6.48%
Education revenue: 4.46%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	1,007,089
PFA Coral Academy of Science Las Vegas Series A	5.00	7-1-2024	85,000	85,000
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	764,167
PFA Triad Math & Science Academy Co.	5.00	6-15-2042	1,140,000	1,164,344
PFA Triad Math & Science Academy Co.	5.25	6-15-2052	1,610,000	1,643,476
PFA Uwharrie Charter Academy Series A144A	5.00	6-15-2042	1,310,000	1,327,991
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,285,891
				7,277,958
Health revenue: 1.69%
Wisconsin HEFA Masonic Home Obligated Group Series A	5.75	8-15-2054	1,450,000	1,523,706
Wisconsin HEFA Wisconsin Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,227,834
				2,751,540
Housing revenue: 0.33%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50	7-1-2052	500,000	540,581
				10,570,079
Total municipal obligations (Cost $167,823,975)				164,017,568

		Yield	Shares
Short-term investments: 0.57%
Investment companies: 0.57%
Allspring Government Money Market Fund Select Class♠∞##		5.25	936,490	936,490
Total short-term investments (Cost $936,490)				936,490
Total investments in securities (Cost $168,760,465)	101.14%			164,954,058
Other assets and liabilities, net	(1.14)			(1,859,975)
Total net assets	100.00%			$163,094,083

The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 13

Portfolio of investments—June 30, 2024

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$27,694,339	$(26,757,849)	$0	$0	$936,490	936,490	$29,807
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	832,351	51,427,882	(52,260,233)	0	0	0	0	52,387
				$0	$0	$936,490		$82,194
The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Municipal Bond Fund

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $167,823,975)	$164,017,568
Investments in affiliated securities, at value (cost $936,490)	936,490
Cash	38
Receivable for interest	2,151,616
Receivable for investments sold	140,000
Receivable for Fund shares sold	3,475
Prepaid expenses and other assets	79,309
Total assets	167,328,496
Liabilities
Payable for when-issued transactions	3,814,760
Payable for Fund shares redeemed	321,305
Management fee payable	37,855
Administration fees payable	13,324
Dividends payable	4,790
Distribution fee payable	3,916
Accrued expenses and other liabilities	38,463
Total liabilities	4,234,413
Total net assets	$163,094,083
Net assets consist of
Paid-in capital	$171,065,233
Total distributable loss	(7,971,150)
Total net assets	$163,094,083
Computation of net asset value and offering price per share
Net assets–Class A	$43,935,275
Shares outstanding–Class A1	4,594,526
Net asset value per share–Class A	$9.56
Maximum offering price per share – Class A2	$10.01
Net assets–Class C	$6,335,498
Shares outstanding–Class C1	662,506
Net asset value per share–Class C	$9.56
Net assets–Class R6	$25,541
Shares outstanding–Class R6[1]	2,664
Net asset value per share–Class R6	$9.59
Net assets–Administrator Class	$5,619,759
Shares outstanding–Administrator Class[1]	587,400
Net asset value per share–Administrator Class	$9.57
Net assets–Institutional Class	$107,178,010
Shares outstanding–Institutional Class[1]	11,209,299
Net asset value per share–Institutional Class	$9.56
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 15

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$7,448,021
Income from affiliated securities	82,194
Total investment income	7,530,215
Expenses
Management fee	713,128
Administration fees
Class A	61,965
Class C	10,295
Class R6	7
Administrator Class	6,469
Institutional Class	70,367
Shareholder servicing fees
Class A	103,275
Class C	16,725
Administrator Class	16,097
Distribution fee
Class C	50,173
Custody and accounting fees	5,851
Professional fees	80,210
Registration fees	77,980
Shareholder report expenses	31,222
Trustees’ fees and expenses	25,313
Other fees and expenses	20,579
Total expenses	1,289,656
Less: Fee waivers and/or expense reimbursements
Fund-level	(270,990)
Class A	(31,192)
Class C	(3,453)
Administrator Class	(7,943)
Institutional Class	(4,418)
Net expenses	971,660
Net investment income	6,558,555
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(825,358)
Futures contracts	(158,117)
Net realized losses on investments	(983,475)
Net change in unrealized gains (losses) on investments	3,092,990
Net realized and unrealized gains (losses) on investments	2,109,515
Net increase in net assets resulting from operations	$8,668,070
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Municipal Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$6,558,555		$5,935,788
Net realized losses on investments		(983,475)		(1,296,918)
Net change in unrealized gains (losses) on investments		3,092,990		(231,205)
Net increase in net assets resulting from operations		8,668,070		4,407,665
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,897,857)		(1,648,707)
Class C		(263,545)		(228,896)
Class R6		(1,179)		(1,032)
Administrator Class		(302,032)		(329,349)
Institutional Class		(4,261,107)		(3,716,904)
Total distributions to shareholders		(6,725,720)		(5,924,888)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,362,347	12,767,503	1,359,385	12,768,066
Class C	198,425	1,838,038	271,122	2,545,911
Class R6	10	99	0	0
Administrator Class	269,030	2,529,530	349,013	3,274,829
Institutional Class	6,757,098	62,397,209	10,722,836	100,289,845
		79,532,379		118,878,651
Reinvestment of distributions
Class A	197,217	1,835,750	169,012	1,587,162
Class C	28,005	260,723	24,023	225,597
Class R6	126	1,173	110	1,032
Administrator Class	15,333	142,465	18,067	169,831
Institutional Class	456,676	4,236,879	394,967	3,705,001
		6,476,990		5,688,623
Payment for shares redeemed
Class A	(1,421,241)	(13,034,486)	(955,363)	(8,926,103)
Class C	(326,830)	(3,045,929)	(205,070)	(1,933,069)
Administrator Class	(524,473)	(4,895,654)	(437,078)	(4,151,878)
Institutional Class	(6,066,390)	(55,595,887)	(6,992,229)	(65,278,557)
		(76,571,956)		(80,289,607)
Net increase in net assets resulting from capital share transactions		9,437,413		44,277,667
Total increase in net assets		11,379,763		42,760,444
Net assets
Beginning of period		151,714,320		108,953,876
End of period		$163,094,083		$151,714,320
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.42	$9.56	$11.16	$10.43	$10.97
Net investment income	0.41 [1]	0.39 [1]	0.38	0.41	0.44
Net realized and unrealized gains (losses) on investments	0.15	(0.14)	(1.56)	0.73	(0.54)
Total from investment operations	0.56	0.25	(1.18)	1.14	(0.10)
Distributions to shareholders from
Net investment income	(0.42)	(0.39)	(0.38)	(0.41)	(0.44)
Net realized gains	0.00	0.00	(0.04)	0.00	0.00
Total distributions to shareholders	(0.42)	(0.39)	(0.42)	(0.41)	(0.44)
Net asset value, end of period	$9.56	$9.42	$9.56	$11.16	$10.43
Total return[2]	6.22%	2.71%	(10.84)%	10.98%	(0.98)%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.07%	1.10%	1.14%	1.12%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.48%	4.13%	3.61%	3.74%	4.05%
Supplemental data
Portfolio turnover rate	33%	24%	30%	55%	14%
Net assets, end of period (000s omitted)	$43,935	$41,963	$37,138	$37,514	$24,791

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.42	$9.56	$11.16	$10.44	$10.97
Net investment income	0.34 [1]	0.32 [1]	0.30	0.32	0.36
Net realized and unrealized gains (losses) on investments	0.15	(0.14)	(1.55)	0.72	(0.53)
Total from investment operations	0.49	0.18	(1.25)	1.04	(0.17)
Distributions to shareholders from
Net investment income	(0.35)	(0.32)	(0.31)	(0.32)	(0.36)
Net realized gains	0.00	0.00	(0.04)	0.00	0.00
Total distributions to shareholders	(0.35)	(0.32)	(0.35)	(0.32)	(0.36)
Net asset value, end of period	$9.56	$9.42	$9.56	$11.16	$10.44
Total return[2]	5.43%	1.94%	(11.51)%	10.14%	(1.63)%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.80%	1.84%	1.89%	1.87%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	3.72%	3.39%	2.84%	3.02%	3.29%
Supplemental data
Portfolio turnover rate	33%	24%	30%	55%	14%
Net assets, end of period (000s omitted)	$6,335	$7,185	$6,435	$8,471	$9,250

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.44	$9.59	$11.16	$10.44	$10.98
Net investment income	0.44 [1]	0.42 [1]	0.42	0.44	0.47
Net realized and unrealized gains (losses) on investments	0.16	(0.15)	(1.55)	0.71	(0.54)
Total from investment operations	0.60	0.27	(1.13)	1.15	(0.07)
Distributions to shareholders from
Net investment income	(0.45)	(0.42)	(0.40)	(0.43)	(0.47)
Net realized gains	0.00	0.00	(0.04)	0.00	0.00
Total distributions to shareholders	(0.45)	(0.42)	(0.44)	(0.43)	(0.47)
Net asset value, end of period	$9.59	$9.44	$9.59	$11.16	$10.44
Total return[2]	6.65%	2.90%	(10.53)%	11.28%	(0.68)%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.69%	0.72%	0.76%	0.73%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.78%	4.43%	3.91%	4.07%	4.34%
Supplemental data
Portfolio turnover rate	33%	24%	30%	55%	14%
Net assets, end of period (000s omitted)	$26	$24	$23	$26	$25

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
20 | Allspring High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.42	$9.57	$11.16	$10.44	$10.98
Net investment income	0.42 [1]	0.40 [1]	0.40	0.42	0.45
Net realized and unrealized gains (losses) on investments	0.16	(0.15)	(1.55)	0.72	(0.54)
Total from investment operations	0.58	0.25	(1.15)	1.14	(0.09)
Distributions to shareholders from
Net investment income	(0.43)	(0.40)	(0.40)	(0.42)	(0.45)
Net realized gains	0.00	0.00	(0.04)	0.00	0.00
Total distributions to shareholders	(0.43)	(0.40)	(0.44)	(0.42)	(0.45)
Net asset value, end of period	$9.57	$9.42	$9.57	$11.16	$10.44
Total return[2]	6.44%	2.71%	(10.65)%	11.10%	(0.87)%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.01%	1.05%	1.08%	1.05%
Net expenses	0.70%	0.69%	0.68%	0.69%	0.70%
Net investment income	4.57%	4.24%	3.73%	3.88%	4.12%
Supplemental data
Portfolio turnover rate	33%	24%	30%	55%	14%
Net assets, end of period (000s omitted)	$5,620	$7,796	$8,587	$9,692	$11,115

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.42	$9.56	$11.15	$10.43	$10.97
Net investment income	0.44 [1]	0.42 [1]	0.41	0.43	0.46
Net realized and unrealized gains (losses) on investments	0.15	(0.14)	(1.55)	0.72	(0.53)
Total from investment operations	0.59	0.28	(1.14)	1.15	(0.07)
Distributions to shareholders from
Net investment income	(0.45)	(0.42)	(0.41)	(0.43)	(0.47)
Net realized gains	0.00	0.00	(0.04)	0.00	0.00
Total distributions to shareholders	(0.45)	(0.42)	(0.45)	(0.43)	(0.47)
Net asset value, end of period	$9.56	$9.42	$9.56	$11.15	$10.43
Total return[2]	6.49%	2.97%	(10.54)%	11.15%	(0.74)%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.74%	0.77%	0.81%	0.78%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.73%	4.40%	3.87%	4.00%	4.24%
Supplemental data
Portfolio turnover rate	33%	24%	30%	55%	14%
Net assets, end of period (000s omitted)	$107,178	$94,747	$56,771	$44,440	$37,049

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
22 | Allspring High Yield Municipal Bond Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
Allspring High Yield Municipal Bond Fund | 23

Notes to financial statements
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $168,995,260 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,352,420
Gross unrealized losses	(7,393,622)
Net unrealized losses	$(4,041,202)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $2,648,097 in short-term capital losses and $1,343,357 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
24 | Allspring High Yield Municipal Bond Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$163,967,568	$50,000	$164,017,568
Short-term investments
Investment companies	936,490	0	0	936,490
Total assets	$936,490	$163,967,568	$50,000	$164,954,058
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring
Allspring High Yield Municipal Bond Fund | 25

Notes to financial statements
Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.80%
Class C	1.55
Class R6	0.50
Administrator Class	0.70
Institutional Class	0.55
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2024, Allspring Funds Distributor received $1,613 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $13,655,000, $14,705,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2024 were $45,124,904 and $47,974,210, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended June 30, 2024, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $931,127 in long futures contracts during the year ended June 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
26 | Allspring High Yield Municipal Bond Fund

Notes to financial statements
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$6,725,720	$5,924,888
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$66,296	$(4,041,202)	$(3,991,454)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring High Yield Municipal Bond Fund | 27

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring High Yield Municipal Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
28 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring High Yield Municipal Bond Fund | 29

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

30 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring High Yield Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring High Yield Municipal Bond Fund | 31

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the three-, and ten-year periods under review, in range of the average investment performance of the Universe for the five-year period under review, and lower for the one-year period under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the High Yield Municipal Bond Blended Index, for the ten-year period under review, and lower than the investment performance of its benchmark index for the one-, three-, and five-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except the Administrator Class, which was in range of the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to the sum of these average rates for the Fund’s expense Group for the Institutional Class, and in range of the sum of the average rates for the expense Groups for Class A, the Administrator Class and Class R6.The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

32 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring High Yield Municipal Bond Fund | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3364 06-24

Allspring Municipal Sustainability Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring Municipal Sustainability Fund | 1

Portfolio of investments—June 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 94.57%
California: 4.92%
Education revenue: 0.38%
California Municipal Finance Authority STREAM Charter School Series A144A	5.00%	6-15-2051	$125,000	$117,098
Health revenue: 0.34%
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	100,000	102,771
Housing revenue: 2.97%
California Infrastructure & Economic Development Bank State Teachers’ Retirement System	5.00	8-1-2030	310,000	337,667
California Municipal Finance Authority Special Finance Agency XII Allure Apartments Series A-2144A	4.38	8-1-2049	200,000	167,750
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2029	375,000	396,510
				901,927
Miscellaneous revenue: 1.23%
City & County of San Francisco Series A COP	4.00	4-1-2034	370,000	374,134
				1,495,930
Colorado: 5.35%
Education revenue: 2.53%
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2027	535,000	551,249
Colorado School of Mines Series B (AGM Insured)	5.25	12-1-2052	200,000	218,470
				769,719
Health revenue: 1.61%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	500,000	489,146
Tax revenue: 1.21%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2040	375,000	368,422
				1,627,287
Delaware: 1.32%
Education revenue: 1.32%
University of Delaware (TD Bank N.A. SPA)ø	4.95	11-1-2035	400,000	400,000
District of Columbia: 2.66%
Housing revenue: 1.77%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2035	520,000	539,652
Water & sewer revenue: 0.89%
District of Columbia Water & Sewer Authority Series A	5.00	10-1-2038	250,000	270,351
				810,003
The accompanying notes are an integral part of these financial statements.
2 | Allspring Municipal Sustainability Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Florida: 3.04%
Education revenue: 3.04%
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13%	6-15-2033	$375,000	$390,263
Capital Trust Authority Kipp Miami Obligated Group Series A144A	5.63	6-15-2044	405,000	421,167
Florida Development Finance Corp. United Cerebral Palsy of Central Florida, Inc. Series A	5.00	6-1-2050	125,000	112,752
				924,182
Georgia: 1.86%
Education revenue: 1.86%
DeKalb County Development Authority GLOBE Academy, Inc. Series A	5.00	6-1-2050	300,000	301,074
Private Colleges & Universities Authority Mercer University	5.25	10-1-2051	250,000	264,816
				565,890
Guam: 0.84%
Water & sewer revenue: 0.84%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	1-1-2050	250,000	256,824
Idaho: 1.29%
Health revenue: 1.29%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	385,000	392,202
Illinois: 11.69%
Education revenue: 2.12%
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group	4.00	11-1-2051	750,000	645,917
GO revenue: 0.46%
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2027	155,000	140,327
Health revenue: 3.47%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	500,000	473,908
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A	5.00	2-15-2025	580,000	582,864
				1,056,772
Tax revenue: 1.68%
Chicago Transit Authority Sales Tax Receipts Fund (AGM Insured)	5.00	12-1-2046	500,000	511,102
Transportation revenue: 2.18%
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2031	600,000	662,029
Water & sewer revenue: 1.78%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2053	500,000	539,796
				3,555,943
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 3

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Indiana: 3.53%
Health revenue: 1.75%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	5.00%	10-1-2053	$500,000	$532,055
Housing revenue: 1.78%
Indiana Finance Authority State Revolving Fund Series E	5.00	2-1-2047	500,000	542,386
				1,074,441
Louisiana: 1.71%
Education revenue: 1.71%
Louisiana PFA Loyola University New Orleans Series A	5.00	10-1-2027	250,000	259,386
Louisiana PFA Loyola University New Orleans Series A	5.00	10-1-2028	250,000	262,106
				521,492
Maryland: 2.09%
Water & sewer revenue: 2.09%
Maryland Water Infrastructure Financing Administration Bay Restoration Fund	3.15	3-1-2028	655,000	635,327
Massachusetts: 4.83%
Education revenue: 1.68%
Massachusetts Development Finance Agency Trustees of Boston College Series U	5.00	7-1-2025	500,000	508,808
Health revenue: 3.15%
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	300,000	300,056
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2052	500,000	533,975
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2025	125,000	124,655
				958,686
				1,467,494
Michigan: 4.92%
GO revenue: 1.87%
City of Detroit Series C	6.00	5-1-2043	500,000	570,802
Housing revenue: 1.70%
Michigan State Building Authority Series I	5.00	10-15-2031	500,000	516,075
Water & sewer revenue: 1.35%
Great Lakes Water Authority Water Supply System Revenue Series D	5.00	7-1-2031	400,000	409,725
				1,496,602
Minnesota: 0.32%
Education revenue: 0.32%
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	100,000	97,982
The accompanying notes are an integral part of these financial statements.
4 | Allspring Municipal Sustainability Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Nevada: 1.79%
GO revenue: 1.79%
County of Clark	5.00%	11-1-2029	$500,000	$542,922
New Jersey: 3.45%
Education revenue: 2.28%
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.25	7-1-2043	670,000	694,426
Housing revenue: 1.17%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	100,000	105,223
New Jersey EDA Series QQQ	4.00	6-15-2034	245,000	250,912
				356,135
				1,050,561
New York: 10.78%
Education revenue: 6.41%
Allegany County Capital Resource Corp. Houghton College Series A	5.00	12-1-2026	390,000	388,260
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.00	6-1-2032	375,000	395,546
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	150,000	151,359
Build NYC Resource Corp. Unity Preparatory Charter School of Brooklyn Series A144A	5.25	6-15-2043	500,000	518,422
New York State Dormitory Authority Series A	5.00	7-1-2038	270,000	287,924
Tompkins County Development Corp. Ithaca College	5.00	7-1-2041	205,000	209,216
				1,950,727
Tax revenue: 2.57%
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2	5.50	5-15-2052	700,000	781,903
Water & sewer revenue: 1.80%
New York State Environmental Facilities Corp. Revolving Fund Series A	5.00	6-15-2032	500,000	547,502
				3,280,132
North Carolina: 1.94%
Health revenue: 1.64%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series G (JPMorgan Chase Bank N.A. SPA)ø	4.65	1-15-2048	500,000	500,000
Housing revenue: 0.30%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2024	90,000	90,115
				590,115
Ohio: 1.58%
Health revenue: 1.58%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series C (Bank of Montreal LOC)ø	4.90	6-1-2034	480,000	480,000
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 5

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Oregon: 3.17%
GO revenue: 1.73%
City of Bend	5.00%	6-1-2050	$500,000	$526,134
Health revenue: 1.44%
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	430,000	437,626
				963,760
Pennsylvania: 5.69%
Education revenue: 0.79%
Allegheny County Higher Education Building Authority Robert Morris University	5.00	10-15-2037	250,000	239,868
Health revenue: 3.09%
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (U.S. Bank N.A. SPA)ø	4.95	6-1-2035	300,000	300,000
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	625,000	641,850
				941,850
Transportation revenue: 1.81%
Pennsylvania Turnpike Commission Series B-1	5.25	6-1-2047	535,000	550,218
				1,731,936
South Carolina: 0.94%
Education revenue: 0.94%
South Carolina Jobs-EDA Wofford College	5.00	4-1-2033	270,000	284,649
Texas: 1.64%
Health revenue: 1.64%
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	4.75	10-1-2041	500,000	500,000
Utah: 3.63%
Housing revenue: 3.63%
University of Utah Series B	5.00	8-1-2042	1,000,000	1,103,318
Washington: 6.07%
Education revenue: 0.49%
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2027	145,000	150,160
GO revenue: 2.13%
King County Public Hospital District No. 1	5.00	12-1-2026	625,000	646,729
Utilities revenue: 3.45%
Chelan County Public Utility District No. 1 Series A	4.00	7-1-2036	500,000	510,905
City of Seattle Municipal Light & Power Revenue Series A	5.00	3-1-2053	500,000	537,643
				1,048,548
				1,845,437
The accompanying notes are an integral part of these financial statements.
6 | Allspring Municipal Sustainability Fund

Portfolio of investments—June 30, 2024

	Interest rate	Maturity date	Principal	Value
Wisconsin: 3.52%
Education revenue: 1.68%
PFA Quality Education Academy Series A144A	6.25%	7-15-2053	$475,000	$510,239
Health revenue: 1.84%
PFA Washoe Barton Medical Clinic Series A144A	4.00	12-1-2051	200,000	159,609
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	4.65	4-1-2048	400,000	400,000
				559,609
				1,069,848
Total municipal obligations (Cost $29,607,308)				28,764,277

		Yield	Shares
Short-term investments: 4.21%
Investment companies: 4.21%
Allspring Government Money Market Fund Select Class♠∞		5.25	1,281,782	1,281,782
Total short-term investments (Cost $1,281,782)				1,281,782
Total investments in securities (Cost $30,889,090)	98.78%			30,046,059
Other assets and liabilities, net	1.22			369,564
Total net assets	100.00%			$30,415,623

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
LOC	Letter of credit
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 7

Portfolio of investments—June 30, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$4,944,891	$(3,663,109)	$0	$0	$1,281,782	1,281,782	$29,595
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	1,646,188	6,315,405	(7,961,592)	0	(1)	0	0	23,143
				$0	$(1)	$1,281,782		$52,738
The accompanying notes are an integral part of these financial statements.
8 | Allspring Municipal Sustainability Fund

Statement of assets and liabilities—June 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $29,607,308)	$28,764,277
Investments in affiliated securities, at value (cost $1,281,782)	1,281,782
Cash	3
Receivable for interest	342,723
Receivable from manager	8,019
Prepaid expenses and other assets	65,495
Total assets	30,462,299
Liabilities
Payable for Fund shares redeemed	26,974
Professional fees payable	8,333
Shareholder report expenses payable	5,301
Custody and accounting fees payable	3,997
Administration fees payable	1,189
Distribution fee payable	313
Dividends payable	8
Accrued expenses and other liabilities	561
Total liabilities	46,676
Total net assets	$30,415,623
Net assets consist of
Paid-in capital	$31,956,929
Total distributable loss	(1,541,306)
Total net assets	$30,415,623
Computation of net asset value and offering price per share
Net assets–Class A	$161,701
Shares outstanding–Class A1	8,532
Net asset value per share–Class A	$18.95
Maximum offering price per share – Class A2	$19.84
Net assets–Class C	$524,581
Shares outstanding–Class C1	27,471
Net asset value per share–Class C	$19.10
Net assets–Class R6	$21,256,137
Shares outstanding–Class R6[1]	1,120,621
Net asset value per share–Class R6	$18.97
Net assets–Administrator Class	$2,061,929
Shares outstanding–Administrator Class[1]	108,704
Net asset value per share–Administrator Class	$18.97
Net assets–Institutional Class	$6,411,275
Shares outstanding–Institutional Class[1]	338,007
Net asset value per share–Institutional Class	$18.97
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 9

Statement of operations—year ended June 30, 2024
Statement of operations
Investment income
Interest	$860,835
Income from affiliated securities	52,738
Total investment income	913,573
Expenses
Management fee	111,813
Administration fees
Class A	263
Class C	313
Class R6	6,155
Administrator Class	1,459
Institutional Class	4,474
Shareholder servicing fees
Class A	422
Class C	502
Administrator Class	3,638
Distribution fee
Class C	1,561
Custody and accounting fees	1,079
Professional fees	72,101
Registration fees	60,661
Shareholder report expenses	25,139
Trustees’ fees and expenses	25,322
Other fees and expenses	8,851
Total expenses	323,753
Less: Fee waivers and/or expense reimbursements
Fund-level	(201,631)
Class A	(31)
Class C	(1,886)
Administrator Class	(1,697)
Net expenses	118,508
Net investment income	795,065
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(35,702)
Net change in unrealized gains (losses) on
Unaffiliated securities	357,608
Affiliated securities	(1)
Net change in unrealized gains (losses) on investments	357,607
Net realized and unrealized gains (losses) on investments	321,905
Net increase in net assets resulting from operations	$1,116,970
The accompanying notes are an integral part of these financial statements.
10 | Allspring Municipal Sustainability Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$795,065		$598,114
Net realized losses on investments		(35,702)		(216,779)
Net change in unrealized gains (losses) on investments		357,607		202,363
Net increase in net assets resulting from operations		1,116,970		583,698
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,398)		(21,904)
Class C		(5,759)		(12,465)
Class R6		(588,170)		(466,948)
Administrator Class		(39,265)		(27,846)
Institutional Class		(158,639)		(67,783)
Total distributions to shareholders		(796,231)		(596,946)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,249	23,414	5,552	103,768
Class C	26,618	504,270	0	0
Administrator Class	170,902	3,188,661	30,854	572,220
Institutional Class	253,415	4,755,117	127,689	2,394,151
		8,471,462		3,070,139
Reinvestment of distributions
Class A	237	4,418	1,176	21,881
Class C	308	5,789	664	12,425
Class R6	31,615	590,991	24,934	464,127
Administrator Class	2,108	39,350	1,490	27,761
Institutional Class	8,500	159,041	3,616	67,381
		799,589		593,575
Payment for shares redeemed
Class A	(2,753)	(51,981)	(58,932)	(1,100,729)
Class C	(836)	(15,895)	(49,566)	(933,310)
Administrator Class	(100,192)	(1,812,872)	(54,592)	(1,021,309)
Institutional Class	(81,987)	(1,531,963)	(105,313)	(1,958,155)
		(3,412,711)		(5,013,503)
Net increase (decrease) in net assets resulting from capital share transactions		5,858,340		(1,349,789)
Total increase (decrease) in net assets		6,179,079		(1,363,037)
Net assets
Beginning of period		24,236,544		25,599,581
End of period		$30,415,623		$24,236,544
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$18.71	$18.73	$21.03	$20.35	$20.00
Net investment income	0.46 [2]	0.37 [2]	0.32	0.34	0.10
Net realized and unrealized gains (losses) on investments	0.25	(0.02)	(2.29)	0.68	0.35
Total from investment operations	0.71	0.35	(1.97)	1.02	0.45
Distributions to shareholders from
Net investment income	(0.47)	(0.37)	(0.33)	(0.34)	(0.10)
Net asset value, end of period	$18.95	$18.71	$18.73	$21.03	$20.35
Total return[3]	3.86%	1.88%	(9.47)%	5.04%	2.27%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.44%	1.34%	1.85%	2.26%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.50%	1.96%	1.60%	1.64%	1.52%
Supplemental data
Portfolio turnover rate	9%	19%	31%	77%	32%
Net assets, end of period (000s omitted)	$162	$183	$1,161	$1,156	$1,020

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Municipal Sustainability Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$18.86	$18.83	$21.03	$20.35	$20.00
Net investment income	0.52 [2]	0.26 [2]	0.30	0.19	0.05
Net realized and unrealized gains (losses) on investments	1.04	0.09	(2.31)	0.68	0.36
Total from investment operations	1.56	0.35	(2.01)	0.87	0.41
Distributions to shareholders from
Net investment income	(1.32)	(0.32)	(0.19)	(0.19)	(0.06)
Net asset value, end of period	$19.10	$18.86	$18.83	$21.03	$20.35
Total return[3]	8.64%	1.90%	(9.60)%	4.30%	2.04%
Ratios to average net assets (annualized)
Gross expenses	2.20%	1.44%	2.09%	2.35%	3.01%
Net expenses	0.57%	1.30%*	0.88%*	1.46%*	1.50%
Net investment income	2.76%	1.41%	1.47%	0.93%	0.78%
Supplemental data
Portfolio turnover rate	9%	19%	31%	77%	32%
Net assets, end of period (000s omitted)	$525	$26	$947	$1,051	$1,017

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended June 30, 2023	0.11%
Year ended June 30, 2022	0.62%
Year ended June 30, 2021	0.04%

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$18.73	$18.73	$21.03	$20.35	$20.00
Net investment income	0.53 [2]	0.43 [2]	0.39	0.41	0.13 [2]
Net realized and unrealized gains (losses) on investments	0.24	0.00 [3]	(2.29)	0.68	0.35
Total from investment operations	0.77	0.43	(1.90)	1.09	0.48
Distributions to shareholders from
Net investment income	(0.53)	(0.43)	(0.40)	(0.41)	(0.13)
Net asset value, end of period	$18.97	$18.73	$18.73	$21.03	$20.35
Total return[4]	4.22%	2.34%	(9.16)%	5.41%	2.39%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.09%	0.96%	1.48%	1.88%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.86%	2.32%	1.95%	1.99%	1.87%
Supplemental data
Portfolio turnover rate	9%	19%	31%	77%	32%
Net assets, end of period (000s omitted)	$21,256	$20,395	$19,929	$22,082	$21,367

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Municipal Sustainability Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$18.72	$18.73	$21.03	$20.35	$20.00
Net investment income	0.50 [2]	0.40 [2]	0.35	0.37	0.11
Net realized and unrealized gains (losses) on investments	0.25	(0.01)	(2.29)	0.68	0.35
Total from investment operations	0.75	0.39	(1.94)	1.05	0.46
Distributions to shareholders from
Net investment income	(0.50)	(0.40)	(0.36)	(0.37)	(0.11)
Net asset value, end of period	$18.97	$18.72	$18.73	$21.03	$20.35
Total return[3]	4.07%	2.09%	(9.34)%	5.20%	2.32%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.40%	1.28%	1.77%	2.20%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.69%	2.13%	1.75%	1.80%	1.67%
Supplemental data
Portfolio turnover rate	9%	19%	31%	77%	32%
Net assets, end of period (000s omitted)	$2,062	$672	$1,089	$1,192	$1,017

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$18.73	$18.73	$21.03	$20.35	$20.00
Net investment income	0.53 [2]	0.43 [2]	0.39	0.40	0.12
Net realized and unrealized gains (losses) on investments	0.23	(0.01)	(2.30)	0.68	0.35
Total from investment operations	0.76	0.42	(1.91)	1.08	0.47
Distributions to shareholders from
Net investment income	(0.52)	(0.42)	(0.39)	(0.40)	(0.12)
Net asset value, end of period	$18.97	$18.73	$18.73	$21.03	$20.35
Total return[3]	4.17%	2.29%	(9.20)%	5.36%	2.37%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.14%	1.01%	1.52%	1.93%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.83%	2.29%	1.90%	1.94%	1.82%
Supplemental data
Portfolio turnover rate	9%	19%	31%	77%	32%
Net assets, end of period (000s omitted)	$6,411	$2,960	$2,474	$1,169	$1,017

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Municipal Sustainability Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Sustainability Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Municipal Sustainability Fund | 17

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $30,889,090 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$206,810
Gross unrealized losses	(1,049,841)
Net unrealized losses	$(843,031)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $446,357 in short-term capital losses and $251,920 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$28,764,277	$0	$28,764,277
Short-term investments
Investment companies	1,281,782	0	0	1,281,782
Total assets	$1,281,782	$28,764,277	$0	$30,046,059
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
18 | Allspring Municipal Sustainability Fund

Notes to financial statements
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through October 31, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the year ended June 30, 2024.  These voluntary class-level waivers may be discontinued at any time.  As of June 30, 2024, the contractual expense caps are as follows:

EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2024, Allspring Funds Distributor received $21 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2024.
Allspring Municipal Sustainability Fund | 19

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $1,300,000, $0 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2024 were $5,901,766 and $2,458,420, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Tax-exempt income	$796,231	$596,946
As of June 30, 2024, the components of distributable loss on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$10	$(843,031)	$(698,277)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
SUBSEQUENT EVENTS
At the meeting held on August 13-14, 2024, the Board of Trustees of the Fund approved the Fund’s liquidation. The Fund is closed to new investors and to additional investments from existing shareholders with certain exceptions on or about August 16, 2024. The liquidation of the Fund is expected to occur after close of business on or about October 9, 2024.
20 | Allspring Municipal Sustainability Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Municipal Sustainability Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from February 28, 2020 (commencement of operations) to June 30, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from February 28, 2020 to June 30, 2020, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
Allspring Municipal Sustainability Fund | 21

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22 | Allspring Municipal Sustainability Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Municipal Sustainability Fund | 23

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Municipal Sustainability Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

24 | Allspring Municipal Sustainability Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-year period under review, and lower for the three-year period under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the one- and three-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for certain periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe over the one-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to the median net operating expense ratios of the expense Groups for each share class, except for the Class R6 shares, which was in range of the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Group for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Municipal Sustainability Fund | 25

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

26 | Allspring Municipal Sustainability Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4336 06-24

Allspring Alternative Risk Premia Fund
Long Form Financial Statements
Annual Report
June 30, 2024

Allspring Alternative Risk Premia Fund | 1

Consolidated portfolio of investments—June 30, 2024
Consolidated portfolio of investments

	Yield	Shares	Value
Short-term investments: 93.61%
Investment companies: 21.18%
Allspring Government Money Market Fund Select Class♠∞*	5.25%	24,689,828	$24,689,828

			Maturity date	Principal
U.S. Treasury securities: 72.43%
U.S. Treasury Bills☼		4.58	7-11-2024	$14,900,000	14,878,264
U.S. Treasury Bills☼		4.90	7-16-2024	20,000,000	19,956,208
U.S. Treasury Bills☼#		4.92	1-23-2025	6,400,000	6,220,368
U.S. Treasury Bills☼#		5.05	3-20-2025	5,000,000	4,819,792
U.S. Treasury Bills☼		5.11	9-12-2024	30,000,000	29,681,363
U.S. Treasury Bills☼#		5.17	9-26-2024	6,000,000	5,924,238
U.S. Treasury Bills☼		5.23	11-21-2024	3,000,000	2,938,748
					84,418,981
Total short-term investments (Cost $109,113,764)					109,108,809
Total investments in securities (Cost $109,113,764)	93.61%				109,108,809
Other assets and liabilities, net	6.39				7,444,078
Total net assets	100.00%				$116,552,887

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,629,388	$164,471,249	$(145,410,809)	$0	$0	$24,689,828	24,689,828	$676,157
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	19,308,243	AUD	29,248,000	Goldman Sachs International	7-19-2024	$0	$(211,914)
USD	1,171,259	BRL	6,287,000	Goldman Sachs International	7-19-2024	48,787	0
USD	56,677	CAD	78,000	Goldman Sachs International	7-19-2024	0	(361)
USD	22,775,696	CHF	20,396,000	Goldman Sachs International	7-19-2024	28,050	0
CLP	647,535,000	USD	700,788	Goldman Sachs International	7-19-2024	0	(12,789)
USD	11,181,399	CZK	257,743,000	Goldman Sachs International	7-19-2024	159,185	0
USD	15,375,112	EUR	14,316,000	Goldman Sachs International	7-19-2024	31,194	0
GBP	24,000	USD	30,511	Goldman Sachs International	7-19-2024	0	(169)
The accompanying notes are an integral part of these consolidated financial statements.
2 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
HUF	1,696,969,000	USD	4,601,660	Goldman Sachs International	7-19-2024	$0	$(3,447)
IDR	135,280,087,000	USD	8,292,778	Goldman Sachs International	7-19-2024	0	(33,452)
INR	729,762,000	USD	8,722,324	Goldman Sachs International	7-19-2024	24,673	0
USD	5,221	JPY	817,000	Goldman Sachs International	7-19-2024	130	0
USD	11,382,675	KRW	15,682,708,000	Goldman Sachs International	7-19-2024	0	(21,272)
MXN	508,000	USD	27,395	Goldman Sachs International	7-19-2024	300	0
NOK	237,685,000	USD	22,155,103	Goldman Sachs International	7-19-2024	116,095	0
USD	22,518,611	NZD	36,767,000	Goldman Sachs International	7-19-2024	123,789	0
PLN	10,133,000	USD	2,504,159	Goldman Sachs International	7-19-2024	12,528	0
SEK	135,236,000	USD	12,878,426	Goldman Sachs International	7-19-2024	0	(108,491)
ZAR	210,138,000	USD	11,212,995	Goldman Sachs International	7-19-2024	322,453	0
						$867,184	$(391,895)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
LME Copper Futures**	2	7-15-2024	$497,860	$474,473	$0	$(23,387)
LME Primary Aluminum Futures**	17	7-15-2024	1,077,037	1,058,471	0	(18,566)
LME Zinc Futures**	9	7-15-2024	652,996	650,329	0	(2,667)
CAC 40 Index	18	7-19-2024	1,452,567	1,444,337	0	(8,230)
Light Sweet Crude Oil Futures**	2	7-22-2024	151,287	163,080	11,793	0
Brent Crude Oil Futures**	35	7-31-2024	2,695,675	2,975,000	279,325	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	14	7-31-2024	1,411,000	1,470,882	59,882	0
Gas Oil Futures**	21	8-12-2024	1,652,755	1,646,400	0	(6,355)
Henry Hub Natural Gas Futures**	23	8-28-2024	688,482	597,540	0	(90,942)
Live Cattle Futures**	20	8-30-2024	1,452,432	1,483,400	30,968	0
10-Year Euro BUND Index	72	9-6-2024	10,069,261	10,149,012	79,751	0
TOPIX Index	9	9-12-2024	1,542,902	1,572,161	29,259	0
Cocoa Futures**	6	9-13-2024	608,840	463,860	0	(144,980)
C Coffee Futures**	37	9-18-2024	3,092,882	3,146,850	53,968	0
S&P ASX Share Price Index 200	15	9-19-2024	1,919,779	1,944,262	24,483	0
S&P/TSX 60 Index	10	9-19-2024	1,901,509	1,915,866	14,357	0
DAX Index	3	9-20-2024	1,462,863	1,478,153	15,290	0
E-Mini NASDAQ 100 Index	3	9-20-2024	1,191,866	1,195,635	3,769	0
E-Mini Russell 2000 Index	11	9-20-2024	1,134,376	1,135,750	1,374	0
E-Mini S&P 500 Index	6	9-20-2024	1,650,906	1,656,450	5,544	0
Euro STOXX 50 Index	27	9-20-2024	1,419,671	1,424,386	4,715	0
FTSE 100 Index	18	9-20-2024	1,865,395	1,868,541	3,146	0
MSCI Emerging Markets Index	25	9-20-2024	1,349,567	1,360,250	10,683	0
Long Gilt Futures	173	9-26-2024	21,355,366	21,337,506	0	(17,860)
Soybean Futures**	33	11-14-2024	1,859,076	1,821,600	0	(37,476)
Number 2 Cotton Futures**	21	12-6-2024	746,319	763,245	16,926	0
Soybean Meal Futures**	68	12-13-2024	2,317,870	2,281,400	0	(36,470)
Soybean Oil Futures**	19	12-13-2024	497,855	499,206	1,351	0
Short
LME Copper Futures**	(16)	7-15-2024	(3,941,218)	(3,795,784)	145,434	0
LME Lead Futures**	(5)	7-15-2024	(272,164)	(273,643)	0	(1,479)
LME Nickel Futures**	(1)	7-15-2024	(111,774)	(102,559)	9,215	0
LME Primary Aluminum Futures**	(12)	7-15-2024	(797,114)	(747,156)	49,958	0
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 3

Consolidated portfolio of investments—June 30, 2024

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
LME Zinc Futures**	(20)	7-15-2024	$(1,448,898)	$(1,445,175)	$3,723	$0
NY Harbor ULSD Futures**	(18)	7-31-2024	(1,899,169)	(1,915,024)	0	(15,855)
Lean Hogs Futures**	(103)	8-14-2024	(3,791,583)	(3,687,400)	104,183	0
Gold 100 Troy Ounces Futures**	(14)	8-28-2024	(3,420,502)	(3,275,440)	145,062	0
Hard Red Winter Wheat Futures**	(95)	9-13-2024	(3,085,158)	(2,784,688)	300,470	0
Wheat Futures**	(118)	9-13-2024	(3,754,891)	(3,383,650)	371,241	0
10-Year Australian Bond	(111)	9-16-2024	(8,404,172)	(8,409,564)	0	(5,392)
10-Year Canadian Bond	(380)	9-18-2024	(33,227,706)	(33,351,559)	0	(123,853)
10-Year U.S. Treasury Notes	(339)	9-19-2024	(37,023,068)	(37,284,703)	0	(261,635)
Silver Futures**	(7)	9-26-2024	(1,036,676)	(1,034,600)	2,076	0
Number 11 World Sugar Futures**	(25)	9-30-2024	(541,143)	(568,400)	0	(27,257)
Corn Futures**	(178)	12-13-2024	(4,186,750)	(3,744,675)	442,075	0
					$2,220,021	$(822,404)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap †	Goldman Sachs International	Monthly	6-14-2029	$952,900	$1,366,944	$414,044	$0

†
The Fund receives or pays the total return on a portfolio of long and short equity positions and pays the return on a specified benchmark (the 1D USD-SOFR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%), settled on a net basis. The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates. No upfront payments are paid or received.

The following table represents components of the synthetic total return swap basket as of the end of the period which are in excess of 1% of the notional value of the synthetic total return swap basket.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
ATN International, Inc.	2,795	$63,726	4.66%
Liberty Latin America Ltd.	2,711	26,080	1.91
Proximus SADP	13,640	108,828	7.96
Usen-Next Holdings Co. Ltd.	4,400	123,065	9.00
Entertainment
CTS Eventim AG & Co. KGaA	202	16,852	1.23
Daiichikosho Co. Ltd.	6,500	66,923	4.90
Lions Gate Entertainment Corp. New York Stock Exchange	2,114	18,117	1.33
Marcus Corp.	4,347	49,425	3.62
MIXI, Inc.	4,400	82,864	6.06
Playtika Holding Corp.	7,249	57,050	4.17
Spotify Technology SA	472	148,109	10.84
The accompanying notes are an integral part of these consolidated financial statements.
4 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Communication services (continued)
Interactive media & services
Alphabet, Inc.	225	$41,269	3.02%
Alphabet, Inc. NASDAQ Global Select Market	237	43,170	3.16
Cars.com, Inc.	10,236	201,649	14.75
DHI Group, Inc.	14,519	30,345	2.22
Hemnet Group AB	1,368	41,328	3.02
MONY Group PLC	47,234	132,672	9.71
Outbrain, Inc.	37,455	186,526	13.64
Shutterstock, Inc.	915	35,411	2.59
Yelp, Inc.	5,038	186,154	13.62
Media
Advantage Solutions, Inc.	9,278	29,875	2.19
Comcast Corp.	2,066	80,905	5.92
EW Scripps Co.	31,897	100,157	7.33
Fox Corp.	1,561	49,983	3.66
Fuji Media Holdings, Inc.	2,400	27,380	2.00
Gannett Co, Inc.	4,393	20,252	1.48
Gray Television, Inc.	4,520	23,504	1.72
Nexstar Media Group, Inc.	251	41,668	3.05
Nine Entertainment Co., Inc.	136,866	127,825	9.35
Schibsted ASA	5,937	166,705	12.19
Schibsted ASA Oslo Stock Exchange	6,594	194,664	14.24
Scholastic Corp.	1,477	52,389	3.83
Wireless telecommunication services
Freenet AG	1,298	34,474	2.52
Telephone & Data Systems, Inc.	800	16,584	1.21
		2,625,928
Consumer discretionary
Automobile components
Cooper-Standard Holdings, Inc.	1,607	19,991	1.46
Dometic Group AB	4,514	28,662	2.10
Dowlais Group PLC	138,461	127,946	9.36
Forvia	14,451	171,091	12.52
JTEKT Corp.	14,400	100,198	7.33
Sumitomo Rubber Industries Ltd.	18,400	183,268	13.41
Toyo Tire Corp.	6,800	108,557	7.94
Toyoda Gosei Co. Ltd.	4,500	79,111	5.79
Toyota Boshoku Corp.	7,500	99,315	7.26
Valeo	7,788	82,889	6.06
Automobiles
Trigano SA	159	18,629	1.36
Broadline retail
Coupang, Inc.	4,188	87,739	6.42
Dillard’s, Inc.	393	173,073	12.66
Harvey Norman Holdings Ltd.	46,908	130,489	9.55
Kohl’s Corp.	3,476	79,913	5.85
Macy’s, Inc.	4,335	83,232	6.09
Distributors
Genuine Parts Co.	272	37,623	2.75
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 5

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Distributors (continued)
Inchcape PLC	13,972	$131,405	9.61%
Weyco Group, Inc.	1,654	50,149	3.67
Diversified consumer services
Graham Holdings Co.	107	74,852	5.48
Grand Canyon Education, Inc.	666	93,180	6.82
H&R Block, Inc.	2,194	118,981	8.70
Laureate Education, Inc.	9,118	136,223	9.96
OneSpaWorld Holdings Ltd.	10,858	166,887	12.21
Hotels, restaurants & leisure
888 Holdings PLC	63,877	67,626	4.95
Aramark	3,914	133,154	9.74
Betsson AB	9,933	116,115	8.49
Caesars Entertainment, Inc.	2,210	87,825	6.42
Carnival PLC	13,827	237,186	17.35
Chipotle Mexican Grill, Inc.	1,650	103,372	7.56
Corporate Travel Management Ltd.	9,298	82,248	6.02
Dave & Buster’s Entertainment, Inc.	3,870	154,065	11.27
Domino’s Pizza Group PLC	4,877	18,914	1.38
Doutor Nichires Holdings Co. Ltd.	4,800	66,828	4.89
Expedia Group, Inc.	1,076	135,565	9.92
Flight Centre Travel Group Ltd.	5,863	78,928	5.77
Golden Entertainment, Inc.	1,655	51,487	3.77
Hilton Worldwide Holdings, Inc.	286	62,405	4.57
Just Eat Takeaway.com NV	13,180	158,583	11.60
Koshidaka Holdings Co. Ltd.	6,800	36,601	2.68
Marriott Vacations Worldwide Corp.	303	26,458	1.94
MGM Resorts International	372	16,532	1.21
Norwegian Cruise Line Holdings Ltd.	2,986	56,107	4.10
Potbelly Corp.	7,516	60,353	4.42
Rush Street Interactive, Inc.	12,256	117,535	8.60
Scandic Hotels Group AB	9,227	55,890	4.09
Texas Roadhouse, Inc.	819	140,630	10.29
Tokyotokeiba Co. Ltd.	2,500	63,009	4.61
Travel & Leisure Co.	538	24,199	1.77
Wingstop, Inc.	141	59,595	4.36
Wynn Resorts Ltd.	249	22,286	1.63
Household durables
Breville Group Ltd.	2,154	38,998	2.85
De’ Longhi SpA	5,706	178,437	13.05
GN Store Nord AS	611	17,030	1.25
JVCKenwood Corp.	9,400	54,452	3.98
Sangetsu Corp.	2,500	46,321	3.39
Sumitomo Forestry Co. Ltd.	2,300	73,150	5.35
Vistry Group PLC	4,547	67,997	4.97
Worthington Enterprises, Inc.	1,187	56,181	4.11
Leisure products
JAKKS Pacific, Inc.	4,633	82,977	6.07
Sankyo Co. Ltd.	16,200	175,805	12.86
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Leisure products (continued)
Tomy Co. Ltd.	2,300	$45,288	3.31%
Universal Entertainment Corp.	9,600	94,037	6.88
Specialty retail
Abercrombie & Fitch Co.	369	65,623	4.80
Aoyama Trading Co. Ltd.	11,200	104,001	7.61
AutoNation, Inc.	630	100,409	7.35
Caleres, Inc.	6,922	232,579	17.01
Designer Brands, Inc.	3,330	22,744	1.66
Eagers Automotive Ltd.	27,746	194,718	14.25
Genesco, Inc.	3,503	90,588	6.63
Geo Holdings Corp.	4,600	47,833	3.50
Guess?, Inc.	910	18,564	1.36
J Jill, Inc.	2,218	77,563	5.67
JB Hi-Fi Ltd.	3,231	131,932	9.65
Leslie’s, Inc.	18,523	77,611	5.68
Murphy USA, Inc.	371	174,170	12.74
National Vision Holdings, Inc.	3,506	45,893	3.36
ODP Corp.	2,542	99,824	7.30
PAL Group Holdings Co. Ltd.	4,700	52,962	3.87
Penske Automotive Group, Inc.	190	28,314	2.07
Ross Stores, Inc.	542	78,763	5.76
Signet Jewelers Ltd.	489	43,805	3.20
Super Retail Group Ltd.	14,772	137,469	10.06
Tile Shop Holdings, Inc.	21,737	150,637	11.02
Urban Outfitters, Inc.	2,800	114,940	8.41
Watches of Switzerland Group PLC	17,303	90,553	6.62
Wayfair, Inc.	290	15,292	1.12
Textiles, apparel & luxury goods
Capri Holdings Ltd.	1,249	41,317	3.02
G-III Apparel Group Ltd.	4,591	124,278	9.09
Hugo Boss AG	1,121	50,146	3.67
New Wave Group AB	4,915	50,778	3.72
OVS SpA	24,553	65,317	4.78
Ralph Lauren Corp.	286	50,067	3.66
Skechers USA, Inc.	1,189	82,184	6.01
		8,208,446
Consumer staples
Beverages
Boston Beer Co, Inc.	55	16,778	1.23
Britvic PLC	8,101	120,940	8.85
Celsius Holdings, Inc.	635	36,252	2.65
Coca-Cola Bottlers Japan Holdings, Inc.	16,600	208,106	15.22
Coca-Cola Co.	410	26,096	1.91
Takara Holdings, Inc.	18,100	122,737	8.98
Consumer staples distribution & retail
Andersons, Inc.	1,490	73,904	5.41
Colruyt Group	2,987	142,608	10.43
DocMorris AG	273	16,256	1.19
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 7

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Consumer staples (continued)
Consumer staples distribution & retail (continued)
GrainCorp Ltd.	20,882	$123,562	9.04%
Marks & Spencer Group PLC	51,703	187,250	13.70
Metcash Ltd.	50,273	118,721	8.68
Performance Food Group Co.	1,950	128,915	9.43
US Foods Holding Corp.	649	34,384	2.52
Walmart, Inc.	1,077	72,924	5.33
Food products
AAK AB	2,986	87,504	6.40
Archer-Daniels-Midland Co.	2,154	130,209	9.53
Aryzta AG	45,731	81,440	5.96
Cranswick PLC	2,033	114,233	8.36
Dole PLC	25,996	318,191	23.28
Golden Agri-Resources Ltd.	1,044,400	207,956	15.21
Inghams Group Ltd.	83,199	200,917	14.70
Maruha Nichiro Corp.	6,800	133,430	9.76
Megmilk Snow Brand Co. Ltd.	7,000	113,164	8.28
Nisshin Oillio Group Ltd.	6,600	198,546	14.52
Nissui Corp.	5,000	26,813	1.96
Pilgrim’s Pride Corp.	2,362	90,913	6.65
Post Holdings, Inc.	1,135	118,222	8.65
Seaboard Corp.	10	31,607	2.31
Suedzucker AG	2,792	40,665	2.97
Vital Farms, Inc.	6,575	307,513	22.50
Household products
Central Garden & Pet Co.	796	26,292	1.93
Clorox Co.	583	79,562	5.82
Colgate-Palmolive Co.	1,264	122,658	8.97
Energizer Holdings, Inc.	2,198	64,929	4.75
Kimberly-Clark Corp.	210	29,022	2.12
Personal care products
Herbalife Ltd.	18,276	189,888	13.89
Nature’s Sunshine Products, Inc.	1,002	15,100	1.10
Tobacco
Universal Corp.	1,560	75,177	5.50
		4,233,384
Energy
Energy equipment & services
Aker Solutions ASA	34,089	141,120	10.32
DMC Global, Inc.	5,340	77,003	5.63
KLX Energy Services Holdings, Inc.	8,582	42,481	3.11
Modec, Inc.	11,600	209,231	15.31
Newpark Resources, Inc.	21,806	181,208	13.26
Saipem SpA	45,336	116,138	8.50
Technip Energies NV	4,590	102,934	7.53
TechnipFMC PLC	1,142	29,863	2.19
TETRA Technologies, Inc.	44,769	154,901	11.33
Vallourec SACA	8,011	125,645	9.19
Weatherford International PLC	581	71,143	5.21
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Energy (continued)
Oil, gas & consumable fuels
Amplify Energy Corp.	2,699	$18,299	1.34%
BW LPG Ltd.	3,526	65,487	4.79
Cheniere Energy, Inc.	872	152,452	11.15
CONSOL Energy, Inc.	1,439	146,821	10.74
Cosmo Energy Holdings Co. Ltd.	2,200	110,759	8.10
Dorian LPG Ltd.	3,811	159,910	11.70
Excelerate Energy, Inc.	4,077	75,180	5.50
Gulfport Energy Corp.	1,324	199,924	14.63
Hafnia Ltd.	6,884	57,834	4.23
HF Sinclair Corp.	1,370	73,076	5.35
International Seaways, Inc.	805	47,600	3.48
Ovintiv, Inc.	2,069	96,974	7.09
Par Pacific Holdings, Inc.	7,621	192,430	14.08
PBF Energy, Inc.	2,113	97,240	7.11
REX American Resources Corp.	1,417	64,601	4.73
Scorpio Tankers, Inc.	2,018	164,043	12.00
Serica Energy PLC	32,672	56,128	4.11
Targa Resources Corp.	1,640	211,199	15.45
Teekay Corp.	13,747	123,311	9.02
Teekay Tankers Ltd.	2,025	139,340	10.19
TORM PLC Class A	2,835	110,731	8.10
Yancoal Australia Ltd.	7,733	34,150	2.50
		3,649,156
Financials
Banks
Aichi Financial Group, Inc.	6,600	110,185	8.06
Amalgamated Financial Corp.	3,256	89,214	6.53
Axos Financial, Inc.	3,798	217,056	15.88
Banca Monte dei Paschi di Siena SpA	35,488	166,656	12.19
Banco Comercial Portugues SA	266,226	95,970	7.02
Bancorp, Inc.	4,281	161,651	11.83
Bank of Georgia Group PLC	2,951	150,520	11.01
Bank of NT Butterfield & Son Ltd.	627	22,020	1.61
Bank of Queensland Ltd.	33,928	131,500	9.62
Bank OZK	1,491	61,131	4.47
Bankwell Financial Group, Inc.	1,678	42,571	3.11
BCB Bancorp, Inc.	10,718	113,932	8.33
Business First Bancshares, Inc.	4,668	101,576	7.43
C&F Financial Corp.	610	29,402	2.15
Capital City Bank Group, Inc.	7,103	202,009	14.78
Civista Bancshares, Inc.	12,214	189,195	13.84
Close Brothers Group PLC	6,374	34,131	2.50
Coastal Financial Corp.	4,304	198,586	14.53
Comerica, Inc.	1,188	60,635	4.44
Customers Bancorp, Inc.	4,788	229,728	16.81
Esquire Financial Holdings, Inc.	2,923	139,135	10.18
Financial Institutions, Inc.	10,384	200,619	14.68
First Bank/Hamilton NJ	5,378	68,516	5.01
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 9

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Financials (continued)
Banks (continued)
First Horizon Corp.	5,265	$83,029	6.07%
Hanmi Financial Corp.	2,663	44,525	3.26
Huntington Bancshares, Inc.	1,295	17,068	1.25
Jyske Bank AS	292	23,229	1.70
Live Oak Bancshares, Inc.	2,226	78,044	5.71
Mercantile Bank Corp.	2,669	108,281	7.92
Metropolitan Bank Holding Corp.	2,014	84,769	6.20
Northeast Bank	2,963	180,328	13.19
Northeast Community Bancorp, Inc.	2,191	39,044	2.86
OFG BanCorp.	8,357	312,970	22.90
Old Second Bancorp, Inc.	23,156	342,940	25.09
Pinnacle Financial Partners, Inc.	1,460	116,858	8.55
Preferred Bank	1,997	150,753	11.03
Premier Financial Corp.	3,917	80,142	5.86
Raiffeisen Bank International AG	6,323	109,836	8.04
Southern States Bancshares, Inc.	504	13,679	1.00
Tokyo Kiraboshi Financial Group, Inc.	4,500	133,694	9.78
Unity Bancorp, Inc.	1,328	39,269	2.87
Western Alliance Bancorp	270	16,961	1.24
Wintrust Financial Corp.	533	52,532	3.84
Yamaguchi Financial Group, Inc.	1,700	19,289	1.41
Capital markets
Ameriprise Financial, Inc.	94	40,156	2.94
Blue Owl Capital, Inc.	1,757	31,187	2.28
Donnelley Financial Solutions, Inc.	3,003	179,039	13.10
EFG International AG	10,765	158,399	11.59
Insignia Financial Ltd.	76,842	117,388	8.59
Intercontinental Exchange, Inc.	228	31,211	2.28
Investec PLC	30,629	222,048	16.24
Monex Group, Inc.	15,800	71,394	5.22
Morningstar, Inc.	80	23,668	1.73
MSCI, Inc.	95	45,766	3.35
Plus500 Ltd.	2,866	82,095	6.01
Quilter PLC	138,016	209,534	15.33
StoneX Group, Inc.	2,034	153,180	11.21
Tokai Tokyo Financial Holdings, Inc.	53,500	191,202	13.99
TP ICAP Group PLC	45,193	114,143	8.35
TPG, Inc.	2,948	122,195	8.94
Van Lanschot Kempen NV	5,150	206,827	15.13
Virtus Investment Partners, Inc.	86	19,423	1.42
Consumer finance
Enova International, Inc.	2,907	180,961	13.24
Jaccs Co. Ltd.	2,300	66,546	4.87
PROG Holdings, Inc.	1,924	66,724	4.88
Regional Management Corp.	4,714	135,480	9.91
SLM Corp.	3,934	81,788	5.98
Synchrony Financial	434	20,480	1.50
World Acceptance Corp.	195	24,098	1.76
The accompanying notes are an integral part of these consolidated financial statements.
10 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Financials (continued)
Financial services
AMP Ltd.	153,896	$112,417	8.22%
Banca IFIS SpA	9,646	200,719	14.68
Banco Latinoamericano de Comercio Exterior SA	6,266	185,912	13.60
Berkshire Hathaway, Inc.	120	48,816	3.57
BFF Bank SpA	5,335	50,679	3.71
Block, Inc.	1,092	70,423	5.15
Challenger Ltd.	12,737	59,563	4.36
Equitable Holdings, Inc.	1,333	54,466	3.99
Euronet Worldwide, Inc.	534	55,269	4.04
Helia Group Ltd.	73,418	189,542	13.87
International Money Express, Inc.	4,199	87,507	6.40
Jackson Financial, Inc.	853	63,344	4.64
Merchants Bancorp	6,910	280,131	20.49
Mr Cooper Group, Inc.	308	25,019	1.83
NCR Atleos Corp.	4,041	109,188	7.99
Onity Group, Inc.	2,376	56,977	4.17
OSB Group PLC	13,852	75,049	5.49
Paragon Banking Group PLC	2,278	21,165	1.55
Rocket Cos, Inc.	3,847	52,704	3.86
Security National Financial Corp.	1,742	13,919	1.02
Tokyo Century Corp.	8,500	79,722	5.83
Voya Financial, Inc.	263	18,712	1.37
Insurance
Allstate Corp.	88	14,050	1.03
American Coastal Insurance Corp.	4,756	50,176	3.67
Arch Capital Group Ltd.	532	53,674	3.93
Assurant, Inc.	289	48,046	3.51
Axis Capital Holdings Ltd.	608	42,955	3.14
Cincinnati Financial Corp.	163	19,250	1.41
First American Financial Corp.	941	50,767	3.71
Globe Life, Inc.	1,927	158,554	11.60
James River Group Holdings Ltd.	27,572	213,132	15.59
Lancashire Holdings Ltd.	12,309	95,537	6.99
Mapfre SA	55,374	127,738	9.34
Markel Group, Inc.	51	80,359	5.88
Mercury General Corp.	709	37,676	2.76
Oscar Health, Inc.	2,690	42,556	3.11
Progressive Corp.	167	34,688	2.54
Reinsurance Group of America, Inc.	472	96,888	7.09
SCOR SE	3,990	101,101	7.40
SiriusPoint Ltd.	15,157	184,915	13.53
Skyward Specialty Insurance Group, Inc.	2,931	106,044	7.76
Tiptree, Inc.	2,776	45,776	3.35
Unipol Gruppo SpA	3,696	36,732	2.69
Universal Insurance Holdings, Inc.	11,574	217,128	15.88
Unum Group	1,179	60,259	4.41
Willis Towers Watson PLC	88	23,068	1.69
Mortgage real estate investment trusts (REITs)
PennyMac Mortgage Investment Trust	12,334	169,592	12.40
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 11

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Financials (continued)
Mortgage real estate investment trusts (REITs) (continued)
Ready Capital Corp.	17,642	$144,312	10.56%
Rithm Capital Corp.	7,013	76,512	5.60
		11,700,838
Health care
Biotechnology
ACADIA Pharmaceuticals, Inc.	2,378	38,642	2.83
ADMA Biologics, Inc.	3,576	39,980	2.92
Alkermes PLC	1,509	36,367	2.66
Anika Therapeutics, Inc.	1,143	28,952	2.12
Ardelyx, Inc.	5,310	39,347	2.88
Bavarian Nordic AS	732	18,143	1.33
CareDx, Inc.	2,651	41,170	3.01
Catalyst Pharmaceuticals, Inc.	2,353	36,448	2.67
Enanta Pharmaceuticals, Inc.	2,556	33,151	2.42
Entrada Therapeutics, Inc.	2,374	33,829	2.47
Genus PLC	798	16,644	1.22
GNI Group Ltd.	1,300	19,142	1.40
Halozyme Therapeutics, Inc.	812	42,516	3.11
Incyte Corp.	2,177	131,970	9.65
Ironwood Pharmaceuticals, Inc.	5,702	37,177	2.72
Kiniksa Pharmaceuticals	1,817	33,923	2.48
Krystal Biotech, Inc.	91	16,711	1.22
MiMedx Group, Inc.	4,956	34,345	2.51
Myriad Genetics, Inc.	1,632	39,919	2.92
Neurocrine Biosciences, Inc.	333	45,844	3.35
Organogenesis Holdings, Inc.	15,042	42,118	3.08
Pharming Group NV	21,350	17,206	1.26
Protagonist Therapeutics, Inc.	410	14,207	1.04
Prothena Corp. PLC	1,661	34,283	2.51
PTC Therapeutics, Inc.	965	29,510	2.16
Rhythm Pharmaceuticals, Inc.	363	14,905	1.09
Sage Therapeutics, Inc.	2,814	30,560	2.24
Telix Pharmaceuticals Ltd.	1,336	16,622	1.22
UroGen Pharma Ltd.	2,098	35,204	2.57
Veracyte, Inc.	1,684	36,492	2.67
Vericel Corp.	518	23,766	1.74
Voyager Therapeutics, Inc.	4,147	32,803	2.40
Health care equipment & supplies
Accuray, Inc.	33,545	61,052	4.47
CONMED Corp.	1,587	110,011	8.05
Elekta AB	18,809	117,479	8.59
Embecta Corp.	5,737	71,712	5.25
ICU Medical, Inc.	251	29,806	2.18
Integra LifeSciences Holdings Corp.	1,366	39,805	2.91
Intuitive Surgical, Inc.	82	36,478	2.67
Jeol Ltd.	2,300	103,900	7.60
Lantheus Holdings, Inc.	670	53,794	3.94
Nipro Corp.	13,600	106,634	7.80
The accompanying notes are an integral part of these consolidated financial statements.
12 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Health care (continued)
Health care equipment & supplies (continued)
OraSure Technologies, Inc.	13,368	$56,948	4.17%
PHC Holdings Corp.	6,900	50,349	3.68
Tactile Systems Technology, Inc.	3,325	39,700	2.90
Tandem Diabetes Care, Inc.	744	29,976	2.19
UFP Technologies, Inc.	249	65,704	4.81
Health care providers & services
AdaptHealth Corp.	10,788	107,880	7.89
agilon health, Inc.	6,718	43,936	3.21
Alfresa Holdings Corp.	7,000	95,848	7.01
Brookdale Senior Living, Inc.	6,967	47,585	3.48
Centene Corp.	535	35,470	2.59
Cigna Group	135	44,627	3.26
Community Health Systems, Inc.	23,670	79,531	5.82
CVS Group PLC	2,033	25,905	1.90
CVS Health Corp.	385	22,738	1.66
DocGo, Inc.	45,497	140,586	10.28
Enhabit, Inc.	9,285	82,822	6.06
Galenica AG	1,092	89,395	6.54
HealthEquity, Inc.	699	60,254	4.41
Humana, Inc.	251	93,786	6.86
Medipal Holdings Corp.	8,900	135,417	9.91
ModivCare, Inc.	2,669	70,034	5.12
Molina Healthcare, Inc.	136	40,433	2.96
Owens & Minor, Inc.	5,817	78,529	5.75
Pediatrix Medical Group, Inc.	11,991	90,532	6.62
Privia Health Group, Inc.	843	14,651	1.07
Ryman Healthcare Ltd.	46,175	100,037	7.32
Suzuken Co. Ltd./Aichi Japan	4,700	142,820	10.45
Tenet Healthcare Corp.	160	21,285	1.56
Toho Holdings Co. Ltd.	2,400	62,711	4.59
Universal Health Services, Inc.	112	20,712	1.52
Health care technology
Health Catalyst, Inc.	2,177	13,911	1.02
HealthStream, Inc.	1,368	38,167	2.79
Teladoc Health, Inc.	8,435	82,494	6.04
Life sciences tools & services
Chemometec AS	953	41,684	3.05
CryoPort, Inc.	9,328	64,456	4.72
Cytek Biosciences, Inc.	24,094	134,445	9.84
Harvard Bioscience, Inc.	10,346	29,486	2.16
Illumina, Inc.	464	48,432	3.54
Medpace Holdings, Inc.	264	108,728	7.95
Quanterix Corp.	3,613	47,728	3.49
Siegfried Holding AG	52	54,000	3.95
Pharmaceuticals
Amneal Pharmaceuticals, Inc.	5,547	35,223	2.58
Amphastar Pharmaceuticals, Inc.	860	34,400	2.52
Amylyx Pharmaceuticals, Inc.	15,098	28,686	2.10
ANI Pharmaceuticals, Inc.	536	34,133	2.50
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 13

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Health care (continued)
Pharmaceuticals (continued)
Biote Corp.	5,446	$40,682	2.98%
Bristol-Myers Squibb Co.	746	30,981	2.27
Collegium Pharmaceutical, Inc.	1,157	37,255	2.72
Evolus, Inc.	2,831	30,716	2.25
H Lundbeck AS	3,668	20,468	1.50
Harrow, Inc.	2,034	42,490	3.11
Intra-Cellular Therapies, Inc.	524	35,889	2.62
Jazz Pharmaceuticals PLC	1,078	115,055	8.42
Organon & Co.	4,209	87,126	6.37
Pacira BioSciences, Inc.	1,196	34,218	2.50
Supernus Pharmaceuticals, Inc.	629	16,826	1.23
WaVe Life Sciences Ltd.	4,347	21,692	1.59
Xeris Biopharma Holdings, Inc.	15,602	35,105	2.57
		5,157,244
Industrials
Aerospace & defense
AerSale Corp.	14,762	102,153	7.47
Astronics Corp.	10,500	210,315	15.39
Babcock International Group PLC	11,205	73,937	5.41
Cadre Holdings, Inc.	568	19,062	1.39
Curtiss-Wright Corp.	177	47,964	3.51
Air freight & logistics
Cia de Distribucion Integral Logista Holdings SA	1,470	41,593	3.04
GXO Logistics, Inc.	1,055	53,277	3.90
Mitsui-Soko Holdings Co. Ltd.	2,300	68,261	4.99
Senko Group Holdings Co. Ltd.	28,600	200,337	14.66
Building products
Advanced Drainage Systems, Inc.	272	43,626	3.19
American Woodmark Corp.	1,828	143,681	10.51
Builders FirstSource, Inc.	196	27,128	1.98
Central Glass Co. Ltd.	2,300	53,537	3.92
JELD-WEN Holding, Inc.	4,198	56,547	4.14
Masterbrand, Inc.	12,086	177,422	12.98
Owens Corning	700	121,604	8.89
Sanwa Holdings Corp.	6,600	120,666	8.83
Trane Technologies PLC	578	190,122	13.91
Commercial services & supplies
ABM Industries, Inc.	2,278	115,198	8.43
CECO Environmental Corp.	10,647	307,166	22.47
Clean Harbors, Inc.	338	76,439	5.59
Downer EDI Ltd.	62,923	194,768	14.25
Enviri Corp.	23,183	200,069	14.64
ISS AS	10,688	183,252	13.41
Loomis AB	697	18,150	1.33
Mitie Group PLC	100,259	147,269	10.77
Okamura Corp.	1,900	26,630	1.95
Quad/Graphics, Inc.	27,051	147,428	10.79
RB Global, Inc.	276	21,075	1.54
The accompanying notes are an integral part of these consolidated financial statements.
14 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Industrials (continued)
Commercial services & supplies (continued)
Tetra Tech, Inc.	122	$24,947	1.82%
Vestis Corp.	2,165	26,478	1.94
Viad Corp.	4,679	159,086	11.64
Construction & engineering
AECOM	1,096	96,601	7.07
Chiyoda Corp.	23,100	43,360	3.17
EMCOR Group, Inc.	365	133,254	9.75
Fluor Corp.	876	38,150	2.79
Fugro NV	639	15,439	1.13
Great Lakes Dredge & Dock Corp.	2,067	18,148	1.33
IES Holdings, Inc.	279	38,873	2.84
INFRONEER Holdings, Inc.	13,700	111,080	8.13
Koninklijke BAM Groep NV	48,057	201,852	14.77
Maire SpA	4,209	34,889	2.55
Mirait One Corp.	9,000	117,108	8.57
Mota-Engil SGPS SA	17,226	63,499	4.64
NCC AB Class B	7,146	92,704	6.78
Peab AB	3,776	23,745	1.74
Penta-Ocean Construction Co. Ltd.	16,300	67,068	4.91
Tutor Perini Corp.	2,238	48,744	3.56
Webuild SpA	63,033	138,251	10.11
Worley Ltd.	4,129	41,262	3.02
Electrical equipment
Acuity Brands, Inc.	223	53,841	3.94
Allient, Inc.	2,240	56,605	4.14
Array Technologies, Inc.	1,366	14,015	1.03
Atkore, Inc.	447	60,314	4.41
EnerSys	672	69,565	5.09
LSI Industries, Inc.	8,154	117,988	8.63
Preformed Line Products Co.	398	49,567	3.63
Signify NV	7,619	190,118	13.91
SWCC Corp.	2,100	64,283	4.70
Vertiv Holdings Co.	971	84,060	6.15
Ground transportation
ComfortDelGro Corp. Ltd.	28,500	28,164	2.06
Covenant Logistics Group, Inc.	3,798	187,203	13.69
Firstgroup PLC	17,815	35,649	2.61
Hertz Global Holdings, Inc.	4,414	15,581	1.14
Ryder System, Inc.	177	21,927	1.60
Industrial conglomerates
Honeywell International, Inc.	446	95,239	6.97
Storskogen Group AB	22,813	17,649	1.29
Machinery
AGCO Corp.	1,034	101,208	7.40
Allison Transmission Holdings, Inc.	818	62,086	4.54
Cargotec Oyj	1,120	89,900	6.58
CNH Industrial NV	10,602	107,398	7.86
Commercial Vehicle Group, Inc.	9,182	44,992	3.29
Ebara Corp.	11,000	173,898	12.72
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 15

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Industrials (continued)
Machinery (continued)
Enerpac Tool Group Corp.	607	$23,175	1.69%
Esab Corp.	244	23,041	1.68
Flowserve Corp.	2,003	96,344	7.05
Gates Industrial Corp. PLC	1,631	25,786	1.89
Hitachi Zosen Corp.	30,000	196,159	14.35
Hyster-Yale Materials Handling, Inc.	1,816	126,630	9.26
Iveco Group NV	16,483	184,821	13.52
KION Group AG	3,313	138,694	10.15
Konecranes Oyj	2,213	125,492	9.18
Manitowoc Co., Inc.	26,975	311,022	22.75
Mitsubishi Logisnext Co. Ltd.	9,100	90,553	6.62
Mueller Water Products, Inc.	3,849	68,974	5.04
Namura Shipbuilding Co. Ltd.	2,200	32,941	2.41
NTN Corp.	28,700	57,136	4.18
Park-Ohio Holdings Corp.	1,520	39,353	2.88
REV Group, Inc.	4,853	120,791	8.84
Ryobi Ltd.	6,800	96,871	7.09
Stadler Rail AG	2,017	57,359	4.20
Sulzer AG	1,480	204,592	14.97
Tadano Ltd.	9,000	63,351	4.63
Takuma Co. Ltd.	4,600	47,261	3.46
Titan International, Inc.	19,066	141,279	10.33
Trelleborg AB	1,436	55,874	4.09
Tsubakimoto Chain Co.	2,200	85,189	6.23
Valmet Oyj	554	15,835	1.16
Wabash National Corp.	6,726	146,896	10.75
Westinghouse Air Brake Technologies Corp.	356	56,266	4.12
Yangzijiang Shipbuilding Holdings Ltd.	22,200	40,274	2.95
Marine transportation
Golden Ocean Group Ltd.	5,553	76,631	5.61
Hoegh Autoliners ASA	14,960	176,264	12.89
NS United Kaiun Kaisha Ltd.	4,400	138,380	10.12
Pangaea Logistics Solutions Ltd.	7,924	62,045	4.54
Wallenius Wilhelmsen ASA	19,178	195,606	14.31
Passenger airlines
Delta Air Lines, Inc.	502	23,815	1.74
easyJet PLC	19,049	110,213	8.06
Norwegian Air Shuttle AS	50,571	59,585	4.36
SkyWest, Inc.	641	52,607	3.85
Sun Country Airlines Holdings, Inc.	6,081	76,377	5.59
Professional services
Booz Allen Hamilton Holding Corp.	357	54,942	4.02
Concentrix Corp.	649	41,069	3.00
Genpact Ltd.	735	23,660	1.73
IBEX Holdings Ltd.	2,355	38,104	2.79
ManpowerGroup, Inc.	632	44,114	3.23
MEITEC Group Holdings, Inc.	2,500	50,625	3.70
TechnoPro Holdings, Inc.	4,800	78,613	5.75
The accompanying notes are an integral part of these consolidated financial statements.
16 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Industrials (continued)
Professional services (continued)
TTEC Holdings, Inc.	14,870	$87,435	6.39%
Upwork, Inc.	4,779	51,374	3.76
Trading companies & distributors
Core & Main, Inc.	2,036	99,642	7.29
DKSH Holding AG	394	26,619	1.95
FTAI Aviation Ltd.	585	60,390	4.42
Grafton Group PLC	11,511	135,077	9.88
H&E Equipment Services, Inc.	2,501	110,469	8.08
Hanwa Co. Ltd.	4,600	176,120	12.88
Herc Holdings, Inc.	1,193	159,015	11.63
Inabata & Co. Ltd.	2,500	54,851	4.01
MRC Global, Inc.	12,333	159,219	11.65
NOW, Inc.	2,651	36,398	2.66
Sojitz Corp.	4,600	111,762	8.18
Titan Machinery, Inc.	13,125	208,688	15.27
Travis Perkins PLC	1,687	16,399	1.20
WESCO International, Inc.	773	122,536	8.97
WW Grainger, Inc.	47	42,405	3.10
Yellow Cake PLC	10,971	80,714	5.91
Transportation infrastructure
Flughafen Zurich AG	90	19,904	1.46
Fraport AG Frankfurt Airport Services Worldwide	3,618	186,760	13.66
Qube Holdings Ltd.	25,365	61,762	4.52
		12,446,612
Information technology
Communications equipment
Arista Networks, Inc.	474	166,127	12.15
Extreme Networks, Inc.	4,788	64,399	4.71
Electronic equipment, instruments & components
ALSO Holding AG	640	197,318	14.43
Arrow Electronics, Inc.	403	48,666	3.56
Badger Meter, Inc.	154	28,698	2.10
Bel Fuse, Inc.	1,084	70,720	5.17
Daiwabo Holdings Co. Ltd.	6,400	114,622	8.39
Daktronics, Inc.	2,317	32,322	2.36
FARO Technologies, Inc.	1,380	22,080	1.62
Itron, Inc.	700	69,272	5.07
Jabil, Inc.	663	72,128	5.28
Japan Aviation Electronics Industry Ltd.	2,100	33,806	2.47
Kaga Electronics Co. Ltd.	4,400	157,797	11.54
Kimball Electronics, Inc.	9,541	209,711	15.34
Landis+Gyr Group AG	955	77,170	5.65
Luna Innovations, Inc.	32,091	102,691	7.51
Macnica Holdings, Inc.	4,500	188,794	13.81
Meiko Electronics Co. Ltd.	2,200	98,042	7.17
Mycronic AB	3,005	115,845	8.47
Oki Electric Industry Co. Ltd.	26,200	165,450	12.10
Sanmina Corp.	1,662	110,107	8.06
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 17

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Information technology (continued)
Electronic equipment, instruments & components (continued)
TD SYNNEX Corp.	523	$60,354	4.42%
Tokyo Electron Device Ltd.	2,100	55,864	4.09
TTM Technologies, Inc.	4,183	81,276	5.95
Vontier Corp.	467	17,839	1.31
IT services
Amdocs Ltd.	890	70,239	5.14
BIPROGY, Inc.	2,400	66,500	4.87
Brightcove, Inc.	7,803	18,493	1.35
CANCOM SE	681	23,528	1.72
Computacenter PLC	3,540	128,520	9.40
DXC Technology Co.	7,705	147,088	10.76
Gartner, Inc.	82	36,823	2.69
GMO internet group, Inc.	7,200	109,909	8.04
GoDaddy, Inc.	1,049	146,556	10.72
Hackett Group, Inc.	2,910	63,205	4.62
Indra Sistemas SA	9,098	188,147	13.76
Information Services Group, Inc.	20,718	60,911	4.46
Rackspace Technology, Inc.	12,787	38,105	2.79
Sopra Steria Group	216	41,893	3.07
TietoEVRY Oyj	6,937	134,023	9.80
Semiconductors & semiconductor equipment
Alpha & Omega Semiconductor Ltd.	454	16,966	1.24
Amkor Technology, Inc.	2,349	94,007	6.88
ams-OSRAM AG	20,029	27,743	2.03
Applied Materials, Inc.	99	23,363	1.71
Cirrus Logic, Inc.	519	66,256	4.85
Credo Technology Group Holding Ltd.	1,091	34,847	2.55
Ferrotec Holdings Corp.	7,000	120,561	8.82
Intel Corp.	1,070	33,138	2.42
inTEST Corp.	14,213	140,424	10.27
KLA Corp.	23	18,964	1.39
Lam Research Corp.	18	19,167	1.40
Megachips Corp.	2,300	58,326	4.27
Melexis NV	292	25,142	1.84
Microchip Technology, Inc.	194	17,751	1.30
Monolithic Power Systems, Inc.	193	158,584	11.60
NVE Corp.	965	72,076	5.27
NVIDIA Corp.	1,530	189,016	13.83
ON Semiconductor Corp.	1,899	130,176	9.52
Photronics, Inc.	7,813	192,747	14.10
Qorvo, Inc.	569	66,027	4.83
QUALCOMM, Inc.	93	18,524	1.36
Rambus, Inc.	4,849	284,927	20.84
SkyWater Technology, Inc.	11,380	87,057	6.37
SMA Solar Technology AG	709	20,015	1.46
SMART Global Holdings, Inc.	9,507	217,425	15.91
Software
8X8, Inc.	46,491	103,210	7.55
ACI Worldwide, Inc.	2,347	92,918	6.80
The accompanying notes are an integral part of these consolidated financial statements.
18 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Information technology (continued)
Software (continued)
Adobe, Inc.	104	$57,776	4.23%
Appier Group, Inc.	9,400	70,577	5.16
AppLovin Corp. Class A	169	14,064	1.03
Bytes Technology Group PLC	12,088	84,730	6.20
Cerence, Inc.	12,779	36,165	2.65
CommVault Systems, Inc.	1,344	163,390	11.95
Consensus Cloud Solutions, Inc.	10,751	184,702	13.51
Crayon Group Holding ASA	6,695	78,381	5.73
Crowdstrike Holdings, Inc. Class A	102	39,085	2.86
Digital Arts, Inc.	500	14,016	1.03
eGain Corp.	2,894	18,261	1.34
Gitlab, Inc. Class A	1,630	81,044	5.93
Manhattan Associates, Inc.	158	38,975	2.85
NCR Voyix Corp.	6,862	84,746	6.20
Nutanix, Inc.	755	42,922	3.14
Oracle Corp.	114	16,097	1.18
Palo Alto Networks, Inc.	57	19,324	1.41
Pegasystems, Inc.	1,853	112,162	8.20
Plus Alpha Consulting Co. Ltd.	2,100	24,760	1.81
Rimini Street, Inc.	26,665	81,862	5.99
RingCentral, Inc.	1,379	38,888	2.84
Sinch AB	42,496	103,042	7.54
Smartsheet, Inc.	2,716	119,721	8.76
SolarWinds Corp.	3,770	45,428	3.32
Systena Corp.	25,700	50,157	3.67
Teradata Corp.	2,423	83,739	6.13
Truecaller AB	4,095	13,708	1.00
Viant Technology, Inc.	4,527	44,681	3.27
Workday, Inc.	109	24,368	1.78
Technology hardware, storage & peripherals
Apple, Inc.	70	14,743	1.08
HP, Inc.	3,605	126,247	9.23
Konica Minolta, Inc.	23,000	63,644	4.66
Pure Storage, Inc. Class A	336	21,575	1.58
Super Micro Computer Inc	175	143,386	10.49
		8,120,761
Materials
Chemicals
AdvanSix, Inc.	2,140	49,049	3.59
American Vanguard Corp.	13,126	112,884	8.26
Artience Co. Ltd.	7,100	148,275	10.85
Axalta Coating Systems Ltd.	533	18,213	1.33
Chugoku Marine Paints Ltd.	6,500	82,174	6.01
Core Molding Technologies, Inc.	6,943	110,671	8.10
Daicel Corp.	2,100	20,133	1.47
Eastman Chemical Co.	363	35,563	2.60
Ecovyst, Inc.	11,097	99,540	7.28
Innospec, Inc.	123	15,202	1.11
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 19

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Materials (continued)
Chemicals (continued)
Koppers Holdings, Inc.	4,851	$179,438	13.13%
LyondellBasell Industries NV	285	27,263	2.00
Mosaic Co.	2,100	60,690	4.44
Orion SA	1,602	35,148	2.57
Rayonier Advanced Materials, Inc.	26,415	143,698	10.51
Resonac Holdings Corp.	4,500	98,508	7.21
Solvay SA	633	22,283	1.63
Trinseo PLC	23,093	53,345	3.90
Construction materials
Breedon Group PLC	14,132	69,135	5.06
Buzzi SpA	4,929	198,374	14.51
Knife River Corp.	3,708	260,079	19.03
Krosaki Harima Corp.	4,400	76,355	5.59
Taiheiyo Cement Corp.	4,500	112,941	8.26
Containers & packaging
Huhtamaki Oyj	1,633	65,512	4.79
Myers Industries, Inc.	7,972	106,665	7.80
O-I Glass, Inc.	7,896	87,883	6.43
Rengo Co. Ltd.	18,100	117,393	8.59
Sealed Air Corp.	1,249	43,453	3.18
Verallia SA	1,275	46,262	3.38
Metals & mining
Acerinox SA	10,734	111,392	8.15
Alpha Metallurgical Resources, Inc.	102	28,614	2.09
Arch Resources, Inc.	191	29,076	2.13
Cleveland-Cliffs, Inc.	4,547	69,978	5.12
Compass Minerals International, Inc.	4,218	43,572	3.19
Constellium SE	3,267	61,583	4.50
Freeport-McMoRan, Inc.	1,548	75,233	5.50
Godo Steel Ltd.	2,300	73,336	5.36
Gold Road Resources Ltd.	72,352	82,535	6.04
Kaiser Aluminum Corp.	1,011	88,867	6.50
Materion Corp.	815	88,126	6.45
Nickel Industries Ltd.	86,321	46,068	3.37
Nippon Light Metal Holdings Co. Ltd.	17,600	197,014	14.41
Nucor Corp.	125	19,760	1.44
Perseus Mining Ltd.	42,128	66,043	4.83
Ramelius Resources Ltd.	53,855	68,979	5.05
Regis Resources Ltd.	69,697	81,598	5.97
Salzgitter AG	2,907	56,194	4.11
Sandfire Resources Ltd.	8,990	52,356	3.83
SSAB AB	19,953	108,359	7.93
SSAB AB Stockholm Stock Exchange	23,094	127,334	9.31
Steel Dynamics, Inc.	121	15,669	1.15
SunCoke Energy, Inc.	6,051	59,300	4.34
thyssenkrupp AG	16,427	71,039	5.20
Tokyo Steel Manufacturing Co. Ltd.	16,100	163,212	11.94
UACJ Corp.	4,500	107,542	7.87
Warrior Met Coal, Inc.	569	35,716	2.61
The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Materials (continued)
Paper & forest products
Nippon Paper Industries Co. Ltd.	4,500	$26,851	1.97%
Sylvamo Corp.	206	14,131	1.03
		4,565,606
Real estate
Hotel & resort REITs
Chatham Lodging Trust	9,524	81,144	5.94
DiamondRock Hospitality Co.	4,075	34,434	2.52
RLJ Lodging Trust	10,392	100,075	7.32
Service Properties Trust	18,393	94,540	6.92
Sunstone Hotel Investors, Inc.	11,034	115,416	8.44
Industrial REITs
Americold Realty Trust, Inc.	658	16,805	1.23
Office REITs
Vornado Realty Trust	2,833	74,480	5.45
Real estate management & development
Anywhere Real Estate, Inc.	23,397	77,444	5.67
CBRE Group, Inc.	1,794	159,863	11.69
Cushman & Wakefield PLC	15,884	165,194	12.08
Forestar Group, Inc.	7,743	247,699	18.12
Jones Lang LaSalle, Inc.	536	110,030	8.05
Kerry Properties Ltd.	110,500	192,160	14.06
Leopalace21 Corp.	7,000	22,363	1.64
Mobimo Holding AG	194	54,954	4.02
Newmark Group, Inc.	21,988	224,937	16.46
Raysum Co. Ltd.	4,600	98,353	7.19
RMR Group, Inc.	7,644	172,755	12.64
Savills PLC	1,520	21,405	1.57
Sirius Real Estate Ltd.	40,626	48,171	3.52
Tokyo Tatemono Co. Ltd.	6,400	100,998	7.39
UOL Group Ltd.	9,200	35,280	2.58
Residential REITs
Ingenia Communities Group	62,482	199,239	14.58
UNITE Group PLC	7,062	79,629	5.82
Retail REITs
Hammerson PLC	179,938	63,006	4.61
Mercialys SA	5,290	58,523	4.28
Shaftesbury Capital PLC	16,150	28,418	2.08
SITE Centers Corp.	2,782	40,339	2.95
Supermarket Income REIT PLC	117,330	107,530	7.86
Urban Edge Properties	7,436	137,343	10.05
Specialized REITs
Big Yellow Group PLC	10,147	150,587	11.02
Rayonier, Inc.	976	28,392	2.08
Safestore Holdings PLC	8,746	85,074	6.22
SBA Communications Corp.	72	14,133	1.03
VICI Properties, Inc.	4,234	121,262	8.87
Weyerhaeuser Co.	5,458	154,953	11.34
		3,516,928
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 21

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Utilities
Electric utilities
Chugoku Electric Power Co., Inc.	4,500	$29,550	2.16%
Edison International	923	66,281	4.85
Exelon Corp.	2,176	75,311	5.51
Genie Energy Ltd.	11,180	163,452	11.96
NRG Energy, Inc.	1,354	105,422	7.71
Otter Tail Corp.	427	37,401	2.74
PG&E Corp.	11,238	196,215	14.35
Xcel Energy, Inc.	2,403	128,344	9.39
Gas utilities
National Fuel Gas Co.	2,465	133,578	9.77
Rubis SCA	1,397	39,288	2.87
Independent power and renewable electricity producers
Drax Group PLC	32,938	204,937	14.99
Electric Power Development Co. Ltd.	12,500	195,048	14.27
Montauk Renewables, Inc.	38,311	218,373	15.97
Vistra Corp.	1,846	158,719	11.61
Multi-utilities
A2A SpA	31,084	61,901	4.53
AGL Energy Ltd.	14,641	105,777	7.74
Hera SpA	5,352	18,307	1.34
Iren SpA	39,645	82,326	6.02
Water utilities
American States Water Co.	2,561	185,852	13.60
Consolidated Water Co. Ltd.	3,524	93,527	6.84
		2,299,609

	Dividend yield

Preferred stocks
Industrials
Machinery
Jungheinrich AG	0.81%	2,534	$83,476	6.11%
Materials
Chemicals
Fuchs Petrolub SE	1.21	1,361	62,209	4.55
			145,685

Short positions
Common stocks
Communication services
Diversified telecommunication services
Anterix, Inc.	(9,547)	$(377,966)	(27.65)%
AST SpaceMobile, Inc.	(4,622)	(53,662)	(3.93)
Frontier Communications Parent, Inc.	(1,135)	(29,714)	(2.17)
Gamma Communications PLC	(2,083)	(37,127)	(2.72)
Iridium Communications, Inc.	(1,620)	(43,124)	(3.15)
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Communication services (continued)
Entertainment
DeNA Co. Ltd.	(13,600)	$(134,825)	(9.86)%
IMAX Corp.	(13,113)	(219,905)	(16.09)
Madison Square Garden Sports Corp.	(110)	(20,694)	(1.51)
Reservoir Media, Inc.	(19,096)	(150,859)	(11.04)
ROBLOX Corp.	(3,661)	(136,226)	(9.96)
Shochiku Co. Ltd.	(2,500)	(146,389)	(10.71)
Take-Two Interactive Software, Inc.	(921)	(143,206)	(10.48)
Walt Disney Co.	(390)	(38,723)	(2.83)
Interactive media & services
Grindr, Inc.	(5,642)	(69,058)	(5.05)
IAC, Inc.	(1,257)	(58,890)	(4.31)
Nextdoor Holdings, Inc.	(38,913)	(108,178)	(7.91)
QuinStreet, Inc.	(2,843)	(47,165)	(3.45)
Rightmove PLC	(3,463)	(23,508)	(1.72)
ZoomInfo Technologies, Inc.	(10,396)	(132,757)	(9.71)
Media
Cardlytics, Inc.	(8,124)	(66,698)	(4.88)
Gambling.com Group Ltd.	(4,913)	(40,385)	(2.96)
Hakuhodo DY Holdings, Inc.	(4,700)	(34,325)	(2.51)
ITV PLC	(44,919)	(45,710)	(3.34)
ProSiebenSat.1 Media SE	(12,018)	(85,139)	(6.23)
Slair, Inc.	(6,821)	(90,924)	(6.65)
Stroeer SE & Co. KGaA	(2,897)	(185,687)	(13.58)
YouGov PLC	(8,588)	(44,076)	(3.23)
Wireless telecommunication services
Airtel Africa PLC	(29,779)	(45,210)	(3.31)
(2,610,130)
Consumer discretionary
Automobile components
ARB Corp. Ltd.	(5,052)	(126,820)	(9.28)
Brembo NV	(10,309)	(113,209)	(8.28)
Dorman Products, Inc.	(1,946)	(178,020)	(13.02)
Fox Factory Holding Corp.	(4,445)	(214,205)	(15.67)
Gentex Corp.	(2,057)	(69,341)	(5.07)
LCI Industries	(476)	(49,209)	(3.60)
Luminar Technologies, Inc.	(17,405)	(25,933)	(1.90)
Musashi Seimitsu Industry Co. Ltd.	(4,600)	(53,837)	(3.94)
NOK Corp.	(4,400)	(58,511)	(4.28)
Nokian Renkaat Oyj	(8,010)	(65,967)	(4.83)
Patrick Industries, Inc.	(234)	(25,401)	(1.86)
Pirelli & C SpA	(6,205)	(36,948)	(2.70)
QuantumScape Corp.	(17,184)	(84,545)	(6.18)
Shoei Co. Ltd.	(15,900)	(193,698)	(14.17)
Standard Motor Products, Inc.	(1,967)	(54,545)	(3.99)
TS Tech Co. Ltd.	(2,600)	(30,793)	(2.25)
XPEL, Inc.	(533)	(18,953)	(1.39)
Automobiles
Aston Martin Lagonda Global Holdings PLC	(52,870)	(96,039)	(7.02)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 23

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Automobiles (continued)
Lucid Group, Inc.	(37,662)	$(98,298)	(7.19)%
Piaggio & C SpA	(64,634)	(192,154)	(14.06)
Tesla, Inc.	(100)	(19,788)	(1.45)
Broadline retail
Isetan Mitsukoshi Holdings Ltd.	(9,200)	(172,690)	(12.63)
J Front Retailing Co. Ltd.	(4,600)	(47,961)	(3.51)
Mercari, Inc.	(6,600)	(81,941)	(6.00)
Distributors
A-Mark Precious Metals, Inc.	(909)	(29,424)	(2.15)
Diversified consumer services
European Wax Center, Inc.	(4,730)	(46,969)	(3.44)
Mister Car Wash, Inc.	(6,517)	(46,401)	(3.39)
Hotels, restaurants & leisure
Bally’s Corp.	(3,967)	(47,485)	(3.47)
Basic-Fit NV	(5,890)	(126,915)	(9.29)
Carnival Corp.	(1,015)	(19,001)	(1.39)
Cava Group, Inc.	(605)	(56,114)	(4.11)
Choice Hotels International, Inc.	(897)	(106,743)	(7.81)
Churchill Downs, Inc.	(1,296)	(180,922)	(13.24)
Colowide Co. Ltd.	(4,300)	(53,479)	(3.91)
Cracker Barrel Old Country Store, Inc.	(1,124)	(47,388)	(3.47)
Create Restaurants Holdings, Inc.	(28,800)	(196,905)	(14.41)
Domino’s Pizza, Inc.	(31)	(16,006)	(1.17)
Fuji Kyuko Co. Ltd.	(10,500)	(208,186)	(15.23)
Greggs PLC	(3,914)	(137,150)	(10.03)
Krispy Kreme, Inc.	(9,608)	(103,382)	(7.56)
Kura Sushi USA, Inc.	(489)	(30,851)	(2.26)
Las Vegas Sands Corp.	(565)	(25,001)	(1.83)
Lottomatica Group SpA	(5,296)	(64,034)	(4.68)
McDonald’s Corp.	(358)	(91,233)	(6.67)
Planet Fitness, Inc. Class A	(883)	(64,980)	(4.75)
Royal Holdings Co. Ltd.	(9,100)	(143,833)	(10.52)
SSP Group PLC	(59,680)	(111,729)	(8.17)
Trainline PLC	(14,723)	(58,514)	(4.28)
Wendy’s Co.	(6,497)	(110,189)	(8.06)
Yum! Brands, Inc.	(792)	(104,908)	(7.68)
Household durables
Crest Nicholson Holdings PLC	(5,676)	(17,234)	(1.26)
Fujitsu General Ltd.	(4,100)	(53,184)	(3.89)
Garmin Ltd.	(899)	(146,465)	(10.71)
GoPro, Inc.	(68,319)	(97,013)	(7.10)
Installed Building Products, Inc.	(652)	(134,103)	(9.81)
iRobot Corp.	(6,268)	(57,101)	(4.18)
Legacy Housing Corp.	(8,406)	(192,834)	(14.11)
Newell Brands, Inc.	(6,624)	(42,460)	(3.11)
Nikon Corp.	(1,900)	(19,202)	(1.40)
NVR, Inc.	(2)	(15,177)	(1.11)
Skyline Champion Corp.	(1,479)	(100,202)	(7.33)
Sonos, Inc.	(3,913)	(57,756)	(4.23)
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Household durables (continued)
TopBuild Corp.	(48)	$(18,493)	(1.35)%
Whirlpool Corp.	(478)	(48,852)	(3.57)
Leisure products
AMMO, Inc.	(40,311)	(67,722)	(4.95)
Clarus Corp.	(9,786)	(65,860)	(4.82)
Hasbro, Inc.	(2,575)	(150,638)	(11.02)
MIPS AB	(3,800)	(148,788)	(10.89)
Sega Sammy Holdings, Inc.	(9,000)	(133,610)	(9.77)
Sturm Ruger & Co., Inc.	(376)	(15,660)	(1.15)
Technogym SpA	(5,481)	(56,468)	(4.13)
Specialty retail
ABC-Mart, Inc.	(7,000)	(122,910)	(8.99)
Beyond, Inc.	(13,482)	(176,345)	(12.90)
Bic Camera, Inc.	(14,100)	(134,348)	(9.83)
Camping World Holdings, Inc.	(3,956)	(70,654)	(5.17)
CarMax, Inc.	(647)	(47,451)	(3.47)
EDION Corp.	(1,800)	(18,180)	(1.33)
EVgo, Inc.	(26,888)	(65,876)	(4.82)
Floor & Decor Holdings, Inc. Class A	(169)	(16,800)	(1.23)
K’s Holdings Corp.	(2,000)	(18,802)	(1.38)
Lovisa Holdings Ltd.	(5,962)	(130,732)	(9.56)
Monro, Inc.	(3,920)	(93,531)	(6.84)
Revolve Group, Inc.	(4,486)	(71,372)	(5.22)
RH	(70)	(17,111)	(1.25)
Sanrio Co. Ltd.	(6,800)	(125,020)	(9.15)
Valvoline, Inc.	(1,044)	(45,101)	(3.30)
WH Smith PLC	(12,669)	(181,288)	(13.26)
Textiles, apparel & luxury goods
Birkenstock Holding PLC	(2,873)	(156,320)	(11.44)
Brunello Cucinelli SpA	(2,048)	(205,074)	(15.00)
Carter’s, Inc.	(351)	(21,752)	(1.59)
Descente Ltd.	(4,500)	(94,397)	(6.91)
Dr Martens PLC	(48,238)	(45,550)	(3.33)
Figs, Inc.	(20,398)	(108,721)	(7.95)
Movado Group, Inc.	(673)	(16,731)	(1.22)
NIKE, Inc.	(1,430)	(107,779)	(7.88)
Salvatore Ferragamo SpA	(20,834)	(176,378)	(12.90)
Seiko Group Corp.	(2,200)	(67,207)	(4.92)
Wacoal Holdings Corp.	(4,400)	(122,956)	(9.00)
(8,433,756)
Consumer staples
Beverages
Brown-Forman Corp.	(2,219)	(95,839)	(7.01)
Constellation Brands, Inc.	(146)	(37,563)	(2.75)
Fevertree Drinks PLC	(11,272)	(154,458)	(11.30)
Sapporo Holdings Ltd.	(2,100)	(73,628)	(5.39)
Consumer staples distribution & retail
Ain Holdings, Inc.	(4,600)	(171,203)	(12.53)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 25

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Consumer staples (continued)
Consumer staples distribution & retail (continued)
Axfood AB	(1,313)	$(34,488)	(2.52)%
Chefs’ Warehouse, Inc.	(1,282)	(50,139)	(3.67)
H2O Retailing Corp.	(4,600)	(68,104)	(4.98)
Maplebear, Inc.	(1,080)	(34,711)	(2.54)
Redcare Pharmacy NV	(700)	(85,462)	(6.25)
Walgreens Boots Alliance, Inc.	(1,454)	(17,586)	(1.29)
Food products
Alico, Inc.	(550)	(14,251)	(1.04)
Ariake Japan Co. Ltd.	(6,300)	(204,792)	(14.98)
B&G Foods, Inc.	(5,199)	(42,008)	(3.07)
Calavo Growers, Inc.	(3,748)	(85,080)	(6.22)
Calbee, Inc.	(6,900)	(132,476)	(9.69)
Campbell Soup Co.	(896)	(40,490)	(2.96)
General Mills, Inc.	(1,455)	(92,043)	(6.73)
Glanbia PLC	(2,856)	(55,667)	(4.07)
Hershey Co.	(724)	(133,093)	(9.74)
J M Smucker Co.	(879)	(95,846)	(7.01)
Kagome Co. Ltd.	(8,800)	(178,746)	(13.08)
Kraft Heinz Co.	(5,133)	(165,385)	(12.10)
Leroy Seafood Group ASA	(20,914)	(84,737)	(6.20)
Limoneira Co.	(10,749)	(223,687)	(16.36)
McCormick & Co., Inc.	(736)	(52,212)	(3.82)
Mission Produce, Inc.	(16,800)	(165,984)	(12.14)
Morinaga & Co. Ltd.	(2,500)	(38,675)	(2.83)
Sakata Seed Corp.	(4,200)	(89,931)	(6.58)
Tate & Lyle PLC	(16,035)	(121,214)	(8.87)
Viscofan SA	(2,095)	(137,984)	(10.10)
Westrock Co.ffee Co.	(8,309)	(85,001)	(6.22)
Household products
Earth Corp.	(4,500)	(135,092)	(9.88)
Lion Corp.	(7,100)	(55,338)	(4.05)
Pigeon Corp.	(4,400)	(39,778)	(2.91)
WD-40 Co.	(154)	(33,825)	(2.47)
Personal care products
euglena Co. Ltd.	(26,300)	(88,435)	(6.47)
Pola Orbis Holdings, Inc.	(2,500)	(20,317)	(1.49)
Tobacco
Ispire Technology, Inc.	(4,977)	(39,816)	(2.91)
(3,475,084)
Energy
Energy equipment & services
Atlas Energy Solutions, Inc.	(2,263)	(45,101)	(3.30)
Borr Drilling Ltd.	(23,466)	(150,989)	(11.05)
Bristow Group, Inc.	(1,611)	(54,017)	(3.95)
Expro Group Holdings NV	(1,613)	(36,970)	(2.71)
Noble Corp. PLC	(1,483)	(66,216)	(4.84)
Ranger Energy Services, Inc.	(2,966)	(31,202)	(2.28)
Schlumberger NV	(673)	(31,752)	(2.32)
The accompanying notes are an integral part of these consolidated financial statements.
26 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Energy (continued)
Energy equipment & services (continued)
SEACOR Marine Holdings, Inc.	(7,969)	$(107,502)	(7.87)%
Seadrill Ltd.	(2,400)	(122,619)	(8.97)
Subsea 7 SA	(1,925)	(36,203)	(2.65)
Oil, gas & consumable fuels
Beach Energy Ltd.	(94,240)	(93,673)	(6.85)
Boss Energy Ltd.	(11,964)	(32,962)	(2.41)
Clean Energy Fuels Corp.	(26,292)	(70,200)	(5.14)
Coterra Energy, Inc.	(4,803)	(128,096)	(9.37)
Deep Yellow Ltd.	(154,400)	(138,020)	(10.10)
DNO ASA	(134,129)	(139,945)	(10.24)
Encore Energy Corp.	(6,951)	(27,387)	(2.00)
Energy Fuels, Inc.	(14,454)	(87,591)	(6.41)
EOG Resources, Inc.	(635)	(79,928)	(5.85)
Evolution Petroleum Corp.	(42,338)	(223,121)	(16.32)
Gaztransport Et Technigaz SA	(219)	(28,590)	(2.09)
Golar LNG Ltd.	(12,175)	(381,686)	(27.92)
Granite Ridge Resources, Inc.	(6,815)	(43,139)	(3.16)
HighPeak Energy, Inc.	(4,119)	(57,913)	(4.24)
Koninklijke Vopak NV	(5,144)	(213,528)	(15.62)
Magnolia Oil & Gas Corp.	(5,126)	(129,893)	(9.50)
New Fortress Energy, Inc.	(918)	(20,178)	(1.48)
NextDecade Corp.	(16,135)	(128,112)	(9.37)
Peabody Energy Corp.	(3,239)	(71,647)	(5.24)
Range Resources Corp.	(5,072)	(170,064)	(12.44)
Sitio Royalties Corp.	(1,066)	(25,168)	(1.84)
Texas Pacific Land Corp.	(55)	(40,385)	(2.95)
United Energy Group Ltd.	(686,000)	(26,793)	(1.96)
Uranium Energy Corp.	(6,598)	(39,654)	(2.90)
Verbio SE	(4,053)	(75,699)	(5.54)
Vitesse Energy, Inc.	(3,285)	(77,855)	(5.70)
W&T Offshore, Inc.	(35,093)	(75,099)	(5.49)
Williams Cos., Inc.	(1,956)	(83,130)	(6.08)
(3,392,027)
Financials
Banks
Ames National Corp.	(2,120)	(43,439)	(3.18)
Arrow Financial Corp.	(2,262)	(58,925)	(4.31)
Associated Banc-Corp.	(4,660)	(98,559)	(7.21)
Atlantic Union Bankshares Corp.	(1,168)	(38,369)	(2.81)
Bank First Corp.	(346)	(28,576)	(2.09)
Bank of America Corp.	(869)	(34,560)	(2.53)
Bank of Hawaii Corp.	(788)	(45,081)	(3.30)
Bank of Marin Bancorp.	(2,019)	(32,688)	(2.39)
Bankinter SA	(24,605)	(200,951)	(14.70)
Berkshire Hills Bancorp, Inc.	(1,502)	(34,246)	(2.51)
Blue Foundry Bancorp.	(5,094)	(46,203)	(3.38)
Cadence Bank	(508)	(14,366)	(1.05)
Camden National Corp.	(4,443)	(146,619)	(10.73)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 27

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Financials (continued)
Banks (continued)
Capitol Federal Financial, Inc.	(20,996)	$(115,268)	(8.43)%
City Holding Co.	(1,475)	(156,719)	(11.46)
Columbia Financial, Inc.	(3,895)	(58,308)	(4.27)
Commerce Bancshares, Inc.	(1,678)	(93,599)	(6.85)
Community Financial System, Inc.	(3,011)	(142,149)	(10.40)
Enterprise Bancorp, Inc.	(4,287)	(106,661)	(7.80)
Equity Bancshares, Inc.	(3,495)	(123,024)	(9.00)
Evans Bancorp, Inc.	(2,202)	(61,898)	(4.53)
First Bancorp.	(2,260)	(72,139)	(5.28)
First Bancshares, Inc.	(1,244)	(32,319)	(2.36)
First Community Bankshares, Inc.	(5,352)	(197,168)	(14.42)
First Community Corp.	(1,236)	(21,321)	(1.56)
First Financial Bankshares, Inc.	(7,494)	(221,298)	(16.19)
First Foundation, Inc.	(5,858)	(38,370)	(2.81)
First Hawaiian, Inc.	(2,815)	(58,439)	(4.28)
First Mid Bancshares, Inc.	(1,087)	(35,741)	(2.61)
First of Long Island Corp.	(4,225)	(42,334)	(3.10)
First Western Financial, Inc.	(1,114)	(18,938)	(1.39)
German American Bancorp, Inc.	(4,479)	(158,333)	(11.58)
Glacier Bancorp, Inc.	(1,838)	(68,594)	(5.02)
Great Southern Bancorp, Inc.	(1,111)	(61,783)	(4.52)
Heritage Financial Corp.	(1,115)	(20,103)	(1.47)
Hingham Institution For Savings	(116)	(20,750)	(1.52)
John Marshall Bancorp, Inc.	(1,480)	(25,811)	(1.89)
Lakeland Financial Corp.	(3,138)	(193,050)	(14.12)
LCNB Corp.	(1,502)	(20,893)	(1.53)
National Bankshares, Inc.	(2,074)	(58,653)	(4.29)
NBT Bancorp, Inc.	(4,876)	(188,214)	(13.77)
Nicolet Bankshares, Inc.	(1,851)	(153,707)	(11.24)
Pacific Premier Bancorp, Inc.	(3,582)	(82,278)	(6.02)
Park National Corp.	(2,375)	(338,057)	(24.73)
Penns Woods Bancorp, Inc.	(5,130)	(105,421)	(7.71)
PNC Financial Services Group, Inc.	(521)	(81,005)	(5.93)
Prosperity Bancshares, Inc.	(3,001)	(183,481)	(13.42)
Ringkjoebing Landbobank AS	(772)	(129,260)	(9.46)
SBI Sumishin Net Bank Ltd.	(7,000)	(132,917)	(9.72)
Seacoast Banking Corp. of Florida	(725)	(17,139)	(1.25)
Southside Bancshares, Inc.	(2,694)	(74,381)	(5.44)
Stock Yards Bancorp, Inc.	(2,227)	(110,615)	(8.09)
Sydbank AS	(466)	(24,692)	(1.81)
TFS Financial Corp.	(15,801)	(199,409)	(14.59)
Triumph Financial, Inc.	(2,158)	(176,416)	(12.91)
Truist Financial Corp.	(482)	(18,726)	(1.37)
United Bankshares, Inc.	(1,567)	(50,833)	(3.72)
Capital markets
AJ Bell PLC	(27,309)	(131,008)	(9.58)
Allfunds Group PLC	(9,955)	(55,865)	(4.09)
Ares Management Corp.	(179)	(23,857)	(1.74)
Avanza Bank Holding AB	(5,849)	(142,100)	(10.40)
The accompanying notes are an integral part of these consolidated financial statements.
28 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Financials (continued)
Capital markets (continued)
Banca Generali SpA	(4,359)	$(174,874)	(12.79)%
Carlyle Group, Inc.	(1,193)	(47,899)	(3.50)
FactSet Research Systems, Inc.	(70)	(28,579)	(2.09)
flatexDEGIRO AG	(2,241)	(31,800)	(2.33)
Flow Traders Ltd.	(6,536)	(129,355)	(9.46)
Houlihan Lokey, Inc.	(391)	(52,730)	(3.86)
HUB24 Ltd.	(4,838)	(150,237)	(10.99)
IG Group Holdings PLC	(5,289)	(54,757)	(4.01)
Interactive Brokers Group, Inc.	(372)	(45,607)	(3.34)
Liontrust Asset Management PLC	(9,956)	(86,210)	(6.31)
M&A Capital Partners Co. Ltd.	(9,100)	(124,150)	(9.08)
Matsui Securities Co. Ltd.	(39,700)	(207,272)	(15.16)
Nihon M&A Center Holdings, Inc.	(11,100)	(57,359)	(4.20)
Nordnet AB publ	(6,340)	(132,435)	(9.69)
Open Lending Corp.	(17,399)	(97,086)	(7.10)
PJT Partners, Inc. Class A	(304)	(32,805)	(2.40)
Consumer finance
Acom Co. Ltd.	(51,000)	(129,648)	(9.49)
American Express Co.	(179)	(41,447)	(3.03)
Cembra Money Bank AG	(2,472)	(211,033)	(15.44)
Marui Group Co. Ltd.	(13,900)	(196,029)	(14.34)
Nelnet, Inc.	(1,433)	(144,532)	(10.57)
Upstart Holdings, Inc.	(1,903)	(44,892)	(3.28)
Financial services
Affirm Holdings, Inc.	(3,253)	(98,273)	(7.19)
Alerus Financial Corp.	(2,631)	(51,594)	(3.77)
Cannae Holdings, Inc.	(799)	(14,494)	(1.06)
Essent Group Ltd.	(3,705)	(208,184)	(15.23)
Fidelity National Information Services, Inc.	(1,635)	(123,214)	(9.01)
Flywire Corp.	(8,451)	(138,512)	(10.13)
GMO Financial Gate, Inc.	(2,300)	(95,208)	(6.97)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(728)	(21,549)	(1.58)
Kinnevik AB	(10,647)	(23,104)	(1.69)
Kinnevik AB Class B	(12,030)	(98,689)	(7.22)
Marqeta, Inc. Class A	(12,623)	(69,174)	(5.06)
MGIC Investment Corp.	(1,797)	(38,725)	(2.83)
Pagseguro Digital Ltd.	(2,816)	(32,919)	(2.41)
Radian Group, Inc.	(6,647)	(206,722)	(15.12)
Remitly Global, Inc.	(10,307)	(124,921)	(9.14)
Visa, Inc.	(498)	(130,710)	(9.56)
Wendel SE	(2,166)	(191,605)	(14.02)
Zenkoku Hosho Co. Ltd.	(2,500)	(92,082)	(6.74)
Insurance
Aflac, Inc.	(1,604)	(143,253)	(10.48)
American International Group, Inc.	(696)	(51,671)	(3.78)
Arthur J Gallagher & Co.	(171)	(44,342)	(3.24)
AUB Group Ltd.	(928)	(19,618)	(1.44)
Chubb Ltd.	(133)	(33,926)	(2.48)
CNA Financial Corp.	(2,243)	(103,335)	(7.56)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 29

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Financials (continued)
Insurance (continued)
F&G Annuities & Life, Inc.	(3,834)	$(145,884)	(10.67)%
Goosehead Insurance, Inc.	(773)	(44,401)	(3.25)
Hiscox Ltd.	(3,843)	(55,866)	(4.09)
Kingsway Financial Services, Inc.	(2,488)	(20,501)	(1.50)
Kinsale Capital Group, Inc.	(48)	(18,493)	(1.35)
Lemonade, Inc.	(3,821)	(63,047)	(4.61)
Mandatum Oyj	(7,549)	(33,778)	(2.47)
MBIA, Inc.	(18,511)	(101,625)	(7.44)
Nib Holdings Ltd.	(26,402)	(129,454)	(9.47)
RLI Corp.	(129)	(18,149)	(1.33)
Steadfast Group Ltd.	(33,978)	(140,080)	(10.25)
Storebrand ASA	(9,618)	(98,189)	(7.18)
Mortgage real estate investment trusts (REITs)
AGNC Investment Corp.	(8,297)	(79,153)	(5.79)
Annaly Capital Management, Inc.	(2,840)	(54,130)	(3.96)
Dynex Capital, Inc.	(3,073)	(36,692)	(2.69)
Invesco Mortgage Capital, Inc.	(9,210)	(86,298)	(6.31)
Orchid Island Capital, Inc.	(5,935)	(49,498)	(3.62)
(11,017,424)
Health care
Biotechnology
Acrivon Therapeutics, Inc.	(4,895)	(28,391)	(2.08)
Aldeyra Therapeutics, Inc.	(6,653)	(22,021)	(1.61)
Altimmune, Inc.	(5,074)	(33,742)	(2.47)
ALX Oncology Holdings, Inc.	(4,151)	(25,031)	(1.83)
BioMarin Pharmaceutical, Inc.	(201)	(16,548)	(1.21)
Biomea Fusion, Inc.	(3,359)	(15,116)	(1.11)
Cargo Therapeutics, Inc.	(1,918)	(31,494)	(2.30)
Cerevel Therapeutics Holdings, Inc.	(671)	(27,437)	(2.01)
CG oncology, Inc.	(1,034)	(32,643)	(2.39)
Cullinan Therapeutics, Inc.	(1,211)	(21,120)	(1.54)
Cytokinetics, Inc.	(750)	(40,635)	(2.97)
Humacyte, Inc.	(5,312)	(25,498)	(1.86)
IGM Biosciences, Inc.	(4,541)	(31,197)	(2.28)
Inozyme Pharma, Inc.	(7,704)	(34,360)	(2.51)
Ionis Pharmaceuticals, Inc.	(955)	(45,515)	(3.33)
LENZ Therapeutics, Inc.	(1,859)	(32,142)	(2.35)
Lexeo Therapeutics, Inc.	(2,100)	(33,684)	(2.46)
Lexicon Pharmaceuticals, Inc.	(18,127)	(30,453)	(2.23)
Moderna, Inc.	(462)	(54,863)	(4.01)
Monte Rosa Therapeutics, Inc.	(6,637)	(24,822)	(1.82)
Mural Oncology PLC	(11,144)	(34,992)	(2.56)
Natera, Inc.	(184)	(19,925)	(1.46)
Olema Pharmaceuticals, Inc.	(2,144)	(23,198)	(1.70)
ORIC Pharmaceuticals, Inc.	(4,213)	(29,786)	(2.18)
PepGen, Inc.	(2,019)	(32,223)	(2.36)
Sana Biotechnology, Inc.	(4,846)	(26,459)	(1.94)
Sarepta Therapeutics, Inc.	(161)	(25,438)	(1.86)
The accompanying notes are an integral part of these consolidated financial statements.
30 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Health care (continued)
Biotechnology (continued)
Summit Therapeutics, Inc.	(4,865)	$(37,947)	(2.78)%
Vera Therapeutics, Inc.	(915)	(33,105)	(2.42)
Health care equipment & supplies
Abbott Laboratories	(529)	(54,968)	(4.02)
Ambu AS	(1,228)	(23,629)	(1.73)
AtriCure, Inc.	(2,922)	(66,534)	(4.87)
ClearPoint Neuro, Inc.	(2,735)	(14,742)	(1.08)
Edwards Lifesciences Corp.	(602)	(55,607)	(4.07)
Glaukos Corp.	(1,033)	(122,256)	(8.94)
Inari Medical, Inc.	(1,919)	(92,400)	(6.76)
Inspire Medical Systems, Inc.	(122)	(16,327)	(1.19)
iRhythm Technologies, Inc.	(780)	(83,959)	(6.14)
Mani, Inc.	(16,200)	(199,869)	(14.62)
Masimo Corp.	(611)	(76,949)	(5.63)
Medtronic PLC	(813)	(63,991)	(4.68)
Neogen Corp.	(8,971)	(140,217)	(10.26)
Nevro Corp.	(8,792)	(74,029)	(5.41)
Nihon Kohden Corp.	(4,800)	(69,334)	(5.07)
OrthoPediatrics Corp.	(2,466)	(70,922)	(5.19)
Outset Medical, Inc.	(9,850)	(37,923)	(2.77)
PolyNovo Ltd.	(82,725)	(135,205)	(9.89)
Pulmonx Corp.	(4,287)	(27,180)	(1.99)
Sight Sciences, Inc.	(4,407)	(29,395)	(2.15)
Silk Road Medical, Inc.	(2,550)	(68,952)	(5.04)
STAAR Surgical Co.	(947)	(45,087)	(3.30)
STERIS PLC	(364)	(79,913)	(5.85)
Ypsomed Holding AG	(143)	(64,302)	(4.70)
Health care providers & services
Accolade, Inc.	(5,766)	(20,642)	(1.51)
Amvis Holdings, Inc.	(4,400)	(62,873)	(4.60)
AS ONE Corp.	(6,800)	(121,173)	(8.86)
BrightSpring Health Services, Inc.	(1,716)	(19,494)	(1.43)
Castle Biosciences, Inc.	(804)	(17,503)	(1.28)
Chemed Corp.	(175)	(94,952)	(6.95)
Guardant Health, Inc.	(1,968)	(56,836)	(4.16)
Healius Ltd.	(102,452)	(102,519)	(7.50)
Joint Corp.	(2,524)	(35,487)	(2.60)
LifeStance Health Group, Inc.	(14,541)	(71,396)	(5.22)
Nano-X Imaging Ltd.	(20,974)	(153,949)	(11.26)
National HealthCare Corp.	(239)	(25,908)	(1.90)
National Research Corp.	(2,010)	(46,130)	(3.37)
Performant Financial Corp.	(17,767)	(51,524)	(3.77)
Premier, Inc.	(1,151)	(21,489)	(1.57)
UnitedHealth Group, Inc.	(39)	(19,861)	(1.45)
Health care technology
Certara, Inc.	(7,460)	(103,321)	(7.56)
JMDC, Inc.	(2,200)	(45,411)	(3.32)
OptimizeRx Corp.	(5,828)	(58,280)	(4.26)
Schrodinger, Inc.	(1,900)	(36,746)	(2.69)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 31

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Health care (continued)
Health care technology (continued)
Sectra AB	(3,251)	$(74,289)	(5.44)%
Simulations Plus, Inc.	(3,767)	(183,152)	(13.40)
Life sciences tools & services
Agilent Technologies, Inc.	(133)	(17,241)	(1.26)
Bio-Techne Corp.	(622)	(44,566)	(3.26)
Danaher Corp.	(365)	(91,195)	(6.67)
Gerresheimer AG	(146)	(15,683)	(1.15)
Oxford Nanopore Technologies PLC	(110,210)	(131,515)	(9.62)
Revvity, Inc.	(1,019)	(106,852)	(7.82)
Schott Pharma AG & Co. KGaA	(3,300)	(108,144)	(7.91)
Pharmaceuticals
Cassava Sciences, Inc.	(1,565)	(19,328)	(1.41)
Citius Pharmaceuticals, Inc.	(43,177)	(25,202)	(1.84)
Edgewise Therapeutics, Inc.	(1,556)	(28,024)	(2.05)
Longboard Pharmaceuticals, Inc.	(1,680)	(45,410)	(3.32)
Neumora Therapeutics, Inc.	(2,681)	(26,354)	(1.93)
Nuvation Bio, Inc.	(10,517)	(30,710)	(2.25)
Phathom Pharmaceuticals, Inc.	(3,590)	(36,977)	(2.71)
Terns Pharmaceuticals, Inc.	(5,821)	(39,641)	(2.90)
Third Harmonic Bio, Inc.	(2,752)	(35,776)	(2.62)
Ventyx Biosciences, Inc.	(7,354)	(16,988)	(1.24)
(4,826,016)
Industrials
Aerospace & defense
AeroVironment, Inc.	(665)	(121,136)	(8.86)
Archer Aviation, Inc.	(31,890)	(112,253)	(8.21)
Chemring Group PLC	(21,570)	(101,568)	(7.43)
HEICO Corp.	(564)	(126,116)	(9.23)
Hensoldt AG	(3,753)	(138,022)	(10.10)
Mercury Systems, Inc.	(522)	(14,089)	(1.03)
Raytheon Technologies Corp.	(879)	(88,243)	(6.45)
Rocket Lab USA, Inc.	(39,518)	(189,686)	(13.88)
Air freight & logistics
Forward Air Corp.	(9,813)	(186,839)	(13.67)
InPost SA	(3,803)	(67,039)	(4.90)
Building products
AAON, Inc.	(4,096)	(357,335)	(26.14)
Belimo Holding AG	(434)	(217,664)	(15.92)
CSW Industrials, Inc.	(336)	(89,144)	(6.52)
Hayward Holdings, Inc.	(14,261)	(175,411)	(12.83)
Simpson Manufacturing Co., Inc.	(191)	(32,189)	(2.36)
Zurn Elkay Water Solutions Corp.	(10,303)	(302,908)	(22.16)
Commercial services & supplies
ACV Auctions, Inc.	(2,100)	(38,325)	(2.80)
Befesa SA	(1,233)	(41,014)	(3.00)
Casella Waste Systems, Inc. Class A	(3,285)	(325,938)	(23.84)
Elis SA	(2,960)	(64,098)	(4.69)
GEO Group, Inc.	(2,635)	(37,839)	(2.77)
The accompanying notes are an integral part of these consolidated financial statements.
32 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Industrials (continued)
Commercial services & supplies (continued)
Healthcare Services Group, Inc.	(3,279)	$(34,692)	(2.54)%
Japan Elevator Service Holdings Co. Ltd.	(11,500)	(184,769)	(13.52)
LanzaTech Global, Inc.	(35,628)	(65,912)	(4.82)
Liquidity Services, Inc.	(6,544)	(130,749)	(9.56)
Montrose Environmental Group, Inc.	(2,151)	(95,848)	(7.01)
Nippon Parking Development Co. Ltd.	(105,200)	(136,003)	(9.95)
Pilot Corp.	(4,600)	(122,455)	(8.96)
Republic Services, Inc.	(154)	(29,928)	(2.19)
Sohgo Security Services Co. Ltd.	(7,000)	(40,880)	(2.99)
SPIE SA	(954)	(34,513)	(2.52)
Veralto Corp.	(528)	(50,408)	(3.69)
VSE Corp.	(297)	(26,219)	(1.92)
Construction & engineering
Ackermans & van Haaren NV	(753)	(130,238)	(9.53)
EXEO Group, Inc.	(10,500)	(104,386)	(7.64)
Johns Lyng Group Ltd.	(17,847)	(67,863)	(4.96)
Kinden Corp.	(4,600)	(91,577)	(6.70)
Sacyr SA	(10,207)	(36,007)	(2.63)
SHO-BOND Holdings Co. Ltd.	(4,700)	(168,293)	(12.31)
Sweco AB	(9,570)	(131,284)	(9.60)
Electrical equipment
Enovix Corp.	(12,151)	(187,854)	(13.74)
Generac Holdings, Inc.	(183)	(24,196)	(1.77)
Hexatronic Group AB	(11,159)	(53,589)	(3.92)
Idec Corp.	(9,100)	(167,023)	(12.22)
NEL ASA	(166,049)	(87,122)	(6.37)
Nexans SA	(487)	(53,668)	(3.93)
NuScale Power Corp.	(1,667)	(19,487)	(1.43)
Regal Rexnord Corp.	(117)	(15,821)	(1.16)
TKH Group NV	(640)	(27,910)	(2.04)
Toyo Tanso Co. Ltd.	(2,300)	(96,209)	(7.04)
Ushio, Inc.	(4,600)	(59,812)	(4.38)
Ground transportation
Keio Corp.	(8,600)	(199,539)	(14.60)
Kyushu Railway Co.	(1,800)	(38,989)	(2.85)
Marten Transport Ltd.	(5,650)	(104,243)	(7.63)
Old Dominion Freight Line, Inc.	(410)	(72,406)	(5.30)
Schneider National, Inc. Class B	(1,375)	(33,220)	(2.43)
Sixt SE	(744)	(52,787)	(3.86)
Sotetsu Holdings, Inc.	(4,300)	(65,145)	(4.77)
U-Haul Holding Co.	(1,823)	(109,416)	(8.00)
U-Haul Holding Co. New York Stock Exchange	(517)	(31,914)	(2.33)
Werner Enterprises, Inc.	(5,885)	(210,860)	(15.42)
XPO, Inc.	(353)	(37,471)	(2.74)
Industrial conglomerates
Keihan Holdings Co. Ltd.	(6,700)	(119,850)	(8.77)
Nisshinbo Holdings, Inc.	(3,700)	(24,710)	(1.81)
Machinery
3D Systems Corp.	(6,567)	(20,161)	(1.47)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 33

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Industrials (continued)
Machinery (continued)
Aalberts NV	(2,410)	$(97,871)	(7.16)%
Atmus Filtration Technologies, Inc.	(2,198)	(63,258)	(4.63)
Caterpillar, Inc.	(301)	(100,263)	(7.33)
CKD Corp.	(2,300)	(45,460)	(3.33)
Daetwyler Holding AG	(430)	(80,788)	(5.91)
Douglas Dynamics, Inc.	(2,419)	(56,605)	(4.14)
Dover Corp.	(108)	(19,489)	(1.43)
Fortive Corp.	(384)	(28,454)	(2.08)
Fujitec Co. Ltd.	(4,800)	(128,167)	(9.38)
Harmonic Drive Systems, Inc.	(7,000)	(197,961)	(14.48)
Helios Technologies, Inc.	(635)	(30,321)	(2.22)
IMI PLC	(1,636)	(36,481)	(2.67)
Ingersoll Rand, Inc.	(257)	(23,346)	(1.71)
Interpump Group SpA	(4,412)	(195,994)	(14.34)
Interroll Holding AG	(61)	(179,921)	(13.16)
Japan Steel Works Ltd.	(2,400)	(63,890)	(4.67)
Kadant, Inc.	(79)	(23,209)	(1.70)
Kurita Water Industries Ltd.	(2,300)	(97,481)	(7.13)
Lindsay Corp.	(1,354)	(166,379)	(12.17)
Luxfer Holdings PLC	(2,148)	(24,895)	(1.82)
Nabtesco Corp.	(4,500)	(76,301)	(5.58)
Nordson Corp.	(902)	(209,210)	(15.30)
Omega Flex, Inc.	(1,552)	(79,587)	(5.82)
Rotork PLC	(29,693)	(126,417)	(9.25)
SFS Group AG	(251)	(33,357)	(2.44)
Shyft Group , Inc.	(12,502)	(148,274)	(10.85)
SPX Technologies, Inc.	(1,520)	(216,053)	(15.80)
Stanley Black & Decker, Inc.	(536)	(42,821)	(3.13)
TOMRA Systems ASA	(7,499)	(89,479)	(6.55)
Toro Co.	(1,299)	(121,469)	(8.89)
Weir Group PLC	(4,513)	(113,185)	(8.28)
Xylem, Inc.	(811)	(109,996)	(8.05)
Marine transportation
DS Norden AS	(865)	(37,661)	(2.76)
Himalaya Shipping Ltd.	(4,600)	(42,136)	(3.08)
MPC Container Ships ASA	(12,202)	(25,725)	(1.88)
Pacific Basin Shipping Ltd.	(122,000)	(38,432)	(2.81)
Safe Bulkers, Inc.	(8,759)	(50,978)	(3.73)
Passenger airlines
Air France-KLM	(10,861)	(95,705)	(7.00)
American Airlines Group, Inc.	(3,500)	(39,655)	(2.90)
Southwest Airlines Co.	(1,039)	(29,726)	(2.18)
Professional services
ALS Ltd.	(14,340)	(134,023)	(9.81)
BlackSky Technology, Inc.	(13,561)	(14,510)	(1.06)
Broadridge Financial Solutions, Inc.	(70)	(13,790)	(1.01)
Clarivate PLC	(13,126)	(74,687)	(5.46)
Dayforce, Inc.	(1,465)	(72,664)	(5.32)
en Japan, Inc.	(4,600)	(74,823)	(5.47)
The accompanying notes are an integral part of these consolidated financial statements.
34 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Industrials (continued)
Professional services (continued)
Equifax, Inc.	(224)	$(54,311)	(3.97)%
Exponent, Inc.	(535)	(50,889)	(3.72)
Hays PLC	(69,967)	(83,581)	(6.12)
ICF International, Inc.	(212)	(31,473)	(2.30)
Infomart Corp.	(38,100)	(73,174)	(5.35)
Innodata, Inc.	(1,685)	(24,989)	(1.83)
Insource Co. Ltd.	(6,700)	(37,104)	(2.71)
IPH Ltd.	(7,130)	(29,823)	(2.18)
Kforce, Inc.	(996)	(61,881)	(4.53)
Pagegroup PLC	(16,911)	(90,939)	(6.65)
Paychex, Inc.	(122)	(14,464)	(1.06)
Paylocity Holding Corp.	(467)	(61,574)	(4.51)
Planet Labs PBC	(22,345)	(41,562)	(3.04)
TransUnion	(352)	(26,104)	(1.91)
Trading companies & distributors
AddTech AB	(7,702)	(191,405)	(14.00)
Air Lease Corp.	(2,602)	(123,673)	(9.05)
Custom Truck One Source, Inc.	(4,493)	(19,545)	(1.43)
Diploma PLC	(2,639)	(138,376)	(10.12)
Distribution Solutions Group, Inc.	(2,871)	(86,130)	(6.30)
Fastenal Co.	(624)	(39,212)	(2.87)
GATX Corp.	(320)	(42,355)	(3.10)
Howden Joinery Group PLC	(12,066)	(133,994)	(9.80)
Nagase & Co. Ltd.	(4,100)	(80,247)	(5.87)
RS Group PLC	(9,081)	(80,470)	(5.89)
Transcat, Inc.	(1,210)	(144,813)	(10.59)
Xometry, Inc.	(8,321)	(96,191)	(7.04)
(12,051,458)
Information technology
Communications equipment
ADTRAN Holdings, Inc.	(15,961)	(83,955)	(6.14)
Calix, Inc.	(2,473)	(87,618)	(6.41)
Ciena Corp.	(2,201)	(106,044)	(7.76)
Cisco Systems, Inc.	(291)	(13,825)	(1.01)
Harmonic, Inc.	(3,828)	(45,056)	(3.30)
KVH Industries, Inc.	(2,981)	(13,862)	(1.01)
Lumentum Holdings, Inc.	(3,758)	(191,357)	(14.00)
NETGEAR, Inc.	(15,535)	(237,686)	(17.39)
NetScout Systems, Inc.	(4,283)	(78,336)	(5.73)
Ubiquiti, Inc.	(944)	(137,503)	(10.06)
Electronic equipment, instruments & components
Amano Corp.	(600)	(15,491)	(1.13)
Citizen Watch Co. Ltd.	(10,200)	(68,152)	(4.99)
Cognex Corp.	(3,942)	(184,328)	(13.49)
Comet Holding AG	(218)	(87,836)	(6.43)
Corning, Inc.	(4,440)	(172,494)	(12.62)
Evolv Technologies Holdings, Inc.	(49,541)	(126,330)	(9.24)
IPG Photonics Corp.	(268)	(22,617)	(1.65)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 35

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Information technology (continued)
Electronic equipment, instruments & components (continued)
Koa Corp.	(9,500)	$(91,286)	(6.68)%
Lightwave Logic, Inc.	(28,291)	(84,590)	(6.19)
Littelfuse, Inc.	(211)	(53,929)	(3.95)
MicroVision, Inc.	(19,712)	(20,895)	(1.53)
nLight, Inc.	(7,103)	(77,636)	(5.68)
Oxford Instruments PLC	(6,174)	(192,772)	(14.10)
Renishaw PLC	(4,077)	(190,688)	(13.95)
Riken Keiki Co. Ltd.	(2,300)	(60,327)	(4.41)
Spectris PLC	(2,619)	(92,037)	(6.73)
Taiyo Yuden Co. Ltd.	(4,500)	(114,283)	(8.36)
Topcon Corp.	(18,800)	(209,921)	(15.36)
Vuzix Corp.	(11,417)	(15,413)	(1.13)
Zebra Technologies Corp.	(221)	(68,274)	(4.99)
IT services
Akamai Technologies, Inc.	(194)	(17,475)	(1.28)
Applied Digital Corp.	(14,778)	(87,929)	(6.43)
Globant SA	(157)	(27,987)	(2.05)
International Business Machines Corp.	(173)	(29,920)	(2.19)
Megaport Ltd.	(2,495)	(18,675)	(1.37)
MongoDB, Inc.	(536)	(133,979)	(9.80)
NEXTDC Ltd.	(9,058)	(106,531)	(7.79)
Reply SpA	(741)	(109,354)	(8.00)
Snowflake, Inc. Class A	(152)	(20,534)	(1.50)
Softcat PLC	(6,755)	(155,153)	(11.35)
Tucows, Inc.	(932)	(18,006)	(1.32)
Semiconductors & semiconductor equipment
Advanced Micro Devices, Inc.	(443)	(71,859)	(5.26)
Aehr Test Systems	(9,005)	(100,586)	(7.36)
AEM Holdings Ltd.	(45,652)	(60,600)	(4.43)
Atomera, Inc.	(43,878)	(167,175)	(12.23)
Enphase Energy, Inc.	(738)	(73,586)	(5.38)
Entegris, Inc.	(345)	(46,713)	(3.42)
Kulicke & Soffa Industries, Inc.	(899)	(44,222)	(3.24)
Marvell Technology, Inc.	(1,070)	(74,793)	(5.47)
MKS Instruments, Inc.	(495)	(64,637)	(4.73)
Navitas Semiconductor Corp.	(20,738)	(81,500)	(5.96)
Nordic Semiconductor ASA	(2,752)	(36,755)	(2.69)
Semtech Corp.	(1,243)	(37,141)	(2.72)
Shinko Electric Industries Co. Ltd.	(4,400)	(154,242)	(11.28)
Socionext, Inc.	(2,300)	(54,452)	(3.98)
Technoprobe SpA	(19,796)	(195,045)	(14.27)
Texas Instruments, Inc.	(473)	(92,013)	(6.73)
u-blox Holding AG	(1,067)	(111,872)	(8.18)
UMS Holdings Ltd.	(87,900)	(76,491)	(5.60)
Universal Display Corp.	(66)	(13,877)	(1.02)
Veeco Instruments, Inc.	(6,242)	(291,564)	(21.33)
Software
American Software, Inc.	(16,957)	(154,817)	(11.32)
Appian Corp.	(475)	(14,659)	(1.07)
The accompanying notes are an integral part of these consolidated financial statements.
36 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Information technology (continued)
Software (continued)
Asana, Inc.	(7,171)	$(100,322)	(7.34)%
Aurora Innovation, Inc.	(68,157)	(188,795)	(13.81)
Bit Digital, Inc.	(7,025)	(22,340)	(1.63)
C3.ai, Inc.	(5,619)	(162,726)	(11.90)
CCC Intelligent Solutions Holdings, Inc.	(10,702)	(118,899)	(8.70)
Confluent, Inc.	(4,984)	(147,178)	(10.77)
Cybozu, Inc.	(8,800)	(109,337)	(8.00)
Digimarc Corp.	(4,920)	(152,569)	(11.16)
Dynatrace, Inc.	(1,293)	(57,849)	(4.23)
E2open Parent Holdings, Inc.	(8,426)	(37,833)	(2.77)
EverCommerce, Inc.	(2,388)	(26,220)	(1.92)
Fair Isaac Corp.	(10)	(14,887)	(1.09)
Fortnox AB	(12,016)	(72,534)	(5.31)
Freee KK	(2,200)	(33,118)	(2.42)
GB Group PLC	(26,513)	(113,884)	(8.33)
Guidewire Software, Inc.	(315)	(43,435)	(3.18)
Intapp, Inc.	(2,512)	(92,115)	(6.74)
IRESS Ltd.	(19,011)	(102,092)	(7.47)
MeridianLink, Inc.	(1,672)	(35,714)	(2.61)
Microsoft Corp.	(55)	(24,582)	(1.80)
Mitek Systems, Inc.	(12,334)	(137,894)	(10.09)
Money Forward, Inc.	(2,200)	(73,771)	(5.40)
ON24, Inc.	(10,512)	(63,177)	(4.62)
PKSHA Technology, Inc.	(2,300)	(50,678)	(3.71)
Procore Technologies, Inc.	(626)	(41,510)	(3.04)
SoundHound AI, Inc.	(11,534)	(45,559)	(3.33)
Terawulf, Inc.	(26,004)	(115,718)	(8.46)
Unity Software, Inc.	(2,823)	(45,902)	(3.36)
Zoom Video Communications, Inc.	(451)	(26,695)	(1.95)
Technology hardware, storage & peripherals
IonQ, Inc.	(16,613)	(116,790)	(8.54)
Seagate Technology Holdings PLC	(875)	(90,361)	(6.61)
(8,153,167)
Materials
Chemicals
Air Products & Chemicals, Inc.	(182)	(46,965)	(3.44)
Avient Corp.	(1,168)	(50,983)	(3.73)
Balchem Corp.	(136)	(20,937)	(1.53)
Denka Co. Ltd.	(2,000)	(26,894)	(1.97)
Element Solutions, Inc.	(4,354)	(118,080)	(8.64)
Elkem ASA	(45,598)	(86,438)	(6.32)
FMC Corp.	(513)	(29,523)	(2.16)
Fujimi, Inc.	(9,200)	(173,547)	(12.70)
Fuso Chemical Co. Ltd.	(2,400)	(61,011)	(4.46)
International Flavors & Fragrances, Inc.	(862)	(82,071)	(6.00)
Intrepid Potash, Inc.	(7,671)	(179,732)	(13.15)
K+S AG	(3,069)	(41,331)	(3.02)
Lanxess AG	(1,668)	(41,050)	(3.00)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 37

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Materials (continued)
Chemicals (continued)
LSB Industries, Inc.	(13,272)	$(108,565)	(7.94)%
Nanofilm Technologies International Ltd.	(140,800)	(77,357)	(5.66)
Nufarm Ltd.	(16,003)	(49,108)	(3.59)
Perimeter Solutions SA	(25,452)	(199,289)	(14.58)
PureCycle Technologies, Inc.	(17,418)	(103,115)	(7.54)
Scotts Miracle-Gro Co.	(424)	(27,585)	(2.02)
Sensient Technologies Corp.	(4,187)	(310,633)	(22.73)
Stepan Co.	(1,526)	(128,123)	(9.37)
Tokyo Ohka Kogyo Co. Ltd.	(4,500)	(122,003)	(8.93)
Victrex PLC	(13,012)	(188,499)	(13.79)
Containers & packaging
AptarGroup, Inc.	(559)	(78,713)	(5.76)
Metsa Board Oyj	(5,715)	(44,863)	(3.28)
TriMas Corp.	(11,942)	(305,238)	(22.33)
Metals & mining
Alleima AB	(10,274)	(66,690)	(4.88)
ARE Holdings, Inc.	(6,400)	(83,496)	(6.11)
Bellevue Gold Ltd.	(98,418)	(117,193)	(8.57)
Caledonia Mining Corp. PLC	(15,015)	(145,946)	(10.68)
Centamin PLC	(27,374)	(41,836)	(3.06)
Dakota Gold Corp.	(40,436)	(103,112)	(7.54)
De Grey Mining Ltd.	(294,506)	(223,970)	(16.39)
Eramet SA	(1,126)	(113,535)	(8.31)
Genesis Minerals Ltd.	(60,628)	(70,981)	(5.19)
IGO Ltd.	(37,651)	(141,660)	(10.36)
Ivanhoe Electric, Inc.	(13,398)	(125,673)	(9.19)
Liontown Resources Ltd.	(255,608)	(154,317)	(11.29)
Lynas Rare Earths Ltd.	(46,439)	(183,708)	(13.44)
MP Materials Corp.	(1,645)	(20,941)	(1.53)
Newmont Corp.	(1,803)	(75,492)	(5.52)
Outokumpu Oyj	(50,158)	(181,025)	(13.24)
Piedmont Lithium, Inc.	(4,806)	(47,964)	(3.51)
Southern Copper Corp.	(241)	(25,965)	(1.90)
Tredegar Corp.	(29,114)	(139,456)	(10.20)
Paper & forest products
Ence Energia y Celulosa SA	(52,991)	(194,201)	(14.21)
Navigator Co. SA	(18,863)	(78,502)	(5.74)
(5,037,316)
Real estate
Diversified REITs
Alpine, Inc.ome Property Trust, Inc.	(1,559)	(24,258)	(1.77)
Charter Hall Group	(12,725)	(94,905)	(6.94)
CTO Realty Growth, Inc.	(13,893)	(242,572)	(17.75)
Daiwa House REIT Investment Corp.	(23)	(35,138)	(2.57)
Essential Properties Realty Trust, Inc.	(1,410)	(39,071)	(2.86)
ICADE	(6,393)	(157,061)	(11.49)
Mori Trust REIT, Inc.	(55)	(23,724)	(1.74)
The accompanying notes are an integral part of these consolidated financial statements.
38 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Real estate (continued)
Diversified REITs (continued)
One Liberty Properties, Inc.	(1,449)	$(34,023)	(2.49)%
Star Asia Investment Corp.	(266)	(98,702)	(7.22)
Health care REITs
Aedifica SA	(2,227)	(135,111)	(9.88)
Assura PLC	(190,885)	(97,339)	(7.12)
Cofinimmo SA	(692)	(41,761)	(3.06)
Medical Properties Trust, Inc.	(4,693)	(20,227)	(1.48)
Industrial REITs
CRE Logistics REIT, Inc.	(133)	(118,542)	(8.67)
EastGroup Properties, Inc.	(220)	(37,422)	(2.74)
Rexford Industrial Realty, Inc.	(635)	(28,315)	(2.07)
Terreno Realty Corp.	(1,538)	(91,019)	(6.66)
Office REITs
Japan Excellent, Inc.	(47)	(34,675)	(2.53)
Peakstone Realty Trust	(5,821)	(61,703)	(4.51)
SL Green Realty Corp.	(330)	(18,691)	(1.37)
Real estate management & development
eXp World Holdings, Inc.	(2,041)	(23,033)	(1.69)
Grainger PLC	(56,656)	(174,392)	(12.76)
Hysan Development Co. Ltd.	(47,000)	(67,529)	(4.94)
IMMOFINANZ AG	(3,803)	(105,486)	(7.72)
International Workplace Group PLC	(18,884)	(41,273)	(3.02)
Maui Land & Pineapple Co., Inc.	(5,114)	(112,764)	(8.25)
Opendoor Technologies, Inc.	(16,945)	(31,179)	(2.28)
PEXA Group Ltd.	(13,031)	(119,876)	(8.77)
PSP Swiss Property AG	(404)	(51,846)	(3.79)
Redfin Corp.	(5,188)	(31,180)	(2.28)
Relo Group, Inc.	(7,000)	(74,486)	(5.45)
Star Holdings	(3,885)	(46,853)	(3.43)
Tejon Ranch Co.	(6,362)	(108,536)	(7.94)
Wihlborgs Fastigheter AB	(7,958)	(73,506)	(5.38)
Zillow Group, Inc. Class A	(1,100)	(49,544)	(3.62)
Zillow Group, Inc. Class C	(2,148)	(99,646)	(7.29)
Residential REITs
American Homes 4 Rent	(4,071)	(151,278)	(11.07)
Centerspace	(220)	(14,879)	(1.09)
Essex Property Trust, Inc.	(302)	(82,205)	(6.01)
Retail REITs
Agree Realty Corp.	(1,350)	(83,619)	(6.12)
Getty Realty Corp.	(4,937)	(131,620)	(9.63)
NETSTREIT Corp.	(16,560)	(266,616)	(19.50)
Phillips Edison & Co., Inc.	(5,038)	(164,793)	(12.06)
Realty Income Corp.	(3,246)	(171,454)	(12.54)
Specialized REITs
Digital Realty Trust, Inc.	(213)	(32,387)	(2.37)
Extra Space Storage, Inc.	(217)	(33,724)	(2.47)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 39

Consolidated portfolio of investments—June 30, 2024

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Real estate (continued)
Specialized REITs (continued)
Four Corners Property Trust, Inc.	(7,667)	$(189,145)	(13.84)%
Gladstone Land Corp.	(5,760)	(78,854)	(5.77)
(4,045,962)
Utilities
Electric utilities
Alliant Energy Corp.	(644)	(32,780)	(2.40)
Constellation Energy Corp.	(194)	(38,852)	(2.84)
Duke Energy Corp.	(326)	(32,675)	(2.39)
Eversource Energy	(331)	(18,771)	(1.37)
EVN AG	(1,370)	(43,723)	(3.20)
FirstEnergy Corp.	(1,707)	(65,327)	(4.78)
IDACORP, Inc.	(434)	(40,427)	(2.96)
NextEra Energy, Inc.	(1,471)	(104,161)	(7.62)
Southern Co.	(178)	(13,807)	(1.01)
Independent power and renewable electricity producers
Brookfield Renewable Corp.	(3,726)	(105,744)	(7.74)
Clearway Energy, Inc.	(772)	(19,061)	(1.39)
ERG SpA	(720)	(18,074)	(1.32)
Ormat Technologies, Inc.	(2,343)	(167,993)	(12.29)
Multi-utilities
Consolidated Edison, Inc.	(409)	(36,573)	(2.68)
Dominion Energy, Inc.	(1,887)	(92,463)	(6.76)
NiSource, Inc.	(3,838)	(110,573)	(8.09)
Northwestern Energy Group, Inc.	(419)	(20,983)	(1.53)
Public Service Enterprise Group, Inc.	(342)	(25,205)	(1.84)
Telecom Plus PLC	(1,659)	(36,994)	(2.71)
Water utilities
Artesian Resources Corp.	(5,402)	(189,934)	(13.90)
Essential Utilities, Inc.	(413)	(15,417)	(1.13)
Middlesex Water Co.	(3,432)	(179,356)	(13.12)
Pennon Group PLC	(23,431)	(169,866)	(12.43)
Pure Cycle Corp.	(10,123)	(96,675)	(7.07)
York Water Co.	(7,767)	(288,078)	(21.07)
(1,963,512)

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these consolidated financial statements.
40 | Allspring Alternative Risk Premia Fund

Consolidated statement of assets and liabilities—June 30, 2024
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $84,423,936)	$84,418,981
Investments in affiliated securities, at value (cost $24,689,828)	24,689,828
Cash	22,192
Cash due from broker	162,650
Cash at broker segregated for futures contracts	6,952,297
Foreign currency, at value (cost $31)	31
Unrealized gains on forward foreign currency contracts	867,184
Receivable for daily variation margin on open futures contracts	459,195
Unrealized gains on swap contracts	414,044
Receivable for interest	102,333
Prepaid expenses and other assets	49,302
Total assets	118,138,037
Liabilities
Cash collateral due to broker for forward foreign currency contracts	449,573
Payable for daily variation margin on open futures contracts	409,660
Unrealized losses on forward foreign currency contracts	391,895
Payable for swap contracts	136,070
Custody and accounting fees payable	92,164
Management fee payable	26,073
Administration fees payable	2,817
Payable for Fund shares redeemed	2,675
Accrued expenses and other liabilities	74,223
Total liabilities	1,585,150
Total net assets	$116,552,887
Net assets consist of
Paid-in capital	$115,351,560
Total distributable earnings	1,201,327
Total net assets	$116,552,887
Computation of net asset value per share
Net assets–Class R6	$116,521,661
Shares outstanding–Class R6[1]	14,112,357
Net asset value per share–Class R6	$8.26
Net assets–Institutional Class	$31,226
Shares outstanding–Institutional Class[1]	3,793
Net asset value per share–Institutional Class	$8.23
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 41

Consolidated Statement of operations— year ended June 30, 2024
Consolidated statement of operations
Investment income
Interest	$2,406,298
Income from affiliated securities	676,157
Total investment income	3,082,455
Expenses
Management fee	359,025
Administration fees
Class R6	17,707
Institutional Class	1,058
Custody and accounting fees	225,719
Professional fees	127,830
Registration fees	43,250
Shareholder report expenses	2,072
Trustees’ fees and expenses	25,222
Other fees and expenses	33,162
Total expenses	835,045
Less: Fee waivers and/or expense reimbursements
Fund-level	(462,180)
Institutional Class	(1,058)
Net expenses	371,807
Net investment income	2,710,648
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(1,065)
Foreign currency and foreign currency translations	(590)
Forward foreign currency contracts	435,678
Futures contracts	(2,090,834)
Swap contracts	367,510
Net realized losses on investments	(1,289,301)
Net change in unrealized gains (losses) on
Unaffiliated securities	14,826
Foreign currency and foreign currency translations	(941)
Forward foreign currency contracts	180,083
Futures contracts	1,174,708
Swap contracts	570,227
Net change in unrealized gains (losses) on investments	1,938,903
Net realized and unrealized gains (losses) on investments	649,602
Net increase in net assets resulting from operations	$3,360,250
The accompanying notes are an integral part of these consolidated financial statements.
42 | Allspring Alternative Risk Premia Fund

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Year ended June 30, 2024		Year ended June 30, 2023
Operations
Net investment income		$2,710,648		$1,153,011
Net realized gains (losses) on investments		(1,289,301)		1,411,536
Net change in unrealized gains (losses) on investments		1,938,903		(876,894)
Net increase in net assets resulting from operations		3,360,250		1,687,653
Distributions to shareholders from
Net investment income and net realized gains
Class R6		(1,523,999)		(5,243,974)
Institutional Class		(41,477)		(126,693)
Total distributions to shareholders		(1,565,476)		(5,370,667)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	10,690,576	86,443,305	2,093,518	19,055,274
Institutional Class	4,714	38,803	0	0
		86,482,108		19,055,274
Reinvestment of distributions
Class R6	195,886	1,523,999	638,607	5,243,974
Institutional Class	5,352	41,477	15,484	126,693
		1,565,476		5,370,667
Payment for shares redeemed
Class R6	(1,241,052)	(10,152,463)	(4,204,500)	(38,017,325)
Institutional Class	(121,868)	(978,926)	(2,389)	(21,716)
		(11,131,389)		(38,039,041)
Net increase (decrease) in net assets resulting from capital share transactions		76,916,195		(13,613,100)
Total increase (decrease) in net assets		78,710,969		(17,296,114)
Net assets
Beginning of period		37,841,918		55,138,032
End of period		$116,552,887		$37,841,918
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 43

Consolidated financial highlights
Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.26	$9.13	$8.46	$8.02	$9.75
Net investment income (loss)	0.37 [1]	0.33	(0.11)	(0.05)[1]	0.10
Payment from affiliate	0.00	0.02	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.00	0.01	0.78	0.49	(1.73)
Total from investment operations	0.37	0.36	0.67	0.44	(1.63)
Distributions to shareholders from
Net investment income	(0.37)	(0.83)	0.00	0.00	(0.03)
Net realized gains	0.00	(0.40)	0.00	0.00	(0.07)
Total distributions to shareholders	(0.37)	(1.23)	0.00	0.00	(0.10)
Net asset value, end of period	$8.26	$8.26	$9.13	$8.46	$8.02
Total return[2]	4.71%	4.44%*	7.92%	5.49%	(16.78)%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.48%	1.15%	1.09%	1.04%
Net expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	4.53%	2.56%	(0.56)%	(0.58)%	1.03%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$116,522	$36,891	$54,205	$72,039	$65,765

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these consolidated financial statements.
44 | Allspring Alternative Risk Premia Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.23	$9.10	$8.44	$8.02	$9.74
Net investment income (loss)	0.35 [1]	0.29	(0.10)	(0.05)	0.09
Payment from affiliate	0.00	0.02	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.01	0.05	0.76	0.47	(1.72)
Total from investment operations	0.36	0.36	0.66	0.42	(1.63)
Distributions to shareholders from
Net investment income	(0.36)	(0.83)	0.00	0.00	(0.02)
Net realized gains	0.00	(0.40)	0.00	0.00	(0.07)
Total distributions to shareholders	(0.36)	(1.23)	0.00	0.00	(0.09)
Net asset value, end of period	$8.23	$8.23	$9.10	$8.44	$8.02
Total return[2]	4.63%	4.43%*	7.82%	5.24%	(16.87)%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.62%	1.35%	1.21%	1.15%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	4.34%	2.65%	(0.53)%	(0.68)%	0.95%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$31	$951	$933	$21	$20

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 45

Notes to consolidated financial statements
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Alternative Risk Premia Fund (the “Fund”) which is a diversified series of the Trust.
2.
INVESTMENT IN SUBSIDIARY
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of June 30, 2024, the Subsidiary had $14,225,227 of investments in affiliates and cash at broker segregated for futures contacts representing 98.04% of its net assets. As of June 30, 2024, the Fund held $14,509,859 in the Subsidiary, representing 14.22% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
46 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and commodity prices and is subject to interest rate risk, equity price risk and commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter (“OTC”) market (“OTC swaps”) or centrally cleared with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Allspring Alternative Risk Premia Fund | 47

Notes to consolidated financial statements
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $111,538,185 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$539,261
Gross unrealized losses	(681,687)
Net unrealized losses	$(142,426)
As of June 30, 2024, the Fund had capital loss carryforwards which consist of $1,284,944 in short-term capital losses and $1,174,956 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
48 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$24,689,828	$0	$0	$24,689,828
U.S. Treasury securities	84,418,981	0	0	84,418,981
	109,108,809	0	0	109,108,809
Forward foreign currency contracts	0	867,184	0	867,184
Futures contracts	2,220,021	0	0	2,220,021
Swap contracts	0	414,044	0	414,044
Total assets	$111,328,830	$1,281,228	$0	$112,610,058
Liabilities
Forward foreign currency contracts	$0	$391,895	$0	$391,895
Futures contracts	822,404	0	0	822,404
Total liabilities	$822,404	$391,895	$0	$1,214,299
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Consolidated  Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
5.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.575
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the year ended June 30, 2024, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subavisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund. Allspring Investments receives a subadvisory fee at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase. Allspring UK receives a subadvisory fee for its asset allocation services at an annual rate of 0.10% of the Fund’s average daily net assets and a fee for portfolio management services on the assets it co-manages with Allspring Investments at an annual rate starting at 0.15% and declining to 0.075%.
Allspring Alternative Risk Premia Fund | 49

Notes to consolidated financial statements
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class R6	0.62%
Institutional Class	0.72
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended June 30, 2024.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
For the year June 30, 2024, the Fund did not have any purchases and sales of securities, excluding any short-term securities.
7.
DERIVATIVE TRANSACTIONS
During the year ended June 30, 2024, in order to provide investors with exposure to sources of excess return (known as alternative risk premia), the Fund  and the Subsidiary entered into both long and short positions in equities, fixed income, currencies and commodities directly or with derivatives. The derivative holdings included futures contracts, forward foreign currency contracts and swap contracts.
The volume of the Fund’s derivative activity during the year ended June 30, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$37,121,873
Average contract amounts to sell	52,606,855
Futures contracts
Average notional balance on long futures	$29,397,783
Average notional balance on short futures	38,880,793
Swap contracts
Average notional balance	$5,010,403
The total return swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
50 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements
The fair value of derivative instruments as of June 30, 2024 by primary risk type on the Consolidated Statement of Assets and Liabilities was as follows for the Fund:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$867,184	$867,184
Futures contracts	79,751 *	2,027,650 *	112,620 *	0	2,220,021
Swap contracts	0	0	414,044	0	414,044
	$79,751	$2,027,650	$526,664	$867,184	$3,501,249
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$391,895	$391,895
Futures contracts	408,740 *	405,434 *	8,230 *	0	822,404
	$408,740	$405,434	$8,230	$391,895	$1,214,299

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  Portfolio of Investments. For futures contracts, only the current day’s variation margin as of June 30, 2024 is reported separately on the Consolidated  Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the year ended June 30, 2024 was as follows:
	INTEREST RATE RISK	Commodity risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$435,678	$435,678
Futures contracts	(361,524)	(1,860,583)	131,273	0	(2,090,834)
Swap contracts	0	0	367,510	0	367,510
	$(361,524)	$(1,860,583)	$498,783	$435,678	$(1,287,646)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$180,083	$180,083
Futures contracts	(278,246)	1,441,450	11,504	0	1,174,708
Swap contracts	0	0	570,227	0	570,227
	$(278,246)	$1,441,450	$581,731	$180,083	$1,925,018
For certain types of derivative transactions, the Fund  and the Subsidiary have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund and the Subsidiary to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  and the Subsidiary under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Goldman Sachs International	$1,281,228	$(391,895)	$0	$889,333

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Goldman Sachs International	$391,895	$(391,895)	$0	$0
Allspring Alternative Risk Premia Fund | 51

Notes to consolidated financial statements
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2024, there were no borrowings by the Fund under the agreement.
9.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2024	2023
Ordinary income	$1,565,476	$3,927,235
Long-term capital gain	0	1,443,432
As of June 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$3,803,653	$(142,426)	$(2,459,900)
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
52 | Allspring Alternative Risk Premia Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Allspring Alternative Risk Premia Fund and subsidiary (the Fund), one of the funds constituting Allspring Funds Trust, including the consolidated portfolio of investments, as of June 30, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the consolidated financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 23, 2024
Allspring Alternative Risk Premia Fund | 53

Other information (unaudited)
Other information
Tax information
For the fiscal year ended June 30, 2024, $555,737 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended June 30, 2024, 73% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

54 | Allspring Alternative Risk Premia Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Alternative Risk Premia Fund | 55

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Alternative Risk Premia Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) investment sub-advisory agreements (the “Sub-Advisory Agreements”) with Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited (together, the “Sub-Advisers”), each an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

56 | Allspring Alternative Risk Premia Fund

Other information (unaudited)
Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was in range of the average investment performance of the Universe for the three-year period and lower than the average investment performance of the Universe for the one-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the ICE BofA 3-Month U.S. Treasury Bill Index, for the three-year period and lower than the investment performance of its benchmark index for the one-year period under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the one-year period. The Board took note of the explanations for the relative underperformance during the period, including with respect to the investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Allspring Alternative Risk Premia Fund | 57

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

58 | Allspring Alternative Risk Premia Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4816 06-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 23, 2024

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: August 23, 2024